Quarterly Report
June 30, 2022
SPDR® Index Shares Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 7.1%
Australia & New Zealand Banking Group, Ltd.	7,823	$118,510
BHP Group, Ltd.	8,167	231,662
Commonwealth Bank of Australia	2,836	176,257
CSL, Ltd.	781	144,500
Dexus REIT	11,155	68,116
Evolution Mining, Ltd.	2,430	3,977
Fortescue Metals Group, Ltd.	2,025	24,410
Glencore PLC (a)	16,479	89,077
GPT Group REIT	26,228	76,111
Macquarie Group, Ltd.	478	54,074
Mirvac Group REIT	3,766	5,115
National Australia Bank, Ltd.	7,782	146,572
Newcrest Mining, Ltd.	886	12,727
Qantas Airways, Ltd. (a)	2,560	7,869
Rio Tinto PLC	1,765	105,385
Rio Tinto, Ltd.	385	27,189
Santos, Ltd.	1,570	8,011
Stockland REIT	11,791	29,270
Suncorp Group, Ltd.	1,890	14,270
Transurban Group Stapled Security	4,489	44,389
Vicinity Centres REIT	7,062	8,911
Wesfarmers, Ltd.	885	25,505
Westpac Banking Corp.	6,950	93,194
Woodside Energy Group, Ltd.	3,098	67,830
Woolworths Group, Ltd.	1,829	44,775
		1,627,706
AUSTRIA — 0.4%
Erste Group Bank AG	419	10,601
Mondi PLC	3,562	62,941
OMV AG	258	12,073
Verbund AG	77	7,515
		93,130
BELGIUM — 0.9%
Ageas SA/NV	775	34,013
Anheuser-Busch InBev SA/NV	1,347	72,326
KBC Group NV	734	41,085
Solvay SA	433	35,001
UCB SA	186	15,681
Umicore SA	260	9,057
		207,163
BRAZIL — 0.1%
Wheaton Precious Metals Corp.	411	14,778
Yara International ASA	277	11,540
		26,318
CANADA — 10.1%
Agnico Eagle Mines, Ltd.	512	23,386
Bank of Montreal	1,501	144,032
Bank of Nova Scotia	2,300	135,830
Barrick Gold Corp.	3,780	66,695
Security Description	Shares	Value
BCE, Inc.	960	$47,087
Brookfield Asset Management, Inc. Class A	1,041	46,209
CAE, Inc. (a)	630	15,492
Canadian Imperial Bank of Commerce	1,920	93,042
Canadian National Railway Co.	1,508	169,265
Canadian Natural Resources, Ltd.	1,927	103,330
Canadian Pacific Railway, Ltd.	1,915	133,476
Cenovus Energy, Inc.	2,300	43,666
CGI, Inc. (a)	379	30,127
Enbridge, Inc.	3,990	168,143
Fortis, Inc.	339	15,991
Franco-Nevada Corp.	330	43,316
Magna International, Inc.	250	13,698
National Bank of Canada	400	26,193
Nutrien, Ltd.	733	58,250
Open Text Corp.	400	15,098
Pembina Pipeline Corp.	850	29,982
Power Corp. of Canada	1,820	46,729
Royal Bank of Canada	2,409	232,767
Shopify, Inc. Class A (a)	1,480	46,146
Sun Life Financial, Inc.	990	45,266
Suncor Energy, Inc.	1,900	66,517
TC Energy Corp.	2,087	107,881
Teck Resources, Ltd. Class B (a)	1,380	42,108
TELUS Corp.	1,000	22,226
Thomson Reuters Corp.	350	36,410
Toronto-Dominion Bank	3,200	209,397
WSP Global, Inc.	376	42,423
		2,320,178
CHINA — 0.6%
BOC Hong Kong Holdings, Ltd.	3,500	13,827
NXP Semiconductors NV	441	65,281
Prosus NV (a)	1,060	69,239
		148,347
DENMARK — 1.9%
AP Moller - Maersk A/S Class B	4	9,309
Carlsberg AS Class B	204	25,926
Coloplast A/S Class B	449	51,027
DSV A/S	62	8,639
Novo Nordisk A/S Class B	2,412	266,925
Novozymes A/S Class B	220	13,175
Orsted A/S (b)	280	29,203
Vestas Wind Systems A/S	1,658	34,939
		439,143
FINLAND — 1.4%
Elisa Oyj	200	11,211
Fortum Oyj	506	7,573
Kone Oyj Class B	511	24,232
Neste Oyj	644	28,439
Nokia Oyj	13,761	63,869
Nordea Bank Abp	2,810	24,679
Sampo Oyj Class A	1,098	47,661

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Stora Enso Oyj Class R	3,611	$56,495
UPM-Kymmene Oyj	2,202	66,783
		330,942
FRANCE — 9.8%
Aeroports de Paris (a)	50	6,317
Air Liquide SA	564	75,544
Alstom SA	752	16,974
Amundi SA (b)	340	18,555
Arkema SA	458	40,661
AXA SA	6,135	138,924
BioMerieux	96	9,354
BNP Paribas SA	2,366	112,212
Bureau Veritas SA	1,068	27,299
Capgemini SE	610	104,236
Carrefour SA	1,978	34,916
Cie de Saint-Gobain	782	33,474
Cie Generale des Etablissements Michelin SCA	2,136	58,004
Danone SA	2,595	144,491
Electricite de France SA	3,004	24,515
Engie SA	3,101	35,551
EssilorLuxottica SA	377	56,322
Gecina SA REIT	160	14,887
Hermes International	6	6,693
Kering SA	138	70,708
Legrand SA	316	23,277
L'Oreal SA	589	202,773
LVMH Moet Hennessy Louis Vuitton SE	359	218,322
Orange SA	2,810	32,961
Pernod Ricard SA	428	78,438
Renault SA (a)	353	8,780
Sanofi	1,846	185,927
SEB SA	62	5,934
Societe Generale SA	1,946	42,500
Teleperformance	184	56,420
TotalEnergies SE	3,648	192,101
Veolia Environnement SA	1,562	38,032
Vinci SA	1,202	106,763
Vivendi SE	1,010	10,238
Worldline SA (a)(b)	273	10,098
		2,242,201
GERMANY — 7.3%
adidas AG	265	46,754
Allianz SE	1,040	198,013
BASF SE	1,741	75,581
Bayerische Motoren Werke AG	663	50,918
Bayerische Motoren Werke AG Preference Shares	40	2,827
Beiersdorf AG	250	25,478
Carl Zeiss Meditec AG	50	5,954
Continental AG	87	6,048
Covestro AG (b)	508	17,515
Deutsche Bank AG	3,296	28,662
Deutsche Boerse AG	311	51,892
Security Description	Shares	Value
Deutsche Lufthansa AG (a)	2,966	$17,253
Deutsche Post AG	2,502	93,486
Deutsche Telekom AG	5,188	102,759
Deutsche Wohnen SE	239	5,482
E.ON SE	2,794	23,391
Hapag-Lloyd AG (b)	22	5,681
HeidelbergCement AG	130	6,230
Henkel AG & Co. KGaA Preference Shares	410	25,195
Henkel AG & Co. KGaA	189	11,539
Infineon Technologies AG	2,444	58,997
Knorr-Bremse AG	154	8,762
Mercedes-Benz Group AG	1,525	88,038
Merck KGaA	374	62,951
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	396	92,818
Puma SE	320	21,023
RWE AG	1,206	44,229
SAP SE	2,282	207,390
Sartorius AG Preference Shares	25	8,714
Siemens AG	1,478	150,021
Siemens Healthineers AG (b)	150	7,604
Symrise AG	258	28,011
Telefonica Deutschland Holding AG	7,283	20,862
Volkswagen AG	8	1,454
Volkswagen AG Preference Shares	218	29,040
Vonovia SE	932	28,646
Zalando SE (a)(b)	599	15,631
		1,674,849
HONG KONG — 1.9%
AIA Group, Ltd.	19,200	208,101
CLP Holdings, Ltd.	3,000	24,889
Hang Lung Properties, Ltd.	3,000	5,689
Hong Kong Exchanges & Clearing, Ltd.	1,700	83,625
Prudential PLC	4,281	52,822
Sun Hung Kai Properties, Ltd.	2,000	23,627
Swire Pacific, Ltd. Class A	1,000	5,958
Swire Properties, Ltd.	8,800	21,846
Techtronic Industries Co., Ltd.	2,000	20,861
		447,418
IRELAND — 0.3%
CRH PLC	1,686	58,167
Kerry Group PLC Class A	180	17,188
		75,355
ISRAEL — 0.1%
Bank Hapoalim BM	3,140	26,145
ITALY — 2.6%
Assicurazioni Generali SpA	5,247	83,517
Coca-Cola HBC AG	1,351	29,894
Enel SpA	20,941	114,280
Eni SpA	4,780	56,609

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Intesa Sanpaolo SpA	49,447	$92,016
Mediobanca Banca di Credito Finanziario SpA	760	6,561
Nexi SpA (a)(b)	3,193	26,385
Poste Italiane SpA (b)	5,161	48,085
Prysmian SpA	270	7,398
Telecom Italia SpA (a)	21,670	5,657
UniCredit SpA	4,702	44,561
UnipolSai Assicurazioni SpA	32,630	77,914
		592,877
JAPAN — 19.1%
Advantest Corp.	300	16,032
Aeon Co., Ltd.	1,000	17,327
AGC, Inc.	800	28,089
Aisin Corp.	300	9,275
Ajinomoto Co., Inc.	1,700	41,294
ANA Holdings, Inc. (a)	1,100	20,238
Asahi Group Holdings, Ltd.	1,200	39,262
Asahi Kasei Corp.	3,500	26,690
Astellas Pharma, Inc.	4,600	71,613
Bridgestone Corp.	2,300	83,803
Canon, Inc.	2,000	45,416
Chugai Pharmaceutical Co., Ltd.	700	17,879
Dai Nippon Printing Co., Ltd.	1,400	30,153
Daifuku Co., Ltd.	300	17,136
Dai-ichi Life Holdings, Inc.	1,800	33,256
Daiichi Sankyo Co., Ltd.	3,000	75,897
Daikin Industries, Ltd.	500	80,049
Daiwa House Industry Co., Ltd.	1,100	25,602
Daiwa Securities Group, Inc.	4,900	21,857
Denso Corp.	600	31,834
Eisai Co., Ltd.	500	21,070
ENEOS Holdings, Inc.	11,500	43,484
FANUC Corp.	200	31,269
Fast Retailing Co., Ltd.	100	52,321
Fuji Electric Co., Ltd.	400	16,547
FUJIFILM Holdings Corp.	800	42,857
Fujitsu, Ltd.	300	37,463
Hamamatsu Photonics KK	100	3,879
Hirose Electric Co., Ltd.	100	13,257
Hitachi Construction Machinery Co., Ltd.	500	11,060
Hitachi Metals, Ltd. (a)	300	4,534
Hitachi, Ltd.	2,000	94,778
Honda Motor Co., Ltd.	3,300	79,989
Hoya Corp.	300	25,582
Inpex Corp.	2,000	21,641
Isuzu Motors, Ltd.	1,200	13,258
ITOCHU Corp.	1,200	32,390
Itochu Techno-Solutions Corp.	900	22,027
Japan Real Estate Investment Corp. REIT	12	55,118
Kao Corp.	2,100	84,584
KDDI Corp.	2,500	78,926
Keyence Corp.	200	68,279
Kirin Holdings Co., Ltd.	2,700	42,481
Security Description	Shares	Value
Koito Manufacturing Co., Ltd.	200	$6,338
Komatsu, Ltd.	3,000	66,424
Kubota Corp.	3,400	50,729
Kyocera Corp.	700	37,387
Lixil Corp.	400	7,479
Makita Corp.	200	4,979
Mitsubishi Corp.	900	26,744
Mitsubishi Electric Corp.	6,200	66,219
Mitsubishi Estate Co., Ltd.	4,200	60,872
Mitsubishi Heavy Industries, Ltd.	300	10,478
Mitsubishi UFJ Financial Group, Inc.	17,100	91,809
Mitsui & Co., Ltd.	1,900	41,880
Mitsui Chemicals, Inc.	800	17,018
Mitsui Fudosan Co., Ltd.	1,400	30,065
Mitsui OSK Lines, Ltd.	400	9,142
MS&AD Insurance Group Holdings, Inc.	2,400	73,455
Murata Manufacturing Co., Ltd.	800	43,552
NEC Corp.	1,300	50,429
NGK Insulators, Ltd.	2,100	28,257
Nidec Corp.	500	30,842
Nintendo Co., Ltd.	200	86,386
Nippon Steel Corp.	1,400	19,569
Nippon Telegraph & Telephone Corp.	3,200	91,768
Nippon Yusen KK	200	13,647
Nissan Motor Co., Ltd.	3,500	13,608
Nomura Holdings, Inc.	5,000	18,251
Nomura Real Estate Master Fund, Inc. REIT (a)	10	12,469
Nomura Research Institute, Ltd.	1,600	42,516
NTT Data Corp.	1,800	24,856
Obayashi Corp.	2,800	20,301
Oji Holdings Corp.	4,000	17,313
Olympus Corp.	2,100	42,145
Omron Corp.	700	35,506
Ono Pharmaceutical Co., Ltd.	900	23,067
Oriental Land Co., Ltd.	100	13,927
Panasonic Holdings Corp.	5,000	40,356
Recruit Holdings Co., Ltd.	2,100	61,753
Renesas Electronics Corp. (a)	1,300	11,799
Ricoh Co., Ltd.	3,200	24,991
Rohm Co., Ltd.	300	20,890
Secom Co., Ltd.	400	24,682
Seiko Epson Corp.	800	11,306
Sekisui Chemical Co., Ltd.	3,000	41,007
Sekisui House, Ltd.	3,600	62,975
Shimadzu Corp.	700	22,104
Shin-Etsu Chemical Co., Ltd.	400	45,048
Shionogi & Co., Ltd.	500	25,229
Shiseido Co., Ltd.	1,000	40,087
SoftBank Group Corp.	1,400	53,947
Sompo Holdings, Inc.	300	13,212
Sony Group Corp.	2,200	179,670
Subaru Corp.	800	14,200
Sumitomo Corp.	3,400	46,475

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Sumitomo Electric Industries, Ltd.	1,300	$14,344
Sumitomo Mitsui Financial Group, Inc.	700	20,775
Sumitomo Realty & Development Co., Ltd.	300	7,912
Suzuki Motor Corp.	300	9,416
Sysmex Corp.	400	24,043
Takeda Pharmaceutical Co., Ltd.	3,200	89,931
TDK Corp.	500	15,421
Terumo Corp.	1,400	42,127
TIS, Inc.	400	10,467
Tokio Marine Holdings, Inc.	1,500	87,258
Tokyo Electron, Ltd.	200	65,217
Toray Industries, Inc.	2,000	11,206
TOTO, Ltd.	1,000	32,976
Toyota Motor Corp.	17,800	275,146
Toyota Tsusho Corp.	400	13,043
Unicharm Corp.	600	20,051
Yamaha Corp.	500	20,610
Yamaha Motor Co., Ltd.	1,000	18,299
Z Holdings Corp.	2,600	7,586
		4,384,482
LUXEMBOURG — 0.1%
ArcelorMittal SA	1,373	30,876
MACAU — 0.1%
Sands China, Ltd. (a)	5,200	12,405
NETHERLANDS — 5.3%
ABN AMRO Bank NV (b)	1,323	14,820
Adyen NV (a)(b)	16	23,217
Aegon NV	8,054	34,758
Akzo Nobel NV	802	52,504
ASML Holding NV	638	304,050
Heineken Holding NV	1,006	73,042
Heineken NV	1,285	116,876
ING Groep NV	6,633	65,399
Koninklijke Ahold Delhaize NV	1,712	44,495
Koninklijke DSM NV	365	52,316
Koninklijke KPN NV	5,434	19,321
Koninklijke Philips NV	1,688	36,274
NN Group NV	323	14,635
Randstad NV	465	22,459
Shell PLC	10,873	281,789
Wolters Kluwer NV	558	53,996
		1,209,951
NORWAY — 0.6%
Equinor ASA	1,141	39,560
Mowi ASA	694	15,742
Norsk Hydro ASA	5,122	28,597
Orkla ASA	6,522	51,966
		135,865
PORTUGAL — 0.5%
EDP - Energias de Portugal SA	15,466	71,984
Security Description	Shares	Value
Jeronimo Martins SGPS SA	1,820	$39,462
		111,446
SINGAPORE — 0.8%
CapitaLand Integrated Commercial Trust REIT	15,000	23,389
DBS Group Holdings, Ltd.	2,800	59,714
Keppel Corp., Ltd.	9,300	43,369
Sea, Ltd. ADR (a)	301	20,125
STMicroelectronics NV	1,183	37,103
		183,700
SPAIN — 3.3%
Acciona SA	183	33,576
Aena SME SA (a)(b)	136	17,240
Amadeus IT Group SA (a)	766	42,571
Banco Bilbao Vizcaya Argentaria SA	15,303	69,282
Banco Santander SA	31,394	88,223
CaixaBank SA	12,542	43,493
Cellnex Telecom SA (b)	720	27,873
EDP Renovaveis SA	404	9,512
Endesa SA	3,479	65,468
Ferrovial SA	595	15,047
Iberdrola SA	13,590	140,599
Industria de Diseno Textil SA	1,621	36,588
Naturgy Energy Group SA	1,492	42,848
Repsol SA	2,927	42,993
Siemens Gamesa Renewable Energy SA (a)	985	18,443
Telefonica SA	12,797	65,045
		758,801
SWEDEN — 2.0%
Alfa Laval AB	1,151	27,698
Assa Abloy AB Class B	1,891	40,099
Castellum AB	420	5,388
Epiroc AB Class A	752	11,591
Epiroc AB Class B	277	3,736
Essity AB Class B	1,066	27,786
Evolution AB (b)	100	9,076
Hexagon AB Class B	1,938	20,094
Investor AB Class B	1,908	31,314
Lundin Energy AB	250	171
Lundin Energy Mergerco AB	250	10,172
Nibe Industrier AB Class B	1,124	8,424
Sandvik AB	2,678	43,342
SKF AB Class B	1,287	18,902
Svenska Cellulosa AB SCA Class B	1,251	18,654
Svenska Handelsbanken AB Class A	1,508	12,865
Tele2 AB Class B	865	9,834
Telefonaktiebolaget LM Ericsson Class B	6,206	46,190
Telia Co. AB	12,792	48,909
Trelleborg AB Class B	489	9,835
Volvo AB Class A	172	2,763

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Volvo AB Class B	2,347	$36,274
Volvo Car AB Class B (a)	784	5,199
		448,316
SWITZERLAND — 5.6%
ABB, Ltd.	5,134	136,535
Alcon, Inc.	636	44,298
Chocoladefabriken Lindt & Spruengli AG	1	10,143
Cie Financiere Richemont SA Class A	529	56,168
Credit Suisse Group AG (a)	2,456	13,905
Geberit AG	215	103,037
Givaudan SA	17	59,611
Holcim AG (a)	2,160	92,167
Logitech International SA	339	17,659
Lonza Group AG	99	52,636
Novartis AG	4,556	384,763
Partners Group Holding AG	10	8,985
Schindler Holding AG	54	9,820
SGS SA	22	50,212
Sika AG	130	29,874
Sonova Holding AG	134	42,551
Straumann Holding AG	77	9,221
Swisscom AG	28	15,425
UBS Group AG	5,692	91,502
Zurich Insurance Group AG	135	58,549
		1,287,061
UNITED KINGDOM — 10.9%
3i Group PLC	2,774	37,344
Abrdn PLC	6,939	13,471
Ashtead Group PLC	536	22,386
AstraZeneca PLC	2,424	317,933
Barclays PLC	32,877	61,137
Barratt Developments PLC	3,306	18,364
Berkeley Group Holdings PLC (a)	188	8,502
BP PLC	26,834	126,541
BT Group PLC	14,704	33,268
CNH Industrial NV	3,269	37,662
Coca-Cola Europacific Partners PLC	700	36,127
Compass Group PLC	1,740	35,501
Croda International PLC	453	35,605
Diageo PLC	5,406	231,788
DS Smith PLC	1,695	5,708
Experian PLC	1,461	42,690
HSBC Holdings PLC	30,932	201,200
Informa PLC (a)	3,890	24,982
International Consolidated Airlines Group SA (a)	6,058	7,918
Intertek Group PLC	370	18,899
J Sainsbury PLC	2,943	7,291
Kingfisher PLC	4,840	14,360
Land Securities Group PLC REIT	5,015	40,441
Legal & General Group PLC	20,963	60,973
Security Description	Shares	Value
Lloyds Banking Group PLC	123,835	$63,631
London Stock Exchange Group PLC	385	35,684
National Grid PLC	2,840	36,284
Natwest Group PLC	6,720	17,816
Pearson PLC	3,031	27,600
Reckitt Benckiser Group PLC	1,292	96,812
RELX PLC	4,667	126,166
Rentokil Initial PLC	4,063	23,418
Rolls-Royce Holdings PLC (a)	8,560	8,623
Segro PLC REIT	939	11,139
Severn Trent PLC	274	9,048
Smith & Nephew PLC	2,156	30,046
Smiths Group PLC	968	16,452
Spirax-Sarco Engineering PLC	284	34,070
SSE PLC	1,885	36,994
Standard Chartered PLC	2,719	20,427
Tesco PLC	19,265	59,778
Unilever PLC	5,296	239,325
United Utilities Group PLC	3,894	48,236
Vodafone Group PLC	56,556	86,996
Whitbread PLC	315	9,480
WPP PLC	1,410	14,120
		2,492,236
UNITED STATES — 6.4%
Ferguson PLC	60	6,695
GSK PLC	11,242	241,055
Nestle SA	4,996	581,558
Roche Holding AG	1,139	378,992
Schneider Electric SE	1,236	145,887
Stellantis NV	6,262	77,197
Swiss Re AG	533	41,188
		1,472,572
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	800	15,145
TOTAL COMMON STOCKS (Cost $27,796,536)		22,794,628

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c)(d) (Cost $29,562)	29,562	29,562
TOTAL INVESTMENTS — 99.4% (Cost $27,826,098)		22,824,190
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		129,868
NET ASSETS — 100.0%		$22,954,058

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,784,456	$10,172	$—	$22,794,628
Short-Term Investment	29,562	—	—	29,562
TOTAL INVESTMENTS	$22,814,018	$10,172	$—	$22,824,190
Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	20.4%
Industrials	13.9
Health Care	12.0
Consumer Staples	11.4
Consumer Discretionary	9.0
Materials	8.1
Information Technology	7.8
Energy	6.3
Communication Services	4.2
Utilities	3.7
Real Estate	2.5
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 1/11/2022*	Value at 1/11/2022*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$669,306	$639,740	$(4)	$—	29,562	$29,562	$107
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
BRAZIL — 3.3%
Ambev SA	18,600	$47,661
B3 SA - Brasil Bolsa Balcao	27,200	57,006
Banco Bradesco SA Preference Shares	17,160	56,440
Banco Bradesco SA	160	440
Banco BTG Pactual SA (a)	2,100	8,959
Banco BTG Pactual SA Preference Shares	2,200	2,040
Banco BTG Pactual SA (a)	1,600	3,684
Banco do Brasil SA	6,500	41,490
Banco Santander Brasil SA	14,900	82,087
Braskem SA Class A, Preference Shares	1,500	10,682
BRF SA (b)	2,970	7,718
Centrais Eletricas Brasileiras SA	974	8,605
Centrais Eletricas Brasileiras SA Class B, Preference Shares	600	5,358
Cia de Saneamento Basico do Estado de Sao Paulo	900	7,258
Cia Energetica de Minas Gerais Preference Shares	13,000	25,804
Cosan SA	3,500	12,181
Energisa SA	1,000	7,716
Engie Brasil Energia SA	4,500	35,539
Gerdau SA Preference Shares	3,100	13,249
Inter & Co., Inc. (b)	39	103
Itau Unibanco Holding SA Preference Shares	23,100	100,140
Itausa SA Preference Shares	7,500	11,961
Klabin SA	2,500	9,657
Klabin SA Preference Shares	6,000	4,612
Localiza Rent a Car SA	1,000	10,022
Lojas Renner SA	2,500	10,814
Natura & Co. Holding SA	5,200	13,344
Petroleo Brasileiro SA Preference Shares	8,000	42,727
Petroleo Brasileiro SA	5,700	33,288
Rede D'Or Sao Luiz SA (c)	2,100	11,638
Rumo SA	2,200	6,718
Sendas Distribuidora SA	2,000	5,458
Suzano SA	2,700	25,655
Telefonica Brasil SA	3,300	29,697
TIM SA	8,900	21,716
Ultrapar Participacoes SA	3,200	7,533
Vibra Energia SA	4,200	13,421
WEG SA	4,700	23,772
		816,193
CHILE — 0.7%
Banco de Chile	189,141	16,858
Banco de Credito e Inversiones SA	224	6,423
Banco Santander Chile	753,561	29,801
Cencosud SA	4,351	5,424
Cia Cervecerias Unidas SA	2,148	13,298
Security Description	Shares	Value
Empresas CMPC SA	5,445	$8,863
Empresas COPEC SA	3,065	22,148
Enel Americas SA	281,882	26,206
Enel Chile SA	565,001	12,514
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	525	42,869
		184,404
CHINA — 39.7%
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	4,400	13,933
AAC Technologies Holdings, Inc.	3,500	8,055
Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	591	10,292
AECC Aviation Power Co., Ltd. Class A	1,200	8,146
Agricultural Bank of China, Ltd. Class A	25,500	11,487
Agricultural Bank of China, Ltd. Class H	43,000	16,220
Aier Eye Hospital Group Co., Ltd. Class A	3,600	24,040
Air China, Ltd. Class A (b)	6,800	11,776
Alibaba Group Holding, Ltd. ADR (b)	6,000	682,080
Alibaba Health Information Technology, Ltd. (b)	12,000	8,258
Aluminum Corp. of China, Ltd. Class A (b)	19,900	14,099
Angang Steel Co., Ltd. Class A	23,700	11,383
Angel Yeast Co., Ltd. Class A	1,000	7,272
Anhui Conch Cement Co., Ltd. Class A	5,500	28,943
ANTA Sports Products, Ltd.	4,400	54,054
Asymchem Laboratories Tianjin Co., Ltd. Class A	300	12,932
Avary Holding Shenzhen Co., Ltd. Class A	3,400	15,321
Baidu, Inc. ADR (b)	1,000	148,730
Bank of Beijing Co., Ltd. Class A	16,900	11,445
Bank of China, Ltd. Class A	10,500	5,106
Bank of China, Ltd. Class H	55,000	21,938
Bank of Communications Co., Ltd. Class A	65,200	48,432
Bank of Hangzhou Co., Ltd. Class A	9,300	20,780
Bank of Nanjing Co., Ltd. Class A	15,100	23,469
Bank of Ningbo Co., Ltd. Class A	5,800	30,980
Baoshan Iron & Steel Co., Ltd. Class A	26,300	23,616
BeiGene, Ltd. ADR (b)	200	32,370
Beijing Kingsoft Office Software, Inc. Class A	365	10,732

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Beijing New Building Materials PLC Class A	1,600	$8,262
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	290	6,718
Bilibili, Inc. ADR (b)	600	15,360
Bloomage Biotechnology Corp., Ltd. Class A	412	8,738
BOE Technology Group Co., Ltd. Class A	75,200	44,194
BYD Co., Ltd. Class A	1,800	89,538
Caitong Securities Co., Ltd. Class A	6,110	7,172
CGN Power Co., Ltd. Class A	70,300	29,361
Chaozhou Three-Circle Group Co., Ltd. Class A	1,500	6,735
Chengxin Lithium Group Co., Ltd. Class A	900	8,103
China CITIC Bank Corp., Ltd. Class H	85,000	38,021
China Conch Venture Holdings, Ltd.	3,000	6,538
China Construction Bank Corp. Class H	288,000	193,420
China Eastern Airlines Corp., Ltd. Class A (b)	18,000	14,740
China Feihe, Ltd. (c)	8,000	9,196
China Gas Holdings, Ltd.	9,400	14,519
China Hongqiao Group, Ltd.	8,000	9,043
China International Capital Corp., Ltd. Class H (c)	4,000	8,523
China International Marine Containers Group Co., Ltd. Class H	21,900	35,500
China Jushi Co., Ltd. Class A	3,100	8,050
China Lesso Group Holdings, Ltd.	10,000	15,089
China Life Insurance Co., Ltd. Class H	35,000	60,928
China Literature, Ltd. (b)(c)	2,000	9,660
China Longyuan Power Group Corp., Ltd. Class H	11,000	21,252
China Mengniu Dairy Co., Ltd.	13,000	64,860
China Merchants Bank Co., Ltd. Class A	19,900	125,262
China Merchants Port Holdings Co., Ltd.	8,000	13,600
China Merchants Securities Co., Ltd. Class A	2,900	6,233
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	10,700	21,435
China Minsheng Banking Corp., Ltd. Class A	49,900	27,688
China National Building Material Co., Ltd. Class H	16,000	17,087
China National Chemical Engineering Co., Ltd. Class A	7,900	11,088
Security Description	Shares	Value
China National Nuclear Power Co., Ltd. Class A	15,100	$15,451
China Oilfield Services, Ltd. Class H	16,000	15,680
China Overseas Land & Investment, Ltd.	24,000	75,851
China Pacific Insurance Group Co., Ltd. Class A	11,500	40,362
China Railway Group, Ltd. Class A	10,900	9,983
China Railway Signal & Communication Corp., Ltd. Class H (c)	14,000	4,674
China Resources Beer Holdings Co., Ltd.	6,000	44,731
China Resources Cement Holdings, Ltd.	28,000	18,805
China Resources Gas Group, Ltd.	2,000	9,316
China Resources Land, Ltd.	8,000	37,314
China Resources Microelectronics Ltd. Class A	1,443	12,714
China Resources Power Holdings Co., Ltd.	8,000	16,516
China State Construction Engineering Corp., Ltd. Class A	56,600	44,914
China Suntien Green Energy Corp., Ltd. Class H	12,000	6,117
China Taiping Insurance Holdings Co., Ltd.	10,600	13,076
China Three Gorges Renewables Group Co., Ltd. Class A	27,300	25,613
China Tourism Group Duty Free Corp., Ltd. Class A	1,200	41,693
China Tower Corp., Ltd. Class H (c)	280,000	36,040
China United Network Communications, Ltd. Class A	40,500	20,902
China Vanke Co., Ltd. Class A	13,800	42,197
China Yangtze Power Co., Ltd. Class A	17,600	60,695
China Zhenhua Group Science & Technology Co., Ltd. Class A	800	16,225
Chongqing Brewery Co., Ltd. Class A	600	13,120
Chongqing Zhifei Biological Products Co., Ltd. Class A	1,400	23,182
CIFI Holdings Group Co., Ltd.	27,040	13,577
CITIC Securities Co., Ltd. Class A	12,910	41,710
CITIC, Ltd.	8,000	8,105
CMOC Group, Ltd. Class A	36,100	30,854
CNOOC Energy Technology & Services, Ltd. Class A	76,400	29,401
Contemporary Amperex Technology Co., Ltd. Class A (b)	2,100	167,268

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COSCO SHIPPING Development Co., Ltd. Class A	31,800	$14,230
COSCO SHIPPING Holdings Co., Ltd. Class A	13,300	27,575
Country Garden Holdings Co., Ltd.	44,000	27,251
Country Garden Services Holdings Co., Ltd.	6,000	26,724
CSPC Pharmaceutical Group, Ltd.	26,000	25,811
Dali Foods Group Co., Ltd. (c)	23,000	12,223
Datang International Power Generation Co., Ltd. Class A	37,900	13,737
Dongfeng Motor Group Co., Ltd. Class H	12,000	9,114
East Money Information Co., Ltd. Class A	5,280	20,004
ENN Energy Holdings, Ltd.	2,500	41,067
Eve Energy Co., Ltd. Class A	1,600	23,269
Flat Glass Group Co., Ltd. Class A (b)	2,100	11,934
Foshan Haitian Flavouring & Food Co., Ltd. Class A	2,510	33,830
Foxconn Industrial Internet Co., Ltd. Class A	26,200	38,455
Fuyao Glass Industry Group Co., Ltd. Class A	3,100	19,333
Ganfeng Lithium Co., Ltd. Class A	1,500	33,270
G-bits Network Technology Xiamen Co., Ltd. Class A	300	17,362
GD Power Development Co., Ltd. Class A	27,200	15,864
GDS Holdings, Ltd. ADR (b)	600	20,034
Geely Automobile Holdings, Ltd.	19,000	43,196
GEM Co., Ltd. Class A	12,600	17,103
Genscript Biotech Corp. (b)	4,000	14,502
Ginlong Technologies Co., Ltd. Class A	300	9,531
GoerTek, Inc. Class A	3,000	15,035
Gotion High-tech Co., Ltd. Class A	2,000	13,603
Great Wall Motor Co., Ltd. Class H	9,000	18,512
Gree Electric Appliances, Inc. of Zhuhai Class A	4,900	24,645
Guangdong Investment, Ltd.	20,000	21,155
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	4,800	22,617
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	1,100	13,545
Guangzhou Tinci Materials Technology Co., Ltd. Class A	1,200	11,108
Guoyuan Securities Co., Ltd. Class A	8,900	8,257
Haidilao International Holding, Ltd. (b)(c)	4,000	9,329
Security Description	Shares	Value
Haier Smart Home Co., Ltd. Class A	9,500	$38,911
Haitong Securities Co., Ltd. Class A	21,100	30,875
Hang Zhou Great Star Industrial Co., Ltd. Class A (b)	2,500	7,025
Hangzhou First Applied Material Co., Ltd. Class A	1,120	10,946
Hangzhou Robam Appliances Co., Ltd. Class A	1,900	10,211
Hangzhou Tigermed Consulting Co., Ltd. Class A	1,400	23,900
Hansoh Pharmaceutical Group Co., Ltd. (c)	8,000	16,149
Henan Shuanghui Investment & Development Co., Ltd. Class A	2,200	9,615
Hengan International Group Co., Ltd.	7,000	32,873
Hengli Petrochemical Co., Ltd. Class A	3,600	11,942
Hua Hong Semiconductor, Ltd. (b)(c)	4,000	14,477
Huadong Medicine Co., Ltd. Class A	2,000	13,472
Huafon Chemical Co., Ltd. Class A	14,900	18,758
Huaneng Power International, Inc. Class H	20,000	9,966
Huatai Securities Co., Ltd. Class A	20,400	43,209
Huaxin Cement Co., Ltd. Class A	3,200	9,312
Huayu Automotive Systems Co., Ltd. Class A	5,000	17,153
Huazhu Group, Ltd. ADR	300	11,430
Hunan Valin Steel Co., Ltd. Class A	14,100	10,705
Hundsun Technologies, Inc. Class A	2,100	13,638
Iflytek Co., Ltd. Class A	2,800	17,216
Imeik Technology Development Co., Ltd. Class A	100	8,950
Industrial & Commercial Bank of China, Ltd. Class H	175,000	103,926
Industrial Bank Co., Ltd. Class A	21,000	62,334
Industrial Securities Co., Ltd. Class A	16,500	17,351
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	9,400	54,612
Innovent Biologics, Inc. (b)(c)	2,500	11,119
Inspur Electronic Information Industry Co., Ltd. Class A	1,600	6,320
JA Solar Technology Co., Ltd. Class A	1,820	21,419
Jason Furniture Hangzhou Co., Ltd. Class A	1,820	15,373
JCET Group Co., Ltd. Class A	2,800	11,277
JD Logistics, Inc. (b)(c)	3,700	8,072

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
JD.com, Inc. ADR	2,700	$173,394
JD.com, Inc. Class A	2,088	67,268
Jiangsu Hengrui Medicine Co., Ltd. Class A	5,100	28,215
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	1,200	32,782
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	1,500	5,741
Jiangsu Zhongtian Technology Co., Ltd. Class A	3,800	13,093
Jiangxi Copper Co., Ltd. Class A	2,400	6,383
Kanzhun, Ltd. ADR (b)	600	15,768
KE Holdings, Inc. ADR (b)	1,800	32,310
Kingdee International Software Group Co., Ltd. (b)	13,000	30,483
Kingsoft Corp., Ltd.	3,400	13,259
Kuaishou Technology (b)(c)	1,900	21,162
Kunlun Energy Co., Ltd.	26,000	21,305
Kweichow Moutai Co., Ltd. Class A	1,000	305,033
LB Group Co., Ltd. Class A	2,300	6,879
Lenovo Group, Ltd.	46,000	42,970
Lens Technology Co., Ltd. Class A	3,600	5,944
Li Auto, Inc. ADR (b)	1,700	65,127
Li Ning Co., Ltd.	8,000	74,118
Lingyi iTech Guangdong Co. Class A (b)	6,900	5,167
Livzon Pharmaceutical Group, Inc. Class A	3,500	18,904
Logan Group Co., Ltd.	28,000	5,834
Longfor Group Holdings, Ltd. (c)	8,000	37,773
LONGi Green Energy Technology Co., Ltd. Class A	8,920	88,652
Lufax Holding, Ltd. ADR	1,600	9,600
Luxshare Precision Industry Co., Ltd. Class A	8,000	40,321
Luzhou Laojiao Co., Ltd. Class A	700	25,742
Mango Excellent Media Co., Ltd. Class A	1,400	6,966
Maxscend Microelectronics Co., Ltd. Class A	640	12,887
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (b)	12,200	10,136
Meituan Class B (b)(c)	12,800	316,780
Microport Scientific Corp. (b)	3,600	10,437
Ming Yang Smart Energy Group, Ltd. Class A	2,100	10,587
Minth Group, Ltd.	2,000	5,454
Muyuan Foods Co., Ltd. Class A	5,700	46,991
NARI Technology Co., Ltd. Class A	5,040	20,298
NAURA Technology Group Co., Ltd. Class A	700	28,935
NavInfo Co., Ltd. Class A	2,800	6,294
NetEase, Inc. ADR	1,300	121,368
Security Description	Shares	Value
New China Life Insurance Co., Ltd. Class A	2,300	$11,043
New Hope Liuhe Co., Ltd. Class A (b)	7,400	16,888
Ninestar Corp. Class A	1,200	9,061
Ningbo Ronbay New Energy Technology Co., Ltd. Class A	505	9,750
Ningbo Shanshan Co., Ltd. Class A	1,900	8,423
Ningbo Tuopu Group Co., Ltd. Class A	1,200	12,248
NIO, Inc. ADR (b)	4,500	97,740
Nongfu Spring Co., Ltd. Class H (c)	6,000	34,447
Orient Securities Co., Ltd. Class A	10,624	16,180
Pharmaron Beijing Co., Ltd. Class A	1,050	14,913
PICC Property & Casualty Co., Ltd. Class H	46,000	47,835
Pinduoduo, Inc. ADR (b)	1,600	98,880
Ping An Bank Co., Ltd. Class A	22,200	49,604
Ping An Healthcare & Technology Co., Ltd. (b)(c)	3,200	9,481
Ping An Insurance Group Co. of China, Ltd. Class A	17,000	118,393
Poly Developments & Holdings Group Co., Ltd. Class A	11,900	30,992
Postal Savings Bank of China Co., Ltd. Class H (c)	39,000	30,964
Power Construction Corp. of China, Ltd. Class A	12,500	14,674
Proya Cosmetics Co., Ltd. Class A	700	17,247
Red Star Macalline Group Corp., Ltd. Class A (b)	8,900	8,045
Rongsheng Petrochemical Co., Ltd. Class A	5,800	13,314
Sangfor Technologies, Inc. Class A	400	6,192
Sany Heavy Industry Co., Ltd. Class A	10,400	29,567
SDIC Power Holdings Co., Ltd. Class A	4,700	7,361
SF Holding Co., Ltd. Class A	4,600	38,293
SG Micro Corp. Class A	300	8,145
Shandong Gold Mining Co., Ltd. Class A	3,600	9,966
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	2,000	8,711
Shandong Linglong Tyre Co., Ltd. Class A	2,900	10,974
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	8,000	9,298
Shanghai Electric Group Co., Ltd. Class A	10,000	6,131
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	2,900	19,072

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai Pudong Development Bank Co., Ltd. Class A	34,800	$41,578
Shanxi Taigang Stainless Steel Co., Ltd. Class A	16,600	13,495
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	900	43,603
Shennan Circuits Co., Ltd. Class A	900	12,580
Shenzhen Dynanonic Co., Ltd. Class A	200	12,192
Shenzhen Inovance Technology Co., Ltd. Class A	2,400	23,580
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	1,300	60,732
Shenzhen Overseas Chinese Town Co., Ltd. Class A	11,300	10,939
Shenzhen Transsion Holdings Co., Ltd. Class A	394	5,244
Shenzhou International Group Holdings, Ltd.	2,600	31,494
Sichuan Chuantou Energy Co., Ltd. Class A	4,500	8,001
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	6,400	17,852
Sinolink Securities Co., Ltd. Class A	6,600	8,860
Sinopec Oilfield Service Corp. Class A (b)	26,700	7,527
Sinopec Shanghai Petrochemical Co., Ltd. Class A	39,300	18,641
Sinopharm Group Co., Ltd. Class H	5,600	13,574
Skshu Paint Co., Ltd. Class A (b)	500	9,653
Sunac China Holdings, Ltd. (d)	11,000	3,210
Sungrow Power Supply Co., Ltd. Class A	2,000	29,310
Sunny Optical Technology Group Co., Ltd.	2,000	32,599
Sunwoda Electronic Co., Ltd. Class A	2,800	13,198
Suzhou Maxwell Technologies Co., Ltd. Class A	100	7,322
TCL Technology Group Corp. Class A	49,600	35,438
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	3,400	29,866
Tencent Holdings, Ltd.	19,100	862,633
Tencent Music Entertainment Group ADR (b)	1,200	6,024
Tianma Microelectronics Co., Ltd. Class A	22,500	33,460
Tingyi Cayman Islands Holding Corp.	4,000	6,851
Tongcheng Travel Holdings, Ltd. (b)	9,200	19,791
Tongwei Co., Ltd. Class A	2,900	25,893
Security Description	Shares	Value
Topsports International Holdings, Ltd. (c)	16,000	$14,538
Trina Solar Co., Ltd. Class A	2,300	22,385
Trip.com Group, Ltd. ADR (b)	1,700	46,665
Tsingtao Brewery Co., Ltd. Class A	1,300	20,151
Universal Scientific Industrial Shanghai Co., Ltd. Class A	5,900	12,637
Vipshop Holdings, Ltd. ADR (b)	2,200	21,758
Walvax Biotechnology Co., Ltd. Class A	1,000	7,218
Wanhua Chemical Group Co., Ltd. Class A	3,700	53,528
Want Want China Holdings, Ltd.	31,000	26,943
Weichai Power Co., Ltd. Class A	13,400	24,924
Weihai Guangwei Composites Co., Ltd. Class A	1,300	11,415
Wens Foodstuffs Group Co., Ltd. Class A (b)	7,200	22,865
Will Semiconductor Co., Ltd. Shanghai Class A	900	23,228
Wingtech Technology Co., Ltd. Class A	1,300	16,504
Wuchan Zhongda Group Co., Ltd. Class A	14,200	10,866
Wuliangye Yibin Co., Ltd. Class A	3,500	105,420
WUS Printed Circuit Kunshan Co., Ltd. Class A	3,400	7,485
WuXi AppTec Co., Ltd. Class A	2,900	44,982
Wuxi Biologics Cayman, Inc. (b)(c)	11,500	105,226
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	1,300	12,251
Xiaomi Corp. Class B (b)(c)	51,600	89,694
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	12,100	26,712
Xinyi Solar Holdings, Ltd.	18,000	27,802
XPeng, Inc. ADR (b)	1,500	47,610
Yadea Group Holdings, Ltd. (c)	8,000	15,660
Yihai International Holding, Ltd.	2,000	7,213
YongXing Special Materials Technology Co., Ltd. Class A	400	9,081
Yonyou Network Technology Co., Ltd. Class A	3,300	10,686
YTO Express Group Co., Ltd. Class A	3,900	11,861
Yunda Holding Co., Ltd. Class A	2,800	7,125
Yunnan Baiyao Group Co., Ltd. Class A	980	8,828
Zai Lab, Ltd. ADR (b)	200	6,936
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	500	26,605
Zhejiang Century Huatong Group Co., Ltd. Class A (b)	8,800	6,327
Zhejiang Chint Electrics Co., Ltd. Class A	1,800	9,607

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Zhejiang Huayou Cobalt Co., Ltd. Class A	1,690	$24,104
ZhongAn Online P&C Insurance Co., Ltd. Class H (b)(c)	2,100	6,838
Zhuzhou CRRC Times Electric Co., Ltd.	1,600	7,891
ZTE Corp. Class A	9,900	37,700
ZTO Express Cayman, Inc. ADR	1,800	49,410
		9,681,660
COLOMBIA — 0.3%
Bancolombia SA	441	3,555
Bancolombia SA Preference Shares	1,117	8,510
Ecopetrol SA	44,432	24,057
Grupo Argos SA	3,995	14,459
Grupo de Inversiones Suramericana SA Preference Shares	1,262	5,004
Interconexion Electrica SA ESP	1,799	8,863
		64,448
CZECH REPUBLIC — 0.2%
CEZ A/S	1,069	48,028
Komercni banka A/S	414	11,592
		59,620
EGYPT — 0.0% (e)
Commercial International Bank Egypt SAE	6,566	13,020
GREECE — 0.6%
Alpha Services & Holdings SA (b)	15,090	13,125
Eurobank Ergasias Services & Holdings SA Class A (b)	20,408	17,990
Hellenic Telecommunications Organization SA	3,679	63,732
National Bank of Greece SA (b)	6,245	18,431
OPAP SA	1,626	23,204
Public Power Corp. SA (b)	866	4,749
		141,231
HONG KONG — 0.1%
Nine Dragons Paper Holdings, Ltd.	21,000	17,770
Sino Biopharmaceutical, Ltd.	14,000	8,867
		26,637
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	5,447	41,878
OTP Bank Nyrt	538	11,938
		53,816
INDIA — 12.3%
ABB India, Ltd.	689	20,074
ACC, Ltd.	1,012	27,192
Adani Green Energy, Ltd. (b)	1,683	41,122
Adani Power, Ltd. (b)	5,303	17,650
Adani Total Gas, Ltd.	784	23,756
Security Description	Shares	Value
Adani Transmission, Ltd. (b)	761	$23,837
Ambuja Cements, Ltd.	5,821	26,757
Apollo Hospitals Enterprise, Ltd.	315	14,693
Ashok Leyland, Ltd.	8,077	15,116
Asian Paints, Ltd.	1,693	57,779
AU Small Finance Bank, Ltd. (b)(c)	764	5,724
Avenue Supermarts, Ltd. (b)(c)	249	10,739
Axis Bank, Ltd.	8,857	71,419
Bajaj Auto, Ltd.	366	17,178
Bajaj Finance, Ltd.	723	49,442
Bajaj Finserv, Ltd.	57	7,890
Balkrishna Industries, Ltd.	315	8,572
Bharat Electronics, Ltd.	5,515	16,348
Bharat Petroleum Corp., Ltd.	6,084	23,759
Bharti Airtel, Ltd. (b)	6,611	57,339
Bosch, Ltd.	49	9,450
Britannia Industries, Ltd.	277	12,159
Cipla, Ltd.	2,371	27,537
Dabur India, Ltd.	1,580	9,923
Dalmia Bharat, Ltd.	427	6,941
Divi's Laboratories, Ltd.	307	14,113
DLF, Ltd.	4,308	17,058
Dr Reddy's Laboratories, Ltd. ADR	618	34,231
Eicher Motors, Ltd.	526	18,612
Godrej Consumer Products, Ltd. (b)	2,054	19,703
Grasim Industries, Ltd.	1,413	23,631
Havells India, Ltd.	1,232	17,132
HCL Technologies, Ltd.	3,689	45,463
HDFC Bank, Ltd. ADR	4,453	244,737
Hero MotoCorp, Ltd.	673	23,177
Hindalco Industries, Ltd.	6,199	26,583
Hindustan Petroleum Corp., Ltd.	4,669	12,841
Hindustan Unilever, Ltd.	2,908	82,137
Housing Development Finance Corp., Ltd.	5,618	154,431
ICICI Bank, Ltd. ADR	9,739	172,770
ICICI Lombard General Insurance Co., Ltd. (c)	593	8,417
IDFC First Bank, Ltd. (b)	52,193	20,785
Indian Oil Corp., Ltd.	13,127	12,342
Indian Oil Corp., Ltd. (b)	6,563	6,171
Indus Towers, Ltd.	2,777	7,353
IndusInd Bank, Ltd.	1,406	14,142
Info Edge India, Ltd.	159	7,568
Infosys, Ltd. ADR	12,273	227,173
Jindal Steel & Power, Ltd.	1,031	4,298
JSW Energy, Ltd.	1,528	4,024
JSW Steel, Ltd.	5,476	39,143
Jubilant Foodworks, Ltd.	920	5,968
Kotak Mahindra Bank, Ltd.	3,879	81,591
Mahindra & Mahindra, Ltd. GDR	3,958	53,829
Marico, Ltd.	5,945	35,976
Maruti Suzuki India, Ltd.	317	34,002

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Nestle India, Ltd.	181	$40,040
NTPC, Ltd.	11,337	20,514
Petronet LNG, Ltd.	2,876	7,914
Power Grid Corp. of India, Ltd.	6,950	18,648
REC, Ltd.	9,353	14,656
Reliance Industries, Ltd. GDR (b)(c)	4,763	309,833
SBI Cards & Payment Services, Ltd.	1,805	17,559
Shree Cement, Ltd.	153	36,829
Siemens, Ltd.	481	14,621
SRF, Ltd.	208	5,932
State Bank of India GDR	1,058	61,576
Sun Pharmaceutical Industries, Ltd.	1,842	19,373
Tata Consumer Products, Ltd.	3,491	31,224
Tata Elxsi, Ltd.	90	9,312
Tata Motors, Ltd. ADR (b)	1,039	26,879
Tata Power Co., Ltd.	7,597	19,451
Tata Steel, Ltd. GDR	3,543	38,442
Tech Mahindra, Ltd.	2,952	37,380
Titan Co., Ltd.	1,240	30,481
UltraTech Cement, Ltd.	546	38,768
United Spirits, Ltd. (b)	2,776	26,706
Vedanta, Ltd.	5,261	14,856
Voltas, Ltd.	1,227	15,108
Wipro, Ltd. ADR	9,419	50,015
Yes Bank, Ltd. (b)	127,379	20,404
		2,998,318
INDONESIA — 1.4%
Aneka Tambang Tbk	71,700	8,663
Astra International Tbk PT	30,600	13,608
Bank Central Asia Tbk PT	219,900	107,016
Bank Jago Tbk PT (b)	18,300	11,240
Bank Mandiri Persero Tbk PT	36,600	19,470
Bank Negara Indonesia Persero Tbk PT	10,700	5,638
Bank Rakyat Indonesia Persero Tbk PT	311,900	86,886
Barito Pacific Tbk PT	120,100	6,087
Chandra Asri Petrochemical Tbk PT	13,600	8,216
Elang Mahkota Teknologi Tbk PT (b)	48,900	5,268
Indah Kiat Pulp & Paper Tbk PT	12,800	6,530
Indocement Tunggal Prakarsa Tbk PT	23,400	14,883
Telkom Indonesia Persero Tbk PT	86,800	23,306
Unilever Indonesia Tbk PT	62,600	20,044
		336,855
KUWAIT — 0.4%
Agility Public Warehousing Co. KSC	9,492	25,145
Kuwait Finance House KSCP	4,714	13,379
Security Description	Shares	Value
National Bank of Kuwait SAKP	18,126	$61,601
		100,125
MALAYSIA — 1.4%
CIMB Group Holdings Bhd	7,925	8,918
DiGi.Com Bhd	16,400	13,023
Hong Leong Bank Bhd	3,200	14,855
IOI Corp. Bhd	15,100	13,156
Malayan Banking Bhd	23,511	45,822
MISC Bhd	26,900	43,333
Nestle Malaysia Bhd	2,500	75,213
Petronas Chemicals Group Bhd	10,500	21,441
Petronas Gas Bhd	6,100	22,753
Press Metal Aluminium Holdings Bhd	16,700	18,035
RHB Bank Bhd	11,824	15,372
Sime Darby Plantation Bhd	8,400	8,252
Westports Holdings Bhd	38,900	31,332
		331,505
MEXICO — 2.5%
Alfa SAB de CV Class A	22,700	16,067
America Movil SAB de CV Series L	117,800	119,985
Arca Continental SAB de CV	6,300	41,374
Cemex SAB de CV Series CPO (b)	97,900	37,994
Coca-Cola Femsa SAB de CV	6,765	37,333
Fibra Uno Administracion SA de CV REIT	34,800	34,549
Fomento Economico Mexicano SAB de CV	7,500	50,467
Grupo Aeroportuario del Pacifico SAB de CV Class B	600	8,330
Grupo Aeroportuario del Sureste SAB de CV Class B	1,085	21,254
Grupo Bimbo SAB de CV Class A	11,900	38,556
Grupo Financiero Banorte SAB de CV Series O	10,800	60,044
Industrias Penoles SAB de CV	700	6,460
Kimberly-Clark de Mexico SAB de CV Class A	21,700	29,287
Orbia Advance Corp. SAB de CV	9,200	21,459
Wal-Mart de Mexico SAB de CV	26,700	91,749
		614,908
PERU — 0.1%
Banco BBVA Peru SA	20,975	9,382
Credicorp, Ltd.	200	23,982
Minsur SA (b)	4,055	3,937
		37,301
PHILIPPINES — 0.7%
AC Energy Corp.	12,000	1,755
Ayala Corp.	3,510	38,301
Ayala Land, Inc.	28,500	13,217
Bank of the Philippine Islands	29,130	44,925

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
BDO Unibank, Inc.	5,300	$10,651
Globe Telecom, Inc.	145	5,981
International Container Terminal Services, Inc.	3,160	10,575
Manila Electric Co.	1,820	11,916
PLDT, Inc.	205	6,264
SM Investments Corp.	1,190	16,924
SM Prime Holdings, Inc.	19,500	12,962
		173,471
POLAND — 0.6%
KGHM Polska Miedz SA	541	14,308
Orange Polska SA	10,959	15,284
Polski Koncern Naftowy ORLEN SA	1,601	24,400
Polskie Gornictwo Naftowe i Gazownictwo SA	6,509	8,270
Powszechna Kasa Oszczednosci Bank Polski SA	3,867	24,083
Powszechny Zaklad Ubezpieczen SA	4,547	30,321
Santander Bank Polska SA	376	19,486
		136,152
QATAR — 0.6%
Industries Qatar QSC	3,812	16,696
Qatar Fuel QSC	4,744	23,253
Qatar Gas Transport Co., Ltd.	9,598	9,859
Qatar Islamic Bank SAQ	974	5,951
Qatar National Bank QPSC	15,344	84,183
		139,942
RUSSIA — 0.0%
Alrosa PJSC (b)(d)	23,690	—
Gazprom PJSC (d)	33,540	—
Inter RAO UES PJSC (b)(d)	542,800	—
LUKOIL PJSC (d)	1,136	—
Magnitogorsk Iron & Steel Works PJSC (b)(d)	35,790	—
Moscow Exchange MICEX (b)(d)	30,730	—
Novatek PJSC (d)	6,699	—
Novolipetsk Steel PJSC (b)(d)	20,650	—
PhosAgro PJSC (b)(d)	17	—
PhosAgro PJSC	2,587	—
Polyus PJSC (b)(d)	290	—
Rosneft Oil Co PJSC (d)	9,809	—
Sberbank of Russia PJSC (b)(d)	29,150	—
Severstal PAO (d)	2,334	—
Surgutneftegas PJSC (d)	37,500	—
Tatneft PJSC (d)	160	—
TCS Group Holding PLC GDR (b)(d)	258	—
Yandex NV Class A (b)(d)	1,000	—
		—
SAUDI ARABIA — 5.3%
ACWA Power Co. (b)	726	28,908
Advanced Petrochemical Co.	600	8,219
Security Description	Shares	Value
Al Rajhi Bank	11,998	$263,808
Alinma Bank	6,750	60,086
Almarai Co. JSC	5,467	76,350
Arab National Bank	2,423	19,050
Arabian Centres Co., Ltd.	2,467	12,742
Arabian Internet & Communications Services Co.	209	11,018
Bank AlBilad (b)	2,798	32,625
Bank Al-Jazira	3,520	20,921
Banque Saudi Fransi	3,297	41,651
BinDawood Holding Co.	750	17,990
Bupa Arabia for Cooperative Insurance Co.	381	16,186
Co. for Cooperative Insurance (b)	512	7,874
Dr Sulaiman Al Habib Medical Services Group Co.	229	11,828
Etihad Etisalat Co.	2,974	27,742
Jarir Marketing Co.	494	21,408
Riyad Bank	6,236	53,350
SABIC Agri-Nutrients Co.	610	22,403
Sahara International Petrochemical Co.	4,004	53,570
Saudi Arabian Mining Co. (b)	4,002	53,170
Saudi British Bank	3,134	33,995
Saudi Electricity Co.	6,518	42,039
Saudi Investment Bank	7,610	39,550
Saudi Kayan Petrochemical Co. (b)	4,082	17,168
Saudi National Bank	8,207	144,144
Saudi Research & Media Group (b)	192	9,620
Saudi Telecom Co.	3,195	82,683
Savola Group	3,354	30,035
Yanbu National Petrochemical Co.	2,216	29,825
		1,289,958
SOUTH AFRICA — 2.8%
Absa Group, Ltd.	2,825	26,659
Anglo American Platinum, Ltd.	284	24,703
Aspen Pharmacare Holdings, Ltd.	1,540	13,070
Bid Corp., Ltd.	313	5,862
Capitec Bank Holdings, Ltd.	76	9,195
FirstRand, Ltd.	12,061	45,918
Gold Fields, Ltd.	3,671	34,284
Growthpoint Properties, Ltd. REIT	55,416	41,776
Impala Platinum Holdings, Ltd.	3,040	33,613
Investec, Ltd.	4,060	21,776
Kumba Iron Ore, Ltd.	637	20,439
MultiChoice Group	838	5,924
Naspers, Ltd. Class N	433	62,580
Nedbank Group, Ltd.	3,626	45,874
Ninety One, Ltd.	786	1,849

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Northam Platinum Holdings, Ltd. (b)	1,189	$12,432
Old Mutual, Ltd.	27,364	18,424
Sanlam, Ltd.	8,879	28,655
Sasol, Ltd. (b)	1,753	39,771
Shoprite Holdings, Ltd.	2,038	24,617
Sibanye Stillwater, Ltd.	9,277	23,030
Standard Bank Group, Ltd.	5,873	55,627
Vodacom Group, Ltd.	7,210	57,711
Woolworths Holdings, Ltd.	8,349	27,647
		681,436
SOUTH KOREA — 7.8%
Amorepacific Corp.	192	19,224
AMOREPACIFIC Group	659	18,932
Celltrion, Inc.	113	15,535
CJ CheilJedang Corp.	57	16,638
Coway Co., Ltd.	528	25,985
DB Insurance Co., Ltd.	198	9,348
Doosan Enerbility Co., Ltd. (b)	973	14,538
Ecopro BM Co., Ltd.	60	5,245
Hana Financial Group, Inc.	1,045	31,670
Hankook Tire & Technology Co., Ltd.	752	19,084
Hanon Systems	1,426	11,038
HMM Co., Ltd.	1,100	20,841
Hyundai Engineering & Construction Co., Ltd.	222	7,070
Hyundai Mobis Co., Ltd.	287	43,987
Hyundai Motor Co.	374	51,992
Hyundai Motor Co. Preference Shares	43	2,901
Hyundai Steel Co.	515	12,732
Kakao Corp.	793	42,692
KakaoBank Corp. (b)	335	7,805
Kangwon Land, Inc. (b)	360	7,042
KB Financial Group, Inc.	1,363	50,546
KCC Corp.	28	6,200
Kia Corp.	948	56,439
Korea Gas Corp.	319	9,717
Korean Air Lines Co., Ltd. (b)	869	16,866
Krafton, Inc. (b)	67	11,301
KT Corp.	897	25,181
L&F Co., Ltd. (b)	82	13,262
LG Chem, Ltd.	131	52,061
LG Display Co., Ltd.	1,584	17,750
LG Electronics, Inc.	604	41,076
LG H&H Co., Ltd.	50	26,186
LG Innotek Co., Ltd.	52	13,717
NAVER Corp.	461	85,213
NCSoft Corp.	22	5,922
POSCO Holdings, Inc.	270	47,932
Samsung Biologics Co., Ltd. (b)(c)	18	10,952
Samsung C&T Corp.	82	7,768
Samsung Card Co., Ltd.	433	10,171
Security Description	Shares	Value
Samsung Electro-Mechanics Co., Ltd.	286	$28,745
Samsung Electronics Co., Ltd. Preference Shares	330	13,216
Samsung Electronics Co., Ltd.	13,060	573,336
Samsung Engineering Co., Ltd. (b)	661	10,971
Samsung Fire & Marine Insurance Co., Ltd.	237	36,689
Samsung SDI Co., Ltd.	178	72,933
Samsung SDS Co., Ltd.	103	10,313
Shinhan Financial Group Co., Ltd.	2,244	64,033
SK Hynix, Inc.	1,704	119,427
SK IE Technology Co., Ltd. (b)(c)	158	11,938
SK Innovation Co., Ltd. (b)	154	22,773
SK Telecom Co., Ltd.	897	35,924
Woori Financial Group, Inc.	470	4,380
		1,897,237
TAIWAN — 13.0%
Accton Technology Corp.	1,000	8,021
Acer, Inc.	55,000	40,140
Advantech Co., Ltd.	1,000	11,637
ASE Technology Holding Co., Ltd.	16,000	41,112
Asia Cement Corp.	9,000	13,258
Asustek Computer, Inc.	5,000	52,214
AUO Corp.	35,000	19,187
Cathay Financial Holding Co., Ltd.	20,000	34,237
Chailease Holding Co., Ltd.	2,100	14,726
Chang Hwa Commercial Bank, Ltd.	27,000	15,755
China Airlines, Ltd. (b)	15,000	11,855
China Development Financial Holding Corp.	83,000	41,035
China Steel Corp.	53,000	50,712
Chunghwa Telecom Co., Ltd.	23,000	94,372
Compal Electronics, Inc.	39,000	29,840
CTBC Financial Holding Co., Ltd.	112,000	94,547
Delta Electronics, Inc.	8,000	59,596
E Ink Holdings, Inc.	3,000	19,019
E.Sun Financial Holding Co., Ltd.	75,000	73,150
Evergreen Marine Corp. Taiwan, Ltd.	12,000	34,143
First Financial Holding Co., Ltd.	84,000	74,018
Formosa Chemicals & Fibre Corp.	11,000	27,635
Formosa Petrochemical Corp.	4,000	12,619
Formosa Plastics Corp.	13,000	47,438
Foxconn Technology Co., Ltd.	3,000	4,974
Fubon Financial Holding Co., Ltd.	32,000	64,358
Globalwafers Co., Ltd.	1,000	15,235

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Hon Hai Precision Industry Co., Ltd.	35,000	$128,306
Hua Nan Financial Holdings Co., Ltd.	24,000	18,242
Innolux Corp.	37,000	15,057
Inventec Corp.	19,000	16,071
Lite-On Technology Corp.	19,000	36,999
Macronix International Co., Ltd.	7,000	8,358
MediaTek, Inc.	5,000	109,472
Mega Financial Holding Co., Ltd.	43,000	51,050
Micro-Star International Co., Ltd.	4,000	15,269
Nan Ya Plastics Corp.	10,000	27,915
Nan Ya Printed Circuit Board Corp.	1,000	8,761
Nanya Technology Corp.	10,000	16,614
Pegatron Corp.	9,000	17,253
Powertech Technology, Inc.	6,000	17,717
President Chain Store Corp.	1,000	9,165
Quanta Computer, Inc.	9,000	24,155
Shanghai Commercial & Savings Bank, Ltd.	10,000	17,859
Shin Kong Financial Holding Co., Ltd.	46,000	13,552
SinoPac Financial Holdings Co., Ltd.	76,000	42,941
Taishin Financial Holding Co., Ltd.	67,000	36,730
Taiwan Cement Corp.	20,000	26,569
Taiwan Mobile Co., Ltd.	9,000	32,690
Taiwan Semiconductor Manufacturing Co., Ltd.	75,000	1,200,666
Unimicron Technology Corp.	3,000	15,992
Uni-President Enterprises Corp.	13,000	29,294
United Microelectronics Corp.	45,000	59,251
Vanguard International Semiconductor Corp.	6,000	15,498
Walsin Lihwa Corp.	11,000	13,337
Wan Hai Lines, Ltd.	3,000	12,007
Win Semiconductors Corp.	1,000	6,474
Winbond Electronics Corp.	14,000	10,217
Wistron Corp.	14,000	12,572
Yang Ming Marine Transport Corp.	6,000	16,608
Yuanta Financial Holding Co., Ltd.	112,000	74,206
		3,161,700
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	1,596	23,871
THAILAND — 2.9%
Advanced Info Service PCL NVDR	8,011	44,071
Airports of Thailand PCL NVDR (b)	12,924	25,954
Bangkok Bank PCL	3,700	13,919
Bangkok Dusit Medical Services PCL NVDR	21,700	15,344
Security Description	Shares	Value
Bangkok Expressway & Metro PCL	31,800	$7,870
Central Pattana PCL NVDR	17,500	30,194
Charoen Pokphand Foods PCL NVDR	46,245	34,009
CP ALL PCL NVDR	18,049	30,630
Delta Electronics Thailand PCL NVDR	1,800	16,954
Energy Absolute PCL	4,300	9,912
Global Power Synergy PCL NVDR	7,500	13,683
Gulf Energy Development PCL	3,500	4,603
Home Product Center PCL NVDR	62,530	22,462
Indorama Ventures PCL NVDR	23,101	30,710
Kasikornbank PCL NVDR	10,500	44,697
Minor International PCL NVDR (b)	15,360	14,771
Muangthai Capital PCL NVDR	4,264	5,156
PTT Exploration & Production PCL NVDR	12,433	56,090
PTT Global Chemical PCL NVDR	37,350	48,067
PTT Oil & Retail Business PCL	12,000	8,655
PTT PCL NVDR	64,700	62,220
SCG Packaging PCL NVDR	15,500	24,332
Siam Cement PCL NVDR	6,626	70,093
Siam Makro PCL	9,400	9,306
Thai Oil PCL NVDR	9,700	14,130
Thai Union Group PCL NVDR	20,591	9,959
TMBThanachart Bank PCL NVDR	541,485	18,838
True Corp. PCL NVDR	107,128	13,938
		700,567
TURKEY — 0.4%
Aselsan Elektronik Sanayi Ve Ticaret A/S	8,183	11,204
Enka Insaat ve Sanayi A/S	11,984	12,374
Ford Otomotiv Sanayi A/S	703	11,242
KOC Holding A/S	2,374	5,204
Turk Hava Yollari AO (b)	4,961	13,906
Turkcell Iletisim Hizmetleri A/S	4,857	4,712
Turkiye Garanti Bankasi A/S	7,550	6,285
Turkiye Petrol Rafinerileri AS (b)	1,034	16,380
Turkiye Sise ve Cam Fabrikalari A/S	14,556	18,744
		100,051
UNITED ARAB EMIRATES — 1.6%
Abu Dhabi Commercial Bank PJSC	4,239	10,225
Abu Dhabi National Oil Co. for Distribution PJSC	13,653	15,686
Aldar Properties PJSC	22,219	26,918
Alpha Dhabi Holding PJSC (b)	2,885	21,490
Emaar Properties PJSC	13,872	19,638
Emirates NBD Bank PJSC	2,099	7,543

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Emirates Telecommunications Group Co. PJSC	10,095	$71,732
First Abu Dhabi Bank PJSC	18,756	95,897
International Holding Co. PJSC (b)	1,421	110,644
		379,773
TOTAL COMMON STOCKS (Cost $29,112,619)		24,144,199

RIGHTS — 0.0% (e)
HONG KONG — 0.0% (e)
MICROPORT Rights (expiring 07/29/22) (b) (Cost: $0)	1	—
WARRANTS — 0.0% (e)
THAILAND — 0.0% (e)
TMBThanachart Bank PCL (expiring 05/10/25) (b) (Cost: $0)	5,415	81
TOTAL INVESTMENTS — 99.0% (Cost $29,112,619)		24,144,280
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		246,673
NET ASSETS — 100.0%		$24,390,953

(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.9% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the securities is $3,210, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,080,890	$54,265	$9,044	$24,144,199
Rights	—	—	—	0
Warrants	—	81	—	81
TOTAL INVESTMENTS	$24,080,890	$54,346	$9,044	$24,144,280
Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	23.0%
Information Technology	17.4
Consumer Discretionary	12.4
Communication Services	9.6
Consumer Staples	8.8
Materials	8.4
Industrials	6.5
Energy	3.6
Health Care	3.5
Utilities	3.4
Real Estate	2.4
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 1/11/2022*	Value at 1/11/2022*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$8,164,519	$8,164,492	$(27)	$—	—	$—	$140
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 1.2%
Glencore PLC (a)	186,385	$1,007,507
Rio Tinto PLC	18,371	1,096,904
		2,104,411
AUSTRIA — 0.6%
Addiko Bank AG	205	2,282
Agrana Beteiligungs AG	208	3,697
AMAG Austria Metall AG	57	2,050
ams-OSRAM AG (a)	4,795	43,064
ANDRITZ AG	1,206	48,466
AT&S Austria Technologie & Systemtechnik AG	443	23,620
BAWAG Group AG (b)	1,552	65,161
CA Immobilien Anlagen AG (a)	825	26,090
DO & Co. AG (a)	116	9,641
Erste Group Bank AG	5,744	145,323
EVN AG	589	12,439
FACC AG (a)	306	2,179
Flughafen Wien AG (a)	151	5,170
IMMOFINANZ AG (c)	1,066	16,137
Kontron AG	878	12,906
Lenzing AG (c)	229	18,458
Mayr Melnhof Karton AG	152	25,743
Mondi PLC	7,792	137,687
Oberbank AG	221	23,058
Oesterreichische Post AG (c)	564	16,038
OMV AG	2,465	115,348
Palfinger AG	229	5,219
PIERER Mobility AG (c)	126	8,423
Porr AG	426	5,460
Raiffeisen Bank International AG	2,385	25,782
Rosenbauer International AG	54	1,902
S IMMO AG	727	17,291
Schoeller-Bleckmann Oilfield Equipment AG	188	10,554
Semperit AG Holding (c)	192	3,705
Strabag SE	234	9,920
Telekom Austria AG	2,408	15,986
UBM Development AG	54	1,936
UNIQA Insurance Group AG	2,049	14,438
Verbund AG	1,134	110,670
Vienna Insurance Group AG Wiener Versicherung Gruppe	676	15,407
Voestalpine AG	1,909	40,474
Wienerberger AG	1,998	42,779
Zumtobel Group AG	492	3,601
		1,088,104
BELGIUM — 1.6%
Ackermans & van Haaren NV	382	56,909
Aedifica SA REIT	625	59,787
Ageas SA/NV	3,033	133,112
AGFA-Gevaert NV (a)	2,006	7,372
Anheuser-Busch InBev SA/NV	15,264	819,590
Ascencio REIT	85	4,639
Security Description	Shares	Value
Atenor	58	$3,129
Azelis Group NV	1,453	31,717
Banque Nationale de Belgique	4	6,837
Barco NV	1,140	24,027
Befimmo SA REIT	355	17,518
Bekaert SA	562	18,249
Biocartis Group NV (a)(b)(c)	784	1,565
bpost SA (c)	1,724	10,156
Care Property Invest NV REIT (c)	415	10,348
Cie d'Entreprises CFE (a)	121	1,044
Cie du Bois Sauvage SA	13	4,526
Cofinimmo SA REIT	520	56,320
Deceuninck NV	1,260	2,911
D'ieteren Group	376	54,875
Dredging Environmental & Marine Engineering NV	121	13,282
Econocom Group SA	1,584	5,531
Elia Group SA	618	87,351
Etablissements Franz Colruyt NV	861	23,358
Euronav NV	2,371	28,481
EVS Broadcast Equipment SA	198	4,482
Fagron	1,001	16,158
Financiere de Tubize SA	380	31,225
Fluxys Belgium SA	106	3,280
Galapagos NV (a)(c)	680	37,706
Gimv NV	328	18,071
Greenyard NV (a)	304	2,371
Groupe Bruxelles Lambert SA	1,738	144,778
Home Invest Belgium SA	130	2,963
Hyloris Pharmaceuticals SA (a)	179	2,777
Immobel SA	72	4,539
Intervest Offices & Warehouses NV REIT	403	10,533
Ion Beam Applications	393	6,393
KBC Ancora	657	24,054
KBC Group NV	4,271	239,062
Kinepolis Group NV (a)	258	12,359
Lotus Bakeries NV	7	38,347
Melexis NV	365	26,120
Mithra Pharmaceuticals SA (a)(c)	416	3,162
Montea NV REIT	224	21,381
Nextensa SA	54	2,941
Nyxoah SA (a)	197	1,998
Ontex Group NV (a)	1,160	9,059
Orange Belgium SA (a)	221	4,140
Proximus SADP	2,767	40,687
Recticel SA	709	10,555
Retail Estates NV REIT	185	12,281
Shurgard Self Storage SA	443	20,586
Sipef NV	106	7,037
Sofina SA	270	55,043
Solvay SA	1,267	102,417
Telenet Group Holding NV	768	15,906
Tessenderlo Group SA (a)	363	11,461

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
TINC Comm	398	$5,476
UCB SA	2,153	181,509
Umicore SA	3,319	115,615
Unifiedpost Group SA (a)	443	1,318
Van de Velde NV	96	3,457
VGP NV	185	29,398
Warehouses De Pauw CVA REIT	2,422	75,962
Wereldhave Belgium Comm VA	45	2,305
X-Fab Silicon Foundries SE (a)(b)	847	5,504
Xior Student Housing NV REIT	419	18,201
		2,865,251
BERMUDA — 0.0% (d)
Conduit Holdings, Ltd.	2,820	11,524
VEON, Ltd. (a)	19,444	11,892
		23,416
BRAZIL — 0.1%
Yara International ASA	2,813	117,192
CANADA — 0.0% (d)
International Petroleum Corp. (a)	1,851	18,045
CAYMAN ISLANDS — 0.0% (d)
Cazoo Group, Ltd. (a)(e)	92	66
CHILE — 0.1%
Antofagasta PLC	6,678	93,672
CHINA — 0.6%
Prosus NV (a)	15,289	998,673
TI Fluid Systems PLC (b)	4,901	9,000
		1,007,673
COLOMBIA — 0.0% (d)
Millicom International Cellular SA SDR (a)(c)	2,938	41,859
DENMARK — 4.0%
ALK-Abello A/S (a)	2,330	40,355
Alm Brand A/S	13,826	20,234
Ambu A/S Class B	2,916	28,253
AP Moller - Maersk A/S Class A	51	117,223
AP Moller - Maersk A/S Class B	99	230,404
Asetek A/S (a)	262	526
Atlantic Sapphire ASA (a)	1,088	2,118
Bang & Olufsen A/S (a)	1,567	3,053
Bavarian Nordic A/S (a)	1,194	39,261
Better Collective A/S (a)	465	6,208
Carlsberg AS Class B	1,713	217,697
cBrain A/S	149	3,546
Cementir Holding NV	806	5,216
Chemometec A/S	273	29,053
Chr. Hansen Holding A/S	1,756	127,528
Coloplast A/S Class B	2,037	231,496
D/S Norden A/S	472	16,323
Danske Bank A/S (a)	11,595	163,492
Demant A/S (a)	1,648	61,696
Dfds A/S	603	18,192
Drilling Co. of 1972 A/S (a)	362	14,890
Security Description	Shares	Value
DSV A/S	3,297	$459,416
FLSmidth & Co. A/S	829	20,331
Genmab A/S (a)	1,125	363,278
GN Store Nord A/S	2,178	76,148
H Lundbeck A/S	4,351	21,084
H&H International A/S Class B (a)	294	5,489
ISS A/S (a)	2,432	38,258
Jeudan A/S	156	6,930
Jyske Bank A/S (a)	794	38,677
Matas A/S	633	6,590
Napatech A/S (a)	558	627
Netcompany Group A/S (a)(b)	774	42,196
Nilfisk Holding A/S (a)	189	3,985
NKT A/S (a)	723	30,655
Novo Nordisk A/S Class B	28,090	3,108,584
Novozymes A/S Class B	3,577	214,217
NTG Nordic Transport Group A/S Class A (a)	234	8,306
Orsted A/S (b)	3,226	336,462
Pandora A/S	1,655	103,883
Per Aarsleff Holding A/S	334	9,954
Ringkjoebing Landbobank A/S	497	54,008
ROCKWOOL A/S Class B	149	33,462
ROCKWOOL International A/S Class A	99	22,212
Royal Unibrew A/S	723	63,870
Scandinavian Tobacco Group A/S Class A (b)	933	18,205
Schouw & Co. A/S	225	15,641
SimCorp A/S	702	50,844
Solar A/S Class B	90	7,667
SP Group A/S	150	6,611
Spar Nord Bank A/S	1,509	15,931
Sparekassen Sjaelland-Fyn A/S	306	6,345
Sydbank A/S	997	30,443
Topdanmark A/S	789	40,973
Trifork Holding AG (c)	234	6,020
Tryg A/S	6,244	139,875
Vestas Wind Systems A/S	17,277	364,079
Zealand Pharma A/S (a)	656	8,558
		7,156,578
EGYPT — 0.0% (d)
Centamin PLC	20,320	19,377
Energean PLC (a)	2,238	29,870
		49,247
FAEROE ISLANDS — 0.0% (d)
Bakkafrost P/F	866	55,222
FINLAND — 2.2%
Afarak Group Oyj (c)	2,704	1,097
Aktia Bank Oyj	1,115	10,654
Alandsbanken Abp Class A	41	1,286
Alandsbanken Abp Class B	124	3,863
Alma Media Oyj	590	6,076
Anora Group Oyj	772	6,247

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Aspo Oyj	457	$3,679
Atria Oyj	162	1,470
BasWare Oyj (a)	235	9,753
Bittium Oyj (c)	626	3,351
CapMan Oyj Class B	2,699	7,915
Cargotec Oyj Class B	698	18,301
Caverion Oyj	1,579	7,288
Citycon Oyj	1,327	8,990
Digia Oyj	246	1,749
Elisa Oyj	2,606	146,085
Enento Group Oyj (b)	371	8,048
eQ Oyj	318	6,682
Fellow Bank PLC	100	1,798
Finnair Oyj (a)(c)	10,926	4,672
Fiskars Oyj Abp	877	16,448
Fortum Oyj	7,468	111,763
Gofore Oyj	137	3,015
Harvia Oyj (c)	294	8,317
HKScan Oyj Class A	970	1,190
Huhtamaki Oyj	1,686	66,627
Incap Oyj (a)	302	3,618
Kamux Corp.	468	3,802
Kemira Oyj	1,849	22,539
Kesko Oyj Class A	1,557	33,613
Kesko Oyj Class B	4,661	109,688
Kojamo Oyj	3,294	56,683
Kone Oyj Class B	6,876	326,071
Konecranes Oyj (c)	1,148	26,668
Lassila & Tikanoja Oyj	640	7,186
Marimekko Oyj	705	9,095
Metsa Board Oyj Class B	3,054	25,383
Metso Outotec Oyj	12,158	90,881
Musti Group Oyj	579	10,315
Neste Oyj	7,339	324,089
Nokia Oyj	92,308	428,427
Nokian Renkaat Oyj	2,180	23,771
Nordea Bank Abp (e)	52,200	458,458
Nordea Bank Abp (e)	13,707	120,314
Olvi Oyj Class A	283	9,571
Oma SAA stopankki Oyj	152	3,273
Optomed Oy (a)	205	730
Oriola Oyj Class B	1,973	3,911
Orion Oyj Class A	502	22,252
Orion Oyj Class B	1,839	81,902
Orthex Oyj	162	1,013
Outokumpu Oyj	6,462	26,658
Pihlajalinna Oyj	310	3,721
Ponsse Oyj	188	4,963
Puuilo Oyj	786	3,921
QT Group Oyj (a)	328	24,141
Raisio Oyj Class V	2,207	4,476
Rapala VMC Oyj	371	2,575
Revenio Group Oyj	408	18,137
Rovio Entertainment Oyj (b)	853	5,881
Sampo Oyj Class A	8,532	370,349
Sanoma Oyj	1,438	19,995
Security Description	Shares	Value
Scanfil Oyj	396	$2,592
Sitowise Group PLC	511	2,869
Stockmann Oyj Abp Class B (a)	1,667	4,095
Stora Enso Oyj Class A	469	7,477
Stora Enso Oyj Class R	10,464	163,711
Suominen Oyj	523	1,635
Taaleri Oyj	294	2,991
Talenom Oyj	479	4,857
Tecnotree Oyj (a)(c)	2,739	2,345
Terveystalo Oyj (b)	1,692	18,078
TietoEVRY Oyj	1,695	41,749
Tokmanni Group Corp.	853	10,015
UPM-Kymmene Oyj	9,128	276,839
Uponor Oyj	971	13,369
Vaisala Oyj Class A	474	20,268
Valmet Oyj	2,827	69,188
Verkkokauppa.com Oyj (c)	420	1,783
Viking Line Abp (a)	172	2,167
Wartsila OYJ Abp	8,417	65,381
WithSecure Oyj (a)	1,740	9,095
YIT Oyj	3,021	10,043
		3,884,981
FRANCE — 14.7%
AB Science SA (a)	363	3,108
Accor SA (a)	3,120	84,252
Adevinta ASA (a)	3,681	26,509
Aeroports de Paris (a)	476	60,139
Air France-KLM (a)	20,759	24,253
Air Liquide SA	8,952	1,199,058
Airbus SE	10,000	966,518
Albioma SA	443	23,101
ALD SA (b)	1,436	16,694
Alstom SA	5,346	120,666
Altarea SCA REIT	90	12,288
Alten SA	509	55,236
Amundi SA (b)	1,058	57,738
Antin Infrastructure Partners SA	432	10,171
ARGAN SA	170	15,853
Arkema SA	1,009	89,579
Atos SE (a)	1,901	25,409
Aubay	162	8,197
AXA SA	33,799	765,360
Believe SA (a)	353	2,914
Beneteau SA	612	6,161
BioMerieux	840	81,846
BNP Paribas SA	19,475	923,638
Bollore SE	15,452	71,402
Bonduelle SCA	232	3,774
Bouygues SA	4,937	151,538
Bureau Veritas SA	5,061	129,365
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	268	5,124
Caisse Regionale de Credit Agricole Mutuel Nord de France	270	4,872
Capgemini SE	2,950	504,092

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Carmila SA REIT	947	$13,366
Carrefour SA	10,087	178,060
Casino Guichard Perrachon SA (a)	677	8,741
CGG SA (a)	12,474	10,819
Chargeurs SA	297	4,586
Christian Dior SE	77	45,563
Cie de L'Odet SE	8	9,033
Cie de Saint-Gobain	8,966	383,798
Cie des Alpes (a)	421	6,285
Cie Generale des Etablissements Michelin SCA	12,288	333,688
Cie Plastic Omnium SA	1,085	18,750
Coface SA (a)	1,907	19,867
Covivio REIT	810	44,839
Credit Agricole SA	22,206	202,692
Danone SA	10,941	609,202
Dassault Aviation SA	398	61,956
Dassault Systemes SE	12,290	451,178
Derichebourg SA	1,551	8,918
Edenred	4,265	200,514
Eiffage SA	1,674	150,297
Electricite de France SA	10,458	85,345
Elior Group SA (a)(b)	1,774	3,928
Elis SA	3,118	41,398
Engie SA	31,812	364,706
Equasens	85	6,771
Eramet SA	187	19,384
EssilorLuxottica SA	5,241	782,978
Eurazeo SE	894	55,237
Eutelsat Communications SA	2,992	33,595
Exclusive Networks SA (a)	440	6,826
Faurecia SE (a)(e)	2,522	49,872
Faurecia SE (a)(e)	330	6,507
Fnac Darty SA	220	9,301
Gaztransport Et Technigaz SA	508	63,465
Gecina SA REIT	811	75,460
Getlink SE	6,833	120,226
Hermes International	604	673,759
ICADE REIT	534	25,982
ID Logistics Group (a)	41	11,337
Imerys SA	587	17,834
Interparfums SA	303	14,302
Ipsen SA	619	58,274
IPSOS	698	33,056
JCDecaux SA (a)	1,100	18,434
Kaufman & Broad SA	235	6,388
Kering SA	1,243	636,882
Klepierre SA REIT (a)	3,524	67,641
Korian SA	1,268	18,943
La Francaise des Jeux SAEM (b)	1,936	66,832
Lagardere SA	552	9,470
Lectra	534	19,539
Legrand SA	4,564	336,195
LISI	306	5,848
L'Oreal SA	4,159	1,431,805
Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	4,515	$2,745,744
Maisons du Monde SA (b)	367	3,645
Manitou BF SA	185	3,435
McPhy Energy SA (a)	372	4,982
Mercialys SA REIT	1,180	9,511
Mersen SA	286	8,507
Metropole Television SA	1,168	17,205
Neoen SA (b)	824	30,978
Neurones	145	5,397
Nexans SA	492	38,037
Nexity SA	726	19,354
Orange SA	35,061	411,264
Orpea SA	902	21,915
OVH Groupe SAS (a)	543	9,821
Pernod Ricard SA	3,511	643,452
PEUGEOT INVEST	84	7,596
Publicis Groupe SA	4,049	197,513
Quadient SA	488	8,306
Remy Cointreau SA	377	65,702
Renault SA (a)	3,584	89,139
Rexel SA	4,247	65,157
Robertet SA	12	10,601
Rothschild & Co.	500	16,858
Rubis SCA	1,668	38,852
Safran SA	6,490	639,212
Sanofi	19,685	1,982,646
Sartorius Stedim Biotech	414	129,542
SCOR SE	2,626	56,280
SEB SA	518	49,578
SES-imagotag SA (a)	84	7,113
Societe BIC SA	425	23,193
Societe Generale SA	14,319	312,719
Societe pour l'Informatique Industrielle	158	6,582
Sodexo SA	1,458	102,217
SOITEC (a)	435	61,621
Solutions 30 SE (a)	1,285	4,820
Somfy SA	133	17,242
Sopra Steria Group SACA	270	40,252
SPIE SA	2,528	54,708
Stef SA	92	7,964
Technicolor SA (a)	3,873	11,434
Technip Energies NV	2,414	30,020
Teleperformance	1,005	308,164
Television Francaise 1	1,801	12,719
Thales SA	1,813	221,857
Thermador Groupe	120	10,802
Tikehau Capital SCA	991	20,078
TotalEnergies SE	44,783	2,358,242
Trigano SA	143	13,963
Ubisoft Entertainment SA (a)	1,800	78,848
Unibail-Rodamco-Westfield REIT (a)(e)	1,727	87,838
Valeo	3,505	67,515
Vallourec SA (a)	2,435	28,982

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Valneva SE (a)	1,278	$14,503
Veolia Environnement SA	11,259	274,140
Verallia SA (b)	1,352	32,198
Vetoquinol SA	61	7,449
Vicat SA	312	8,579
Vilmorin & Cie SA	90	3,787
Vinci SA	9,621	854,551
Virbac SA	72	27,964
Vivendi SE	12,021	121,853
Voltalia SA (a)	451	9,006
Wavestone	151	6,938
Wendel SE	466	38,853
Worldline SA (a)(b)	4,011	148,359
		26,155,829
GABON — 0.0% (d)
BW Energy, Ltd. (a)	1,959	5,068
GEORGIA — 0.0% (d)
Bank of Georgia Group PLC	647	10,262
TBC Bank Group PLC	732	11,237
		21,499
GERMANY — 11.3%
1&1 AG	637	11,987
Aareal Bank AG (a)	967	32,148
About You Holding SE (a)	623	4,442
Adesso SE	48	7,347
adidas AG	3,052	538,465
ADLER Group SA (a)(b)	1,521	5,995
ADVA Optical Networking SE (a)	332	5,550
AIXTRON SE	1,988	50,255
Allianz SE	6,992	1,331,258
Amadeus Fire AG	90	11,197
Aroundtown SA	15,704	49,795
Atoss Software AG	61	7,716
Aurubis AG	554	37,508
Auto1 Group SE (a)(b)	1,820	13,290
BASF SE	15,720	682,441
Basler AG	61	4,879
Bayer AG	16,816	997,154
Bayerische Motoren Werke AG	5,482	421,011
Bayerische Motoren Werke AG Preference Shares	985	69,612
BayWa AG	218	9,641
Bechtle AG	1,410	57,504
Beiersdorf AG	1,672	170,394
Bike24 Holding AG (a)	435	1,455
Bilfinger SE	393	11,455
Biotest AG Preference Shares	174	6,421
Borussia Dortmund GmbH & Co. KGaA (a)	1,259	4,709
Brenntag SE	2,640	171,395
CANCOM SE	604	20,270
Carl Zeiss Meditec AG	630	75,018
CECONOMY AG	2,959	8,229
Cewe Stiftung & Co. KGaA	90	7,574
Commerzbank AG (a)	18,257	127,614
Security Description	Shares	Value
CompuGroup Medical SE & Co. KgaA	457	$19,417
Continental AG	1,845	128,269
Covestro AG (b)	3,300	113,780
CTS Eventim AG & Co. KGaA (a)	994	51,959
Daimler Truck Holding AG (a)	8,049	209,613
Dermapharm Holding SE	334	16,586
Deutsche Bank AG	35,353	307,432
Deutsche Beteiligungs AG	205	5,422
Deutsche Boerse AG	3,251	542,442
Deutsche Europshop Z.Verk.	877	22,338
Deutsche Lufthansa AG (a)	10,363	60,280
Deutsche Pfandbriefbank AG (b)	2,368	21,241
Deutsche Post AG	16,859	629,926
Deutsche Telekom AG	59,355	1,175,650
Deutsche Wohnen SE	895	20,529
Deutz AG	2,128	8,191
DIC Asset AG	603	6,644
DMG Mori AG	157	6,713
Draegerwerk AG & Co. KGaA Preference Shares	139	7,215
Duerr AG	865	19,859
DWS Group GmbH & Co. KGaA (b)	546	14,248
E.ON SE	36,134	302,512
Eckert & Ziegler Strahlen- und Medizintechnik AG	248	9,443
Elmos Semiconductor SE	135	5,137
ElringKlinger AG	487	3,663
EnBW Energie Baden-Wuerttemberg AG	319	30,415
Encavis AG	2,130	38,913
Energiekontor AG	129	10,384
Evonik Industries AG	3,475	73,967
Evotec SE (a)	2,553	61,388
Fielmann AG	420	20,857
Flatex DEGIRO AG (a)	1,191	11,306
Fraport AG Frankfurt Airport Services Worldwide (a)	653	28,331
Freenet AG	2,036	50,382
Fresenius Medical Care AG & Co. KGaA	3,394	169,003
Fresenius SE & Co. KGaA	7,005	211,646
FUCHS PETROLUB SE Preference Shares	1,224	34,038
FUCHS PETROLUB SE	564	13,738
GEA Group AG	2,628	90,363
Gerresheimer AG	458	29,687
GFT Technologies SE	270	10,684
Grand City Properties SA	1,292	17,397
GRENKE AG	492	12,015
Hamborner REIT AG	1,265	11,294
Hamburger Hafen und Logistik AG	374	5,278
Hannover Rueck SE	1,025	148,415
Hapag-Lloyd AG (b)	109	28,147

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
HeidelbergCement AG	2,504	$120,000
Heidelberger Druckmaschinen AG (a)	4,162	6,200
Hella GmbH & Co. KGaA	363	24,421
HelloFresh SE (a)	2,968	95,724
Henkel AG & Co. KGaA Preference Shares	3,045	187,120
Henkel AG & Co. KGaA	1,721	105,074
Hensoldt AG	881	22,197
HOCHTIEF AG	393	19,085
Hornbach Holding AG & Co. KGaA	137	11,229
HUGO BOSS AG	1,040	54,755
Hypoport SE (a)	75	14,827
Indus Holding AG	322	7,473
Infineon Technologies AG	22,348	539,468
Instone Real Estate Group SE (b)	626	7,408
Jenoptik AG	897	19,956
JOST Werke AG (b)	220	8,188
Jungheinrich AG Preference Shares	842	18,310
K+S AG	3,263	79,108
KION Group AG	1,213	50,205
Kloeckner & Co. SE	1,310	9,957
Knorr-Bremse AG	1,136	64,631
Koenig & Bauer AG (a)	227	3,247
Krones AG	227	17,277
KWS Saat SE & Co. KGaA	175	10,337
LANXESS AG	1,400	50,027
LEG Immobilien SE	1,243	102,816
Leoni AG (a)	448	3,211
LPKF Laser & Electronics AG	396	3,701
Medios AG (a)	299	8,190
Mercedes-Benz Group AG	13,457	776,869
Merck KGaA	2,211	372,150
METRO AG (a)	2,065	17,379
Mister Spex SE (a)	352	2,061
MLP SE	810	4,844
Montana Aerospace AG (a)(b)	508	7,822
MorphoSys AG (a)	564	11,070
MTU Aero Engines AG	923	167,612
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,397	561,833
Nagarro SE (a)	140	15,866
Nemetschek SE	952	57,487
New Work SE	49	6,936
Nexus AG	242	12,650
Nordex SE (a)	1,878	15,974
Norma Group SE	564	12,559
PATRIZIA AG	783	9,234
Pfeiffer Vacuum Technology AG	65	10,193
PNE AG	539	7,483
Porsche Automobil Holding SE Preference Shares	2,617	172,693
ProSiebenSat.1 Media SE	3,067	28,248
Security Description	Shares	Value
Puma SE	1,740	$114,311
PVA TePla AG (a)	306	5,848
Rational AG	87	50,434
Rheinmetall AG	753	173,425
RWE AG	11,570	424,323
SAF-Holland SE	738	4,876
Salzgitter AG	386	9,370
SAP SE	18,665	1,696,293
Sartorius AG Preference Shares (e)	424	147,786
Sartorius AG (e)	24	8,079
Schaeffler AG Preference Shares	2,922	16,496
Scout24 SE (b)	1,287	65,916
Secunet Security Networks AG	23	6,793
SFC Energy AG (a)	234	5,859
SGL Carbon SE (a)	916	5,731
Siemens AG	12,850	1,304,310
Siemens Energy AG (a)	8,161	119,319
Siemens Healthineers AG (b)	4,754	240,999
Siltronic AG	299	22,163
Sixt SE	223	22,812
Sixt SE Preference Shares	292	18,225
SMA Solar Technology AG (a)	331	13,406
Software AG	863	28,528
Softwareone Holding AG	2,033	24,294
Stabilus SE	435	21,215
STO SE & Co. KGaA Preference Shares	43	6,267
STRATEC SE	111	10,119
Stroeer SE & Co. KGaA	581	26,058
Suedzucker AG	1,004	16,143
SUSE SA (a)	639	14,470
Symrise AG	2,270	246,454
Synlab AG	731	12,694
TAG Immobilien AG	2,572	29,282
Takkt AG	522	8,186
Talanx AG (a)	933	35,427
TeamViewer AG (a)(b)	2,519	25,013
Telefonica Deutschland Holding AG	15,188	43,507
Thyssenkrupp AG (a)	7,749	43,827
TRATON SE	879	12,829
TUI AG (a)(e)	7,555	12,183
TUI AG (a)(e)	15,529	24,979
Uniper SE	1,365	20,221
United Internet AG	1,625	46,260
Vantage Towers AG	1,569	43,632
Varta AG	313	25,897
VERBIO Vereinigte BioEnergie AG	350	17,564
Vitesco Technologies Group AG Class A (a)	355	13,695
Volkswagen AG	489	88,902
Volkswagen AG Preference Shares	3,132	417,218
Vonovia SE	12,337	379,193

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Vossloh AG	136	$4,315
Wacker Chemie AG	306	44,019
Wacker Neuson SE	528	9,102
Washtec AG	199	9,258
Westwing Group SE (a)	240	1,781
Wuestenrot & Wuerttembergische AG	354	6,247
Zalando SE (a)(b)	4,031	105,183
		20,055,727
GHANA — 0.0% (d)
Tullow Oil PLC (a)(c)	20,253	11,526
GREECE — 0.0% (d)
Okeanis Eco Tankers Corp. (b)	196	2,119
HONG KONG — 0.3%
Cadeler A/S (a)	976	3,191
Prudential PLC	47,046	580,492
		583,683
IRAQ — 0.0% (d)
RAK Petroleum PLC (a)	2,670	3,189
IRELAND — 1.0%
AIB Group PLC	13,772	31,301
Bank of Ireland Group PLC	17,603	111,007
C&C Group PLC (a)	6,861	15,357
Cairn Homes PLC (a)	11,934	12,414
COSMO Pharmaceuticals NV (c)	149	7,284
CRH PLC	13,246	456,985
Dalata Hotel Group PLC (a)	3,301	11,992
Flutter Entertainment PLC (a)	3,006	303,200
Glanbia PLC	3,208	34,645
Glenveagh Properties PLC (a)(b)	10,649	10,409
Greencore Group PLC (a)	9,631	11,614
Kerry Group PLC Class A	2,674	255,344
Kingspan Group PLC	2,697	161,844
Ryanair Holdings PLC ADR (a)	1,879	126,363
Smurfit Kappa Group PLC	4,445	149,077
		1,698,836
ITALY — 3.3%
A2A SpA	27,532	34,885
ACEA SpA	770	11,359
AMCO - Asset Management Co. SpA Class B (c)(f)	88	—
Amplifon SpA	2,257	69,018
Anima Holding SpA (b)	4,377	16,007
Antares Vision SpA (a)	584	5,287
Aquafil SpA	308	2,016
Ariston Holding NV	1,517	12,394
Arnoldo Mondadori Editore SpA	2,699	4,825
Ascopiave SpA	1,158	3,493
Assicurazioni Generali SpA	18,302	291,313
Atlantia SpA	8,674	202,947
Autogrill SpA (a)	3,206	21,236
Avio SpA	296	3,404
Azimut Holding SpA	1,908	33,082
Security Description	Shares	Value
Banca Generali SpA (c)	1,033	$29,115
Banca IFIS SpA	472	6,667
Banca Mediolanum SpA	3,849	25,262
Banca Monte dei Paschi di Siena SpA (a)(c)	6,124	3,464
Banca Popolare di Sondrio SPA	6,895	23,687
Banco BPM SpA	25,827	73,334
BasicNet SpA	443	2,677
Be Shaping the Future SpA	1,075	3,776
BF SpA	999	3,833
BFF Bank SpA (b)	2,911	19,523
Biesse SpA	214	2,828
BPER Banca (c)	16,840	27,596
Brembo SpA	2,733	26,486
Brunello Cucinelli SpA	587	26,376
Buzzi Unicem SpA (c)	1,601	26,128
Carel Industries SpA (b)	709	14,054
Cembre SpA	82	2,143
CIR SpA-Compagnie Industriali (a)	15,746	6,634
Coca-Cola HBC AG	3,547	78,485
COIMA RES SpA (b)	307	3,174
Credito Emiliano SpA	1,310	7,190
Danieli & C Officine Meccaniche SpA (e)	642	9,007
Danieli & C Officine Meccaniche SpA (e)	215	4,383
Datalogic SpA	398	2,948
Davide Campari-Milano NV	9,102	95,490
De' Longhi SpA	1,260	23,368
DiaSorin SpA	450	58,901
Digital Bros SpA (c)	61	1,613
doValue SpA (b)	1,055	6,210
El.En. SpA	689	8,896
Enav SpA (b)	4,446	18,527
Enel SpA	132,952	725,552
Eni SpA	42,987	509,089
ERG SpA	986	30,553
Esprinet SpA	525	3,751
Eurotech SpA (a)	414	1,225
Ferrari NV	1,985	363,578
Fila SpA	456	3,962
Fincantieri SpA (a)(c)	8,577	4,752
Fine Foods & Pharmaceuticals NTM	182	1,581
FinecoBank Banca Fineco SpA	10,557	126,040
Garofalo Health Care SpA (a)	496	2,082
Gruppo MutuiOnline SpA	436	10,994
GVS SpA (b)	1,085	8,825
Hera SpA	13,700	39,531
Immobiliare Grande Distribuzione SIIQ SpA REIT	814	3,021
Infrastrutture Wireless Italiane SpA (b)	6,067	61,423
Intercos SpA (a)	509	6,673
Interpump Group SpA	1,422	54,084
Intesa Sanpaolo SpA	312,157	580,893

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Iren SpA	10,461	$22,792
Italgas SpA	8,606	49,979
Italmobiliare SpA	275	7,576
Iveco Group NV (a)	3,377	17,801
Juventus Football Club SpA (a)(c)	8,827	3,335
Leonardo SpA	6,875	69,560
LU-VE SpA	126	2,632
Maire Tecnimont SpA (c)	2,825	8,092
MARR SpA	581	7,993
Mediobanca Banca di Credito Finanziario SpA	9,505	82,060
MFE-MediaForEurope NV Class A (a)(c)	5,106	2,338
MFE-MediaForEurope NV Class B (c)	6,680	4,696
Moncler SpA	3,746	160,292
Nexi SpA (a)(b)	11,555	95,482
OVS SpA (b)	3,550	5,775
Pharmanutra SpA	54	3,404
Philogen SpA (a)(b)	170	2,470
Piaggio & C SpA	3,143	7,341
Pirelli & C SpA (b)	6,962	28,211
Poste Italiane SpA (b)	8,022	74,741
Prysmian SpA	4,641	127,169
RAI Way SpA (b)	1,670	8,904
Recordati Industria Chimica e Farmaceutica SpA	1,735	75,293
Reply SpA	391	47,295
Sabaf SpA	126	3,089
SAES Getters SpA	88	1,950
Safilo Group SpA (a)	4,042	5,227
Saipem SpA (c)	212	566
Salcef Group SpA	309	5,363
Salvatore Ferragamo SpA	863	13,263
Sanlorenzo SpA/Ameglia	220	7,383
Saras SpA (a)	10,027	14,540
Seco SpA (a)(c)	582	3,852
Seri Industrial SpA (a)	266	1,908
Sesa SpA	126	15,992
Snam SpA	35,145	183,675
Societa Cattolica Di Assicurazione SPA (c)	523	3,691
SOL SpA	639	11,009
Spaxs SpA (a)	1,047	11,384
Tamburi Investment Partners SpA	1,911	14,644
Technogym SpA (b)(c)	2,351	15,288
Telecom Italia SpA (a)(e)	176,796	46,152
Telecom Italia SpA (a)(e)	105,946	26,383
Terna - Rete Elettrica Nazionale	24,096	188,631
Tinexta SpA	345	8,029
Tod's SpA (a)	142	4,406
UniCredit SpA	37,369	354,146
Unieuro SpA (b)(c)	307	4,757
Unipol Gruppo SpA	6,788	30,771
UnipolSai Assicurazioni SpA (c)	6,930	16,548
Security Description	Shares	Value
Webuild SpA (c)	8,163	$12,622
Wiit SpA	184	3,347
Zignago Vetro SpA	420	5,102
		5,819,599
JERSEY — 0.0% (d)
JTC PLC (b)	2,466	17,670
Sanne Group PLC (a)	2,854	31,402
		49,072
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	2,744	53,902
KENYA — 0.0% (d)
Vivo Energy PLC (b)	7,636	13,539
LIECHTENSTEIN — 0.0% (d)
Liechtensteinische Landesbank AG	193	10,584
LUXEMBOURG — 0.3%
APERAM SA (c)	754	20,889
ArcelorMittal SA	9,365	210,597
Brederode SA	216	20,233
Eurofins Scientific SE	2,208	173,311
Global Fashion Group SA (a)	1,414	2,139
Majorel Group Luxembourg SA	372	9,917
Reinet Investments SCA (c)	2,009	35,496
RTL Group SA (a)	630	26,240
SES SA	6,196	54,036
		552,858
MALTA — 0.0% (d)
Catena Media PLC (a)(c)	1,209	3,781
Kindred Group PLC SDR	4,043	33,560
UIE PLC	23	6,793
		44,134
MEXICO — 0.0% (d)
Fresnillo PLC	3,244	30,209
NETHERLANDS — 7.4%
Aalberts NV	1,643	63,880
ABN AMRO Bank NV (b)	8,093	90,658
Adyen NV (a)(b)	489	709,580
Aegon NV	30,441	131,372
Akzo Nobel NV	3,105	203,272
Alfen Beheer B.V. (a)(b)	370	34,102
AMG Advanced Metallurgical Group NV	572	14,711
Arcadis NV	1,307	43,862
Argenx SE (a)	907	338,990
ASM International NV	797	198,807
ASML Holding NV	6,974	3,323,588
ASR Nederland NV	2,355	94,961
Basic-Fit NV (a)(b)	935	35,268
BE Semiconductor Industries NV	1,383	66,321
Boskalis Westminster	954	31,915
Corbion NV	853	25,736
CTP NV (b)	1,810	20,815

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Eurocommercial Properties NV	714	$15,332
Euronext NV (b)	1,368	111,411
EXOR NV	1,997	124,180
Flow Traders (b)	559	15,966
Fugro NV (a)	1,714	21,574
Heineken Holding NV	1,751	127,134
Heineken NV	4,075	370,638
Hunter Douglas NV (a)	103	18,844
IMCD NV	987	135,122
ING Groep NV	66,862	659,235
Intertrust NV (a)(b)	1,590	31,816
JDE Peet's NV	2,220	63,036
Koninklijke Ahold Delhaize NV	17,891	464,985
Koninklijke BAM Groep NV (a)	4,598	10,845
Koninklijke DSM NV	2,990	428,560
Koninklijke KPN NV	56,184	199,766
Koninklijke Philips NV	15,119	324,896
Koninklijke Vopak NV	1,106	27,843
Meltwater NV (a)(c)	2,282	2,384
NN Group NV	5,023	227,591
NSI NV REIT	318	10,921
OCI NV	1,730	56,936
Onward Medical B.V. (a)	248	1,348
PostNL NV (c)	5,851	17,709
Randstad NV (c)	2,132	102,975
SBM Offshore NV	2,508	33,915
Shell PLC (e)	53,682	1,391,242
Shell PLC (e)	73,509	1,909,338
Shop Apotheke Europe NV (a)(b)	225	19,952
TKH Group NV	710	26,781
TomTom NV (a)	1,209	8,923
Universal Music Group NV	13,011	260,267
Van Lanschot Kempen NV ADR	559	13,003
Wolters Kluwer NV	4,491	434,580
		13,096,886
NIGERIA — 0.0% (d)
Airtel Africa PLC (b)	21,809	35,809
NORWAY — 1.6%
2020 Bulkers, Ltd.	392	4,460
ABG Sundal Collier Holding ASA	7,590	4,525
ABL Group ASA	1,034	1,287
AF Gruppen ASA	969	15,457
Akastor ASA (a)(c)	2,463	2,077
Aker ASA Class A	396	30,302
Aker BioMarine ASA (a)	286	1,439
Aker BP ASA (c)	2,179	75,451
Aker Carbon Capture ASA (a)	6,623	11,121
Aker Horizons Holding A/S (a)	1,852	2,984
Aker Solutions ASA	4,073	11,032
AKVA Group ASA	161	1,079
American Shipping Co. ASA	864	3,586
ArcticZymes Technologies ASA (a)	910	7,267
Arendals Fossekompani A/S	225	6,354
Atea ASA	1,446	14,987
Security Description	Shares	Value
Aurskog Sparebank	56	$1,156
Austevoll Seafood ASA	1,587	18,521
AutoStore Holdings, Ltd. (a)(b)(c)	15,268	21,635
Axactor SE (a)	2,853	1,715
B2Holding ASA	5,082	3,863
Belships ASA	2,512	5,050
Bergenbio ASA (a)	1,012	1,149
BEWi ASA	765	4,313
Bonheur ASA	373	13,497
Borregaard ASA	1,668	27,047
Bouvet ASA	1,582	9,431
BW Offshore, Ltd.	1,631	4,391
Carasent ASA (a)	861	1,952
Cloudberry Clean Energy ASA (a)	2,784	4,120
Crayon Group Holding ASA (a)(b)	1,212	15,359
DNB Bank ASA	15,274	272,945
DNO ASA	8,769	12,124
Edda Wind ASA	295	866
Elkem ASA (b)	5,339	16,958
Elliptic Laboratories ASA	1,373	2,315
Elmera Group ASA (b)	1,971	3,990
Elopak ASA	1,524	2,502
Entra ASA (b)	914	11,425
Equinor ASA	18,397	637,859
Europris ASA (b)	2,932	13,639
Froey ASA	364	1,667
Frontline, Ltd. (a)(c)	2,132	19,012
Gjensidige Forsikring ASA	3,214	64,900
Grieg Seafood ASA	1,056	14,953
Hexagon Composites ASA (a)	1,938	5,285
Hoegh Autoliners ASA	719	1,976
Hofseth BioCare ASA (a)	3,170	1,219
IDEX Biometrics ASA (a)	16,147	1,904
Kahoot! ASA (a)(c)	5,600	10,160
Kid ASA (b)	692	5,835
Kitron ASA (c)	2,933	5,207
KMC Properties ASA	1,044	858
Komplett ASA (a)	424	845
Komplett Bank ASA (a)(c)	2,390	1,454
Kongsberg Gruppen ASA	1,520	54,309
Leroy Seafood Group ASA	4,951	35,054
LINK Mobility Group Holding ASA (a)	3,410	3,883
Magnora ASA (a)	738	1,300
Magseis Fairfield ASA (a)	3,288	2,646
Medistim ASA	269	7,692
Mercell Holding ASA (a)	7,542	4,542
Mowi ASA	7,841	177,856
MPC Container Ships ASA	5,449	10,747
Multiconsult ASA (b)	372	4,857
NEL ASA (a)(c)	25,192	30,509
NORBIT ASA	322	834
Nordic Nanovector ASA (a)(c)	910	232

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Nordic Semiconductor ASA (a)	3,008	$46,522
Norsk Hydro ASA	23,453	130,941
Norske Skog ASA (a)(b)	1,384	7,663
Norway Royal Salmon ASA	223	5,665
Norwegian Air Shuttle ASA (a)(c)	14,585	12,014
Norwegian Energy Co. ASA (a)	401	13,759
NRC Group ASA (a)	686	1,285
NTS ASA (a)	774	9,362
Odfjell Drilling, Ltd. (a)	1,668	3,917
Odfjell SE Class A	450	2,505
OKEA ASA	523	2,467
Olav Thon Eiendomsselskap ASA	528	8,898
Orkla ASA	12,811	102,076
Otello Corp. ASA (a)(c)	1,143	3,008
Panoro Energy ASA (a)	2,287	6,482
Pareto Bank ASA	726	3,472
Pexip Holding ASA (a)	1,581	2,170
PGS ASA (a)(c)	6,742	4,535
PhotoCure ASA (a)	426	4,398
Polaris Media ASA	202	1,431
poLight ASA (a)(b)	579	1,377
Protector Forsikring ASA	1,222	12,666
Rana Gruber ASA	445	2,022
Saga Pure ASA	3,363	722
Salmar ASA	997	69,883
Salmon Evolution ASA (a)	3,299	2,514
Sandnes Sparebank	348	3,234
SATS ASA (a)	1,186	1,609
Schibsted ASA Class A	1,307	23,270
Schibsted ASA Class B	1,723	27,991
Self Storage Group ASA (a)	1,118	3,406
Selvaag Bolig ASA	768	2,763
Solstad Offshore ASA (a)	854	2,572
SpareBank 1 B.V.	678	3,582
SpareBank 1 Helgeland	208	2,505
SpareBank 1 Nord Norge	1,768	15,658
SpareBank 1 Oestlandet	770	9,134
Sparebank 1 Ostfold Akershus	73	2,512
SpareBank 1 Ringerike Hadeland	76	2,539
SpareBank 1 SMN	2,278	26,700
SpareBank 1 SR-Bank ASA	3,220	34,776
Sparebanken More	725	5,453
Sparebanken Ost	256	1,316
Sparebanken Sor	98	1,334
Sparebanken Vest	1,619	14,290
Stolt-Nielsen, Ltd.	420	8,842
Storebrand ASA	8,222	58,338
StrongPoint ASA	1,050	1,783
Telenor ASA	11,147	147,803
TGS ASA	2,090	29,256
Tomra Systems ASA	4,022	74,368
Totens Sparebank	54	1,093
Treasure ASA	667	1,073
Ultimovacs ASA (a)	289	2,048
Security Description	Shares	Value
Var Energi ASA	4,695	$18,369
Veidekke ASA	1,919	17,384
Volue ASA (a)	670	1,614
VOW ASA (a)	1,088	2,511
Wallenius Wilhelmsen ASA	1,812	9,730
Wilh Wilhelmsen Holding ASA Class A	242	5,511
Wilh Wilhelmsen Holding ASA Class B	168	3,741
XXL ASA (b)	2,928	1,750
Zalaris ASA	246	829
		2,803,407
PERU — 0.0% (d)
Hochschild Mining PLC	5,171	6,060
POLAND — 0.6%
11 bit studios SA (a)	35	3,826
AB SA	229	2,343
Ac SA	153	837
Agora SA (a)	625	772
Alior Bank SA (a)	1,561	9,444
Allegro.eu SA (a)(b)	6,643	35,233
Alumetal SA	183	2,809
Ambra SA	172	728
Amica SA	85	1,418
Apator SA	456	1,454
Arctic Paper SA	258	744
Asseco Business Solutions SA	324	2,897
Asseco Poland SA	982	16,491
Asseco South Eastern Europe SA	456	3,885
Atal SA	115	844
Auto Partner SA	1,156	3,667
Bank Handlowy w Warszawie SA	575	7,188
Bank Millennium SA (a)	10,640	9,197
Bank Ochrony Srodowiska SA (a)	600	1,058
Bank Polska Kasa Opieki SA	3,001	54,428
Benefit Systems SA (a)	25	2,780
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	491	360
Bioton SA (a)	661	575
BNP PARIBAS BANK POLSKA SA (a)	292	3,611
Boryszew SA	1,341	1,685
Budimex SA	193	9,874
Captor Therapeutics SA (a)	27	715
CCC SA (a)	692	7,080
CD Projekt SA	1,186	25,240
Celon Pharma SA	264	863
Ciech SA	456	3,804
ComArch SA	85	3,172
Comp SA	76	818
Cyfrowy Polsat SA	4,416	20,843
Datawalk SA (a)	49	1,569
Develia SA	7,251	3,709
Dino Polska SA (a)(b)	842	59,744

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Dom Development SA	142	$3,080
Echo Investment SA	3,180	2,327
Enea SA (a)	3,762	8,163
Energa SA (a)	1,231	1,807
Enter Air SA (a)	148	714
Erbud SA (a)	77	531
Eurocash SA	1,382	3,234
Fabryki Mebli Forte SA	248	2,030
Famur SA (a)	5,329	3,245
Ferro SA	312	1,978
Firma Oponiarska Debica SA	31	447
Globe Trade Centre SA (a)	3,285	4,896
Grupa Azoty SA (a)	830	8,304
Grupa Kety SA	168	22,645
Grupa Lotos SA	1,524	23,295
Grupa Pracuj SA (a)	287	3,581
ING Bank Slaski SA	573	21,718
InPost SA (a)(c)	4,131	23,891
Inter Cars SA	157	13,934
Jastrzebska Spolka Weglowa SA (a)	926	13,248
KGHM Polska Miedz SA	2,325	61,488
KRUK SA	276	14,697
LiveChat Software SA	240	5,258
LPP SA	18	36,013
Lubelski Wegiel Bogdanka SA (a)	193	2,447
Mabion SA (a)	150	724
Mangata Holding SA	40	676
mBank SA (a)	229	11,440
MCI Capital SA	265	978
Medicalgorithmics SA (a)	49	70
Mennica Polska SA	415	1,768
Mercator Medical SA (a)	40	527
MLP Group SA (a)	106	1,622
Mo-BRUK SA	25	1,601
Neuca SA	32	5,723
NEWAG SA	384	1,623
Oponeo.pl SA	90	885
Orange Polska SA	11,383	15,875
PCC Rokita SA	49	930
PCF Group SA	136	1,724
PGE Polska Grupa Energetyczna SA (a)	13,953	33,068
PKP Cargo SA (a)	528	1,265
PlayWay SA	13	879
Polenergia SA (a)	266	5,514
Polimex-Mostostal SA (a)	1,179	844
Polski Koncern Naftowy ORLEN SA	4,927	75,091
Polskie Gornictwo Naftowe i Gazownictwo SA	28,559	36,284
Powszechna Kasa Oszczednosci Bank Polski SA	14,629	91,109
Powszechny Zaklad Ubezpieczen SA	9,706	64,723
Security Description	Shares	Value
Poznanska Korporacja Budowlana Pekabex SA	172	$515
R22 SA	67	566
Rainbow Tours SA (a)	121	568
Ryvu Therapeutics SA (a)	157	835
Sanok Rubber Co. SA	421	1,189
Santander Bank Polska SA	585	30,318
Selvita SA (a)	153	2,249
Shoper SA (a)	104	827
Sniezka SA	87	1,451
Stalexport Autostrady SA	1,689	1,142
Stalprodukt SA	37	2,185
STS Holding SA (a)	686	2,240
Tauron Polska Energia SA (a)	18,341	14,046
TEN Square Games SA	81	2,036
Tim SA/Siechnice	197	1,376
Torpol SA	155	658
Toya SA	430	507
Vigo System SA (a)	8	1,093
VRG SA (a)	3,167	2,726
Warsaw Stock Exchange	481	4,018
Wawel SA (a)	3	330
Wielton SA	420	554
Wirtualna Polska Holding SA	312	7,190
XTB SA (b)	579	2,658
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (a)	113	596
Zespol Elektrowni Patnow Adamow Konin SA (a)	434	2,249
		1,027,741
PORTUGAL — 0.3%
Altri SGPS SA	1,479	9,849
Banco Comercial Portugues SA Class R	129,042	22,260
Corticeira Amorim SGPS SA	662	7,308
CTT-Correios de Portugal SA	2,297	7,492
EDP - Energias de Portugal SA	45,704	212,722
Galp Energia SGPS SA	8,375	97,932
Greenvolt-Energias Renovaveis SA (a)	915	7,031
Ibersol SGPS SA	187	1,247
Jeronimo Martins SGPS SA	4,706	102,039
Mota-Engil SGPS SA (c)	1,221	1,568
Navigator Co. SA	3,863	15,492
NOS SGPS SA	3,036	12,175
Pharol SGPS SA (a)	8,301	693
REN - Redes Energeticas Nacionais SGPS SA	6,176	18,563
Semapa-Sociedade de Investimento e Gestao	198	2,782
Sonae SGPS SA	16,623	20,350
Sonaecom SGPS SA	433	847
		540,350

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(b)	2,835	$106,017
SINGAPORE — 0.2%
BW LPG, Ltd. (b)	1,323	9,762
Hafnia, Ltd.	2,249	7,455
STMicroelectronics NV	11,303	354,325
		371,542
SOUTH AFRICA — 0.4%
Anglo American PLC	21,294	759,523
Scatec ASA (b)	2,065	17,695
		777,218
SPAIN — 3.9%
Acciona SA (c)	420	77,060
Acerinox SA (c)	3,441	33,226
ACS Actividades de Construccion y Servicios SA (c)	3,942	95,323
Aedas Homes SA (b)	270	6,012
Aena SME SA (a)(b)	1,256	159,212
Alantra Partners SA	306	4,335
Almirall SA	1,334	14,755
Amadeus IT Group SA (a)	7,707	428,325
AmRest Holdings SE (a)	1,274	5,123
Applus Services SA	2,518	17,374
Atresmedia Corp. de Medios de Comunicacion SA	1,388	4,780
Banco Bilbao Vizcaya Argentaria SA	106,024	480,005
Banco de Sabadell SA	96,463	76,704
Banco Santander SA	292,344	821,536
Bankinter SA	10,945	68,105
Befesa SA (b)	639	30,997
CaixaBank SA	74,247	257,471
Cellnex Telecom SA (b)	9,230	357,321
Cia de Distribucion Integral Logista Holdings SA	1,166	22,746
CIE Automotive SA	966	23,915
Construcciones y Auxiliar de Ferrocarriles SA	348	10,223
Corp. ACCIONA Energias Renovables SA	954	36,683
Corp. Financiera Alba SA	242	13,181
Ebro Foods SA (c)	913	15,367
EDP Renovaveis SA (c)	4,136	97,376
eDreams ODIGEO SA (a)	823	4,457
Elecnor SA	724	8,288
Enagas SA (c)	4,081	89,895
Ence Energia y Celulosa SA	2,513	8,570
Endesa SA (c)	5,450	102,559
Faes Farma SA	5,613	22,768
Ferrovial SA	8,986	227,251
Fluidra SA (c)	1,691	34,190
Fomento de Construcciones y Contratas SA	950	9,366
Gestamp Automocion SA (b)	2,504	8,649
Global Dominion Access SA (b)	1,615	7,015
Security Description	Shares	Value
Grenergy Renovables SA (a)(c)	178	$6,305
Grifols SA (a)(c)	5,065	95,499
Grifols SA Class B, Preference Shares	4,603	54,282
Grupo Catalana Occidente SA	802	24,944
Iberdrola SA	100,616	1,040,950
Indra Sistemas SA (a)	2,451	23,382
Industria de Diseno Textil SA	19,015	429,193
Inmobiliaria Colonial Socimi SA REIT	5,270	33,636
Laboratorios Farmaceuticos Rovi SA	409	24,971
Lar Espana Real Estate Socimi SA REIT	756	3,746
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (c)	11,735	15,434
Mapfre SA (c)	17,473	30,725
Mediaset Espana Comunicacion SA (a)	2,289	9,386
Melia Hotels International SA (a)	1,684	10,660
Merlin Properties Socimi SA REIT	5,808	55,893
Metrovacesa SA (b)	929	6,518
Naturgy Energy Group SA (c)	3,075	88,309
Neinor Homes SA (b)	1,014	12,679
Obrascon Huarte Lain SA (a)	6,839	4,197
Parques Reunidos Servicios Centrales SAU (a)	1,617	23,249
Pharma Mar SA (a)(c)	227	15,971
Prosegur Cia de Seguridad SA	3,108	5,472
Red Electrica Corp. SA (c)	7,026	132,400
Repsol SA (c)	24,260	356,345
Sacyr SA	7,620	18,275
Siemens Gamesa Renewable Energy SA (a)	3,840	71,900
Solaria Energia y Medio Ambiente SA (a)	1,310	27,733
Soltec Power Holdings SA (a)(c)	522	2,156
Talgo SA (b)(c)	1,304	4,369
Tecnicas Reunidas SA (a)	562	4,142
Telefonica SA	96,516	490,588
Unicaja Banco SA (b)	25,698	25,079
Vidrala SA	414	29,951
Viscofan SA	653	35,841
		6,894,343
SWEDEN — 5.7%
AAK AB	3,072	50,034
AcadeMedia AB (b)	1,455	6,472
AddLife AB Class B	2,035	30,503
AddNode Group AB	2,168	17,645
AddTech AB Class B	4,427	57,630
AFRY AB	1,638	22,442
Alfa Laval AB	5,010	120,564
Alimak Group AB (b)	624	4,713
Alligo AB Class B	423	4,087

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Ambea AB (b)	1,378	$6,293
AQ Group AB	145	3,835
Arise AB (a)	485	1,985
Arjo AB Class B	3,597	22,711
Assa Abloy AB Class B	16,955	359,537
Atlas Copco AB Class A	44,107	411,354
Atlas Copco AB Class B	26,687	222,769
Atrium Ljungberg AB Class B	702	9,180
Attendo AB (a)(b)	2,029	4,372
Avanza Bank Holding AB	2,089	34,992
Axfood AB (c)	1,905	54,711
Bactiguard Holding AB (a)(c)	277	3,028
Balco Group AB	198	1,366
Beijer Alma AB	781	12,835
Beijer Ref AB	4,298	58,677
Bergman & Beving AB	428	4,469
Betsson AB Class B	2,151	12,985
BHG Group AB (a)	1,651	5,223
BICO Group AB (a)(c)	711	6,156
Bilia AB Class A	1,260	18,112
BillerudKorsnas AB (c)	3,733	43,478
BillerudKorsnas AB (a)	638	7,471
BioArctic AB (a)(b)	626	4,731
BioGaia AB Class B	1,459	14,728
BioInvent International AB (a)	666	2,918
Biotage AB	1,148	20,277
Boliden AB (a)	4,719	149,826
Bonava AB Class B	1,502	4,353
BoneSupport Holding AB (a)(b)	857	5,904
Boozt AB (a)(b)(c)	1,036	6,824
Bravida Holding AB (b)	3,567	31,015
BTS Group AB Class B	253	7,604
Bufab AB	478	12,361
Bure Equity AB	949	18,911
Byggfakta Group Nordic Holdco AB (a)	1,530	4,649
Byggmax Group AB	984	5,099
Calliditas Therapeutics AB Class B (a)(c)	626	5,642
Camurus AB (a)	630	11,952
Cary Group AB (a)(c)	1,523	9,415
Castellum AB (c)	4,893	62,766
Catella AB	693	2,286
Catena AB	547	19,814
Cellavision AB	234	7,718
Cibus Nordic Real Estate AB	666	10,262
Cint Group AB (a)	3,283	18,245
Clas Ohlson AB Class B	733	7,568
Cloetta AB Class B	3,604	7,372
Collector AB (a)	1,845	5,585
Coor Service Management Holding AB (b)	1,687	13,211
Corem Property Group AB	109	2,127
Corem Property Group AB Class B (c)	9,427	10,561
Ctek AB (a)(c)	558	4,086
Security Description	Shares	Value
CTT Systems AB (c)	147	$2,840
Dios Fastigheter AB	1,517	10,518
Dometic Group AB (b)	5,500	32,203
Duni AB (a)	579	4,611
Dustin Group AB (b)	1,365	7,806
Eastnine AB	208	1,746
Electrolux AB Class B (c)	3,506	47,098
Electrolux Professional AB Class B	3,995	21,442
Elekta AB Class B	6,292	43,386
Enea AB (a)	266	3,011
Eolus Vind AB Class B (c)	422	3,195
Epiroc AB Class A	10,851	167,254
Epiroc AB Class B	6,654	89,738
EQT AB	11,719	239,471
Essity AB Class A	368	9,570
Essity AB Class B	10,317	268,914
Evolution AB (b)	3,285	298,161
Fabege AB	4,809	45,324
Fagerhult AB	1,562	6,928
Fasadgruppen Group AB	499	4,105
Fastighets AB Balder Class B (a)	10,676	51,060
Fastighets AB Trianon	1,000	2,229
FastPartner AB Class A	849	4,905
Ferronordic AB (a)	162	500
Fingerprint Cards AB Class B (a)(c)	5,410	4,722
FM Mattsson Mora Group AB	409	2,119
Fortnox AB	8,220	37,701
G5 Entertainment AB	154	2,864
GARO AB	535	6,798
Getinge AB Class B	3,716	85,725
Granges AB	1,828	13,647
Green Landscaping Group AB (a)(b)	476	3,089
H & M Hennes & Mauritz AB Class B (c)	12,486	148,847
Haldex AB (a)	646	4,129
Hansa Biopharma AB (a)	603	2,877
Heba Fastighets AB Class B	2,811	11,466
Hemnet Group AB	887	10,880
Hexagon AB Class B	36,419	377,610
Hexatronic Group AB	2,968	22,070
Hexpol AB	4,573	38,847
HMS Networks AB	497	21,175
Hoist Finance AB (a)(b)	1,489	4,039
Holmen AB Class B	1,623	65,713
Hufvudstaden AB Class A	2,068	22,804
Humana AB (a)	581	2,529
Husqvarna AB Class A	444	3,380
Husqvarna AB Class B	7,087	52,035
Immunovia AB (a)	285	834
Industrivarden AB Class A	2,870	64,472
Industrivarden AB Class C	2,744	60,919
Indutrade AB	4,595	83,650
Instalco AB (c)	3,948	16,297

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Intrum AB	1,291	$24,586
Investment AB Latour Class B	2,516	49,670
Investment AB Oresund	616	6,047
Investor AB Class A	10,919	195,686
Investor AB Class B	31,175	511,643
INVISIO AB	642	9,247
Inwido AB	1,021	11,239
Irlab Therapeutics AB (a)	700	2,387
JM AB	846	13,977
John Mattson Fastighetsforetagen AB (a)	270	2,327
Karnov Group AB	2,039	12,158
K-fast Holding AB (a)	1,062	2,102
Kinnevik AB Class A (a)	168	2,771
Kinnevik AB Class B (a)	4,130	66,419
Klarabo Sverige AB Class B (a)	1,713	3,308
KNOW IT AB	361	10,061
L E Lundbergforetagen AB Class B	1,256	50,976
Lagercrantz Group AB Class B	3,501	28,306
LeoVegas AB (b)	1,548	9,139
Lifco AB Class B	3,916	62,767
Lime Technologies AB (c)	154	3,369
Linc AB (a)	317	1,902
Lindab International AB	1,381	19,986
Loomis AB	1,325	32,170
Lundin Energy Mergerco AB	3,269	133,013
Maha Energy AB (a)	1,513	2,284
Medcap AB (a)	162	2,839
Medicover AB Class B	1,098	14,283
Mekonomen AB	729	7,825
Midsona AB Class B	838	1,865
MIPS AB	451	19,642
Modern Times Group MTG AB Class B	1,536	12,314
Munters Group AB (b)	2,315	13,340
Mycronic AB	1,237	17,371
NCAB GROUP AB	2,807	14,148
NCC AB Class B	1,526	15,323
Nederman Holding AB	341	5,118
Net Insight AB Class B (a)	5,004	1,784
New Wave Group AB Class B	781	10,373
Nibe Industrier AB Class B	26,265	196,845
Nivika Fastigheter AB Class B (a)	524	2,869
Nobia AB	1,956	5,230
Nolato AB Class B	3,390	18,195
Nordic Waterproofing Holding AB	424	5,801
Nordisk Bergteknik AB Class B (a)	569	2,210
Nordnet AB publ	2,962	38,646
Norva24 Group AB (a)	2,071	6,890
Note AB (a)	331	6,247
NP3 Fastigheter AB	464	9,147
Nyfosa AB	2,919	21,791
OEM International AB Class B	1,656	10,569
Security Description	Shares	Value
Ovzon AB (a)	858	$3,738
OX2 AB (a)	1,482	11,266
Pandox AB (a)	1,756	19,655
Peab AB Class B	3,648	21,288
Platzer Fastigheter Holding AB Class B	1,094	7,067
Pricer AB Class B	1,832	2,753
Proact IT Group AB	378	2,516
Probi AB	68	1,606
Q-Linea AB (a)(b)	306	2,311
Ratos AB Class B	3,713	15,769
Rejlers AB	278	3,364
Resurs Holding AB (b)	2,497	4,944
Rvrc Holding AB	666	2,702
Saab AB Class B	1,453	59,921
Sagax AB Class A	90	1,664
Sagax AB Class B	3,369	62,038
Sagax AB Class D	1,800	4,049
Samhallsbyggnadsbolaget i Norden AB (c)	19,375	32,209
Samhallsbyggnadsbolaget i Norden AB Class D	2,628	3,998
Sandvik AB	18,571	300,564
SAS AB (a)(c)	69,514	4,392
Scandi Standard AB (a)	1,058	3,768
Scandic Hotels Group AB (a)(b)(c)	2,307	8,888
Sdiptech AB Class B (a)	611	14,107
Sectra AB Class B	2,520	33,789
Securitas AB Class B	5,420	46,608
Semcon AB	197	2,169
Sivers Semiconductors AB (a)	1,748	1,684
Skandinaviska Enskilda Banken AB Class A	29,379	287,844
Skandinaviska Enskilda Banken AB Class C	270	2,993
Skanska AB Class B	6,830	104,509
SKF AB Class A	244	4,215
SKF AB Class B	6,424	94,347
SkiStar AB	732	9,901
SmartCraft ASA (a)	1,391	2,253
SSAB AB Class A	3,481	15,174
SSAB AB Class B	10,790	44,561
Stendorren Fastigheter AB (a)	219	3,317
Stillfront Group AB (a)	7,491	16,499
Storskogen Group AB Class B (c)	25,773	36,393
Svedbergs i Dalstorp AB Class B	431	1,701
Svenska Cellulosa AB SCA Class A	370	5,495
Svenska Cellulosa AB SCA Class B	9,514	141,864
Svenska Handelsbanken AB Class A	26,168	223,238
Svenska Handelsbanken AB Class B	621	6,096
Sweco AB Class B	3,618	37,531

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Swedbank AB Class A	15,767	$198,945
Swedish Logistic Property AB Class B	1,046	2,613
Swedish Match AB	26,074	265,132
Swedish Orphan Biovitrum AB (a)	3,398	73,349
Synsam AB	637	3,705
Systemair AB	1,472	7,154
Tele2 AB Class B	9,444	107,366
Telefonaktiebolaget LM Ericsson Class A	1,055	8,525
Telefonaktiebolaget LM Ericsson Class B	52,561	391,204
Telia Co. AB	42,788	163,596
Tethys Oil AB	486	3,012
Thule Group AB (b)(c)	1,813	44,461
Tobii AB (a)	1,718	2,961
Tobii Dynavox AB (a)(c)	1,722	4,033
Trelleborg AB Class B	4,137	83,205
Troax Group AB	678	11,711
Truecaller AB Class B (a)(c)	4,275	20,467
VBG Group AB Class B	312	3,562
Viaplay Group AB Class B (a)	1,212	24,826
Vitec Software Group AB Class B	552	23,885
Vitrolife AB	1,288	29,562
VNV Global AB (a)	1,494	3,508
Volati AB	410	5,081
Volvo AB Class A	3,267	52,477
Volvo AB Class B	27,177	420,038
Volvo Car AB Class B (a)(c)	9,277	61,524
Wallenstam AB Class B	7,897	34,486
Wihlborgs Fastigheter AB	4,847	33,843
XANO Industri AB Class B	337	4,190
Xbrane Biopharma AB (a)(c)	283	1,687
Xvivo Perfusion AB (a)	368	7,703
		10,187,466
SWITZERLAND — 9.2%
ABB, Ltd.	26,386	701,716
Adecco Group AG (a)	2,911	98,640
Alcon, Inc.	8,551	595,582
Allreal Holding AG	262	43,185
ALSO Holding AG	110	21,624
Arbonia AG	897	11,956
Aryzta AG (a)	16,841	18,664
Ascom Holding AG	586	4,113
Bachem Holding AG Class B	1,120	77,623
Baloise Holding AG	782	127,345
Banque Cantonale Vaudoise	475	37,162
Barry Callebaut AG	61	135,718
Basellandschaftliche Kantonalbank	9	8,442
Basilea Pharmaceutica AG (a)	229	9,233
Belimo Holding AG	168	58,963
Bell Food Group AG	37	9,759
Berner Kantonalbank AG	79	17,824
Security Description	Shares	Value
BKW AG	348	$36,241
Bobst Group SA	126	8,081
Bossard Holding AG Class A	104	20,075
Bucher Industries AG	117	40,575
Burckhardt Compression Holding AG	54	22,590
Bystronic AG	26	18,848
Cembra Money Bank AG	528	37,614
Chocoladefabriken Lindt & Spruengli AG (e)	19	192,709
Chocoladefabriken Lindt & Spruengli AG (e)	2	209,119
Cie Financiere Richemont SA Class A	8,935	948,705
Clariant AG	3,884	73,757
Comet Holding AG	130	20,423
Credit Suisse Group AG (a)	43,048	243,715
Daetwyler Holding AG Bearer Shares	126	25,954
DKSH Holding AG	626	51,526
dormakaba Holding AG	54	23,493
Dottikon Es Holding AG (a)	47	10,064
Dufry AG (a)	1,203	38,779
EFG International AG	1,313	9,628
Emmi AG	37	35,943
EMS-Chemie Holding AG	116	86,090
Fenix Outdoor International AG	85	7,324
Flughafen Zurich AG (a)	333	50,193
Forbo Holding AG	18	23,916
Fundamenta Real Estate AG	487	8,775
Galenica AG (b)	878	67,225
Geberit AG	614	294,253
Georg Fischer AG	1,401	68,722
Givaudan SA	136	476,891
Gurit Holding AG Class BR	49	5,190
Helvetia Holding AG	595	69,422
Holcim AG (a)	9,653	411,892
Huber + Suhner AG	267	21,252
Idorsia, Ltd. (a)(c)	1,852	26,406
Inficon Holding AG	30	23,565
Interroll Holding AG	12	26,824
Intershop Holding AG	23	14,823
IWG PLC (a)	13,333	30,296
Julius Baer Group, Ltd. (a)	3,780	173,888
Jungfraubahn Holding AG (a)	81	10,830
Kardex Holding AG	104	17,229
Komax Holding AG	62	15,154
Kongsberg Automotive ASA (a)(c)	8,479	2,046
Kuehne + Nagel International AG	972	229,458
Landis+Gyr Group AG	388	20,285
LEM Holding SA	9	17,147
Leonteq AG	162	8,969
Logitech International SA	2,993	155,911
Lonza Group AG	1,274	677,355
Luzerner Kantonalbank AG	54	23,408
Medacta Group SA (b)	98	9,326

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Mediclinic International PLC (a)	5,538	$30,790
Medmix AG (b)	414	9,142
Meyer Burger Technology AG (a)	40,152	16,969
Mobilezone Holding AG	732	12,738
Mobimo Holding AG	127	30,777
Molecular Partners AG (a)	436	3,001
Novartis AG	41,242	3,482,964
OC Oerlikon Corp. AG	3,501	24,301
Orior AG	105	8,752
Partners Group Holding AG	388	348,627
Peach Property Group AG	162	5,982
PSP Swiss Property AG	789	87,525
Rieter Holding AG	54	6,182
Romande Energie Holding SA	8	9,777
Schindler Holding AG (e)	695	126,390
Schindler Holding AG (e)	360	64,528
Schweiter Technologies AG Bearer Shares	18	17,035
Schweizerische Nationalbank	1	6,790
Sensirion Holding AG (a)(b)	173	17,492
SFS Group AG	297	29,937
SGS SA	103	235,081
Siegfried Holding AG	71	45,239
SIG Group AG	5,926	130,114
Sika AG	2,631	604,606
SKAN Group AG	161	8,711
Sonova Holding AG	903	286,742
St Galler Kantonalbank AG	48	22,011
Stadler Rail AG	1,004	32,574
Straumann Holding AG	2,018	241,671
Sulzer AG	301	18,645
SunMirror AG (a)	12	263
Swatch Group AG Bearer Shares (e)	502	118,769
Swatch Group AG (e)	928	41,139
Swiss Life Holding AG	539	261,801
Swiss Prime Site AG (a)	1,310	114,600
Swisscom AG	434	239,089
Swissquote Group Holding SA	208	21,042
Tecan Group AG	220	63,701
Temenos AG	1,162	99,068
u-blox Holding AG (a)	118	11,919
UBS Group AG	56,584	909,623
Valiant Holding AG	278	24,363
Valora Holding AG	69	11,907
VAT Group AG (a)(b)	466	110,787
Vetropack Holding AG	246	10,150
Vifor Pharma AG	66	11,785
Vifor Pharma AG (a)	69	11,928
Vontobel Holding AG	493	34,554
VZ Holding AG	277	20,022
Walliser Kantonalbank	78	9,003
Wizz Air Holdings PLC (a)(b)	888	18,916
Ypsomed Holding AG	62	8,393
Zehnder Group AG	162	9,561
Zug Estates Holding AG Class B	5	10,393
Security Description	Shares	Value
Zuger Kantonalbank AG	3	$22,437
Zur Rose Group AG (a)(c)	190	14,220
Zurich Insurance Group AG	2,575	1,116,770
		16,410,749
TANZANIA, UNITED REPUBLIC OF — 0.0% (d)
Helios Towers PLC (a)(c)	16,160	23,727
UKRAINE — 0.0% (d)
Ferrexpo PLC	5,149	8,148
Kernel Holding SA	890	3,781
		11,929
UNITED ARAB EMIRATES — 0.0% (d)
Borr Drilling, Ltd. (a)	2,133	9,501
Network International Holdings PLC (a)(b)	8,255	18,928
Shelf Drilling, Ltd. (a)(b)	1,088	1,374
		29,803
UNITED KINGDOM — 20.4%
3i Group PLC	16,638	223,984
4imprint Group PLC	494	13,919
888 Holdings PLC	4,862	9,896
A.G. Barr PLC	1,696	10,649
Abrdn PLC	37,172	72,162
Admiral Group PLC	4,715	128,494
AJ Bell PLC	5,418	17,674
Allfunds Group PLC	6,529	50,237
Alphawave IP Group PLC Class WI (a)(c)	5,217	8,515
AO World PLC (a)(c)	6,046	5,066
Argo Blockchain PLC (a)	6,561	2,669
Ascential PLC (a)	7,914	24,951
Ashmore Group PLC	8,766	23,613
Ashtead Group PLC	7,720	322,425
ASOS PLC (a)	1,244	12,668
Associated British Foods PLC	6,240	119,583
Assura PLC REIT	51,858	41,188
Aston Martin Lagonda Global Holdings PLC (a)(b)(c)	1,164	6,248
AstraZeneca PLC	26,585	3,486,905
Auction Technology Group PLC (a)	1,652	18,518
Auto Trader Group PLC (b)	16,298	109,852
AVEVA Group PLC	2,144	58,611
Aviva PLC (a)	47,911	233,498
Avon Protection PLC	494	5,900
B&M European Value Retail SA	16,119	71,784
Babcock International Group PLC (a)	4,439	16,647
BAE Systems PLC	54,003	544,478
Balfour Beatty PLC	10,858	33,520
Baltic Classifieds Group PLC (a)	4,712	7,462
Barclays PLC	269,160	500,521
Barratt Developments PLC	17,448	96,922
Beazley PLC	10,426	63,183
Bellway PLC	2,084	54,313

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Berkeley Group Holdings PLC (a)	1,935	$87,512
Biffa PLC (b)	5,557	25,294
Big Yellow Group PLC REIT	3,182	50,701
Bodycote PLC	3,364	21,510
BP PLC	331,211	1,561,895
Brewin Dolphin Holdings PLC	5,332	33,154
Bridgepoint Group PLC (b)(c)	10,699	31,392
British American Tobacco PLC	35,626	1,522,747
British Land Co. PLC REIT	14,856	80,665
Britvic PLC	4,663	45,927
BT Group PLC (c)	119,461	270,283
Bunzl PLC	5,822	192,248
Burberry Group PLC	6,918	137,870
Bytes Technology Group PLC	4,051	20,584
Capita PLC (a)	29,371	9,103
Capital & Counties Properties PLC REIT	13,131	22,374
Capricorn Energy PLC (a)	5,326	14,101
Cazoo Group, Ltd. (a)(e)	2,723	1,961
Centrica PLC (a)	102,464	99,550
Chemring Group PLC	4,951	18,940
Clarkson PLC	498	18,204
Close Brothers Group PLC	2,673	33,274
CLS Holdings PLC	2,983	7,336
CNH Industrial NV	17,054	196,477
Coats Group PLC	25,382	19,204
Compass Group PLC	30,554	623,386
Computacenter PLC	1,395	39,847
Concentric AB	691	11,895
ConvaTec Group PLC (b)	27,866	75,941
Countryside Partnerships PLC (a)(b)	7,081	21,327
Cranswick PLC	913	33,996
Crest Nicholson Holdings PLC	4,511	13,334
Croda International PLC	2,436	191,468
Currys PLC	20,609	17,044
Darktrace PLC (a)(c)	6,220	22,254
DCC PLC	1,748	108,223
Dechra Pharmaceuticals PLC	1,869	78,490
Deliveroo PLC (a)(b)	20,429	22,423
Derwent London PLC REIT	1,755	55,671
DFS Furniture PLC	4,271	8,092
Diageo PLC	39,171	1,679,502
Diploma PLC	2,121	57,390
Direct Line Insurance Group PLC	22,265	68,059
DiscoverIE Group PLC	1,495	11,257
Domino's Pizza Group PLC	7,149	24,240
Dr. Martens PLC	11,319	32,634
Drax Group PLC	7,209	56,294
DS Smith PLC	23,621	79,548
Dunelm Group PLC	2,213	22,052
easyJet PLC (a)	6,397	28,481
Elementis PLC (a)	10,203	12,249
Security Description	Shares	Value
Empiric Student Property PLC REIT	10,600	$11,071
EnQuest PLC (a)	5,134	1,498
Entain PLC (a)	10,129	153,149
Essentra PLC	5,085	15,346
Euromoney Institutional Investor PLC	1,919	31,322
Experian PLC	15,755	460,356
FDM Group Holdings PLC	1,630	16,806
Firstgroup PLC (a)	13,417	20,775
Forterra PLC (b)	3,529	11,464
Frasers Group PLC (a)	2,549	20,601
Future PLC	1,964	41,097
Games Workshop Group PLC	572	46,404
Genuit Group PLC	4,428	20,569
Genus PLC	1,145	34,875
Grafton Group PLC CDI	3,798	35,830
Grainger PLC	11,723	40,034
Great Portland Estates PLC REIT	3,567	24,822
Greggs PLC	1,776	38,996
Gym Group PLC (a)(b)	2,899	6,696
Halfords Group PLC	3,280	5,692
Halma PLC	6,486	158,247
Hammerson PLC REIT	56,898	13,108
Harbour Energy PLC	9,945	43,939
Hargreaves Lansdown PLC (c)	6,073	58,103
Hays PLC	29,097	39,436
Headlam Group PLC	1,386	4,999
Helical PLC	1,815	8,255
Henry Boot PLC	1,925	6,780
Hill & Smith Holdings PLC	1,394	19,604
Hilton Food Group PLC	1,585	19,672
Hiscox, Ltd.	6,096	69,769
HomeServe PLC	5,309	75,565
Howden Joinery Group PLC	9,904	72,480
HSBC Holdings PLC	350,544	2,280,146
Ibstock PLC (b)	7,201	14,473
IG Group Holdings PLC	7,439	62,382
IMI PLC	4,518	64,361
Imperial Brands PLC	16,256	362,465
Inchcape PLC	6,413	54,167
Indivior PLC (a)	11,927	44,787
Informa PLC (a)	25,046	160,846
IntegraFin Holdings PLC	4,941	13,489
InterContinental Hotels Group PLC	3,208	169,474
Intermediate Capital Group PLC	5,018	79,772
International Consolidated Airlines Group SA (a)(c)	42,819	55,964
Intertek Group PLC	2,791	142,564
Investec PLC	10,354	55,931
IP Group PLC	17,646	15,001
ITV PLC	62,373	49,434
J D Wetherspoon PLC (a)	1,802	13,656
J Sainsbury PLC	30,428	75,385

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
JD Sports Fashion PLC	42,238	$59,195
John Wood Group PLC (a)	11,970	22,678
Johnson Matthey PLC	3,130	73,193
Jupiter Fund Management PLC	8,044	14,468
Just Eat Takeaway.com NV (a)(b)	2,619	41,251
Just Eat Takeaway.com NV (a)(b)	609	9,547
Just Group PLC	18,193	15,764
Kainos Group PLC	1,562	21,037
Keller Group PLC	1,206	10,604
Kier Group PLC (a)	7,307	6,025
Kingfisher PLC	34,407	102,082
Lancashire Holdings, Ltd.	4,166	20,399
Land Securities Group PLC REIT	11,656	93,993
Legal & General Group PLC	102,110	296,998
Linde PLC (a)	8,581	2,457,607
Liontrust Asset Management PLC	1,085	12,030
Lloyds Banking Group PLC	1,184,862	608,822
London Stock Exchange Group PLC	5,998	555,936
LondonMetric Property PLC REIT	15,582	43,221
LXI REIT PLC (c)	16,242	28,089
M&G PLC	43,916	103,788
Man Group PLC	22,574	68,483
Marks & Spencer Group PLC (a)	33,059	54,401
Marshalls PLC	4,535	24,674
Marston's PLC (a)	10,798	6,753
Meggitt PLC (a)	13,445	128,830
Melrose Industries PLC	70,294	127,797
Micro Focus International PLC	5,975	20,303
Mitchells & Butlers PLC (a)	4,675	10,458
Mitie Group PLC	23,764	16,162
MJ Gleeson PLC	954	5,955
Molten Ventures PLC (a)	2,327	11,813
Moneysupermarket.com Group PLC	9,437	19,953
Moonpig Group PLC (a)	4,911	13,455
Morgan Advanced Materials PLC	5,013	16,742
Morgan Sindall Group PLC	768	16,994
National Express Group PLC (a)	9,452	22,315
National Grid PLC	62,408	797,325
Natwest Group PLC	93,842	248,789
NCC Group PLC	5,140	11,686
Next PLC	2,230	158,702
Ninety One PLC	7,085	17,011
Ocado Group PLC (a)	10,829	102,738
On the Beach Group PLC (a)(b)	2,622	4,534
OSB Group PLC	7,672	44,741
Oxford Biomedica PLC (a)	1,242	6,848
Oxford Instruments PLC	950	22,798
Oxford Nanopore Technologies PLC (a)	10,764	36,145
Pagegroup PLC	5,772	28,011
Security Description	Shares	Value
Paragon Banking Group PLC	4,185	$24,874
Pearson PLC	12,713	115,764
Pennon Group PLC	4,505	52,112
Pepco Group NV (a)(b)	2,196	17,018
Persimmon PLC	5,526	125,027
Pets at Home Group PLC	8,794	32,809
Phoenix Group Holdings PLC	14,783	105,996
Picton Property Income, Ltd. REIT	8,944	9,624
Playtech PLC (a)	4,973	32,704
Premier Foods PLC	11,467	15,709
Primary Health Properties PLC REIT (c)	22,793	37,729
Provident Financial PLC	4,463	10,818
PZ Cussons PLC	5,685	13,587
QinetiQ Group PLC	10,051	44,871
Quilter PLC (b)	21,232	26,430
Rathbones Group PLC	1,119	26,391
Reach PLC	5,388	6,563
Reckitt Benckiser Group PLC	12,606	944,587
Redde Northgate PLC	3,953	16,178
Redrow PLC	5,064	30,123
RELX PLC	33,648	909,628
Renewi PLC (a)	1,299	11,406
Renishaw PLC	601	26,042
Rentokil Initial PLC	32,138	185,236
Restaurant Group PLC (a)	12,984	7,023
Rightmove PLC	14,729	101,673
Rolls-Royce Holdings PLC (a)	142,941	143,997
Rotork PLC	14,478	42,304
Royal Mail PLC	12,823	42,000
RS GROUP PLC	8,082	85,294
S4 Capital PLC (a)	7,892	21,967
Sabre Insurance Group PLC (b)	4,397	10,974
Safestore Holdings PLC REIT	3,705	47,740
Sage Group PLC	17,383	134,011
Savills PLC	2,518	30,947
Schroders PLC (e)	2,232	72,429
Schroders PLC (e)	614	16,666
Segro PLC REIT	19,528	231,656
Senior PLC (a)	6,922	9,735
Serco Group PLC	21,503	45,491
Severn Trent PLC	4,383	144,731
Shaftesbury PLC REIT (c)	3,172	20,109
Smith & Nephew PLC	15,133	210,891
Smiths Group PLC	6,402	108,810
Softcat PLC	2,259	36,131
Spectris PLC	1,929	63,510
Spirax-Sarco Engineering PLC	1,271	152,473
Spire Healthcare Group PLC (a)(b)	4,631	13,217
Spirent Communications PLC	10,749	32,453
SSE PLC	18,358	360,285
SSP Group PLC (a)	13,937	39,420
St James's Place PLC	9,357	125,284
Standard Chartered PLC	42,035	315,792

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
SThree PLC	2,210	$9,568
Subsea 7 SA	4,036	32,166
Synthomer PLC	6,130	16,750
Tate & Lyle PLC	7,051	64,172
Taylor Wimpey PLC	61,210	86,713
Telecom Plus PLC	1,177	27,959
Tesco PLC	129,352	401,369
THG PLC (a)	13,031	13,047
TORM PLC Class A (a)(c)	1,316	17,779
TP ICAP Group PLC	13,866	18,911
Trainline PLC (a)(b)	8,301	29,034
Travis Perkins PLC	3,656	42,962
Treatt PLC	991	9,135
Tritax Big Box REIT PLC	32,147	70,859
Trustpilot Group PLC (a)(b)	3,730	4,593
TT Electronics PLC	2,856	6,084
Tyman PLC	3,261	9,445
UK Commercial Property REIT, Ltd.	12,936	11,783
Ultra Electronics Holdings PLC	1,219	51,252
Unilever PLC	45,121	2,039,004
UNITE Group PLC REIT	5,398	69,752
United Utilities Group PLC	11,796	146,122
Vesuvius PLC	4,796	17,706
Victrex PLC	1,522	32,883
VIDENDUM PLC	877	13,974
Virgin Money UK PLC	21,890	34,759
Vistry Group PLC	3,733	37,900
Vodafone Group PLC	493,193	758,640
Volution Group PLC	3,335	13,629
Watches of Switzerland Group PLC (a)(b)	4,122	38,496
Weir Group PLC	4,486	74,257
WH Smith PLC (a)	2,194	37,463
Whitbread PLC	3,481	104,757
Wickes Group PLC	4,272	8,560
Wincanton PLC	2,031	8,559
Wise PLC Class A (a)	8,753	31,614
Workspace Group PLC REIT	2,179	14,713
WPP PLC	18,665	186,918
		36,377,784
UNITED STATES — 8.2%
Avast PLC (b)	13,177	82,735
Carnival PLC (a)	2,476	18,631
Cineworld Group PLC (a)(c)	17,363	4,428
Diversified Energy Co. PLC	15,358	20,778
Ferguson PLC	3,668	409,289
GSK PLC	87,249	1,870,822
HUUUGE, Inc. (a)(b)	712	2,843
Nestle SA	48,292	5,621,414
PolyPeptide Group AG (b)	270	18,388
Profoto Holding AB	280	3,000
PureTech Health PLC (a)	4,651	9,681
QIAGEN NV (a)	3,944	184,309
REC Silicon ASA (a)(c)	5,093	7,879
Rhi Magnesita NV	467	11,292
Security Description	Shares	Value
Roche Holding AG Bearer Shares (e)	454	$174,705
Roche Holding AG (e)	12,054	4,010,865
Schneider Electric SE	9,745	1,150,215
Signify NV (b)	2,216	73,278
Sinch AB (a)(b)(c)	10,702	34,772
Stellantis NV (e)	14,906	183,604
Stellantis NV (e)	24,337	300,025
Swiss Re AG	4,944	382,052
Tenaris SA	8,089	103,763
		14,678,768
TOTAL COMMON STOCKS (Cost $241,832,638)		176,996,689

RIGHTS — 0.0% (d)
ITALY — 0.0% (d)
Saipem SpA (expiring 07/11/22) (a)(c)	212	279
PORTUGAL — 0.0% (d)
Greenvolt-Energias Renovaveis SA (expiring 07/04/22) (a)	915	243
SPAIN — 0.0% (d)
Fomento de Construcciones y Contratas SA (expiring 07/04/22) (a)	950	341
TOTAL RIGHTS (Cost $40,148)		863
WARRANTS — 0.0% (d)
ITALY — 0.0% (d)
Webuild SpA (expiring 08/02/30) (c)(f) (Cost: $0)	775	—
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (g)(h)	157,266	157,250
State Street Navigator Securities Lending Portfolio II (i)(j)	1,795,030	1,795,030
TOTAL SHORT-TERM INVESTMENTS (Cost $1,952,281)		1,952,280
TOTAL INVESTMENTS — 100.4% (Cost $243,825,067)		178,949,832
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(750,414)
NET ASSETS — 100.0%		$178,199,418

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.1% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2022.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$176,840,427	$156,262	$0(a)	$176,996,689
Rights	620	243	0(a)	863
Warrants	—	—	—	0
Short-Term Investments	1,952,280	—	—	1,952,280
TOTAL INVESTMENTS	$178,793,327	$156,505	$0	$178,949,832
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2022.
Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	15.7%
Health Care	15.1
Industrials	14.9
Consumer Staples	12.2
Consumer Discretionary	9.8
Materials	8.4
Information Technology	7.2
Energy	5.8
Communication Services	4.1
Utilities	4.1
Real Estate	2.0
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	53,957	$53,968	$8,467,174	$8,363,774	$(117)	$(1)	157,266	$157,250	$745
State Street Navigator Securities Lending Portfolio II	2,762,951	2,762,951	19,937,972	20,905,893	—	—	1,795,030	1,795,030	37,366
Total		$2,816,919	$28,405,146	$29,269,667	$(117)	$(1)		$1,952,280	$38,111
See accompanying notes to Schedule of Investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BELGIUM — 1.8%
Anheuser-Busch InBev SA/NV	507,610	$27,255,767
CHINA — 2.1%
Prosus NV (a)	509,087	33,253,415
FINLAND — 0.7%
Kone Oyj Class B	229,096	10,864,100
FRANCE — 37.0%
Air Liquide SA	297,658	39,869,217
Airbus SE	332,538	32,140,410
AXA SA	1,123,976	25,451,812
BNP Paribas SA	647,604	30,713,808
Danone SA	363,860	20,259,965
EssilorLuxottica SA	170,980	25,543,521
Hermes International	20,081	22,400,256
Kering SA	41,334	21,178,508
L'Oreal SA	138,269	47,601,405
LVMH Moet Hennessy Louis Vuitton SE	149,775	91,083,899
Pernod Ricard SA	116,764	21,399,031
Safran SA	215,848	21,259,266
Sanofi	652,933	65,762,525
TotalEnergies SE	1,485,563	78,228,724
Vinci SA	319,934	28,416,993
		571,309,340
GERMANY — 25.8%
adidas AG	101,512	17,909,775
Allianz SE	232,486	44,264,714
BASF SE	522,746	22,693,610
Bayer AG	559,185	33,158,506
Bayerische Motoren Werke AG	182,609	14,024,143
Deutsche Boerse AG	108,284	18,067,597
Deutsche Post AG	560,665	20,948,900
Deutsche Telekom AG	1,973,694	39,093,142
Infineon Technologies AG	743,194	17,940,285
Mercedes-Benz Group AG	447,483	25,833,078
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	79,736	18,689,310
SAP SE	620,621	56,402,632
Siemens AG	427,256	43,367,650
Volkswagen AG Preference Shares	104,323	13,896,995
Vonovia SE	408,768	12,563,986
		398,854,323
IRELAND — 1.6%
CRH PLC	441,152	15,219,676
Flutter Entertainment PLC (a)(b)	100,162	10,102,841
		25,322,517
Security Description	Shares	Value
ITALY — 3.9%
Enel SpA	4,421,302	$24,128,143
Eni SpA	1,429,564	16,930,121
Intesa Sanpaolo SpA	10,381,182	19,318,350
		60,376,614
NETHERLANDS — 11.8%
Adyen NV (a)(c)	16,257	23,590,280
ASML Holding NV	231,381	110,268,857
ING Groep NV	2,223,520	21,923,102
Koninklijke Ahold Delhaize NV	595,925	15,488,022
Koninklijke Philips NV	503,716	10,824,465
		182,094,726
SPAIN — 6.0%
Banco Bilbao Vizcaya Argentaria SA	3,531,201	15,986,879
Banco Santander SA	9,721,520	27,319,117
Iberdrola SA	3,345,709	34,613,943
Industria de Diseno Textil SA	633,349	14,295,487
		92,215,426
UNITED KINGDOM — 5.3%
Linde PLC (a)	284,656	81,525,762
UNITED STATES — 3.5%
Schneider Electric SE	324,043	38,247,214
Stellantis NV	1,291,036	15,915,821
		54,163,035
TOTAL COMMON STOCKS (Cost $1,941,053,342)		1,537,235,025

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d)(e)	712,309	712,238
State Street Navigator Securities Lending Portfolio II (f)(g)	149,660	149,660
TOTAL SHORT-TERM INVESTMENTS (Cost $861,969)		861,898
TOTAL INVESTMENTS — 99.6% (Cost $1,941,915,311)		1,538,096,923
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		6,906,144
NET ASSETS — 100.0%		$1,545,003,067

See accompanying notes to Schedule of Investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,537,235,025	$—	$—	$1,537,235,025
Short-Term Investments	861,898	—	—	861,898
TOTAL INVESTMENTS	$1,538,096,923	$—	$—	$1,538,096,923
Sector Breakdown as of June 30, 2022

% of Net Assets
Consumer Discretionary	19.8%
Financials	14.4
Information Technology	13.5
Industrials	12.6
Materials	10.3
Consumer Staples	8.5
Health Care	7.1
Energy	6.2
Utilities	3.8
Communication Services	2.5
Real Estate	0.8
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	152,090	$152,121	$73,499,602	$72,939,410	$(4)	$(71)	712,309	$712,238	$3,708
State Street Navigator Securities Lending Portfolio II	—	—	179,460,863	179,311,203	—	—	149,660	149,660	54,057
Total		$152,121	$252,960,465	$252,250,613	$(4)	$(71)		$861,898	$57,765
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
CHINA — 47.5%
111, Inc. (a)(b)	12,734	$26,232
17 Education & Technology Group, Inc. (a)(b)	19,849	39,103
360 DigiTech, Inc. ADR	3,840	66,432
360 Security Technology, Inc. Class A	14,400	18,300
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	22,100	69,983
3SBio, Inc. (c)	32,000	25,447
5I5J Holding Group Co., Ltd. Class A	77,200	33,164
9F, Inc. ADR (a)	44,203	38,899
AAC Technologies Holdings, Inc. (b)	59,500	136,941
Addsino Co., Ltd. Class A	25,300	45,059
Advanced Technology & Materials Co., Ltd. Class A	42,700	56,813
AECC Aero-Engine Control Co., Ltd. Class A	30,200	126,580
AECC Aviation Power Co., Ltd. Class A	13,400	90,963
Aerospace Hi-Tech Holdings Grp, Ltd. Class A	35,467	48,089
Agile Group Holdings, Ltd. (b)	281,598	112,683
Agora, Inc. ADR (a)	1,702	11,182
Agricultural Bank of China, Ltd. Class H	2,236,703	843,722
Air China, Ltd. Class H (a)(b)	313,414	272,397
Airtac International Group	12,088	402,886
AK Medical Holdings, Ltd. (c)	10,000	7,493
Akeso, Inc. (a)(c)	53,000	155,685
Alibaba Group Holding, Ltd. ADR (a)	141,836	16,123,916
A-Living Smart City Services Co., Ltd. (c)	21,500	34,578
All Winner Technology Co., Ltd. Class A	15,940	71,542
Alpha Group Class A (a)	32,900	23,016
Alphamab Oncology (a)(b)(c)	58,000	59,796
Aluminum Corp. of China, Ltd. Class H	594,304	224,939
Angang Steel Co., Ltd. Class H	301,616	112,621
Anhui Conch Cement Co., Ltd. Class H	147,360	638,495
Anhui Expressway Co., Ltd. Class H	32,000	25,855
Anhui Guangxin Agrochemical Co., Ltd. Class A	35,000	146,960
Anhui Gujing Distillery Co., Ltd. Class B	12,700	198,100
Anhui Honglu Steel Construction Group Co., Ltd. Class A	7,860	39,158
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	84,280	70,525
Security Description	Shares	Value
Anhui Jinhe Industrial Co., Ltd. Class A	14,300	$92,423
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	33,600	57,535
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A	46,500	64,712
ANTA Sports Products, Ltd.	95,525	1,173,527
Aotecar New Energy Technology Co., Ltd. Class A (a)	222,000	100,996
Apeloa Pharmaceutical Co., Ltd. Class A	27,100	83,432
Ascentage Pharma Group International (a)(b)(c)	8,500	23,073
Autohome, Inc. ADR	4,663	183,396
Avary Holding Shenzhen Co., Ltd. Class A	9,400	42,358
AVIC Electromechanical Systems Co., Ltd. Class A	41,000	75,527
AviChina Industry & Technology Co., Ltd. Class H	377,000	215,718
AVICOPTER PLC Class A	7,800	52,588
Bafang Electric Suzhou Co., Ltd. Class A	1,800	52,218
BAIC Motor Corp., Ltd. Class H (c)	167,000	55,546
Baidu, Inc. ADR (a)	25,129	3,737,436
Bank of China, Ltd. Class H	5,625,466	2,243,892
Bank of Communications Co., Ltd. Class H	2,147,975	1,483,637
Bank of Jiangsu Co., Ltd. Class A	113,150	120,168
Bank of Nanjing Co., Ltd. Class A	76,700	119,211
Bank of Ningbo Co., Ltd. Class A	45,860	244,958
Bank of Shanghai Co., Ltd. Class A	59,000	57,643
Baoshan Iron & Steel Co., Ltd. Class A	110,700	99,402
Baozun, Inc. ADR (a)(b)	2,185	23,904
BBMG Corp. Class H	190,000	27,603
Beibuwan Port Co., Ltd. Class A	37,400	43,290
BeiGene, Ltd. ADR (a)	3,372	545,758
Beijing BDStar Navigation Co., Ltd. Class A	12,700	59,785
Beijing Capital International Airport Co., Ltd. Class H (a)	92,000	62,725
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H	3,250	5,575
Beijing Easpring Material Technology Co., Ltd. Class A	3,300	44,468
Beijing Enterprises Clean Energy Group, Ltd. (a)	510,400	5,008
Beijing Enterprises Holdings, Ltd.	67,000	238,220
Beijing Enterprises Water Group, Ltd.	392,000	118,395

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Beijing Jetsen Technology Co., Ltd. Class A (a)	210,000	$172,280
Beijing Shiji Information Technology Co., Ltd. Class A	19,492	46,141
Beijing SL Pharmaceutical Co., Ltd. Class A	24,700	35,774
Beijing Tiantan Biological Products Corp., Ltd. Class A	23,756	86,035
Berry Genomics Co., Ltd. Class A (a)	14,200	30,373
BEST, Inc. (a)(b)	15,057	17,767
Better Life Commercial Chain Share Co., Ltd. Class A	45,600	47,136
BGI Genomics Co., Ltd. Class A	400	4,278
Biem.L.Fdlkk Garment Co., Ltd. Class A	18,460	69,388
Bilibili, Inc. ADR (a)(b)	16,767	429,235
Bit Digital, Inc. (a)(b)	8,172	10,705
BIT Mining, Ltd. ADR (a)	9,814	6,086
Blue Sail Medical Co., Ltd. Class A	22,900	32,621
BOE Technology Group Co., Ltd. Class A	124,100	72,932
BOE Technology Group Co., Ltd. Class B	138,500	70,248
Bosideng International Holdings, Ltd.	166,000	103,023
B-Soft Co., Ltd. Class A	143,910	154,553
BTG Hotels Group Co., Ltd. Class A	18,100	66,955
BYD Co., Ltd. Class H	79,827	3,194,321
BYD Electronic International Co., Ltd. (b)	68,500	216,055
Canaan, Inc. (a)(b)	13,482	43,412
Cango, Inc. ADR (b)	546	1,229
CanSino Biologics, Inc. Class H (b)(c)	4,000	40,959
CECEP Solar Energy Co., Ltd. Class A	92,700	115,457
CETC Digital Technology Co., Ltd. Class A	18,200	50,657
CETC Potevio Science&Technology Co., Ltd. Class A	25,896	87,875
CGN New Energy Holdings Co., Ltd. (b)	122,000	57,526
CGN Nuclear Technology Development Co., Ltd. Class A	42,100	56,831
CGN Power Co., Ltd. Class H (c)	1,054,000	255,207
Chacha Food Co., Ltd. Class A	12,000	101,900
Changchun Faway Automobile Components Co., Ltd. Class A	34,490	47,741
Changchun High & New Technology Industry Group, Inc. Class A	600	20,890
Changjiang Securities Co., Ltd. Class A	45,700	40,423
Security Description	Shares	Value
ChemPartner PharmaTech Co., Ltd. Class A (a)	2,000	$3,365
Chengdu Hongqi Chain Co., Ltd. Class A	69,997	52,726
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	10,300	22,953
Chengtun Mining Group Co., Ltd. Class A	56,200	65,051
Chengxin Lithium Group Co., Ltd. Class A	8,400	75,628
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	80,600	191,756
China Aerospace International Holdings, Ltd.	198,000	11,733
China Animal Healthcare, Ltd. (d)	305,700	—
China Aoyuan Group, Ltd. (b)(d)	145,000	16,353
China Baoan Group Co., Ltd. Class A	65,300	131,395
China Cinda Asset Management Co., Ltd. Class H	929,600	145,714
China CITIC Bank Corp., Ltd. Class H	921,341	412,123
China Coal Energy Co., Ltd. Class H	101,000	85,594
China Common Rich Renewable Energy Investment, Ltd. (b)(d)	5,962,000	—
China Communications Services Corp., Ltd. Class H	112,000	49,242
China Conch Environment Protection Holdings, Ltd. (a)	128,083	89,122
China Conch Venture Holdings, Ltd.	122,083	266,042
China Construction Bank Corp. Class H	7,542,647	5,065,631
China Dongxiang Group Co., Ltd.	389,000	22,060
China Eastern Airlines Corp., Ltd. Class H (a)(b)	154,000	59,073
China Education Group Holdings, Ltd.	46,000	45,490
China Everbright Bank Co., Ltd. Class A	225,530	101,257
China Everbright Environment Group, Ltd.	337,000	198,843
China Everbright, Ltd.	102,000	95,930
China Evergrande Group (a)(b)(d)	298,000	46,996
China Fangda Group Co., Ltd. Class B	74,050	20,950
China Feihe, Ltd. (c)	142,000	163,228
China Galaxy Securities Co., Ltd. Class A	27,900	40,242
China Galaxy Securities Co., Ltd. Class H	290,100	167,473
China Gas Holdings, Ltd.	216,600	334,549

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
China Great Wall Securities Co., Ltd. Class A	20,200	$30,612
China Harmony Auto Holding, Ltd.	51,500	23,364
China International Capital Corp., Ltd. Class H (b)(c)	69,200	147,449
China International Marine Containers Group Co., Ltd. Class H	83,200	134,868
China Jinmao Holdings Group, Ltd.	384,000	103,255
China Kings Resources Group Co., Ltd. Class A	18,220	111,181
China Lesso Group Holdings, Ltd.	111,000	167,484
China Life Insurance Co., Ltd. Class H	781,261	1,360,022
China Lilang, Ltd.	65,000	32,306
China Literature, Ltd. (a)(c)	8,600	41,537
China Longyuan Power Group Corp., Ltd. Class H	399,637	772,083
China Medical System Holdings, Ltd.	136,000	212,138
China Meheco Co., Ltd. Class A	33,180	73,346
China Meidong Auto Holdings, Ltd.	14,000	44,068
China Mengniu Dairy Co., Ltd.	291,041	1,452,062
China Merchants Bank Co., Ltd. Class A	132,145	831,795
China Merchants Bank Co., Ltd. Class H	312,946	2,093,764
China Merchants Port Holdings Co., Ltd.	332,552	565,346
China Merchants Securities Co., Ltd. Class A	35,266	75,801
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	34,500	69,111
China Minmetals Rare Earth Co., Ltd. Class A	3,200	14,916
China Minsheng Banking Corp., Ltd. Class H (b)	883,220	315,156
China National Accord Medicines Corp., Ltd. Class B	14,100	30,924
China National Building Material Co., Ltd. Class H (b)	336,000	358,825
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	18,200	95,449
China Oilfield Services, Ltd. Class H	120,557	118,146
China Overseas Land & Investment, Ltd.	381,169	1,204,671
China Overseas Property Holdings, Ltd.	207,361	223,297
China Pacific Insurance Group Co., Ltd. Class A	16,300	57,209
China Pacific Insurance Group Co., Ltd. Class H	238,397	582,705
Security Description	Shares	Value
China Petroleum & Chemical Corp. Class H	2,023,421	$910,249
China Power International Development, Ltd.	223,000	141,525
China Railway Group, Ltd. Class H	514,000	317,690
China Resources Beer Holdings Co., Ltd.	153,590	1,145,033
China Resources Cement Holdings, Ltd.	40,000	26,864
China Resources Gas Group, Ltd.	72,200	336,298
China Resources Land, Ltd.	278,232	1,297,739
China Resources Medical Holdings Co., Ltd.	53,000	34,311
China Resources Power Holdings Co., Ltd.	261,695	540,268
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	10,000	67,122
China Shenhua Energy Co., Ltd. Class H	368,023	1,055,253
China Silver Group, Ltd. (a)	40,000	2,268
China South City Holdings, Ltd.	308,000	25,906
China Southern Airlines Co., Ltd. Class H (a)	204,000	118,028
China State Construction Engineering Corp., Ltd. Class A	157,500	124,981
China Taiping Insurance Holdings Co., Ltd.	101,341	125,014
China Testing & Certification International Group Co., Ltd. Class A	54,342	97,673
China Tourism Group Duty Free Corp., Ltd. Class A	11,400	396,080
China Tower Corp., Ltd. Class H (c)	3,140,000	404,157
China TransInfo Technology Co., Ltd. Class A (a)	26,000	43,125
China Travel International Investment Hong Kong, Ltd. (a)	200,000	41,800
China Vanke Co., Ltd. Class A	52,700	161,145
China Vanke Co., Ltd. Class H	115,900	291,266
China Yangtze Power Co., Ltd. Class A	136,000	469,007
China Yongda Automobiles Services Holdings, Ltd.	81,500	77,066
China Zhenhua Group Science & Technology Co., Ltd. Class A	17,000	344,782
Chinasoft International, Ltd.	160,000	163,732
Chlitina Holding, Ltd.	22,000	143,542
Chongqing Brewery Co., Ltd. Class A	8,400	183,682
Chongqing Changan Automobile Co., Ltd. Class A	29,354	75,835

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Chongqing Changan Automobile Co., Ltd. Class B	150,956	$74,834
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	36,662	63,489
Chongqing Gas Group Corp., Ltd. Class A	41,600	44,801
Chongqing Rural Commercial Bank Co., Ltd. Class H	166,000	59,656
Chongqing Zaisheng Technology Corp., Ltd. Class A	5,740	5,445
Chongqing Zhifei Biological Products Co., Ltd. Class A	9,300	153,992
Chongqing Zongshen Power Machinery Co., Ltd. Class A	50,500	47,681
Chow Tai Seng Jewellery Co., Ltd. Class A	22,332	51,731
CIFI Ever Sunshine Services Group, Ltd. (b)	20,000	25,488
CIFI Holdings Group Co., Ltd.	320,376	160,863
CITIC Resources Holdings, Ltd.	2,000	133
CITIC Securities Co., Ltd. Class A	45,975	148,537
CITIC Securities Co., Ltd. Class H	205,850	460,129
CITIC Telecom International Holdings, Ltd.	165,000	54,671
CITIC, Ltd.	486,000	492,382
CMOC Group, Ltd. Class H (b)	330,000	184,199
CMST Development Co., Ltd. Class A	85,900	72,905
CNFinance Holdings, Ltd. (a)	1	2
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	105,135	111,812
Cogobuy Group (a)(b)(c)	3,000	876
Colour Life Services Group Co., Ltd. (b)(d)	65,000	3,852
Consun Pharmaceutical Group, Ltd.	142,400	75,855
Contemporary Amperex Technology Co., Ltd. Class A (a)	11,212	893,053
COSCO SHIPPING Development Co., Ltd. Class H	1,012,339	202,546
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (b)	201,215	128,212
COSCO SHIPPING Holdings Co., Ltd. Class A	177,000	366,979
COSCO SHIPPING Holdings Co., Ltd. Class H	123,950	173,124
COSCO SHIPPING Ports, Ltd.	41,619	29,383
Country Garden Holdings Co., Ltd. (b)	648,825	401,849
Country Garden Services Holdings Co., Ltd.	70,865	315,630
CQ Pharmaceutical Holding Co., Ltd. Class A	63,300	47,209
CSC Financial Co., Ltd. Class A	14,100	60,802
Security Description	Shares	Value
CSG Holding Co., Ltd. Class B	142,750	$53,120
CSG Smart Science&Technology Co., Ltd. Class A (a)	32,800	39,433
CSPC Pharmaceutical Group, Ltd.	680,320	675,383
CStone Pharmaceuticals (a)(b)(c)	52,000	34,791
CTS International Logistics Corp., Ltd. Class A	53,680	80,309
Daan Gene Co., Ltd. Class A	48,960	125,537
Dada Nexus, Ltd. ADR (a)	940	7,623
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	88,400	57,622
Daqo New Energy Corp. ADR (a)	5,118	365,323
Datang International Power Generation Co., Ltd. Class H (b)	282,000	46,719
Dazhong Transportation Group Co., Ltd. Class B	71,450	19,220
Dazzle Fashion Co., Ltd. Class A	17,184	40,626
Deppon Logistics Co., Ltd. Class A	24,800	49,680
DHC Software Co., Ltd. Class A	72,900	68,722
Digital China Group Co., Ltd. Class A	26,400	59,934
Digital China Information Service Co., Ltd. Class A	30,500	51,317
Do-Fluoride New Materials Co., Ltd. Class A	7,500	54,716
Dongfang Electric Corp., Ltd. Class H	8,000	9,583
Dongfeng Motor Group Co., Ltd. Class H	362,468	275,306
Dongyue Group, Ltd.	99,000	123,893
Double Medical Technology, Inc. Class A	10,000	58,381
East Group Co., Ltd. Class A	26,000	31,491
East Money Information Co., Ltd. Class A	10,284	38,963
Ebang International Holdings, Inc. Class A (a)(b)	21,763	8,727
Ecovacs Robotics Co., Ltd. Class A	12,300	223,628
Eve Energy Co., Ltd. Class A	7,800	113,436
Everbright Securities Co., Ltd. Class A	26,400	62,060
Evergrande Property Services Group, Ltd. (a)(b)(c)(d)	191,000	41,988
Fanhua, Inc. ADR	7,906	40,874
Far East Horizon, Ltd. (b)	233,000	195,380
FAW Jiefang Group Co., Ltd. Class A	34,800	48,482
FIH Mobile, Ltd. (a)	179,000	25,549
First Tractor Co., Ltd. Class H (b)	40,000	19,065
Flat Glass Group Co., Ltd. Class A (a)	25,900	147,190
Flat Glass Group Co., Ltd. Class H (b)	22,000	77,380

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Focus Media Information Technology Co., Ltd. Class A	82,700	$83,018
Foran Energy Group Co., Ltd. Class A	33,170	44,925
Foshan Haitian Flavouring & Food Co., Ltd. Class A	24,268	327,087
Founder Securities Co., Ltd. Class A	45,300	45,339
Foxconn Industrial Internet Co., Ltd. Class A	22,900	33,611
Fufeng Group, Ltd.	89,000	57,050
Fujian Star-net Communication Co., Ltd. Class A	11,700	39,511
Fujian Sunner Development Co., Ltd. Class A	12,700	36,333
Fuyao Glass Industry Group Co., Ltd. Class A	16,400	102,277
Ganfeng Lithium Co., Ltd. Class A	10,700	237,327
Ganfeng Lithium Co., Ltd. Class H (c)	19,200	211,282
Gaotu Techedu, Inc. (a)	41,435	81,213
GCL System Integration Technology Co., Ltd. Class A (a)	65,500	36,344
GCL Technology Holdings, Ltd. (a)(b)	241,000	116,401
GDS Holdings, Ltd. ADR (a)	5,062	169,020
Geely Automobile Holdings, Ltd.	441,709	1,004,223
Genetron Holdings, Ltd. ADR (a)(b)	8,172	13,892
Genimous Technology Co., Ltd. Class A (a)	40,000	33,173
Genscript Biotech Corp. (a)	96,000	348,059
Getein Biotech, Inc. Class A	28,728	61,105
GF Securities Co., Ltd. Class H	89,400	118,259
Giant Network Group Co., Ltd. Class A	20,000	27,296
Gigadevice Semiconductor Beijing, Inc. Class A	5,328	113,018
GoerTek, Inc. Class A	25,100	125,796
Goke Microelectronics Co., Ltd. Class A	8,400	102,441
Golden Solar New Energy Technology Holdings, Ltd. (a)(b)	58,000	80,123
GoldenHome Living Co., Ltd. Class A	16,048	74,110
Goldenmax International Technology, Ltd. Class A	31,500	42,428
GOME Retail Holdings, Ltd. (a)(b)	1,276,322	61,808
Goodbaby International Holdings, Ltd. (a)	188,000	24,198
Gotion High-tech Co., Ltd. Class A	2,100	14,284
Grandblue Environment Co., Ltd. Class A	17,628	53,903
Security Description	Shares	Value
Great Wall Motor Co., Ltd. Class H	286,992	$590,300
Greattown Holdings, Ltd. Class A	43,900	24,032
Gree Real Estate Co., Ltd. Class A (a)	60,100	56,566
Greentown China Holdings, Ltd.	85,500	177,168
Grinm Advanced Materials Co., Ltd. Class A	26,600	76,735
Guangdong Create Century Intelligent Equipment Group Corp Ltd Class A (a)	130,600	224,024
Guangdong Haid Group Co., Ltd. Class A	9,100	81,455
Guangdong Hongda Holdings Group Co., Ltd. Class A	19,500	80,947
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	57,300	36,495
Guangdong Investment, Ltd.	284,000	300,397
Guangdong Kinlong Hardware Products Co., Ltd. Class A	1,400	27,089
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	33,800	110,865
Guangshen Railway Co., Ltd. Class H (a)	40,500	7,587
Guangzhou Automobile Group Co., Ltd. Class H	294,844	285,189
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	52,000	152,416
Guangzhou Great Power Energy & Technology Co., Ltd. Class A	5,900	54,079
Guangzhou Haige Communications Group, Inc. Co. Class A	30,600	41,490
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	8,192	100,870
Guangzhou R&F Properties Co., Ltd. Class H (b)	188,976	49,851
Guangzhou Restaurant Group Co., Ltd. Class A	14,200	53,418
Guangzhou Tinci Materials Technology Co., Ltd. Class A	11,520	106,639
Guizhou Panjiang Refined Coal Co., Ltd. Class A	99,084	129,615
Guocheng Mining Co., Ltd. Class A (a)	38,900	91,039
Guolian Securities Co., Ltd. Class A	1,500	2,745
Guomai Technologies, Inc. Class A	46,600	39,689
Guosen Securities Co., Ltd. Class A	33,900	48,391
Guosheng Financial Holding, Inc. Class A (a)	1,900	2,721
Guotai Junan Securities Co., Ltd. Class A	30,600	69,377

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Haidilao International Holding, Ltd. (a)(b)(c)	60,000	$139,927
Haier Smart Home Co., Ltd. Class A	30,200	123,697
Haier Smart Home Co., Ltd. Class H	166,098	614,907
Hainan Strait Shipping Co., Ltd. Class A	88,375	75,006
Haisco Pharmaceutical Group Co., Ltd. Class A	16,200	38,928
Haitian International Holdings, Ltd.	61,000	155,863
Haitong Securities Co., Ltd. Class A	23,600	34,533
Haitong Securities Co., Ltd. Class H	278,000	204,064
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	42,500	119,433
Hangcha Group Co., Ltd. Class A	37,860	87,136
Hangjin Technology Co., Ltd. Class A	4,600	23,260
Hangzhou Chang Chuan Technology Co., Ltd. Class A	11,900	80,142
Hangzhou Oxygen Plant Group Co., Ltd. Class A	22,300	103,979
Hangzhou Robam Appliances Co., Ltd. Class A	12,900	69,328
Hangzhou Silan Microelectronics Co., Ltd. Class A	17,700	137,287
Hangzhou Tigermed Consulting Co., Ltd. Class A	4,200	71,700
Han's Laser Technology Industry Group Co., Ltd. Class A	9,400	46,452
Hansoh Pharmaceutical Group Co., Ltd. (c)	40,000	80,745
Harbin Boshi Automation Co., Ltd. Class A	33,389	58,917
Health & Happiness H&H International Holdings, Ltd.	20,000	26,354
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	3,200	13,694
Hefei Meiya Optoelectronic Technology, Inc. Class A	13,350	43,171
Hello Group, Inc. ADR (b)	12,632	63,792
Henan Lingrui Pharmaceutical Co. Class A	35,800	66,909
Henan Shuanghui Investment & Development Co., Ltd. Class A	18,200	79,541
Henan Yicheng New Energy Co., Ltd. Class A (a)	26,000	19,468
Henan Yuguang Gold & Lead Co., Ltd. Class A	30,600	24,054
Hengan International Group Co., Ltd.	70,500	331,074
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	42,400	168,355
Security Description	Shares	Value
Hengli Petrochemical Co., Ltd. Class A	26,100	$86,582
Hexing Electrical Co., Ltd. Class A	19,400	44,042
Hisense Home Appliances Group Co., Ltd. Class A	38,000	80,373
Hua Hong Semiconductor, Ltd. (a)(b)(c)	38,000	137,531
Huabao Flavours & Fragrances Co., Ltd. Class A	1,700	7,054
Huadian Power International Corp., Ltd. Class H (b)	168,000	61,231
Huadong Medicine Co., Ltd. Class A	16,100	108,451
Huafon Chemical Co., Ltd. Class A	58,600	73,772
Hualan Biological Engineering, Inc. Class A	18,844	64,086
Huaneng Power International, Inc. Class H	512,472	255,356
Huangshan Tourism Development Co., Ltd. Class B	50,800	40,234
Huatai Securities Co., Ltd. Class A	54,800	116,071
Huatai Securities Co., Ltd. Class H (c)	59,200	87,816
Huayu Automotive Systems Co., Ltd. Class A	16,400	56,263
Huazhu Group, Ltd. ADR	13,686	521,437
Hubei Biocause Pharmaceutical Co., Ltd. Class A	49,600	25,228
Hubei Dinglong Co., Ltd. Class A	6,000	18,946
Huizhou Desay Sv Automotive Co., Ltd. Class A	11,800	260,493
Hunan Aihua Group Co., Ltd. Class A	14,200	59,730
Hundsun Technologies, Inc. Class A	14,476	94,013
Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia Class A	51,800	110,643
HUYA, Inc. ADR (a)	4,621	17,929
Hytera Communications Corp., Ltd. Class A (a)	32,300	23,319
HyUnion Holding Co., Ltd. Class A (a)	19,900	24,281
Iflytek Co., Ltd. Class A	12,800	78,699
IKD Co., Ltd. Class A	27,200	66,456
I-Mab ADR (a)(b)	1,358	15,345
Industrial & Commercial Bank of China, Ltd. Class H	5,351,028	3,177,768
Industrial Bank Co., Ltd. Class A	112,000	332,448
INESA Intelligent Tech, Inc. Class B	444,000	215,784
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	153,700	111,879

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	23,100	$134,206
Inner Mongolia Yitai Coal Co., Ltd. Class B	179,081	293,514
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A	44,300	69,448
InnoCare Pharma, Ltd. (a)(b)(c)	34,000	57,974
Innovent Biologics, Inc. (a)(c)	70,500	313,555
Intco Medical Technology Co., Ltd. Class A	5,980	22,621
iQIYI, Inc. ADR (a)(b)	19,801	83,164
IReader Technology Co., Ltd. Class A	19,000	45,628
JA Solar Technology Co., Ltd. Class A	16,360	192,537
Jason Furniture Hangzhou Co., Ltd. Class A	11,310	95,535
JD Health International, Inc. (a)(b)(c)	37,350	292,966
JD.com, Inc. ADR	78,860	5,064,389
JD.com, Inc. Class A	14,881	479,411
Jiajiayue Group Co., Ltd. Class A (a)	17,900	38,020
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	274,500	169,510
Jiangsu Eastern Shenghong Co., Ltd. Class A	17,600	44,392
Jiangsu Expressway Co., Ltd. Class H	300,299	302,329
Jiangsu Guotai International Group Co., Ltd. Class A	114,600	183,758
Jiangsu Hengli Hydraulic Co., Ltd. Class A	12,382	113,991
Jiangsu Hengrui Medicine Co., Ltd. Class A	40,456	223,817
Jiangsu Hoperun Software Co., Ltd. Class A (a)	17,500	46,855
Jiangsu King's Luck Brewery JSC, Ltd. Class A	10,200	77,593
Jiangsu Leike Defense Technology Co., Ltd. Class A (a)	55,400	45,862
Jiangsu Shagang Co., Ltd. Class A	91,900	65,935
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	8,200	224,013
Jiangsu Yangnong Chemical Co., Ltd. Class A	8,200	163,017
Jiangsu Yoke Technology Co., Ltd. Class A	29,900	247,569
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	16,497	63,141
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	43,500	19,790
Jiangxi Copper Co., Ltd. Class H	223,578	306,008
Security Description	Shares	Value
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	23,300	$78,058
Jiangxi Zhengbang Technology Co., Ltd. Class A (a)	20,800	18,801
Jinke Properties Group Co., Ltd. Class A	77,400	33,019
JinkoSolar Holding Co., Ltd. ADR (a)(b)	3,036	210,030
Jinneng Science&Technology Co., Ltd. Class A	26,400	43,552
JiuGui Liquor Co., Ltd. Class A	400	11,086
Jizhong Energy Resources Co., Ltd. Class A	145,900	162,348
JL Mag Rare-Earth Co., Ltd. Class A	3,200	17,565
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	31,600	58,211
Joinn Laboratories China Co., Ltd. Class A	15,988	271,387
Jointown Pharmaceutical Group Co., Ltd. Class A	23,400	41,570
Joy City Property, Ltd. (a)	86,000	3,288
Joyoung Co., Ltd. Class A	22,400	61,344
JOYY, Inc. ADR (b)	3,354	100,150
Juewei Food Co., Ltd. Class A	8,200	70,720
JW Cayman Therapeutics Co., Ltd. (a)(b)(c)	30,000	30,967
Kama Co., Ltd. Class B (a)	194,349	100,090
Kandi Technologies Group, Inc. (a)(b)	4,704	11,290
KE Holdings, Inc. ADR (a)	19,446	349,056
Keshun Waterproof Technologies Co., Ltd. Class A	6,220	12,228
Kingboard Holdings, Ltd.	85,200	322,474
KingClean Electric Co., Ltd. Class A	20,440	76,922
Kingdee International Software Group Co., Ltd. (a)	189,000	443,179
Kingsoft Cloud Holdings, Ltd. ADR (a)(b)	468	2,083
Kingsoft Corp., Ltd.	83,800	326,787
Kintor Pharmaceutical, Ltd. (a)(b)(c)	27,500	65,535
Konka Group Co., Ltd. Class B	305,500	82,926
Koolearn Technology Holding, Ltd. (a)(b)(c)	141,500	339,732
Kuaishou Technology (a)(c)	69,394	772,916
Kuang-Chi Technologies Co., Ltd. Class A (a)	33,800	87,069
Kunlun Energy Co., Ltd.	348,000	285,160
Kunshan Kersen Science & Technology Co., Ltd. Class A (a)	38,500	42,668
Kweichow Moutai Co., Ltd. Class A	7,371	2,248,396
KWG Group Holdings, Ltd.	141,951	45,225

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
KWG Living Group Holdings, Ltd.	64,225	$20,053
Launch Tech Co., Ltd. Class H (a)	19,100	7,667
LB Group Co., Ltd. Class A	4,600	13,757
Lee & Man Paper Manufacturing, Ltd.	180,000	77,304
Lenovo Group, Ltd.	605,703	565,800
Lens Technology Co., Ltd. Class A	7,900	13,045
LexinFintech Holdings, Ltd. ADR (a)	6,174	13,768
Li Auto, Inc. ADR (a)	10,449	400,301
Li Ning Co., Ltd.	189,757	1,758,050
Lier Chemical Co., Ltd. Class A	6,260	22,055
Lifetech Scientific Corp. (a)(b)	200,000	73,659
Lingyi iTech Guangdong Co. Class A (a)	39,600	29,652
Livzon Pharmaceutical Group, Inc. Class H	33,697	116,590
Lizhong Sitong Light Alloys Group Co., Ltd. Class A	5,800	28,593
Longfor Group Holdings, Ltd. (c)	108,500	512,291
LONGi Green Energy Technology Co., Ltd. Class A	59,512	591,463
Lu Thai Textile Co., Ltd. Class B	51,000	27,622
Luenmei Quantum Co., Ltd. Class A	31,100	34,745
Lufax Holding, Ltd. ADR	10,457	62,742
Luokung Technology Corp. (a)	65,854	26,335
Luoyang Glass Co., Ltd. Class H (a)(b)	48,000	90,043
Lushang Health Industry Development Co., Ltd. Class A	300	469
Luxshare Precision Industry Co., Ltd. Class A	51,208	258,095
Luye Pharma Group, Ltd. (a)(b)(c)	168,500	55,401
Luzhou Laojiao Co., Ltd. Class A	9,500	349,353
Maanshan Iron & Steel Co., Ltd. Class A	198,600	112,272
Mango Excellent Media Co., Ltd. Class A	1,400	6,966
Markor International Home Furnishings Co., Ltd. Class A (a)	80,900	36,925
Maxscend Microelectronics Co., Ltd. Class A	2,592	52,194
Mayinglong Pharmaceutical Group Co., Ltd. Class A	17,400	60,473
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	41,200	34,230
Meituan Class B (a)(c)	322,438	7,979,847
Metallurgical Corp. of China, Ltd. Class H	358,000	85,771
Microport Scientific Corp. (a)(b)	61,063	177,035
Security Description	Shares	Value
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	8,900	$181,473
Ming Yuan Cloud Group Holdings, Ltd. (b)	41,000	65,625
Minth Group, Ltd.	64,000	174,539
MLS Co., Ltd. Class A	27,200	39,638
Montnets Cloud Technology Group Co., Ltd. Class A (a)	18,300	31,773
Muyuan Foods Co., Ltd. Class A	33,314	274,643
NanJi E-Commerce Co., Ltd. Class A	34,100	27,161
Nanjing Hanrui Cobalt Co., Ltd. Class A	1,000	8,639
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	14,344	60,335
NARI Technology Co., Ltd. Class A	42,480	171,081
National Agricultural Holdings, Ltd. (a)(b)(d)	112,000	—
NAURA Technology Group Co., Ltd. Class A	700	28,935
NavInfo Co., Ltd. Class A	23,900	53,723
NetDragon Websoft Holdings, Ltd.	48,500	104,331
NetEase, Inc. ADR	33,902	3,165,091
New China Life Insurance Co., Ltd. Class A	9,000	43,213
New China Life Insurance Co., Ltd. Class H	65,700	184,618
New Hope Liuhe Co., Ltd. Class A (a)	28,700	65,498
New Oriental Education & Technology Group, Inc. (a)	12,923	263,112
Newborn Town, Inc. (a)	130,000	47,713
Newland Digital Technology Co., Ltd. Class A	18,899	37,239
Ningbo Huaxiang Electronic Co., Ltd. Class A	21,000	50,180
Ningbo Orient Wires & Cables Co., Ltd. Class A	2,400	27,422
Ningbo Sanxing Medical Electric Co., Ltd. Class A	37,100	73,489
Ningbo Tuopu Group Co., Ltd. Class A	25,600	261,300
Ningbo Xusheng Auto Technology Co., Ltd. Class A	14,720	66,352
NIO, Inc. ADR (a)	107,899	2,343,566
Niu Technologies ADR (a)	3,195	27,477
Noah Holdings, Ltd. ADR (a)	2,372	47,986
Nongfu Spring Co., Ltd. Class H (b)(c)	51,400	295,092
Offcn Education Technology Co., Ltd. Class A (a)	23,300	20,123
Offshore Oil Engineering Co., Ltd. Class A	25,500	15,785
Oppein Home Group, Inc. Class A	11,280	253,523

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Orient Securities Co., Ltd. Class A	40,856	$62,221
PCI-Suntek Technology Co., Ltd. Class A	44,990	43,351
People's Insurance Co. Group of China, Ltd. Class A	21,800	16,454
People's Insurance Co. Group of China, Ltd. Class H	463,000	141,609
Perfect World Co., Ltd. Class A	17,000	36,438
PetroChina Co., Ltd. Class H	871,208	415,234
Pharmaron Beijing Co., Ltd. Class A	9,100	129,248
PhiChem Corp. Class A	9,900	33,757
PICC Property & Casualty Co., Ltd. Class H	696,433	724,217
Pinduoduo, Inc. ADR (a)	30,581	1,889,906
Ping An Bank Co., Ltd. Class A	127,400	284,665
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	30,200	89,481
Ping An Insurance Group Co. of China, Ltd. Class A	39,300	273,697
Ping An Insurance Group Co. of China, Ltd. Class H	447,182	3,040,310
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	103,400	209,601
Poly Developments & Holdings Group Co., Ltd. Class A	52,700	137,249
Poly Property Group Co., Ltd.	228,000	54,916
Pop Mart International Group, Ltd. (b)(c)	21,000	101,428
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	357,000	283,436
Qianhe Condiment & Food Co., Ltd. Class A	28,248	72,893
Qingdao East Steel Tower Stock Co., Ltd. Class A	46,600	79,101
Qudian, Inc. ADR (a)(b)	11,388	12,527
Rainbow Digital Commercial Co., Ltd. Class A	29,100	30,948
Red Avenue New Materials Group Co., Ltd. Class A	2,100	10,205
RLX Technology, Inc. ADR (a)	52,923	112,726
Roshow Technology Co., Ltd. Class A (a)	22,300	37,687
SAIC Motor Corp., Ltd. Class A	32,300	85,806
Sailun Group Co., Ltd. Class A	71,400	120,026
Sany Heavy Industry Co., Ltd. Class A	43,000	122,249
Satellite Chemical Co., Ltd. Class A	42,051	162,140
Seazen Group, Ltd. (a)	132,952	65,739
Seazen Holdings Co., Ltd. Class A	14,000	53,104
SF Holding Co., Ltd. Class A	14,300	119,042
Shaanxi Coal Industry Co., Ltd. Class A	62,300	196,819
Shandong Chenming Paper Holdings, Ltd. Class H (a)	51,850	19,757
Security Description	Shares	Value
Shandong Dawn Polymer Co., Ltd. Class A	6,100	$22,347
Shandong Denghai Seeds Co., Ltd. Class A	3,400	10,696
Shandong Gold Mining Co., Ltd. Class A	34,760	96,230
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	15,700	52,316
Shandong Linglong Tyre Co., Ltd. Class A	14,800	56,006
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	117,300	71,911
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	186,400	216,641
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	53,500	219,691
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A (a)	22,360	31,251
Shang Gong Group Co., Ltd. Class B (a)	156,000	59,124
Shanghai AtHub Co., Ltd. Class A	22,420	89,791
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	30,336	135,929
Shanghai Baosight Software Co., Ltd. Class A	10,110	82,337
Shanghai Baosight Software Co., Ltd. Class B	54,608	230,337
Shanghai Belling Co., Ltd. Class A	18,300	68,323
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	111,000	83,361
Shanghai Daimay Automotive Interior Co., Ltd. Class A	28,988	56,686
Shanghai Electric Group Co., Ltd. Class H	368,418	90,614
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	26,445	75,893
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	10,900	71,684
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	30,000	111,062
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)(b)	33,000	131,420
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (b)	155,000	67,160
Shanghai Haixin Group Co. Class B	184,713	58,000
Shanghai Haohai Biological Technology Co., Ltd. Class H (c)	9,500	50,242
Shanghai Henlius Biotech, Inc. Class H (a)(c)	1,400	3,151

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai Highly Group Co., Ltd. Class B	126,700	$64,110
Shanghai Industrial Holdings, Ltd.	39,000	56,361
Shanghai Industrial Urban Development Group, Ltd.	41,000	3,501
Shanghai International Airport Co., Ltd. Class A (a)	13,800	116,712
Shanghai International Port Group Co., Ltd. Class A	104,000	90,439
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	111,396	84,661
Shanghai Jinjiang International Travel Co., Ltd. Class B	50,274	75,160
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	24,100	48,853
Shanghai Junshi Biosciences Co., Ltd. Class A (a)	8,177	91,891
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	265,700	158,889
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	160,964	141,487
Shanghai M&G Stationery, Inc. Class A	8,396	70,232
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	48,484	58,084
Shanghai New Power Automotive Technology Co., Ltd. Class B	186,700	95,777
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	17,400	46,925
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	57,300	94,929
Shanghai Pudong Development Bank Co., Ltd. Class A	77,600	92,714
Shanghai Putailai New Energy Technology Co., Ltd. Class A	22,280	280,486
Shanghai RAAS Blood Products Co., Ltd. Class A	42,500	37,592
Shanghai Runda Medical Technology Co., Ltd. Class A	29,300	43,048
Shanghai Wanye Enterprises Co., Ltd. Class A	30,400	88,422
Shanghai Yaoji Technology Co., Ltd. Class A	6,300	15,646
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	19,300	35,841
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B (a)	136,900	35,183
Shanxi Blue Flame Holding Co., Ltd. Class A	41,000	63,908
Shanxi Coking Coal Energy Group Co., Ltd. Class A	70,170	140,147
Security Description	Shares	Value
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	39,500	$86,139
Shanxi Meijin Energy Co., Ltd. Class A	36,400	66,239
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	11,200	542,609
Shengda Resources Co., Ltd. Class A (a)	20,200	33,987
Shengyi Technology Co., Ltd. Class A	20,200	51,191
Shenyang Xingqi Pharmaceutical Co., Ltd. Class A	300	6,861
Shenzhen Agricultural Products Group Co., Ltd. Class A	71,000	65,660
Shenzhen Aisidi Co., Ltd. Class A	50,800	70,469
Shenzhen Capchem Technology Co., Ltd. Class A	3,680	28,851
Shenzhen Das Intellitech Co., Ltd. Class A (a)	116,283	58,105
Shenzhen Expressway Corp., Ltd. Class H	29,000	30,120
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	38,400	64,552
Shenzhen Gas Corp., Ltd. Class A	46,000	47,618
Shenzhen Gongjin Electronics Co., Ltd. Class A	28,200	31,211
Shenzhen H&T Intelligent Control Co., Ltd. Class A	22,400	63,683
Shenzhen Huaqiang Industry Co., Ltd. Class A	21,000	39,781
Shenzhen Investment, Ltd.	280,197	55,704
Shenzhen Kangtai Biological Products Co., Ltd. Class A	5,020	33,830
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	14,100	21,831
Shenzhen Kinwong Electronic Co., Ltd. Class A	12,420	43,220
Shenzhen Megmeet Electrical Co., Ltd. Class A	14,100	55,229
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	3,900	182,196
Shenzhen MTC Co., Ltd. Class A (a)	130,100	74,518
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	92,593	50,273
Shenzhen SC New Energy Technology Corp. Class A	600	7,996
Shenzhen Senior Technology Material Co., Ltd. Class A	11,740	50,853
Shenzhen Sunlord Electronics Co., Ltd. Class A	13,400	54,466
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	16,700	31,909

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Shenzhen World Union Group, Inc. Class A (a)	14,800	$7,197
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (a)	15,500	12,115
Shenzhen Ysstech Info-tech Co., Ltd. Class A	141,700	197,833
Shenzhou International Group Holdings, Ltd.	44,887	543,716
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	53,800	48,149
Shimao Group Holdings, Ltd. (b)(d)	139,500	58,933
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	12,600	35,145
Sichuan New Energy Power Co., Ltd. (a)	14,700	48,567
Sichuan Yahua Industrial Group Co., Ltd. Class A	3,600	17,532
Sinofibers Technology Co., Ltd. Class A	1,900	13,660
Sinoma Science & Technology Co., Ltd. Class A	23,200	95,164
Sino-Ocean Group Holding, Ltd.	706,711	119,782
Sinopec Oilfield Service Corp. Class A (a)	140,900	39,722
Sinopec Oilfield Service Corp. Class H (a)	6,000	466
Sinopec Shanghai Petrochemical Co., Ltd. Class H	516,878	88,266
Sinopharm Group Co., Ltd. Class H	102,000	247,235
Sinotrans, Ltd. Class H	196,000	56,200
Sinotruk Hong Kong, Ltd.	30,000	42,055
SITC International Holdings Co., Ltd.	162,000	458,318
Skshu Paint Co., Ltd. Class A (a)	15,919	307,329
Skyworth Digital Co., Ltd. Class A	34,500	83,417
Smoore International Holdings, Ltd. (b)(c)	108,000	333,072
Sohu.com, Ltd. ADR (a)(b)	3,802	62,999
SooChow Securities Co., Ltd. Class A	47,590	49,193
SOS, Ltd. (a)(b)	30,394	5,799
South Manganese Investment, Ltd. (a)(b)	453,000	50,225
State Grid Information & Communication Co., Ltd. Class A	6,300	12,639
STO Express Co., Ltd. Class A (a)	19,294	34,305
Sun Art Retail Group, Ltd. (b)	194,500	63,206
Sunac China Holdings, Ltd. (d)	222,000	64,787
Sunac Services Holdings, Ltd. (c)	8,751	5,320
Sungrow Power Supply Co., Ltd. Class A	14,000	205,170
Security Description	Shares	Value
Suning Universal Co., Ltd. Class A (a)	82,000	$45,011
Sunny Optical Technology Group Co., Ltd.	59,129	963,763
Sunresin New Materials Co., Ltd. Class A	2,450	22,292
Sunward Intelligent Equipment Co., Ltd. Class A (a)	70,600	71,504
Sunwoda Electronic Co., Ltd. Class A	17,400	82,014
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	14,800	50,620
Suzhou Maxwell Technologies Co., Ltd. Class A	864	63,264
Taiji Computer Corp., Ltd. Class A	15,679	44,926
TAL Education Group ADR (a)	35,503	172,900
TCL Electronics Holdings, Ltd.	111,000	52,480
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	26,000	228,385
Tencent Holdings, Ltd.	469,896	21,222,404
Tencent Music Entertainment Group ADR (a)	16,029	80,466
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	31,945	35,139
Tianma Microelectronics Co., Ltd. Class A	21,900	32,568
Tianneng Power International, Ltd. (b)	80,000	86,556
Tianshui Huatian Technology Co., Ltd. Class A	49,400	69,117
Tibet Summit Resources Co., Ltd. Class A (a)	8,900	38,100
Times China Holdings, Ltd. (b)	38,000	12,591
Tingyi Cayman Islands Holding Corp.	264,383	452,827
Tong Ren Tang Technologies Co., Ltd. Class H	113,000	94,899
Tongcheng Travel Holdings, Ltd. (a)	43,200	92,930
TongFu Microelectronics Co., Ltd. Class A (a)	27,600	63,399
Tongwei Co., Ltd. Class A	29,800	266,076
Topchoice Medical Corp. Class A (a)	8,200	213,360
TravelSky Technology, Ltd. Class H	84,000	163,141
Trip.com Group, Ltd. ADR (a)	33,877	929,924
Tsingtao Brewery Co., Ltd. Class H	54,000	561,543
Tuya, Inc. ADR (a)(b)	8,172	21,411
Unigroup Guoxin Microelectronics Co., Ltd. Class A	8,200	232,049
Uni-President China Holdings, Ltd.	161,000	138,083

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Unisplendour Corp., Ltd. Class A	19,320	$55,906
Universal Scientific Industrial Shanghai Co., Ltd. Class A	20,200	43,267
Up Fintech Holding, Ltd. ADR (a)(b)	14,444	68,031
Uxin, Ltd. ADR (a)(b)	46,109	19,366
Valiant Co., Ltd. Class A	22,900	71,253
Venus MedTech Hangzhou, Inc. Class H (a)(b)(c)	4,500	10,036
Vipshop Holdings, Ltd. ADR (a)	34,944	345,596
Visionox Technology, Inc. Class A (a)	30,400	30,472
Visual China Group Co., Ltd. Class A	21,300	45,401
Viva Biotech Holdings (a)(b)(c)	23,000	7,973
Vnet Group, Inc. ADR (a)	8,684	52,451
Walvax Biotechnology Co., Ltd. Class A	6,400	46,194
Wangneng Environment Co., Ltd. Class A	20,000	61,245
Wanhua Chemical Group Co., Ltd. Class A	15,700	227,133
Want Want China Holdings, Ltd.	852,287	740,746
Wasu Media Holding Co., Ltd. Class A	34,000	40,419
Weibo Corp. ADR (a)	3,636	84,101
Weichai Power Co., Ltd. Class A	108,300	201,441
Weichai Power Co., Ltd. Class H	45,000	71,455
Weimob, Inc. (a)(b)(c)	177,000	120,903
West China Cement, Ltd.	334,000	42,139
Westone Information Industry, Inc. Class A	10,100	64,645
Will Semiconductor Co., Ltd. Shanghai Class A	5,300	136,789
Wingtech Technology Co., Ltd. Class A	2,200	27,929
Winning Health Technology Group Co., Ltd. Class A	88,000	115,247
Wuhan Department Store Group Co., Ltd. Class A	1,000	1,656
Wuhan Guide Infrared Co., Ltd. Class A	58,994	113,250
Wuliangye Yibin Co., Ltd. Class A	24,544	739,263
WUS Printed Circuit Kunshan Co., Ltd. Class A	22,350	49,206
WuXi AppTec Co., Ltd. Class A	27,840	431,831
Wuxi Biologics Cayman, Inc. (a)(c)	242,280	2,216,875
Wuxi Shangji Automation Co., Ltd. Class A	16,582	385,822
Wuxi Taiji Industry Co., Ltd. Class A	40,200	44,252
X Financial ADR (a)	19,200	51,456
XD, Inc. (a)(b)	33,200	86,523
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	20,900	26,997
Security Description	Shares	Value
Xiamen Faratronic Co., Ltd. Class A	8,400	$257,054
Xiamen Intretech, Inc. Class A	14,360	46,095
Xiamen ITG Group Corp., Ltd. Class A	42,100	47,097
Xiamen Jihong Technology Co., Ltd. Class A	9,900	19,566
Xiamen Kingdomway Group Co. Class A	20,100	71,475
Xianhe Co., Ltd. Class A	1,000	3,968
Xiaomi Corp. Class B (a)(c)	898,643	1,562,071
Xilinmen Furniture Co., Ltd. Class A	26,000	142,329
Xinhuanet Co., Ltd. Class A	14,900	38,116
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	28,900	63,799
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	27,059	50,622
Xinjiang Xintai Natural Gas Co., Ltd. Class A	20,292	64,652
Xinte Energy Co., Ltd. Class H	26,400	79,231
Xinyi Glass Holdings, Ltd.	283,721	680,472
Xinyi Solar Holdings, Ltd.	316,228	488,430
XPeng, Inc. ADR (a)	15,537	493,144
Xtep International Holdings, Ltd.	110,500	199,963
Yadea Group Holdings, Ltd. (c)	86,000	168,341
Yangzijiang Shipbuilding Holdings, Ltd.	274,100	183,167
Yankuang Energy Group Co., Ltd. Class H	204,882	642,300
Yantai Changyu Pioneer Wine Co., Ltd. Class B	29,153	46,737
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	37,400	75,311
Yantai Eddie Precision Machinery Co., Ltd. Class A	22,281	68,130
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	9,300	55,904
Yantai Zhenghai Magnetic Material Co., Ltd. Class A (a)	17,800	40,622
Yatsen Holding, Ltd. ADR (a)(b)	18,302	28,368
Yeahka, Ltd. (a)(b)	9,200	26,028
YGSOFT, Inc. Class A	50,932	53,407
Yidu Tech, Inc. (a)(b)(c)	35,900	42,822
Yifan Pharmaceutical Co., Ltd. Class A (a)	23,300	48,587
Yifeng Pharmacy Chain Co., Ltd. Class A	14,598	115,034
Yihai International Holding, Ltd. (b)	20,000	72,130
Yixintang Pharmaceutical Group Co., Ltd. Class A	12,600	43,095
Yonyou Network Technology Co., Ltd. Class A	22,620	73,250
Youdao, Inc. ADR (a)	8,172	40,206
YTO Express Group Co., Ltd. Class A	28,800	87,592

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Yum China Holdings, Inc.	34,339	$1,665,441
Yunda Holding Co., Ltd. Class A	23,030	58,604
Yunnan Energy New Material Co., Ltd. Class A	10,100	377,308
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (a)	102,100	196,762
Zai Lab, Ltd. ADR (a)	5,433	188,416
ZBOM Home Collection Co., Ltd. Class A	700	2,817
Zhaojin Mining Industry Co., Ltd. Class H (a)	67,000	58,573
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	143,618	103,254
Zhejiang Crystal-Optech Co., Ltd. Class A	22,300	40,281
Zhejiang Dahua Technology Co., Ltd. Class A	18,700	45,800
Zhejiang Dingli Machinery Co., Ltd. Class A	11,220	84,850
Zhejiang Expressway Co., Ltd. Class H	198,000	182,685
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	42,700	44,138
Zhejiang Huayou Cobalt Co., Ltd. Class A	3,670	52,344
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	16,636	82,855
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	14,080	57,797
Zhejiang Jingu Co., Ltd. Class A (a)	8,500	8,533
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	30,360	41,209
Zhejiang Jinke Tom Culture Industry Co., Ltd. Class A (a)	88,600	48,633
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	39,100	93,256
Zhejiang Medicine Co., Ltd. Class A	23,300	47,440
Zhejiang Meida Industrial Co., Ltd. Class A	36,400	79,650
Zhejiang NHU Co., Ltd. Class A	19,324	65,747
Zhejiang Semir Garment Co., Ltd. Class A	28,300	24,990
Zhejiang Shibao Co., Ltd. Class A (a)	59,100	137,167
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	700	2,936
Zhejiang Supor Co., Ltd. Class A	8,390	70,507
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	37,900	55,514
Zhejiang Yasha Decoration Co., Ltd. Class A	70,900	52,983
Zhejiang Yongtai Technology Co., Ltd. Class A	35,407	173,914
Security Description	Shares	Value
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	42,200	$49,477
Zhihu, Inc. ADR (a)(b)	8,988	16,089
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(c)	20,200	65,772
Zhongsheng Group Holdings, Ltd.	47,500	335,051
Zhongtian Financial Group Co., Ltd. Class A (a)	97,800	28,155
Zhuzhou CRRC Times Electric Co., Ltd.	67,200	331,420
Zijin Mining Group Co., Ltd. Class H	858,506	1,051,395
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	89,600	82,327
ZTE Corp. Class A	9,900	37,700
ZTE Corp. Class H	85,040	198,106
ZTO Express Cayman, Inc. ADR	38,335	1,052,296
		195,522,878
HONG KONG — 0.5%
CT Environmental Group Ltd (a)(b)(d)	438,000	—
Alibaba Pictures Group, Ltd. (a)	1,020,107	100,100
China Fiber Optic Network System Group, Ltd. (d)	686,800	—
China First Capital Group, Ltd. (a)	66,800	2,597
China High Speed Transmission Equipment Group Co., Ltd. (a)	8,000	4,741
China Huishan Dairy Holdings Co., Ltd. (b)(d)	549,000	—
China Investment Fund Co., Ltd. (a)	24,000	15,140
Chongsing Holdings,Ltd. (a)(d)	2,260,000	—
Citychamp Watch & Jewellery Group, Ltd. (a)	370,000	62,712
Comba Telecom Systems Holdings, Ltd. (a)(b)	281,847	48,130
Dawnrays Pharmaceutical Holdings, Ltd.	160,000	26,099
Digital China Holdings, Ltd.	118,000	58,497
Fullshare Holdings, Ltd. (a)(b)	31,100	456
Guotai Junan International Holdings, Ltd. (b)	21,000	2,489
Hi Sun Technology China, Ltd. (a)(b)	204,000	25,477
Huabao International Holdings, Ltd. (b)	50,000	38,486
Huiyuan Juice Group, Ltd. (d)	157,000	—
Nine Dragons Paper Holdings, Ltd.	148,000	125,236
Sino Biopharmaceutical, Ltd.	923,000	584,598
Skyworth Group, Ltd.	98,755	48,830
Solargiga Energy Holdings, Ltd. (a)	1,198,000	58,015

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
SSY Group, Ltd.	284,691	$152,015
Tech Pro Technology Development, Ltd. (a)(b)(d)	1,684,800	—
TROOPS, Inc. (a)	14,625	31,005
United Energy Group, Ltd. (b)	252,000	30,188
United Laboratories International Holdings, Ltd.	90,000	53,333
Vinda International Holdings, Ltd. (b)	34,000	87,091
Wasion Holdings, Ltd.	8,000	2,620
WH Group, Ltd. (c)	590,759	456,228
		2,014,083
INDIA — 20.6%
Aarti Drugs, Ltd.	2,771	14,170
Aavas Financiers, Ltd. (a)	7,035	179,540
Acrysil, Ltd.	10,625	84,397
Adani Enterprises, Ltd.	4,742	131,555
Adani Green Energy, Ltd. (a)	29,215	713,834
Adani Ports & Special Economic Zone, Ltd.	89,221	759,264
Adani Power, Ltd. (a)	74,215	247,015
Adani Total Gas, Ltd.	19,678	596,252
Adani Transmission, Ltd. (a)	18,544	580,852
Affle India, Ltd. (a)	707	9,492
AIA Engineering, Ltd.	8,195	230,764
Ajanta Pharma Ltd.	1,616	25,284
Ajanta Pharma, Ltd.	3,232	50,568
Alembic Pharmaceuticals, Ltd.	9,541	87,983
Alok Industries, Ltd. (a)	319,262	88,939
Amber Enterprises India, Ltd. (a)	508	14,452
APL Apollo Tubes, Ltd. (a)	4,156	44,729
Apollo Hospitals Enterprise, Ltd.	20,069	936,075
Apollo Tyres, Ltd.	48,496	113,668
Ashok Leyland, Ltd.	48,397	90,577
Asian Paints, Ltd.	25,438	868,157
Astral, Ltd.	2,125	44,546
AstraZeneca Pharma India, Ltd.	7,808	267,463
AU Small Finance Bank, Ltd. (a)(c)	14,095	105,607
Aurobindo Pharma, Ltd.	34,161	221,951
Avenue Supermarts, Ltd. (a)(c)	5,255	226,649
Axis Bank, Ltd.	160,040	1,290,493
Azure Power Global, Ltd. (a)(b)	1,515	17,271
Bajaj Auto, Ltd.	6,019	282,504
Bajaj Electricals, Ltd.	23,511	304,841
Bajaj Finance, Ltd.	17,133	1,171,633
Bajaj Finserv, Ltd.	2,811	389,112
Bajaj Hindusthan Sugar, Ltd. (a)	400,298	65,641
Balkrishna Industries, Ltd.	4,249	115,632
Bandhan Bank, Ltd. (c)	48,932	163,267
Bank of Baroda	44,871	55,341
BEML, Ltd.	6,767	107,543
Bharat Electronics, Ltd.	98,628	292,365
Bharat Forge, Ltd.	26,538	219,032
Bharat Heavy Electricals, Ltd. (a)	227,011	129,211
Bharat Petroleum Corp., Ltd.	55,936	218,439
Security Description	Shares	Value
Bharti Airtel, Ltd. (a)	202,038	$1,752,331
Biocon, Ltd.	128,094	500,227
Birlasoft, Ltd.	51,598	230,802
Bosch, Ltd.	720	138,850
Brightcom Group, Ltd. (e)	285,729	113,427
Britannia Industries, Ltd.	4,583	201,165
Can Fin Homes, Ltd.	59,370	320,522
Cholamandalam Financial Holdings, Ltd.	33,588	252,295
Cholamandalam Investment & Finance Co., Ltd.	60,950	478,122
Cipla, Ltd.	84,466	981,002
City Union Bank, Ltd.	249	419
Coal India, Ltd.	132,341	311,026
Crompton Greaves Consumer Electricals, Ltd.	26,029	112,112
Dabur India, Ltd.	33,159	208,240
DCB Bank, Ltd.	69,636	65,516
Deepak Nitrite, Ltd.	2,675	58,816
Dhani Services, Ltd. (a)	21,503	9,761
Dish TV India, Ltd. (a)	132,633	21,749
Dishman Carbogen Amcis, Ltd. (a)	3,772	5,395
Divi's Laboratories, Ltd.	8,744	401,965
Dixon Technologies India, Ltd.	8,969	406,017
DLF, Ltd.	63,916	253,082
Dr Lal PathLabs, Ltd. (c)	7,628	208,674
Dr Reddy's Laboratories, Ltd.	10,298	572,951
Edelweiss Financial Services, Ltd.	35,647	23,269
Eicher Motors, Ltd.	9,675	342,339
Emami, Ltd.	11,455	60,957
Escorts, Ltd.	25,988	475,450
Federal Bank, Ltd.	157,188	179,535
Fine Organic Industries, Ltd.	23	1,397
Fortis Healthcare, Ltd. (a)	44,496	135,225
Future Consumer, Ltd. (a)	349,076	8,398
Future Retail, Ltd. (a)	46,206	3,891
GAIL India, Ltd.	152,239	260,631
Gillette India, Ltd.	904	57,212
Glenmark Pharmaceuticals, Ltd.	17,939	87,761
GMR Infrastructure, Ltd. (a)	605,963	261,652
Godrej Consumer Products, Ltd. (a)	46,616	447,168
Godrej Industries, Ltd. (a)	17,414	95,667
Godrej Properties, Ltd. (a)	2,352	35,231
Granules India, Ltd.	58,485	201,621
Graphite India, Ltd.	2,624	13,060
Grasim Industries, Ltd.	14,042	234,841
GTL Infrastructure, Ltd. (a)	3,934,957	57,301
Gujarat Pipavav Port, Ltd.	42,343	41,339
Havells India, Ltd.	33,361	463,922
HCL Technologies, Ltd.	93,144	1,147,898
HDFC Life Insurance Co., Ltd. (c)	33,094	230,481
HEG, Ltd.	1,889	23,868
Hero MotoCorp, Ltd.	11,742	404,378

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
HFCL, Ltd.	99,508	$69,491
Hikal, Ltd.	9,222	27,909
Hindalco Industries, Ltd.	108,353	464,639
Hindustan Construction Co., Ltd. (a)	588,515	90,171
Hindustan Copper, Ltd.	23,542	25,965
Hindustan Petroleum Corp., Ltd.	50,888	139,958
Hindustan Unilever, Ltd.	81,688	2,307,300
Hindustan Zinc, Ltd.	146,782	463,454
Housing Development Finance Corp., Ltd.	167,440	4,602,705
ICICI Bank, Ltd. ADR	195,714	3,471,966
ICICI Bank, Ltd.	603	5,400
ICICI Lombard General Insurance Co., Ltd. (c)	2,194	31,142
ICICI Prudential Life Insurance Co., Ltd. (c)	10,979	67,982
IDFC First Bank, Ltd. (a)	104,769	41,723
IDFC, Ltd.	154,063	95,884
IIFL Finance, Ltd.	129,969	532,812
India Cements, Ltd.	34,752	68,868
Indiabulls Housing Finance, Ltd.	38,977	46,764
Indiabulls Real Estate, Ltd. (a)	31,112	24,012
IndiaMart InterMesh, Ltd. (c)	386	18,619
Indian Hotels Co., Ltd.	318,978	909,404
Indian Oil Corp., Ltd.	211,323	198,686
Indian Oil Corp., Ltd. (a)	105,661	99,343
Indus Towers, Ltd.	69,144	183,077
Infibeam Avenues, Ltd.	865,094	154,457
Info Edge India, Ltd.	3,081	146,644
Infosys, Ltd. ADR	322,869	5,976,305
Inox Wind, Ltd. (a)	58,282	58,413
InterGlobe Aviation, Ltd. (a)(c)	6,988	142,127
IOL Chemicals & Pharmaceuticals, Ltd.	1,895	7,795
Ipca Laboratories, Ltd.	27,604	313,712
ITC, Ltd. GDR	196,832	681,039
Jaiprakash Power Ventures, Ltd. (a)	1,426,657	116,521
Jindal Steel & Power, Ltd.	58,253	242,867
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	2,486	46,629
JSW Energy, Ltd.	23,955	63,078
JSW Steel, Ltd.	141,302	1,010,035
Jubilant Foodworks, Ltd.	46,431	301,172
Jubilant Ingrevia, Ltd.	10,015	61,614
Jubilant Pharmova, Ltd.	9,659	42,037
Just Dial, Ltd. (a)	662	4,738
Karnataka Bank, Ltd.	56,646	46,624
Kaveri Seed Co., Ltd.	11,017	70,952
Kotak Mahindra Bank, Ltd.	81,572	1,715,778
Larsen & Toubro, Ltd. GDR	48,140	948,358
Laurus Labs, Ltd. (c)	90,634	533,320
Lemon Tree Hotels, Ltd. (a)(c)	310,751	240,227
LIC Housing Finance, Ltd.	37,613	155,910
Lupin, Ltd.	23,882	184,757
Security Description	Shares	Value
Mahindra & Mahindra Financial Services, Ltd.	75,638	$167,994
Mahindra & Mahindra, Ltd.	108,760	1,505,473
MakeMyTrip, Ltd. (a)(b)	11,053	283,841
Manappuram Finance, Ltd.	62,116	66,857
Marico, Ltd.	52,058	315,028
Marksans Pharma, Ltd.	240,514	132,786
Maruti Suzuki India, Ltd.	8,127	871,718
Max Financial Services, Ltd. (a)	14,699	145,617
Meghmani Finechem, Ltd. (a)	1,782	28,745
Mindtree, Ltd.	11,491	420,084
Motherson Sumi Wiring India, Ltd. (a)	99,906	89,061
Muthoot Finance, Ltd.	10,058	124,342
Natco Pharma, Ltd.	9,107	74,934
Navin Fluorine International, Ltd.	5,718	264,394
NCC, Ltd.	80,287	55,000
Nestle India, Ltd.	2,143	474,066
NOCIL, Ltd.	13,839	44,370
NTPC, Ltd.	144,787	261,991
Oberoi Realty, Ltd.	307	2,868
Oil & Natural Gas Corp., Ltd.	338,936	650,426
Olectra Greentech, Ltd. (a)	15,134	112,577
Page Industries, Ltd.	775	394,176
PI Industries, Ltd.	8,828	286,116
Piramal Enterprises, Ltd.	4,568	95,771
PNB Housing Finance, Ltd. (a)(c)	40,495	169,369
Power Finance Corp., Ltd.	78,706	104,098
Power Grid Corp. of India, Ltd.	109,367	293,455
Rajesh Exports, Ltd.	25,570	202,494
RattanIndia Infrastructure, Ltd. (a)	222,337	119,372
RattanIndia Power, Ltd. (a)	1,501,596	64,648
Raymond, Ltd.	8,828	98,086
RBL Bank, Ltd. (a)(c)	53,067	56,076
REC, Ltd.	70,499	110,472
Reliance Industries, Ltd. GDR (a)(c)	133,275	8,669,539
Reliance Infrastructure, Ltd. (a)	73,690	84,540
Reliance Power, Ltd. (a)	514,045	74,855
Religare Enterprises, Ltd. (a)	38,991	58,877
Repco Home Finance, Ltd.	97,813	163,615
Samvardhana Motherson International, Ltd.	91,133	136,343
SBI Life Insurance Co., Ltd. (c)	18,458	252,799
Sequent Scientific, Ltd.	103,854	122,104
Shilpa Medicare, Ltd.	12,178	60,040
Shree Renuka Sugars, Ltd. (a)	231,675	136,120
Shriram City Union Finance, Ltd.	7,049	148,219
Shriram Transport Finance Co., Ltd.	19,064	309,318
Siemens, Ltd.	27,007	820,905
Solara Active Pharma Sciences, Ltd.	1,120	4,996
South Indian Bank, Ltd. (a)	471,773	45,402
SpiceJet, Ltd. (a)	60,419	29,187

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
State Bank of India	163,250	$963,097
Steel Authority of India, Ltd.	204,415	177,437
Strides Pharma Science, Ltd.	13,341	55,866
Subex, Ltd.	108,869	35,222
Sun Pharma Advanced Research Co., Ltd. (a)	24,578	65,077
Sun Pharmaceutical Industries, Ltd.	110,941	1,166,831
Suzlon Energy, Ltd. (a)	978,873	84,907
Tata Communications, Ltd.	2,776	32,137
Tata Consultancy Services, Ltd.	84,112	3,479,722
Tata Consumer Products, Ltd.	14,956	133,770
Tata Elxsi, Ltd.	1,404	145,259
Tata Motors, Ltd. (a)	152,076	792,996
Tata Steel, Ltd.	34,851	382,634
Tata Teleservices Maharashtra, Ltd. (a)	197,564	302,954
TCI Express, Ltd.	1,025	20,694
Tech Mahindra, Ltd.	46,622	590,357
Thyrocare Technologies, Ltd. (c)	35,466	278,909
Titan Co., Ltd.	16,322	401,217
Torrent Pharmaceuticals, Ltd.	7,387	267,545
Trent, Ltd.	5,726	77,883
TVS Motor Co., Ltd.	36,175	385,673
Ujjivan Financial Services, Ltd. (a)	16,448	28,200
UltraTech Cement, Ltd.	6,256	444,196
United Breweries, Ltd.	6,949	127,836
United Spirits, Ltd. (a)	45,635	439,029
UPL, Ltd.	40,677	325,735
Vakrangee, Ltd.	153,483	51,989
Vedanta, Ltd.	55,678	157,222
V-Mart Retail, Ltd. (a)	2,917	91,796
Vodafone Idea, Ltd. (a)	688,506	73,234
Wipro, Ltd. ADR	227,720	1,209,193
WNS Holdings, Ltd. ADR (a)	8,831	659,146
Wockhardt, Ltd. (a)	25,497	67,332
Yes Bank, Ltd. (a)	162,974	26,106
Zee Entertainment Enterprises, Ltd.	73,840	200,185
Zydus Lifesciences, Ltd.	24,844	112,309
		84,764,308
INDONESIA — 2.8%
Ace Hardware Indonesia Tbk PT	2,080,500	107,534
Adaro Energy Indonesia Tbk PT	1,755,600	337,037
Adaro Minerals Indonesia Tbk PT (a)	696,700	73,891
AKR Corporindo Tbk PT	566,700	39,181
Astra International Tbk PT	2,211,251	983,355
Bank Central Asia Tbk PT	5,750,675	2,798,617
Bank Jago Tbk PT (a)	139,100	85,435
Bank Mandiri Persero Tbk PT	2,205,940	1,173,490
Bank MNC Internasional Tbk PT (a)	3,506,300	28,243
Bank Negara Indonesia Persero Tbk PT	485,900	256,037
Security Description	Shares	Value
Bank Rakyat Indonesia Persero Tbk PT	6,712,331	$1,869,856
Barito Pacific Tbk PT	1,727,000	87,524
Chandra Asri Petrochemical Tbk PT	134,978	81,544
Charoen Pokphand Indonesia Tbk PT	505,600	203,631
Ciputra Development Tbk PT	802,496	46,326
Gudang Garam Tbk PT	2,200	4,604
Indah Kiat Pulp & Paper Tbk PT	191,800	97,847
Indocement Tunggal Prakarsa Tbk PT	247,625	157,493
Kalbe Farma Tbk PT	882,300	98,313
Kresna Graha Investama Tbk PT (a)	8,025,600	26,936
Lippo Karawaci Tbk PT (a)	3,515,910	26,433
Matahari Department Store Tbk PT	17,900	5,996
Media Nusantara Citra Tbk PT	363,500	22,814
Pabrik Kertas Tjiwi Kimia Tbk PT	69,700	30,177
Pakuwon Jati Tbk PT (a)	1,992,400	63,126
Perusahaan Gas Negara Tbk PT	1,393,040	148,678
PP Persero Tbk PT (a)	679,876	43,127
Semen Indonesia Persero Tbk PT	470,600	225,073
Summarecon Agung Tbk PT (a)	855,027	32,715
Surya Semesta Internusa Tbk PT (a)	1,200,400	31,425
Telkom Indonesia Persero Tbk PT	4,996,194	1,341,485
Tower Bersama Infrastructure Tbk PT	1,429,400	282,090
Transcoal Pacific Tbk PT (a)	76,700	54,317
Unilever Indonesia Tbk PT	290,100	92,887
United Tractors Tbk PT	165,145	314,826
Wijaya Karya Persero Tbk PT (a)	643,157	41,877
		11,313,940
MALAYSIA — 2.9%
AEON Credit Service M Bhd	54,650	172,103
Alliance Bank Malaysia Bhd	587,310	423,743
AMMB Holdings Bhd	87,200	73,796
Astro Malaysia Holdings Bhd	165,600	34,003
Axiata Group Bhd	412,983	265,171
Bermaz Auto Bhd	222,080	85,658
British American Tobacco Malaysia Bhd	4,500	11,027
Bursa Malaysia Bhd	295,651	444,734
Cahya Mata Sarawak Bhd	209,000	46,471
Careplus Group Bhd	3,300	333
Carlsberg Brewery Malaysia Bhd Class B	77,003	392,746
CIMB Group Holdings Bhd	468,036	526,706
Datasonic Group Bhd	406,600	42,897
Dayang Enterprise Holdings Bhd	133,850	29,458
Dialog Group Bhd	514,300	248,544
DiGi.Com Bhd	171,200	135,950

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Eco World Development Group Bhd	178,300	$26,902
Frontken Corp. Bhd	156,400	81,261
Gamuda Bhd	170,367	138,381
Genting Bhd	402,800	414,909
Genting Malaysia Bhd	446,500	287,705
Globetronics Technology Bhd	110,900	30,194
Hartalega Holdings Bhd	84,500	58,666
Hibiscus Petroleum Bhd	202,000	45,831
Hong Leong Bank Bhd	45,600	211,679
IHH Healthcare Bhd	111,900	163,756
IJM Corp. Bhd	858,580	337,004
Inari Amertron Bhd	517,612	310,039
IOI Corp. Bhd	570,196	496,779
IOI Properties Group Bhd	485,116	110,066
KNM Group Bhd (a)	755,600	21,429
Kuala Lumpur Kepong Bhd	45,596	226,971
Malayan Banking Bhd	384,759	749,876
Malaysia Airports Holdings Bhd (a)	113,200	169,511
Maxis Bhd	302,000	226,115
MISC Bhd	70,200	113,084
My EG Services Bhd	712,758	142,309
Padini Holdings Bhd	174,400	126,620
Pentamaster Corp. Bhd	297,875	249,384
Petronas Chemicals Group Bhd	119,000	242,995
PPB Group Bhd	103,620	372,867
Press Metal Aluminium Holdings Bhd	775,370	837,382
Public Bank Bhd	1,124,673	1,115,104
RHB Bank Bhd	241,608	314,104
Sapura Energy Bhd (a)	964,500	9,847
Sime Darby Bhd	305,588	147,681
Sime Darby Plantation Bhd	300,199	294,920
Sime Darby Property Bhd	337,688	34,477
Supermax Corp. Bhd	156,534	31,076
Telekom Malaysia Bhd	116,109	138,303
Tenaga Nasional Bhd	211,750	383,384
Top Glove Corp. Bhd	354,400	83,625
Velesto Energy Bhd (a)	719,100	17,131
Yinson Holdings Bhd	330,220	149,845
YTL Corp. Bhd	357,910	47,505
		11,892,057
PAKISTAN — 0.1%
Bank Alfalah, Ltd.	328,882	51,432
Fauji Fertilizer Co., Ltd.	11,248	6,059
Habib Bank, Ltd.	75,849	33,857
Lucky Cement, Ltd. (a)	29,299	65,727
Millat Tractors, Ltd.	34,450	146,906
National Bank of Pakistan	302,500	41,319
Nishat Mills, Ltd.	90,800	32,797
Searle Co., Ltd.	63,845	34,015
United Bank, Ltd.	79,275	43,828
		455,940
Security Description	Shares	Value
PHILIPPINES — 1.0%
Aboitiz Equity Ventures, Inc.	104,180	$90,093
Alliance Global Group, Inc.	693,000	110,910
Ayala Land, Inc.	1,079,851	500,795
Bank of the Philippine Islands	87,170	134,437
BDO Unibank, Inc.	173,725	349,125
Bloomberry Resorts Corp. (a)	398,000	42,055
Cebu Air, Inc. (a)	54,730	41,357
Cosco Capital, Inc.	1,296,100	101,595
D&L Industries, Inc.	1,406,100	174,404
DoubleDragon Corp.	454,370	68,339
Globe Telecom, Inc.	2,080	85,795
GT Capital Holdings, Inc.	6,884	61,222
JG Summit Holdings, Inc.	314,222	278,305
Jollibee Foods Corp.	39,400	145,891
LT Group, Inc.	471,900	69,517
Metro Pacific Investments Corp.	1,131,000	72,610
Metropolitan Bank & Trust Co.	81,010	70,424
PLDT, Inc.	16,149	493,413
Puregold Price Club, Inc.	294,950	161,462
SM Investments Corp.	29,155	414,644
SM Prime Holdings, Inc.	914,200	607,693
Universal Robina Corp.	83,510	168,584
		4,242,670
TAIWAN — 20.8%
Accton Technology Corp.	34,000	272,723
Acer, Inc.	586,395	427,961
Advantech Co., Ltd.	45,082	524,606
ASE Technology Holding Co., Ltd.	378,043	971,379
Asia Cement Corp.	443,687	653,589
Asustek Computer, Inc.	108,737	1,135,515
AUO Corp. ADR	135,241	854,723
Bank of Kaohsiung Co., Ltd.	261,546	119,630
Baotek Industrial Materials, Ltd. (a)	21,000	20,835
Catcher Technology Co., Ltd.	87,539	487,252
Cathay Financial Holding Co., Ltd.	1,053,580	1,803,596
Center Laboratories, Inc.	59,557	120,582
Chailease Holding Co., Ltd.	106,274	745,224
Chang Hwa Commercial Bank, Ltd.	554,850	323,764
Cheng Shin Rubber Industry Co., Ltd.	110,000	130,963
China Development Financial Holding Corp.	2,809,559	1,389,023
China Steel Chemical Corp.	18,877	73,963
China Steel Corp.	1,435,216	1,373,262
Chroma ATE, Inc.	20,000	102,914
Chung Lien Co., Ltd.	61,000	126,991
Chunghwa Telecom Co., Ltd.	243,074	997,361
Compal Electronics, Inc.	817,029	625,134
Compeq Manufacturing Co., Ltd.	44,000	64,224
CTBC Financial Holding Co., Ltd.	2,013,570	1,699,787

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Delta Electronics, Inc.	216,986	$1,616,439
E.Sun Financial Holding Co., Ltd.	862,200	840,930
Eclat Textile Co., Ltd.	33,365	466,247
eCloudvalley Digital Technology Co., Ltd.	14,683	116,295
EirGenix, Inc. (a)	21,000	63,212
Elite Material Co., Ltd.	20,000	120,067
Elite Semiconductor Microelectronics Technology, Inc.	20,000	59,731
eMemory Technology, Inc.	13,318	463,589
ENNOSTAR, Inc.	99,585	169,807
Evergreen Marine Corp. Taiwan, Ltd.	183,663	522,572
Everlight Electronics Co., Ltd.	139,996	194,220
Far Eastern New Century Corp.	726,352	776,834
Far EasTone Telecommunications Co., Ltd.	102,000	286,788
Feng TAY Enterprise Co., Ltd.	51,830	305,923
Firich Enterprises Co., Ltd.	30,640	28,699
First Financial Holding Co., Ltd.	686,315	604,754
FocalTech Systems Co., Ltd.	20,000	60,538
Formosa Chemicals & Fibre Corp.	495,182	1,244,055
Formosa Petrochemical Corp.	171,000	539,452
Formosa Plastics Corp.	532,663	1,943,731
Foxconn Technology Co., Ltd.	201,519	334,131
Fubon Financial Holding Co., Ltd.	839,646	1,688,696
Genius Electronic Optical Co., Ltd.	6,475	79,812
Giant Manufacturing Co., Ltd.	39,000	314,796
Globalwafers Co., Ltd.	15,884	241,998
Himax Technologies, Inc. ADR (b)	17,474	130,706
Hiwin Technologies Corp.	33,717	270,453
Holy Stone Enterprise Co., Ltd.	14,000	46,849
Hon Hai Precision Industry Co., Ltd.	1,163,765	4,266,245
Hotai Motor Co., Ltd.	35,000	713,337
HTC Corp. (a)	100,710	165,629
Hua Nan Financial Holdings Co., Ltd.	830,390	631,167
Innolux Corp.	833,753	339,294
Inventec Corp.	320,000	270,671
ITEQ Corp.	17,267	41,696
King Yuan Electronics Co., Ltd.	302,898	407,484
Largan Precision Co., Ltd.	10,142	588,392
Lite-On Technology Corp.	452,394	880,946
Macronix International Co., Ltd.	228,673	273,022
Makalot Industrial Co., Ltd.	42,069	199,496
MediaTek, Inc.	139,601	3,056,494
Medigen Biotechnology Corp. (a)	14,000	20,199
Medigen Vaccine Biologics Corp. (a)	19,524	134,610
Mega Financial Holding Co., Ltd.	832,646	988,528
Security Description	Shares	Value
Merry Electronics Co., Ltd.	40,809	$105,545
Microbio Co., Ltd.	3,294	6,226
Micro-Star International Co., Ltd.	40,000	152,690
Motech Industries, Inc.	79,869	80,316
Nan Ya Plastics Corp.	760,704	2,123,478
Nanya Technology Corp.	60,000	99,686
Nien Made Enterprise Co., Ltd.	11,000	108,396
Novatek Microelectronics Corp.	66,599	676,439
Nuvoton Technology Corp.	22,000	100,627
O-Bank Co., Ltd.	754,281	220,702
Oneness Biotech Co., Ltd. (a)	16,000	94,439
PChome Online, Inc.	20,957	48,563
Pegatron Corp.	289,900	555,747
Phoenix Silicon International Corp.	19,320	41,131
Pou Chen Corp.	200,000	198,429
Powertech Technology, Inc.	192,518	568,486
President Chain Store Corp.	46,000	421,578
Promos Technologies, Inc. (d)	2,232	—
Quanta Computer, Inc.	456,729	1,225,788
Radiant Opto-Electronics Corp.	38,000	110,932
RDC Semiconductor Co., Ltd. (a)	10,000	110,145
Realtek Semiconductor Corp.	64,825	791,413
RichWave Technology Corp.	14,000	74,394
Ritek Corp. (a)	63,593	16,362
Senhwa Biosciences, Inc. (a)	1,000	2,341
Shanghai Commercial & Savings Bank, Ltd.	323,000	576,834
Shin Kong Financial Holding Co., Ltd.	2,326,143	685,322
Silicon Motion Technology Corp. ADR	3,323	278,135
Simplo Technology Co., Ltd.	16,000	136,950
Sino-American Silicon Products, Inc.	28,000	132,780
SinoPac Financial Holdings Co., Ltd.	1,722,630	973,319
Sitronix Technology Corp.	10,000	67,264
Synnex Technology International Corp.	190,000	339,953
TA-I Technology Co., Ltd.	15,750	22,618
Taishin Financial Holding Co., Ltd.	990,774	543,145
Taiwan Cement Corp.	784,262	1,041,867
Taiwan Cooperative Financial Holding Co., Ltd.	260,382	235,131
Taiwan FU Hsing Industrial Co., Ltd.	182,000	235,660
Taiwan High Speed Rail Corp.	106,000	99,998
Taiwan Mobile Co., Ltd.	165,260	600,268
Taiwan Paiho, Ltd.	22,000	50,906
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	263,181	21,515,047
Taiwan Semiconductor Manufacturing Co., Ltd.	29,000	464,257
Taiwan Surface Mounting Technology Corp.	20,000	60,807

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Taiwan Union Technology Corp.	13,000	$24,440
Teco Electric and Machinery Co., Ltd.	140,000	140,549
TPK Holding Co., Ltd.	23,000	26,803
Tripod Technology Corp.	140,361	526,351
Unimicron Technology Corp.	90,540	482,640
Uni-President Enterprises Corp.	457,893	1,031,793
United Integrated Services Co., Ltd.	68,755	341,075
United Microelectronics Corp. ADR (b)	236,456	1,600,807
Vanguard International Semiconductor Corp.	21,000	54,242
Voltronic Power Technology Corp.	6,804	330,663
Walsin Lihwa Corp.	464,000	562,571
Walsin Technology Corp.	27,000	81,454
Win Semiconductors Corp.	28,000	181,277
Winbond Electronics Corp.	99,000	72,252
Wistron Corp.	683,976	614,195
Wiwynn Corp.	9,248	216,788
Yageo Corp.	30,134	312,149
Yang Ming Marine Transport Corp.	109,000	301,703
Yuanta Financial Holding Co., Ltd.	1,518,709	1,006,224
Zhen Ding Technology Holding, Ltd.	52,000	180,134
		85,635,759
THAILAND — 3.1%
Advanced Info Service PCL	158,961	874,499
Airports of Thailand PCL (a)	345,800	694,436
Bangkok Bank PCL NVDR (b)	27,700	104,203
Bangkok Dusit Medical Services PCL Class F	97,200	68,731
Bangkok Expressway & Metro PCL	1,829,707	452,834
Beauty Community PCL (a)	30,900	1,171
BEC World PCL	27,500	10,812
Bumrungrad Hospital PCL	35,400	179,228
Carabao Group PCL Class F	16,300	49,101
Central Plaza Hotel PCL (a)	47,900	59,613
Charoen Pokphand Foods PCL	233,100	171,421
Chularat Hospital PCL Class F	1,934,800	202,482
CP ALL PCL	669,754	1,136,621
CPN Retail Growth Leasehold REIT	36,500	19,615
Delta Electronics Thailand PCL	29,400	276,911
Electricity Generating PCL	21,999	109,824
Energy Absolute PCL	228,200	526,044
Frasers Property Thailand Industrial Freehold & Leasehold REIT	71,887	22,163
Global Power Synergy PCL Class F	29,200	53,271
Gulf Energy Development PCL	264,300	347,616
Gunkul Engineering PCL	1,577,843	252,151
Security Description	Shares	Value
Hana Microelectronics PCL	103,000	$118,717
Ichitan Group PCL	131,700	29,614
Indorama Ventures PCL	166,400	221,208
IRPC PCL (b)	2,303,691	209,811
Jasmine International PCL (a)	615,625	59,900
Kasikornbank PCL	57,654	245,423
Kasikornbank PCL NVDR	88,500	376,729
KCE Electronics PCL	256,970	437,914
Krungthai Card PCL	87,900	141,714
Lotus's Retail Growth Freehold & Leasehold Property Fund	270,200	104,702
MC Group PCL	298,800	79,866
Mega Lifesciences PCL	228,100	325,811
Minor International PCL (a)(b)	345,346	332,110
Muangthai Capital PCL	23,100	27,932
PTG Energy PCL	177,400	67,739
PTT Exploration & Production PCL	154,007	694,785
PTT Global Chemical PCL NVDR	77,700	99,996
PTT PCL (b)	737,683	709,411
SCB X PCL	241,628	710,771
Siam Cement PCL NVDR	49,600	524,690
Srisawad Corp. PCL	244,731	335,722
Super Energy Corp. PCL NVDR	1,000,700	21,228
SVI PCL	789,240	157,379
Thai Beverage PCL	982,500	455,351
Thai Oil PCL	285,040	415,205
Thai Union Group PCL Class F	216,200	104,569
TMBThanachart Bank PCL	3,292,236	114,537
True Corp. PCL NVDR	1,376,983	179,158
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	66,800	19,083
		12,933,822
UNITED STATES — 0.1%
Ideanomics, Inc. (a)	57,002	37,770
JS Global Lifestyle Co., Ltd. (c)	75,000	97,681
Legend Biotech Corp. ADR (a)	3,838	211,090
		346,541
TOTAL COMMON STOCKS (Cost $382,456,876)		409,121,998

RIGHTS — 0.0% (f)
HONG KONG — 0.0% (f)
MICROPORT Rights (expiring 07/29/22) (a)(d) (Cost: $0)	22	—
WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
Eco World Development Group Bhd (expiring 04/12/29) (a)	38,320	783
Frontken Corp. Bhd (expiring 05/03/26) (a)	73,100	4,146

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Yinson Holdings Bhd (expiring 06/21/25) (a)	41,451	$3,198
		8,127
THAILAND — 0.0% (f)
Srisawad Corp. PCL (expiring 8/29/25) (a)	11,785	1,683
TOTAL WARRANTS (Cost $0)		9,810
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (g)(h)	12,182	12,181
State Street Navigator Securities Lending Portfolio II (i)(j)	3,983,474	3,983,474
TOTAL SHORT-TERM INVESTMENTS (Cost $3,995,655)		3,995,655
TOTAL INVESTMENTS — 100.4% (Cost $386,452,531)		413,127,463
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(1,768,087)
NET ASSETS — 100.0%		$411,359,376
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.3% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the security is $232,909, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$397,624,605	$11,264,484	$232,909	$409,121,998
Rights	—	—	0(a)	0
Warrants	9,810	—	—	9,810
Short-Term Investments	3,995,655	—	—	3,995,655
TOTAL INVESTMENTS	$401,630,070	$11,264,484	$232,909	$413,127,463
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2022.
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Sector Breakdown as of June 30, 2022

% of Net Assets
Information Technology	19.9%
Financials	18.2
Consumer Discretionary	17.2
Communication Services	9.9
Industrials	7.0
Materials	6.5
Consumer Staples	6.1
Health Care	5.4
Energy	4.6
Utilities	2.4
Real Estate	2.2
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$16,745,921	$16,733,694	$(46)	$—	12,182	$12,181	$227
State Street Navigator Securities Lending Portfolio II	8,324,543	8,324,543	38,765,339	43,106,408	—	—	3,983,474	3,983,474	121,910
Total		$8,324,543	$55,511,260	$59,840,102	$(46)	$—		$3,995,655	$122,137
See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 0.2%
AECC Aviation Power Co., Ltd. Class A	177,000	$1,201,526
AVIC Electromechanical Systems Co., Ltd. Class A	543,100	1,000,460
AviChina Industry & Technology Co., Ltd. Class H	1,682,000	962,435
AVICOPTER PLC Class A	81,200	547,454
Kuang-Chi Technologies Co., Ltd. Class A (a)	88,500	227,976
		3,939,851
AIR FREIGHT & LOGISTICS — 0.8%
BEST, Inc. (a) (b)	68,829	81,218
JD Logistics, Inc. (a) (c)	489,100	1,067,089
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	9,000	183,512
SF Holding Co., Ltd. Class A	246,200	2,049,524
Sinotrans, Ltd. Class H	1,265,000	362,721
STO Express Co., Ltd. Class A (a)	30,371	53,999
YTO Express Group Co., Ltd. Class A	326,100	991,793
Yunda Holding Co., Ltd. Class A	146,158	371,924
ZTO Express Cayman, Inc. ADR	257,079	7,056,819
		12,218,599
AIRLINES — 0.3%
Air China, Ltd. Class A (a)	888,500	1,538,660
Air China, Ltd. Class H (a) (b)	592,000	514,524
China Eastern Airlines Corp., Ltd. Class A (a)	979,600	802,184
China Eastern Airlines Corp., Ltd. Class H (a) (b)	204,000	78,252
China Southern Airlines Co., Ltd. Class A (a)	603,800	658,360
China Southern Airlines Co., Ltd. Class H (a) (b)	886,000	512,612
		4,104,592
AUTO COMPONENTS — 0.4%
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	5,800	147,937
China First Capital Group, Ltd. (a)	431,600	16,776
Fuyao Glass Industry Group Co., Ltd. Class A	181,200	1,130,034
Fuyao Glass Industry Group Co., Ltd. Class H (c)	288,400	1,462,775
Huayu Automotive Systems Co., Ltd. Class A	181,600	623,012
Kandi Technologies Group, Inc. (a) (b)	28,201	67,682
Minth Group, Ltd.	562,000	1,532,672
Security Description	Shares	Value
Ningbo Tuopu Group Co., Ltd. Class A	34,500	$352,143
Shandong Linglong Tyre Co., Ltd. Class A	175,600	664,504
Tianneng Power International, Ltd. (b)	590,000	638,350
		6,635,885
AUTOMOBILES — 4.6%
BAIC Motor Corp., Ltd. Class H (c)	136,400	45,368
BYD Co., Ltd. Class A	115,300	5,735,419
BYD Co., Ltd. Class H	433,000	17,326,732
Chongqing Changan Automobile Co., Ltd. Class A	779,652	2,014,196
Dongfeng Motor Group Co., Ltd. Class H	1,641,300	1,246,618
Geely Automobile Holdings, Ltd.	3,156,000	7,175,150
Great Wall Motor Co., Ltd. Class H	2,214,500	4,554,895
Guangzhou Automobile Group Co., Ltd. Class H	2,201,691	2,129,596
Li Auto, Inc. ADR (a)	159,141	6,096,692
NIO, Inc. ADR (a)	826,103	17,942,957
Niu Technologies ADR (a)	20,420	175,612
Qingling Motors Co., Ltd. Class H	4,044,000	680,274
SAIC Motor Corp., Ltd. Class A	568,079	1,509,127
XPeng, Inc. ADR (a)	186,686	5,925,414
Yadea Group Holdings, Ltd. (c)	518,000	1,013,958
		73,572,008
BANKS — 9.7%
Agricultural Bank of China, Ltd. Class A	5,835,700	2,628,772
Agricultural Bank of China, Ltd. Class H	18,391,000	6,937,391
Bank of Beijing Co., Ltd. Class A	720,400	487,846
Bank of Chengdu Co., Ltd. Class A	503,400	1,244,947
Bank of China, Ltd. Class A	2,134,600	1,037,976
Bank of China, Ltd. Class H	45,449,700	18,129,026
Bank of Chongqing Co., Ltd. Class H	1,496,500	797,172
Bank of Communications Co., Ltd. Class A	1,108,200	823,191
Bank of Communications Co., Ltd. Class H	13,308,824	9,192,594
Bank of Hangzhou Co., Ltd. Class A	499,600	1,116,316
Bank of Jiangsu Co., Ltd. Class A	798,300	847,811
Bank of Nanjing Co., Ltd. Class A	493,800	767,488
Bank of Ningbo Co., Ltd. Class A	348,010	1,858,870

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Bank of Shanghai Co., Ltd. Class A	710,200	$693,865
Bank of Zhengzhou Co., Ltd. Class A (a)	1,038,819	416,817
China Bohai Bank Co., Ltd. Class H (b) (c)	1,513,000	254,514
China CITIC Bank Corp., Ltd. Class H	5,948,471	2,660,796
China Construction Bank Corp. Class H	60,913,623	40,909,499
China Everbright Bank Co., Ltd. Class A	1,959,500	879,761
China Everbright Bank Co., Ltd. Class H	1,048,000	339,230
China Merchants Bank Co., Ltd. Class A	1,011,900	6,369,467
China Merchants Bank Co., Ltd. Class H	2,292,235	15,336,193
China Minsheng Banking Corp., Ltd. Class A	194,800	108,090
China Minsheng Banking Corp., Ltd. Class H (b)	4,917,259	1,754,608
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,754,000	989,720
Huaxia Bank Co., Ltd. Class A	219,100	170,268
Industrial & Commercial Bank of China, Ltd. Class A	3,432,200	2,441,991
Industrial & Commercial Bank of China, Ltd. Class H	39,309,789	23,344,563
Industrial Bank Co., Ltd. Class A	1,125,100	3,339,621
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	547,500	623,922
Ping An Bank Co., Ltd. Class A	972,400	2,172,750
Postal Savings Bank of China Co., Ltd. Class A	1,836,900	1,476,819
Postal Savings Bank of China Co., Ltd. Class H (b) (c)	5,005,000	3,973,665
Shanghai Pudong Development Bank Co., Ltd. Class A	1,108,470	1,324,371
		155,449,930
BEVERAGES — 3.4%
Anhui Gujing Distillery Co., Ltd. Class A	38,800	1,444,886
Anhui Kouzi Distillery Co., Ltd. Class A	43,000	375,918
Beijing Shunxin Agriculture Co., Ltd. Class A	46,600	186,422
Beijing Yanjing Brewery Co., Ltd. Class A	540,200	778,368
China Resources Beer Holdings Co., Ltd.	905,667	6,751,861
Chongqing Brewery Co., Ltd. Class A	45,039	984,863
Huiyuan Juice Group, Ltd. (d)	701,000	—
Jiangsu King's Luck Brewery JSC, Ltd. Class A	98,100	746,264
Security Description	Shares	Value
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	79,500	$2,171,836
JiuGui Liquor Co., Ltd. Class A	10,200	282,698
Kweichow Moutai Co., Ltd. Class A	61,331	18,707,958
Luzhou Laojiao Co., Ltd. Class A	79,300	2,916,175
Nongfu Spring Co., Ltd. Class H (b) (c)	871,600	5,003,929
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	32,620	146,163
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	70,240	3,402,934
Sichuan Swellfun Co., Ltd. Class A	46,300	639,092
Tsingtao Brewery Co., Ltd. Class A	40,100	621,579
Tsingtao Brewery Co., Ltd. Class H	223,000	2,318,965
Wuliangye Yibin Co., Ltd. Class A	203,200	6,120,369
Yantai Changyu Pioneer Wine Co., Ltd. Class A	60,000	266,162
		53,866,442
BIOTECHNOLOGY — 1.6%
3SBio, Inc. (c)	579,500	460,826
Akeso, Inc. (a) (c)	348,000	1,022,231
Alphamab Oncology (a) (b) (c)	126,000	129,903
Ascentage Pharma Group International (a) (b) (c)	38,800	105,320
BeiGene, Ltd. ADR (a)	30,922	5,004,726
Beijing SL Pharmaceutical Co., Ltd. Class A	130,875	189,552
Beijing Tiantan Biological Products Corp., Ltd. Class A	181,029	655,616
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	34,758	805,154
Berry Genomics Co., Ltd. Class A (a)	110,500	236,355
BGI Genomics Co., Ltd. Class A	29,699	317,624
Chongqing Zhifei Biological Products Co., Ltd. Class A	95,700	1,584,627
CStone Pharmaceuticals (a) (b) (c)	279,000	186,665
Daan Gene Co., Ltd. Class A	263,440	675,477
Everest Medicines, Ltd. (a) (b) (c)	41,000	117,562
Genetron Holdings, Ltd. ADR (a) (b)	29,803	50,665
Getein Biotech, Inc. Class A	257,728	548,194
Hualan Biological Engineering, Inc. Class A	119,100	405,042
I-Mab ADR (a) (b)	19,000	214,700
Imeik Technology Development Co., Ltd. Class A	7,700	689,132

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
InnoCare Pharma, Ltd. (a) (b) (c)	320,000	$545,639
Innovent Biologics, Inc. (a) (c)	566,500	2,519,558
Jacobio Pharmaceuticals Group Co., Ltd. (a) (b) (c)	87,900	68,331
JW Cayman Therapeutics Co., Ltd. (a) (b) (c)	154,500	159,482
Kintor Pharmaceutical, Ltd. (a) (b) (c)	122,500	291,929
Legend Biotech Corp. ADR (a)	39,855	2,192,025
Remegen Co., Ltd. Class H (a) (b) (c)	63,500	355,657
Shanghai Haohai Biological Technology Co., Ltd. Class H (c)	28,900	152,843
Shanghai Junshi Biosciences Co., Ltd. Class A (a)	85,435	960,096
Shanghai Junshi Biosciences Co., Ltd. Class H (a) (b) (c)	20,000	107,685
Shanghai RAAS Blood Products Co., Ltd. Class A	490,600	433,946
Shenzhen Kangtai Biological Products Co., Ltd. Class A	64,760	436,421
Walvax Biotechnology Co., Ltd. Class A	145,100	1,047,312
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	323,400	651,219
Zai Lab, Ltd. ADR (a)	45,248	1,569,201
		24,890,715
BUILDING PRODUCTS — 0.5%
Beijing New Building Materials PLC Class A	221,400	1,143,293
China Lesso Group Holdings, Ltd.	633,000	955,113
Guangdong Kinlong Hardware Products Co., Ltd. Class A	10,300	199,295
Xinyi Glass Holdings, Ltd.	1,655,000	3,969,326
Zhejiang Weixing New Building Materials Co., Ltd. Class A	268,775	963,777
Zhuzhou Kibing Group Co., Ltd. Class A	139,700	265,680
		7,496,484
CAPITAL MARKETS — 2.1%
Caitong Securities Co., Ltd. Class A	481,070	564,724
Central China Securities Co., Ltd. Class H (b)	647,000	109,662
Changjiang Securities Co., Ltd. Class A	568,500	502,850
China Cinda Asset Management Co., Ltd. Class H	4,453,200	698,034
China Everbright, Ltd.	696,000	654,583
China Galaxy Securities Co., Ltd. Class H	2,789,500	1,610,363
China International Capital Corp., Ltd. Class A	77,800	516,292
Security Description	Shares	Value
China International Capital Corp., Ltd. Class H (b) (c)	403,600	$859,976
China Merchants Securities Co., Ltd. Class A	557,592	1,198,488
CITIC Securities Co., Ltd. Class A	440,425	1,422,930
CITIC Securities Co., Ltd. Class H	1,499,850	3,352,560
CSC Financial Co., Ltd. Class A	170,804	736,545
Dongxing Securities Co., Ltd. Class A	364,700	484,149
East Money Information Co., Ltd. Class A	576,732	2,185,047
Everbright Securities Co., Ltd. Class A	344,500	809,839
Founder Securities Co., Ltd. Class A	586,800	587,308
GF Securities Co., Ltd. Class A	289,400	807,222
GF Securities Co., Ltd. Class H	904,000	1,195,817
Guosen Securities Co., Ltd. Class A	344,500	491,761
Guotai Junan International Holdings, Ltd. (b)	2,466,000	292,264
Guotai Junan Securities Co., Ltd. Class A	555,100	1,258,542
Guoyuan Securities Co., Ltd. Class A	579,940	538,055
Haitong Securities Co., Ltd. Class A	294,600	431,077
Haitong Securities Co., Ltd. Class H	2,537,000	1,862,267
Huatai Securities Co., Ltd. Class A	393,800	834,098
Huatai Securities Co., Ltd. Class H (c)	1,126,800	1,671,471
Huaxi Securities Co., Ltd. Class A	407,900	477,005
Industrial Securities Co., Ltd. Class A	627,500	659,866
Noah Holdings, Ltd. ADR (a) (b)	30,028	607,466
Orient Securities Co., Ltd. Class A	560,808	854,069
Shaanxi International Trust Co., Ltd. Class A	2,062,330	959,767
Shanxi Securities Co., Ltd. Class A	695,590	595,550
Shenwan Hongyuan Group Co., Ltd. Class A	1,304,410	834,688
Sinolink Securities Co., Ltd. Class A	440,500	591,346
SooChow Securities Co., Ltd. Class A	584,152	603,826
Southwest Securities Co., Ltd. Class A	875,500	518,441
Up Fintech Holding, Ltd. ADR (a) (b)	35,933	169,244
Western Securities Co., Ltd. Class A	448,400	437,418

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Zheshang Securities Co., Ltd. Class A (a)	448,600	$761,473
		33,746,083
CHEMICALS — 1.5%
ADAMA, Ltd. Class A	431,500	779,432
China BlueChemical, Ltd. Class H	2,302,000	662,999
China Lumena New Materials Corp. (a) (b) (d)	89,113	—
COFCO Biotechnology Co., Ltd. Class L	581,300	783,830
Do-Fluoride New Materials Co., Ltd. Class A	58,800	428,971
Dongyue Group, Ltd.	693,000	867,249
Fufeng Group, Ltd.	672,000	430,761
Guangzhou Tinci Materials Technology Co., Ltd. Class A	91,080	843,117
Hengli Petrochemical Co., Ltd. Class A	295,400	979,937
Hengyi Petrochemical Co., Ltd. Class A	417,491	654,490
Hoshine Silicon Industry Co., Ltd. Class A	29,200	513,772
Huabao International Holdings, Ltd. (b)	418,000	321,745
Huapont Life Sciences Co., Ltd. Class A	701,700	584,035
Hubei Xingfa Chemicals Group Co., Ltd. Class A	72,800	477,681
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	729,500	531,004
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A	249,900	391,762
Jiangsu Eastern Shenghong Co., Ltd. Class A	287,600	725,413
Jiangsu Yoke Technology Co., Ltd. Class A	68,500	567,172
LB Group Co., Ltd. Class A	248,400	742,881
Ningxia Baofeng Energy Group Co., Ltd. Class A	304,100	664,519
Rongsheng Petrochemical Co., Ltd. Class A	536,300	1,231,117
Satellite Chemical Co., Ltd. Class A	128,312	494,744
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	187,264	815,624
Shanghai Putailai New Energy Technology Co., Ltd. Class A	68,280	859,585
Shenzhen Capchem Technology Co., Ltd. Class A	22,500	176,397
Shenzhen Senior Technology Material Co., Ltd. Class A	70,179	303,988
Sichuan Development Lomon Co., Ltd. Class A (a)	135,200	348,073
Sichuan Lutianhua Co., Ltd. Class A (a)	233,900	183,165
Security Description	Shares	Value
Sichuan Yahua Industrial Group Co., Ltd. Class A	67,500	$328,731
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,665,999	455,265
Skshu Paint Co., Ltd. Class A (a)	12,040	232,442
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	32,500	423,690
Tongkun Group Co., Ltd. Class A	308,400	730,496
Transfar Zhilian Co., Ltd. Class A	477,200	457,683
Wanhua Chemical Group Co., Ltd. Class A	171,000	2,473,866
Yunnan Energy New Material Co., Ltd. Class A	43,007	1,606,620
Zhejiang Juhua Co., Ltd. Class A	388,100	761,242
Zhejiang Yongtai Technology Co., Ltd. Class A	55,800	274,081
Zibo Qixiang Tengda Chemical Co., Ltd. Class A (a)	535,560	647,861
		24,755,440
COMMERCIAL SERVICES & SUPPLIES — 0.2%
China Conch Environment Protection Holdings, Ltd. (a)	1,121,000	780,005
China Everbright Environment Group, Ltd.	2,896,925	1,709,296
Dongjiang Environmental Co., Ltd. Class H (b)	232,600	85,666
Shanghai M&G Stationery, Inc. Class A	102,180	854,726
		3,429,693
COMMUNICATIONS EQUIPMENT — 0.4%
Addsino Co., Ltd. Class A	317,300	565,103
Beijing BDStar Navigation Co., Ltd. Class A	26,800	126,161
BYD Electronic International Co., Ltd. (b)	469,500	1,480,846
China Fiber Optic Network System Group, Ltd. (d)	1,131,600	—
Comba Telecom Systems Holdings, Ltd. (a) (b)	2,034,310	347,393
Fiberhome Telecommunication Technologies Co., Ltd. Class A	54,400	117,495
Fujian Star-net Communication Co., Ltd. Class A	138,500	467,713
Guangzhou Haige Communications Group, Inc. Co. Class A	134,200	181,957
Hytera Communications Corp., Ltd. Class A (a)	19,000	13,717
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	35,800	168,208

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co. Class H (c)	287,000	$492,296
Yangtze Optical Fibre and Cable Joint Stock, Ltd., Co. Class A	71,400	329,299
Yealink Network Technology Corp., Ltd. Class A	39,400	447,527
ZTE Corp. Class A	170,900	650,798
ZTE Corp. Class H	590,997	1,376,767
		6,765,280
CONSTRUCTION & ENGINEERING — 0.7%
China Communications Services Corp., Ltd. Class H	1,595,600	701,523
China Conch Venture Holdings, Ltd.	1,219,000	2,656,433
China Railway Group, Ltd. Class A	654,500	599,420
China Railway Group, Ltd. Class H	3,416,000	2,111,343
China State Construction Engineering Corp., Ltd. Class A	2,062,200	1,636,423
Metallurgical Corp. of China, Ltd. Class A	1,376,100	718,408
Metallurgical Corp. of China, Ltd. Class H	1,403,000	336,136
Power Construction Corp. of China, Ltd. Class A	815,000	956,721
Shanghai Construction Group Co., Ltd. Class A	1,142,200	516,224
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A (a)	425,200	322,188
Xinte Energy Co., Ltd. Class H	138,400	415,361
		10,970,180
CONSTRUCTION MATERIALS — 0.7%
Anhui Conch Cement Co., Ltd. Class A	134,200	706,211
Anhui Conch Cement Co., Ltd. Class H	836,000	3,622,299
BBMG Corp. Class H	1,689,000	245,377
China Jushi Co., Ltd. Class A	425,570	1,105,154
China National Building Material Co., Ltd. Class H	2,774,000	2,962,440
China Resources Cement Holdings, Ltd.	1,313,163	881,918
CSG Holding Co., Ltd. Class A	591,017	654,119
Huaxin Cement Co., Ltd. Class A	209,900	610,834
Sichuan Hexie Shuangma Co., Ltd. Class A	180,100	650,640
Tangshan Jidong Cement Co., Ltd. Class A	3,600	5,649
		11,444,641
CONSUMER FINANCE — 0.2%
360 DigiTech, Inc. ADR (b)	51,615	892,940
Security Description	Shares	Value
FinVolution Group ADR	39,631	$188,247
LexinFintech Holdings, Ltd. ADR (a)	100,193	223,430
Lufax Holding, Ltd. ADR	285,070	1,710,420
Qudian, Inc. ADR (a) (b)	176,295	193,925
		3,208,962
CONTAINERS & PACKAGING — 0.1%
Greatview Aseptic Packaging Co., Ltd.	584,000	116,845
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	187,240	825,295
		942,140
DISTRIBUTORS — 0.0% (e)
Xinhua Winshare Publishing and Media Co., Ltd. Class H	348,000	247,464
DIVERSIFIED CONSUMER SERVICES — 0.4%
China Education Group Holdings, Ltd.	645,000	637,853
China Maple Leaf Educational Systems, Ltd. (a)	1,207,497	54,628
China Yuhua Education Corp., Ltd. (c)	768,000	136,043
Fu Shou Yuan International Group, Ltd.	1,123,000	808,588
Gaotu Techedu, Inc. (a) (b)	68,028	133,335
Koolearn Technology Holding, Ltd. (a) (b) (c)	129,500	310,921
New Oriental Education & Technology Group, Inc. (a)	97,830	1,991,819
Offcn Education Technology Co., Ltd. Class A (a)	78,200	67,536
TAL Education Group ADR (a)	274,353	1,336,099
Tianli International Holdings, Ltd. (b)	19,000	2,566
Youdao, Inc. ADR (a) (b)	10,490	51,611
Zhejiang Yasha Decoration Co., Ltd. Class A	750,900	561,142
		6,092,141
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AVIC Industry-Finance Holdings Co., Ltd. Class A	808,200	417,107
China Common Rich Renewable Energy Investment, Ltd. (b) (d)	17,589,376	—
Chongsing Holdings,Ltd. (a) (d)	17,798,900	—
Far East Horizon, Ltd. (b)	1,458,000	1,222,595
Oceanwide Holdings Co., Ltd. Class A (a)	798,500	181,039
		1,820,741
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
China Tower Corp., Ltd. Class H (c)	29,924,000	3,851,591

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
CITIC Telecom International Holdings, Ltd.	1,711,000	$566,921
		4,418,512
ELECTRICAL EQUIPMENT — 1.7%
CBAK Energy Technology, Inc. (a)	148,683	159,091
Contemporary Amperex Technology Co., Ltd. Class A (a)	119,200	9,494,466
Dongfang Electric Corp., Ltd. Class A	424,500	1,041,590
Dongfang Electric Corp., Ltd. Class H	65,200	78,104
Eve Energy Co., Ltd. Class A	131,500	1,912,421
Fangda Carbon New Material Co., Ltd. Class A (a)	463,460	525,386
Fullshare Holdings, Ltd. (a)	6,117,500	89,654
Ginlong Technologies Co., Ltd. Class A	22,050	700,553
Gotion High-tech Co., Ltd. Class A	41,200	280,230
Guangzhou Great Power Energy & Technology Co., Ltd. Class A	20,400	186,984
Jiangsu Zhongtian Technology Co., Ltd. Class A	79,200	272,892
NARI Technology Co., Ltd. Class A	351,736	1,416,556
Ningbo Orient Wires & Cables Co., Ltd. Class A	18,100	206,805
Ningbo Sanxing Medical Electric Co., Ltd. Class A	354,500	702,210
Shanghai Electric Group Co., Ltd. Class A	784,200	480,753
Shanghai Electric Group Co., Ltd. Class H	3,402,000	836,740
Shanghai Liangxin Electrical Co., Ltd. Class A (a)	70,950	174,936
Shanghai Moons' Electric Co., Ltd. Class A	95,700	303,050
Sungrow Power Supply Co., Ltd. Class A	69,700	1,021,453
Sunwoda Electronic Co., Ltd. Class A	79,700	375,663
Suzhou Maxwell Technologies Co., Ltd. Class A	7,584	555,321
TBEA Co., Ltd. Class A	200,700	819,960
Tech Pro Technology Development, Ltd. (a) (b) (d)	4,481,396	—
Titan Wind Energy Suzhou Co., Ltd. Class A	72,500	178,325
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	315,800	697,151
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	542,560	1,015,016
Zhejiang Chint Electrics Co., Ltd. Class A	176,900	944,107
Security Description	Shares	Value
Zhuzhou CRRC Times Electric Co., Ltd.	428,500	$2,113,299
		26,582,716
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
AAC Technologies Holdings, Inc. (b)	522,245	1,201,963
Accelink Technologies Co., Ltd. Class A	138,100	362,131
Anxin-China Holdings, Ltd. (d)	3,068,000	—
Avary Holding Shenzhen Co., Ltd. Class A	104,100	469,088
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	9,500	190,349
BOE Technology Group Co., Ltd. Class A	2,100,800	1,234,622
China Zhenhua Group Science & Technology Co., Ltd. Class A	34,100	691,593
Foxconn Industrial Internet Co., Ltd. Class A	285,800	419,479
GoerTek, Inc. Class A	217,900	1,092,068
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	41,900	470,736
Hollysys Automation Technologies, Ltd.	47,017	695,852
Ju Teng International Holdings, Ltd.	1,352,000	254,998
Kingboard Holdings, Ltd.	515,999	1,953,010
Kingboard Laminates Holdings, Ltd.	503,000	620,501
Lens Technology Co., Ltd. Class A	270,800	447,146
Lingyi iTech Guangdong Co. Class A (a)	406,400	304,306
Luxshare Precision Industry Co., Ltd. Class A	397,763	2,004,775
Maxscend Microelectronics Co., Ltd. Class A	48,953	985,748
OFILM Group Co., Ltd. Class A (a)	300,900	301,160
Shengyi Technology Co., Ltd. Class A	148,700	376,840
Shennan Circuits Co., Ltd. Class A	45,320	633,474
Shenzhen Kinwong Electronic Co., Ltd. Class A	113,900	396,362
Sunny Optical Technology Group Co., Ltd.	448,600	7,311,878
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	184,600	631,377
Tianma Microelectronics Co., Ltd. Class A	287,600	427,698
Unisplendour Corp., Ltd. Class A	175,176	506,908

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Universal Scientific Industrial Shanghai Co., Ltd. Class A	204,200	$437,384
Wasion Holdings, Ltd.	630,000	206,335
Westone Information Industry, Inc. Class A	137,600	880,704
Wingtech Technology Co., Ltd. Class A	73,600	934,354
Wuhan Guide Infrared Co., Ltd. Class A	441,749	848,022
WUS Printed Circuit Kunshan Co., Ltd. Class A	169,410	372,974
Zepp Health Corp. ADR	19,527	36,125
Zhejiang Dahua Technology Co., Ltd. Class A	235,700	577,279
		28,277,239
ENERGY EQUIPMENT & SERVICES — 0.1%
Anton Oilfield Services Group (a) (b)	1,596,000	92,543
China Oilfield Services, Ltd. Class H	1,377,900	1,350,340
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	467,012	286,301
Sinopec Oilfield Service Corp. Class H (a)	2,198,000	170,867
		1,900,051
ENTERTAINMENT — 2.1%
CT Environmental Group Ltd (a) (b) (d)	1,980,400	—
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	235,600	746,068
Alibaba Pictures Group, Ltd. (a)	11,370,000	1,115,707
Bilibili, Inc. ADR (a) (b)	139,376	3,568,025
DouYu International Holdings, Ltd. ADR (a) (b)	83,628	100,354
G-bits Network Technology Xiamen Co., Ltd. Class A	6,146	355,695
Giant Network Group Co., Ltd. Class A	195,100	266,276
HUYA, Inc. ADR (a)	33,710	130,795
iQIYI, Inc. ADR (a) (b)	199,993	839,971
Kingsoft Corp., Ltd.	612,200	2,387,338
Mango Excellent Media Co., Ltd. Class A	100,866	501,908
NetDragon Websoft Holdings, Ltd.	320,000	688,369
NetEase, Inc. ADR	221,386	20,668,597
Perfect World Co., Ltd. Class A	213,600	457,837
Tencent Music Entertainment Group ADR (a)	282,871	1,420,012
XD, Inc. (a) (b)	135,200	352,346
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	514,812	370,125
		33,969,423
Security Description	Shares	Value
FOOD & STAPLES RETAILING — 0.1%
Jiajiayue Group Co., Ltd. Class A (a)	142,708	$303,118
Laobaixing Pharmacy Chain JSC Class A	102,050	515,715
Sun Art Retail Group, Ltd. (b)	1,733,000	563,168
Yifeng Pharmacy Chain Co., Ltd. Class A	100,734	793,797
		2,175,798
FOOD PRODUCTS — 2.4%
Ausnutria Dairy Corp., Ltd. (b)	26,900	28,385
China Feihe, Ltd. (c)	1,623,000	1,865,624
China Huishan Dairy Holdings Co., Ltd. (b) (d)	2,729,000	—
China Mengniu Dairy Co., Ltd.	1,701,220	8,487,726
China Yurun Food Group, Ltd. (a)	1,452,000	120,276
COFCO Joycome Foods., Ltd.	1,033,000	500,245
Dali Foods Group Co., Ltd. (c)	867,000	460,738
Foshan Haitian Flavouring & Food Co., Ltd. Class A	225,428	3,038,345
Fujian Sunner Development Co., Ltd. Class A	147,200	421,124
Guangdong Haid Group Co., Ltd. Class A	119,600	1,070,552
Health & Happiness H&H International Holdings, Ltd.	144,000	189,750
Henan Shuanghui Investment & Development Co., Ltd. Class A	172,900	755,641
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	400,800	2,328,564
Jiangxi Zhengbang Technology Co., Ltd. Class A (a)	209,700	189,550
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A (a)	101,393	523,435
Juewei Food Co., Ltd. Class A	20,900	180,251
Muyuan Foods Co., Ltd. Class A	258,846	2,133,949
New Hope Liuhe Co., Ltd. Class A (a)	252,100	575,331
Tingyi Cayman Islands Holding Corp.	1,259,844	2,157,820
Toly Bread Co., Ltd. Class A	146,200	360,910
Tongwei Co., Ltd. Class A	283,700	2,533,081
Uni-President China Holdings, Ltd.	1,111,400	953,201
Want Want China Holdings, Ltd.	3,789,933	3,293,935
Wens Foodstuffs Group Co., Ltd. Class A (a)	244,800	777,392
WH Group, Ltd. (c)	5,542,183	4,280,087
Yihai International Holding, Ltd. (b)	334,000	1,204,570
Yihai Kerry Arawana Holdings Co., Ltd. Class A (a)	61,300	493,933
		38,924,415

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 0.5%
Beijing Enterprises Holdings, Ltd.	187,000	$664,882
China Gas Holdings, Ltd.	1,476,000	2,279,755
China Resources Gas Group, Ltd.	671,300	3,126,822
Chongqing Gas Group Corp., Ltd. Class A	231,800	249,634
Kunlun Energy Co., Ltd.	2,643,400	2,166,072
		8,487,165
HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
AK Medical Holdings, Ltd. (c)	94,000	70,438
Intco Medical Technology Co., Ltd. Class A	77,560	293,386
Jafron Biomedical Co., Ltd. Class A	23,155	175,764
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	184,282	705,330
Lifetech Scientific Corp. (a) (b)	1,284,000	472,892
Microport Cardioflow Medtech Corp. (a) (b) (c)	90,000	35,899
Microport Scientific Corp. (a) (b)	391,411	1,134,785
Ovctek China, Inc. Class A	57,300	488,796
Peijia Medical, Ltd. (a) (c)	217,000	214,596
Qingdao Haier Biomedical Co., Ltd. Class A	21,246	230,803
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,885,600	2,191,510
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	68,800	3,214,128
Sinocare, Inc. Class A	155,400	651,344
Venus MedTech Hangzhou, Inc. Class H (a) (b) (c)	119,000	265,390
		10,145,061
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Aier Eye Hospital Group Co., Ltd. Class A	260,078	1,736,776
China National Accord Medicines Corp., Ltd. Class A	97,800	434,573
China Resources Medical Holdings Co., Ltd.	628,500	406,882
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	11,800	145,295
Huadong Medicine Co., Ltd. Class A	146,000	983,467
Hygeia Healthcare Holdings Co., Ltd. (b) (c)	117,200	778,899
Jinxin Fertility Group, Ltd. (c)	664,500	612,255
Jointown Pharmaceutical Group Co., Ltd. Class A	304,000	540,055
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	320,200	266,029
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	780,500	1,293,050
Security Description	Shares	Value
Sinopharm Group Co., Ltd. Class H	869,600	$2,107,799
Topchoice Medical Corp. Class A (a)	12,900	335,652
		9,640,732
HEALTH CARE TECHNOLOGY — 0.1%
Alibaba Health Information Technology, Ltd. (a)	554,000	381,244
Winning Health Technology Group Co., Ltd. Class A	278,800	365,124
Yidu Tech, Inc. (a) (b) (c)	203,500	242,739
		989,107
HOTELS, RESTAURANTS & LEISURE — 1.9%
Ajisen China Holdings, Ltd.	746,000	85,562
China Travel International Investment Hong Kong, Ltd. (a) (b)	4,826,000	1,008,626
Haichang Ocean Park Holdings, Ltd. (a) (b) (c)	302,000	306,351
Haidilao International Holding, Ltd. (a) (b) (c)	455,000	1,061,113
Huazhu Group, Ltd. ADR (b)	82,738	3,152,318
Jiumaojiu International Holdings, Ltd. (b) (c)	255,000	677,556
Shanghai Jinjiang International Hotels Co., Ltd. Class A	147,810	1,386,780
Shenzhen Overseas Chinese Town Co., Ltd. Class A	588,000	569,213
Songcheng Performance Development Co., Ltd. Class A	242,700	555,688
Tongcheng Travel Holdings, Ltd. (a)	544,507	1,171,319
Trip.com Group, Ltd. ADR (a)	293,672	8,061,296
Yum China Holdings, Inc.	268,065	13,001,153
		31,036,975
HOUSEHOLD DURABLES — 1.1%
Beijing Roborock Technology Co., Ltd. Class A	3,325	305,857
Ecovacs Robotics Co., Ltd. Class A	24,700	449,074
Gree Electric Appliances, Inc. of Zhuhai Class A	211,200	1,062,269
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	32,200	105,617
Haier Smart Home Co., Ltd. Class A	291,100	1,192,328
Haier Smart Home Co., Ltd. Class H	1,404,000	5,197,714
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	237,600	667,699
Hangzhou Robam Appliances Co., Ltd. Class A	150,800	810,436
Hisense Home Appliances Group Co., Ltd. Class H	403,000	455,028

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Jason Furniture Hangzhou Co., Ltd. Class A	150,840	$1,274,137
Joyoung Co., Ltd. Class A	183,354	502,130
JS Global Lifestyle Co., Ltd. (c)	504,000	656,418
KingClean Electric Co., Ltd. Class A	186,060	700,202
Oppein Home Group, Inc. Class A	44,080	990,718
Shenzhen MTC Co., Ltd. Class A (a)	1,027,100	588,298
Skyworth Group, Ltd.	1,321,057	653,209
TCL Technology Group Corp. Class A	1,124,100	803,144
Zhejiang Supor Co., Ltd. Class A	62,665	526,617
		16,940,895
HOUSEHOLD PRODUCTS — 0.1%
Blue Moon Group Holdings, Ltd. (b) (c)	533,000	455,094
Vinda International Holdings, Ltd. (b)	342,000	876,035
		1,331,129
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.4%
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,394,000	319,768
CGN New Energy Holdings Co., Ltd. (b)	678,000	319,691
CGN Power Co., Ltd. Class H (c)	8,343,000	2,020,110
China Datang Corp. Renewable Power Co., Ltd. Class H	2,381,000	810,158
China Longyuan Power Group Corp., Ltd. Class H	2,143,000	4,140,192
China National Nuclear Power Co., Ltd. Class A	721,200	737,960
China Power International Development, Ltd.	3,777,000	2,397,041
China Resources Power Holdings Co., Ltd.	1,262,092	2,605,584
China Yangtze Power Co., Ltd. Class A	1,267,200	4,370,046
Concord New Energy Group, Ltd.	6,240,000	620,267
Datang International Power Generation Co., Ltd. Class H	4,828,287	799,900
Huadian Power International Corp., Ltd. Class H (b)	1,456,000	530,672
Huaneng Power International, Inc. Class A	28,500	29,928
Huaneng Power International, Inc. Class H	2,964,129	1,476,974
SDIC Power Holdings Co., Ltd. Class A	447,300	700,553
Sichuan Chuantou Energy Co., Ltd. Class A	429,600	763,825
Security Description	Shares	Value
Xinyi Energy Holdings, Ltd.	904,000	$463,120
		23,105,789
INDUSTRIAL CONGLOMERATES — 0.2%
China Baoan Group Co., Ltd. Class A	118,100	237,637
CITIC, Ltd.	2,421,000	2,452,794
Shanghai Industrial Holdings, Ltd.	467,000	674,884
		3,365,315
INSURANCE — 3.3%
China Life Insurance Co., Ltd. Class A	220,800	1,023,607
China Life Insurance Co., Ltd. Class H	4,491,040	7,818,019
China Pacific Insurance Group Co., Ltd. Class A	313,700	1,101,005
China Pacific Insurance Group Co., Ltd. Class H	1,697,800	4,149,868
China Reinsurance Group Corp. Class H	2,101,000	174,036
China Taiping Insurance Holdings Co., Ltd.	1,015,291	1,252,463
Fanhua, Inc. ADR (b)	63,272	327,116
Hubei Biocause Pharmaceutical Co., Ltd. Class A	522,300	265,661
New China Life Insurance Co., Ltd. Class A	79,000	379,316
New China Life Insurance Co., Ltd. Class H	666,600	1,873,152
People's Insurance Co. Group of China, Ltd. Class A	418,800	316,090
People's Insurance Co. Group of China, Ltd. Class H	4,609,000	1,409,669
PICC Property & Casualty Co., Ltd. Class H	4,206,287	4,374,095
Ping An Insurance Group Co. of China, Ltd. Class A	492,300	3,428,520
Ping An Insurance Group Co. of China, Ltd. Class H	3,634,100	24,707,591
ZhongAn Online P&C Insurance Co., Ltd. Class H (a) (b) (c)	292,100	951,090
		53,551,298
INTERACTIVE MEDIA & SERVICES — 12.7%
Autohome, Inc. ADR	40,793	1,604,389
Baidu, Inc. ADR (a)	167,961	24,980,839
Baidu, Inc. Class A (a)	4,831	91,424
China Metal Recycling Holdings, Ltd. (a) (b) (d)	268,085	—
Hello Group, Inc. ADR (b)	111,591	563,535
JOYY, Inc. ADR (b)	33,337	995,443
Kanzhun, Ltd. ADR (a)	15,408	404,922
Kuaishou Technology (a) (c)	872,100	9,713,524
Luokung Technology Corp. (a)	289,457	115,754
Meitu, Inc. (a) (b) (c)	1,573,500	208,545
Sohu.com, Ltd. ADR (a) (b)	19,232	318,674
Tencent Holdings, Ltd.	3,599,015	162,546,074

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Weibo Corp. ADR (a)	36,200	$837,306
Zhihu, Inc. ADR (a) (b)	40,049	71,688
		202,452,117
INTERNET & DIRECT MARKETING RETAIL — 15.6%
Alibaba Group Holding, Ltd. ADR (a)	1,095,113	124,492,446
Baozun, Inc. ADR (a) (b)	23,446	256,499
Dada Nexus, Ltd. ADR (a) (b)	41,974	340,409
JD Health International, Inc. (a) (b) (c)	622,250	4,880,812
JD.com, Inc. ADR	547,684	35,172,266
JD.com, Inc. Class A	156,832	5,052,553
Meituan Class B (a) (c)	2,429,500	60,126,406
Pinduoduo, Inc. ADR (a)	261,773	16,177,571
Ping An Healthcare & Technology Co., Ltd. (a) (b) (c)	315,554	934,966
Uxin, Ltd. ADR (a) (b)	51,109	21,466
Vipshop Holdings, Ltd. ADR (a)	239,566	2,369,308
		249,824,702
IT SERVICES — 0.5%
China TransInfo Technology Co., Ltd. Class A (a)	223,100	370,047
Chinasoft International, Ltd.	1,458,000	1,492,012
Chindata Group Holdings, Ltd. ADR (a) (b)	67,015	520,036
Digital China Holdings, Ltd.	416,000	206,225
GDS Holdings, Ltd. ADR (a)	74,271	2,479,909
Hi Sun Technology China, Ltd. (a) (b)	1,755,000	219,181
Kingsoft Cloud Holdings, Ltd. ADR (a) (b)	53,916	239,926
TravelSky Technology, Ltd. Class H	667,000	1,295,418
Vnet Group, Inc. ADR (a)	73,596	444,520
Yeahka, Ltd. (a) (b)	112,000	316,862
		7,584,136
LEISURE EQUIPMENT & PRODUCTS — 0.0% (e)
Alpha Group Class A (a)	609,600	426,453
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Austar Lifesciences, Ltd. (a)	97,000	31,027
Genscript Biotech Corp. (a)	770,000	2,791,722
Hangzhou Tigermed Consulting Co., Ltd. Class A	66,600	1,136,954
Hangzhou Tigermed Consulting Co., Ltd. Class H (c)	28,500	329,421
Joinn Laboratories China Co., Ltd. Class A	20,911	354,952
Maccura Biotechnology Co., Ltd. Class A	29,800	91,078
Pharmaron Beijing Co., Ltd. Class A	115,400	1,639,030
Pharmaron Beijing Co., Ltd. Class H (c)	12,900	129,132
Security Description	Shares	Value
Shanghai Medicilon, Inc. Class A	4,947	$250,597
Viva Biotech Holdings (a) (b) (c)	190,000	65,860
WuXi AppTec Co., Ltd. Class A	228,784	3,548,708
WuXi AppTec Co., Ltd. Class H (c)	128,200	1,707,275
Wuxi Biologics Cayman, Inc. (a) (c)	1,975,500	18,075,928
		30,151,684
MACHINERY — 1.1%
Beijing Jingcheng Machinery Electric Co., Ltd. Class A (a)	56,200	153,908
China CSSC Holdings, Ltd. Class A	212,600	601,884
China International Marine Containers Group Co., Ltd. Class H (b)	392,860	636,831
CIMC Enric Holdings, Ltd. (b)	632,000	678,959
CRRC Corp., Ltd. Class A	1,594,400	1,236,670
First Tractor Co., Ltd. Class H (b)	658,000	313,615
Haitian International Holdings, Ltd.	587,000	1,499,863
Han's Laser Technology Industry Group Co., Ltd. Class A	112,500	555,939
Hefei Meiya Optoelectronic Technology, Inc. Class A	174,180	563,262
Ideanomics, Inc. (a) (b)	537,969	356,458
Jiangsu Hengli Hydraulic Co., Ltd. Class A	107,796	992,388
Lonking Holdings, Ltd.	3,133,000	758,601
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	11,700	155,373
Sany Heavy Equipment International Holdings Co., Ltd.	334,000	354,986
Sany Heavy Industry Co., Ltd. Class A	441,918	1,256,370
Shenzhen Inovance Technology Co., Ltd. Class A	118,050	1,159,863
Sinotruk Hong Kong, Ltd.	218,500	306,297
Weichai Power Co., Ltd. Class H	1,681,680	2,670,303
Wuxi Shangji Automation Co., Ltd. Class A	12,040	280,141
XCMG Construction Machinery Co., Ltd. Class A	913,600	734,510
Yangzijiang Shipbuilding Holdings, Ltd.	1,970,300	1,316,648
Yantai Eddie Precision Machinery Co., Ltd. Class A	28,900	88,370
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	123,600	265,666

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class H	1,275,800	$681,233
		17,618,138
MARINE — 0.5%
Atlas Corp. (b)	68,303	731,525
COSCO SHIPPING Holdings Co., Ltd. Class A	128,700	266,837
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	2,803,577	3,915,815
SITC International Holdings Co., Ltd.	838,000	2,370,807
		7,284,984
MEDIA — 0.3%
China Literature, Ltd. (a) (c)	271,200	1,309,869
China South Publishing & Media Group Co., Ltd. Class A	91,456	128,777
Chinese Universe Publishing & Media Group Co., Ltd. Class A	67,200	100,135
Focus Media Information Technology Co., Ltd. Class A	758,900	761,821
iClick Interactive Asia Group, Ltd. ADR (a) (b)	49,807	33,465
NanJi E-Commerce Co., Ltd. Class A	449,200	357,795
Shandong Publishing & Media Co., Ltd. Class A	1,234,113	1,194,683
Wasu Media Holding Co., Ltd. Class A	398,000	473,145
		4,359,690
METALS & MINING — 2.3%
Aluminum Corp. of China, Ltd. Class H	3,402,000	1,287,626
Angang Steel Co., Ltd. Class H	1,551,435	579,296
Anhui Honglu Steel Construction Group Co., Ltd. Class A	129,030	642,821
Baoshan Iron & Steel Co., Ltd. Class A	1,486,600	1,334,884
China Hongqiao Group, Ltd. (b)	1,107,500	1,251,891
China Minmetals Rare Earth Co., Ltd. Class A	62,700	292,261
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	236,900	1,242,416
China Zhongwang Holdings, Ltd. (a) (b) (d)	1,029,600	110,217
Chongqing Iron & Steel Co., Ltd. Class A (a)	1,828,600	520,961
Citic Pacific Special Steel Group Co., Ltd. Class A	134,700	404,851
CMOC Group, Ltd. Class A	1,102,700	942,465
CMOC Group, Ltd. Class H (b)	2,337,000	1,304,464
Ganfeng Lithium Co., Ltd. Class A	130,500	2,894,506
Security Description	Shares	Value
Ganfeng Lithium Co., Ltd. Class H (c)	89,360	$983,342
GEM Co., Ltd. Class A	280,500	380,739
Guangdong HEC Technology Holding Co., Ltd. Class A (a)	525,900	705,206
Guangdong Hongda Holdings Group Co., Ltd. Class A	104,200	432,548
Guocheng Mining Co., Ltd. Class A (a)	276,100	646,163
Henan Shenhuo Coal & Power Co., Ltd. Class A	142,900	278,800
Hunan Valin Steel Co., Ltd. Class A	317,200	240,826
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	2,724,800	955,115
Inner Mongolia ERDOS Resources Co., Ltd. Class A	91,200	245,542
Jiangxi Copper Co., Ltd. Class H	841,000	1,151,064
Maanshan Iron & Steel Co., Ltd. Class A	1,443,500	816,035
Maanshan Iron & Steel Co., Ltd. Class H (b)	84,000	25,477
MMG, Ltd. (a)	1,700,000	632,602
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	1,321,300	748,925
Shandong Gold Mining Co., Ltd. Class A	365,520	1,011,911
Shandong Nanshan Aluminum Co., Ltd. Class A	564,200	310,536
Shanxi Meijin Energy Co., Ltd. Class A	376,800	685,684
Shanxi Taigang Stainless Steel Co., Ltd. Class A	309,500	251,600
Shenghe Resources Holding Co., Ltd. Class A	102,000	343,844
Shougang Fushan Resources Group, Ltd.	3,295,422	1,369,077
Tiangong International Co., Ltd.	610,000	219,996
Tianshan Aluminum Group Co., Ltd. Class A	214,200	208,634
Tibet Summit Resources Co., Ltd. Class A (a)	60,360	258,395
Xiamen Tungsten Co., Ltd. Class A	222,400	717,205
Xinxing Ductile Iron Pipes Co., Ltd. Class A	1,540,800	1,107,762
YongXing Special Materials Technology Co., Ltd. Class A	12,900	292,877
Youngy Co., Ltd. Class A (a)	14,511	332,678
Yunnan Aluminium Co., Ltd. Class A	160,300	236,235
Zhaojin Mining Industry Co., Ltd. Class H (a)	726,000	634,687
Zhejiang Hailiang Co., Ltd. Class A	325,200	560,255

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Zhejiang Huayou Cobalt Co., Ltd. Class A	100,650	$1,435,541
Zijin Mining Group Co., Ltd. Class H	4,462,750	5,465,439
		36,493,399
OIL, GAS & CONSUMABLE FUELS — 2.3%
China Coal Energy Co., Ltd. Class H	2,045,013	1,733,073
China Petroleum & Chemical Corp. Class A	1,255,300	763,943
China Petroleum & Chemical Corp. Class H	15,514,640	6,979,359
China Shenhua Energy Co., Ltd. Class A	327,700	1,627,698
China Shenhua Energy Co., Ltd. Class H	2,253,700	6,462,161
China Suntien Green Energy Corp., Ltd. Class H	1,133,000	577,549
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (b)	1,227,800	782,342
Guanghui Energy Co., Ltd. Class A	628,070	987,420
Guizhou Panjiang Refined Coal Co., Ltd. Class A	526,031	688,120
Jizhong Energy Resources Co., Ltd. Class A	653,600	727,284
PetroChina Co., Ltd. Class A	1,840,136	1,454,718
PetroChina Co., Ltd. Class H	13,044,930	6,217,452
Shaanxi Coal Industry Co., Ltd. Class A	535,400	1,691,443
Shanxi Coking Coal Energy Group Co., Ltd. Class A	208,100	415,629
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	275,900	601,661
Sinopec Kantons Holdings, Ltd.	1,490,000	510,784
United Energy Group, Ltd. (b)	2,904,000	347,875
Yankuang Energy Group Co., Ltd. Class H (b)	1,127,900	3,535,939
		36,104,450
PAPER & FOREST PRODUCTS — 0.2%
Chengxin Lithium Group Co., Ltd. Class A	45,900	413,252
Lee & Man Paper Manufacturing, Ltd.	1,450,000	622,726
Nine Dragons Paper Holdings, Ltd.	1,370,000	1,159,279
Shandong Chenming Paper Holdings, Ltd. Class A	541,600	455,628
		2,650,885
PERSONAL PRODUCTS — 0.1%
Hengan International Group Co., Ltd.	475,500	2,232,992
Yatsen Holding, Ltd. ADR (a) (b)	143,435	222,324
		2,455,316
Security Description	Shares	Value
PHARMACEUTICALS — 2.2%
Asymchem Laboratories Tianjin Co., Ltd. Class A	24,600	$1,060,440
CanSino Biologics, Inc. Class A (a)	6,889	204,568
CanSino Biologics, Inc. Class H (b) (c)	42,600	436,209
Changchun High & New Technology Industry Group, Inc. Class A	33,000	1,148,960
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	107,400	239,336
China Animal Healthcare, Ltd. (d)	763,600	—
China Medical System Holdings, Ltd.	950,300	1,482,318
China Resources Pharmaceutical Group, Ltd. (c)	1,051,000	713,886
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	136,500	916,217
China Shineway Pharmaceutical Group, Ltd.	397,000	339,478
Consun Pharmaceutical Group, Ltd.	945,000	503,393
CSPC Pharmaceutical Group, Ltd.	5,466,240	5,426,568
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	109,900	517,846
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	110,000	322,418
Hansoh Pharmaceutical Group Co., Ltd. (c)	710,000	1,433,219
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	138,000	559,064
Humanwell Healthcare Group Co., Ltd. Class A	155,400	370,872
Jiangsu Hengrui Medicine Co., Ltd. Class A	359,678	1,989,866
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	446,204	821,965
Livzon Pharmaceutical Group, Inc. Class A	149,300	806,383
Luye Pharma Group, Ltd. (a) (b) (c)	1,738,000	571,437
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	150,100	987,129
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	285,000	1,055,092
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (b)	663,000	287,271
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	189,700	497,438

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	178,100	$746,489
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	143,700	400,822
Sihuan Pharmaceutical Holdings Group, Ltd. (b)	1,605,000	261,809
Sino Biopharmaceutical, Ltd.	6,812,250	4,314,655
SSY Group, Ltd.	1,328,332	709,283
Tong Ren Tang Technologies Co., Ltd. Class H	665,000	558,478
United Laboratories International Holdings, Ltd.	802,000	475,255
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (a) (b) (c)	262,400	242,438
Yifan Pharmaceutical Co., Ltd. Class A (a)	317,000	661,027
Yunnan Baiyao Group Co., Ltd. Class A	84,469	760,879
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	39,600	2,107,113
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	142,000	480,803
Zhejiang NHU Co., Ltd. Class A	268,704	914,224
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	91,000	381,689
		35,706,337
PROFESSIONAL SERVICES — 0.0% (e)
SOS, Ltd. (a) (b)	147,384	28,121
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.3%
A-Living Smart City Services Co., Ltd. (c)	182,250	293,107
Aoyuan Healthy Life Group Co., Ltd. (b) (d)	290,000	51,555
Beijing Capital Development Co., Ltd. Class A	487,500	357,034
Beijing North Star Co., Ltd. Class A	1,183,600	413,118
China Aoyuan Group, Ltd. (b) (d)	754,000	85,038
China Evergrande Group (a) (b) (d)	1,292,600	203,849
China Jinmao Holdings Group, Ltd.	2,682,000	721,174
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	415,019	831,375
China Overseas Grand Oceans Group, Ltd.	619,000	328,947
China Overseas Land & Investment, Ltd.	2,457,862	7,767,983
China Overseas Property Holdings, Ltd.	1,272,620	1,370,423
China Resources Land, Ltd.	1,898,555	8,855,302
Security Description	Shares	Value
China Resources Mixc Lifestyle Services, Ltd. (c)	359,800	$1,783,651
China SCE Group Holdings, Ltd. (b)	606,000	83,406
China South City Holdings, Ltd.	2,836,000	238,533
China Vanke Co., Ltd. Class A	469,210	1,434,743
China Vanke Co., Ltd. Class H	1,254,664	3,153,069
CIFI Ever Sunshine Services Group, Ltd. (b)	706,000	899,713
CIFI Holdings Group Co., Ltd.	3,687,217	1,851,373
Colour Life Services Group Co., Ltd. (b) (d)	411,000	24,355
Country Garden Holdings Co., Ltd. (b)	5,221,215	3,233,754
Country Garden Services Holdings Co., Ltd.	1,066,000	4,747,921
E-House China Enterprise Holdings, Ltd. (a) (b)	1,408,500	179,497
ESR Group, Ltd. (a) (c)	995,200	2,688,719
Evergrande Property Services Group, Ltd. (a) (b) (c) (d)	2,248,000	494,179
Gemdale Corp. Class A	341,800	685,211
GR Properties, Ltd. (a)	1,780,000	251,792
Grandjoy Holdings Group Co., Ltd. Class A (a)	534,200	318,726
Greentown China Holdings, Ltd.	553,000	1,145,895
Greentown Service Group Co., Ltd.	900,000	1,018,485
Hopson Development Holdings, Ltd. (b)	588,027	897,745
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	496,700	225,968
Jinke Properties Group Co., Ltd. Class A	611,900	261,035
Jinke Smart Services Group Co., Ltd. Class H (b)	64,700	166,554
Kaisa Group Holdings, Ltd. (d)	1,483,285	119,087
KE Holdings, Inc. ADR (a)	298,130	5,351,434
KWG Group Holdings, Ltd.	1,260,806	401,687
KWG Living Group Holdings, Ltd.	604,902	188,864
Logan Group Co., Ltd. (b) (d)	632,000	131,684
Longfor Group Holdings, Ltd. (c)	1,067,000	5,037,926
Poly Developments & Holdings Group Co., Ltd. Class A	658,000	1,713,654
Poly Property Group Co., Ltd.	1,981,000	477,140
Poly Property Services Co., Ltd. Class H	58,000	369,570
Red Star Macalline Group Corp., Ltd. Class A (a)	407,160	368,036
Redco Properties Group, Ltd. (a) (b) (c)	704,200	180,381
RiseSun Real Estate Development Co., Ltd. Class A	432,000	195,245
Seazen Group, Ltd. (a)	505,809	250,102
Seazen Holdings Co., Ltd. Class A	153,900	583,765

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai Industrial Urban Development Group, Ltd.	496,400	$42,384
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	286,700	581,166
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	286,700	443,038
Shenzhen Investment, Ltd.	3,280,565	652,187
Shenzhen New Nanshan Holding Group Co., Ltd. Class A	261,100	161,235
Shimao Group Holdings, Ltd. (b) (d)	681,441	287,880
Shimao Services Holdings, Ltd. (b) (c)	332,000	159,930
Sino-Ocean Group Holding, Ltd.	2,573,712	436,225
SOHO China, Ltd. (a) (b)	1,253,500	238,018
Sunac China Holdings, Ltd. (b) (d)	1,548,300	451,845
Sunac Services Holdings, Ltd. (b) (c)	404,000	245,583
Tianjin Guangyu Development Co., Ltd. Class A	88,000	170,508
Times China Holdings, Ltd. (b)	294,000	97,414
Yango Group Co., Ltd. Class A	527,400	172,281
Yanlord Land Group, Ltd.	670,400	510,616
Yuexiu Property Co., Ltd.	1,189,000	1,524,330
Yuzhou Group Holdings Co., Ltd. (b)	2,163,432	128,202
Zhongtian Financial Group Co., Ltd. Class A (a)	1,118,500	321,993
		69,056,639
ROAD & RAIL — 0.1%
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	1,078,900	807,863
China High Speed Railway Technology Co., Ltd. Class A (a)	1,147,254	427,812
Full Truck Alliance Co., Ltd. ADR (a) (b)	51,022	462,259
Guangshen Railway Co., Ltd. Class H (a) (b)	2,236,000	418,879
		2,116,813
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	34,853	606,946
Daqo New Energy Corp. ADR (a)	34,875	2,489,377
Flat Glass Group Co., Ltd. Class A (a)	83,440	474,190
Flat Glass Group Co., Ltd. Class H (b)	279,000	981,324
Security Description	Shares	Value
GCL Technology Holdings, Ltd. (a) (b)	10,402,000	$5,024,064
Gigadevice Semiconductor Beijing, Inc. Class A	41,725	885,074
Hangzhou Chang Chuan Technology Co., Ltd. Class A	62,400	420,238
Hangzhou First Applied Material Co., Ltd. Class A	59,048	577,075
Hangzhou Silan Microelectronics Co., Ltd. Class A	45,800	355,240
Hua Hong Semiconductor, Ltd. (a) (c)	428,000	1,549,035
Ingenic Semiconductor Co., Ltd. Class A	21,100	334,399
JA Solar Technology Co., Ltd. Class A	128,756	1,515,296
JinkoSolar Holding Co., Ltd. ADR (a) (b)	25,558	1,768,102
LONGi Green Energy Technology Co., Ltd. Class A	391,120	3,887,164
Montage Technology Co., Ltd. Class A	65,425	591,188
National Silicon Industry Group Co., Ltd. Class A (a)	102,566	351,566
NAURA Technology Group Co., Ltd. Class A	35,900	1,483,937
SG Micro Corp. Class A	33,550	910,887
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a) (b)	76,000	302,665
Shenzhen SC New Energy Technology Corp. Class A	13,900	185,252
StarPower Semiconductor, Ltd. Class A	8,900	512,292
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	258,200	2,268,041
Tianshui Huatian Technology Co., Ltd. Class A	137,700	192,659
Unigroup Guoxin Microelectronics Co., Ltd. Class A	56,800	1,607,365
Will Semiconductor Co., Ltd. Shanghai Class A	43,334	1,118,416
Xinyi Solar Holdings, Ltd.	2,747,162	4,243,127
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	75,100	757,139
		35,392,058
SOFTWARE — 0.9%
360 Security Technology, Inc. Class A	301,200	382,779
Agora, Inc. ADR (a)	36,572	240,278
Beijing Kingsoft Office Software, Inc. Class A	24,348	715,891
Beijing Shiji Information Technology Co., Ltd. Class A	197,800	468,227
Cheetah Mobile, Inc. ADR (a) (b)	2,574	1,777

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Genimous Technology Co., Ltd. Class A (a)	481,700	$399,489
Hundsun Technologies, Inc. Class A	98,632	640,559
Iflytek Co., Ltd. Class A	119,900	737,191
Jiangsu Hoperun Software Co., Ltd. Class A (a)	38,900	104,152
Kingdee International Software Group Co., Ltd. (a)	1,720,000	4,033,159
Linklogis, Inc. Class B (a) (b) (c)	547,500	541,433
Ming Yuan Cloud Group Holdings, Ltd. (b)	411,000	657,856
NavInfo Co., Ltd. Class A	243,700	547,800
Newland Digital Technology Co., Ltd. Class A	54,898	108,171
OneConnect Financial Technology Co., Ltd. (a)	29,712	50,807
Sangfor Technologies, Inc. Class A	32,300	499,999
Shanghai Baosight Software Co., Ltd. Class A	148,920	1,212,827
Thunder Software Technology Co., Ltd. Class A	56,000	1,089,896
Topsec Technologies Group, Inc. Class A	239,200	362,143
Weimob, Inc. (a) (b) (c)	1,012,000	691,265
Yonyou Network Technology Co., Ltd. Class A	183,940	595,647
		14,081,346
SPECIALTY RETAIL — 0.8%
China Harmony Auto Holding, Ltd.	1,208,000	548,045
China Meidong Auto Holdings, Ltd.	238,000	749,157
China Tourism Group Duty Free Corp., Ltd. Class A	110,000	3,821,828
China Yongda Automobiles Services Holdings, Ltd.	685,000	647,729
GOME Retail Holdings, Ltd. (a) (b)	9,763,279	472,801
Grand Baoxin Auto Group, Ltd. (a)	1,020,074	75,398
Pop Mart International Group, Ltd. (b) (c)	417,000	2,014,069
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	465,683	655,716
Topsports International Holdings, Ltd. (c)	1,328,000	1,206,665
Zhongsheng Group Holdings, Ltd.	387,500	2,733,307
		12,924,715
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Canaan, Inc. (a) (b)	73,356	236,206
China Greatwall Technology Group Co., Ltd. Class A	297,300	479,817
Security Description	Shares	Value
Ebang International Holdings, Inc. Class A (a) (b)	62,133	$24,915
Inspur Electronic Information Industry Co., Ltd. Class A	177,440	700,846
Legend Holdings Corp. Class H (c)	213,900	280,768
Lenovo Group, Ltd.	4,544,000	4,244,645
Ninestar Corp. Class A	61,400	463,600
Shenzhen Transsion Holdings Co., Ltd. Class A	41,870	557,272
Xiaomi Corp. Class B (a) (c)	8,644,400	15,026,171
		22,014,240
TEXTILES, APPAREL & LUXURY GOODS — 1.9%
ANTA Sports Products, Ltd.	715,000	8,783,795
Bosideng International Holdings, Ltd. (b)	2,352,000	1,459,706
China Dongxiang Group Co., Ltd.	4,495,000	254,911
Golden Solar New Energy Technology Holdings, Ltd. (a) (b)	442,000	610,591
Lao Feng Xiang Co., Ltd. Class A	77,400	482,350
Li Ning Co., Ltd.	1,282,707	11,883,955
Shenzhou International Group Holdings, Ltd.	505,300	6,120,692
Xtep International Holdings, Ltd. (b)	710,020	1,284,867
Zhejiang Semir Garment Co., Ltd. Class A	331,100	292,371
		31,173,238
THRIFTS & MORTGAGE FINANCE — 0.0% (e)
CNFinance Holdings, Ltd. (a) (b)	1	3
TOBACCO — 0.3%
RLX Technology, Inc. ADR (a) (b)	433,117	922,539
Smoore International Holdings, Ltd. (b) (c)	1,066,000	3,287,545
		4,210,084
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Bohai Leasing Co., Ltd. Class A (a)	1,081,800	350,155
China Meheco Co., Ltd. Class A	70,900	156,728
CITIC Resources Holdings, Ltd.	2,906,000	192,574
COSCO SHIPPING Development Co., Ltd. Class H	2,509,500	502,095
Jiangsu Guotai International Group Co., Ltd. Class A	357,320	572,953
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	216,000	438,173
Sichuan New Energy Power Co., Ltd. (a)	75,600	249,775
Xiamen C & D, Inc. Class A	463,600	903,799

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Zall Smart Commerce Group, Ltd. (a) (b)	2,324,000	$151,045
		3,517,297
TRANSPORTATION INFRASTRUCTURE — 0.8%
Anhui Expressway Co., Ltd. Class H	834,000	673,836
Beijing Capital International Airport Co., Ltd. Class H (a)	1,345,939	917,653
China Merchants Port Holdings Co., Ltd.	1,190,805	2,024,397
COSCO SHIPPING International Hong Kong Co., Ltd.	734,000	203,916
COSCO SHIPPING Ports, Ltd.	634,842	448,203
Hainan Meilan International Airport Co., Ltd. Class H (a)	124,000	365,034
Jiangsu Expressway Co., Ltd. Class H	1,342,795	1,351,873
Liaoning Port Co., Ltd. Class H	150,000	13,763
Qingdao Port International Co., Ltd. Class H (c)	1,314,000	616,229
Shanghai International Airport Co., Ltd. Class A (a)	109,200	923,546
Shanghai International Port Group Co., Ltd. Class A	1,153,200	1,002,827
Shenzhen Expressway Corp., Ltd. Class H	644,000	668,871
Shenzhen International Holdings, Ltd.	993,152	977,084
Sichuan Expressway Co., Ltd. Class H	1,184,000	298,756
Yuexiu Transport Infrastructure, Ltd.	570,000	329,058
Zhejiang Expressway Co., Ltd. Class H	1,378,000	1,271,414
		12,086,460
WATER UTILITIES — 0.3%
Beijing Enterprises Water Group, Ltd.	4,326,000	1,306,574
Chengdu Xingrong Environment Co., Ltd. Class A	152,400	116,160
China Water Affairs Group, Ltd.	602,000	560,039
Chongqing Water Group Co., Ltd. Class A	698,500	557,408
Guangdong Investment, Ltd.	1,806,000	1,910,271
Luenmei Quantum Co., Ltd. Class A	159,600	178,307
		4,628,759
TOTAL COMMON STOCKS (Cost $1,852,978,134)		1,584,780,955
Security Description	Shares	Value
RIGHTS — 0.0% (e)
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (e)
MICROPORT Rights (expiring 07/29/22) (a) (d)	141	$—
TOTAL RIGHTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (f) (g)	1,094,937	1,094,937
State Street Navigator Securities Lending Portfolio II (h) (i)	23,568,782	23,568,782
TOTAL SHORT-TERM INVESTMENTS (Cost $24,663,609)		24,663,719
TOTAL INVESTMENTS — 100.7% (Cost $1,877,641,743)		1,609,444,674
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(10,564,851)
NET ASSETS — 100.0%		$1,598,879,823
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.2% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the securities is $1,959,689, representing 0.12% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,582,766,638	$54,628	$1,959,689	$1,584,780,955
Rights	—	—	0(a)	0
Short-Term Investments	24,663,719	—	—	24,663,719
TOTAL INVESTMENTS	$1,607,430,357	$54,628	$1,959,689	$1,609,444,674
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2022.

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$151,809,413	$150,715,279	$693	$110	1,094,937	$1,094,937	$12,661
State Street Navigator Securities Lending Portfolio II	41,896,566	41,896,566	310,071,262	328,399,046	—	—	23,568,782	23,568,782	216,428
Total		$41,896,566	$461,880,675	$479,114,325	$693	$110		$24,663,719	$229,089
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
BRAZIL — 5.4%
Afya, Ltd. Class A (a)	12,068	$120,077
Ambev SA ADR (b)	4,311,489	10,821,837
Americanas SA	673,601	1,729,907
Anima Holding SA (a)	116,881	87,167
Arco Platform, Ltd. Class A (a)(b)	10,879	162,424
Atacadao SA	23,053	73,486
Auren Energia SA	89,496	233,091
Azul SA Preference Shares (a)	116,958	276,882
B3 SA - Brasil Bolsa Balcao	5,987,204	12,548,118
Banco Bradesco SA ADR	5,727,117	18,670,401
Banco Bradesco SA	434,245	1,194,092
Banco BTG Pactual SA	540,562	2,306,158
Banco do Brasil SA	1,056,015	6,740,629
Banco Pan SA Preference Shares	447,919	523,341
Banco Santander Brasil SA	46,094	253,940
BB Seguridade Participacoes SA	626,863	3,111,869
BR Malls Participacoes SA	1,300,261	1,869,788
Bradespar SA Preference Shares	456,364	2,202,646
Braskem SA ADR (b)	145,201	2,073,470
BRF SA ADR (a)	642,744	1,645,425
CCR SA	629,450	1,508,191
Centrais Eletricas Brasileiras SA ADR (b)	590,782	5,240,236
Cia Brasileira de Distribuicao ADR (b)	279,843	867,513
Cia de Locacao das Americas	126,363	572,922
Cia de Saneamento Basico do Estado de Sao Paulo	573,264	4,622,770
Cia Energetica de Minas Gerais ADR (b)	2,417,196	4,882,736
Cia Siderurgica Nacional SA ADR (b)	751,770	2,202,686
Cielo SA	1,316,430	944,002
Cogna Educacao (a)	1,562,147	639,263
Construtora Tenda SA	1,652	1,232
Cosan SA	973,172	3,386,920
Cosan SA ADR (b)	38,250	531,675
CVC Brasil Operadora e Agencia de Viagens SA (a)	98,291	131,194
Cyrela Brazil Realty SA Empreendimentos e Participacoes	546,197	1,234,556
Dexco SA	545,887	1,030,301
Embraer SA (a)	974,231	2,131,238
Eneva SA (a)	1,125,480	3,178,793
Engie Brasil Energia SA	98,720	779,649
Equatorial Energia SA	235,837	1,030,035
Eternit SA	8,716	15,517
Security Description	Shares	Value
Gafisa SA (a)	29,813	$6,100
Gerdau SA ADR	1,362,283	5,844,194
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	26,428	45,837
Grupo De Mona Soma SA	62,075	109,207
Grupo SBF SA	36,651	132,672
Hapvida Participacoes e Investimentos SA (c)	2,938,883	3,074,069
Hypera SA	88,178	641,423
Inter & Co., Inc. (a)	38	101
IRB Brasil Resseguros SA (a)	412,741	160,220
Itau Unibanco Holding SA Preference Shares ADR	4,637,087	19,846,732
Itausa SA Preference Shares	6,188,060	9,868,805
Itausa SA	416,408	705,500
Kepler Weber SA	34,344	96,081
Klabin SA	367,515	1,419,615
Localiza Rent a Car SA	372,605	3,734,280
Locaweb Servicos de Internet SA (a)(c)	132,990	142,922
LOG Commercial Properties e Participacoes SA	3,493	12,203
Log-in Logistica Intermodal SA (a)	1,486	8,621
Lojas Renner SA	1,194,408	5,166,415
Magazine Luiza SA	2,054,984	919,535
Marcopolo SA Preference Shares	454,765	214,797
Marfrig Global Foods SA	216,703	501,826
Meliuz SA (a)(c)	196,418	40,565
Metalurgica Gerdau SA Preference Shares	1,833,329	3,348,018
Mills Estruturas e Servicos de Engenharia SA	36,450	40,775
Minerva SA	44,456	112,809
MMX Mineracao e Metalicos SA (a)(d)	20,968	28,067
MRV Engenharia e Participacoes SA	114,576	171,115
Natura & Co. Holding SA	716,737	1,839,316
Nexa Resources SA (b)	19,418	116,702
Nexpe Participacoes SA (a)	6,824	718
Odontoprev SA	28,561	51,066
Oi SA ADR (b)	808,173	250,534
Pagseguro Digital, Ltd. Class A (a)(b)	139,267	1,426,094
PDG Realty SA Empreendimentos e Participacoes (a)	71,331	12,413
Petro Rio SA (a)	233,316	981,101
Petroleo Brasileiro SA Preference Shares ADR (e)	2,178,980	23,162,557
Petroleo Brasileiro SA ADR (e)	1,195,072	13,958,441

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Positivo Tecnologia SA	46,840	$49,711
Profarma Distribuidora de Produtos Farmaceuticos SA	12,120	8,065
Qualicorp Consultoria e Corretora de Seguros SA	101,488	216,388
Raia Drogasil SA	739,088	2,713,572
Rede D'Or Sao Luiz SA (c)	553,393	3,066,733
Restoque Comercio e Confeccoes de Roupas SA (a)	8,687	2,558
Rodobens Negocios Imobiliarios SA	58,683	85,846
Rossi Residencial SA (a)	107,182	48,370
Rumo SA	702,332	2,144,823
Sendas Distribuidora SA ADR (b)	279,843	3,803,066
StoneCo, Ltd. Class A (a)	168,136	1,294,647
Sul America SA	79,527	336,086
Suzano SA	239,027	2,271,224
Suzano SA ADR	226,973	2,151,704
T4F Entretenimento SA (a)	137,431	78,315
Telefonica Brasil SA	618,913	5,569,619
TIM SA ADR (b)	286,424	3,480,052
TOTVS SA	248,976	1,107,417
Ultrapar Participacoes SA	678,343	1,596,803
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR (b)	952,499	1,638,298
Vale SA ADR	2,851,464	41,716,918
Vale SA	129,941	1,902,357
Vasta Platform, Ltd. (a)(b)	8,645	41,237
Via SA (a)	1,131,145	415,302
Vibra Energia SA	445,426	1,423,299
WEG SA	1,502,032	7,597,118
XP, Inc. Class A (a)(b)	203,589	3,656,459
YDUQS Participacoes SA	298,673	746,476
		288,930,086
CANADA — 0.0% (f)
Atlas Corp. (b)	12,350	132,268
CHILE — 0.5%
AntarChile SA	227,725	1,724,518
Banco de Chile	12,513,552	1,115,296
Banco Santander Chile	5,161,727	204,130
CAP SA	9,146	80,733
Cencosud SA	102,257	127,485
Empresas COPEC SA	518,711	3,748,324
Empresas Iansa SA (a)	3,039,552	32,444
Enel Americas SA ADR (b)	619,105	2,816,928
Enel Chile SA ADR (b)	1,169,272	1,297,892
Enjoy SA (a)	7,579,900	18,455
Falabella SA	1,654,552	3,797,011
Multiexport Foods SA	2,678,766	933,872
Parque Arauco SA	2,973,114	2,270,618
Security Description	Shares	Value
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	119,439	$9,752,828
		27,920,534
CHINA — 36.6%
111, Inc. (a)(b)	36,267	74,710
17 Education & Technology Group, Inc. (a)(b)	57,977	114,215
360 DigiTech, Inc. ADR (b)	74,941	1,296,479
360 Security Technology, Inc. Class A	127,600	162,160
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	318,830	1,009,630
3SBio, Inc. (c)	765,000	608,338
9F, Inc. ADR (a)	96,290	84,735
AAC Technologies Holdings, Inc. (b)	792,632	1,824,267
Addsino Co., Ltd. Class A	306,900	546,581
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	46,877	816,337
Advanced Technology & Materials Co., Ltd. Class A	161,400	214,744
AECC Aviation Power Co., Ltd. Class A	141,200	958,505
Agile Group Holdings, Ltd. (b)	2,999,626	1,200,317
Agora, Inc. ADR (a)	44,978	295,505
Agricultural Bank of China, Ltd. Class A	5,302,600	2,388,630
Agricultural Bank of China, Ltd. Class H	24,365,216	9,190,965
Aier Eye Hospital Group Co., Ltd. Class A	215,860	1,441,492
Air China, Ltd. Class H (a)(b)	2,459,443	2,137,570
Airtac International Group	82,669	2,755,309
AK Medical Holdings, Ltd. (b)(c)	334,000	250,278
Akeso, Inc. (a)(c)	367,000	1,078,043
Alibaba Group Holding, Ltd. ADR (a)	1,407,758	160,033,929
A-Living Smart City Services Co., Ltd. (c)	84,500	135,899
All Winner Technology Co., Ltd. Class A	61,940	278,001
Alpha Group Class A (a)	464,900	325,226
Alphamab Oncology (a)(b)(c)	228,000	235,062
Aluminum Corp. of China, Ltd. Class H	6,407,495	2,425,179
Amoy Diagnostics Co., Ltd. Class A	18,000	85,916
An Hui Wenergy Co., Ltd. Class A (a)	294,000	174,974

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Angang Steel Co., Ltd. Class H	3,343,231	$1,248,341
Anhui Anke Biotechnology Group Co., Ltd. Class A	17,640	26,601
Anhui Conch Cement Co., Ltd. Class A	126,100	663,585
Anhui Conch Cement Co., Ltd. Class H	1,574,010	6,820,018
Anhui Construction Engineering Group Co., Ltd. Class A	463,000	497,241
Anhui Expressway Co., Ltd. Class H	8,000	6,464
Anhui Guangxin Agrochemical Co., Ltd. Class A	384,860	1,615,973
Anhui Gujing Distillery Co., Ltd. Class A	7,700	286,743
Anhui Gujing Distillery Co., Ltd. Class B	131,400	2,049,632
Anhui Honglu Steel Construction Group Co., Ltd. Class A	73,840	367,867
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	528,600	442,327
Anhui Jinhe Industrial Co., Ltd. Class A	125,700	812,413
Anhui Kouzi Distillery Co., Ltd. Class A	16,300	142,499
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	632,117	1,082,411
Anhui Yingjia Distillery Co., Ltd. Class A	11,900	115,624
Anji Microelectronics Technology Shanghai Co., Ltd. Class A	16,517	524,567
Anker Innovations Technology Co., Ltd. Class A	5,900	58,365
ANTA Sports Products, Ltd.	1,001,906	12,308,443
Anton Oilfield Services Group (a)(b)	130,000	7,538
Aoshikang Technology Co., Ltd. Class A	27,400	129,353
Aotecar New Energy Technology Co., Ltd. Class A (a)	239,193	108,818
Apeloa Pharmaceutical Co., Ltd. Class A	253,300	779,826
Archermind Technology Nanjing Co., Ltd. Class A	10,500	64,668
Ascentage Pharma Group International (a)(b)(c)	64,500	175,081
Asian Citrus Holdings, Ltd. (a)	550,000	8,201
Asymchem Laboratories Tianjin Co., Ltd. Class A	18,400	793,174
Security Description	Shares	Value
Autel Intelligent Technology Corp., Ltd. Class A	8,174	$40,137
Autohome, Inc. ADR	42,175	1,658,743
Avary Holding Shenzhen Co., Ltd. Class A	121,200	546,143
AVIC Industry-Finance Holdings Co., Ltd. Class A	284,600	146,880
AviChina Industry & Technology Co., Ltd. Class H	3,005,000	1,719,451
Bafang Electric Suzhou Co., Ltd. Class A	9,514	276,003
BAIC Motor Corp., Ltd. Class H (c)	6,500	2,162
Baidu, Inc. ADR (a)	209,239	31,120,116
Baidu, Inc. Class A (a)	47,350	896,077
BAIOO Family Interactive, Ltd. (a)(c)	2,700,000	223,654
Bank of China, Ltd. Class H	58,728,074	23,425,518
Bank of Communications Co., Ltd. Class H	19,112,841	13,201,511
Bank of Ningbo Co., Ltd. Class A	307,790	1,644,038
Baoshan Iron & Steel Co., Ltd. Class A	772,100	693,303
Baozun, Inc. ADR (a)(b)	17,666	193,266
BBMG Corp. Class H	1,398,000	203,101
BeiGene, Ltd. ADR (a)	37,449	6,061,121
Beijing BDStar Navigation Co., Ltd. Class A	136,700	643,515
Beijing Capital International Airport Co., Ltd. Class H (a)	3,475,490	2,369,567
Beijing Career International Co., Ltd. Class A	30,600	236,842
Beijing Certificate Authority Co., Ltd. Class A	21,150	78,868
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H	23,000	39,452
Beijing Ctrowell Technology Corp., Ltd. Class A	97,106	124,131
Beijing Dabeinong Technology Group Co., Ltd. Class A (a)	433,600	505,119
Beijing Easpring Material Technology Co., Ltd. Class A	15,300	206,170
Beijing Enterprises Clean Energy Group, Ltd. (a)(b)	27,554,856	270,388
Beijing Enterprises Holdings, Ltd.	760,500	2,703,974
Beijing Enterprises Water Group, Ltd.	6,022,000	1,818,814
Beijing GeoEnviron Engineering & Technology, Inc. Class A	974,748	1,676,389

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	$31,197
Beijing Jingyuntong Technology Co., Ltd. Class A (a)	185,400	221,788
Beijing Kingsoft Office Software, Inc. Class A	16,080	472,792
Beijing Roborock Technology Co., Ltd. Class A	2,194	201,820
Beijing Shiji Information Technology Co., Ltd. Class A	244,328	578,367
Beijing Shougang Co., Ltd. Class A	115,700	82,147
Beijing Shunxin Agriculture Co., Ltd. Class A	26,900	107,613
Beijing SL Pharmaceutical Co., Ltd. Class A	283,250	410,244
Beijing Strong Biotechnologies, Inc. Class A	9,100	23,469
Beijing Tiantan Biological Products Corp., Ltd. Class A	215,823	781,627
Beijing Tongtech Co., Ltd. Class A	29,600	77,751
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	21,460	497,112
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	11,100	222,407
Beken Corp. Class A	25,764	153,603
Bengang Steel Plates Co., Ltd. Class A	311,300	167,161
Berry Genomics Co., Ltd. Class A (a)	129,300	276,567
BEST, Inc. (a)(b)	34,240	40,403
Bethel Automotive Safety Systems Co., Ltd. Class A	26,600	318,127
Betta Pharmaceuticals Co., Ltd. Class A	1,400	12,697
BGI Genomics Co., Ltd. Class A	20,100	214,965
Biem.L.Fdlkk Garment Co., Ltd. Class A	194,263	730,203
Bilibili, Inc. ADR (a)(b)	161,757	4,140,979
Bit Digital, Inc. (a)(b)	24,844	32,546
BIT Mining, Ltd. ADR (a)	48,558	30,111
Blue Sail Medical Co., Ltd. Class A	138,500	197,290
BOE Technology Group Co., Ltd. Class A	1,107,800	651,044
BOE Technology Group Co., Ltd. Class B	918,500	465,866
Bosideng International Holdings, Ltd. (b)	2,896,000	1,797,325
Security Description	Shares	Value
Boyaa Interactive International, Ltd. (a)	64,000	$3,670
B-Soft Co., Ltd. Class A	248,419	266,790
BYD Co., Ltd. Class A	123,600	6,148,290
BYD Co., Ltd. Class H	616,622	24,674,467
BYD Electronic International Co., Ltd. (b)	726,500	2,291,448
C&S Paper Co., Ltd. Class A	7,400	13,819
C.banner International Holdings, Ltd. (a)	12,000	474
Cabbeen Fashion, Ltd.	1,404,000	320,272
Caitong Securities Co., Ltd. Class A	200,840	235,764
Canaan, Inc. (a)(b)	92,677	298,420
CanSino Biologics, Inc. Class A (a)	11,387	338,135
CanSino Biologics, Inc. Class H (b)(c)	34,400	352,244
CECEP Wind-Power Corp. Class A	607,000	434,593
Central China Securities Co., Ltd. Class A	514,900	320,267
CETC Digital Technology Co., Ltd. Class A	165,490	460,613
CETC Potevio Science&Technology Co., Ltd. Class A	319,181	1,083,107
CGN Mining Co., Ltd. (a)(b)	325,000	30,235
CGN New Energy Holdings Co., Ltd. (b)	364,000	171,634
CGN Nuclear Technology Development Co., Ltd. Class A	287,000	387,421
CGN Power Co., Ltd. Class H (c)	10,726,000	2,597,111
Chacha Food Co., Ltd. Class A	30,900	262,393
Changchun High & New Technology Industry Group, Inc. Class A	11,925	415,192
Changjiang Securities Co., Ltd. Class A	454,800	402,280
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	27,200	693,774
Chanjet Information Technology Co., Ltd. Class H (a)	3,900	3,529
Chaowei Power Holdings, Ltd.	75,000	17,586
Cheetah Mobile, Inc. ADR (a)	12,248	8,455
ChemPartner PharmaTech Co., Ltd. Class A (a)	51,800	87,155
Chengdu Hongqi Chain Co., Ltd. Class A	950,886	716,264

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	23,400	$52,146
Chengtun Mining Group Co., Ltd. Class A	100,200	115,980
Chengxin Lithium Group Co., Ltd. Class A	40,500	364,634
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	116,500	277,166
China Aerospace International Holdings, Ltd.	2,494,000	147,791
China Aircraft Leasing Group Holdings, Ltd. (b)	6,500	4,167
China Aoyuan Group, Ltd. (b)(d)	1,512,000	170,527
China Baoan Group Co., Ltd. Class A	324,400	652,748
China Bohai Bank Co., Ltd. Class H (c)	42,500	7,149
China Chengtong Development Group, Ltd.	3,718,000	73,441
China Cinda Asset Management Co., Ltd. Class H	12,621,000	1,978,327
China CITIC Bank Corp., Ltd. Class H	7,911,208	3,538,743
China Coal Energy Co., Ltd. Class H	4,330,750	3,670,150
China Common Rich Renewable Energy Investment, Ltd. (d)	856,000	—
China Communications Services Corp., Ltd. Class H	152,000	66,829
China Conch Environment Protection Holdings, Ltd. (a)	1,537,200	1,069,602
China Conch Venture Holdings, Ltd.	1,545,200	3,367,285
China Construction Bank Corp. Class H	77,937,351	52,342,610
China CSSC Holdings, Ltd. Class A	110,700	313,398
China Datang Corp. Renewable Power Co., Ltd. Class H	1,396,000	475,002
China Dili Group (a)(b)	2,447,100	458,425
China Dongxiang Group Co., Ltd.	1,135,000	64,366
China East Education Holdings, Ltd. (b)(c)	31,500	16,699
China Eastern Airlines Corp., Ltd. Class H (a)(b)	144,000	55,237
China Education Group Holdings, Ltd.	163,000	161,194
China Electronics Huada Technology Co., Ltd. (a)	134,000	14,515
Security Description	Shares	Value
China Energine International Holdings, Ltd. (a)(b)(d)	1,430,000	$13,941
China Everbright Bank Co., Ltd. Class A	622,900	279,665
China Everbright Environment Group, Ltd.	3,374,111	1,990,854
China Everbright, Ltd.	24,000	22,572
China Evergrande Group (a)(b)(d)	2,016,737	318,049
China Fangda Group Co., Ltd. Class B	173,367	49,048
China Feihe, Ltd. (c)	1,866,000	2,144,951
China Financial Services Holdings, Ltd. (a)(d)	86,100	9,327
China Foods, Ltd.	16,000	5,668
China Galaxy Securities Co., Ltd. Class A	177,700	256,311
China Galaxy Securities Co., Ltd. Class H	3,079,400	1,777,720
China Gas Holdings, Ltd.	2,390,400	3,692,090
China Great Wall Securities Co., Ltd. Class A	143,300	217,167
China Greatwall Technology Group Co., Ltd. Class A	184,100	297,122
China Hanking Holdings, Ltd.	1,300,000	203,773
China Harmony Auto Holding, Ltd.	7,000	3,176
China High Speed Railway Technology Co., Ltd. Class A (a)	805,900	300,521
China Hongqiao Group, Ltd. (b)	1,099,000	1,242,283
China Huarong Energy Co., Ltd. (a)	100,000	1,147
China Index Holdings, Ltd. ADR (a)(b)	5,625	4,105
China International Capital Corp., Ltd. Class A	66,500	441,303
China International Capital Corp., Ltd. Class H (b)(c)	624,400	1,330,449
China International Marine Containers Group Co., Ltd. Class H	149,140	241,758
China Jinmao Holdings Group, Ltd.	880,000	236,627
China Jushi Co., Ltd. Class A	92,600	240,471
China Kings Resources Group Co., Ltd. Class A	9,620	58,703
China Lesso Group Holdings, Ltd.	1,459,000	2,201,436
China Life Insurance Co., Ltd. Class H	6,828,490	11,887,061
China Literature, Ltd. (a)(c)	199,200	962,116
China Longyuan Power Group Corp., Ltd. Class H	3,006,000	5,807,474

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
China Medical System Holdings, Ltd.	1,545,000	$2,409,955
China Meidong Auto Holdings, Ltd.	152,000	478,453
China Mengniu Dairy Co., Ltd.	2,534,085	12,643,056
China Merchants Bank Co., Ltd. Class A	994,262	6,258,443
China Merchants Bank Co., Ltd. Class H	3,332,899	22,298,753
China Merchants China Direct Investments, Ltd.	4,000	4,710
China Merchants Port Holdings Co., Ltd.	2,167,538	3,684,866
China Merchants Securities Co., Ltd. Class A	433,141	930,993
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	180,757	362,096
China Minmetals Rare Earth Co., Ltd. Class A	37,900	176,662
China Minsheng Banking Corp., Ltd. Class H (b)	8,196,379	2,924,686
China Modern Dairy Holdings, Ltd. (b)	93,000	13,985
China National Accord Medicines Corp., Ltd. Class B	300,795	659,706
China National Building Material Co., Ltd. Class H	3,263,400	3,485,086
China Nonferrous Mining Corp., Ltd.	242,000	111,641
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	193,400	1,014,281
China NT Pharma Group Co., Ltd. (a)	1,574,662	40,736
China Ocean Industry Group, Ltd. (a)(d)	57,625	229
China Oil & Gas Group, Ltd. (a)	132,000	5,888
China Oilfield Services, Ltd. Class H	2,474,422	2,424,930
China Online Education Group ADR (a)	1,433	1,978
China Overseas Grand Oceans Group, Ltd.	109,500	58,190
China Overseas Land & Investment, Ltd.	3,823,494	12,084,014
China Overseas Property Holdings, Ltd.	62,066	66,836
China Pacific Insurance Group Co., Ltd. Class A	285,438	1,001,813
China Pacific Insurance Group Co., Ltd. Class H	2,581,133	6,308,965
China Petroleum & Chemical Corp. Class H	23,775,492	10,695,555
Security Description	Shares	Value
China Power International Development, Ltd.	6,544,511	$4,153,418
China Railway Group, Ltd. Class H	6,166,487	3,811,349
China Rare Earth Holdings, Ltd. (a)(b)	2,315,200	171,126
China Resources Beer Holdings Co., Ltd.	906,930	6,761,277
China Resources Boya Bio-pharmaceutical Group Co., Ltd. Class A	19,825	106,308
China Resources Cement Holdings, Ltd.	738,000	495,640
China Resources Gas Group, Ltd.	434,000	2,021,512
China Resources Land, Ltd.	2,858,820	13,334,201
China Resources Mixc Lifestyle Services, Ltd. (c)	246,000	1,219,506
China Resources Power Holdings Co., Ltd.	2,109,155	4,354,343
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	24,600	165,120
China Sanjiang Fine Chemicals Co., Ltd.	73,000	13,954
China Shenhua Energy Co., Ltd. Class H	3,959,588	11,353,549
China Shuifa Singyes Energy Holdings, Ltd.	9,600	1,566
China South City Holdings, Ltd.	2,848,000	239,543
China Southern Airlines Co., Ltd. Class H (a)(b)	2,274,387	1,315,889
China State Construction Engineering Corp., Ltd. Class A	1,304,200	1,034,925
China Suntien Green Energy Corp., Ltd. Class A	213,400	392,155
China Taiping Insurance Holdings Co., Ltd.	1,230,235	1,517,618
China Testing & Certification International Group Co., Ltd. Class A	1,030,733	1,852,620
China Tianying, Inc. Class A	626,900	490,920
China Tourism Group Duty Free Corp., Ltd. Class A	150,700	5,235,904
China Tower Corp., Ltd. Class H (c)	31,048,000	3,996,264
China TransInfo Technology Co., Ltd. Class A (a)	324,900	538,899
China Travel International Investment Hong Kong, Ltd. (a)(b)	9,086,000	1,898,959
China Vanke Co., Ltd. Class A	486,600	1,487,918
China Vanke Co., Ltd. Class H	1,223,400	3,074,500

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
China World Trade Center Co., Ltd. Class A	124,100	$273,034
China Yangtze Power Co., Ltd. Class A	1,396,000	4,814,224
China Yongda Automobiles Services Holdings, Ltd.	906,500	857,178
China Yuhua Education Corp., Ltd. (c)	24,000	4,251
China ZhengTong Auto Services Holdings, Ltd. (a)	38,000	2,906
China Zhenhua Group Science & Technology Co., Ltd. Class A	143,507	2,910,511
ChinaCache International Holdings, Ltd. ADR (a)(b)(d)	18,355	—
Chinasoft International, Ltd.	1,074,000	1,099,054
Chindata Group Holdings, Ltd. ADR (a)(b)	36,351	282,084
Chinese Universe Publishing & Media Group Co., Ltd. Class A	207,900	309,794
Chlitina Holding, Ltd.	2,000	13,049
Chongqing Brewery Co., Ltd. Class A	27,511	601,580
Chongqing Changan Automobile Co., Ltd. Class A	172,952	446,814
Chongqing Changan Automobile Co., Ltd. Class B	2,216,110	1,098,601
Chongqing Department Store Co., Ltd. Class A	24,800	79,791
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	8,702	15,070
Chongqing Gas Group Corp., Ltd. Class A	165,000	177,695
Chongqing Iron & Steel Co., Ltd. Class A (a)	726,500	206,977
Chongqing Machinery & Electric Co., Ltd. Class H	138,000	11,607
Chongqing Zhifei Biological Products Co., Ltd. Class A	126,500	2,094,622
Chongyi Zhangyuan Tungsten Industry Co., Ltd. Class A	66,700	80,388
Chow Tai Seng Jewellery Co., Ltd. Class A	194,343	450,187
CIFI Ever Sunshine Services Group, Ltd. (b)	192,000	244,681
CIFI Holdings Group Co., Ltd.	2,241,895	1,125,669
CIMC Enric Holdings, Ltd. (b)	10,000	10,743
Citic Pacific Special Steel Group Co., Ltd. Class A	160,150	481,343
Security Description	Shares	Value
CITIC Resources Holdings, Ltd.	2,306,000	$152,814
CITIC Securities Co., Ltd. Class A	676,370	2,185,223
CITIC Securities Co., Ltd. Class H	1,785,225	3,990,448
CITIC Telecom International Holdings, Ltd.	1,533,000	507,943
CITIC, Ltd.	4,262,961	4,318,944
Client Service International, Inc. Class A	35,950	83,009
Cloopen Group Holding, Ltd. ADR (a)(b)	38,950	40,897
CMOC Group, Ltd. Class A	1,717,500	1,467,927
CMOC Group, Ltd. Class H (b)	1,092,000	609,531
CMST Development Co., Ltd. Class A	287,500	244,007
CNFinance Holdings, Ltd. (a)(b)	1	2
CNHTC Jinan Truck Co., Ltd. Class A	186,660	361,671
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	1,346,928	1,432,475
COFCO Biotechnology Co., Ltd. Class L	168,900	227,746
Cogobuy Group (a)(c)	64,000	18,677
Colour Life Services Group Co., Ltd. (d)	69,000	4,089
Comtec Solar Systems Group, Ltd. (a)	211,500	8,355
Connect Biopharma Holdings, Ltd. ADR (a)	4,927	4,286
Contemporary Amperex Technology Co., Ltd. Class A (a)	150,893	12,018,863
Continental Aerospace Technologies Holding, Ltd. (a)	2,314,527	30,086
CooTek Cayman, Inc. (a)	15,097	5,873
COSCO SHIPPING Development Co., Ltd. Class H	8,319,709	1,664,589
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (b)	2,654,000	1,691,103
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	4,066,062	5,679,154
COSCO SHIPPING Ports, Ltd.	3,117,882	2,201,246
Cosmo Lady China Holdings Co., Ltd. (a)(b)(c)	71,000	3,257
Country Garden Holdings Co., Ltd. (b)	6,650,587	4,119,034
Country Garden Services Holdings Co., Ltd.	1,212,000	5,398,199

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
CQ Pharmaceutical Holding Co., Ltd. Class A	641,700	$478,581
Crazy Sports Group, Ltd. (a)(b)	2,676,200	105,725
Crystal Clear Electronic Material Co., Ltd. Class A	30,211	86,971
CSC Financial Co., Ltd. Class A	176,500	761,107
CSG Holding Co., Ltd. Class B	802,345	298,568
CSG Smart Science&Technology Co., Ltd. Class A (a)	126,400	151,962
CSPC Pharmaceutical Group, Ltd.	6,460,960	6,414,069
CStone Pharmaceuticals (a)(b)(c)	161,500	108,052
CTS International Logistics Corp., Ltd. Class A	348,890	521,966
Daan Gene Co., Ltd. Class A	340,219	872,343
Dada Nexus, Ltd. ADR (a)(b)	45,019	365,104
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	441,300	287,653
Daqo New Energy Corp. ADR (a)	49,541	3,536,237
DaShenLin Pharmaceutical Group Co., Ltd. Class A	44,056	205,685
Datang International Power Generation Co., Ltd. Class H	9,232,000	1,529,460
Dazhong Transportation Group Co., Ltd. Class B	1,429,050	384,414
Deppon Logistics Co., Ltd. Class A	137,000	274,441
DHC Software Co., Ltd. Class A	165,500	156,016
DiDi Global, Inc. ADR (a)	148,186	437,149
Digital China Group Co., Ltd. Class A	184,000	417,720
Digital China Information Service Co., Ltd. Class A	143,600	241,611
Do-Fluoride New Materials Co., Ltd. Class A	133,100	971,021
Dongfang Electric Corp., Ltd. Class A	150,400	369,034
Dongfang Electric Corp., Ltd. Class H	265,200	317,688
Dongfeng Motor Group Co., Ltd. Class H	1,772,714	1,346,431
Dongjiang Environmental Co., Ltd. Class A	330,000	304,690
Dongyue Group, Ltd.	964,000	1,206,390
Double Medical Technology, Inc. Class A	125,800	734,437
Security Description	Shares	Value
DouYu International Holdings, Ltd. ADR (a)(b)	67,812	$81,374
East Group Co., Ltd. Class A	183,600	222,373
East Money Information Co., Ltd. Class A	504,124	1,909,959
Eastern Communications Co., Ltd. Class B	418,200	180,244
Ebang International Holdings, Inc. Class A (a)(b)	142,945	57,321
E-Commodities Holdings, Ltd.	6,250	1,872
Ecovacs Robotics Co., Ltd. Class A	14,900	270,899
Eoptolink Technology, Inc., Ltd. Class A	32,513	127,061
ESR Group, Ltd. (a)(c)	557,400	1,505,920
Essex Bio-technology, Ltd.	1,456,000	723,644
Eve Energy Co., Ltd. Class A	129,299	1,880,411
Everbright Securities Co., Ltd. Class A	143,400	337,100
Everest Medicines, Ltd. (a)(b)(c)	63,500	182,077
Evergrande Property Services Group, Ltd. (a)(b)(c)(d)	2,936,000	645,423
Fang Holdings, Ltd. ADR (a)(b)	3,657	549
Fanhua, Inc. ADR (b)	43,987	227,413
Far East Horizon, Ltd. (b)	2,998,000	2,513,950
FAW Jiefang Group Co., Ltd. Class A	288,500	401,926
Fiberhome Telecommunication Technologies Co., Ltd. Class A	30,400	65,659
Fibocom Wireless, Inc. Class A	32,640	128,969
FinVolution Group ADR	31,296	148,656
Fire Rock Holdings, Ltd. (a)(b)	804,000	57,378
First Capital Securities Co., Ltd. Class A	277,500	265,322
First Tractor Co., Ltd. Class A	164,100	275,613
Flat Glass Group Co., Ltd. Class A (a)	185,100	1,051,924
Flat Glass Group Co., Ltd. Class H (b)	196,000	689,389
Focus Media Information Technology Co., Ltd. Class A	370,700	372,127
Foshan Haitian Flavouring & Food Co., Ltd. Class A	229,996	3,099,913
Founder Securities Co., Ltd. Class A	322,200	322,479

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Foxconn Industrial Internet Co., Ltd. Class A	135,600	$199,025
Fufeng Group, Ltd.	71,000	45,512
Fujian Boss Software Development Co., Ltd. Class A	28,140	90,034
Fujian Star-net Communication Co., Ltd. Class A	176,600	596,376
Fujian Sunner Development Co., Ltd. Class A	134,400	384,504
Fuyao Glass Industry Group Co., Ltd. Class A	316,817	1,975,794
Fuyao Glass Industry Group Co., Ltd. Class H (c)	172,000	872,390
Ganfeng Lithium Co., Ltd. Class A	125,800	2,790,260
Ganfeng Lithium Co., Ltd. Class H (c)	155,400	1,710,064
Gaotu Techedu, Inc. (a)(b)	143,595	281,446
G-bits Network Technology Xiamen Co., Ltd. Class A	14,600	844,963
GCL Energy Technology Co., Ltd.	44,400	117,487
GCL System Integration Technology Co., Ltd. Class A (a)	440,700	244,534
GCL Technology Holdings, Ltd. (a)(b)	5,052,000	2,440,067
GDS Holdings, Ltd. ADR (a)	85,068	2,840,421
Geely Automobile Holdings, Ltd.	4,280,489	9,731,669
GEM Co., Ltd. Class A	113,100	153,517
Gemdale Corp. Class A	142,700	286,073
Genertec Universal Medical Group Co., Ltd. (c)	770,100	470,091
Genetron Holdings, Ltd. ADR (a)(b)	25,132	42,724
Genimous Technology Co., Ltd. Class A (a)	511,300	424,037
Genscript Biotech Corp. (a)	692,000	2,508,924
Getein Biotech, Inc. Class A	297,278	632,318
GF Securities Co., Ltd. Class H	1,843,800	2,438,991
Giant Network Group Co., Ltd. Class A	307,700	419,954
Gigadevice Semiconductor Beijing, Inc. Class A	36,960	783,998
Ginlong Technologies Co., Ltd. Class A	23,250	738,679
Global Bio-Chem Technology Group Co., Ltd. (a)	1,096,000	21,230
GoerTek, Inc. Class A	301,700	1,512,055
Goke Microelectronics Co., Ltd. Class A	19,100	232,931
Security Description	Shares	Value
Golden Solar New Energy Technology Holdings, Ltd. (a)(b)	416,000	$574,674
GoldenHome Living Co., Ltd. Class A	45,080	208,179
Goldpac Group, Ltd.	64,000	12,887
GOME Retail Holdings, Ltd. (a)(b)	12,238,000	592,643
Goodbaby International Holdings, Ltd. (a)	67,000	8,624
Gotion High-tech Co., Ltd. Class A	50,844	345,826
Grand Baoxin Auto Group, Ltd. (a)	3,158	233
Grandjoy Holdings Group Co., Ltd. Class A (a)	177,100	105,665
Great Wall Motor Co., Ltd. Class H	2,995,876	6,162,068
Greattown Holdings, Ltd. Class A	290,000	158,751
Greatview Aseptic Packaging Co., Ltd.	10,000	2,001
Gree Real Estate Co., Ltd. Class A (a)	312,800	294,408
Greentown China Holdings, Ltd.	763,500	1,582,081
Greentown Service Group Co., Ltd.	484,000	547,719
Grinm Advanced Materials Co., Ltd. Class A	142,900	412,232
Guangdong Create Century Intelligent Equipment Group Corp Ltd Class A (a)	110,400	189,374
Guangdong Electric Power Development Co., Ltd. Class B (a)	2,328,740	626,185
Guangdong Golden Dragon Development, Inc. Class A (a)	159,600	359,232
Guangdong Haid Group Co., Ltd. Class A	129,000	1,154,693
Guangdong Hongda Holdings Group Co., Ltd. Class A	131,600	546,289
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	643,600	409,918
Guangdong Investment, Ltd.	3,732,229	3,947,712
Guangdong Kinlong Hardware Products Co., Ltd. Class A	13,100	253,473
Guangdong Provincial Expressway Development Co., Ltd. Class B	289,800	225,282
Guangdong Topstar Technology Co., Ltd. Class A	28,800	56,791

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	272,100	$892,497
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	147,900	320,102
Guangshen Railway Co., Ltd. Class H (a)	6,154,000	1,152,853
Guangxi Guiguan Electric Power Co., Ltd. Class A	295,500	268,428
Guangzhou Automobile Group Co., Ltd. Class H	3,476,090	3,362,265
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	153,900	725,172
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	17,586
Guangzhou Great Power Energy & Technology Co., Ltd. Class A	30,000	274,977
Guangzhou Haige Communications Group, Inc. Co. Class A	331,500	449,470
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	15,400	189,623
Guangzhou R&F Properties Co., Ltd. Class H (b)	1,159,482	305,868
Guangzhou Restaurant Group Co., Ltd. Class A	201,260	757,104
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	4,400	49,433
Guangzhou Tinci Materials Technology Co., Ltd. Class A	267,298	2,474,346
Guangzhou Wondfo Biotech Co., Ltd. Class A	11,440	69,467
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. Class A	619,184	649,274
Guangzhou Zhujiang Brewery Co., Ltd. Class A	304,400	385,029
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A	310,900	320,444
Guocheng Mining Co., Ltd. Class A (a)	153,400	359,006
Guomai Technologies, Inc. Class A	302,500	257,641
Guosen Securities Co., Ltd. Class A	476,200	679,758
Guosheng Financial Holding, Inc. Class A (a)	155,900	223,239
Guotai Junan Securities Co., Ltd. Class A	331,800	752,269
Security Description	Shares	Value
Guoyuan Securities Co., Ltd. Class A	184,010	$170,720
Haichang Ocean Park Holdings, Ltd. (a)(b)(c)	1,202,000	1,219,317
Haidilao International Holding, Ltd. (a)(b)(c)	486,000	1,133,409
Haier Smart Home Co., Ltd. Class A	276,100	1,130,889
Haier Smart Home Co., Ltd. Class H	1,205,800	4,463,962
Hainan Meilan International Airport Co., Ltd. Class H (a)	65,000	191,348
Haisco Pharmaceutical Group Co., Ltd. Class A	161,000	386,878
Haitian International Holdings, Ltd.	189,000	482,920
Haitong Securities Co., Ltd. Class A	306,700	448,782
Haitong Securities Co., Ltd. Class H	3,046,400	2,236,189
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	331,600	931,855
Hangjin Technology Co., Ltd. Class A	151,400	765,559
Hangzhou Chang Chuan Technology Co., Ltd. Class A	120,930	814,413
Hangzhou Dptech Technologies Co., Ltd. Class A	26,850	64,680
Hangzhou First Applied Material Co., Ltd. Class A	203,957	1,993,267
Hangzhou Robam Appliances Co., Ltd. Class A	34,200	183,799
Hangzhou Silan Microelectronics Co., Ltd. Class A	123,500	957,907
Hangzhou Steam Turbine Co., Ltd. Class B	1,010,516	1,455,194
Hangzhou Tigermed Consulting Co., Ltd. Class A	107,922	1,842,378
Hansoh Pharmaceutical Group Co., Ltd. (c)	490,000	989,123
Harbin Boshi Automation Co., Ltd. Class A	638,620	1,126,887
Harbin Electric Co., Ltd. Class H (a)	2,702,942	785,363
Health & Happiness H&H International Holdings, Ltd.	5,000	6,589
Hebei Construction Group Corp., Ltd. Class H (a)	78,500	9,904
Hefei Meiya Optoelectronic Technology, Inc. Class A	181,520	586,998
Hello Group, Inc. ADR (b)	112,075	565,979

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Henan Jindan Lactic Acid Technology Co., Ltd. Class A	12,660	$61,221
Henan Lingrui Pharmaceutical Co. Class A	332,500	621,435
Henan Shenhuo Coal & Power Co., Ltd. Class A	131,800	257,144
Henan Shuanghui Investment & Development Co., Ltd. Class A	122,140	533,800
Hengan International Group Co., Ltd.	771,000	3,620,687
Hengli Petrochemical Co., Ltd. Class A	417,700	1,385,646
Hisense Home Appliances Group Co., Ltd. Class A	441,400	933,602
Hithink RoyalFlush Information Network Co., Ltd. Class A	6,200	88,919
Holitech Technology Co., Ltd. Class A (a)	275,100	128,436
Hongda Xingye Co., Ltd. Class A (a)	429,400	237,623
Hongfa Technology Co., Ltd. Class A	41,860	261,305
Honghua Group, Ltd. (a)	14,000	455
Hongli Zhihui Group Co., Ltd. Class A (a)	47,500	61,640
Honworld Group, Ltd. (a)(c)(d)	35,000	3,423
Hope Education Group Co., Ltd. (b)(c)	180,000	14,910
Hopson Development Holdings, Ltd. (b)	228,349	348,622
Hoshine Silicon Industry Co., Ltd. Class A	24,100	424,038
Hua Hong Semiconductor, Ltd. (a)(c)	456,000	1,650,374
Huadian Power International Corp., Ltd. Class H (b)	3,209,308	1,169,706
Huadong Medicine Co., Ltd. Class A	34,200	230,374
Huafon Chemical Co., Ltd. Class A	1,237,200	1,557,526
Huafu Fashion Co., Ltd. Class A	150,600	84,912
Huagong Tech Co., Ltd. Class A	120,000	414,725
Huaibei Mining Holdings Co., Ltd. Class A	57,200	124,225
Hualan Biological Engineering, Inc. Class A	256,627	872,751
Huaneng Lancang River Hydropower, Inc. Class A	25,900	27,004
Huaneng Power International, Inc. Class H	5,930,416	2,955,024
Security Description	Shares	Value
Huangshan Tourism Development Co., Ltd. Class B	1,086,182	$860,256
Huatai Securities Co., Ltd. Class A	464,900	984,693
Huatai Securities Co., Ltd. Class H (c)	907,000	1,345,425
Huaxi Securities Co., Ltd. Class A	333,200	389,649
Huayu Automotive Systems Co., Ltd. Class A	148,361	508,980
Huazhu Group, Ltd. ADR (b)	110,961	4,227,614
Hubei Biocause Pharmaceutical Co., Ltd. Class A	468,300	238,194
Huizhou Desay Sv Automotive Co., Ltd. Class A	122,362	2,701,228
Humanwell Healthcare Group Co., Ltd. Class A	33,900	80,905
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	821,800	415,546
Hunan Gold Corp., Ltd. Class A	146,300	264,921
Hunan Valin Steel Co., Ltd. Class A	263,600	200,132
Hundsun Technologies, Inc. Class A	213,354	1,385,614
HUYA, Inc. ADR (a)	25,577	99,239
Hygeia Healthcare Holdings Co., Ltd. (b)(c)	90,800	603,447
Hytera Communications Corp., Ltd. Class A (a)	489,700	353,532
HyUnion Holding Co., Ltd. Class A (a)	128,300	156,543
iClick Interactive Asia Group, Ltd. ADR (a)	26,792	18,002
Iflytek Co., Ltd. Class A	178,300	1,096,257
iHuman, Inc. ADR (a)(b)	16,999	40,118
I-Mab ADR (a)(b)	22,331	252,340
Imeik Technology Development Co., Ltd. Class A	5,700	510,136
Industrial & Commercial Bank of China, Ltd. Class A	3,314,905	2,358,536
Industrial & Commercial Bank of China, Ltd. Class H	51,585,656	30,634,725
Industrial Bank Co., Ltd. Class A	943,400	2,800,283
Industrial Securities Co., Ltd. Class A	480,200	504,969
INESA Intelligent Tech, Inc. Class B	2,968,600	1,442,740
Ingenic Semiconductor Co., Ltd. Class A	35,700	565,783

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	2,392,500	$838,635
Inner Mongolia ERDOS Resources Co., Ltd. Class A	81,900	220,503
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	518,700	377,563
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	195,200	1,134,071
Inner Mongolia Yitai Coal Co., Ltd. Class B	613,136	1,004,930
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A	137,600	215,712
InnoCare Pharma, Ltd. (a)(b)(c)	188,000	320,563
Innovent Biologics, Inc. (a)(c)	653,000	2,904,275
Inspur Electronic Information Industry Co., Ltd. Class A	32,816	129,615
Intco Medical Technology Co., Ltd. Class A	56,700	214,479
iQIYI, Inc. ADR (a)(b)	216,888	910,930
IReader Technology Co., Ltd. Class A	127,300	305,708
IRICO Group New Energy Co., Ltd. Class H (a)	25,000	35,428
JA Solar Technology Co., Ltd. Class A	181,860	2,140,263
Jacobio Pharmaceuticals Group Co., Ltd. (a)(c)	78,600	61,101
Jafron Biomedical Co., Ltd. Class A	15,420	117,050
Jason Furniture Hangzhou Co., Ltd. Class A	231,074	1,951,869
JCET Group Co., Ltd. Class A	45,700	184,049
JD Health International, Inc. (a)(b)(c)	759,650	5,958,552
JD Logistics, Inc. (a)(c)	38,200	83,342
JD.com, Inc. ADR	714,137	45,861,878
JD.com, Inc. Class A	194,942	6,280,318
Jiajiayue Group Co., Ltd. Class A (a)	171,000	363,211
Jiangling Motors Corp., Ltd. Class A	126,200	302,690
Jiangnan Group, Ltd. (a)	201,000	6,353
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	419,600	259,113
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	166,100	189,285
Jiangsu Eastern Shenghong Co., Ltd. Class A	468,400	1,181,445
Security Description	Shares	Value
Jiangsu Expressway Co., Ltd. Class H	2,701,087	$2,719,348
Jiangsu Hengli Hydraulic Co., Ltd. Class A	127,151	1,170,574
Jiangsu Hengrui Medicine Co., Ltd. Class A	414,916	2,295,462
Jiangsu Hoperun Software Co., Ltd. Class A (a)	51,600	138,155
Jiangsu Jiejie Microelectronics Co., Ltd. Class A	144,050	532,866
Jiangsu King's Luck Brewery JSC, Ltd. Class A	33,100	251,797
Jiangsu Nata Opto-electronic Material Co., Ltd. Class A	25,480	136,746
Jiangsu Shagang Co., Ltd. Class A	122,400	87,817
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	98,365	2,687,203
Jiangsu Yangnong Chemical Co., Ltd. Class A	14,500	288,261
Jiangsu Yoke Technology Co., Ltd. Class A	143,000	1,184,023
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	210,878	807,125
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	161,600	73,518
Jiangxi Copper Co., Ltd. Class H	1,540,000	2,107,774
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	140,200	469,689
Jiangxi Zhengbang Technology Co., Ltd. Class A (a)	292,000	263,942
Jinchuan Group International Resources Co., Ltd.	617,000	80,988
Jinke Properties Group Co., Ltd. Class A	784,130	334,508
Jinke Smart Services Group Co., Ltd. Class H	22,400	57,663
JinkoSolar Holding Co., Ltd. ADR (a)(b)	32,195	2,227,250
Jinxin Fertility Group, Ltd. (c)	634,500	584,614
JiuGui Liquor Co., Ltd. Class A	22,500	623,598
Jiumaojiu International Holdings, Ltd. (b)(c)	225,000	597,844
JL Mag Rare-Earth Co., Ltd. Class A	18,000	98,804

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Joinn Laboratories China Co., Ltd. Class A	89,220	$1,514,459
Jointown Pharmaceutical Group Co., Ltd. Class A	320,000	568,479
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A (a)	4,300	22,198
Joy City Property, Ltd. (a)	2,796,000	106,895
Joyoung Co., Ltd. Class A	282,256	772,981
JOYY, Inc. ADR (b)	32,047	956,923
Ju Teng International Holdings, Ltd.	134,500	25,368
Juewei Food Co., Ltd. Class A	19,000	163,864
JW Cayman Therapeutics Co., Ltd. (a)(b)(c)	108,000	111,483
Kama Co., Ltd. Class B (a)	1,145,300	589,829
Kandi Technologies Group, Inc. (a)(b)	8,099	19,438
Kangji Medical Holdings, Ltd. (b)	117,500	116,647
KE Holdings, Inc. ADR (a)	378,974	6,802,583
Keboda Technology Co., Ltd. Class A	10,600	97,348
Kehua Data Co., Ltd. Class A	34,800	160,135
Keshun Waterproof Technologies Co., Ltd. Class A	88,960	174,889
Kingboard Holdings, Ltd.	1,062,391	4,021,054
KingClean Electric Co., Ltd. Class A	45,640	171,758
Kingdee International Software Group Co., Ltd. (a)	1,878,700	4,405,289
Kingfa Sci & Tech Co., Ltd. Class A	54,300	77,106
Kingsoft Cloud Holdings, Ltd. ADR (a)(b)	57,954	257,895
Kingsoft Corp., Ltd.	611,200	2,383,438
Kintor Pharmaceutical, Ltd. (a)(b)(c)	133,000	316,951
Konfoong Materials International Co., Ltd. Class A	20,700	188,345
Konka Group Co., Ltd. Class B	3,251,123	882,495
Koolearn Technology Holding, Ltd. (a)(b)(c)	116,000	278,508
KPC Pharmaceuticals, Inc. Class A	149,000	270,032
Kuaishou Technology (a)(c)	1,096,600	12,214,025
Kuang-Chi Technologies Co., Ltd. Class A (a)	195,390	503,324
Kunlun Energy Co., Ltd.	4,574,152	3,748,182
Kunming Yunnei Power Co., Ltd. Class A	169,200	76,471
Security Description	Shares	Value
Kweichow Moutai Co., Ltd. Class A	96,976	$29,580,848
KWG Group Holdings, Ltd.	1,549,668	493,717
KWG Living Group Holdings, Ltd.	592,333	184,940
Lao Feng Xiang Co., Ltd. Class A	27,600	172,001
Lao Feng Xiang Co., Ltd. Class B	7,130	23,287
Laobaixing Pharmacy Chain JSC Class A	34,580	174,752
LB Group Co., Ltd. Class A	159,500	477,011
Lee & Man Paper Manufacturing, Ltd.	76,000	32,639
Lenovo Group, Ltd.	6,844,282	6,393,387
Lens Technology Co., Ltd. Class A	282,465	466,407
Leo Group Co., Ltd. Class A (a)	1,608,000	465,308
LexinFintech Holdings, Ltd. ADR (a)	58,431	130,301
Li Auto, Inc. ADR (a)	188,451	7,219,558
Li Ning Co., Ltd.	1,814,193	16,808,038
Lianhua Supermarket Holdings Co., Ltd. Class H (a)	13,000	977
Lifetech Scientific Corp. (a)(b)	2,918,000	1,074,688
Lingyi iTech Guangdong Co. Class A (a)	600,900	449,944
Link Motion, Inc. ADR (a)(d)	16,509	—
Linklogis, Inc. Class B (a)(b)(c)	334,500	330,793
Livzon Pharmaceutical Group, Inc. Class H	253,327	876,497
Longfor Group Holdings, Ltd. (c)	1,078,500	5,092,224
LONGi Green Energy Technology Co., Ltd. Class A	632,604	6,287,164
Longshine Technology Group Co., Ltd. Class A	39,450	148,227
Lu Thai Textile Co., Ltd. Class B	149,100	80,754
Luenmei Quantum Co., Ltd. Class A	329,008	367,571
Lufax Holding, Ltd. ADR	323,011	1,938,066
Luokung Technology Corp. (a)	322,151	128,828
Luoyang Glass Co., Ltd. Class H (a)(b)	76,000	142,567
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	7,140	94,817
Luxshare Precision Industry Co., Ltd. Class A	634,629	3,198,609
Luye Pharma Group, Ltd. (a)(b)(c)	759,000	249,552

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Luzhou Laojiao Co., Ltd. Class A	129,542	$4,763,773
Maanshan Iron & Steel Co., Ltd. Class H (b)	2,186,000	663,019
Maccura Biotechnology Co., Ltd. Class A	37,572	114,831
Mango Excellent Media Co., Ltd. Class A	106,650	530,689
Markor International Home Furnishings Co., Ltd. Class A (a)	622,800	284,265
Maxscend Microelectronics Co., Ltd. Class A	33,696	678,524
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	312,760	259,848
Meitu, Inc. (a)(b)(c)	2,247,000	297,807
Meituan Class B (a)(c)	3,123,748	77,307,981
Metallurgical Corp. of China, Ltd. Class A	129,600	67,659
Metallurgical Corp. of China, Ltd. Class H	1,505,000	360,573
Microport Cardioflow Medtech Corp. (a)(b)(c)	104,000	41,484
Microport Scientific Corp. (a)(b)	447,637	1,297,796
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	23,525	479,680
Ming Yang Smart Energy Group, Ltd. Class A	3,700	18,654
Ming Yuan Cloud Group Holdings, Ltd. (b)	372,000	595,431
Minth Group, Ltd.	250,000	681,794
MLS Co., Ltd. Class A	49,748	72,498
MMG, Ltd. (a)	1,692,000	629,626
MOBI Development Co., Ltd. (a)	1,072,000	38,252
Mobvista, Inc. (a)(b)(c)	105,000	69,983
Montage Technology Co., Ltd. Class A	70,783	639,604
Montnets Cloud Technology Group Co., Ltd. Class A (a)	304,500	528,681
Muyuan Foods Co., Ltd. Class A	418,484	3,450,018
Nam Tai Property, Inc. (a)(b)	34,098	143,553
NanJi E-Commerce Co., Ltd. Class A	515,500	410,604
Nanjing Hanrui Cobalt Co., Ltd. Class A	7,500	64,795
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	6,253	26,302
NARI Technology Co., Ltd. Class A	261,816	1,054,418
Security Description	Shares	Value
National Agricultural Holdings, Ltd. (a)(b)(d)	72,000	$—
National Silicon Industry Group Co., Ltd. Class A (a)	106,766	365,962
NAURA Technology Group Co., Ltd. Class A	30,200	1,248,326
NavInfo Co., Ltd. Class A	171,400	385,281
NetDragon Websoft Holdings, Ltd.	34,500	74,215
NetEase, Inc. ADR (b)	300,613	28,065,230
New China Life Insurance Co., Ltd. Class H	767,500	2,156,682
New Hope Liuhe Co., Ltd. Class A (a)	433,500	989,313
New Horizon Health, Ltd. (a)(c)	18,500	55,639
New Oriental Education & Technology Group, Inc. (a)	124,236	2,529,445
Newland Digital Technology Co., Ltd. Class A	411,720	811,256
Ninestar Corp. Class A	26,600	200,843
Ningbo Joyson Electronic Corp. Class A (a)	33,300	78,032
Ningbo Sanxing Medical Electric Co., Ltd. Class A	156,400	309,805
Ningbo Tuopu Group Co., Ltd. Class A	55,200	563,428
Ningbo Xusheng Auto Technology Co., Ltd. Class A	38,080	171,650
Ningxia Baofeng Energy Group Co., Ltd. Class A	51,000	111,445
NIO, Inc. ADR (a)	1,047,401	22,749,550
NiSun International Enterprise Development Group Co., Ltd. (a)	1,316	831
Niu Technologies ADR (a)	17,419	149,803
Noah Holdings, Ltd. ADR (a)(b)	13,866	280,509
Nongfu Spring Co., Ltd. Class H (b)(c)	1,015,400	5,829,497
Northeast Securities Co., Ltd. Class A	154,000	160,565
Ocumension Therapeutics (a)(b)(c)	11,000	19,682
Offcn Education Technology Co., Ltd. Class A (a)	52,100	44,996
OFILM Group Co., Ltd. Class A (a)	146,300	146,427
OneConnect Financial Technology Co., Ltd. (a)	41,652	71,225
Oppein Home Group, Inc. Class A	18,620	418,493
Orient Securities Co., Ltd. Class A	405,056	616,870

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Ourgame International Holdings, Ltd. (a)	65,000	$1,267
Ourpalm Co., Ltd. Class A (a)	104,300	51,962
Ovctek China, Inc. Class A	9,700	82,746
Ozner Water International Holding, Ltd. (a)(c)(d)	738,000	—
Pacific Online, Ltd.	159,000	23,302
Parkson Retail Group, Ltd. (a)	1,207,000	25,072
PCI-Suntek Technology Co., Ltd. Class A	11,100	10,696
Peijia Medical, Ltd. (a)(c)	99,000	97,903
People's Insurance Co. Group of China, Ltd. Class A	51,900	39,172
People's Insurance Co. Group of China, Ltd. Class H	6,084,000	1,860,799
Perfect World Co., Ltd. Class A	311,050	666,715
PetroChina Co., Ltd. Class H	21,429,988	10,213,925
Pharmaron Beijing Co., Ltd. Class A	160,050	2,273,196
PhiChem Corp. Class A	43,000	146,622
PICC Property & Casualty Co., Ltd. Class H	6,953,102	7,230,492
Pinduoduo, Inc. ADR (a)	326,440	20,173,992
Ping An Bank Co., Ltd. Class A	803,200	1,794,686
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	452,800	1,341,617
Ping An Insurance Group Co. of China, Ltd. Class A	463,330	3,226,765
Ping An Insurance Group Co. of China, Ltd. Class H	4,723,420	32,113,682
PNC Process Systems Co., Ltd. Class A	35,346	212,470
Poly Culture Group Corp., Ltd. Class H (a)	7,200	3,845
Poly Developments & Holdings Group Co., Ltd. Class A	498,000	1,296,960
Poly Property Group Co., Ltd.	1,459,000	351,412
Pop Mart International Group, Ltd. (b)(c)	514,400	2,484,502
Postal Savings Bank of China Co., Ltd. Class A	121,600	97,763
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	5,297,000	4,205,495
Prosperous Future Holdings, Ltd. (a)	415,000	3,808
Security Description	Shares	Value
Prosus NV (a)	14,092	$920,485
Puxin, Ltd. ADR (a)(b)	1,600	1,920
PW Medtech Group, Ltd. (a)	68,000	6,673
Qianhe Condiment & Food Co., Ltd. Class A	250,065	645,286
Qingdao Gon Technology Co., Ltd. Class A	144,300	552,732
Qingdao Haier Biomedical Co., Ltd. Class A	5,539	60,172
Qingdao Hanhe Cable Co., Ltd. Class A	785,200	497,763
Qingdao TGOOD Electric Co., Ltd. Class A	51,400	132,713
QuakeSafe Technologies Co., Ltd. Class A	7,679	66,639
Quectel Wireless Solutions Co., Ltd. Class A	11,999	239,221
Qutoutiao, Inc. ADR (a)(b)	35,427	34,010
Red Avenue New Materials Group Co., Ltd. Class A	14,300	69,493
Remegen Co., Ltd. Class H (a)(b)(c)	51,500	288,446
ReneSola, Ltd. ADR (a)	24,849	118,033
Richinfo Technology Co., Ltd. Class A	28,100	53,231
Risen Energy Co., Ltd. Class A	112,700	493,048
Riyue Heavy Industry Co., Ltd. Class A	44,400	168,217
RLX Technology, Inc. ADR (a)(b)	565,558	1,204,639
Rongsheng Petrochemical Co., Ltd. Class A	462,300	1,061,245
Roshow Technology Co., Ltd. Class A (a)	121,200	204,826
Sai Micro Electronics, Inc. Class A	47,600	129,788
SAIC Motor Corp., Ltd. Class A	342,200	909,069
Sailun Group Co., Ltd. Class A	840,032	1,412,124
Sangfor Technologies, Inc. Class A	19,261	298,157
Sany Heavy Industry Co., Ltd. Class A	591,500	1,681,631
Satellite Chemical Co., Ltd. Class A	273,572	1,054,837
SDIC Power Holdings Co., Ltd. Class A	302,900	474,397
Sealand Securities Co., Ltd. Class A	954,540	516,837
Seazen Group, Ltd. (a)	511,238	252,787
Seazen Holdings Co., Ltd. Class A	31,600	119,863
SF Holding Co., Ltd. Class A	207,300	1,725,696
SG Micro Corp. Class A	27,337	742,203

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Shaanxi Construction Machinery Co., Ltd. Class A	174,590	$168,751
Shaanxi International Trust Co., Ltd. Class A	635,800	295,889
Shandong Airlines Co., Ltd. Class B (a)	5,800	3,156
Shandong Chenming Paper Holdings, Ltd. Class B	413,300	152,217
Shandong Dawn Polymer Co., Ltd. Class A	27,200	99,644
Shandong Denghai Seeds Co., Ltd. Class A	7,200	22,650
Shandong Dongyue Organosilicon Material Co., Ltd. Class A	26,300	72,103
Shandong Gold Mining Co., Ltd. Class A	441,080	1,221,092
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	279,900	932,694
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	35,300	153,748
Shandong Humon Smelting Co., Ltd. Class A	132,600	193,831
Shandong Linglong Tyre Co., Ltd. Class A	132,500	501,406
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	309,100	189,493
Shandong Pharmaceutical Glass Co., Ltd. Class A	18,364	76,560
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,216,000	1,413,278
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	339,092	1,392,441
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A (a)	169,540	236,954
Shanghai 2345 Network Holding Group Co., Ltd. Class A	772,700	259,326
Shanghai AtHub Co., Ltd. Class A	150,860	604,187
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	251,636	1,127,524
Shanghai Baosight Software Co., Ltd. Class A	152,400	1,241,168
Shanghai Baosight Software Co., Ltd. Class B	845,684	3,567,095
Shanghai Belling Co., Ltd. Class A	133,100	496,926
Security Description	Shares	Value
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	2,313,020	$1,737,078
Shanghai Daimay Automotive Interior Co., Ltd. Class A	329,183	643,714
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	467,500	230,117
Shanghai Electric Group Co., Ltd. Class H	6,172,077	1,518,056
Shanghai Environment Group Co., Ltd. Class A	141,600	214,590
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	184,630	529,859
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	194,000	1,275,836
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	144,500	534,950
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)(b)	174,000	692,944
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	3,466
Shanghai Fullhan Microelectronics Co., Ltd. Class A	32,763	414,412
Shanghai Haohai Biological Technology Co., Ltd. Class A	12,950	204,327
Shanghai Henlius Biotech, Inc. Class H (a)(c)	17,400	39,160
Shanghai Huayi Group Co., Ltd. Class B	284,100	211,939
Shanghai Industrial Urban Development Group, Ltd.	26,000	2,220
Shanghai International Airport Co., Ltd. Class A (a)	145,300	1,228,858
Shanghai International Port Group Co., Ltd. Class A	1,101,100	957,521
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	1,276,674	970,272
Shanghai Jinjiang International Hotels Co., Ltd. Class B	331,300	647,360
Shanghai Jinjiang International Travel Co., Ltd. Class B	647,400	967,863
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	1,098,666	1,121,738

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai Junshi Biosciences Co., Ltd. Class A (a)	24,429	$274,527
Shanghai Junshi Biosciences Co., Ltd. Class H (a)(b)(c)	4,400	23,691
Shanghai Liangxin Electrical Co., Ltd. Class A (a)	44,980	110,904
Shanghai Lingang Holdings Corp., Ltd. Class B	341,520	343,228
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	2,632,272	1,574,099
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	127,900	197,644
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	757,568	665,902
Shanghai M&G Stationery, Inc. Class A	143,081	1,196,859
Shanghai Maling Aquarius Co., Ltd. Class A	148,200	176,181
Shanghai Medicilon, Inc. Class A	5,125	259,614
Shanghai Moons' Electric Co., Ltd. Class A	312,316	989,002
Shanghai New Power Automotive Technology Co., Ltd. Class B	424,540	217,789
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	292,500	788,819
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	306,800	508,274
Shanghai Pudong Development Bank Co., Ltd. Class A	1,129,900	1,349,974
Shanghai Putailai New Energy Technology Co., Ltd. Class A	68,600	863,614
Shanghai RAAS Blood Products Co., Ltd. Class A	445,400	393,965
Shanghai Runda Medical Technology Co., Ltd. Class A	178,900	262,845
Shanghai Shibei Hi-Tech Co., Ltd. Class B	559,200	161,050
Shanghai Sinyang Semiconductor Materials Co., Ltd. Class A	30,400	150,091
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	123,200	249,921
Shanghai Wanye Enterprises Co., Ltd. Class A	164,940	479,749
Shanghai Yaoji Technology Co., Ltd. Class A	33,500	83,198
Security Description	Shares	Value
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	445,888	$627,843
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	136,800	254,044
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	616,900	587,988
Shanxi Coking Coal Energy Group Co., Ltd. Class A	106,300	212,308
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	43,200	94,207
Shanxi Meijin Energy Co., Ltd. Class A	297,900	542,105
Shanxi Securities Co., Ltd. Class A	186,930	160,046
Shanxi Taigang Stainless Steel Co., Ltd. Class A	322,800	262,412
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	50,520	2,447,555
Shengda Resources Co., Ltd. Class A (a)	140,900	237,068
Shenghe Resources Holding Co., Ltd. Class A	61,200	206,306
Shengjing Bank Co., Ltd. Class H (a)(c)	640,800	489,974
Shengyi Technology Co., Ltd. Class A	303,900	770,153
Shennan Circuits Co., Ltd. Class A	23,660	330,715
Shenwan Hongyuan Group Co., Ltd. Class A	629,000	402,495
Shenwan Hongyuan HK, Ltd. (a)	10,000	867
Shenzhen Agricultural Products Group Co., Ltd. Class A	602,200	556,911
Shenzhen Capchem Technology Co., Ltd. Class A	22,680	177,808
Shenzhen Das Intellitech Co., Ltd. Class A (a)	1,111,637	555,470
Shenzhen Desay Battery Technology Co. Class A	47,270	317,991
Shenzhen Energy Group Co., Ltd. Class A	130,800	125,060
Shenzhen Envicool Technology Co., Ltd. Class A	41,470	153,034
Shenzhen Expressway Corp., Ltd. Class H	2,321,732	2,411,398
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	437,600	735,621
Shenzhen Gongjin Electronics Co., Ltd. Class A	319,200	353,281

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Shenzhen H&T Intelligent Control Co., Ltd. Class A	301,200	$856,310
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	173,800	455,745
Shenzhen Infogem Technologies Co., Ltd. Class A	33,600	55,079
Shenzhen Inovance Technology Co., Ltd. Class A	133,958	1,316,162
Shenzhen International Holdings, Ltd.	992,710	976,650
Shenzhen Investment, Ltd.	3,078,326	611,982
Shenzhen Jinjia Group Co., Ltd. Class A	286,500	458,113
Shenzhen Jufei Optoelectronics Co., Ltd. Class A	175,800	125,867
Shenzhen Kaifa Technology Co., Ltd. Class A	177,400	308,006
Shenzhen Kangtai Biological Products Co., Ltd. Class A	59,840	403,265
Shenzhen Kedali Industry Co., Ltd. Class A	17,100	405,552
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	159,700	247,261
Shenzhen Kinwong Electronic Co., Ltd. Class A	21,420	74,540
Shenzhen Megmeet Electrical Co., Ltd. Class A	145,400	569,524
Shenzhen Microgate Technology Co., Ltd. Class A	91,200	125,423
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	53,822	2,514,401
Shenzhen MTC Co., Ltd. Class A (a)	1,588,200	909,682
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	1,256,562	682,242
Shenzhen New Industries Biomedical Engineering Co., Ltd. Class A	13,730	92,384
Shenzhen SC New Energy Technology Corp. Class A	34,501	459,811
Shenzhen Senior Technology Material Co., Ltd. Class A	44,950	194,706
Shenzhen Sunlord Electronics Co., Ltd. Class A	132,200	537,342
Security Description	Shares	Value
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	35,400	$67,640
Shenzhen Sunway Communication Co., Ltd. Class A	22,200	55,796
Shenzhen Tagen Group Co., Ltd. Class A	297,000	305,231
Shenzhen Transsion Holdings Co., Ltd. Class A	37,677	501,465
Shenzhen Yinghe Technology Co., Ltd. Class A	23,300	98,737
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (a)	151,300	118,256
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	34,400	151,624
Shenzhou International Group Holdings, Ltd.	552,000	6,686,369
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	320,800	287,104
Shimao Group Holdings, Ltd. (b)(d)	1,562,220	659,971
Shimao Services Holdings, Ltd. (b)(c)	337,000	162,338
Shoucheng Holdings, Ltd. (b)	720,400	108,332
Sichuan Hebang Biotechnology Co., Ltd. Class A	932,700	592,659
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	26,500	73,916
Sichuan New Energy Power Co., Ltd. (a)	59,900	197,904
Sichuan Swellfun Co., Ltd. Class A	21,800	300,912
Sichuan Yahua Industrial Group Co., Ltd. Class A	33,500	163,148
Sieyuan Electric Co., Ltd. Class A	147,900	786,688
Sihuan Pharmaceutical Holdings Group, Ltd. (b)	915,000	149,255
Silergy Corp.	8,955	721,315
Silver Grant International Holdings Group, Ltd. (a)	142,000	7,238
Sino Wealth Electronic, Ltd. Class A	29,887	222,051
Sinocare, Inc. Class A	35,100	147,118
Sinofert Holdings, Ltd.	130,000	19,052
Sinoma Science & Technology Co., Ltd. Class A	415,193	1,703,083
SinoMedia Holding, Ltd.	65,000	7,289

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Sinomine Resource Group Co., Ltd. Class A	26,460	$365,511
Sino-Ocean Group Holding, Ltd.	6,141,980	1,041,020
Sinopec Oilfield Service Corp. Class H (a)	148,000	11,505
Sinopec Shanghai Petrochemical Co., Ltd. Class H	6,152,600	1,050,661
Sinopharm Group Co., Ltd. Class H	1,202,400	2,914,463
Sino-Platinum Metals Co., Ltd. Class A	161,730	436,880
Sinosoft Technology Group, Ltd.	1,321,600	79,158
Sinotrans, Ltd. Class H	6,587,024	1,888,734
Sinotruk Hong Kong, Ltd.	110,500	154,901
Sinovac Biotech, Ltd. (a)(b)	63,289	409,480
SITC International Holdings Co., Ltd.	979,000	2,769,713
Skshu Paint Co., Ltd. Class A (a)	114,036	2,201,557
Skyworth Digital Co., Ltd. Class A	439,700	1,063,145
Smoore International Holdings, Ltd. (b)(c)	1,254,000	3,867,337
SOHO China, Ltd. (a)(b)	695,000	131,968
Sohu.com, Ltd. ADR (a)(b)	9,646	159,834
SooChow Securities Co., Ltd. Class A	190,830	197,257
SOS, Ltd. (a)(b)	143,686	27,415
South Manganese Investment, Ltd. (a)(b)	533,000	59,094
Southwest Securities Co., Ltd. Class A	659,900	390,770
SPT Energy Group, Inc. (a)	20,000	726
StarPower Semiconductor, Ltd. Class A	9,600	552,585
STO Express Co., Ltd. Class A (a)	158,179	281,241
Sumavision Technologies Co., Ltd. Class A	109,000	84,869
Sun Art Retail Group, Ltd. (b)	1,502,500	488,263
Sun King Technology Group, Ltd. (a)	192,000	71,202
Sunac China Holdings, Ltd. (b)(d)	1,765,000	515,085
Sunac Services Holdings, Ltd. (c)	315,000	191,482
Sungrow Power Supply Co., Ltd. Class A	136,853	2,005,580
Suning Universal Co., Ltd. Class A (a)	431,500	236,855
Sunny Optical Technology Group Co., Ltd.	595,100	9,699,729
Sunresin New Materials Co., Ltd. Class A	31,800	289,341
Security Description	Shares	Value
Sunward Intelligent Equipment Co., Ltd. Class A (a)	288,800	$292,496
Sunwoda Electronic Co., Ltd. Class A	127,800	602,381
Suzhou Anjie Technology Co., Ltd. Class A	151,000	368,705
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	173,000	591,702
Suzhou Good-Ark Electronics Co., Ltd. Class A	103,281	229,849
Suzhou Maxwell Technologies Co., Ltd. Class A	8,640	632,645
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,500	46,176
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	31,600	411,957
Synertone Communication Corp. (a)	10,880	263
Taiji Computer Corp., Ltd. Class A	162,436	465,439
TAL Education Group ADR (a)	302,887	1,475,060
Tangrenshen Group Co., Ltd. Class A (a)	301,200	382,329
Tangshan Jidong Cement Co., Ltd. Class A	21,300	33,423
TBEA Co., Ltd. Class A	120,700	493,120
TCL Electronics Holdings, Ltd.	52,000	24,585
TCL Technology Group Corp. Class A	1,073,900	767,277
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	291,100	2,557,036
Tech-Bank Food Co., Ltd. Class A (a)	424,720	425,721
Telling Telecommunication Holding Co., Ltd. Class A	51,300	91,134
Tencent Holdings, Ltd.	4,635,615	209,363,123
Tencent Music Entertainment Group ADR (a)	374,343	1,879,202
Thunder Software Technology Co., Ltd. Class A	19,500	379,517
Tian Ge Interactive Holdings, Ltd. (a)(c)	70,000	8,564
Tiangong International Co., Ltd.	280,000	100,982
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	23,800	111,825

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	160,100	$160,716
Tianma Microelectronics Co., Ltd. Class A	133,500	198,532
Tianneng Power International, Ltd. (b)	288,000	311,601
Tianshan Aluminum Group Co., Ltd. Class A	199,600	194,414
Tianshui Huatian Technology Co., Ltd. Class A	199,600	279,265
Tibet Summit Resources Co., Ltd. Class A (a)	53,900	230,740
Tingyi Cayman Islands Holding Corp.	2,557,020	4,379,580
Titan Wind Energy Suzhou Co., Ltd. Class A	588,489	1,447,478
Tofflon Science & Technology Group Co., Ltd. Class A	13,400	67,778
Toly Bread Co., Ltd. Class A	10,584	26,128
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	8,398
Tongcheng Travel Holdings, Ltd. (a)	469,600	1,010,182
TongFu Microelectronics Co., Ltd. Class A (a)	122,944	282,411
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	91,500	75,747
Tongwei Co., Ltd. Class A	336,800	3,007,197
Topchoice Medical Corp. Class A (a)	29,500	767,576
Topsec Technologies Group, Inc. Class A	284,000	429,969
Topsports International Holdings, Ltd. (c)	894,000	812,318
Transfar Zhilian Co., Ltd. Class A	157,300	150,866
TravelSky Technology, Ltd. Class H	1,544,514	2,999,687
Trigiant Group, Ltd. (a)	22,000	1,318
Trip.com Group, Ltd. ADR (a)	374,329	10,275,331
Tsingtao Brewery Co., Ltd. Class A	183,644	2,846,616
Tsingtao Brewery Co., Ltd. Class H	274,000	2,849,311
Tuya, Inc. ADR (a)(b)	34,944	91,553
Unigroup Guoxin Microelectronics Co., Ltd. Class A	38,400	1,086,669
Uni-President China Holdings, Ltd.	145,000	124,360
Unisplendour Corp., Ltd. Class A	184,376	533,530
Security Description	Shares	Value
Universal Health International Group Holding, Ltd. (a)	6,900	$135
Universal Scientific Industrial Shanghai Co., Ltd. Class A	162,200	347,423
Up Fintech Holding, Ltd. ADR (a)(b)	69,867	329,074
Uxin, Ltd. ADR (a)(b)	115,058	48,324
Valiant Co., Ltd. Class A	315,500	981,673
Venus MedTech Hangzhou, Inc. Class H (a)(b)(c)	35,000	78,056
Vipshop Holdings, Ltd. ADR (a)	319,831	3,163,129
Visionox Technology, Inc. Class A (a)	131,100	131,409
Visual China Group Co., Ltd. Class A	165,100	351,911
Viva Biotech Holdings (a)(b)(c)	517,500	179,382
Vnet Group, Inc. ADR (a)	63,677	384,609
Walvax Biotechnology Co., Ltd. Class A	135,200	975,855
Wanda Hotel Development Co., Ltd. (a)	780,000	30,318
Wangneng Environment Co., Ltd. Class A	148,410	454,470
Wanhua Chemical Group Co., Ltd. Class A	155,000	2,242,393
Want Want China Holdings, Ltd.	6,421,976	5,581,516
Wasu Media Holding Co., Ltd. Class A	277,700	330,132
Weibo Corp. ADR (a)	35,082	811,447
Weichai Power Co., Ltd. Class A	1,605,588	2,986,439
Weichai Power Co., Ltd. Class H	1,163,000	1,846,702
Weimob, Inc. (a)(b)(c)	1,360,000	928,972
Wellhope Foods Co., Ltd. Class A (a)	263,000	377,777
Wens Foodstuffs Group Co., Ltd. Class A (a)	47,400	150,524
West China Cement, Ltd.	2,928,000	369,407
Western Superconducting Technologies Co., Ltd. Class A	17,453	240,024
Westone Information Industry, Inc. Class A	27,100	173,453
Will Semiconductor Co., Ltd. Shanghai Class A	44,966	1,160,536
Wingtech Technology Co., Ltd. Class A	107,072	1,359,282
Winning Health Technology Group Co., Ltd. Class A	212,500	278,296
Wisdom Sports Group (a)	50,000	612
Wolong Electric Group Co., Ltd. Class A	157,200	338,120

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Wuhan DR Laser Technology Corp., Ltd. Class A	21,056	$542,716
Wuhan Guide Infrared Co., Ltd. Class A	616,747	1,183,964
Wuhan Jingce Electronic Group Co., Ltd. Class A	13,700	88,279
Wuliangye Yibin Co., Ltd. Class A	287,475	8,658,725
WUS Printed Circuit Kunshan Co., Ltd. Class A	187,050	411,810
WuXi AppTec Co., Ltd. Class A	312,699	4,850,328
WuXi AppTec Co., Ltd. Class H (c)	215,000	2,863,214
Wuxi Biologics Cayman, Inc. (a)(c)	2,495,500	22,833,955
Wuxi Boton Technology Co., Ltd. Class A	33,900	81,410
Wuxi Shangji Automation Co., Ltd. Class A	29,680	690,580
Wuxi Taiji Industry Co., Ltd. Class A	130,600	143,765
X Financial ADR (a)(b)	42,587	114,133
XD, Inc. (a)(b)	184,000	479,524
Xiabuxiabu Catering Management China Holdings Co., Ltd. (c)	202,000	110,435
Xiamen International Port Co., Ltd. Class H	26,000	7,058
Xiamen Jihong Technology Co., Ltd. Class A	27,000	53,362
Xiamen Kingdomway Group Co. Class A	135,200	480,768
Xiangcai Co., Ltd. Class A	66,400	76,164
Xiaomi Corp. Class B (a)(c)	11,890,400	20,668,547
Xilinmen Furniture Co., Ltd. Class A	143,500	785,545
Xinchen China Power Holdings, Ltd. (a)	621,000	50,649
Xinhua Winshare Publishing & Media Co., Ltd. Class A	195,780	266,912
Xinhuanet Co., Ltd. Class A	114,800	293,670
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	618,300	1,364,941
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	16,260	30,419
Xinjiang Tianshan Cement Co., Ltd. Class A	152,600	279,971
Xinjiang Xinxin Mining Industry Co., Ltd. Class H (a)	427,000	75,094
Xinte Energy Co., Ltd. Class H	139,600	418,963
Security Description	Shares	Value
Xinyangfeng Agricultural Technology Co., Ltd. Class A	341,800	$861,102
Xinyi Glass Holdings, Ltd.	2,649,874	6,355,416
Xinyi Solar Holdings, Ltd.	3,294,876	5,089,098
XPeng, Inc. ADR (a)	230,227	7,307,405
Xtep International Holdings, Ltd. (b)	816,500	1,477,555
Xunlei, Ltd. ADR (a)(b)	67,058	105,952
Yadea Group Holdings, Ltd. (c)	620,000	1,213,618
YaGuang Technology Group Co., Ltd. Class A (a)	36,200	33,478
Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co. Class H (c)	6,500	11,150
Yangzhou Yangjie Electronic Technology Co., Ltd. Class A	41,000	435,734
Yankuang Energy Group Co., Ltd. Class H (b)	2,011,481	6,305,945
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	416,112	837,909
Yantai Eddie Precision Machinery Co., Ltd. Class A	310,729	950,142
Yantai Tayho Advanced Materials Co., Ltd. Class A	285,000	712,054
Yantai Zhenghai Bio-tech Co., Ltd.	5,925	49,491
Yatsen Holding, Ltd. ADR (a)(b)	163,249	253,036
Yeahka, Ltd. (a)(b)	136,400	385,893
Yealink Network Technology Corp., Ltd. Class A	20,645	234,497
Yestar Healthcare Holdings Co., Ltd. (a)	22,500	2,495
YGSOFT, Inc. Class A	742,068	778,130
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (a)(b)(c)	74,000	68,371
Yidu Tech, Inc. (a)(b)(c)	279,200	333,035
Yifeng Pharmacy Chain Co., Ltd. Class A	61,724	486,393
Yihai International Holding, Ltd. (b)	250,000	901,624
Yijiahe Technology Co., Ltd. Class A	21,520	220,201
Yip's Chemical Holdings, Ltd.	10,000	4,970
Yixin Group, Ltd. (a)(b)(c)	71,500	9,659
Yixintang Pharmaceutical Group Co., Ltd. Class A	33,900	115,946
YongXing Special Materials Technology Co., Ltd. Class A	20,500	465,425

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Yonyou Network Technology Co., Ltd. Class A	352,670	$1,142,040
Yotrio Group Co., Ltd. Class A	907,030	492,466
Youdao, Inc. ADR (a)	20,904	102,848
Youngy Co., Ltd. Class A (a)	17,200	394,326
Youzu Interactive Co., Ltd. Class A (a)	182,400	265,811
YTO Express Group Co., Ltd. Class A	310,600	944,652
Yuexiu Property Co., Ltd.	2,494,000	3,197,375
Yuexiu Transport Infrastructure, Ltd.	1,258	726
Yum China Holdings, Inc.	317,217	15,385,024
Yunda Holding Co., Ltd. Class A	336,488	856,252
Yunnan Aluminium Co., Ltd. Class A	153,600	226,361
Yunnan Baiyao Group Co., Ltd. Class A	37,100	334,189
Yunnan Energy New Material Co., Ltd. Class A	36,683	1,370,373
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (a)	42,100	81,133
Yunnan Tin Co., Ltd. Class A	54,400	136,077
Yusys Technologies Co., Ltd. Class A	28,320	66,236
Zai Lab, Ltd. ADR (a)	53,809	1,866,096
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	15,400	819,433
Zhaojin Mining Industry Co., Ltd. Class H (a)	141,000	123,266
Zhefu Holding Group Co., Ltd. Class A	1,304,500	932,036
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	323,900	232,869
Zhejiang Chint Electrics Co., Ltd. Class A	59,700	318,616
Zhejiang Communications Technology Co., Ltd.	292,200	303,349
Zhejiang Crystal-Optech Co., Ltd. Class A	303,900	548,944
Zhejiang Dahua Technology Co., Ltd. Class A	143,000	350,237
Zhejiang Dingli Machinery Co., Ltd. Class A	35,000	264,685
Zhejiang Expressway Co., Ltd. Class H	2,330,740	2,150,461
Zhejiang HangKe Technology, Inc. Co. Class A	13,960	145,884
Security Description	Shares	Value
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	197,900	$204,565
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	31,500	106,657
Zhejiang Huayou Cobalt Co., Ltd. Class A	75,400	1,075,408
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	134,000	217,064
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	20,720	103,195
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	148,600	1,498,147
Zhejiang Jingu Co., Ltd. Class A (a)	320,900	322,135
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	165,220	224,263
Zhejiang Jinke Tom Culture Industry Co., Ltd. Class A (a)	289,300	158,800
Zhejiang Juhua Co., Ltd. Class A	295,300	579,218
Zhejiang Meida Industrial Co., Ltd. Class A	137,500	300,875
Zhejiang NHU Co., Ltd. Class A	209,688	713,431
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	421,821	252,305
Zhejiang Orient Gene Biotech Co., Ltd. Class A	5,103	86,887
Zhejiang Semir Garment Co., Ltd. Class A	145,000	128,039
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	20,575	86,299
Zhejiang Supor Co., Ltd. Class A	24,277	204,016
Zhejiang Tianyu Pharmaceutical Co., Ltd. Class A	16,560	70,175
Zhejiang Weiming Environment Protection Co., Ltd. Class A	260,570	1,296,981
Zhejiang Weixing New Building Materials Co., Ltd. Class A	130,800	469,024
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	4,200	32,595
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	168,200	246,372

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Zhejiang Yasha Decoration Co., Ltd. Class A	993,425	$742,379
Zhejiang Yongtai Technology Co., Ltd. Class A	181,060	889,339
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H (b)	123,800	145,147
Zheshang Securities Co., Ltd. Class A (a)	154,300	261,916
Zhihu, Inc. ADR (a)(b)	47,314	84,692
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	291,300	948,485
Zhongfu Information, Inc. Class A	21,600	68,529
Zhongji Innolight Co., Ltd. Class A	14,400	66,693
Zhongsheng Group Holdings, Ltd.	193,000	1,361,363
Zhou Hei Ya International Holdings Co., Ltd. (b)(c)	36,500	25,118
Zhuzhou CRRC Times Electric Co., Ltd.	635,925	3,136,288
Zhuzhou Hongda Electronics Corp., Ltd. Class A	7,800	71,168
Zhuzhou Kibing Group Co., Ltd. Class A	51,800	98,513
Zijin Mining Group Co., Ltd. Class A	603,800	840,287
Zijin Mining Group Co., Ltd. Class H	6,176,431	7,564,149
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	1,371,900	1,260,539
ZTE Corp. Class H	1,244,745	2,899,718
ZTO Express Cayman, Inc. ADR	395,679	10,861,389
		1,974,937,826
COLOMBIA — 0.2%
Banco Davivienda SA Preference Shares	186,846	1,513,232
Banco de Bogota SA	49,516	547,388
Bancolombia SA ADR	91,277	2,814,070
Bancolombia SA	252,009	2,031,285
Bolsa de Valores de Colombia	219,880	474,519
Celsia SA ESP	120,325	109,883
Cementos Argos SA	175,678	195,897
Cementos Argos SA Preference Shares	183,558	136,397
Constructora Conconcreto SA (a)	136,137	8,833
Corp. Financiera Colombiana SA (a)	98,206	483,820
Ecopetrol SA	2,426,473	1,313,798
Security Description	Shares	Value
Empresa de Telecomunicaciones de Bogota (a)	4,137,779	$169,047
Grupo Argos SA Preference Shares	192,896	342,578
Grupo Argos SA	59,999	217,151
Grupo Aval Acciones y Valores SA	2,785,153	506,684
Grupo de Inversiones Suramericana SA Preference Shares	99,286	393,699
Grupo Nutresa SA	180	1,713
Interconexion Electrica SA ESP	367,835	1,812,169
		13,072,163
CYPRUS — 0.0% (f)
Phoenix Vega Mezz PLC (a)	450,687	30,909
CZECH REPUBLIC — 0.3%
CEZ A/S	303,150	13,619,882
Komercni banka A/S	167,775	4,697,812
		18,317,694
EGYPT — 0.1%
Commercial International Bank Egypt SAE	2,395,223	4,749,676
Egypt Kuwait Holding Co. SAE	1,359,088	1,736,915
Egyptian Financial Group-Hermes Holding Co. (a)	1,414,244	897,443
Orascom Financial Holding SAE (a)	101,496	939
Orascom Investment Holding (a)	103,376	1,034
Qalaa Holdings SAE (a)	771,830	47,336
		7,433,343
GREECE — 0.3%
Alpha Services & Holdings SA (a)	723,461	629,277
Danaos Corp. (b)	4,127	260,414
Diana Shipping, Inc.	5,011	24,003
Ellaktor SA (a)	599	1,076
Eurobank Ergasias Services & Holdings SA Class A (a)	2,954,412	2,604,383
FF Group (a)(d)	5,627	—
Fourlis Holdings SA	176	530
GEK Terna Holding Real Estate Construction SA (a)	39,126	380,410
Hellenic Exchanges - Athens Stock Exchange SA	205,802	677,740
Hellenic Telecommunications Organization SA	169,920	2,943,542

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Holding Co. ADMIE IPTO SA	5,863	$11,413
Intralot SA-Integrated Information Systems & Gaming Services (a)	1,352,628	770,687
JUMBO SA	69,822	1,011,716
LAMDA Development SA (a)	23,211	135,889
Marfin Investment Group Holdings SA (a)	1,969,966	49,016
Mytilineos SA	181	2,649
National Bank of Greece SA (a)	297,707	878,624
Oceanpal,Inc.	665	317
OPAP SA	240,221	3,428,047
Piraeus Financial Holdings SA (a)	512,479	502,125
Public Power Corp. SA (a)	47,225	258,953
Safe Bulkers, Inc.	127,930	488,693
Sarantis SA	24,499	169,042
Star Bulk Carriers Corp.	51,479	1,286,460
Terna Energy SA	215	3,857
		16,518,863
HONG KONG — 0.4%
AGTech Holdings, Ltd. (a)	56,000	2,177
Alibaba Pictures Group, Ltd. (a)	15,252,400	1,496,677
CA Cultural Technology Group, Ltd. (a)	65,000	688
Chia Tai Enterprises International, Ltd. (a)	2,300	314
China Boton Group Co., Ltd. (a)(b)	180,000	84,415
China Fiber Optic Network System Group, Ltd. (d)	88,800	—
China Financial International Investments, Ltd. (a)	640,000	6,443
China Financial Leasing Group, Ltd. (a)	8,000	158
China High Speed Transmission Equipment Group Co., Ltd. (a)	1,413,000	837,325
China Huishan Dairy Holdings Co., Ltd. (b)(d)	310,600	—
China Investment Fund Co., Ltd. (a)	488,000	307,839
China Jicheng Holdings, Ltd. (a)(c)	1,123	106
China National Culture Group, Ltd. (a)	23,000	446
China Vanguard You Champion Holdings, Ltd. (a)	70,000	1,070
Chongsing Holdings,Ltd. (a)(d)	2,281,618	—
Citychamp Watch & Jewellery Group, Ltd. (a)	2,922,000	495,257
Security Description	Shares	Value
Comba Telecom Systems Holdings, Ltd. (a)(b)	146,117	$24,952
Concord New Energy Group, Ltd.	120,000	11,928
Crystal International Group, Ltd. (c)	37,500	12,951
Digital China Holdings, Ltd.	1,470,000	728,729
Eternity Investment, Ltd. (a)	40,574	708
Feiyu Technology International Co., Ltd. (a)(c)	19,500	1,218
First Shanghai Investments, Ltd. (a)	40,000	877
Fullshare Holdings, Ltd. (a)	3,694,500	54,144
Guotai Junan International Holdings, Ltd.	1,475,000	174,813
Hengdeli Holdings, Ltd. (a)	18,105,600	622,982
Hi Sun Technology China, Ltd. (a)	225,000	28,100
Hua Yin International Holdings, Ltd. (a)	4,910,000	284,703
Huabao International Holdings, Ltd. (b)	1,048,651	807,174
Huayi Tencent Entertainment Co., Ltd. (a)(b)	110,000	2,663
Huiyuan Juice Group, Ltd. (d)	188,500	—
Imperial Pacific International Holdings, Ltd. (a)	1,043,500	8,511
IRC, Ltd. (a)	4,000	101
Kingboard Laminates Holdings, Ltd.	767,500	946,788
Life Healthcare Group Ltd/HK (a)	8,800	138
MH Development NPV (a)(b)(d)	106,000	—
Neo Telemedia, Ltd. (a)	10,552,000	147,920
New Provenance Everlasting Holdings, Ltd. Class H (a)	5,858,030	11,198
Nine Dragons Paper Holdings, Ltd.	2,860,735	2,420,721
Nissin Foods Co., Ltd. (b)	42,000	28,100
Pou Sheng International Holdings, Ltd.	1,469,000	166,614
REAL NUTRI (d)	199,000	—
SIM Technology Group, Ltd. (a)	5,392,000	216,451
Sino Biopharmaceutical, Ltd.	9,741,000	6,169,629
Skyworth Group, Ltd.	1,013,992	501,378
Solargiga Energy Holdings, Ltd. (a)	6,717,000	325,281
Solartech International Holdings, Ltd. (a)	1,000,000	10,705
SSY Group, Ltd.	199,740	106,654

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Suncorp Technologies, Ltd. (a)	242,500	$12,671
Tech Pro Technology Development, Ltd. (a)(b)(d)	484,000	—
Tibet Water Resources, Ltd. (a)	67,000	4,098
TROOPS, Inc. (a)(b)	30,329	64,297
United Energy Group, Ltd.	6,310,000	755,886
United Laboratories International Holdings, Ltd.	168,000	99,555
Vision Values Holdings, Ltd. (a)	90,000	1,491
Wasion Holdings, Ltd.	24,000	7,860
WH Group, Ltd. (c)	5,845,221	4,514,116
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	10,616
		22,519,636
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	624,246	4,799,363
OTP Bank Nyrt	220,053	4,882,981
Richter Gedeon Nyrt	184,966	3,328,550
		13,010,894
INDIA — 16.1%
Aarti Drugs, Ltd.	12,947	66,208
Aarti Industries, Ltd.	114,241	1,010,734
Aavas Financiers, Ltd. (a)	17,074	435,744
Acrysil, Ltd.	24,596	195,373
Adani Enterprises, Ltd.	191,863	5,322,772
Adani Green Energy, Ltd. (a)	323,144	7,895,643
Adani Ports & Special Economic Zone, Ltd.	613,212	5,218,388
Adani Power, Ltd. (a)	756,634	2,518,361
Adani Total Gas, Ltd.	200,913	6,087,749
Adani Transmission, Ltd. (a)	212,910	6,668,965
Aditya Birla Capital, Ltd. GDR (a)	285	322
Aditya Birla Fashion & Retail, Ltd. (a)	224,107	672,697
AIA Engineering, Ltd.	19,965	562,198
Ajanta Pharma Ltd.	3,175	49,668
Ajanta Pharma, Ltd.	6,349	99,336
Alembic Pharmaceuticals, Ltd.	20,952	193,210
Alkem Laboratories, Ltd.	5,887	223,527
Alkyl Amines Chemicals	1,864	59,424
Alok Industries, Ltd. (a)	2,182,095	607,884
Ambuja Cements, Ltd.	248,607	1,142,731
Anant Raj Global, Ltd. (a)	1,095,614	500,135
Anant Raj, Ltd.	1,161,930	751,104
Security Description	Shares	Value
ANDHRA SUGARS LTD COMMON STOCK INR2.0	74,960	$117,178
Angel One, Ltd.	12,809	195,640
APL Apollo Tubes, Ltd. (a)	134,467	1,447,216
Apollo Hospitals Enterprise, Ltd.	114,348	5,333,513
Ashapura Minechem, Ltd.	153,334	195,715
Ashok Leyland, Ltd.	885,746	1,657,707
Asian Paints, Ltd.	314,627	10,737,696
Astral, Ltd.	18,869	395,551
AstraZeneca Pharma India, Ltd.	43,738	1,498,244
Atul, Ltd.	8,879	902,915
AU Small Finance Bank, Ltd. (a)(c)	183,066	1,371,619
Aurobindo Pharma, Ltd.	372,886	2,422,714
Avanti Feeds, Ltd.	30,792	168,772
Avenue Supermarts, Ltd. (a)(c)	115,733	4,991,588
Axis Bank, Ltd.	1,825,834	14,722,734
Azure Power Global, Ltd. (a)(b)	25,331	288,773
Bajaj Auto, Ltd.	64,282	3,017,097
Bajaj Finance, Ltd.	218,881	14,968,082
Bajaj Finserv, Ltd.	35,351	4,893,454
Bajaj Hindusthan Sugar, Ltd. (a)	1,557,570	255,412
Bajaj Holdings & Investment, Ltd.	18,775	1,090,090
Balaji Amines, Ltd.	1,754	63,683
Balkrishna Industries, Ltd.	54,498	1,483,103
Balrampur Chini Mills, Ltd.	615,643	2,802,151
Bandhan Bank, Ltd. (c)	732,130	2,442,828
Barbeque Nation Hospitality, Ltd. (a)	7,209	98,948
BASF India, Ltd.	9,033	312,096
Bata India, Ltd.	7,146	150,996
Bayer CropScience, Ltd.	8,898	564,166
Berger Paints India, Ltd.	126,441	909,892
BF Investment, Ltd. (a)	201,540	648,853
Bharat Electronics, Ltd.	398,559	1,181,458
Bharat Forge, Ltd.	147,913	1,220,801
Bharat Heavy Electricals, Ltd. (a)	2,230,229	1,269,414
Bharat Petroleum Corp., Ltd.	425,325	1,660,961
Bharti Airtel, Ltd. (a)	2,234,391	19,379,482
Biocon, Ltd.	419,056	1,636,479
Birlasoft, Ltd.	226,330	1,012,391
Bombay Dyeing & Manufacturing Co., Ltd. (a)	135,821	164,332
Bosch, Ltd.	1,795	346,160
Brightcom Group, Ltd.	857,506	340,407
Britannia Industries, Ltd.	177,436	7,788,333

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Camlin Fine Sciences, Ltd. (a)	72,305	$98,516
Can Fin Homes, Ltd.	104,976	566,735
Caplin Point Laboratories, Ltd.	81,634	734,342
Carborundum Universal, Ltd.	9,418	85,495
CARE Ratings, Ltd.	23,703	126,000
Castrol India, Ltd.	263,552	344,739
Central Bank of India, Ltd. (a)	410,259	87,795
CG Power & Industrial Solutions, Ltd. (a)	521,324	1,265,146
Chalet Hotels, Ltd. (a)	70,374	280,391
Cholamandalam Investment & Finance Co., Ltd.	274,328	2,151,967
Cipla, Ltd.	701,199	8,143,844
City Union Bank, Ltd.	86,654	145,992
Coal India, Ltd.	809,721	1,902,994
Coforge, Ltd.	27,280	1,222,604
Colgate-Palmolive India, Ltd.	33,615	632,884
Computer Age Management Services, Ltd.	2,044	58,436
Container Corp. Of India, Ltd.	89,037	670,039
CORE Education & Technologies, Ltd. (a)(d)	9,253	—
Coromandel International, Ltd.	58,902	710,911
CreditAccess Grameen, Ltd. (a)	38,824	499,382
CRISIL, Ltd.	6,413	266,898
Crompton Greaves Consumer Electricals, Ltd.	148,508	639,653
Cummins India, Ltd.	28,514	369,800
Dabur India, Ltd.	447,152	2,808,130
Dalmia Bharat, Ltd.	16,137	262,297
DCB Bank, Ltd.	1,435,359	1,350,434
DCM Shriram, Ltd.	26,329	314,874
Deepak Fertilisers & Petrochemicals Corp., Ltd.	19,385	145,941
Deepak Nitrite, Ltd.	101,428	2,230,138
Delta Corp., Ltd.	170,105	358,530
Dhani Services, Ltd. (a)	283,540	128,715
Dilip Buildcon, Ltd. (c)	17,455	42,083
Dish TV India, Ltd. (a)	1,729,470	283,600
Dishman Carbogen Amcis, Ltd. (a)	124,323	177,812
Divi's Laboratories, Ltd.	87,998	4,045,306
Dixon Technologies India, Ltd.	24,622	1,114,611
DLF, Ltd.	200,066	792,183
Dr Lal PathLabs, Ltd. (c)	22,074	603,864
Dr Reddy's Laboratories, Ltd. ADR (b)	139,935	7,751,000
Security Description	Shares	Value
DRC Systems India, Ltd. (a)	10,290	$5,179
Dwarikesh Sugar Industries, Ltd.	122,758	156,998
Easy Trip Planners, Ltd.	83,502	413,849
Edelweiss Financial Services, Ltd.	420,936	274,770
Educomp Solutions, Ltd. (a)	434,981	16,799
Eicher Motors, Ltd.	90,239	3,193,002
EID Parry India, Ltd.	43,019	289,036
Emami, Ltd.	49,838	265,212
Embassy Office Parks REIT	21,275	100,811
Endurance Technologies, Ltd. (c)	11,098	198,386
EPL ,Ltd.	88,687	167,497
Equitas Holdings, Ltd. (a)	73,998	76,835
Era Infra Engineering, Ltd. (a)(d)	2,941	—
Escorts, Ltd.	41,569	760,504
Exide Industries, Ltd.	93,009	162,292
FDC, Ltd. (a)	187,682	567,163
Federal Bank, Ltd.	424,496	484,847
Fine Organic Industries, Ltd.	7,617	462,764
Finolex Industries, Ltd.	106,069	182,932
Firstsource Solutions, Ltd.	41,714	54,353
Fortis Healthcare, Ltd. (a)	530,403	1,611,912
Future Consumer, Ltd. (a)	2,383,204	57,338
Future Lifestyle Fashions, Ltd. (a)	386,983	81,344
Future Retail, Ltd. (a)	338,981	28,544
GAIL India, Ltd.	2,755,019	4,716,560
Gammon India, Ltd. (a)(d)	139,302	—
Gateway Rail Freight, Ltd.	1,304,404	1,109,955
Gitanjali Gems, Ltd. (a)(d)	3,573	—
Gland Pharma, Ltd. (a)(c)	11,953	408,920
GlaxoSmithKline Pharmaceuticals, Ltd.	1,687	32,034
Glenmark Pharmaceuticals, Ltd.	87,941	430,226
Godawari Power and Ispat, Ltd.	42,670	134,917
Godrej Consumer Products, Ltd. (a)	197,632	1,895,801
Godrej Industries, Ltd. (a)	546,009	2,999,601
Godrej Properties, Ltd. (a)	33,240	497,911
Granules India, Ltd.	404,938	1,395,984
Graphite India, Ltd.	87,662	436,298
Grasim Industries, Ltd. GDR	209	3,490
Grasim Industries, Ltd.	200,663	3,355,923
GTL Infrastructure, Ltd. (a)	7,388,968	107,598
GTL, Ltd. (a)	591,862	64,828
Gujarat Fluorochemicals, Ltd.	9,345	328,366
Gujarat Gas, Ltd.	98,731	523,644
Gujarat NRE Coke, Ltd. (a)(d)	25,505	—

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Gujarat Pipavav Port, Ltd.	18,605	$18,164
Gujarat State Petronet, Ltd.	103,824	286,470
GVK Power & Infrastructure, Ltd. (a)	4,229,488	133,891
Happiest Minds Technologies, Ltd.	17,514	183,839
Havells India, Ltd.	197,931	2,752,450
HCL Technologies, Ltd.	1,123,968	13,851,681
HDFC Asset Management Co., Ltd. (c)	11,087	251,629
HDFC Bank, Ltd.	227,416	3,881,817
HDFC Life Insurance Co., Ltd. (c)	622,841	4,337,745
HEG, Ltd.	24,093	304,425
Hemisphere Properties India, Ltd. (a)	147,736	196,988
Hero MotoCorp, Ltd.	172,698	5,947,472
HFCL, Ltd.	574,311	401,067
Himadri Speciality Chemical, Ltd.	332,326	251,015
Himatsingka Seide, Ltd.	48,575	62,923
Hindalco Industries, Ltd.	1,034,549	4,436,355
Hindustan Aeronautics, Ltd.	7,413	166,128
Hindustan Construction Co., Ltd. (a)	3,803,857	582,819
Hindustan Oil Exploration Co., Ltd. (a)	74,448	176,192
Hindustan Petroleum Corp., Ltd.	310,323	853,489
Hindustan Unilever, Ltd.	776,888	21,943,415
Hindustan Zinc, Ltd.	33,414	105,502
Hle Glascoat, Ltd.	1,675	69,891
Honeywell Automation India, Ltd.	1,062	454,368
Housing Development & Infrastructure, Ltd. (a)	94,529	6,583
Housing Development Finance Corp., Ltd.	1,527,344	41,984,675
ICICI Bank, Ltd. ADR	1,966,394	34,883,830
ICICI Lombard General Insurance Co., Ltd. (c)	157,833	2,240,310
ICICI Prudential Life Insurance Co., Ltd. (c)	171,344	1,060,967
ICICI Securities, Ltd. (c)	67,655	367,435
IDFC First Bank, Ltd. (a)	501,787	199,832
IDFC, Ltd.	279,255	173,800
IFB Industries, Ltd. (a)	11,973	136,388
IFCI, Ltd. (a)	1,247,404	136,630
IIFL Finance, Ltd.	82,154	336,793
IIFL Securities, Ltd.	60,980	53,743
IIFL Wealth Management, Ltd.	8,596	161,209
India Cements, Ltd.	302,036	598,546
Indiabulls Housing Finance, Ltd.	238,213	285,804
Indiabulls Real Estate, Ltd. (a)	383,784	296,200
Security Description	Shares	Value
IndiaMart InterMesh, Ltd. (c)	4,302	$207,505
Indian Energy Exchange, Ltd. (c)	195,236	392,462
Indian Hotels Co., Ltd.	1,528,690	4,358,284
Indian Oil Corp., Ltd.	929,123	873,562
Indian Oil Corp., Ltd. (a)	464,561	436,781
Indian Overseas Bank (a)	404,787	84,317
Indian Railway Catering & Tourism Corp., Ltd.	78,713	574,307
Indo Count Industries, Ltd.	52,084	86,430
Indraprastha Gas, Ltd.	226,886	1,022,492
Indus Towers, Ltd.	636,284	1,684,726
IndusInd Bank, Ltd.	97,438	980,086
Infibeam Avenues, Ltd.	2,200,097	392,812
Info Edge India, Ltd.	58,400	2,779,625
Infosys, Ltd. ADR (b)	3,018,261	55,868,011
Inox Wind, Ltd. (a)	143,808	144,131
Intellect Design Arena, Ltd. (a)	113,138	907,353
InterGlobe Aviation, Ltd. (a)(c)	37,602	764,777
IOL Chemicals & Pharmaceuticals, Ltd.	13,460	55,367
Ipca Laboratories, Ltd.	85,323	969,672
IRB Infrastructure Developers, Ltd. (a)	48,850	125,106
ITC, Ltd.	1,491,969	5,167,033
ITC, Ltd. GDR	630	2,182
IVRCL, Ltd. (a)(d)	5,304,684	—
Jain Irrigation Systems, Ltd. (a)	531,299	247,241
Jaiprakash Associates, Ltd. (a)	1,768,556	166,840
Jaiprakash Power Ventures, Ltd. (a)	8,719,758	712,178
JB Chemicals & Pharmaceuticals, Ltd.	13,920	277,201
Jet Airways India, Ltd. (a)	199,810	279,199
Jindal Saw, Ltd.	159,442	159,094
Jindal Stainless, Ltd. (a)	123,180	155,666
Jindal Steel & Power, Ltd.	231,249	964,117
JK Cement, Ltd.	8,047	214,894
JK Paper, Ltd.	34,670	129,816
JM Financial, Ltd.	154,593	119,313
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	3,937	73,844
JSW Energy, Ltd.	228,777	602,414
JSW Ispat Special Products, Ltd. (a)	140,427	42,054
JSW Steel, Ltd.	560,569	4,006,980
Jubilant Foodworks, Ltd.	372,865	2,418,565
Jubilant Ingrevia, Ltd.	58,021	356,953
Jubilant Pharmova, Ltd.	62,856	273,559
Just Dial, Ltd. (a)	29,718	212,708
Kansai Nerolac Paints, Ltd.	11,650	54,656

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
KEI Industries, Ltd.	164,312	$2,398,022
Kiri Industries, Ltd. (a)	16,710	99,142
Kirloskar Ferrous Industries, Ltd.	33,667	82,641
Kotak Mahindra Bank, Ltd.	861,899	18,129,101
KPIT Technologies, Ltd.	187,896	1,231,623
L&T Finance Holdings, Ltd. (a)	98,139	84,006
L&T Technology Services, Ltd. (c)	18,939	726,839
Lanco Infratech, Ltd. (a)(d)	15,749,074	—
Larsen & Toubro Infotech, Ltd. (c)	8,498	427,787
Larsen & Toubro, Ltd. GDR	792,917	15,620,465
Laurus Labs, Ltd. (c)	173,615	1,021,607
Laxmi Organic Industries, Ltd.	22,561	81,319
Lemon Tree Hotels, Ltd. (a)(c)	327,489	253,167
LIC Housing Finance, Ltd.	320,921	1,330,254
Linde India, Ltd.	29,942	1,212,561
Lupin, Ltd.	195,195	1,510,075
LUX Industries, Ltd.	51,819	1,151,209
Macrotech Developers, Ltd.	20,408	276,250
Mahanagar Gas, Ltd.	8,450	81,384
Mahanagar Telephone Nigam, Ltd. (a)	640,294	152,832
Mahindra & Mahindra Financial Services, Ltd.	557,096	1,237,325
Mahindra & Mahindra, Ltd. GDR	1,018,827	13,856,047
Maithan Alloys, Ltd.	13,301	134,033
MakeMyTrip, Ltd. (a)(b)	35,745	917,932
Manappuram Finance, Ltd.	354,767	381,844
Manpasand Beverages, Ltd. (a)(d)	64,129	2,375
Marico, Ltd.	152,851	924,974
Marksans Pharma, Ltd.	1,510,175	833,754
Maruti Suzuki India, Ltd.	138,672	14,874,239
Max Financial Services, Ltd. (a)	114,747	1,136,754
Max Healthcare Institute, Ltd. (a)	233,540	1,085,156
Max India, Ltd. - New Spun Off (a)	35,469	31,978
Metropolis Healthcare, Ltd. (c)	14,603	260,070
Minda Industries, Ltd.	82,104	959,756
Mindtree, Ltd.	59,024	2,157,779
Morepen Laboratories, Ltd. (a)	225,480	110,210
Motherson Sumi Wiring India, Ltd. (a)	843,539	751,972
Mphasis, Ltd.	28,372	824,170
MRF, Ltd.	3,066	2,748,749
Multi Commodity Exchange of India, Ltd.	40,848	676,528
Security Description	Shares	Value
Muthoot Finance, Ltd.	71,683	$886,183
Natco Pharma, Ltd.	5,558	45,732
National Aluminium Co., Ltd.	663,492	578,027
Navin Fluorine International, Ltd.	37,088	1,714,908
NCC, Ltd.	332,153	227,541
Nestle India, Ltd.	24,219	5,357,636
Network18 Media & Investments, Ltd. (a)	260,071	227,230
NIIT, Ltd.	97,289	509,528
Nippon Life India Asset Management, Ltd. (c)	107,081	367,795
NMDC, Ltd.	407,696	558,583
NTPC, Ltd.	2,323,069	4,203,572
Oberoi Realty, Ltd.	40,474	378,051
Oil & Natural Gas Corp., Ltd.	4,043,850	7,760,239
Olectra Greentech, Ltd. (a)	23,167	172,332
OnMobile Global, Ltd.	14,808	22,304
Opto Circuits India, Ltd. (a)	3,157,839	71,976
Oracle Financial Services Software, Ltd.	598	23,461
Orient Electric, Ltd.	104,357	359,496
Orissa Minerals Development Co. Ltd (a)	8,940	266,720
Page Industries, Ltd.	4,594	2,336,572
Paisalo Digital, Ltd.	242,690	221,877
PC Jeweller, Ltd. (a)	177,872	52,029
PCBL, Ltd.	148,462	196,922
Persistent Systems, Ltd.	1,647	70,946
Petronet LNG, Ltd.	592,909	1,631,443
Pfizer, Ltd.	18,483	954,979
Phoenix Mills, Ltd.	35,742	535,728
PI Industries, Ltd.	37,728	1,222,765
Pidilite Industries, Ltd.	120,493	3,188,684
Piramal Enterprises, Ltd.	73,066	1,531,867
PNB Housing Finance, Ltd. (a)(c)	18,498	77,367
Poonawalla Fincorp, Ltd. (a)	113,835	328,218
Power Grid Corp. of India, Ltd.	1,973,653	5,295,730
Praj Industries, Ltd.	61,089	281,494
Prakash Industries, Ltd. (a)	287,994	184,526
Prestige Estates Projects, Ltd.	68,728	336,928
Prism Johnson, Ltd. (a)	129,855	177,503
Procter & Gamble Health, Ltd.	6,473	343,504
PS IT Infrastructure & Services, Ltd. (a)(d)	620,932	71,550
PTC India, Ltd.	934,030	899,465
Punj Lloyd, Ltd. (a)	739,833	15,458
Quess Corp., Ltd. (c)	82,224	638,916
Radico Khaitan, Ltd.	123,836	1,368,159
Rain Industries, Ltd.	186,998	346,896

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Rajesh Exports, Ltd.	152,178	$1,205,130
Rallis India, Ltd.	103,213	246,556
RattanIndia Infrastructure, Ltd. (a)	667,339	358,291
RattanIndia Power, Ltd. (a)	5,984,712	257,660
Raymond, Ltd.	54,986	610,940
RBL Bank, Ltd. (a)(c)	260,920	275,713
REC, Ltd.	127,298	199,476
Redington India, Ltd.	282,715	449,459
REI Agro, Ltd. (a)(d)	1,873,023	—
Relaxo Footwears, Ltd.	45,635	556,970
Reliance Capital, Ltd. (a)	1,117,320	173,316
Reliance Communications, Ltd. (a)	782,998	22,308
Reliance Industries, Ltd. GDR (a)(c)	1,291,621	84,019,946
Reliance Infrastructure, Ltd. (a)	353,475	405,519
Reliance Power, Ltd. (a)	2,664,527	388,009
Religare Enterprises, Ltd. (a)	112,429	169,770
Repco Home Finance, Ltd.	52,522	87,855
RITES, Ltd.	52,811	157,050
Rolta India, Ltd. (a)	1,710,985	89,912
Ruchi Soya Industries, Ltd. (a)	14,807	199,064
Samvardhana Motherson International, Ltd.	925,606	1,384,790
Sarda Energy & Minerals, Ltd.	11,722	120,549
SBI Cards & Payment Services, Ltd.	106,973	1,040,641
SBI Life Insurance Co., Ltd. (c)	169,751	2,324,894
Schneider Electric Infrastructure, Ltd. (a)	229,903	288,352
Sequent Scientific, Ltd.	861,598	1,013,003
Shankara Building Products, Ltd. (a)	47,189	399,633
Sharda Cropchem, Ltd.	24,340	194,803
Shilpa Medicare, Ltd.	103,051	508,062
Shree Cement, Ltd.	2,669	642,463
Shree Renuka Sugars, Ltd. (a)	891,689	523,909
Shriram Transport Finance Co., Ltd.	148,754	2,413,574
Siemens, Ltd.	294,780	8,960,140
Sintex Industries, Ltd. (a)	393,376	38,853
Sintex Plastics Technology, Ltd. (a)	51,239	3,471
Sobha, Ltd.	10,489	76,643
Solara Active Pharma Sciences, Ltd.	79,041	352,606
Srei Infrastructure Finance, Ltd. (a)	236,844	11,846
SRF, Ltd.	57,760	1,647,245
State Bank of India GDR	164,336	9,564,355
Security Description	Shares	Value
Steel Authority of India, Ltd.	920,566	$799,073
Sterling and Wilson Renewable (a)	27,037	101,544
Sterlite Technologies, Ltd.	150,859	283,580
Strides Pharma Science, Ltd.	153,297	641,936
Subex, Ltd.	260,802	84,377
Sudarshan Chemical Industries	48,290	256,362
Sumitomo Chemical India, Ltd.	29,328	157,517
Sun Pharma Advanced Research Co., Ltd. (a)	196,317	519,800
Sun Pharmaceutical Industries, Ltd.	1,212,991	12,757,736
Sun TV Network, Ltd.	115,929	605,610
Sundaram Finance, Ltd.	22,452	500,840
Sundram Fasteners, Ltd.	56,694	520,402
Supreme Industries, Ltd.	28,300	633,155
Suven Life Sciences, Ltd. (a)	368,036	327,386
Suven Pharmaceuticals, Ltd.	351,521	2,057,782
Suvidhaa Infoserve Pvt, Ltd. (a)	56,568	4,369
Suzlon Energy, Ltd. (a)	5,920,645	513,551
Swan Energy, Ltd.	237,896	555,334
Symphony, Ltd.	16,603	184,315
TAKE Solutions, Ltd. (a)	188,285	52,333
Tata Communications, Ltd.	153,700	1,779,356
Tata Consultancy Services, Ltd.	884,261	36,581,964
Tata Consumer Products, Ltd.	351,254	3,141,705
Tata Elxsi, Ltd.	43,503	4,500,851
Tata Motors, Ltd. ADR (a)(b)	382,139	9,885,936
Tata Power Co., Ltd.	2,966,554	7,595,520
Tata Steel, Ltd.	546,388	5,998,869
Tata Teleservices Maharashtra, Ltd. (a)	553,529	848,806
TCNS Clothing Co., Ltd. (a)(c)	24,838	166,944
TeamLease Services, Ltd. (a)	15,877	650,611
Tech Mahindra, Ltd.	464,524	5,882,098
Tejas Networks, Ltd. (a)(c)	186,455	1,064,580
Thirumalai Chemicals, Ltd.	40,899	127,349
Thyrocare Technologies, Ltd. (c)	76,308	600,096
Tide Water Oil Co. India, Ltd.	12,018	156,547
Timken India, Ltd.	21,710	653,534
Titan Co., Ltd.	269,436	6,623,098
Torrent Pharmaceuticals, Ltd.	23,614	855,259
Torrent Power, Ltd.	29,443	168,387
Trent, Ltd.	116,992	1,591,275

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Trident, Ltd.	1,394,328	$683,282
Tube Investments of India, Ltd.	67,497	1,573,741
TV18 Broadcast, Ltd. (a)	340,807	168,089
TVS Motor Co., Ltd.	63,028	671,961
Ujjivan Financial Services, Ltd. (a)	77,999	133,731
UltraTech Cement, Ltd.	91,333	6,484,935
Unichem Laboratories, Ltd.	220,930	673,092
Unitech, Ltd. (a)	759,637	16,352
United Breweries, Ltd.	80,657	1,483,789
United Spirits, Ltd. (a)	357,045	3,434,929
UPL, Ltd.	385,848	3,089,813
Usha Martin, Ltd. (a)	224,529	345,440
VA Tech Wabag, Ltd. (a)	93,697	278,638
Vaibhav Global, Ltd.	96,950	368,170
Vakrangee, Ltd.	490,523	166,153
Varun Beverages, Ltd.	38,698	387,384
Vedanta, Ltd.	768,998	2,171,472
Venky's India, Ltd.	13,064	313,744
Videocon Industries, Ltd. (a)(d)	1,170,924	—
Vinati Organics, Ltd.	9,554	239,889
VIP Industries, Ltd.	75,932	602,379
V-Mart Retail, Ltd. (a)	19,994	629,195
Vodafone Idea, Ltd. (a)	6,886,574	732,498
Voltas, Ltd.	27,856	342,995
VST Industries, Ltd.	21,609	835,752
Welspun Corp., Ltd.	103,903	287,938
Welspun India, Ltd.	189,986	167,078
Westlife Development, Ltd. (a)	75,466	475,219
Whirlpool of India, Ltd.	5,619	111,057
Wipro, Ltd. ADR	1,561,453	8,291,315
WNS Holdings, Ltd. ADR (a)	30,992	2,313,243
Wockhardt, Ltd. (a)	134,588	355,419
Yaari Digital Integrated Services, Ltd. (a)	29,442	13,589
Yes Bank, Ltd. (a)	816,899	130,853
Zee Entertainment Enterprises, Ltd.	630,299	1,708,785
Zensar Technologies, Ltd.	60,623	208,877
Zydus Lifesciences, Ltd.	105,929	478,859
		869,815,101
INDONESIA — 2.2%
Alam Sutera Realty Tbk PT (a)	10,022,400	113,696
Aneka Tambang Tbk	2,240,600	270,722
Astra International Tbk PT	22,472,551	9,993,667
Bank Aladin Syariah Tbk PT (a)	565,800	72,731
Bank Artha Graha Internasional Tbk PT (a)	10,723,500	66,943
Bank BTPN Syariah Tbk PT	656,900	124,347
Bank Central Asia Tbk PT	53,457,498	26,015,564
Security Description	Shares	Value
Bank Danamon Indonesia Tbk PT	3,567,018	$562,678
Bank Ganesha Tbk PT (a)	11,386,900	89,429
Bank Ina Perdana PT (a)	423,500	108,878
Bank Jago Tbk PT (a)	2,316,300	1,422,665
Bank Mandiri Persero Tbk PT	21,185,369	11,269,948
Bank MNC Internasional Tbk PT (a)	10,542,500	84,920
Bank Negara Indonesia Persero Tbk PT	2,692,100	1,418,559
Bank Neo Commerce Tbk PT (a)	1,402,000	92,698
Bank Permata Tbk PT	207,270	16,904
Bank Rakyat Indonesia Persero Tbk PT	62,280,105	17,349,383
Bank Raya Indonesia Tbk PT (a)	1,774,807	83,990
Bank Syariah Indonesia Tbk PT	803,200	72,246
Barito Pacific Tbk PT	31,458,920	1,594,327
Bekasi Fajar Industrial Estate Tbk PT (a)	6,367,900	53,003
Bumi Resources Minerals Tbk PT (a)	45,876,960	757,559
Bumi Resources Tbk PT (a)	2,673,900	12,026
Bumi Serpong Damai Tbk PT (a)	5,298,900	323,678
Chandra Asri Petrochemical Tbk PT	94,514	57,099
Charoen Pokphand Indonesia Tbk PT	5,816,700	2,342,688
Ciputra Development Tbk PT	8,259,552	476,806
Citra Marga Nusaphala Persada Tbk PT (a)	2,167,541	273,534
Digital Mediatama Maxima Tbk PT (a)	499,900	50,334
Elang Mahkota Teknologi Tbk PT (a)	11,642,200	1,254,286
Garuda Indonesia Persero Tbk PT (a)(d)	15,966,300	118,964
Global Mediacom Tbk PT (a)	913,100	17,897
Indah Kiat Pulp & Paper Tbk PT	1,142,900	583,054
Indocement Tunggal Prakarsa Tbk PT	759,800	483,242
Indofood Sukses Makmur Tbk PT	7,559,918	3,577,608
Indosat Tbk PT	3,378,300	1,485,341
Japfa Comfeed Indonesia Tbk PT	1,532,500	158,419
Kalbe Farma Tbk PT	34,350,661	3,827,629
Kawasan Industri Jababeka Tbk PT (a)	6,826,231	75,605
Kresna Graha Investama Tbk PT (a)	35,261,900	118,348

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Lippo Cikarang Tbk PT	300,300	$21,166
Lippo Karawaci Tbk PT (a)	54,894,430	412,699
Matahari Department Store Tbk PT	488,200	163,525
Matahari Putra Prima Tbk PT (a)	836,000	11,448
Mayora Indah Tbk PT	8,144,607	1,142,623
Medco Energi Internasional Tbk PT (a)	27,733,729	1,182,139
Media Nusantara Citra Tbk PT	1,215,500	76,287
Mega Manunggal Property Tbk PT (a)	2,672,800	80,377
Merdeka Copper Gold Tbk PT (a)	6,762,768	1,811,273
MNC Investama Tbk PT (a)	33,976,300	134,560
Modernland Realty Tbk PT (a)	7,955,300	54,468
Multipolar Tbk PT (a)	3,158,900	33,079
Pabrik Kertas Tjiwi Kimia Tbk PT	461,438	199,784
Pakuwon Jati Tbk PT (a)	7,564,800	239,677
Perusahaan Gas Negara Tbk PT	18,709,600	1,996,863
Pollux Properti Indonesia Tbk PT (a)	1,846,600	50,821
Semen Indonesia Persero Tbk PT	1,218,300	582,674
Sigmagold Inti Perkasa Tbk PT (d)	1,312,600	—
Smartfren Telecom Tbk PT (a)	69,460,600	386,993
Sumber Alfaria Trijaya Tbk PT	5,332,600	730,223
Summarecon Agung Tbk PT (a)	6,699,111	256,318
Surya Citra Media Tbk PT (a)	5,316,000	78,504
Telkom Indonesia Persero Tbk PT	50,835,000	13,649,270
Tiga Pilar Sejahtera Food Tbk (a)	3,115,200	30,948
Tower Bersama Infrastructure Tbk PT	2,530,000	499,292
Unilever Indonesia Tbk PT	4,492,300	1,438,380
United Tractors Tbk PT	2,108,722	4,019,984
		116,154,790
KUWAIT — 0.9%
A'ayan Leasing & Investment Co. KSCP	1,092,721	487,790
Agility Public Warehousing Co. KSC	852,646	2,258,720
Ahli United Bank KSCP	721,582	651,281
Al Ahli Bank of Kuwait KSCP	186,188	194,135
Al Mazaya Holding Co. KSCP (a)	1,793,417	333,088
Security Description	Shares	Value
ALAFCO Aviation Lease & Finance Co. KSCP (a)	41,222	$25,789
Alimtiaz Investment Group KSC	533,265	160,727
Boubyan Bank KSCP	799,591	2,013,959
Boubyan Petrochemicals Co. KSCP	504,855	1,518,349
Burgan Bank SAK	285,965	224,560
Gulf Bank KSCP	1,396,734	1,451,802
Humansoft Holding Co. KSC	161,930	1,633,018
Integrated Holding Co. KCSC	337,185	438,374
Jazeera Airways Co. KSCP	44,865	276,295
Kuwait Finance House KSCP	3,439,730	9,762,153
Kuwait Real Estate Co. KSC	3,819,688	1,742,445
Mabanee Co. KPSC	403,792	990,731
Mezzan Holding Co. KSCC	39,189	54,014
Mobile Telecommunications Co. KSCP	785,356	1,520,044
National Bank of Kuwait SAKP	5,555,144	18,879,163
National Industries Group Holding SAK	1,413,910	1,165,589
National Investments Co. KSCP	1,845,812	1,804,313
Qurain Petrochemical Industries Co.	169,620	174,097
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	72,967	49,215
Warba Bank KSCP (a)	1,886,789	1,493,939
		49,303,590
MALAYSIA — 2.0%
Sports Toto Bhd	3,207,447	1,331,736
Aeon Co. M Bhd	6,239,448	1,868,649
AEON Credit Service M Bhd	160,350	504,971
Alliance Bank Malaysia Bhd	6,538,400	4,717,439
AMMB Holdings Bhd	55,600	47,053
ATA IMS Bhd	833,400	55,781
Axiata Group Bhd	2,214,138	1,421,670
Bahvest Resources Bhd (a)	2,330,400	166,552
Bank Islam Malaysia Bhd	25,400	15,445
Bintulu Port Holdings Bhd	94	115
British American Tobacco Malaysia Bhd	7,200	17,643
Bursa Malaysia Bhd	1,771,147	2,664,255
Capitaland Malaysia Mall Trust REIT	2,179,245	281,831
Careplus Group Bhd	251,300	25,372
Carlsberg Brewery Malaysia Bhd Class B	493,720	2,518,168
CIMB Group Holdings Bhd	4,865,119	5,474,984

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Comfort Glove Bhd	268,800	$38,422
Dagang NeXchange Bhd	2,534,800	454,337
Datasonic Group Bhd	3,136,500	330,907
Dialog Group Bhd	4,857,506	2,347,473
DiGi.Com Bhd	7,621,746	6,052,436
FGV Holdings Bhd	28,800	9,540
Focus Dynamics Group Bhd (a)	6,861,600	38,920
Frontken Corp. Bhd	1,168,450	607,090
Gabungan AQRS Bhd (a)	514,400	37,347
Gamuda Bhd	1,443,718	1,172,663
GDEX Bhd	1,465,900	56,541
Genetec Technology Bhd (a)	356,100	157,548
Genting Bhd	4,102,700	4,226,037
Genting Malaysia Bhd	930,700	599,702
George Kent Malaysia Bhd	575,300	71,137
Globetronics Technology Bhd	954,700	259,930
Greatech Technology Bhd (a)	292,400	242,810
Hap Seng Plantations Holdings Bhd	58,800	30,684
Hartalega Holdings Bhd	1,406,100	976,215
Hong Leong Bank Bhd	96,900	449,818
Hong Leong Financial Group Bhd	5,500	23,086
Hong Seng Consolidated Bhd (a)	1,775,600	330,344
IHH Healthcare Bhd	1,528,000	2,236,098
IJM Corp. Bhd	884,900	347,335
Inari Amertron Bhd	1,707,700	1,022,876
IOI Corp. Bhd	7,991,484	6,962,518
IOI Properties Group Bhd	6,192,762	1,405,051
Iris Corp. Bhd (a)	1,395,700	39,583
Iskandar Waterfront City Bhd (a)	245,600	17,274
Karex Bhd (a)	2,486,500	208,736
KLCCP Stapled Group	916,300	1,413,690
KNM Group Bhd (a)	5,910,521	167,627
Kossan Rubber Industries Bhd	1,134,000	339,621
KPJ Healthcare Bhd	2,356,680	446,473
Kuala Lumpur Kepong Bhd	18,900	94,082
Lingkaran Trans Kota Holdings Bhd	583,700	635,680
Magni-Tech Industries Bhd	276,700	119,909
Magnum Bhd	4,951,243	1,876,024
Malayan Banking Bhd	4,261,762	8,305,964
Malaysia Airports Holdings Bhd (a)	324,400	485,772
Malaysian Pacific Industries Bhd	120,400	764,878
Malaysian Resources Corp. Bhd	12,283,859	975,462
Maxis Bhd	198,800	148,846
Mega First Corp. BHD	326,000	258,137
Security Description	Shares	Value
MISC Bhd	183,400	$295,437
MPHB Capital Bhd (a)	2,252,630	730,859
Muda Holdings Bhd	365,600	156,775
My EG Services Bhd	4,160,224	830,629
Nestle Malaysia Bhd	1,469	44,195
OSK Holdings Bhd	9,941,342	1,962,330
Padini Holdings Bhd	255,700	185,647
Pavilion Real Estate Investment Trust	2,032,100	608,593
Pentamaster Corp. Bhd	777,250	650,721
Petronas Chemicals Group Bhd	1,744,400	3,562,019
Petronas Dagangan Bhd	334,400	1,602,389
Petronas Gas Bhd	195,600	729,589
Pos Malaysia Bhd (a)	1,517,800	189,402
PPB Group Bhd	57,800	207,988
Press Metal Aluminium Holdings Bhd	1,357,000	1,465,529
Public Bank Bhd	11,764,900	11,664,802
QL Resources Bhd	31,800	37,518
Rapid Synergy Bhd (a)	112,500	326,205
RHB Bank Bhd	450,772	586,029
Sapura Energy Bhd (a)	294,400	3,006
Sime Darby Bhd	1,562,824	755,262
Sime Darby Plantation Bhd	833,987	819,322
Sime Darby Property Bhd	559,924	57,168
SKP Resources Bhd	761,625	271,299
SP Setia Bhd Group	355,663	54,873
Sunway Real Estate Investment Trust	2,179,500	736,802
Supermax Corp. Bhd	1,953,868	387,892
Syarikat Takaful Malaysia Keluarga Bhd	5,777	4,234
Taliworks Corp. Bhd	136,100	28,100
Telekom Malaysia Bhd	1,080,327	1,286,833
Tenaga Nasional Bhd	1,544,000	2,795,490
TIME dotCom Bhd	60,900	60,520
Top Glove Corp. Bhd	3,613,300	852,599
Uchi Technologies Bhd	89,600	60,580
UEM Edgenta Bhd	982,300	291,960
UEM Sunrise Bhd (a)	6,818,688	479,590
UMW Holdings Bhd	453,300	318,827
Unisem M Bhd	189,000	98,627
Velesto Energy Bhd (a)	46,163	1,100
ViTrox Corp. Bhd	319,200	521,438
VS Industry Bhd	5,420,100	1,223,596
WCT Holdings Bhd	12,774,426	1,304,252
YTL Corp. Bhd	2,510,370	333,197
		106,479,510
MEXICO — 2.4%
Alfa SAB de CV Class A	3,656,029	2,587,666
America Movil SAB de CV Series L (b)	21,317,351	21,712,777
Axtel SAB de CV Series CPO (a)(b)	2,623,184	198,925

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Cemex SAB de CV Series CPO (a)(b)	14,517,260	$5,633,999
Coca-Cola Femsa SAB de CV	835,851	4,612,649
Concentradora Hipotecaria SAPI de CV REIT	2,390	2,221
Consorcio ARA SAB de CV (b)	2,547,319	438,110
El Puerto de Liverpool SAB de CV Series C1 (b)	535,924	2,311,227
Fibra Uno Administracion SA de CV REIT	2,202,739	2,186,826
Fomento Economico Mexicano SAB de CV	1,688,549	11,362,027
Gruma SAB de CV Class B (b)	7,214	79,575
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	287,210	3,987,195
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	293,231	5,744,207
Grupo Bimbo SAB de CV Class A	2,124,389	6,883,080
Grupo Elektra SAB DE CV (b)	36,399	2,093,167
Grupo Financiero Banorte SAB de CV Series O (b)	2,317,385	12,883,837
Grupo Financiero Inbursa SAB de CV Series O (a)(b)	1,985,024	3,150,340
Grupo Mexico SAB de CV Class B (b)	3,148,128	12,993,054
Grupo Televisa SAB Series CPO (b)	2,616,137	4,280,321
Industrias CH SAB de CV Class B (a)(b)	326,155	3,608,021
Industrias Penoles SAB de CV (b)	166,406	1,535,744
Kimberly-Clark de Mexico SAB de CV Class A (b)	2,070,501	2,794,431
Nemak SAB de CV (a)(c)	1,726,209	340,523
Operadora De Sites Mexicanos SAB de CV (b)	1,836,691	2,122,016
Orbia Advance Corp. SAB de CV	86,046	200,703
Sare Holding SAB de CV Class B (a)(d)	1,493,393	—
TV Azteca SAB de CV Series CPO (a)(b)	5,779,486	251,796
Urbi Desarrollos Urbanos SAB de CV (a)	41,910	17,241
Wal-Mart de Mexico SAB de CV	4,760,197	16,357,482
		130,369,160
Security Description	Shares	Value
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR (b)(e)	295,207	$1,948,366
Cia de Minas Buenaventura SAA ADR (e)	8,515	56,710
Credicorp, Ltd.	64,044	7,679,516
Southern Copper Corp.	67,327	3,353,558
Volcan Cia Minera SAA Class B (a)	7,388,430	991,409
		14,029,559
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	785,920	679,649
AC Energy Corp.	1,354,550	198,065
Alliance Global Group, Inc.	3,192,800	510,987
Ayala Corp.	132,950	1,450,759
Ayala Land, Inc.	9,097,210	4,218,948
Bank of the Philippine Islands	3,321,464	5,122,491
BDO Unibank, Inc.	3,014,199	6,057,452
Bloomberry Resorts Corp. (a)	1,236,000	130,602
Cebu Air, Inc. (a)	1,492,920	1,128,141
Cebu Holdings, Inc. (a)	7,536,864	664,110
D&L Industries, Inc.	3,314,405	411,098
DoubleDragon Corp.	2,266,690	340,921
East West Banking Corp.	1,857,200	236,435
Filinvest Land, Inc.	68,598,000	1,097,867
First Philippine Holdings Corp.	385,315	423,962
Global Ferronickel Holdings, Inc.	3,042,449	132,798
GMA Holdings, Inc. PDR	5,587,600	1,160,505
GT Capital Holdings, Inc.	16,147	143,601
JG Summit Holdings, Inc.	2,030,346	1,798,270
Jollibee Foods Corp.	165,000	610,967
Manila Electric Co.	15,200	99,518
Megawide Construction Corp. (a)	7,182,688	594,366
Megaworld Corp.	10,689,300	419,912
Nickel Asia Corp.	1,552,000	177,823
PLDT, Inc.	147,137	4,495,593
Puregold Price Club, Inc.	470,780	257,715
San Miguel Corp.	215,500	422,887
SM Investments Corp.	257,065	3,655,994
SM Prime Holdings, Inc.	8,636,490	5,740,906
Universal Robina Corp.	373,250	753,492
Vista Land & Lifescapes, Inc.	1,633,378	58,818
		43,194,652
POLAND — 0.7%
11 bit studios SA (a)	1,885	206,074
Asseco Poland SA	81,126	1,362,370
Bank Polska Kasa Opieki SA	242,677	4,401,366

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	25,482	$18,704
Bioton SA (a)	1,563	1,359
CCC SA (a)	12,322	126,075
CD Projekt SA	41,441	881,941
Columbus Energy SA (a)	6,844	6,911
Datawalk SA (a)	2,958	94,743
Dino Polska SA (a)(c)	18,526	1,314,500
Eurocash SA	12,328	28,847
Getin Holding SA (a)	113,468	30,135
Getin Noble Bank SA (a)	439,635	17,543
Globe Trade Centre SA (a)	421,275	627,811
Grupa Lotos SA	151,718	2,319,041
InPost SA (a)(b)	58,146	336,283
KGHM Polska Miedz SA	171,272	4,529,564
LPP SA	329	658,242
Mabion SA (a)	10,897	52,596
mBank SA (a)	29,117	1,454,603
Mercator Medical SA (a)	2,811	37,065
Orange Polska SA	1,564,718	2,182,186
PGE Polska Grupa Energetyczna SA (a)	905,332	2,145,604
PlayWay SA	1,853	125,296
Polimex-Mostostal SA (a)	22,484	16,093
Polski Koncern Naftowy ORLEN SA	313,968	4,785,099
Powszechna Kasa Oszczednosci Bank Polski SA	719,773	4,482,722
Powszechny Zaklad Ubezpieczen SA	462,813	3,086,209
Santander Bank Polska SA	36,247	1,878,522
TEN Square Games SA	1,624	40,818
		37,248,322
QATAR — 0.9%
Aamal Co.	438,353	129,396
Al Meera Consumer Goods Co. QSC	181,226	867,874
Alijarah Holding Co QPSC (a)	4,557,390	1,013,657
Baladna	116,625	54,378
Commercial Bank PQSC	717,542	1,348,685
Doha Bank QPSC	243,669	174,099
Ezdan Holding Group QSC (a)	145,301	42,891
Gulf Warehousing Co.	103,588	116,225
Industries Qatar QSC	937,617	4,106,540
Mannai Corp. QSC	425,340	979,681
Masraf Al Rayan QSC	4,234,565	4,802,294
Mazaya Real Estate Development QPSC (a)	2,693,834	591,767
Medicare Group	361,434	694,731
Mesaieed Petrochemical Holding Co.	3,503,413	2,395,414
Ooredoo QSC	1,239,795	2,621,383
Security Description	Shares	Value
Qatar Aluminium Manufacturing Co.	479,657	$224,040
Qatar Electricity & Water Co. QSC	160,514	772,213
Qatar First Bank (a)	1,344,240	437,406
Qatar Fuel QSC	128,561	630,140
Qatar Gas Transport Co., Ltd.	364,480	374,413
Qatar Insurance Co. SAQ	1,372,622	904,591
Qatar International Islamic Bank QSC	384,907	1,126,686
Qatar Islamic Bank SAQ	603,152	3,685,078
Qatar National Bank QPSC	3,343,316	18,342,680
Qatar National Cement Co. QSC	142,871	200,512
Qatar Navigation QSC	105,589	243,550
Qatari Investors Group QSC	1,276,275	714,931
United Development Co. QSC	133,226	50,887
Vodafone Qatar QSC	2,411,008	1,053,316
Widam Food Co. (a)	135,980	110,113
		48,809,571
ROMANIA — 0.0% (f)
NEPI Rockcastle SA	234,591	1,247,095
RUSSIA — 0.0%
Gazprom PJSC ADR (d)	4,907,694	—
HeadHunter Group PLC ADR (d)	3,200	—
LUKOIL PJSC ADR (d)	340,951	—
Magnit PJSC GDR (d)	210,075	—
Mechel PJSC ADR (a)(d)	217,515	—
MMC Norilsk Nickel PJSC ADR (d)	615,616	—
Mobile TeleSystems PJSC ADR (d)	702,117	—
Novatek PJSC GDR (d)	92,440	—
Novolipetsk Steel PJSC GDR (d)	47,918	—
Novorossiysk Commercial Sea Port PJSC GDR (d)(e)	74,531	—
Rosneft Oil Co. PJSC GDR (d)	1,683,986	—
Rostelecom PJSC ADR (b)(d)	135,639	—
Sberbank of Russia PJSC (a)(d)	8,602,924	—
Severstal PAO GDR (d)	486,985	—
Sistema PJSFC GDR (d)	198,224	—
Surgutneftegas PJSC ADR (d)	1,315,893	—
Tatneft PJSC ADR (d)(e)	291,793	—
TCS Group Holding PLC GDR (a)(d)	43,856	—
VK Co., Ltd. GDR (a)(d)	52,451	—
VTB Bank PJSC (d)	5,954,520,000	—

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
X5 Retail Group NV GDR (d)	55,357	$—
Yandex NV Class A (a)(d)	228,523	—
		—
SAUDI ARABIA — 4.1%
Abdul Mohsen Al-Hokair Tourism & Development Co. (a)	284,774	900,141
Abdullah Al Othaim Markets Co.	54,165	1,489,787
ACWA Power Co. (a)	31,865	1,268,791
Advanced Petrochemical Co.	47,153	645,949
Al Hammadi Co. for Development & Investment	206,292	2,006,785
Al Jouf Agricultural Development Co. (a)	44,495	547,872
Al Khaleej Training & Education Co. (a)	262,957	1,007,788
Al Rajhi Bank	1,350,136	29,686,368
Al Rajhi Co. for Co-operative Insurance (a)	11,108	211,378
Al Rajhi REIT	309,241	751,653
Aldrees Petroleum & Transport Services Co.	35,607	632,975
Al-Etihad Cooperative Insuarnce Co. (a)	240,582	1,118,240
Alinma Bank	365,406	3,252,728
Almarai Co. JSC	90,065	1,257,804
Alujain Corp.	53,722	833,299
Arabian Cement Co.	39,880	358,188
Bank AlBilad (a)	213,031	2,483,971
Banque Saudi Fransi	319,029	4,030,270
Basic Chemical Industries, Ltd. (a)	210,539	2,070,544
Batic Investments & Logistic Co. (a)	267,372	1,754,404
Bawan Co.	262,457	2,007,547
Bupa Arabia for Cooperative Insurance Co.	23,078	980,420
Buruj Cooperative Insurance Co. (a)	132,267	697,979
City Cement Co.	75,117	420,420
Co. for Cooperative Insurance (a)	28,289	435,030
Dallah Healthcare Co.	87,128	2,572,901
Dar Al Arkan Real Estate Development Co. (a)	217,535	623,831
Derayah REIT	299,332	872,762
Dr Sulaiman Al Habib Medical Services Group Co.	50,757	2,621,654
Dur Hospitality Co. (a)	146,598	861,123
Eastern Province Cement Co.	111,086	1,361,892
Etihad Etisalat Co.	247,329	2,307,112
Security Description	Shares	Value
Fawaz Abdulaziz Al Hokair & Co. (a)	36,811	$111,647
Fitaihi Holding Group	155,253	1,245,467
Gulf Insurance Group	126,488	841,433
Hail Cement Co.	98,944	360,218
Herfy Food Services Co. (a)	43,763	496,286
Jadwa REIT Saudi Fund	143,370	447,064
Jarir Marketing Co.	41,026	1,777,892
Jazan Energy & Development Co. (a)	119,766	477,519
Leejam Sports Co. JSC	58,517	1,395,824
Malath Cooperative Insurance Co. (a)	189,937	740,087
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	87,549	275,800
Methanol Chemicals Co. (a)	224,002	2,199,961
Middle East Healthcare Co. (a)	49,970	428,836
Mobile Telecommunications Co. (a)	510,057	1,527,955
Mouwasat Medical Services Co.	60,582	3,439,132
Musharaka Real Estate Income Fund REIT	245,361	629,080
Najran Cement Co.	89,978	353,955
Nama Chemicals Co. (a)	117,917	1,161,225
National Co. for Glass Industries	181,961	1,571,263
National Co. for Learning & Education	119,585	1,902,728
National Gas & Industrialization Co.	27,874	314,614
National Medical Care Co.	77,634	1,117,304
Qassim Cement Co.	68,071	1,436,855
Red Sea International Co. (a)	193,350	707,007
Riyad Bank	1,078,112	9,223,474
Riyad REIT Fund	131,776	355,420
SABIC Agri-Nutrients Co.	108,729	3,993,192
Sahara International Petrochemical Co.	138,737	1,856,186
Saudi Advanced Industries Co.	142,188	1,316,871
Saudi Airlines Catering Co. (a)	8,844	168,767
Saudi Arabian Amiantit Co. (a)	33,596	296,822
Saudi Arabian Mining Co. (a)	451,080	5,993,001
Saudi Arabian Oil Co. (c)	1,340,597	13,862,947
Saudi Automotive Services Co.	308,638	2,846,106
Saudi Basic Industries Corp.	562,595	15,234,043
Saudi British Bank	48,358	524,552
Saudi Cement Co.	57,989	786,663
Saudi Ceramic Co.	183,188	2,140,879

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Saudi Chemical Co. Holding	179,842	$1,457,103
Saudi Co. For Hardware CJSC (a)	45,770	432,437
Saudi Electricity Co.	376,321	2,427,166
Saudi Industrial Investment Group	83,242	632,285
Saudi Industrial Services Co.	177,096	967,583
Saudi Kayan Petrochemical Co. (a)	218,225	917,777
Saudi National Bank	1,439,247	25,278,211
Saudi Pharmaceutical Industries & Medical Appliances Corp.	146,601	1,015,865
Saudi Printing & Packaging Co. (a)	104,279	434,670
Saudi Public Transport Co. (a)	270,940	1,107,705
Saudi Reinsurance Co. (a)	504,789	2,077,221
Saudi Research & Media Group (a)	29,470	1,476,602
Saudi Telecom Co.	470,515	12,176,383
Saudi Vitrified Clay Pipe Co., Ltd. (a)	37,882	505,820
Saudia Dairy & Foodstuff Co.	12,645	550,002
Savola Group	105,700	946,542
Southern Province Cement Co.	74,576	1,140,871
Tabuk Cement Co.	170,336	674,607
Takween Advanced Industries Co. (a)	403,534	1,290,586
Umm Al-Qura Cement Co.	323,993	1,882,425
United Electronics Co.	51,497	1,553,653
United International Transportation Co.	82,215	986,028
Walaa Cooperative Insurance Co. (a)	77,204	269,137
Yamama Cement Co. (a)	80,432	539,129
Yanbu Cement Co.	100,467	909,052
Yanbu National Petrochemical Co.	107,090	1,441,338
		218,719,879
SINGAPORE — 0.0% (f)
Aslan Pharmaceuticals, Ltd. ADR (a)(b)	36,013	17,956
Grindrod Shipping Holdings, Ltd. (b)	22,235	393,600
Guan Chong Bhd	2,947,200	1,685,070
Riverstone Holdings, Ltd.	499,100	265,383
		2,362,009
SOUTH AFRICA — 3.8%
Absa Group, Ltd.	538,565	5,082,384
Adcock Ingram Holdings, Ltd.	159,101	482,280
Security Description	Shares	Value
Adcorp Holdings, Ltd. (a)	605,469	$222,858
African Rainbow Minerals, Ltd.	166,001	2,165,891
Alexander Forbes Group Holdings, Ltd.	699,660	203,716
Allied Electronics Corp., Ltd. Class A	175,155	84,464
Anglo American Platinum, Ltd.	45,427	3,951,380
ArcelorMittal South Africa, Ltd. (a)	233,243	84,000
Ascendis Health, Ltd. (a)	118,230	4,907
Aspen Pharmacare Holdings, Ltd.	363,170	3,082,262
Astral Foods, Ltd.	22,647	260,428
Aveng, Ltd. (a)(b)	3,606	3,379
Barloworld, Ltd. (b)	292,052	1,599,980
Bid Corp., Ltd.	185,802	3,479,683
Bidvest Group, Ltd.	382,985	4,899,730
Blue Label Telecoms, Ltd. (a)	1,568,788	595,627
Capitec Bank Holdings, Ltd.	52,489	6,350,680
Clicks Group, Ltd.	74,319	1,239,867
Coronation Fund Managers, Ltd.	809,850	1,617,475
Curro Holdings, Ltd. (b)	189,429	105,916
Discovery, Ltd. (a)(b)	516,885	4,041,689
EOH Holdings, Ltd. (a)	146,705	45,402
FirstRand, Ltd.	4,810,752	18,315,068
Foschini Group, Ltd.	341,863	2,545,844
Gold Fields, Ltd.	780,865	7,292,681
Grindrod, Ltd.	1,488,820	817,908
Group Five, Ltd. (d)	219,472	—
Growthpoint Properties, Ltd. REIT	1,267,375	955,415
Harmony Gold Mining Co., Ltd.	361,061	1,145,389
Impala Platinum Holdings, Ltd.	640,794	7,085,208
Investec, Ltd.	326,936	1,753,570
Invicta Holdings, Ltd. (b)	168,838	297,122
Kumba Iron Ore, Ltd.	63,849	2,048,663
Lesaka Technologies, Inc. (a)(b)	48,276	248,139
Lewis Group, Ltd.	136,530	408,361
Life Healthcare Group Holdings, Ltd.	191,399	209,245
Massmart Holdings, Ltd. (a)	255,879	544,636
Momentum Metropolitan Holdings	1,784,799	1,553,562
Motus Holdings, Ltd.	194,535	1,270,578
Mr. Price Group, Ltd.	262,930	2,846,690
MTN Group, Ltd.	1,424,390	11,480,327
MultiChoice Group	435,208	3,076,541
Murray & Roberts Holdings, Ltd. (a)	523,417	359,435
Naspers, Ltd. Class N	176,118	25,453,875

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Nedbank Group, Ltd.	430,611	$5,447,791
Netcare, Ltd.	2,703,075	2,354,517
Ninety One, Ltd.	190,360	447,824
Old Mutual, Ltd. (b)	2,549,582	1,718,469
PPC, Ltd. (a)	1,528,930	267,849
PSG Group, Ltd. (a)	203,133	1,041,673
Rand Merchant Investment Holdings, Ltd.	1,224,897	2,081,559
Redefine Properties, Ltd. REIT	747,122	167,370
Remgro, Ltd.	760,994	6,034,533
Sanlam, Ltd.	1,621,181	5,231,915
Sappi, Ltd. (a)	455,285	1,496,820
Sasol, Ltd. (a)	478,521	10,856,505
Shoprite Holdings, Ltd.	482,430	5,827,148
Sibanye Stillwater, Ltd.	2,131,251	5,290,888
Standard Bank Group, Ltd.	1,170,414	11,085,801
Steinhoff International Holdings NV (a)(b)	2,709,829	420,141
Sun International, Ltd. (a)	495,891	870,855
Telkom SA SOC, Ltd. (a)	422,291	942,406
Tiger Brands, Ltd. (b)	245,272	2,126,564
Truworths International, Ltd.	638,397	1,974,130
Vodacom Group, Ltd. (b)	564,747	4,520,389
Wilson Bayly Holmes-Ovcon, Ltd.	147,420	727,809
Woolworths Holdings, Ltd.	1,158,617	3,836,714
		204,081,925
SWITZERLAND — 0.0% (f)
Mediclinic International PLC (a)	196,280	1,078,896
TAIWAN — 16.2%
Ability Opto-Electronics Technology Co., Ltd. (a)	46,000	87,565
Accton Technology Corp.	291,000	2,334,185
Acer, Inc.	4,587,701	3,348,180
ADATA Technology Co., Ltd.	123,000	248,619
Adimmune Corp.	546,505	718,662
Advanced Ceramic X Corp.	4,000	24,753
Advanced Energy Solution Holding Co., Ltd.	8,000	260,716
Advanced Power Electronics Corp.	28,000	103,116
Advanced Wireless Semiconductor Co.	13,688	39,130
Advancetek Enterprise Co., Ltd.	4,018,946	2,966,885
Advantech Co., Ltd.	98,048	1,140,956
AGV Products Corp. (a)	7,698,415	2,705,650
Airmate Cayman International Co., Ltd.	11,667	6,828
Alchip Technologies, Ltd.	49,000	1,143,693
Alcor Micro Corp.	88,000	100,627
Amazing Microelectronic Corp.	54,000	205,223
Security Description	Shares	Value
Andes Technology Corp.	9,000	$76,126
Anpec Electronics Corp.	38,000	182,118
AP Memory Technology Corp.	74,000	520,154
APCB, Inc.	1,535,000	926,674
Applied BioCode Corp. (a)	37,000	38,825
Arcadyan Technology Corp. (a)	37,169	150,009
ASE Technology Holding Co., Ltd.	3,615,805	9,290,783
ASIX Electronics Corp.	21,000	88,991
ASMedia Technology, Inc.	19,000	712,496
ASPEED Technology, Inc.	13,200	843,493
Asustek Computer, Inc.	943,814	9,856,029
Auden Techno Corp.	24,000	96,457
Audix Corp.	1,167,657	1,953,720
AUO Corp. ADR (b)	990,825	6,262,014
Bank of Kaohsiung Co., Ltd.	3,301,543	1,510,114
Basso Industry Corp.	2,817,905	4,241,050
Biostar Microtech International Corp.	1,813,384	902,621
Bizlink Holding, Inc.	29,000	300,890
C Sun Manufacturing, Ltd.	1,560,330	2,282,757
Career Technology MFG. Co., Ltd.	102,958	76,699
Carnival Industrial Corp.	1,405,984	505,962
Catcher Technology Co., Ltd.	1,127,644	6,276,593
Cathay Financial Holding Co., Ltd.	7,833,136	13,409,340
Cathay No. 1 REIT	1,534,000	927,618
Center Laboratories, Inc.	1,089,333	2,205,521
Chailease Holding Co., Ltd.	1,517,708	10,642,612
Champion Building Materials Co., Ltd. (a)	1,547,000	572,317
Chang Hwa Commercial Bank, Ltd.	10,225,967	5,967,025
Chang Wah Electromaterials, Inc.	74,310	83,348
Charoen Pokphand Enterprise	987,572	2,687,022
Chen Full International Co., Ltd.	12,000	15,175
Cheng Loong Corp.	1,466,000	1,284,386
Cheng Shin Rubber Industry Co., Ltd.	485,850	578,441
Chieftek Precision Co., Ltd.	34,100	86,588
China Airlines, Ltd. (a)	2,973,761	2,350,325
China Chemical & Pharmaceutical Co., Ltd.	2,999,000	2,229,065
China Development Financial Holding Corp.	18,666,968	9,228,797
China Steel Chemical Corp.	1,467,595	5,750,242
China Steel Corp.	12,098,298	11,576,053
Chinese Maritime Transport, Ltd.	58,000	81,928
Chipbond Technology Corp.	66,000	131,629

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Chong Hong Construction Co., Ltd.	7,717	$19,024
Chroma ATE, Inc.	110,000	566,028
Chun Yuan Steel Industry Co., Ltd.	187,000	100,627
Chung Hung Steel Corp.	390,000	352,179
Chung Hwa Pulp Corp. (a)	2,351,589	1,471,053
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	457,169	808,754
Chunghwa Telecom Co., Ltd.	3,050,561	12,516,806
CMC Magnetics Corp.	1,408,656	362,427
Compal Electronics, Inc.	7,694,774	5,887,504
Concraft Holding Co., Ltd.	15,650	9,606
Coxon Precise Industrial Co., Ltd. (a)	10,000	4,339
CTBC Financial Holding Co., Ltd.	19,775,875	16,694,115
Cub Elecparts, Inc.	3,000	13,167
Da-Li Development Co., Ltd. (a)	1,880,000	1,893,689
Darfon Electronics Corp.	76,000	103,392
Delta Electronics, Inc.	1,543,463	11,498,043
Dimerco Express Corp.	491,775	1,159,414
E Ink Holdings, Inc.	285,000	1,806,800
E.Sun Financial Holding Co., Ltd.	6,821,684	6,653,399
Eclat Textile Co., Ltd.	58,854	822,434
Egis Technology, Inc.	43,000	130,156
EirGenix, Inc. (a)	131,485	395,779
Elan Microelectronics Corp.	9,400	44,102
Elite Advanced Laser Corp.	12,672	17,474
Elite Material Co., Ltd.	13,000	78,043
Elite Semiconductor Microelectronics Technology, Inc.	540,175	1,613,249
eMemory Technology, Inc.	31,000	1,079,086
Energenesis Biomedical Co., Ltd. (a)	16,441	20,929
ENNOSTAR, Inc.	564,590	962,709
Episil Technologies, Inc. (a)	146,978	553,636
Episil-Precision, Inc.	67,580	190,465
Etron Technology, Inc. (a)	222,296	411,195
Eva Airways Corp. (a)	1,698,110	1,807,563
Evergreen International Storage & Transport Corp.	127,000	122,159
Evergreen Marine Corp. Taiwan, Ltd.	1,966,000	5,593,812
Excelliance Mos Corp.	35,000	167,152
Excelsior Medical Co., Ltd.	77,848	177,775
Far Eastern New Century Corp.	8,684,216	9,287,775
Faraday Technology Corp.	109,000	700,187
Feng TAY Enterprise Co., Ltd.	152,985	902,984
Security Description	Shares	Value
First Financial Holding Co., Ltd.	3,692,319	$3,253,527
First Steamship Co., Ltd. (a)	208,000	66,597
FIT Hon Teng, Ltd. (a)(c)	69,000	9,409
Fitipower Integrated Technology, Inc.	65,332	296,629
Flytech Technology Co., Ltd.	8,854	27,366
FocalTech Systems Co., Ltd.	137,000	414,684
Formosa Chemicals & Fibre Corp.	4,546,243	11,421,607
Formosa Petrochemical Corp.	549,000	1,731,925
Formosa Plastics Corp.	4,751,922	17,340,156
Founding Construction & Development Co., Ltd.	3,625,059	2,084,804
Foxconn Technology Co., Ltd.	1,602,223	2,656,586
Froch Enterprise Co., Ltd.	117,000	91,881
Fubon Financial Holding Co., Ltd.	7,265,561	14,612,493
Fullerton Technology Co., Ltd.	1,400,000	868,717
Fwusow Industry Co., Ltd.	1,588,830	1,100,775
General Interface Solution Holding, Ltd.	38,000	97,769
GeneReach Biotechnology Corp.	17,501	51,443
Genesys Logic, Inc.	64,000	320,716
Genius Electronic Optical Co., Ltd.	22,665	279,373
Giant Manufacturing Co., Ltd.	84,302	680,461
Gigastorage Corp. (a)	170,894	125,009
Global Unichip Corp.	23,000	372,072
Globalwafers Co., Ltd.	133,000	2,026,300
Golden Biotechnology Corp. (a)	28,577	123,502
Gongwin Biopharm Holdings Co., Ltd. (a)	4,472	43,542
Grape King Bio, Ltd.	73,664	330,743
Great Wall Enterprise Co., Ltd.	1,556,873	2,489,761
Hai Kwang Enterprise Corp.	78,000	52,335
HannStar Display Corp.	1,611,500	550,111
Himax Technologies, Inc. ADR (b)	89,651	670,589
Hiwin Technologies Corp.	62,579	501,962
Hocheng Corp.	4,176,767	1,622,468
Holy Stone Enterprise Co., Ltd.	57,000	190,744
Hon Hai Precision Industry Co., Ltd.	10,709,067	39,258,355
Hong TAI Electric Industrial	2,921,000	2,097,410
Hota Industrial Manufacturing Co., Ltd.	10,279	21,157

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Hotai Motor Co., Ltd.	164,433	$3,351,317
Hsin Kuang Steel Co., Ltd.	63,000	84,011
HTC Corp. (a)	1,301,439	2,140,359
HUA ENG Wire & Cable Co., Ltd.	301,000	171,083
Hua Nan Financial Holdings Co., Ltd.	13,028,549	9,902,810
Hung Sheng Construction, Ltd.	1,201,032	1,036,086
Ibase Technology, Inc.	2,988,222	6,421,961
Innolux Corp.	6,712,820	2,731,771
International Games System Co., Ltd.	18,000	451,612
Iron Force Industrial Co., Ltd.	6,000	13,379
Janfusun Fancyworld Corp. (a)	724,112	77,687
Jentech Precision Industrial Co., Ltd.	11,000	123,749
JMicron Technology Corp. (a)	19,831	68,697
Kaimei Electronic Corp.	48,300	81,140
KEE TAI Properties Co., Ltd.	1,533,000	652,209
Kenda Rubber Industrial Co., Ltd.	4,956	5,767
Kerry TJ Logistics Co., Ltd.	1,363,373	1,838,709
Kindom Development Co., Ltd.	1,601,900	1,756,333
Kinsus Interconnect Technology Corp.	133,000	637,412
Kung Long Batteries Industrial Co., Ltd.	9,000	41,014
Kuo Yang Construction Co., Ltd.	980,734	621,751
Kwong Fong Industries Corp.	55,776	19,603
Land Mark Optoelectronics Corp.	14,600	56,959
Largan Precision Co., Ltd.	49,000	2,842,753
Laser Tek Taiwan Co., Ltd.	89,000	78,274
Leadtrend Technology Corp.	22,000	60,672
Leatec Fine Ceramics Co., Ltd. (a)	139,000	83,446
Leofoo Development Co., Ltd. (a)	1,545,154	891,230
Li Cheng Enterprise Co., Ltd. (a)	11,362	10,967
Lin BioScience, Inc. (a)	29,104	195,766
Lite-On Technology Corp.	3,719,014	7,242,030
Long Bon International Co., Ltd. (a)	9,020	5,263
Longchen Paper & Packaging Co., Ltd.	3,218,860	1,818,718
Lotes Co., Ltd.	4,000	89,865
Lotus Pharmaceutical Co., Ltd.	27,000	139,388
Security Description	Shares	Value
M31 Technology Corp.	23,000	$181,395
Machvision, Inc.	15,597	72,652
Macroblock, Inc.	30,000	121,076
Macronix International Co., Ltd.	520,221	621,112
Makalot Industrial Co., Ltd.	4,671	22,150
MediaTek, Inc.	1,352,023	29,601,862
Medigen Biotechnology Corp. (a)	114,248	164,839
Medigen Vaccine Biologics Corp. (a)	109,176	752,723
Mega Financial Holding Co., Ltd.	9,218,333	10,944,125
Merida Industry Co., Ltd.	19,100	164,126
Merry Electronics Co., Ltd.	13,860	35,846
Microbio Co., Ltd.	175,712	332,117
Micro-Star International Co., Ltd.	125,000	477,155
momo.com, Inc.	24,720	530,424
Mosel Vitelic, Inc.	759	973
Motech Industries, Inc.	122,000	122,683
MPI Corp.	52,000	148,829
Namchow Holdings Co., Ltd.	1,528,000	2,348,516
Nan Ya Plastics Corp.	6,131,719	17,116,474
Nan Ya Printed Circuit Board Corp.	95,000	832,310
Nantex Industry Co., Ltd.	64,000	91,587
Nanya Technology Corp.	1,049,982	1,744,467
National Petroleum Co., Ltd.	1,459,241	2,417,059
New Era Electronics Co., Ltd.	70,000	39,551
Newmax Technology Co., Ltd. (a)	75,654	69,589
Nexcom International Co., Ltd.	1,546,638	1,534,492
Novatek Microelectronics Corp.	562,904	5,717,356
Nuvoton Technology Corp.	113,000	516,858
OBI Pharma, Inc. (a)	55,271	181,241
Oneness Biotech Co., Ltd. (a)	137,000	808,633
Pacific Hospital Supply Co., Ltd.	74,782	177,816
Pan Jit International, Inc.	136,900	290,067
PChome Online, Inc.	3,519	8,154
Pegatron Corp.	1,530,686	2,934,370
PharmaEngine, Inc.	13,000	38,519
PharmaEssentia Corp. (a)	20,000	349,774
Pharmally International Holding Co., Ltd. (a)(d)	23,076	—
Phihong Technology Co., Ltd. (a)	84,000	96,053
Phytohealth Corp. (a)	10,540	6,664
Pihsiang Machinery Manufacturing Co., Ltd. (d)	51,000	—

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Polaris Group/Tw (a)	262,569	$1,019,951
Pou Chen Corp.	5,838,214	5,792,366
Powerchip Semiconductor Manufacturing Corp.	1,468,519	1,980,514
Powertech Technology, Inc.	1,542,285	4,554,211
President Chain Store Corp.	194,000	1,777,961
Princeton Technology Corp. (a)	130,000	139,691
Prolific Technology, Inc. (a)	126,000	102,127
Promate Electronic Co., Ltd.	1,532,000	2,140,838
Promos Technologies, Inc. (d)	257	—
Prosperity Dielectrics Co., Ltd.	52,000	69,430
Quanta Computer, Inc.	3,546,975	9,519,519
Quintain Steel Co., Ltd.	115,000	51,054
Radiant Opto-Electronics Corp.	51,000	148,883
RDC Semiconductor Co., Ltd. (a)	42,000	462,610
Realtek Semiconductor Corp.	287,000	3,503,826
Ritek Corp. (a)	173,938	44,752
Sampo Corp.	2,679,479	2,671,954
SDI Corp.	83,000	364,286
Senhwa Biosciences, Inc. (a)	54,000	126,403
Sensortek Technology Corp.	4,000	36,794
Sesoda Corp.	1,797,174	2,738,056
Shanghai Commercial & Savings Bank, Ltd.	1,828,000	3,264,560
Shih Wei Navigation Co., Ltd. (a)	835,743	883,990
Shin Kong Financial Holding Co., Ltd.	8,247,341	2,429,808
Silicon Motion Technology Corp. ADR	21,623	1,809,845
Simplo Technology Co., Ltd.	3,000	25,678
Sinbon Electronics Co., Ltd.	131,710	1,125,140
Sincere Navigation Corp.	176,000	120,753
Sino-American Silicon Products, Inc.	191,000	905,746
Sinon Corp.	3,066,000	3,165,662
SinoPac Financial Holdings Co., Ltd.	16,741,043	9,459,012
Sinphar Pharmaceutical Co., Ltd.	894,471	894,967
Sitronix Technology Corp.	46,000	309,415
Solar Applied Materials Technology Corp.	1,558,736	2,144,124
Stark Technology, Inc.	1,387,747	4,018,532
Supreme Electronics Co., Ltd. (a)	4,525,951	6,400,734
T3EX Global Holdings Corp.	36,000	104,367
Security Description	Shares	Value
TA Chen Stainless Pipe	1,151,913	$1,311,391
Ta Ya Electric Wire & Cable	3,862,163	3,364,220
TA-I Technology Co., Ltd.	60,000	86,165
TaiMed Biologics, Inc. (a)	80,000	166,815
Taimide Tech, Inc.	61,950	95,633
Tainan Enterprises Co., Ltd.	1,252,589	794,098
Tainan Spinning Co., Ltd.	127,000	82,009
Tainergy Tech Co., Ltd. (a)	85,000	95,767
Taishin Financial Holding Co., Ltd.	14,326,525	7,853,847
Taisun Enterprise Co., Ltd.	3,146,000	3,227,101
Taiwan Cement Corp.	7,273,357	9,662,421
Taiwan Chinsan Electronic Industrial Co., Ltd.	82,382	103,346
Taiwan Cogeneration Corp.	1,469,000	1,855,178
Taiwan Cooperative Financial Holding Co., Ltd.	3,479,173	3,141,769
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	45,020
Taiwan FU Hsing Industrial Co., Ltd.	1,461,000	1,891,755
Taiwan Glass Industry Corp.	314,000	188,505
Taiwan IC Packaging Corp. (a)	112,000	51,040
Taiwan Land Development Corp. (a)	3,962,750	357,179
Taiwan Mask Corp.	65,000	159,366
Taiwan Mobile Co., Ltd.	499,000	1,812,501
Taiwan Navigation Co., Ltd.	190,000	184,035
Taiwan Paiho, Ltd.	1,369,433	3,168,715
Taiwan Sakura Corp.	1,556,726	3,146,593
Taiwan Semiconductor Co., Ltd.	82,000	196,082
Taiwan Semiconductor Manufacturing Co., Ltd.	14,424,182	230,914,982
Taiwan Surface Mounting Technology Corp.	62,000	188,501
Taiwan TEA Corp. (a)	3,003,913	1,954,890
Taiwan Union Technology Corp.	260,612	489,959
Taiyen Biotech Co., Ltd.	1,522,500	1,710,243
Tanvex BioPharma, Inc. (a)	23,150	52,399
TCI Co., Ltd.	28,724	149,254
Tong Hsing Electronic Industries, Ltd.	12,000	81,121
TPK Holding Co., Ltd.	8,000	9,323
Transasia Airways Corp. (d)	361,784	—
Tripod Technology Corp.	1,354,923	5,080,933
TrueLight Corp. (a)	9,100	6,856
TSEC Corp. (a)	24,000	26,233
Tul Corp.	48,000	121,237
Tung Thih Electronic Co., Ltd.	23,000	118,351
Tycoons Group Enterprise (a)	218,000	60,854

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
U-Ming Marine Transport Corp.	259,000	$357,575
Unimicron Technology Corp.	892,000	4,754,973
Uni-President Enterprises Corp.	3,290,993	7,415,761
United Microelectronics Corp. ADR (b)	2,011,917	13,620,678
United Renewable Energy Co., Ltd. (a)	120,544	91,624
Unity Opto Technology Co., Ltd. (d)	12,759	—
UPI Semiconductor Corp. (a)	18,156	275,697
Vanguard International Semiconductor Corp.	524,000	1,353,463
Ve Wong Corp.	1,258,340	1,421,973
VIA Labs, Inc.	8,000	68,879
Via Technologies, Inc.	91,000	146,140
VisEra Technologies Co., Ltd.	14,474	162,588
Visual Photonics Epitaxy Co., Ltd.	310,151	751,034
Voltronic Power Technology Corp.	41,000	1,992,534
Wafer Works Corp.	226,106	365,392
Walsin Lihwa Corp.	934,000	1,132,416
Walsin Technology Corp.	100,000	301,680
Wan Hai Lines, Ltd.	126,479	506,197
WEI Chih Steel Industrial Co., Ltd. (a)	76,000	63,518
Wei Chuan Foods Corp.	1,456,000	989,160
Wei Mon Industry Co., Ltd. (d)	240,450	—
Weikeng Industrial Co., Ltd.	1,603,199	1,493,555
Weltrend Semiconductor	54,000	99,887
Win Semiconductors Corp.	161,000	1,042,343
Winbond Electronics Corp.	1,482,670	1,082,077
WinWay Technology Co., Ltd.	5,025	61,347
Wisdom Marine Lines Co., Ltd.	279,000	609,918
Wistron Corp.	4,581,476	4,114,060
Wiwynn Corp.	28,733	673,547
XinTec, Inc.	36,000	155,582
Yageo Corp.	242,101	2,507,848
Yang Ming Marine Transport Corp.	1,326,000	3,670,264
Yieh Phui Enterprise Co., Ltd. (a)	965,000	538,753
Yieh United Steel Corp. (a)	353,933	97,609
Young Optics, Inc. (a)	43,000	99,353
Yuanta Financial Holding Co., Ltd.	4,500,400	2,981,751
Yulon Finance Corp.	12,523	90,342
Zeng Hsing Industrial Co., Ltd.	70,350	328,877
Zenitron Corp.	3,078,000	3,442,027
Security Description	Shares	Value
Zhen Ding Technology Holding, Ltd.	39,000	$135,100
		871,884,999
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	375,258	5,612,664
THAILAND — 2.3%
Advanced Info Service PCL	1,568,822	8,630,629
Airports of Thailand PCL (a)	4,077,200	8,187,843
Asset World Corp. PCL	523,900	72,313
B Grimm Power PCL	267,100	264,418
Bangkok Commercial Asset Management PCL	169,486	83,413
Bangkok Dusit Medical Services PCL Class F	1,224,300	865,719
Bangkok Expressway & Metro PCL	27,858,739	6,894,752
Bangkok Land PCL	16,645,900	484,946
Bank of Ayudhya PCL	599,200	546,576
Banpu PCL	6,872,079	2,449,108
Beauty Community PCL (a)(b)	1,237,600	46,907
BEC World PCL	616,600	242,420
Berli Jucker PCL	97,200	89,351
Beyond Securities PCL (a)	1,372,800	458,182
BTS Group Holdings PCL	769,500	186,090
Bumrungrad Hospital PCL	155,300	786,274
Cal-Comp Electronics Thailand PCL	1,497,150	99,090
Central Pattana PCL	1,230,400	2,122,879
Central Plaza Hotel PCL (a)	921,500	1,146,825
Central Retail Corp. PCL	1,212,300	1,200,127
CH Karnchang PCL (b)	154,048	88,015
Charoen Pokphand Foods PCL	461,700	339,533
CP ALL PCL	4,233,300	7,184,217
CPN Retail Growth Leasehold REIT	294,000	157,997
Delta Electronics Thailand PCL (b)	323,900	3,050,734
Electricity Generating PCL (b)	802,073	4,004,126
Energy Absolute PCL	1,751,300	4,037,080
Global Power Synergy PCL Class F	210,300	383,661
Gulf Energy Development PCL (b)	2,945,920	3,874,566
Hana Microelectronics PCL	145,100	167,242
Indorama Ventures PCL	730,100	970,576
IRPC PCL (b)	19,300,958	1,757,858
Jasmine International PCL (a)(b)	6,394,641	622,191
JMT Network Services PCL Class F	26,600	55,111
Kasikornbank PCL	1,381,800	5,882,079
KCE Electronics PCL	43,900	74,812
Krung Thai Bank PCL	1,073,700	470,721

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Land & Houses PCL	1,680,200	$396,823
Lotus's Retail Growth Freehold & Leasehold Property Fund	2,007,466	777,890
Minor International PCL (a)	814,918	783,686
Muangthai Capital PCL	276,100	333,850
Precious Shipping PCL (b)	510,400	265,630
Pruksa Holding PCL	616,100	228,282
PTT Exploration & Production PCL	1,860,172	8,391,951
PTT Global Chemical PCL	623,700	802,669
PTT PCL	8,872,360	8,532,322
Quality Houses PCL	5,702,983	338,743
Regional Container Lines PCL (b)	114,400	124,576
Sansiri PCL (b)	5,930,333	169,414
SCB X PCL	2,236,519	6,578,927
Seven Utilities and Power PLC (a)	2,357,700	66,687
Siam Cement PCL	678,050	7,172,697
Siam Makro PCL (b)	51,700	51,181
Sri Trang Agro-Industry PCL	444,900	266,776
Sri Trang Gloves Thailand PCL (b)	1,163,900	536,602
Srisawad Corp. PCL	320,300	439,388
Tata Steel Thailand PCL	2,237,900	74,692
Thai Airways International PCL (a)(d)	1,250,900	58,733
Thai Beverage PCL (b)	9,293,300	4,307,091
Thai Oil PCL	1,913,495	2,787,300
Thaicom PCL	924,400	235,316
Tisco Financial Group PCL (b)	2,003,018	5,013,919
TMBThanachart Bank PCL	90,512,549	3,148,930
Total Access Communication PCL	143,000	179,989
True Corp. PCL (b)	11,355,710	1,477,479
TTCL PCL (a)	156,100	22,076
U City PCL Class F (a)	1,996,750	67,773
VGI PCL	329,280	46,381
		121,656,154
TURKEY — 0.5%
Akbank T.A.S.	2,937,089	1,410,802
Anadolu Efes Biracilik Ve Malt Sanayii A/S	513,664	835,571
Aselsan Elektronik Sanayi Ve Ticaret A/S	284,820	389,961
Bera Holding A/S (a)	389,844	338,558
BIM Birlesik Magazalar A/S	303,038	1,467,411
Coca-Cola Icecek A/S	10,780	83,417
Dogan Sirketler Grubu Holding A/S	3,500,298	729,556
EGE Endustri VE Ticaret A/S	166	22,404
Enka Insaat ve Sanayi A/S	194,484	200,815
Security Description	Shares	Value
Eregli Demir ve Celik Fabrikalari TAS	1,898,057	$3,085,273
Ford Otomotiv Sanayi A/S	101,744	1,627,026
Gubre Fabrikalari TAS (a)	39,761	168,960
Haci Omer Sabanci Holding A/S	1,279,478	1,449,102
Isbir Holding A/S	26,302	77,190
Izmir Demir Celik Sanayi A/S (a)	365,865	47,770
KOC Holding A/S	1,920,536	4,209,961
Logo Yazilim Sanayi Ve Ticaret A/S	50,293	114,764
Migros Ticaret A/S (a)	20,023	57,563
MLP Saglik Hizmetleri A/S (a)(c)	83,878	163,873
Nuh Cimento Sanayi A/S	8,978	31,188
Otokar Otomotiv Ve Savunma Sanayi A/S	1,296	32,997
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret A/S (a)	88,786	39,670
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	104,768	92,052
Sinpas Gayrimenkul Yatirim Ortakligi A/S REIT (a)	224,060	138,222
Sok Marketler Ticaret AS	17,698	12,147
Tofas Turk Otomobil Fabrikasi A/S	14,555	52,304
Turk Hava Yollari AO (a)	629,956	1,765,756
Turk Telekomunikasyon A/S	25,672	13,484
Turkcell Iletisim Hizmetleri A/S	1,102,792	1,069,998
Turkiye Halk Bankasi A/S (a)	245,656	72,094
Turkiye Is Bankasi A/S Class C	6,651,076	1,744,780
Turkiye Petrol Rafinerileri AS (a)	146,487	2,320,595
Turkiye Sigorta A/S	182,106	54,207
Turkiye Vakiflar Bankasi TAO Class D (a)	418,690	89,774
Ulker Biskuvi Sanayi A/S (a)	662,217	570,737
Yapi ve Kredi Bankasi A/S	2,971,121	770,518
		25,350,500
UNITED ARAB EMIRATES — 1.3%
Abu Dhabi Commercial Bank PJSC	2,633,595	6,352,577
Abu Dhabi Islamic Bank PJSC	71,221	145,424
Abu Dhabi National Oil Co. for Distribution PJSC	1,862,273	2,139,553
Agthia Group PJSC	82,610	118,975
Air Arabia PJSC	4,991,818	2,826,763
Ajman Bank PJSC (a)	1,971,898	381,162
Al Waha Capital PJSC	968,040	416,407
Aldar Properties PJSC	4,187,823	5,073,592

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Arabtec Holding PJSC (a)(d)	504,845	$—
Bank of Sharjah (a)	1,351,495	195,010
Depa, Ltd. (a)	1,576,841	115,909
Deyaar Development PJSC (a)	2,405,262	303,187
Dubai Financial Market PJSC	2,032,317	918,474
Dubai Investments PJSC	1,724,040	1,027,919
Dubai Islamic Bank PJSC	230,615	361,641
Emaar Properties PJSC	4,064,774	5,754,492
Emirates NBD Bank PJSC	1,219,485	4,382,457
Emirates Telecommunications Group Co. PJSC	2,180,785	15,496,036
Eshraq Investments PJSC (a)	4,960,058	467,229
First Abu Dhabi Bank PJSC	3,288,578	16,813,998
Gulf General Investment Co. (a)(d)	638,957	—
Gulf Pharmaceutical Industries PSC (a)	78,696	27,638
Invest bank PSC (a)(d)	76,929	4,712
National Central Cooling Co. PJSC	2,392,410	1,784,652
Network International Holdings PLC (a)(c)	200,388	459,466
Orascom Construction PLC (e)	5,522	27,389
Orascom Construction PLC (e)	28,812	81,210
RAK Properties PJSC (a)	3,880,417	656,050
Ras Al Khaimah Ceramics	242,755	183,730
SHUAA Capital PSC (a)	5,245,420	714,032
Union Properties PJSC (a)	1,159,334	72,595
		67,302,279
UNITED STATES — 0.2%
Ideanomics, Inc. (a)(b)	282,643	187,279
IntelliEPI, Inc.	256,000	600,965
JBS SA	588,275	3,553,645
JS Global Lifestyle Co., Ltd. (c)	713,500	929,274
Legend Biotech Corp. ADR (a)(b)	70,056	3,853,080
Newegg Commerce, Inc. (a)(b)	6,736	24,789
Parade Technologies, Ltd.	33,000	1,276,338
Seanergy Maritime Holdings Corp. (b)	96,086	78,281
Titan Cement International SA	37,416	439,670
United Maritime Corp. (d)	814	—
		10,943,321
TOTAL COMMON STOCKS (Cost $5,666,451,826)		5,328,468,192

Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (f)
PHILIPPINES — 0.0% (f)
Cebu Air, Inc. , 6.00% 3/29/27 6.00% (Cost: $613,054)	773,164	$611,669
RIGHTS — 0.0% (f)
HONG KONG — 0.0% (f)
MICROPORT Rights (expiring 07/29/22) (a)(d) (Cost: $0)	165	—
WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
Comfort Gloves Bhd (expiring 06/26/26) (a)	75,600	1,544
Frontken Corp. Bhd (expiring 05/03/26) (a)	348,950	19,793
GDEX Bhd, (expiring 01/04/28) (a)	160,612	1,822
Guan Chong Bhd (expiring 11/4/22) (a)	227,666	44,423
Hong Seng Consolidated Bhd (expiring 10/03/24) (a)	508,266	8,649
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	179,301	3,051
SKP Resources Bhd (expiring 04/25/26) (a)	108,980	3,091
VS Industry Bhd (expiring 06/14/24) (a)	975,140	40,930
		123,303
THAILAND — 0.0% (f)
Banpu PCL (expiring 10/01/22) (a)	1,517,819	274,757
Banpu PCL (expiring 10/01/23) (a)	1,517,819	151,117
Srisawad Corp. PCL (expiring 8/29/25) (a)	9,740	1,391
VGI PCL (expiring 05/23/27) (a)	70,080	436
		427,701
TOTAL WARRANTS (Cost $0)		551,004
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (g)(h)	7,305,274	7,305,274

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i)(j)	87,894,917	$87,894,917
TOTAL SHORT-TERM INVESTMENTS (Cost $95,200,191)		95,200,191
TOTAL INVESTMENTS — 100.6% (Cost $5,762,265,071)		5,424,831,056
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(30,414,304)
NET ASSETS — 100.0%		$5,394,416,752
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.4% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the securities is $2,624,465, representing 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2022, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets (long)	815	09/16/2022	$41,175,287	$40,860,025	$(315,262)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,207,091,606	$118,752,121	$2,624,465	$5,328,468,192
Preferred Stocks	611,669	—	—	611,669
Rights	—	—	0(a)	0
Warrants	551,004	—	—	551,004
Short-Term Investments	95,200,191	—	—	95,200,191
TOTAL INVESTMENTS	$5,303,454,470	$118,752,121	$2,624,465	$5,424,831,056
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	$(315,262)	$—	$—	$(315,262)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(315,262)	$—	$—	$(315,262)
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	21.2%
Information Technology	15.2
Consumer Discretionary	14.6
Communication Services	9.4
Materials	9.2
Industrials	7.1
Consumer Staples	6.7
Energy	4.8
Health Care	4.6
Utilities	3.2
Real Estate	2.8
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	24,160,484	$24,160,484	$388,428,975	$405,284,185	$—	$—	7,305,274	$7,305,274	$67,743
State Street Navigator Securities Lending Portfolio II	94,447,065	94,447,065	810,651,232	817,203,380	—	—	87,894,917	87,894,917	994,163
Total		$118,607,549	$1,199,080,207	$1,222,487,565	$—	$—		$95,200,191	$1,061,906
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.4%
CHILE — 0.1%
Aguas Andinas SA Class A	1,833,317	$288,931
CHINA — 32.1%
Agricultural Bank of China, Ltd. Class H	8,354,000	3,151,268
Anhui Conch Cement Co., Ltd. Class H	1,269,500	5,500,609
Bank of China, Ltd. Class H	8,428,000	3,361,770
Bank of Communications Co., Ltd. Class H	4,567,000	3,154,492
CGN Power Co., Ltd. Class H (a)	17,524,000	4,243,126
China Cinda Asset Management Co., Ltd. Class H	5,593,000	876,696
China CITIC Bank Corp., Ltd. Class H	4,929,000	2,204,779
China Construction Bank Corp. Class H	3,578,000	2,402,979
China Overseas Land & Investment, Ltd.	1,877,000	5,932,190
China Power International Development, Ltd.	8,811,000	5,591,826
China Resources Land, Ltd.	886,000	4,132,510
China Vanke Co., Ltd. Class H	2,404,200	6,041,943
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,988,000	714,438
CITIC Securities Co., Ltd. Class H	364,950	815,759
CITIC Telecom International Holdings, Ltd.	712,000	235,913
CITIC, Ltd.	4,299,000	4,355,457
Far East Horizon, Ltd. (b)	914,000	766,428
Guangdong Investment, Ltd.	2,160,000	2,284,709
Hengan International Group Co., Ltd.	841,500	3,951,762
Industrial & Commercial Bank of China, Ltd. Class H	4,706,000	2,794,711
Jiangsu Expressway Co., Ltd. Class H	844,000	849,706
Lonking Holdings, Ltd.	1,238,000	299,760
Shenzhen Expressway Corp., Ltd. Class H	792,000	822,587
Shimao Group Holdings, Ltd. (b)(c)	13,993,500	5,911,654
Yanlord Land Group, Ltd.	350,900	267,266
Yuexiu Property Co., Ltd.	1,039,800	1,333,051
		71,997,389
CZECH REPUBLIC — 2.3%
CEZ A/S	114,547	5,146,352
GREECE — 1.0%
Hellenic Telecommunications Organization SA	135,099	2,340,334
Security Description	Shares	Value
INDONESIA — 1.1%
Indofood CBP Sukses Makmur Tbk PT	1,823,900	$1,169,206
Indofood Sukses Makmur Tbk PT	2,837,000	1,342,564
		2,511,770
KUWAIT — 0.8%
Mobile Telecommunications Co. KSCP	910,480	1,762,219
MALAYSIA — 0.4%
Petronas Gas Bhd	222,200	828,807
MEXICO — 5.4%
Bolsa Mexicana de Valores SAB de CV	286,149	506,185
Kimberly-Clark de Mexico SAB de CV Class A (b)	1,075,007	1,450,873
Megacable Holdings SAB de CV	313,838	760,183
Qualitas Controladora SAB de CV	301,800	1,383,965
Wal-Mart de Mexico SAB de CV	2,345,773	8,060,788
		12,161,994
PHILIPPINES — 1.1%
Globe Telecom, Inc.	29,495	1,216,599
PLDT, Inc.	43,705	1,335,353
		2,551,952
QATAR — 1.2%
Masraf Al Rayan QSC	1,869,070	2,119,657
Qatar Electricity & Water Co. QSC	111,125	534,608
		2,654,265
RUSSIA — 0.0%
Federal Grid Co. (c)	767,865,898	—
Inter RAO UES PJSC (c)(d)	110,161,174	—
Magnit PJSC (c)	138,660	—
Unipro PJSC (c)	23,862,428	—
		—
SAUDI ARABIA — 3.2%
Saudi Electricity Co.	1,125,408	7,258,568
SOUTH AFRICA — 4.6%
AVI, Ltd.	305,031	1,223,662
Equites Property Fund, Ltd. REIT	300,122	323,709
Sanlam, Ltd.	1,072,931	3,462,589
SPAR Group, Ltd.	243,119	2,049,723
Vodacom Group, Ltd. (b)	399,525	3,197,907
		10,257,590
TAIWAN — 30.6%
AcBel Polytech, Inc.	6,172,000	5,978,227
Bizlink Holding, Inc.	363,000	3,766,307
Charoen Pokphand Enterprise	142,000	386,359

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Chicony Electronics Co., Ltd.	592,000	$1,475,346
Compal Electronics, Inc.	5,063,000	3,873,854
CTBC Financial Holding Co., Ltd.	2,807,000	2,369,573
E.Sun Financial Holding Co., Ltd.	1,386,739	1,352,529
Far Eastern International Bank	736,471	278,652
Farglory Land Development Co., Ltd.	309,000	650,559
First Financial Holding Co., Ltd.	2,882,380	2,539,841
Getac Holdings Corp.	323,000	438,329
Hua Nan Financial Holdings Co., Ltd.	1,091,887	829,927
Huaku Development Co., Ltd.	134,000	400,195
King's Town Bank Co., Ltd.	747,000	889,361
Lien Hwa Industrial Holdings Corp.	462,762	873,121
Lite-On Technology Corp.	1,632,000	3,177,991
Mega Financial Holding Co., Ltd.	2,353,000	2,793,512
Pegatron Corp.	1,673,000	3,207,191
Quanta Computer, Inc.	2,341,000	6,282,873
Radiant Opto-Electronics Corp.	667,000	1,947,151
Shanghai Commercial & Savings Bank, Ltd.	855,000	1,526,914
Simplo Technology Co., Ltd.	254,000	2,174,080
SinoPac Financial Holdings Co., Ltd.	5,297,000	2,992,907
Standard Foods Corp.	297,000	464,976
Sunny Friend Environmental Technology Co., Ltd.	23,000	152,774
Supreme Electronics Co., Ltd. (d)	1,016,000	1,436,857
Synnex Technology International Corp.	1,416,000	2,533,546
Systex Corp.	89,000	213,419
Taishin Financial Holding Co., Ltd.	2,792,503	1,530,859
Taiwan Cogeneration Corp.	172,000	217,216
Taiwan Cooperative Financial Holding Co., Ltd.	2,423,477	2,188,453
Taiwan Hon Chuan Enterprise Co., Ltd.	275,000	703,836
Taiwan Secom Co., Ltd.	69,000	235,542
Taiwan Union Technology Corp.	701,000	1,317,904
Teco Electric and Machinery Co., Ltd.	786,000	789,080
Topco Scientific Co., Ltd.	92,000	426,993
Tripod Technology Corp.	323,000	1,211,243
Wistron Corp.	2,420,000	2,173,104
Zhen Ding Technology Holding, Ltd.	862,000	2,986,060
		68,786,661
THAILAND — 3.7%
Advanced Info Service PCL NVDR	1,206,100	6,635,170
Security Description	Shares	Value
Pruksa Holding PCL NVDR	37,000	$13,710
Ratch Group PCL NVDR	797,700	863,019
Ratch Group PCL	476,600	515,626
TTW PCL NVDR	987,500	296,068
		8,323,593
TURKEY — 4.6%
Enka Insaat ve Sanayi A/S	2,313,553	2,388,863
Haci Omer Sabanci Holding A/S	7,037,384	7,970,349
		10,359,212
UNITED ARAB EMIRATES — 6.2%
Emirates Telecommunications Group Co. PJSC	884,268	6,283,356
First Abu Dhabi Bank PJSC	1,480,564	7,569,898
		13,853,254
TOTAL COMMON STOCKS (Cost $251,401,176)		221,082,891

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (e)(f)	272,698	272,671
State Street Navigator Securities Lending Portfolio II (g)(h)	2,969,842	2,969,842
TOTAL SHORT-TERM INVESTMENTS (Cost $3,242,518)		3,242,513
TOTAL INVESTMENTS — 99.9% (Cost $254,643,694)		224,325,404
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		254,381
NET ASSETS — 100.0%		$224,579,785
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the securities is $5,911,654, representing 2.63% of the Fund's net assets.
(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2022.

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets (long)	68	09/16/2022	$3,408,542	$3,409,180	$638

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$214,655,611	$515,626	$5,911,654	$221,082,891
Short-Term Investments	3,242,513	—	—	3,242,513
TOTAL INVESTMENTS	$217,898,124	$515,626	$5,911,654	$224,325,404
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	638	—	—	638
TOTAL OTHER FINANCIAL INSTRUMENTS:	$638	$—	$—	$638
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	27.9%
Information Technology	15.5
Utilities	12.5
Real Estate	11.1
Communication Services	10.6
Consumer Staples	9.3
Industrials	8.7
Materials	2.8
Short-Term Investments	1.5
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	101,985	$102,005	$20,038,078	$19,866,899	$(508)	$(5)	272,698	$272,671	$2,284
State Street Navigator Securities Lending Portfolio II	814,398	814,398	21,078,366	18,922,922	—	—	2,969,842	2,969,842	10,734
Total		$916,403	$41,116,444	$38,789,821	$(508)	$(5)		$3,242,513	$13,018
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 7.2%
4DS Memory, Ltd. (a)(b)	4,554,134	$219,216
88 Energy, Ltd. (a)(b)	24,845,338	136,679
Abacus Property Group REIT	207,966	367,530
Actinogen Medical, Ltd. (a)	19,424,664	667,869
Adore Beauty Group, Ltd. (a)(b)	96,375	69,586
AGL Energy, Ltd. (b)	414,271	2,350,206
Airtasker, Ltd. (a)(b)	386,850	66,504
Alcidion Group, Ltd. (a)(b)	1,091,002	82,525
Allkem, Ltd. (a)	156,994	1,113,036
ALS, Ltd.	283,235	2,080,107
Altium, Ltd.	66,858	1,237,185
Alumina, Ltd.	3,960,872	3,990,212
AMP, Ltd. (a)	2,172,159	1,426,469
Ampol, Ltd.	157,322	3,703,086
Andromeda Metals, Ltd. (a)	2,500,682	120,372
Ansell, Ltd.	342,272	5,234,481
Anteotech, Ltd. (a)(b)	9,775,350	436,931
APA Group Stapled Security	1,079,998	8,369,786
Archer Materials, Ltd. (a)(b)	337,123	127,502
Ardent Leisure Group, Ltd. (a)(b)	3,301,414	3,178,305
Argosy Minerals, Ltd. (a)	1,055,796	261,367
Aristocrat Leisure, Ltd.	602,344	14,240,261
ASX, Ltd.	119,411	6,709,452
Atlas Arteria, Ltd. Stapled Security	365,056	2,023,308
Aurizon Holdings, Ltd.	1,284,356	3,356,113
AusNet Services, Ltd. (a)	5,591	10,006
Australia & New Zealand Banking Group, Ltd.	1,352,404	20,487,475
Bank of Queensland, Ltd. (b)	365,895	1,678,224
Bendigo & Adelaide Bank, Ltd.	355,125	2,214,910
Betmakers Technology Group, Ltd. (a)(b)	10,039,846	2,347,326
BHP Group, Ltd.	2,639,021	74,857,324
Bigtincan Holdings, Ltd. (a)(b)	464,264	159,626
BlueScope Steel, Ltd.	493,899	5,400,112
Boral, Ltd. (b)	145,560	259,244
Boss Energy, Ltd. (a)(b)	661,323	804,923
BrainChip Holdings, Ltd. (a)(b)	1,481,532	815,020
Brambles, Ltd.	1,562,395	11,506,621
Breville Group, Ltd. (b)	52,774	652,858
BWP Trust REIT (b)	2,382,540	6,373,196
Calix, Ltd. (a)	123,272	518,780
carsales.com, Ltd. (b)	299,977	3,793,475
Cettire, Ltd. (a)(b)	406,871	106,318
Chalice Mining, Ltd. (a)(b)	656,314	1,705,968
Challenger, Ltd.	387,998	1,824,959
Charter Hall Group REIT	256,356	1,909,147
Charter Hall Long Wale REIT (b)	312,679	918,109
Security Description	Shares	Value
Cleanaway Waste Management, Ltd.	1,147,198	$1,987,954
Clinuvel Pharmaceuticals, Ltd.	8,928	91,169
Cochlear, Ltd.	32,129	4,389,980
Coles Group, Ltd.	689,763	8,447,561
Commonwealth Bank of Australia	937,270	58,251,156
Computershare, Ltd.	314,715	5,332,436
Core Lithium, Ltd. (a)(b)	2,066,852	1,357,314
CSL, Ltd.	275,234	50,923,555
CSR, Ltd.	1,377,379	3,845,448
De Grey Mining, Ltd. (a)	680,176	376,517
Deterra Royalties, Ltd.	315,717	920,516
Dexus REIT	532,323	3,250,541
Domain Holdings Australia, Ltd.	93,849	194,251
Domino's Pizza Enterprises, Ltd.	35,713	1,669,947
Dubber Corp., Ltd. (a)(b)	1,189,795	527,715
Eagers Automotive, Ltd. (b)	96,127	642,509
Endeavour Group, Ltd.	622,424	3,240,035
Evolution Mining, Ltd.	850,024	1,391,155
Falcon Metals, Ltd. (a)(b)	213,893	27,946
Family Zone Cyber Safety, Ltd. (a)(b)	1,428,781	294,750
Fenix Resources, Ltd. (b)	1,390,585	301,214
Firefinch, Ltd. (a)	742,774	102,154
Flight Centre Travel Group, Ltd. (a)(b)	30,688	366,341
Fortescue Metals Group, Ltd.	999,884	12,053,108
Glencore PLC (a)	6,610,577	35,733,586
Goodman Group REIT	923,702	11,331,678
GPT Group REIT	1,028,751	2,985,315
GWA Group, Ltd.	1,319,164	1,782,497
Harvey Norman Holdings, Ltd. (b)	341,502	871,234
Home Consortium, Ltd. REIT	128,382	398,151
IDP Education, Ltd. (b)	115,429	1,890,707
IGO, Ltd.	372,673	2,547,310
Iluka Resources, Ltd.	314,352	2,040,590
Imugene, Ltd. (a)(b)	5,471,703	677,271
Incitec Pivot, Ltd.	987,744	2,248,226
Ingenia Communities Group REIT	907,240	2,482,977
Insignia Financial, Ltd.	351,695	650,558
Insurance Australia Group, Ltd.	2,424,094	7,267,808
IRESS, Ltd.	108,141	855,920
iTech Minerals, Ltd. (a)(b)	70,139	14,952
JB Hi-Fi, Ltd. (b)	63,892	1,689,753
Kogan.com, Ltd. (a)(b)	85,914	164,239
LendLease Corp., Ltd. Stapled Security	329,287	2,062,816
Leo Lithium, Ltd. (a)(b)	529,704	202,159
Liontown Resources, Ltd. (a)	1,389,991	1,008,398
Livetiles, Ltd. (a)(b)	4,702,576	135,817

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Lottery Corp., Ltd. (a)	1,960,695	$6,094,190
Lynas Rare Earths, Ltd. (a)	499,001	2,995,595
Mach7 Technologies, Ltd. (a)(b)	358,822	120,905
Macquarie Group, Ltd.	233,304	26,392,588
Magellan Financial Group, Ltd. (b)	81,479	723,895
Magnis Energy Technologies, Ltd. (a)	958,407	194,419
Medibank Pvt, Ltd.	1,606,378	3,590,034
Megaport, Ltd. (a)(b)	124,456	466,423
Mesoblast, Ltd. (a)(b)	416,564	174,735
Metals X, Ltd. (a)	487,436	112,287
Mincor Resources NL (a)	229,497	263,549
Mineral Resources, Ltd. (a)	87,608	2,907,961
Minerals 260, Ltd. (a)(b)	113,837	18,396
Mirvac Group REIT (b)	2,211,206	3,003,059
National Australia Bank, Ltd.	1,715,865	32,317,864
Neometals, Ltd. (a)(b)	470,042	292,518
Newcrest Mining, Ltd. (c)	508,001	7,297,440
Newcrest Mining, Ltd. (c)	35,809	500,790
NEXTDC, Ltd. (a)	244,904	1,791,864
nib holdings, Ltd.	255,403	1,296,134
Nine Entertainment Co. Holdings, Ltd.	280,120	351,540
Northern Star Resources, Ltd.	651,749	3,065,519
Noxopharm, Ltd. (a)(b)	2,431,151	325,997
Oneview Healthcare PLC CDI (a)	1,818,279	143,789
Opthea, Ltd. (a)	107,453	81,279
Orica, Ltd.	178,029	1,930,590
Origin Energy, Ltd.	1,313,274	5,174,608
Orora, Ltd.	880,046	2,208,848
OZ Minerals, Ltd.	285,762	3,489,916
Paladin Energy, Ltd. (a)(b)	795,116	317,122
Paradigm Biopharmaceuticals, Ltd. (a)(b)	126,153	83,713
Pendal Group, Ltd. (b)	174,848	531,435
Peninsula Energy, Ltd. (a)	906,845	96,657
Perpetual, Ltd. (b)	176,469	3,504,557
Pilbara Minerals, Ltd. (a)	970,125	1,527,674
Pointerra, Ltd. (a)(b)	738,339	121,853
PointsBet Holdings, Ltd. (a)(b)	471,623	869,155
PolyNovo, Ltd. (a)(b)	845,886	788,168
Praemium, Ltd. (a)	490,592	156,870
Premier Investments, Ltd.	55,839	739,924
Pro Medicus, Ltd. (b)	26,757	777,377
Qantas Airways, Ltd. (a)	590,621	1,815,448
QBE Insurance Group, Ltd.	791,277	6,611,079
Qube Holdings, Ltd.	1,088,722	2,043,841
Queensland Pacific Metals, Ltd. (a)(b)	1,932,549	152,826
Ramsay Health Care, Ltd.	75,291	3,791,918
REA Group, Ltd.	30,254	2,326,530
Security Description	Shares	Value
Red 5, Ltd. (a)	491,571	$84,507
Redbubble, Ltd. (a)	301,315	186,479
Reece, Ltd.	157,160	1,489,220
Renascor Resources, Ltd. (a)	3,029,245	312,459
Rio Tinto PLC	584,946	34,926,210
Rio Tinto, Ltd.	227,094	16,037,756
Santos, Ltd.	1,941,242	9,904,922
Scentre Group REIT	3,049,233	5,430,726
SEEK, Ltd.	206,476	2,981,648
Shopping Centres Australasia Property Group REIT	617,546	1,167,803
Silver Mines, Ltd. (a)(b)	4,341,615	388,117
Sonic Healthcare, Ltd.	357,095	8,105,817
South32, Ltd. (b)(c)	1,027,414	2,745,034
South32, Ltd. (c)	1,845,231	4,999,361
Splitit, Ltd. (a)	1,179,481	105,439
Stockland REIT (b)	1,452,244	3,605,075
Suncorp Group, Ltd.	728,766	5,502,473
Tabcorp Holdings, Ltd.	1,960,695	1,435,910
Telix Pharmaceuticals, Ltd. (a)	336,960	1,049,649
Telstra Corp., Ltd.	2,529,768	6,697,441
Temple & Webster Group, Ltd. (a)	160,767	367,031
Tesserent, Ltd. (a)(b)	1,115,940	80,575
TPG TELECOM, Ltd. (b)	136,855	561,827
Transurban Group Stapled Security	1,629,837	16,116,493
Treasury Wine Estates, Ltd.	730,408	5,700,709
TUAS, Ltd. (a)(b)	181,728	138,711
Uniti Group, Ltd. (a)	377,820	1,278,255
Venture Minerals, Ltd. (a)	3,923,365	72,843
Vicinity Centres REIT	1,905,434	2,404,349
Washington H Soul Pattinson & Co., Ltd.	135,689	2,196,436
Wesfarmers, Ltd.	643,034	18,531,864
West African Resources, Ltd. (a)	652,777	543,147
Westpac Banking Corp.	1,818,040	24,378,419
Whispir, Ltd. (a)(b)	455,814	235,080
Whitehaven Coal, Ltd.	146,158	486,447
WiseTech Global, Ltd.	80,920	2,106,150
Wisr, Ltd. (a)	1,450,711	73,821
Woodside Energy Group, Ltd.	1,159,748	25,392,426
Woolworths Group, Ltd.	622,424	15,237,153
Worley, Ltd.	488,327	4,781,765
Zip Co., Ltd. (a)(b)	88,986	26,924
		800,388,293
AUSTRIA — 0.3%
ams-OSRAM AG (a)	35,808	321,593
ANDRITZ AG	20,764	834,445
Erste Group Bank AG	205,962	5,210,815
IMMOFINANZ AG	336	5,087
Kontron AG (b)	26,547	390,215
Lenzing AG (b)	7,416	597,761
Mayr Melnhof Karton AG	4,964	840,717

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Mondi PLC	420,694	$7,433,767
Oesterreichische Post AG (b)	17,515	498,061
OMV AG	180,654	8,453,584
Raiffeisen Bank International AG	77,165	834,150
S IMMO AG	23,188	551,503
Telekom Austria AG	77,401	513,835
UNIQA Insurance Group AG	63,354	446,413
Vienna Insurance Group AG Wiener Versicherung Gruppe	19,761	450,369
Voestalpine AG	181,816	3,854,813
		31,237,128
BELGIUM — 0.8%
Ackermans & van Haaren NV	13,185	1,964,257
Aedifica SA REIT	68,495	6,552,140
Ageas SA/NV	179,252	7,867,009
Anheuser-Busch InBev SA/NV	429,337	23,052,952
Barco NV	42,729	900,568
Befimmo SA REIT	14,538	717,381
Bekaert SA	56,609	1,838,189
Celyad Oncology SA (a)	48	87
Etablissements Franz Colruyt NV	35,948	975,249
Euronav NV	105,035	1,261,703
Fagron	35,864	578,908
Galapagos NV (a)(b)	24,611	1,364,696
Gimv NV	11,632	640,867
Groupe Bruxelles Lambert SA	64,571	5,378,858
KBC Ancora	20,869	764,049
KBC Group NV	196,863	11,019,089
Materialise NV ADR (a)(b)	5,592	76,163
Melexis NV	10,193	729,422
Proximus SADP	82,844	1,218,159
Shurgard Self Storage SA	13,720	637,572
Solvay SA	43,387	3,507,153
Telenet Group Holding NV	26,533	549,508
Tessenderlo Group SA (a)	14,732	465,127
UCB SA	112,680	9,499,496
Umicore SA	114,820	3,999,685
VGP NV	4,139	657,722
		86,216,009
BRAZIL — 0.1%
Wheaton Precious Metals Corp.	239,552	8,613,064
Yara International ASA	145,648	6,067,837
		14,680,901
BURKINA FASO — 0.0% (d)
Endeavour Mining PLC (b)	30	619
IAMGOLD Corp. (a)(b)	490,128	786,515
		787,134
Security Description	Shares	Value
CANADA — 10.2%
AbCellera Biologics, Inc. (a)(b)	104,322	$1,111,029
Absolute Software Corp. (b)	40,908	352,013
AcuityAds Holdings, Inc. (a)(b)	194,025	454,247
AGF Management, Ltd. Class B (b)	386,544	1,920,809
Agnico Eagle Mines, Ltd.	263,620	12,041,157
Aimia, Inc. (a)(b)	135,844	484,424
Air Canada (a)(b)	153,337	1,906,683
Alamos Gold, Inc. Class A	227,139	1,590,035
Alexco Resource Corp. (a)(b)	140,513	54,465
Algonquin Power & Utilities Corp.	166,507	2,233,087
Alimentation Couche-Tard, Inc.	489,394	19,049,167
AltaGas, Ltd.	84,711	1,783,597
Americas Gold & Silver Corp. (a)(b)	140,504	98,030
Anaergia, Inc. (a)	18,880	98,795
ARC Resources, Ltd. (b)	329,098	4,140,673
Atco, Ltd. Class I	43,387	1,483,287
Athabasca Oil Corp. (a)(b)	197,795	381,805
Aurinia Pharmaceuticals, Inc. (a)(b)	60,680	609,834
Aurora Cannabis, Inc. (a)(b)	48,521	63,945
Aya Gold & Silver, Inc. (a)	83,073	422,465
B2Gold Corp. (b)	645,152	2,180,598
Badger Infrastructure Solutions, Ltd. (b)	37,799	827,508
Ballard Power Systems, Inc. (a)(b)	93,334	588,244
Bank of Montreal	364,763	35,001,639
Bank of Nova Scotia	695,398	41,067,809
Barrick Gold Corp.	1,153,326	20,349,393
BCE, Inc. (b)	159,059	7,801,591
BELLUS Health, Inc. (a)(b)	35,264	323,949
BlackBerry, Ltd. (a)(b)	375,296	2,019,113
Bombardier, Inc. Class B (a)(b)	55,424	830,106
Boralex, Inc. Class A (b)	42,332	1,407,183
Bragg Gaming Group, Inc. (a)(b)	93,598	431,003
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (b)	6,168	274,128
Brookfield Asset Management, Inc. Class A	908,756	40,339,059
Burcon NutraScience Corp. (a)(b)	211,774	83,728
CAE, Inc. (a)	167,037	4,107,457
Cameco Corp. (b)	387,773	8,134,530
Canada Goose Holdings, Inc. (a)(b)	33,998	612,304
Canadian Apartment Properties REIT	43,465	1,510,215

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Canadian Imperial Bank of Commerce	515,186	$24,965,523
Canadian National Railway Co.	391,957	43,995,080
Canadian Natural Resources, Ltd. (b)	758,039	40,647,744
Canadian Pacific Railway, Ltd.	394,379	27,488,365
Canadian Solar, Inc. (a)(b)	26,416	822,594
Canadian Tire Corp., Ltd. Class A	48,943	6,161,745
Canadian Utilities, Ltd. Class A	67,799	2,017,755
Canadian Western Bank (b)	257,367	5,193,428
Canopy Growth Corp. (a)(b)	99,795	283,150
Cargojet, Inc. (b)	7,644	844,487
CCL Industries, Inc. Class B	69,748	3,289,638
Cenovus Energy, Inc.	719,629	13,662,324
CES Energy Solutions Corp. (b)	181,793	328,368
CGI, Inc. (a)	128,931	10,248,913
Choice Properties Real Estate Investment Trust	86,720	944,545
CI Financial Corp.	140,090	1,484,577
Cineplex, Inc. (a)(b)	35,948	301,250
Colliers International Group, Inc. (b)	16,699	1,825,699
Constellation Software, Inc.	11,357	16,823,715
Converge Technology Solutions Corp. (a)(b)	231,334	919,992
Crescent Point Energy Corp.	412,800	2,928,113
Crew Energy, Inc. (a)	23,576	84,438
CT Real Estate Investment Trust	168,820	2,168,570
Denison Mines Corp. (a)(b)	100,944	99,383
Descartes Systems Group, Inc. (a)(b)	46,947	2,911,191
Docebo, Inc. (a)(b)	39,339	1,127,457
Dollarama, Inc.	198,056	11,380,217
Dorel Industries, Inc. Class B (b)	28,390	142,176
Dye & Durham, Ltd. (b)	25,184	424,630
ECN Capital Corp. (b)	17,069	72,910
Element Fleet Management Corp. (b)	223,407	2,324,216
Emera, Inc.	84,746	3,961,536
Empire Co., Ltd. Class A	93,385	2,870,433
Enbridge, Inc.	1,123,518	47,346,361
Enerplus Corp.	90,462	1,192,882
Enghouse Systems, Ltd.	22,732	501,005
Enthusiast Gaming Holdings, Inc. (a)(b)	417,422	825,168
Exchange Income Corp. (b)	82,814	2,705,362
Fairfax Financial Holdings, Ltd.	22,576	11,937,741
Finning International, Inc.	80,940	1,699,806
Security Description	Shares	Value
Fire & Flower Holdings Corp. (a)(b)	42,656	$80,686
Firm Capital Mortgage Investment Corp.	337,803	3,014,158
First Capital Real Estate Investment Trust	77,762	903,039
First Majestic Silver Corp. (b)	159,246	1,139,455
FirstService Corp.	18,560	2,246,566
Fortis, Inc.	248,701	11,731,816
Franco-Nevada Corp.	100,838	13,236,087
George Weston, Ltd.	41,543	4,842,685
Gildan Activewear, Inc.	134,521	3,863,718
Global Atomic Corp. (a)(b)	86,760	189,669
GoGold Resources, Inc. (a)	58,374	92,768
GoldMining, Inc. (a)	229,040	213,069
Goodfood Market Corp. (a)(b)	286,695	355,604
Granite Real Estate Investment Trust	15,188	929,565
Great-West Lifeco, Inc. (b)	176,134	4,291,555
H&R Real Estate Investment Trust	77,762	750,523
Home Capital Group, Inc. (b)	29,473	556,581
Hut 8 Mining Corp. (a)(b)	738,535	996,202
Hydro One, Ltd. (e)	96,758	2,596,065
iA Financial Corp., Inc.	54,520	2,705,818
IGM Financial, Inc. (b)	46,154	1,234,399
Imperial Oil, Ltd. (b)	143,791	6,764,012
Innergex Renewable Energy, Inc. (b)	293,408	3,935,004
Intact Financial Corp.	81,575	11,481,652
International Petroleum Corp. (a)	2,984	29,090
K92 Mining, Inc. (a)	53,744	323,726
Keyera Corp. (b)	99,821	2,275,078
Kinaxis, Inc. (a)	6,644	715,726
Kinross Gold Corp. (b)	636,970	2,261,578
Liberty Gold Corp. (a)	244,144	104,096
LifeWorks, Inc. (b)	39,038	934,527
Lightspeed Commerce, Inc. (a)(b)	59,796	1,330,397
Linamar Corp.	28,390	1,200,349
Lithium Americas Corp. (a)(b)	40,427	812,646
Loblaw Cos., Ltd.	110,077	9,906,461
MAG Silver Corp. (a)	6,992	85,154
Magna International, Inc.	228,021	12,493,914
Magnet Forensics, Inc. (a)(b)	21,128	282,864
Manulife Financial Corp.	1,206,686	20,879,283
Maple Leaf Foods, Inc. (b)	43,380	851,155
Methanex Corp. (b)	48,951	1,865,902
Metro, Inc.	142,211	7,616,852
Mogo, Inc. (a)(b)	93,795	79,256
MTY Food Group, Inc. (b)	96,153	3,820,180
National Bank of Canada (b)	217,358	14,233,288
New Gold, Inc. (a)(b)	347,071	368,609
New Pacific Metals Corp. (a)	40,808	116,102
Northland Power, Inc.	87,549	2,600,781
Novo Resources Corp. (a)(b)	158,484	54,059

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Nutrien, Ltd.	382,781	$30,418,916
Nuvei Corp. (a)(b)(e)	30,620	1,104,262
Onex Corp.	47,189	2,344,909
Open Text Corp.	126,880	4,789,168
Osisko Gold Royalties, Ltd.	83,645	841,670
Pan American Silver Corp. (c)	102,568	2,010,888
Parex Resources, Inc.	211,446	3,573,412
Payfare, Inc. (a)(b)	31,616	110,538
Pembina Pipeline Corp. (b)	228,533	8,060,973
Peyto Exploration & Development Corp. (b)	77,161	720,197
Pizza Pizza Royalty Corp. (b)	157,191	1,480,577
Power Corp. of Canada	368,217	9,454,124
PrairieSky Royalty, Ltd. (b)	119,374	1,500,099
Precision Drilling Corp. (a)(b)	9,119	584,699
Premium Brands Holdings Corp. (b)	16,859	1,219,254
Primaris Real Estate Investment Trust	19,351	183,467
Profound Medical Corp. (a)(b)	14,584	106,275
PyroGenesis Canada, Inc. (a)(b)	68,428	132,087
Quebecor, Inc. Class B	95,897	2,045,139
Real Matters, Inc. (a)(b)	61,461	242,042
Restaurant Brands International, Inc. (b)	132,619	6,638,404
RioCan Real Estate Investment Trust	90,437	1,403,581
Ritchie Bros Auctioneers, Inc.	62,115	4,032,816
Rogers Communications, Inc. Class B (b)	327,419	15,655,804
Royal Bank of Canada	822,350	79,458,664
Russel Metals, Inc. (b)	34,029	686,410
Sandstorm Gold, Ltd. (b)	100,139	593,094
Saputo, Inc. (b)	151,872	3,304,816
Secure Energy Services, Inc.	99,716	463,813
Shaw Communications, Inc. Class B	488,103	14,352,298
Sherritt International Corp. (a)	1,142	363
Shopify, Inc. Class A (a)(b)	608,432	18,970,607
SmartCentres Real Estate Investment Trust	39,153	834,386
SNC-Lavalin Group, Inc. (b)	115,551	1,983,255
SSR Mining, Inc. (b)	54,336	905,635
Stantec, Inc. (b)	45,247	1,977,967
Stella-Jones, Inc. (b)	34,405	866,826
Sun Life Financial, Inc.	448,611	20,511,707
Suncor Energy, Inc.	992,583	34,749,446
Sundial Growers, Inc. (a)(b)	1,463,307	477,184
TC Energy Corp.	526,562	27,219,004
Teck Resources, Ltd. Class B (a)	341,342	10,415,304
TECSYS, Inc. (b)	7,492	194,509
TELUS Corp. (b)	613,282	13,630,602
Thinkific Labs, Inc. (a)(b)	20,628	27,665
Security Description	Shares	Value
Thomson Reuters Corp.	145,684	$15,155,111
Tilray Brands, Inc. (a)(b)	227,318	706,652
Tilray Brands, Inc. Class 2 (a)(b)	51,929	162,018
TMX Group, Ltd.	28,347	2,878,760
Torex Gold Resources, Inc. (a)	48,891	376,741
Toromont Industries, Ltd.	45,187	3,645,927
Toronto-Dominion Bank	1,112,442	72,794,472
Tourmaline Oil Corp. (b)	73,464	3,811,733
TransAlta Corp. (b)	160,839	1,831,641
Transat AT, Inc. (a)(b)	194,661	540,243
Valens Co., Inc. (a)(b)	138,804	89,311
Vermilion Energy, Inc. (b)	64,174	1,218,856
Wallbridge Mining Co., Ltd. (a)	561,064	82,641
Well Health Technologies Corp. (a)(b)	25,671	61,095
Wesdome Gold Mines, Ltd. (a)	69,128	597,525
West Fraser Timber Co., Ltd.	25	1,914
Whitecap Resources, Inc.	209,644	1,452,938
WSP Global, Inc.	35,774	4,036,240
Xenon Pharmaceuticals, Inc. (a)	73,050	2,222,181
Yamana Gold, Inc. (b)	678,622	3,151,243
Zymeworks, Inc. (a)(b)	20,821	110,351
		1,125,717,809
CHILE — 0.0% (d)
Antofagasta PLC	199,766	2,802,097
Lundin Mining Corp.	428,567	2,711,041
		5,513,138
CHINA — 0.6%
Alibaba Health Information Technology, Ltd. (a)	3,022,000	2,079,636
BOC Hong Kong Holdings, Ltd.	1,035,000	4,088,850
BOE Varitronix, Ltd. (b)	361,000	725,041
Budweiser Brewing Co. APAC, Ltd. (e)	749,100	2,243,400
China Evergrande New Energy Vehicle Group, Ltd. (a)(b)(f)	1,077,000	329,402
China Glass Holdings, Ltd. (b)	1,002,000	195,370
China Ruyi Holdings, Ltd. (a)(b)	3,056,400	1,121,765
China Shandong Hi-Speed Financial Group, Ltd. (a)(b)	13,668,000	1,515,386
China Tobacco International HK Co., Ltd. (b)	288,000	467,586
China Traditional Chinese Medicine Holdings Co., Ltd.	2,902,000	1,793,652
Chow Tai Fook Jewellery Group, Ltd.	688,000	1,294,118

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Differ Group Holding Co., Ltd. (b)	3,978,000	$958,133
ENN Energy Holdings, Ltd.	173,200	2,845,116
Fosun International, Ltd.	971,000	897,132
Futu Holdings, Ltd. ADR (a)(b)	39,888	2,082,552
Gemdale Properties & Investment Corp., Ltd.	3,866,000	349,800
HC Group, Inc. (a)	837,000	50,666
Hutchmed China, Ltd. ADR (a)(b)	34,351	434,197
Inspur International, Ltd. (a)	746,000	269,045
Kerry Logistics Network, Ltd.	653,500	1,405,779
Nexteer Automotive Group, Ltd. (b)	320,000	230,000
Noble Group, Ltd. (a)(b)(f)	60,740	—
Prosus NV (a)	385,439	25,176,763
S-Enjoy Service Group Co., Ltd. (b)	282,000	328,110
Shangri-La Asia, Ltd. (a)	514,000	416,600
Towngas Smart Energy Co., Ltd.	1,658,000	883,202
VSTECS Holdings, Ltd.	882,000	705,874
Wharf Holdings, Ltd.	1,849,000	6,739,102
Wilmar International, Ltd.	1,886,000	5,474,916
Zensun Enterprises, Ltd. (b)	1,136,685	449,056
Zhongyu Gas Holdings, Ltd. (b)	277,000	242,513
		65,792,762
COLOMBIA — 0.0% (d)
Gran Tierra Energy, Inc. (a)	290,061	332,796
Millicom International Cellular SA SDR (a)(b)	34,386	489,915
		822,711
DENMARK — 2.1%
Ambu A/S Class B	198,530	1,923,522
AP Moller - Maersk A/S Class A	1,882	4,325,768
AP Moller - Maersk A/S Class B	3,765	8,762,338
Ascendis Pharma A/S ADR (a)	20,500	1,905,680
Asetek A/S (a)	12,848	25,775
Bavarian Nordic A/S (a)	39,576	1,301,332
Better Collective A/S (a)	19,277	257,343
Carlsberg AS Class B	60,267	7,659,031
cBrain A/S	23,682	563,639
Chemometec A/S	6,604	702,795
Chr. Hansen Holding A/S	56,445	4,099,262
Coloplast A/S Class B	50,810	5,774,326
Danske Bank A/S (a)	581,792	8,203,412
DSV A/S	115,439	16,085,689
FLSmidth & Co. A/S	106,506	2,611,986
Genmab A/S (a)	32,007	10,335,507
GN Store Nord A/S	82,953	2,900,238
Security Description	Shares	Value
Green Hydrogen Systems AS (a)	37,042	$75,507
H&H International A/S Class B (a)	52,952	988,567
ISS A/S (a)	104,285	1,640,506
Jyske Bank A/S (a)	28,232	1,375,215
Netcompany Group A/S (a)(e)	11,604	632,618
NNIT A/S (a)(e)	5,598	57,842
Novo Nordisk A/S Class B	947,197	104,821,706
Novozymes A/S Class B	126,910	7,600,309
Orphazyme A/S (a)	51,297	13,017
Orsted A/S (e)	117,390	12,243,407
Pandora A/S	71,510	4,488,633
Saniona AB (a)(b)	267,462	88,872
SimCorp A/S	22,687	1,643,156
Trifork Holding AG (b)	3,323	85,488
Vestas Wind Systems A/S	737,196	15,534,970
Zealand Pharma A/S (a)	56,131	732,279
		229,459,735
EGYPT — 0.0% (d)
Centamin PLC	1,323,395	1,261,971
FINLAND — 1.1%
Cargotec Oyj Class B	38,051	997,693
Caverion Oyj	151,707	700,228
Citycon Oyj (b)	90,539	613,358
Elisa Oyj	88,537	4,963,121
Fortum Oyj	260,800	3,903,032
Huhtamaki Oyj	54,222	2,142,745
Kemira Oyj	57,120	696,290
Kesko Oyj Class B	173,653	4,086,589
Kone Oyj Class B	222,928	10,571,604
Konecranes Oyj (b)	39,691	922,018
Metsa Board Oyj Class B	111,744	928,741
Metso Outotec Oyj	503,269	3,761,919
Neste Oyj	219,806	9,706,590
Nokia Oyj (c)	2,299,175	10,671,103
Nokia Oyj (c)	1,228,218	5,711,411
Nokian Renkaat Oyj	64,165	699,658
Nordea Bank Abp (c)	1,860,094	16,336,677
Nordea Bank Abp (c)	26,124	229,306
Optomed Oy (a)	26,354	93,814
Orion Oyj Class B	58,386	2,600,288
Outokumpu Oyj	349,809	1,443,083
QT Group Oyj (a)	17,490	1,287,258
Remedy Entertainment Oyj (b)	5,656	143,392
Sampo Oyj Class A	255,790	11,103,097
Sanoma Oyj	45,444	631,875
Stora Enso Oyj Class R	326,317	5,105,281
Tecnotree Oyj (a)(b)	186,137	159,375
Terveystalo Oyj (e)	74,358	794,478
Tokmanni Group Corp.	66,798	784,235
UPM-Kymmene Oyj	299,293	9,077,108
Uponor Oyj	73,229	1,008,259

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Valmet Oyj	100,271	$2,454,031
Wartsila OYJ Abp	260,809	2,025,884
WithSecure Oyj (a)	49,377	258,106
YIT Oyj	72,405	240,713
		116,852,360
FRANCE — 7.5%
AB Science SA (a)	10,280	88,020
Accor SA (a)	204,634	5,525,930
Adevinta ASA (a)	79,098	569,632
Aeroports de Paris (a)	18,842	2,380,548
Air Liquide SA	279,349	37,416,854
Airbus SE	341,863	33,041,689
Albioma SA	183,280	9,557,510
Alstom SA	225,448	5,088,646
Alten SA	16,684	1,810,509
Arkema SA	24,615	2,185,310
Atos SE (a)	49,528	661,995
AXA SA	897,354	20,320,083
BioMerieux	24,422	2,379,580
BNP Paribas SA	597,505	28,337,771
Bollore SE	313,017	1,446,417
Bouygues SA	152,039	4,666,747
Bureau Veritas SA	133,904	3,422,754
Capgemini SE	90,483	15,461,625
Carmat SA (a)	9,704	106,523
Carrefour SA	519,756	9,174,952
Casino Guichard Perrachon SA (a)	80,946	1,045,119
Cellectis SA (a)	95,028	263,468
CGG SA (a)	401,960	348,622
Christian Dior SE	1,813	1,072,797
Cie de Saint-Gobain	380,560	16,290,231
Cie Generale des Etablissements Michelin SCA	354,347	9,622,491
Cie Plastic Omnium SA	41,552	718,072
Claranova SADIR (a)	69,380	252,996
Covivio REIT	35,186	1,947,776
Credit Agricole SA	495,787	4,525,456
Danone SA	308,682	17,187,618
Dassault Systemes SE	292,448	10,736,051
Edenred	235,355	11,064,952
Eiffage SA	30,257	2,716,571
Electricite de France SA	296,115	2,416,530
Elior Group SA (a)(e)	68,566	151,823
Elis SA	109,119	1,448,796
Engie SA	943,033	10,811,311
EssilorLuxottica SA	140,904	21,050,323
Eurazeo SE	28,812	1,780,181
Euroapi SA (a)	28,481	448,240
Eutelsat Communications SA	49,113	551,447
Faurecia SE (a)(c)	54,723	1,082,130
Faurecia SE (a)(c)	10,720	211,368
Fnac Darty SA (c)	19,221	812,625
Fnac Darty SA (c)	1,233	51,868
Security Description	Shares	Value
Focus Home Interactive SA (a)	5,201	$247,673
Gaztransport Et Technigaz SA	12,938	1,616,361
Gecina SA REIT	24,638	2,292,444
Getlink SE	235,679	4,146,754
Hermes International	20,757	23,154,330
ICADE REIT	26,668	1,297,538
Imerys SA	22,504	683,689
Ipsen SA	20,721	1,950,732
Kering SA	43,446	22,260,644
Klepierre SA REIT (a)	109,948	2,110,392
Lagardere SA	159,574	2,737,625
Legrand SA	157,487	11,600,870
L'Oreal SA	130,032	44,765,681
LVMH Moet Hennessy Louis Vuitton SE	145,928	88,744,391
McPhy Energy SA (a)	3,591	48,091
MEDIAN Technologies (a)	9,019	109,187
Nanobiotix SA (a)	48,820	171,746
Nexans SA	56,480	4,366,526
Novacyt SA (a)	144,788	282,378
Orange SA	1,060,730	12,442,307
Orpea SA	26,427	642,077
Pernod Ricard SA	121,178	22,207,973
Poxel SA (a)	13,682	22,743
Publicis Groupe SA	219,803	10,722,142
Quantum Genomics SAS (a)	40,588	81,725
Renault SA (a)	139,062	3,458,646
Rexel SA	170,589	2,617,173
Rubis SCA	59,717	1,390,966
Safran SA	191,365	18,847,890
Sanofi	654,888	65,959,430
Sartorius Stedim Biotech	13,402	4,193,528
SCOR SE	106,054	2,272,920
SEB SA	16,713	1,599,617
Societe BIC SA	15,156	827,101
Societe Generale SA	428,030	9,347,939
Sodexo SA	58,383	4,093,108
SOITEC (a)	11,525	1,632,614
Solocal Group (a)	101,406	101,774
Technicolor SA (a)	9,869	29,137
Teleperformance	33,892	10,392,319
Television Francaise 1	67,953	479,885
Thales SA	58,443	7,151,665
TotalEnergies SE	1,439,204	75,787,491
Ubisoft Entertainment SA (a)	91,493	4,007,791
Unibail-Rodamco-Westfield CDI (a)	420,428	1,087,044
Unibail-Rodamco-Westfield REIT (a)	55,628	2,829,303
Valeo	221,682	4,270,130
Vallourec SA (a)	7,333	87,281
Valneva SE (a)	81,670	926,820
Veolia Environnement SA	588,243	14,322,851
Vinci SA	276,308	24,542,070

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Vivendi SE	636,678	$6,453,802
Wendel SE	16,949	1,413,117
Worldline SA (a)(e)	67,214	2,486,113
		833,567,501
GERMANY — 6.0%
1&1 AG	24,596	462,850
Aareal Bank AG (a)	540	16,135
Aareal Bank AG (a)	27,972	929,938
adidas AG	113,377	20,003,118
ADLER Group SA (a)(b)(e)	34,740	136,922
Affimed NV (a)(b)	323,139	895,095
AIXTRON SE	64,133	1,621,217
Allianz SE	193,146	36,774,483
Aroundtown SA	566,371	1,795,877
AURELIUS Equity Opportunities SE & Co. KGaA	29,915	634,875
Aurubis AG	16,934	1,146,488
BASF SE	509,474	22,117,442
Bayer AG	523,237	31,026,865
Bayerische Motoren Werke AG	183,154	14,065,998
Bayerische Motoren Werke AG Preference Shares	24,613	1,739,460
Bechtle AG	45,408	1,851,874
Beiersdorf AG	47,687	4,859,804
Bilfinger SE	71,374	2,080,348
BioNTech SE ADR	45,571	6,794,636
Brenntag SE	90,361	5,866,456
CANCOM SE	30,678	1,029,521
Carl Zeiss Meditec AG	20,755	2,471,438
CECONOMY AG	94,215	262,002
Cliq Digital AG	2,936	83,182
Commerzbank AG (a)	532,165	3,719,768
CompuGroup Medical SE & Co. KgaA	22,872	971,765
Continental AG	60,114	4,179,271
Covestro AG (e)	104,526	3,603,945
CTS Eventim AG & Co. KGaA (a)	26,525	1,386,528
CureVac NV (a)(b)	27,310	371,689
Daimler Truck Holding AG (a)	265,400	6,911,588
Deutsche Bank AG	1,177,741	10,241,697
Deutsche Boerse AG	120,505	20,106,717
Deutsche Europshop Z.Verk.	35,767	826,377
Deutsche EuroShop AG	171	3,969
Deutsche Lufthansa AG (a)(b)	210,425	1,224,018
Deutsche Pfandbriefbank AG (e)	119,434	1,071,318
Deutsche Post AG	655,748	24,501,617
Deutsche Telekom AG	1,585,792	31,409,931
Deutz AG	68,647	264,246
DMG Mori AG	41,543	1,776,333
Duerr AG	26,558	609,721
Security Description	Shares	Value
DWS Group GmbH & Co. KGaA (e)	19,095	$498,273
E.ON SE	1,174,717	9,834,687
Encavis AG	93,053	1,700,007
Evonik Industries AG	69,834	1,486,442
Evotec SE (a)	67,752	1,629,120
Exasol AG (a)	19,584	76,368
Fielmann AG	15,032	746,472
Fraport AG Frankfurt Airport Services Worldwide (a)	30,188	1,309,742
Freenet AG	75,278	1,862,814
Fresenius Medical Care AG & Co. KGaA	125,115	6,230,074
Fresenius SE & Co. KGaA	235,298	7,109,177
FUCHS PETROLUB SE Preference Shares	39,729	1,104,822
FUCHS PETROLUB SE	31,593	769,573
GEA Group AG	102,447	3,522,624
Gerresheimer AG	24,528	1,589,853
Grand City Properties SA	65,446	881,256
GRENKE AG	15,034	367,156
Hamborner REIT AG	293,212	2,617,838
Hannover Rueck SE	34,093	4,936,489
Hapag-Lloyd AG (e)	13,127	3,389,734
HeidelbergCement AG	82,812	3,968,635
HelloFresh SE (a)	74,347	2,397,849
Henkel AG & Co. KGaA Preference Shares	115,076	7,071,598
Henkel AG & Co. KGaA	64,266	3,923,714
Hensoldt AG	4,072	102,595
HOCHTIEF AG	9,439	458,369
Home24 SE (a)	22,107	83,017
HUGO BOSS AG	37,781	1,989,126
Hypoport SE (a)	2,106	416,345
Infineon Technologies AG	657,507	15,871,849
Jenoptik AG	28,644	637,248
Jumia Technologies AG ADR (a)	72,290	438,077
Jungheinrich AG Preference Shares	26,525	576,796
K+S AG	122,993	2,981,840
KION Group AG	48,419	2,004,031
Krones AG	9,366	712,835
LANXESS AG	52,858	1,888,800
LEG Immobilien SE	37,802	3,126,830
Leoni AG (a)	18,848	135,075
Marley Spoon AG	748,234	102,905
Mercedes-Benz Group AG	490,511	28,317,074
Merck KGaA	95,124	16,011,027
METRO AG (a)	94,215	792,901
MorphoSys AG (a)	13,166	258,426
MTU Aero Engines AG	30,144	5,473,989
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	85,554	20,052,991
Nemetschek SE	30,113	1,818,379
New Work SE	1,764	249,701

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Nordex SE (a)	48,424	$411,884
Norma Group SE	28,356	631,434
Northern Data AG (a)	17,294	392,336
PATRIZIA AG	43,904	517,746
Pfeiffer Vacuum Technology AG	3,726	584,302
Porsche Automobil Holding SE Preference Shares	101,671	6,709,147
ProSiebenSat.1 Media SE	128,868	1,186,928
Puma SE	53,279	3,500,221
Rational AG	1,886	1,093,318
Rheinmetall AG	24,563	5,657,169
RWE AG	313,198	11,486,343
Salzgitter AG	58,528	1,420,787
SAP SE	604,815	54,966,167
Sartorius AG Preference Shares	26,490	9,233,169
Schaeffler AG Preference Shares	94,819	535,294
Scout24 SE (e)	35,956	1,841,544
Siemens AG	465,687	47,268,502
Siemens Energy AG (a)	236,577	3,458,902
Siemens Healthineers AG (e)	79,057	4,007,705
Siltronic AG	11,363	842,253
Sixt SE	6,135	627,594
Sixt SE Preference Shares	9,443	589,369
Software AG	28,416	939,351
Stabilus SE	13,285	647,913
Stroeer SE & Co. KGaA	23,126	1,037,197
Suedzucker AG	39,631	637,228
SUSE SA (a)	3,584	81,158
Symrise AG	71,512	7,764,056
TAG Immobilien AG	82,933	944,188
Talanx AG (a)	36,400	1,382,135
TeamViewer AG (a)(e)	55,555	551,644
Telefonica Deutschland Holding AG	295,432	846,275
Thyssenkrupp AG (a)	301,003	1,702,438
TUI AG (a)	756,696	1,217,175
Uniper SE	117,457	1,740,011
United Internet AG	71,553	2,036,942
Varta AG (b)	15,258	1,262,400
Vitesco Technologies Group AG Class A (a)	11,931	460,263
Volkswagen AG	17,131	3,114,480
Volkswagen AG Preference Shares	103,278	13,757,789
Vonovia SE	454,314	13,963,898
Wacker Chemie AG	9,364	1,347,048
Wallstreet:Online AG (a)	30,188	490,443
Zalando SE (a)(e)	100,828	2,631,049
		660,888,260
GHANA — 0.0% (d)
Tullow Oil PLC (a)(b)	1,045,705	595,102
HONG KONG — 2.2%
AIA Group, Ltd.	6,607,400	71,615,006
Security Description	Shares	Value
ASM Pacific Technology, Ltd.	183,200	$1,556,054
Bank of East Asia, Ltd.	788,621	1,109,524
Cafe de Coral Holdings, Ltd.	140,000	225,158
Cathay Pacific Airways, Ltd. (a)(b)	1,458,000	1,596,062
Champion REIT	1,505,000	669,362
China Eco-Farming, Ltd. (a)	1,400	27
China Youzan, Ltd. (a)(b)	7,428,000	226,240
Chow Sang Sang Holdings International, Ltd.	508,000	566,462
CK Asset Holdings, Ltd.	733,031	5,184,590
CK Infrastructure Holdings, Ltd.	287,500	1,762,309
CLP Holdings, Ltd.	893,500	7,412,670
Dah Sing Banking Group, Ltd.	579,325	468,808
Dah Sing Financial Holdings, Ltd.	46,885	133,540
Dairy Farm International Holdings, Ltd. (b)	333,500	977,155
Esprit Holdings, Ltd. (a)(b)	3,089,728	555,186
Fortune Real Estate Investment Trust	1,584,000	1,312,102
Glory Sun Financial Group, Ltd. (a)(b)	17,740,000	103,995
Haitong International Securities Group, Ltd. (b)	1,557,699	222,331
Hang Lung Group, Ltd.	1,593,000	3,004,530
Hang Lung Properties, Ltd.	1,809,000	3,430,367
Hang Seng Bank, Ltd.	150,700	2,659,881
Henderson Land Development Co., Ltd.	215,869	808,792
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	1,634,000	1,499,283
HKBN, Ltd.	743,500	844,224
HKT Trust & HKT, Ltd. Stapled Security	207,900	279,251
Hong Kong & China Gas Co., Ltd.	5,251,625	5,655,220
Hong Kong Exchanges & Clearing, Ltd.	703,239	34,593,091
Hong Kong Technology Venture Co., Ltd. (b)	1,348,000	1,059,923
Hongkong Land Holdings, Ltd.	1,220,000	6,124,400
Hysan Development Co., Ltd.	377,841	1,138,779
Jardine Matheson Holdings, Ltd.	164,205	8,630,615
Johnson Electric Holdings, Ltd.	110,500	143,635
Kerry Properties, Ltd.	666,000	1,850,248
Landing International Development, Ltd. (a)	132,000	3,701
Link REIT	1,434,368	11,698,756
LK Technology Holdings, Ltd. (b)	92,500	176,820

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Long Well International Holdings Ltd (f)	3,424,000	$—
Luk Fook Holdings International, Ltd.	132,000	338,960
Man Wah Holdings, Ltd.	755,200	816,126
Melco International Development, Ltd. (a)	229,000	169,263
Melco Resorts & Entertainment, Ltd. ADR (a)(b)	84,748	487,301
Modern Dental Group, Ltd.	756,000	304,444
New World Development Co., Ltd.	631,129	2,264,100
NWS Holdings, Ltd.	1,595,000	1,514,314
Pacific Basin Shipping, Ltd.	11,549,000	4,415,346
Pacific Textiles Holdings, Ltd.	1,564,000	625,843
PAX Global Technology, Ltd.	1,464,000	1,139,938
PCCW, Ltd.	1,780,875	941,848
Perfect Medical Health Management, Ltd.	1,241,000	667,396
Power Assets Holdings, Ltd.	102,500	644,629
Prosperity REIT	1,645,000	503,125
Prudential PLC	1,472,142	18,164,484
Realord Group Holdings, Ltd. (a)(b)	550,000	738,758
Shun Tak Holdings, Ltd. (a)	760,000	152,059
Sino Land Co., Ltd.	4,069,217	6,005,076
Solomon Systech International, Ltd. (b)	4,392,000	324,631
Stella International Holdings, Ltd.	672,500	642,766
Sun Hung Kai Properties, Ltd.	581,009	6,863,754
SUNeVision Holdings, Ltd.	1,310,000	998,324
Sunlight Real Estate Investment Trust	1,345,000	625,625
Swire Pacific, Ltd. Class A	25,500	151,922
Swire Pacific, Ltd. Class B	892,500	890,572
Swire Properties, Ltd.	736,200	1,827,611
Techtronic Industries Co., Ltd.	921,500	9,611,986
Value Partners Group, Ltd. (b)	402,000	151,641
Vitasoy International Holdings, Ltd.	230,000	402,144
Viva China Holdings, Ltd. (b)	1,280,000	203,901
VTech Holdings, Ltd. (b)	179,200	1,409,037
Wharf Real Estate Investment Co., Ltd.	167,000	795,953
Yue Yuen Industrial Holdings, Ltd.	823,000	1,071,889
Yuexiu Real Estate Investment Trust	421,000	164,173
Zhuguang Holdings Group Co., Ltd. (b)	3,414,000	487,282
		245,814,318
Security Description	Shares	Value
INDONESIA — 0.0% (d)
First Pacific Co., Ltd.	3,386,000	$1,311,776
Lippo Malls Indonesia Retail Trust REIT (b)	11,359,400	416,275
		1,728,051
IRELAND — 0.6%
AerCap Holdings NV (a)	47,236	1,933,842
Amarin Corp. PLC ADR (a)(b)	164,722	245,436
Bank of Ireland Group PLC	524,469	3,307,382
C&C Group PLC (a)	299,519	670,393
CRH PLC (b)	473,725	16,343,440
Dalata Hotel Group PLC (a)(b)	289,891	1,053,156
Fineos Corp., Ltd. CDI (a)	93,894	95,558
Flutter Entertainment PLC (a)(c)	49,888	5,031,953
Flutter Entertainment PLC (a)(c)	22,280	2,230,657
Glanbia PLC (b)	71,532	772,509
Greencore Group PLC (a)	247,202	298,113
ICON PLC (a)	35,782	7,753,959
Kerry Group PLC Class A (b)	88,461	8,447,264
Kingspan Group PLC (b)	82,817	4,969,751
Ryanair Holdings PLC ADR (a)	71,239	4,790,823
Smurfit Kappa Group PLC	111,322	3,733,521
		61,677,757
ISRAEL — 0.8%
Airport City, Ltd. (a)	35,891	610,592
Alony Hetz Properties & Investments, Ltd.	81,196	1,014,559
Amot Investments, Ltd.	101,840	610,083
Augwind Energy Tech Storage, Ltd. (a)	16,406	66,989
Bank Hapoalim BM	606,884	5,053,107
Bank Leumi Le-Israel BM	769,227	6,819,953
Bezeq The Israeli Telecommunication Corp., Ltd.	1,230,971	1,905,076
Biondvax Pharmaceuticals, Ltd. ADR (a)	294	344
Bonus Biogroup, Ltd. (a)	940,111	93,148
Check Point Software Technologies, Ltd. (a)	83,356	10,151,094
Chemomab Therapeutics, Ltd. ADR (a)(b)	36,185	133,884
Compugen, Ltd. (a)(b)	70,474	130,377
Elbit Systems, Ltd.	13,767	3,133,804
Electra, Ltd.	1,265	700,885
Enlight Renewable Energy, Ltd. (a)	455,564	862,309
Enlivex Therapeutics, Ltd. (a)(b)	21,887	98,929
First International Bank Of Israel, Ltd.	28,781	1,069,174
Gav-Yam Lands Corp., Ltd.	49,820	412,535

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Global-e Online, Ltd. (a)(b)	20,603	$415,563
Harel Insurance Investments & Financial Services, Ltd.	63,889	620,620
Icecure Medical, Ltd. (a)	162,752	275,626
ICL Group, Ltd.	254,537	2,303,236
Isracard, Ltd.	30,280	107,644
Israel Discount Bank, Ltd. Class A	656,681	3,405,145
Melisron, Ltd. (a)	11,514	766,033
Mivne Real Estate KD, Ltd.	328,478	952,939
Mizrahi Tefahot Bank, Ltd. (a)	82,731	2,728,447
Nano Dimension, Ltd. ADR (a)(b)	94,988	298,262
Nice, Ltd. (a)	35,906	6,874,341
Nova Ltd. (a)	14,623	1,267,662
Oramed Pharmaceuticals, Inc. (a)	31,955	146,354
Paz Oil Co., Ltd. (a)	5,480	654,693
Phoenix Holdings, Ltd.	80,796	795,006
Plus500, Ltd.	59,191	1,202,628
Radware, Ltd. (a)(b)	22,568	489,049
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	93,374	6,654,812
Redhill Biopharma, Ltd. ADR (a)(b)	20,586	17,910
REIT 1, Ltd.	845,438	4,412,891
Sapiens International Corp. NV	14,538	340,395
Shapir Engineering and Industry, Ltd.	78,440	638,334
Shikun & Binui, Ltd. (a)	130,276	528,968
Shufersal, Ltd.	1,127,908	7,375,210
Sisram Medical, Ltd. (b)(e)	297,600	509,720
Strauss Group, Ltd.	204,575	5,008,426
Teva Pharmaceutical Industries, Ltd. ADR (a)	622,366	4,680,192
Tower Semiconductor, Ltd. (a)	60,051	2,789,800
Wix.com, Ltd. (a)	24,409	1,600,010
ZIM Integrated Shipping Services, Ltd. (b)	42,626	2,013,226
		92,739,984
ITALY — 1.6%
A2A SpA	847,839	1,074,284
AMCO - Asset Management Co. SpA Class B (b)(f)	102	—
Amplifon SpA	47,311	1,446,742
Anima Holding SpA (b)(e)	157,853	577,266
Antares Vision SpA (a)	8,937	80,912
Assicurazioni Generali SpA	178,070	2,834,336
Atlantia SpA	236,280	5,528,283
Autogrill SpA (a)	107,023	708,917
Azimut Holding SpA	60,831	1,054,736
Banca Generali SpA (b)	41,561	1,171,410
Banca IFIS SpA	111,677	1,577,329
Security Description	Shares	Value
Banca Mediolanum SpA	142,321	$934,100
Banca Monte dei Paschi di Siena SpA (a)(b)	9,201	5,204
Banca Popolare di Sondrio SPA (b)	418,355	1,437,195
Banco BPM SpA	582,019	1,652,609
BFF Bank SpA (e)	167,263	1,121,760
Biesse SpA	5,717	75,547
BPER Banca	800,562	1,311,915
Brembo SpA (b)	255,856	2,479,582
Brunello Cucinelli SpA	19,240	864,519
Buzzi Unicem SpA	65,582	1,070,264
Coca-Cola HBC AG	102,514	2,268,356
Davide Campari-Milano NV	46,734	490,291
De' Longhi SpA	42,407	786,492
DiaSorin SpA	13,345	1,746,731
Enav SpA (e)	141,149	588,191
Enel SpA	3,197,215	17,447,996
Eni SpA	1,370,509	16,230,741
ERG SpA	30,529	946,006
Esprinet SpA (b)	231,805	1,656,397
Ferrari NV	61,257	11,220,005
FinecoBank Banca Fineco SpA	222,915	2,661,391
Hera SpA	418,330	1,207,067
Immobiliare Grande Distribuzione SIIQ SpA REIT (b)	304,803	1,131,230
Infrastrutture Wireless Italiane SpA (e)	132,798	1,344,465
Interpump Group SpA	113,886	4,331,479
Intesa Sanpaolo SpA	7,909,822	14,719,394
Iren SpA	1,724,428	3,757,042
Italgas SpA	187,143	1,086,828
Iveco Group NV (a)	115,797	610,384
Leonardo SpA	409,995	4,148,274
Mediobanca Banca di Credito Finanziario SpA	242,040	2,089,610
MFE-MediaForEurope NV Class A (a)(b)	416,884	190,894
MFE-MediaForEurope NV Class B (b)	416,884	293,097
Moncler SpA	92,189	3,944,792
Nexi SpA (a)(e)	139,112	1,149,515
Pirelli & C SpA (e)	226,287	916,952
Poste Italiane SpA (e)	163,320	1,521,661
PRADA SpA	190,200	1,065,292
Prysmian SpA	117,597	3,222,304
Recordati Industria Chimica e Farmaceutica SpA	90,364	3,921,493
Reply SpA	79,044	9,561,048
Saipem SpA (b)	11,883	31,741
Salvatore Ferragamo SpA (b)	39,558	607,932
Snam SpA (b)	1,249,606	6,530,696
Technogym SpA (b)(e)	100,435	653,098
Telecom Italia SpA (a)(b)(c)	8,333,623	2,175,483
Telecom Italia SpA (a)(c)	2,252,555	560,945

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Terna - Rete Elettrica Nazionale	816,699	$6,393,388
UniCredit SpA	1,135,546	10,761,573
Unipol Gruppo SpA	209,852	951,274
UnipolSai Assicurazioni SpA (b)	2,075	4,955
Zignago Vetro SpA	227,044	2,758,160
		174,691,573
JAPAN — 21.1%
3-D Matrix, Ltd. (a)(b)	246,000	563,145
ABC-Mart, Inc.	9,500	419,565
Acom Co., Ltd.	372,000	868,014
Activia Properties, Inc. REIT	169	503,187
ADEKA Corp.	22,400	386,318
Advance Residence Investment Corp. REIT	419	1,113,386
Advanced Media, Inc. (a)	6,800	36,639
Advantest Corp.	191,700	10,244,319
Aeon Co., Ltd.	701,420	12,153,713
AEON Financial Service Co., Ltd.	127,300	1,197,522
Aeon Mall Co., Ltd.	22,100	269,875
AEON REIT Investment Corp.	545	614,181
AGC, Inc. (b)	182,500	6,407,751
AI inside, Inc. (a)	1,800	49,155
Aica Kogyo Co., Ltd.	13,300	277,249
Aidma Holdings, Inc. (a)	4,600	90,541
Aiming, Inc. (b)	139,800	321,060
Ain Holdings, Inc.	6,000	320,194
Air Water, Inc.	182,500	2,289,058
Aisin Corp.	183,200	5,663,686
Ajinomoto Co., Inc.	372,800	9,055,537
Akita Bank, Ltd.	16,555	201,797
ALBERT, Inc. (a)	10,100	309,271
Alconix Corp.	7,800	73,662
Alfresa Holdings Corp.	184,300	2,475,783
Alps Alpine Co., Ltd.	183,300	1,857,893
Amada Co., Ltd.	190,500	1,398,024
Amano Corp.	23,000	397,004
ANA Holdings, Inc. (a)	29,500	542,750
AnGes, Inc. (a)(b)	38,900	96,495
Anritsu Corp.	34,000	367,392
Aoyama Trading Co., Ltd.	2,100	13,943
Aozora Bank, Ltd. (b)	14,200	275,628
Arcs Co., Ltd.	21,600	318,145
As One Corp.	10,000	393,802
Asahi Group Holdings, Ltd.	346,236	11,328,394
Asahi Holdings, Inc. (b)	33,200	520,770
Asahi Intecc Co., Ltd.	150,800	2,273,294
Asahi Kasei Corp.	752,750	5,740,304
Asics Corp.	183,700	3,316,890
Astellas Pharma, Inc.	1,299,700	20,233,819
Atom Corp. (a)(b)	569,600	3,278,696
Awa Bank, Ltd.	2,310	34,364
Azbil Corp.	33,200	871,208
Security Description	Shares	Value
Bandai Namco Holdings, Inc.	184,700	$13,023,012
Bank of Iwate, Ltd.	185,255	2,738,155
Bank of Kyoto, Ltd.	10,700	455,235
BASE, Inc. (a)(b)	61,500	146,671
BayCurrent Consulting, Inc.	3,100	823,746
Benefit One, Inc.	24,500	328,939
Benesse Holdings, Inc.	35,900	580,562
Bic Camera, Inc. (b)	150,800	1,300,928
BIPROGY, Inc.	19,300	383,571
Bridgestone Corp.	316,865	11,545,263
Brightpath Biotherapeutics Co., Ltd. (a)	177,500	114,976
Brother Industries, Ltd.	183,500	3,221,431
CAICA DIGITAL, Inc. (a)(b)	783,380	870,711
Calbee, Inc.	15,800	318,198
Can Do Co., Ltd. (b)	5,300	84,110
Canon Marketing Japan, Inc.	48,900	1,014,318
Canon, Inc. (b)	702,616	15,955,028
Capcom Co., Ltd.	35,200	853,734
Carenet, Inc.	14,600	97,795
Casio Computer Co., Ltd.	381,700	3,537,303
Cellsource Co., Ltd. (a)(b)	9,100	257,885
Central Japan Railway Co.	121,800	14,035,398
Change, Inc. (b)	51,600	814,707
Chiba Bank, Ltd.	361,350	1,970,927
Chubu Electric Power Co., Inc.	375,565	3,776,245
Chugai Pharmaceutical Co., Ltd.	457,540	11,686,458
Chugoku Bank, Ltd.	182,500	1,320,507
Chugoku Electric Power Co., Inc.	183,000	1,175,952
CIRCULATION Co., Ltd. (a)	5,500	89,916
Citizen Watch Co., Ltd.	185,400	753,309
CKD Corp.	26,100	331,977
Coca-Cola Bottlers Japan Holdings, Inc. (b)	182,100	2,171,447
Coconala, Inc. (a)	32,200	118,272
COLOPL, Inc. (b)	2,000	9,643
Colowide Co., Ltd. (b)	2,400	32,435
Comforia Residential REIT, Inc.	127	313,165
COMSYS Holdings Corp.	32,900	626,252
Concordia Financial Group, Ltd.	752,900	2,604,711
COOKPAD, Inc. (a)(b)	183,200	272,396
Cosmo Energy Holdings Co., Ltd.	59,500	1,646,756
Cosmos Pharmaceutical Corp.	6,000	575,466
Credit Saison Co., Ltd.	375,600	4,310,187
Creek & River Co., Ltd.	9,600	144,790
Creema, Ltd. (a)(b)	21,000	104,339
CrowdWorks, Inc. (a)(b)	51,500	511,759
Cyber Security Cloud, Inc. (a)(b)	31,300	423,231
CyberAgent, Inc.	161,400	1,605,030

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Dai Nippon Printing Co., Ltd.	154,500	$3,327,570
Daicel Corp.	186,400	1,151,151
Daido Steel Co., Ltd.	8,500	218,671
Daifuku Co., Ltd.	10,600	605,469
Dai-ichi Life Holdings, Inc.	694,400	12,829,443
Daiichi Sankyo Co., Ltd.	1,125,795	28,481,524
Daiichikosho Co., Ltd.	15,000	436,127
Daikin Industries, Ltd.	189,610	30,356,023
Daio Paper Corp.	41,700	434,327
Daiseki Co., Ltd.	21,720	677,876
Daishi Hokuetsu Financial Group, Inc.	1,517	28,005
Daito Trust Construction Co., Ltd.	14,155	1,220,088
Daiwa House Industry Co., Ltd.	379,200	8,825,810
Daiwa House REIT Investment Corp.	1,713	3,877,277
Daiwa Office Investment Corp. REIT	92	471,326
Daiwa Securities Group, Inc.	1,477,950	6,592,600
Daiwa Securities Living Investments Corp. REIT	570	499,282
Daiwabo Holdings Co., Ltd.	40,000	520,849
DCM Holdings Co., Ltd.	49,200	375,913
Demae-Can Co., Ltd. (a)(b)	1,200	3,798
DeNA Co., Ltd.	183,100	2,545,920
Denka Co., Ltd.	7,000	169,261
Denso Corp.	339,210	17,997,318
Dentsu Group, Inc. (b)	184,300	5,528,118
Descente, Ltd.	37,600	869,044
Dexerials Corp.	53,900	1,434,239
DIC Corp.	36,700	649,689
Digital Garage, Inc.	12,500	337,676
Dip Corp.	32,300	892,764
Disco Corp.	7,100	1,682,824
DMG Mori Co., Ltd.	27,200	336,359
Dowa Holdings Co., Ltd.	4,400	145,906
Duskin Co., Ltd.	18,300	389,559
East Japan Railway Co.	193,700	9,892,095
Ebara Corp.	3,800	142,093
Edulab, Inc. (a)(b)	23,300	81,980
Eisai Co., Ltd.	188,951	7,962,493
Electric Power Development Co., Ltd.	176,500	2,915,358
EM Systems Co., Ltd. (b)	32,700	231,311
en japan, Inc.	33,700	439,560
ENEOS Holdings, Inc.	1,815,500	6,864,836
euglena Co., Ltd. (a)(b)	5,000	34,522
EXEO Group, Inc.	12,400	193,774
Ezaki Glico Co., Ltd. (b)	48,500	1,401,218
FAN Communications, Inc.	5,200	14,736
Fancl Corp.	16,900	308,754
FANUC Corp.	135,055	21,114,925
Fast Retailing Co., Ltd.	23,800	12,452,276
Feed One Co., Ltd.	567,080	2,846,775
FFRI Security, Inc. (a)	25,900	198,270
Security Description	Shares	Value
Financial Products Group Co., Ltd.	187,500	$1,250,414
FINDEX, Inc. (b)	169,200	812,030
Fixstars Corp.	7,700	53,901
Focus Systems Corp.	13,300	87,423
Food & Life Cos., Ltd.	27,000	575,555
Foster Electric Co., Ltd.	190,500	1,023,628
FP Corp.	11,600	242,323
Freee KK (a)(b)	3,100	74,845
Fronteo, Inc. (b)	12,000	83,913
Frontier Real Estate Investment Corp. REIT	177	681,396
Fuji Corp.	29,600	435,759
Fuji Electric Co., Ltd.	38,300	1,584,380
Fuji Kyuko Co., Ltd.	11,500	355,526
Fuji Oil Holdings, Inc.	20,000	315,336
Fuji Seal International, Inc.	17,500	189,872
Fuji Soft, Inc.	10,800	616,893
FUJIFILM Holdings Corp.	327,910	17,566,736
Fujikura, Ltd.	160,800	910,200
Fujitec Co., Ltd.	30,500	674,635
Fujitsu General, Ltd.	23,800	471,077
Fujitsu, Ltd.	138,151	17,251,715
Fukuoka Financial Group, Inc.	378,634	6,811,538
Fukuoka REIT Corp.	10	12,396
Fukuyama Transporting Co., Ltd.	9,000	204,041
Funai Soken Holdings, Inc. (b)	41,400	657,317
Furukawa Electric Co., Ltd.	185,755	3,046,352
Fuyo General Lease Co., Ltd.	10,000	566,781
GA Technologies Co., Ltd. (a)(b)	15,300	157,218
Gakujo Co., Ltd.	17,400	115,654
giftee, Inc. (a)(b)	33,500	292,698
Glory, Ltd.	15,000	226,123
GLP J-REIT (a)	1,902	2,319,837
GMO internet, Inc.	26,400	452,000
GMO Payment Gateway, Inc.	7,400	520,187
GNI Group, Ltd. (a)(b)	36,900	342,776
Goldwin, Inc.	31,600	1,772,419
GS Yuasa Corp.	74,100	1,157,957
Gumi, Inc. (a)	15,300	78,947
GungHo Online Entertainment, Inc.	8,100	142,796
Gunma Bank, Ltd.	194,300	547,767
Gunosy, Inc. (a)	13,600	74,580
Gurunavi, Inc. (a)	5,200	14,813
H.U. Group Holdings, Inc.	20,000	434,139
Hachijuni Bank, Ltd.	370,100	1,362,114
Hakuhodo DY Holdings, Inc.	186,900	1,712,786
Hamamatsu Photonics KK	183,300	7,110,456
Hankyu Hanshin Holdings, Inc.	188,000	5,120,165
Hankyu Hanshin REIT, Inc.	1,914	2,104,829
Hanwa Co., Ltd.	18,700	390,779

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Harmonic Drive Systems, Inc. (b)	10,200	$296,942
Haseko Corp.	187,300	2,190,716
Hazama Ando Corp.	142,800	886,095
Heiwa Real Estate REIT, Inc. (b)	5,648	6,073,923
Hikari Tsushin, Inc.	5,000	511,943
Hino Motors, Ltd.	184,000	944,006
Hirogin Holdings, Inc.	177,300	824,803
Hirose Electric Co., Ltd.	8,240	1,092,359
HIS Co., Ltd. (a)	46,700	698,154
Hisamitsu Pharmaceutical Co., Inc.	23,800	612,278
Hitachi Construction Machinery Co., Ltd.	13,700	303,033
Hitachi Metals, Ltd. (a)	154,100	2,328,713
Hitachi Transport System, Ltd.	18,400	1,159,354
Hitachi Zosen Corp.	114,400	719,131
Hitachi, Ltd.	601,895	28,523,058
Hokkoku Financial Holdings, Inc. (b)	16,555	561,765
Hokuhoku Financial Group, Inc.	28,600	176,415
Hokuriku Electric Power Co.	184,900	724,057
Honda Motor Co., Ltd.	961,775	23,312,540
Horiba, Ltd.	4,900	208,472
Hoshino Resorts REIT, Inc.	98	473,210
Hoshizaki Corp.	30,800	917,051
House Foods Group, Inc.	12,000	249,707
Hoya Corp.	191,106	16,296,515
Hulic Co., Ltd.	189,500	1,464,613
Hulic REIT, Inc.	1,504	1,769,086
Hyakugo Bank, Ltd.	182,850	441,462
Ibiden Co., Ltd.	189,300	5,329,745
IBJ, Inc. (b)	17,100	95,157
Ichigo Office REIT Investment Corp.	7,549	4,689,821
Idemitsu Kosan Co., Ltd.	161,594	3,889,532
IHI Corp.	30,800	822,966
Iida Group Holdings Co., Ltd.	168,900	2,597,123
Inaba Denki Sangyo Co., Ltd.	23,600	462,949
Industrial & Infrastructure Fund Investment Corp. REIT (a)	160	211,402
Infomart Corp.	748,400	2,065,805
INFRONEER Holdings, Inc.	116,112	824,762
Inpex Corp.	569,700	6,164,359
Intage Holdings, Inc.	371,000	3,484,568
Internet Initiative Japan, Inc.	23,000	803,320
Invincible Investment Corp. REIT	3,549	1,042,325
IR Japan Holdings, Ltd. (b)	3,600	53,872
Iriso Electronics Co., Ltd. (b)	4,400	104,126
Isetan Mitsukoshi Holdings, Ltd.	191,800	1,552,979
Isuzu Motors, Ltd.	759,100	8,386,950
Security Description	Shares	Value
ITmedia, Inc.	9,100	$107,441
Ito En, Ltd.	8,200	366,979
ITOCHU Corp.	788,850	21,292,650
Itochu Techno-Solutions Corp.	23,600	577,601
Itoham Yonekyu Holdings, Inc.	125,800	639,857
Iwatani Corp.	18,400	708,343
Iyo Bank, Ltd.	188,200	922,610
Izumi Co., Ltd.	6,100	137,172
J Front Retailing Co., Ltd.	182,900	1,561,694
JAFCO Group Co., Ltd.	41,100	494,937
Japan Airlines Co., Ltd. (a)	14,000	244,746
Japan Airport Terminal Co., Ltd. (a)	18,600	740,687
Japan Elevator Service Holdings Co., Ltd.	51,200	532,144
Japan Excellent, Inc. REIT (b)	1,831	1,651,007
Japan Exchange Group, Inc.	377,000	5,433,484
Japan Hotel REIT Investment Corp.	1,903	949,714
Japan Logistics Fund, Inc. REIT	37	85,381
Japan Metropolitan Fund Invest REIT	13,037	10,143,248
Japan Post Bank Co., Ltd.	12,600	97,847
Japan Post Insurance Co., Ltd.	14,300	228,518
Japan Prime Realty Investment Corp. REIT	120	351,993
Japan Real Estate Investment Corp. REIT	151	693,563
Japan Steel Works, Ltd.	31,100	674,858
Japan Tobacco, Inc. (b)	560,100	9,672,037
JCR Pharmaceuticals Co., Ltd.	24,400	415,782
Jeol, Ltd.	15,300	589,003
JFE Holdings, Inc.	377,710	3,975,748
JGC Holdings Corp.	184,200	2,378,174
JMDC, Inc.	24,400	1,061,455
JSR Corp.	300,700	7,791,130
J-Stream, Inc. (b)	9,400	48,711
JTEKT Corp.	185,200	1,390,482
Justsystems Corp.	13,100	369,795
Kadokawa Corp.	46,800	1,006,929
Kagome Co., Ltd.	11,700	285,061
Kaizen Platform, Inc. (a)	30,900	92,344
Kajima Corp.	184,337	2,112,640
Kakaku.com, Inc.	186,600	3,073,945
Kaken Pharmaceutical Co., Ltd.	36,900	1,036,204
Kamigumi Co., Ltd.	18,400	355,391
Kaneka Corp.	7,600	186,846
Kansai Electric Power Co., Inc.	751,200	7,431,547
Kansai Paint Co., Ltd.	186,600	2,376,195

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Kao Corp.	345,100	$13,900,020
Kaonavi, Inc. (a)	5,800	84,659
Katitas Co., Ltd.	20,300	436,617
Kawasaki Heavy Industries, Ltd.	40,200	752,779
Kawasaki Kisen Kaisha, Ltd.	33,700	2,046,483
KDDI Corp.	970,700	30,645,411
Keihan Holdings Co., Ltd.	22,700	564,764
Keikyu Corp.	188,300	2,061,036
Keio Corp.	14,700	525,328
Keisei Electric Railway Co., Ltd.	184,400	5,076,412
Kenedix Office Investment Corp. REIT	42	210,533
Kenedix Residential Next Investment Corp. REIT	223	357,181
Kenedix Retail REIT Corp. (a)	237	480,437
Kewpie Corp.	5,500	92,871
Key Coffee, Inc. (b)	16,100	249,224
Keyence Corp.	124,300	42,435,199
Kidswell Bio Corp. (a)	125,800	251,869
Kikkoman Corp.	24,800	1,314,342
Kinden Corp.	43,500	501,745
Kintetsu Group Holdings Co., Ltd.	24,410	759,135
Kirin Holdings Co., Ltd. (b)	560,700	8,821,878
Kiyo Bank, Ltd.	381,000	3,738,346
KNT-CT Holdings Co., Ltd. (a)(b)	71,300	876,457
Kobayashi Pharmaceutical Co., Ltd.	14,300	879,968
Kobe Bussan Co., Ltd.	30,400	744,029
Kobe Steel, Ltd.	190,499	865,172
Koei Tecmo Holdings Co., Ltd. (b)	21,060	678,980
Koito Manufacturing Co., Ltd.	16,700	529,193
Kokuyo Co., Ltd.	151,600	1,917,109
Komatsu, Ltd.	620,720	13,743,519
Konami Holdings Corp.	26,100	1,442,796
Konica Minolta, Inc.	573,075	1,910,883
Kose Corp. (b)	10,300	935,571
Kotobuki Spirits Co., Ltd.	9,600	522,204
K's Holdings Corp.	182,900	1,779,793
Kubota Corp.	770,250	11,492,376
Kuraray Co., Ltd.	190,100	1,532,218
Kureha Corp.	8,000	563,542
Kurita Water Industries, Ltd.	189,610	6,852,785
Kusuri no Aoki Holdings Co., Ltd. (b)	7,000	298,848
Kyocera Corp.	189,900	10,142,537
Kyoritsu Maintenance Co., Ltd. (b)	1,200	44,695
Kyowa Kirin Co., Ltd.	184,400	4,139,855
Kyudenko Corp.	8,200	165,624
Kyushu Electric Power Co., Inc.	192,600	1,236,224
Kyushu Financial Group, Inc.	184,200	526,073
Security Description	Shares	Value
Kyushu Railway Co.	18,500	$385,102
LaSalle Logiport REIT	298	365,220
Lasertec Corp.	31,600	3,756,505
Lawson, Inc.	12,900	429,193
Leopalace21 Corp. (a)	1,600	3,368
LIKE, Inc.	6,200	105,330
Lion Corp.	182,700	2,011,845
Lixil Corp.	184,500	3,449,487
Locondo, Inc. (a)	26,200	223,131
M3, Inc.	362,300	10,395,241
Mabuchi Motor Co., Ltd. (b)	42,900	1,103,644
Makita Corp.	185,700	4,622,851
Mani, Inc.	21,000	203,887
Marubeni Corp.	1,436,150	12,939,145
Maruha Nichiro Corp.	10,200	191,754
Marui Group Co., Ltd.	184,800	3,230,650
Maruichi Steel Tube, Ltd.	65,500	1,382,754
MatsukiyoCocokara & Co.	39,260	1,586,525
Matsuya Co., Ltd. (a)	375,600	2,571,183
Maxvalu Tokai Co., Ltd.	5,100	101,658
Mazda Motor Corp.	378,200	3,090,074
McDonald's Holdings Co. Japan, Ltd. (b)	20,100	730,882
Mebuki Financial Group, Inc.	559,700	1,099,996
Medical Data Vision Co., Ltd. (b)	3,800	28,307
Medipal Holdings Corp.	379,999	5,353,635
Medley, Inc. (a)(b)	28,100	553,292
MedPeer, Inc. (a)	25,600	349,361
MEIJI Holdings Co., Ltd.	29,100	1,426,565
Meiko Network Japan Co., Ltd. (b)	375,500	1,702,609
Meitec Corp.	31,500	507,088
Menicon Co., Ltd.	20,200	463,163
Mercari, Inc. (a)(b)	25,300	363,145
Milbon Co., Ltd.	22,600	792,676
MINEBEA MITSUMI, Inc.	191,800	3,261,256
Mirait Holdings Corp.	39,700	466,681
MISUMI Group, Inc.	186,700	3,930,382
Mitsubishi Chemical Holdings Corp.	939,800	5,098,322
Mitsubishi Corp.	965,038	28,676,592
Mitsubishi Electric Corp.	1,372,350	14,657,391
Mitsubishi Estate Co., Ltd.	756,225	10,960,267
Mitsubishi Estate Logistics REIT Investment Corp. (a)	139	470,649
Mitsubishi Gas Chemical Co., Inc.	184,400	2,653,579
Mitsubishi HC Capital, Inc.	371,200	1,710,435
Mitsubishi Heavy Industries, Ltd.	31,410	1,097,055
Mitsubishi Logistics Corp.	65,500	1,564,517
Mitsubishi Materials Corp.	17,100	244,439
Mitsubishi Motors Corp. (a)	566,400	1,913,640
Mitsubishi UFJ Financial Group, Inc.	6,390,424	34,309,928
Mitsui & Co., Ltd.	1,043,826	23,007,890

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Mitsui Chemicals, Inc.	147,510	$3,137,933
Mitsui Fudosan Co., Ltd.	569,400	12,227,923
Mitsui Fudosan Logistics Park, Inc. REIT (a)	136	513,548
Mitsui High-Tec, Inc.	18,500	1,146,590
Mitsui Mining & Smelting Co., Ltd.	25,400	592,676
Mitsui OSK Lines, Ltd.	42,765	977,405
Miura Co., Ltd.	16,300	321,789
Mixi, Inc.	2,100	34,811
Mizuho Financial Group, Inc.	796,770	9,049,473
Mochida Pharmaceutical Co., Ltd.	12,000	288,396
Monex Group, Inc. (b)	72,300	224,582
Money Forward, Inc. (a)	21,600	537,396
MonotaRO Co., Ltd. (b)	122,400	1,816,337
Mori Hills REIT Investment Corp.	482	540,345
Mori Trust Sogo REIT, Inc.	237	247,720
Morinaga & Co., Ltd.	20,900	669,206
Morinaga Milk Industry Co., Ltd.	12,000	429,281
MS&AD Insurance Group Holdings, Inc.	361,699	11,070,218
m-up Holdings, Inc.	11,400	104,220
Murata Manufacturing Co., Ltd.	406,000	22,102,801
Musashino Bank, Ltd.	188,855	2,481,367
Nabtesco Corp. (b)	15,000	350,006
Nachi-Fujikoshi Corp.	1,500	38,313
Nagase & Co., Ltd.	155,900	2,139,028
Nagawa Co., Ltd. (b)	10,700	635,597
Nagoya Railroad Co., Ltd.	170,700	2,626,057
Nakanishi, Inc.	32,700	575,990
Nankai Electric Railway Co., Ltd.	29,100	575,767
NanoCarrier Co., Ltd. (a)	379,200	789,913
Nanto Bank, Ltd.	188,655	2,763,413
NEC Corp.	33,800	1,311,148
NEC Networks & System Integration Corp.	32,100	433,340
NET One Systems Co., Ltd.	18,600	410,732
Nexon Co., Ltd.	362,200	7,406,364
NexTone, Inc. (a)(b)	18,000	430,606
NGK Insulators, Ltd.	188,200	2,532,329
NGK Spark Plug Co., Ltd.	169,800	3,078,410
NH Foods, Ltd.	28,800	899,901
NHK Spring Co., Ltd.	185,000	1,216,039
Nichias Corp.	24,600	408,506
Nichirei Corp.	181,900	3,158,530
Nidec Corp.	360,100	22,212,197
Nifco, Inc.	5,000	116,484
Nihon Kohden Corp.	21,800	445,130
Nihon M&A Center Holdings, Inc.	65,400	694,654
Nihon Parkerizing Co., Ltd.	40,600	266,274
Nikkon Holdings Co., Ltd.	14,700	232,746
Security Description	Shares	Value
Nikon Corp.	377,400	$4,358,622
Nintendo Co., Ltd.	63,700	27,514,011
Nippon Accommodations Fund, Inc. REIT	119	597,387
Nippon Building Fund, Inc. REIT	284	1,413,154
Nippon Electric Glass Co., Ltd.	33,700	644,208
Nippon Express Holdings, Inc.	27,000	1,464,723
Nippon Gas Co., Ltd.	43,500	616,054
Nippon Kayaku Co., Ltd.	131,700	1,064,419
Nippon Paint Holdings Co., Ltd.	801,500	5,964,569
Nippon Paper Industries Co., Ltd.	4,200	29,741
Nippon Prologis REIT, Inc. (a)	1,823	4,481,852
NIPPON REIT Investment Corp. (b)	97	259,895
Nippon Sanso Holdings Corp.	183,200	2,916,798
Nippon Shinyaku Co., Ltd.	18,500	1,123,440
Nippon Shokubai Co., Ltd.	12,200	471,459
Nippon Steel Corp.	559,300	7,817,973
Nippon Suisan Kaisha, Ltd.	1,137,900	4,799,357
Nippon Telegraph & Telephone Corp.	630,800	18,089,852
Nippon Television Holdings, Inc.	2,000	17,769
Nippon Yusen KK	16,555	1,129,622
Nipro Corp.	161,600	1,269,200
Nishimatsu Construction Co., Ltd.	24,600	736,072
Nishi-Nippon Railroad Co., Ltd.	16,000	341,658
Nissan Chemical Corp.	24,900	1,145,523
Nissan Motor Co., Ltd.	1,500,941	5,835,612
Nissei ASB Machine Co., Ltd.	4,300	112,046
Nisshin Seifun Group, Inc.	185,900	2,172,973
Nisshinbo Holdings, Inc.	170,400	1,280,618
Nissin Foods Holdings Co., Ltd.	10,400	717,294
Nitori Holdings Co., Ltd.	14,600	1,385,794
Nitto Boseki Co., Ltd.	14,600	251,044
Nitto Denko Corp.	184,100	11,897,965
NOF Corp.	11,300	418,380
NOK Corp.	53,700	436,383
Nomura Holdings, Inc.	1,551,285	5,662,524
Nomura Real Estate Holdings, Inc.	33,900	829,690
Nomura Real Estate Master Fund, Inc. REIT (a)	1,922	2,396,576
Nomura Research Institute, Ltd.	157,300	4,179,846
NSD Co., Ltd.	29,700	517,026
NSK, Ltd.	192,500	1,034,375
NTN Corp. (a)	359,500	685,367
NTT Data Corp.	720,800	9,953,412

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
NTT UD REIT Investment Corp.	285	$310,478
Obayashi Corp.	379,550	2,751,881
Obic Co., Ltd.	8,000	1,130,028
Odakyu Electric Railway Co., Ltd.	190,899	2,564,430
Ogaki Kyoritsu Bank, Ltd.	16,555	209,961
Oisix ra daichi, Inc. (a)(b)	4,200	51,103
Oji Holdings Corp.	394,200	1,706,154
Oki Electric Industry Co., Ltd.	3,600	19,636
Okinawa Financial Group, Inc.	185,300	2,987,060
OKUMA Corp.	11,800	441,235
Olympus Corp.	758,800	15,228,502
Omron Corp.	184,000	9,333,068
OncoTherapy Science, Inc. (a)(b)	358,500	168,886
Ono Pharmaceutical Co., Ltd.	372,700	9,552,401
Open House Group Co., Ltd.	21,200	842,663
Oracle Corp. Japan	8,500	491,774
Oriental Land Co., Ltd.	156,000	21,725,516
ORIX Corp.	755,300	12,653,659
Orix JREIT, Inc.	1,808	2,451,390
Osaka Gas Co., Ltd.	200,000	3,821,722
OSG Corp.	39,500	458,224
Otsuka Corp.	28,300	838,449
Otsuka Holdings Co., Ltd.	373,500	13,245,909
Outsourcing, Inc.	45,700	348,162
PALTAC Corp.	12,000	370,984
Pan Pacific International Holdings Corp.	220,400	3,512,318
Panasonic Holdings Corp.	1,338,550	10,803,578
Park24 Co., Ltd. (a)	50,100	692,192
Penta-Ocean Construction Co., Ltd.	178,000	959,081
PeptiDream, Inc. (a)	25,100	262,723
Persol Holdings Co., Ltd.	175,900	3,192,885
Pharma Foods International Co., Ltd. (b)	135,800	1,408,430
Pigeon Corp. (b)	168,600	2,309,555
Pilot Corp.	15,200	540,959
Pola Orbis Holdings, Inc. (b)	30,800	378,836
Precision System Science Co., Ltd. (a)(b)	34,700	132,818
Procrea Holdings, Inc.	1,010	14,460
Raccoon Holdings, Inc.	11,200	137,594
Rakus Co., Ltd.	31,300	368,398
Rakuten Group, Inc.	379,800	1,710,924
Raysum Co., Ltd.	3,300	27,181
Recruit Holdings Co., Ltd.	938,900	27,609,624
Relo Group, Inc.	108,500	1,746,638
Remixpoint, Inc. (a)(b)	104,600	522,788
Renesas Electronics Corp. (a)	290,000	2,631,997
Rengo Co., Ltd.	197,400	1,069,423
RENOVA, Inc. (a)(b)	15,500	279,298
ReproCELL, Inc. (a)(b)	379,000	574,686
Security Description	Shares	Value
Resona Holdings, Inc.	1,318,500	$4,931,212
Resorttrust, Inc.	37,100	606,249
Ricoh Co., Ltd.	376,000	2,936,484
Ringer Hut Co., Ltd. (b)	900	15,429
Rinnai Corp.	5,100	350,248
Riso Kyoiku Co., Ltd.	583,218	1,369,449
Rock Field Co., Ltd. (b)	374,800	4,005,812
Rohm Co., Ltd.	12,300	856,487
Rohto Pharmaceutical Co., Ltd.	28,501	822,376
Ryohin Keikaku Co., Ltd.	152,400	1,551,428
Sakata Seed Corp.	12,700	427,680
San-In Godo Bank, Ltd.	182,950	880,713
Sanken Electric Co., Ltd.	11,100	384,829
Sankyo Co., Ltd.	10,000	302,160
Sankyu, Inc.	7,300	209,562
Sanrio Co., Ltd.	64,700	1,469,210
Sansan, Inc. (a)(b)	32,400	219,410
Santen Pharmaceutical Co., Ltd.	192,600	1,508,420
Sanwa Holdings Corp.	183,200	1,753,046
Sapporo Holdings, Ltd.	17,300	383,298
Sawai Group Holdings Co., Ltd.	12,300	372,563
SBI Holdings, Inc.	183,800	3,591,984
SCREEN Holdings Co., Ltd.	13,100	884,230
SCSK Corp.	39,300	664,185
Secom Co., Ltd.	189,048	11,665,300
Sega Sammy Holdings, Inc.	171,100	2,743,041
Seibu Holdings, Inc.	184,700	1,941,420
Seiko Epson Corp.	192,900	2,726,201
Seino Holdings Co., Ltd.	183,900	1,470,063
Sekisui Chemical Co., Ltd.	191,700	2,620,344
Sekisui House REIT, Inc.	3,634	2,150,628
Sekisui House, Ltd.	377,400	6,601,826
Senko Group Holdings Co., Ltd.	56,600	365,793
Seria Co., Ltd.	20,100	356,564
Seven & i Holdings Co., Ltd.	438,128	16,985,905
Seven Bank, Ltd.	380,900	726,165
SG Holdings Co., Ltd.	346,400	5,836,440
Sharp Corp.	154,000	1,189,106
SHIFT, Inc. (a)	4,000	519,966
Shiga Bank, Ltd.	2,310	47,014
Shikoku Bank, Ltd.	1,820	11,307
Shikoku Electric Power Co., Inc.	184,000	1,071,319
Shimadzu Corp.	189,700	5,990,306
Shimamura Co., Ltd.	9,000	789,003
Shimano, Inc.	34,200	5,769,858
Shimizu Corp.	376,113	2,076,366
Shin-Etsu Chemical Co., Ltd.	198,217	22,323,213
Shinko Electric Industries Co., Ltd.	28,200	726,510
Shinsei Bank, Ltd.	51,200	770,704
Shionogi & Co., Ltd.	188,600	9,516,418

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Ship Healthcare Holdings, Inc.	19,200	$341,022
Shiseido Co., Ltd.	197,400	7,913,146
Shizuoka Bank, Ltd.	365,800	2,194,450
SHO-BOND Holdings Co., Ltd.	17,600	773,413
Shochiku Co., Ltd. (a)	3,400	301,321
Showa Denko KK	159,400	2,705,652
Silver Life Co., Ltd. (a)(b)	31,100	348,188
Skylark Holdings Co., Ltd. (a)(b)	177,700	2,078,431
Small & medium sized Enterprises Holdings, Inc. (a)(b)	971,900	264,696
SMC Corp.	25,500	11,350,226
SMS Co., Ltd.	207,600	4,086,139
Softbank Corp.	1,494,500	16,572,553
SoftBank Group Corp.	763,972	29,438,691
Sohgo Security Services Co., Ltd.	26,200	727,055
Sojitz Corp.	156,500	2,212,922
Sompo Holdings, Inc.	277,400	12,216,585
Sony Group Corp.	753,420	61,530,271
Sosei Group Corp. (a)	30,300	252,026
Sotetsu Holdings, Inc.	83,200	1,437,344
SpiderPlus & Co. (a)	25,700	69,426
Square Enix Holdings Co., Ltd.	24,700	1,092,687
Stanley Electric Co., Ltd.	176,073	2,887,569
Starts Proceed Investment Corp. REIT	51	90,772
Subaru Corp.	377,900	6,707,930
Sugi Holdings Co., Ltd.	8,100	354,753
SUMCO Corp.	181,800	2,353,879
Sumitomo Bakelite Co., Ltd.	15,300	457,801
Sumitomo Chemical Co., Ltd.	1,466,650	5,732,517
Sumitomo Corp.	793,975	10,852,833
Sumitomo Electric Industries, Ltd.	570,620	6,296,120
Sumitomo Forestry Co., Ltd.	180,900	2,560,603
Sumitomo Heavy Industries, Ltd.	14,800	326,274
Sumitomo Metal Mining Co., Ltd.	36,200	1,132,457
Sumitomo Mitsui Financial Group, Inc.	573,000	17,005,896
Sumitomo Mitsui Trust Holdings, Inc.	351,255	10,807,448
Sumitomo Osaka Cement Co., Ltd. (b)	8,800	217,968
Sumitomo Pharma Co., Ltd.	170,200	1,366,812
Sumitomo Realty & Development Co., Ltd.	207,100	5,461,995
Sumitomo Rubber Industries, Ltd. (b)	184,500	1,573,998
Sumitomo Warehouse Co., Ltd.	68,000	1,003,570
Security Description	Shares	Value
Sun Corp.	3,000	$33,919
Sun Frontier Fudousan Co., Ltd.	3,100	25,511
Sundrug Co., Ltd.	58,600	1,306,967
Suntory Beverage & Food, Ltd.	11,100	419,145
SuRaLa Net Co., Ltd. (a)	1,600	12,189
Suruga Bank, Ltd.	183,600	495,979
Suzuken Co., Ltd.	11,800	333,098
Suzuki Motor Corp.	202,300	6,349,470
SymBio Pharmaceuticals, Ltd. (a)	36,600	191,816
Sysmex Corp.	157,000	9,436,988
Systena Corp.	142,700	413,852
T&D Holdings, Inc.	566,800	6,775,483
Tadano, Ltd.	5,200	34,181
Taiheiyo Cement Corp.	17,700	263,829
Taisei Corp.	174,787	5,435,759
Taisho Pharmaceutical Holdings Co., Ltd.	6,300	248,559
Taiyo Yuden Co., Ltd.	194,100	6,586,441
Takara Bio, Inc.	19,600	277,578
Takara Holdings, Inc.	166,300	1,230,220
Takashimaya Co., Ltd. (b)	133,500	1,306,945
Takeda Pharmaceutical Co., Ltd.	783,215	22,011,077
Takeuchi Manufacturing Co., Ltd.	191,300	3,268,244
Takuma Co., Ltd.	33,400	326,243
TDK Corp.	50,865	1,568,763
TechnoPro Holdings, Inc.	29,400	587,978
Teijin, Ltd.	378,510	3,936,805
tella, Inc. (a)(b)	600	411
TerraSky Co., Ltd. (a)	24,200	260,784
Terumo Corp.	378,400	11,386,399
THK Co., Ltd.	14,200	266,221
TIS, Inc.	146,300	3,828,321
Toagosei Co., Ltd. (b)	55,100	409,230
Tobu Railway Co., Ltd.	175,600	4,000,456
Toda Corp.	171,300	907,850
Toei Animation Co., Ltd. (b)	7,700	612,123
Toei Co., Ltd.	3,400	444,974
Toho Bank, Ltd.	12,101	18,527
Toho Co., Ltd.	183,100	6,610,765
Toho Gas Co., Ltd.	29,600	713,555
Toho Holdings Co., Ltd.	13,500	208,579
Tohoku Electric Power Co., Inc.	375,400	2,008,876
Tokai Carbon Co., Ltd. (b)	183,800	1,398,912
Tokio Marine Holdings, Inc.	402,165	23,394,869
Tokuyama Corp.	9,100	115,613
Tokyo Century Corp.	40,700	1,345,133
Tokyo Electric Power Co. Holdings, Inc. (a)	755,775	3,154,278
Tokyo Electron, Ltd.	107,155	34,941,419
Tokyo Gas Co., Ltd.	182,895	3,778,928

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Tokyo Ohka Kogyo Co., Ltd. (b)	14,100	$689,147
Tokyo Seimitsu Co., Ltd.	14,500	476,022
Tokyo Tatemono Co., Ltd.	183,000	2,517,589
Tokyu Corp.	205,875	2,421,613
Tokyu Fudosan Holdings Corp.	193,200	1,015,383
Tokyu REIT, Inc.	379	554,600
Topcon Corp.	45,200	588,227
TOPPAN, INC.	172,600	2,880,160
Toray Industries, Inc.	1,344,450	7,532,997
Torikizoku Holdings Co., Ltd. (a)	34,800	604,015
Toshiba Corp.	356,651	14,478,159
Tosoh Corp.	148,400	1,840,595
TOTO, Ltd.	168,100	5,543,322
Toyo Seikan Group Holdings, Ltd.	181,900	1,899,938
Toyo Suisan Kaisha, Ltd.	30,900	1,203,202
Toyo Tire Corp.	182,900	2,280,612
Toyoda Gosei Co., Ltd.	16,000	252,387
Toyota Boshoku Corp.	36,100	535,435
Toyota Industries Corp.	183,700	11,358,286
Toyota Motor Corp.	6,757,440	104,454,190
Toyota Tsusho Corp.	183,100	5,970,579
Trend Micro, Inc.	20,000	974,568
Trusco Nakayama Corp.	43,300	546,927
TS Tech Co., Ltd.	36,400	376,981
Tsumura & Co.	3,500	78,448
Tsuruha Holdings, Inc.	10,000	542,490
UBE Corp.	35,100	521,120
Ulvac, Inc.	18,500	629,127
Unicharm Corp.	191,500	6,399,544
United Urban Investment Corp. REIT	1,873	1,961,856
Ushio, Inc.	30,600	377,953
USS Co., Ltd.	184,510	3,190,269
UUUM Co., Ltd. (a)(b)	29,700	296,224
Valor Holdings Co., Ltd.	18,900	253,892
Wacoal Holdings Corp.	25,300	399,273
Wacom Co., Ltd.	62,600	387,060
Warabeya Nichiyo Holdings Co., Ltd.	189,100	2,462,316
Welcia Holdings Co., Ltd.	13,000	260,277
West Japan Railway Co.	154,700	5,683,322
Workman Co., Ltd. (b)	5,600	218,880
Yakult Honsha Co., Ltd.	181,400	10,454,985
Yamada Holdings Co., Ltd.	948,580	3,407,361
Yamagata Bank, Ltd.	1,634	10,813
Yamaguchi Financial Group, Inc.	156,100	854,870
Yamaha Corp.	184,700	7,613,411
Yamaha Motor Co., Ltd. (b)	185,800	3,399,940
Yamanashi Chuo Bank, Ltd.	1,510	12,626
Yamato Holdings Co., Ltd.	189,700	3,030,061
Yamato Kogyo Co., Ltd.	21,300	703,964
Yamazaki Baking Co., Ltd.	183,900	2,242,997
Security Description	Shares	Value
Yaoko Co., Ltd.	27,100	$1,214,817
Yappli, Inc. (a)	9,400	151,598
Yaskawa Electric Corp.	184,600	5,937,963
Yokogawa Electric Corp.	184,300	3,040,126
Yokohama Rubber Co., Ltd.	46,600	630,114
Yoshinoya Holdings Co., Ltd. (b)	22,600	414,886
Z Holdings Corp.	547,200	1,596,629
Zenkoku Hosho Co., Ltd.	15,800	494,277
Zenrin Co., Ltd.	2,100	14,267
Zensho Holdings Co., Ltd.	20,500	491,922
Zeon Corp.	171,700	1,660,696
ZOZO, Inc.	33,800	608,303
		2,326,347,128
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	80,960	1,590,356
LUXEMBOURG — 0.1%
APERAM SA (b)	26,677	739,071
ArcelorMittal SA	305,719	6,874,895
Eurofins Scientific SE	56,377	4,425,165
SES SA	195,170	1,702,105
		13,741,236
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	1,751,000	10,443,140
MGM China Holdings, Ltd. (a)(b)	560,400	317,803
Sands China, Ltd. (a)	1,493,200	3,562,238
SJM Holdings, Ltd. (a)	57,000	25,860
Wynn Macau, Ltd. (a)(b)	738,400	501,554
		14,850,595
MALAYSIA — 0.0% (d)
UG Healthcare Corp., Ltd. (b)	389,400	61,556
MALTA — 0.0% (d)
Catena Media PLC (a)(b)	60,932	190,572
Kindred Group PLC SDR	130,609	1,084,139
Media & Games Invest SE (a)(b)	149,668	358,474
		1,633,185
MEXICO — 0.0% (d)
Fresnillo PLC	115,455	1,075,163
MONGOLIA — 0.0% (d)
Turquoise Hill Resources, Ltd. (a)(b)	55,797	1,491,438
NETHERLANDS — 4.0%
Aalberts NV	54,499	2,118,937
ABN AMRO Bank NV (e)	245,840	2,753,899
Adyen NV (a)(e)	14,292	20,738,899
Aegon NV	1,253,179	5,408,241
Akzo Nobel NV	164,266	10,753,850
Argenx SE (a)	17,340	6,480,796
ASM International NV	11,572	2,886,570
ASML Holding NV	237,283	113,081,563

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
ASR Nederland NV	84,801	$3,419,431
Euronext NV (e)	55,206	4,496,007
EXOR NV	56,474	3,511,743
Fugro NV (a)	71,315	897,657
Heineken Holding NV	54,762	3,976,077
Heineken NV	126,753	11,528,710
IMCD NV	30,015	4,109,103
ING Groep NV	2,274,261	22,423,390
Koninklijke Ahold Delhaize NV	665,984	17,308,847
Koninklijke DSM NV	122,813	17,602,932
Koninklijke KPN NV	2,658,958	9,454,125
Koninklijke Philips NV	571,658	12,284,486
Merus NV (a)(b)	64,099	1,451,201
NN Group NV	200,840	9,100,020
OCI NV	22,683	746,515
Pharming Group NV (a)(b)	256,791	201,884
PostNL NV (b)	694,930	2,103,259
Randstad NV (b)	37,678	1,819,839
SBM Offshore NV	252,163	3,409,974
Shell PLC	4,337,036	112,400,200
Shop Apotheke Europe NV (a)(e)	13,158	1,166,786
Universal Music Group NV	636,678	12,735,876
Wolters Kluwer NV	176,041	17,034,932
		437,405,749
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	946,223	2,900,390
Air New Zealand, Ltd. (a)	725,503	257,116
Auckland International Airport, Ltd. (a)	338,785	1,512,393
Contact Energy, Ltd.	404,953	1,832,955
Fisher & Paykel Healthcare Corp., Ltd.	395,716	4,915,809
Fletcher Building, Ltd.	250,561	785,163
Goodman Property Trust REIT	1,347,280	1,675,343
Infratil, Ltd.	653,478	3,120,385
Kiwi Property Group, Ltd.	1,566,949	949,895
Meridian Energy, Ltd.	728,328	2,119,282
Pushpay Holdings, Ltd. (a)	282,510	223,076
Ryman Healthcare, Ltd. (b)	234,502	1,297,635
Spark New Zealand, Ltd.	1,107,061	3,303,914
Vital Healthcare Property Trust REIT	1,333,959	2,235,204
Xero, Ltd. (a)	60,304	3,191,381
		30,319,941
NORWAY — 0.7%
Aker BP ASA (b)	60,646	2,099,952
Aker Carbon Capture ASA (a)	32	54
Aker Horizons Holding A/S (a)	1,050	1,692
Aker Solutions ASA	80,940	219,232
ArcticZymes Technologies ASA (a)(b)	67,350	537,859
Security Description	Shares	Value
AutoStore Holdings, Ltd. (a)(b)(e)	269,744	$382,238
Crayon Group Holding ASA (a)(e)	7,134	90,405
DNB Bank ASA	531,373	9,495,575
DNO ASA	462,574	639,567
Equinor ASA	676,427	23,453,030
Gjensidige Forsikring ASA	106,647	2,153,503
IDEX Biometrics ASA (a)(b)	1,122,933	132,414
Kahoot! ASA (a)(b)	324,512	588,768
Leroy Seafood Group ASA	158,887	1,124,942
LINK Mobility Group Holding ASA (a)(b)	155,101	176,612
Mowi ASA	199,830	4,532,696
NEL ASA (a)	118,675	143,723
Nordic Nanovector ASA (a)(b)	57,232	14,586
Norsk Hydro ASA	1,169,627	6,530,188
Orkla ASA	847,231	6,750,578
Pexip Holding ASA (a)(b)	134,659	184,820
PGS ASA (a)(b)	183,588	123,479
Salmar ASA	30,554	2,141,617
Schibsted ASA Class A	39,729	707,339
Schibsted ASA Class B	39,562	642,698
SpareBank 1 SR-Bank ASA	104,100	1,124,266
Storebrand ASA	648,299	4,599,890
Telenor ASA	482,711	6,400,480
TGS ASA	65,888	922,322
Tomra Systems ASA	124,388	2,299,977
		78,214,502
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	4,856,098	837,673
EDP - Energias de Portugal SA	2,156,131	10,035,373
Galp Energia SGPS SA	242,594	2,836,738
Greenvolt-Energias Renovaveis SA (a)	121,069	930,301
Jeronimo Martins SGPS SA	140,019	3,035,980
Mota-Engil SGPS SA (b)	314,335	403,547
NOS SGPS SA (b)	744,879	2,987,223
Pharol SGPS SA (a)(b)	861,756	71,894
		21,138,729
SAUDI ARABIA — 0.0% (d)
Delivery Hero SE (a)(e)	91,410	3,418,345
SINGAPORE — 1.4%
AIMS APAC REIT (b)	1,704,131	1,653,069
Ascendas India Trust (b)	1,094,800	920,397
Ascendas Real Estate Investment Trust	1,357,034	2,779,009
Ascott Residence Trust	1,895,626	1,552,787
BOC Aviation, Ltd. (e)	193,700	1,627,959
CapitaLand Integrated Commercial Trust REIT	2,945,846	4,593,293
Capitaland Investment, Ltd.	3,863,346	10,604,284

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
CDL Hospitality Trusts Stapled Security	56,794	$51,828
City Developments, Ltd. (b)	372,000	2,178,487
ComfortDelGro Corp., Ltd.	1,138,700	1,145,491
COSCO Shipping International Singapore Co., Ltd. (a)(b)	5,474,000	731,597
DBS Group Holdings, Ltd.	1,143,889	24,395,075
ESR-LOGOS REIT	4,342,169	1,263,619
Frasers Centrepoint Trust REIT	923,576	1,519,716
Genting Singapore, Ltd.	7,682,964	3,974,804
IGG, Inc.	668,000	289,437
Jardine Cycle & Carriage, Ltd.	123,433	2,509,104
Keppel Corp., Ltd. (b)	1,805,575	8,420,049
Keppel Infrastructure Trust	3,419,400	1,400,487
Keppel REIT	529,409	414,641
Manulife US Real Estate Investment Trust	1,598,300	911,031
Mapletree Commercial Trust REIT	1,138,600	1,497,189
Mapletree Logistics Trust REIT	1,379,783	1,665,614
Mapletree North Asia Commercial Trust REIT	12,100	10,433
Oversea-Chinese Banking Corp., Ltd.	1,703,430	13,941,272
Parkway Life Real Estate Investment Trust	411,000	1,438,219
SATS, Ltd. (a)(b)	377,200	1,057,038
Sea, Ltd. ADR (a)	191,983	12,835,983
Sembcorp Industries, Ltd.	552,200	1,130,826
Sembcorp Marine, Ltd. (a)(b)	32,200	2,499
Singapore Airlines, Ltd. (a)(b)	188,089	689,268
Singapore Exchange, Ltd. (b)	560,800	3,812,005
Singapore Technologies Engineering, Ltd.	384,600	1,127,519
Singapore Telecommunications, Ltd.	3,521,700	6,402,171
STMicroelectronics NV	476,601	14,940,400
Suntec Real Estate Investment Trust	1,300,500	1,513,839
United Overseas Bank, Ltd.	750,708	14,159,722
UOL Group, Ltd.	376,554	1,991,404
Venture Corp., Ltd.	175,200	2,093,537
		153,245,102
SOUTH AFRICA — 0.3%
Anglo American PLC	799,189	28,505,790
Thungela Resources, Ltd. (b)	49	693
		28,506,483
SOUTH KOREA — 4.8%
Advanced Process Systems Corp.	20,316	259,739
Alteogen, Inc. (a)(b)	43,102	2,028,290
Amorepacific Corp.	17,056	1,707,702
Security Description	Shares	Value
AMOREPACIFIC Group	16,580	$476,305
Anterogen Co., Ltd. (a)	3,253	51,862
Ascendio Co., Ltd. (a)	4,118	3,663
Asiana Airlines, Inc. (a)	132,985	1,597,787
BGF retail Co., Ltd.	5,379	782,988
Biolog Device Co., Ltd. (a)	304,033	333,678
Bioneer Corp. (a)(b)	18,152	343,915
BIT Computer Co., Ltd.	66,880	323,995
BNC Korea Co., Ltd. (a)(b)	49,961	284,744
BNK Financial Group, Inc.	172,925	893,659
Bukwang Pharmaceutical Co., Ltd.	26,232	170,920
Cellid Co., Ltd. (a)	10,158	140,823
Celltrion Healthcare Co., Ltd. (b)	50,215	2,653,072
Celltrion Pharm, Inc. (a)	3,265	197,902
Celltrion, Inc.	65,024	8,939,298
Cheil Worldwide, Inc.	40,015	731,944
Chunbo Co., Ltd. (b)	2,488	398,762
CJ CGV Co., Ltd. (a)(b)	99,134	1,775,158
CJ CheilJedang Corp.	7,280	2,125,015
CJ Corp.	8,278	495,379
CJ ENM Co., Ltd.	9,082	655,409
CJ Logistics Corp. (a)	5,223	458,581
CMG Pharmaceutical Co., Ltd. (a)(b)	106,033	204,161
Com2uSCorp	5,565	307,309
CORESTEM, Inc. (a)	30,132	241,353
CosmoAM&T Co., Ltd. (a)	12,065	445,561
Coupang, Inc. (a)(b)	83,258	1,061,540
Coway Co., Ltd.	30,876	1,519,544
CS Wind Corp.	13,186	586,992
CUROCOM Co., Ltd. (a)	64,155	55,340
Dae Han Flour Mills Co., Ltd.	23,080	2,461,938
Daewoo Engineering & Construction Co., Ltd. (a)	113,570	510,820
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	1,167	21,571
DB HiTek Co., Ltd.	21,901	842,541
DB Insurance Co., Ltd.	36,223	1,710,159
Deutsch Motors, Inc.	70,455	446,041
Devsisters Co., Ltd. (b)	11,287	373,365
DGB Financial Group, Inc.	94,363	553,067
Digitech Systems Co., Ltd. (a)(f)	19,094	—
DIO Corp. (a)	14,312	291,002
DL E&C Co., Ltd.	16,353	522,052
DL Holdings Co., Ltd.	6,921	377,926
Dongjin Semichem Co., Ltd.	19,495	481,970
Dongkuk Steel Mill Co., Ltd.	36,218	358,442
Dongsuh Cos., Inc. (b)	28,432	573,720
Dongwon F&B Co., Ltd.	12,995	1,486,258
Dongwon Industries Co., Ltd.	14,824	2,557,437
Doosan Bobcat, Inc.	27,818	619,178
Doosan Enerbility Co., Ltd. (a)	196,657	2,938,344

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Doosan Fuel Cell Co., Ltd. (a)(b)	26,236	$607,203
Douzone Bizon Co., Ltd.	10,916	306,865
Duksung Co., Ltd.	17,114	82,248
Ecopro BM Co., Ltd. (b)	23,424	2,047,616
Ecopro Co., Ltd.	12,251	675,579
E-MART, Inc.	9,272	753,386
Eone Diagnomics Genome Center Co., Ltd. (a)	108,280	241,845
Eubiologics Co., Ltd. (a)(b)	9,158	102,978
Eyegene, Inc. (a)	36,170	233,445
F&F Co., Ltd.	11,393	1,180,190
Fila Holdings Corp.	27,786	601,345
GAEASOFT (a)	38,028	330,958
GeneOne Life Science, Inc. (a)	53,312	422,916
Genexine, Inc. (a)	9,683	227,831
Gradiant Corp.	33,248	430,196
Gravity Co., Ltd. ADR (a)	1,726	87,940
Green Cross Corp.	3,357	435,655
Green Cross Holdings Corp.	20,602	310,998
GS Engineering & Construction Corp.	47,444	1,152,848
GS Holdings Corp.	38,709	1,247,668
GS Retail Co., Ltd. (b)	53,553	1,057,944
Hana Financial Group, Inc.	167,456	5,075,010
Hana Tour Service, Inc. (a)(b)	48,792	2,029,242
Hancom, Inc. (a)	94,177	1,305,596
Hanjin Kal Corp. (a)(b)	20,056	954,606
Hankook Shell Oil Co., Ltd.	5,536	1,051,004
Hankook Tire & Technology Co., Ltd.	44,176	1,121,071
Hanmi Pharm Co., Ltd.	3,882	920,869
Hanmi Science Co., Ltd.	21,330	657,938
Hanon Systems	144,433	1,117,954
Hansol Chemical Co., Ltd.	5,277	829,104
Hanssem Co., Ltd. (b)	24,944	1,239,131
Hanwha Aerospace Co., Ltd.	35,492	1,331,223
Hanwha Corp.	29,702	591,341
Hanwha Solutions Corp. (a)	67,509	1,970,572
Harim Co., Ltd.	501,688	1,155,304
HD Hyundai Co., Ltd.	25,343	1,159,407
HDC Hyundai Engineering Plastics Co., Ltd.	619,720	1,830,427
Helixmith Co., Ltd. (a)	7,104	113,804
Hite Jinro Co., Ltd.	19,252	456,686
HLB Global Co., Ltd. (a)	46,764	360,166
HLB, Inc. (a)(b)	54,761	1,493,022
HMM Co., Ltd.	204,674	3,877,835
Hotel Shilla Co., Ltd. (b)	52,378	2,872,238
HS Industries Co., Ltd.	82,789	299,683
Hucentech Co., Ltd. (a)	167,826	194,530
Hugel, Inc. (a)	4,051	328,223
Humasis Co., Ltd.	19,659	239,984
Huons Co., Ltd.	42,822	1,157,619
Huons Global Co., Ltd.	24,989	406,091
HYBE Co., Ltd. (a)	10,572	1,184,709
Security Description	Shares	Value
Hyosung Advanced Materials Corp.	1,420	$416,135
Hyosung TNC Corp.	1,473	389,124
Hyundai Bioland Co., Ltd.	148,467	1,314,980
Hyundai Construction Equipment Co., Ltd.	1,484	51,375
Hyundai Electric & Energy System Co., Ltd. (a)	1,734	33,855
Hyundai Elevator Co., Ltd.	48,947	1,014,074
Hyundai Engineering & Construction Co., Ltd.	39,304	1,251,710
Hyundai Glovis Co., Ltd.	12,313	1,702,236
Hyundai Heavy Industries Co., Ltd. (a)	9,894	1,089,681
Hyundai Marine & Fire Insurance Co., Ltd.	60,071	1,431,914
Hyundai Mipo Dockyard Co., Ltd. (a)(b)	13,004	912,403
Hyundai Mobis Co., Ltd.	37,703	5,778,571
Hyundai Motor Co. (b)	83,950	11,670,498
Hyundai Motor Co. Preference Shares (c)	11,068	746,732
Hyundai Motor Co. Preference Shares (c)	11,057	740,880
Hyundai Rotem Co., Ltd. (a)	40,196	643,929
Hyundai Steel Co.	46,788	1,156,727
Hyundai Wia Corp.	9,306	399,934
Iljin Materials Co., Ltd.	12,070	648,865
Industrial Bank of Korea	62,401	462,336
Inscobee, Inc. (a)	33,930	57,621
Jeil Pharmaceutical Co., Ltd.	4,895	76,155
Jenax, Inc. (a)(f)	19,545	—
JYP Entertainment Corp.	15,445	573,954
Kakao Corp. (b)	174,197	9,377,981
Kakao Games Corp. (a)(b)	22,554	853,765
KakaoBank Corp. (a)	29,148	679,087
Kakaopay Corp. (a)(b)	9,572	443,803
Kangstem Biotech Co., Ltd. (a)	26,101	54,176
Kangwon Land, Inc. (a)	46,713	913,825
KB Financial Group, Inc.	267,339	9,914,027
KCC Corp.	1,600	354,282
KCC Glass Corp. (a)	1,243	46,287
KG Eco Technology Service Co., Ltd.	20,067	257,329
Kia Corp.	157,765	9,392,510
KineMaster Corp. (a)	14,565	99,837
KIWOOM Securities Co., Ltd.	48,250	3,073,225
KMW Co., Ltd. (a)	20,920	418,916
Koh Young Technology, Inc. (b)	392,901	4,266,716
Korea Aerospace Industries, Ltd.	40,248	1,667,701
Korea Electric Power Corp. ADR (a)(b)	435,423	3,823,014
Korea Investment Holdings Co., Ltd.	31,548	1,499,162

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	24,542	$1,774,872
Korea Zinc Co., Ltd.	7,483	2,809,583
Korean Air Lines Co., Ltd. (a)	138,108	2,680,470
KT&G Corp.	60,888	3,854,739
Kumho Petrochemical Co., Ltd.	9,813	1,050,529
L&F Co., Ltd. (a)	13,500	2,183,457
LabGenomics Co., Ltd.	67,401	312,503
LEENO Industrial, Inc.	5,046	505,222
LG Chem, Ltd.	26,450	10,511,553
LG Chem, Ltd. Preference Shares	11,097	2,055,475
LG Corp.	64,979	3,898,540
LG Display Co., Ltd. ADR (b)	562,528	3,138,906
LG Display Co., Ltd.	119,123	1,334,904
LG Electronics, Inc.	68,201	4,638,130
LG Energy Solution, Ltd. (a)(b)	19,569	5,591,573
LG H&H Co., Ltd.	5,587	2,926,032
LG H&H Co., Ltd. Preference Shares	1,407	353,809
LG Innotek Co., Ltd. (b)	14,718	3,882,405
LG Uplus Corp. (a)	126,205	1,239,305
Lotte Chemical Corp. (b)	7,469	1,035,444
Lotte Corp.	43,163	1,239,972
LOTTE Fine Chemical Co., Ltd.	9,228	465,522
Lotte Food Co., Ltd.	3,727	958,203
Lotte Shopping Co., Ltd.	7,423	594,572
LS Corp.	15,396	754,148
LX Holdings Corp. (a)	31,347	221,148
LX Semicon Co., Ltd.	6,068	447,716
Mando Corp.	18,508	677,800
ME2ON Co., Ltd. (a)	286,618	963,561
Medifron DBT Co., Ltd. (a)	68,502	81,776
MedPacto, Inc. (a)	11,372	202,321
Medytox, Inc. (a)	8,472	718,397
Meritz Financial Group, Inc.	20,943	416,957
Meritz Fire & Marine Insurance Co., Ltd.	29,618	756,190
Meritz Securities Co., Ltd.	297,926	1,041,731
Mirae Asset Securities Co., Ltd.	213,446	1,088,272
Modetour Network, Inc. (a)(b)	228,515	2,815,958
Muhak Co., Ltd.	131,851	673,269
Naturecell Co., Ltd. (a)	12,660	170,146
NAVER Corp.	88,494	16,357,486
NCSoft Corp.	9,282	2,498,505
Netmarble Corp. (e)	34,887	1,851,290
Nexon Games Co. Ltd. (a)(b)	103,263	1,224,777
NH Investment & Securities Co., Ltd.	80,061	558,035
NHN Corp. (a)	7,000	150,685
NongShim Co., Ltd.	2,056	423,583
OCI Co., Ltd.	7,268	803,264
Orientbio, Inc. (a)	31,811	17,959
Security Description	Shares	Value
Orion Corp/Republic of Korea	9,201	$736,987
Orion Holdings Corp.	1,303	15,053
Oscotec, Inc. (a)	13,695	292,696
Ottogi Corp.	3,771	1,231,442
Pan Ocean Co., Ltd.	134,224	614,056
Pearl Abyss Corp. (a)	19,114	752,253
Pharmicell Co., Ltd. (a)	22,326	197,743
POSCO Chemtech Co., Ltd. (b)	16,706	1,376,727
POSCO Holdings, Inc. ADR (b)	207,803	9,251,390
Prostemics Co., Ltd. (a)(b)	49,961	86,385
Rsupport Co., Ltd. (b)	49,250	160,070
S-1 Corp.	20,363	1,006,858
Sajo Industries Co., Ltd.	82,911	2,911,847
Samsung Biologics Co., Ltd. (a)(e)	9,876	6,008,965
Samsung C&T Corp.	51,003	4,831,615
Samsung Electro-Mechanics Co., Ltd.	30,526	3,068,117
Samsung Electronics Co., Ltd. GDR (b)	114,888	125,342,808
Samsung Electronics Co., Ltd. Preference Shares	383,728	15,368,035
Samsung Engineering Co., Ltd. (a)	69,840	1,159,159
Samsung Fire & Marine Insurance Co., Ltd.	18,276	2,829,233
Samsung Heavy Industries Co., Ltd. (a)	412,497	1,928,417
Samsung Life Insurance Co., Ltd. (b)	45,046	2,171,811
Samsung SDI Co., Ltd.	32,480	13,308,195
Samsung SDS Co., Ltd.	20,458	2,048,321
Samsung Securities Co., Ltd.	54,137	1,394,703
SD Biosensor, Inc.	17,286	517,222
Seegene, Inc.	21,767	606,036
Seoulin Bioscience Co., Ltd.	30,379	273,748
Shin Poong Pharmaceutical Co., Ltd. (a)	13,730	231,054
Shinhan Financial Group Co., Ltd.	288,199	8,223,793
Shinsegae Food Co., Ltd.	32,062	1,390,242
Shinsegae, Inc.	5,577	936,372
SillaJen, Inc. (a)(b)(f)	25,450	118,586
SK Biopharmaceuticals Co., Ltd. (a)	11,018	635,589
SK Bioscience Co., Ltd. (a)(b)	10,923	845,473
SK Chemicals Co., Ltd.	6,151	436,312
SK Hynix, Inc.	316,472	22,180,339
SK IE Technology Co., Ltd. (a)(e)	11,918	900,459
SK Innovation Co., Ltd. (a)(b)	36,576	5,408,651
SK, Inc.	21,896	3,625,724
SKC Co., Ltd.	11,009	1,127,693
SM Entertainment Co., Ltd.	10,770	523,403

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
S-Oil Corp.	22,305	$1,786,599
Solus Advanced Materials Co, Ltd.	9,223	320,361
T&R Biofab Co., Ltd. (a)	19,904	228,412
Taihan Electric Wire Co., Ltd. (a)(b)	416,684	592,099
Thumbage Co., Ltd. (a)	249,522	213,316
Wemade Co., Ltd. (b)	15,523	689,831
Wemade Play Co., Ltd. (a)	12,826	214,853
WONIK IPS Co., Ltd.	18,515	424,944
Wonpung Mulsan Co., Ltd. (a)	101,873	58,845
Woori Financial Group, Inc.	376,584	3,509,447
XIILab Co., Ltd. (a)	23,356	227,552
Youlchon Chemical Co., Ltd.	120,627	1,811,635
Yuhan Corp.	29,032	1,252,150
Yungjin Pharmaceutical Co., Ltd. (a)(b)	45,792	127,847
		530,421,763
SPAIN — 2.0%
Abertis Infraestructuras SA (a)	1,256	3,939
Acciona SA (b)	15,116	2,773,430
Acerinox SA (b)	159,366	1,538,802
ACS Actividades de Construccion y Servicios SA (b)	150,319	3,634,902
Aedas Homes SA (e)	13,080	291,267
Aena SME SA (a)(e)	40,429	5,124,812
Almirall SA	87,051	962,859
Amadeus IT Group SA (a)	261,079	14,509,757
Amper SA (a)(b)	3,355,312	710,332
Applus Services SA	135,089	932,110
Atlantica Sustainable Infrastructure PLC	52,267	1,686,133
Atresmedia Corp. de Medios de Comunicacion SA (b)	132,735	457,101
Audax Renovables SA (b)	316,831	376,278
Banco Bilbao Vizcaya Argentaria SA (b)	2,112,470	9,563,829
Banco de Sabadell SA	2,714,534	2,158,514
Banco Santander SA	7,269,384	20,428,200
Bankinter SA	478,813	2,979,422
Befesa SA (e)	35,504	1,722,259
CaixaBank SA	2,472,384	8,573,628
Cellnex Telecom SA (e)	246,553	9,544,809
Cia de Distribucion Integral Logista Holdings SA	69,979	1,365,157
CIE Automotive SA (b)	31,902	789,774
Construcciones y Auxiliar de Ferrocarriles SA	25,139	738,512
Deoleo SA (a)(b)	3,847,185	1,307,163
Distribuidora Internacional de Alimentacion SA (a)	9,873,476	134,189
eDreams ODIGEO SA (a)	161,661	875,464
Ence Energia y Celulosa SA	266,926	910,286
Security Description	Shares	Value
Endesa SA (b)	178,422	$3,357,563
Ercros SA	59,266	232,968
Faes Farma SA	192,056	779,045
Ferrovial SA	231,779	5,861,559
Fluidra SA (b)	59,372	1,200,442
Fomento de Construcciones y Contratas SA	60,459	596,041
Gestamp Automocion SA (b)(e)	98,120	338,923
Global Dominion Access SA (e)	64,098	278,432
Grenergy Renovables SA (a)(b)	29,159	1,032,807
Grifols SA (a)(b)	239,250	4,510,984
Grifols SA ADR (b)	147,632	1,753,868
Grupo Catalana Occidente SA	40,467	1,258,610
Grupo Empresarial San Jose SA	19,967	83,080
Grupo Ezentis SA (a)(b)	1,257,810	80,214
Iberdrola SA	3,094,092	32,010,771
Indra Sistemas SA (a)(b)	291,797	2,783,665
Industria de Diseno Textil SA	628,955	14,196,309
Inmobiliaria Colonial Socimi SA REIT	170,487	1,088,128
Laboratorios Farmaceuticos Rovi SA	23,694	1,446,620
Lar Espana Real Estate Socimi SA REIT	135,088	669,419
Let's GOWEX SA (a)(b)(f)	4,019	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (b)	476,927	627,243
Mapfre SA (b)	561,326	987,062
Mediaset Espana Comunicacion SA (a)	118,295	485,040
Melia Hotels International SA (a)	62,560	396,017
Merlin Properties Socimi SA REIT	183,687	1,767,687
Metrovacesa SA (b)(e)	46,226	327,174
Miquel y Costas & Miquel SA	38,757	526,741
Neinor Homes SA (b)(e)	51,142	639,458
Obrascon Huarte Lain SA (a)(b)	1,039,163	637,713
Oryzon Genomics SA (a)(b)	77,089	192,617
Pharma Mar SA (a)(b)	29,910	2,104,431
Prosegur Cash SA (b)(e)	920,489	598,566
Prosegur Cia de Seguridad SA	154,443	271,903
Red Electrica Corp. SA (b)	253,128	4,770,003
Repsol SA	1,010,653	14,845,048
Sacyr SA (b)	374,987	899,318
Siemens Gamesa Renewable Energy SA (a)	130,578	2,444,943
Solaria Energia y Medio Ambiente SA (a)	70,179	1,485,715

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Soltec Power Holdings SA (a)(b)	77,512	$320,088
Talgo SA (b)(e)	50,378	168,799
Tecnicas Reunidas SA (a)(b)	61,154	450,731
Telefonica SA (b)	2,168,921	11,024,577
Tubacex SA (a)(b)	447,744	1,092,999
Unicaja Banco SA (e)	2,116,900	2,065,941
Viscofan SA	24,542	1,347,015
		218,129,205
SWEDEN — 3.0%
AAK AB	98,919	1,611,100
Acast AB (a)	71,205	110,344
Acconeer AB (a)(b)	43,930	180,695
Acuvi AB (a)	14,072	43,806
Aegirbio AB (a)(b)	80,686	80,785
AFRY AB	82,757	1,133,857
Alfa Laval AB	344,924	8,300,472
Arise AB (a)(b)	28,827	118,010
Arjo AB Class B	43,376	273,867
Assa Abloy AB Class B	578,092	12,258,660
Atlas Copco AB Class A	1,435,572	13,388,529
Atlas Copco AB Class B	914,248	7,631,670
Atrium Ljungberg AB Class B	33,217	434,362
Azelio AB (a)	98,828	54,606
Beijer Alma AB	50,802	834,851
Beijer Ref AB (b)	119,403	1,630,119
BHG Group AB (a)(b)	117,533	371,843
BICO Group AB (a)(b)	62,852	544,160
Bilia AB Class A	175,972	2,529,488
BillerudKorsnas AB (b)	103,640	1,207,080
BillerudKorsnas AB (a)(b)	20,330	238,070
BioInvent International AB (a)	23,396	102,512
Biotage AB	34,010	600,719
Boliden AB (a)	155,273	4,929,843
BoneSupport Holding AB (a)(e)	59,936	412,932
Boozt AB (a)(b)(e)	37,935	249,879
Bravida Holding AB (e)	113,935	990,652
Brighter AB (a)	1,979,850	22,991
Bure Equity AB	47,675	950,020
Byggfakta Group Nordic Holdco AB (a)	22,418	68,124
Camurus AB (a)	19,706	373,836
Cantargia AB (a)(b)	84,304	61,702
Cary Group AB (a)(b)	64,971	401,654
Castellum AB (b)	191,983	2,462,690
Catena AB	27,560	998,329
CDON AB (a)(b)	11,677	311,770
Cell Impact AB (a)	204,668	266,635
Cellavision AB	3,355	110,661
Cibus Nordic Real Estate AB	48,546	748,035
Cint Group AB (a)	146,400	813,619
Ctek AB (a)(b)	43,728	320,213
Desenio Group AB (a)(b)	402,982	71,965
Diamyd Medical AB (a)	163,747	234,577
Dometic Group AB (e)	168,661	987,534
Security Description	Shares	Value
Electrolux AB Class B (b)	282,045	$3,788,894
Electrolux Professional AB Class B	190,759	1,023,845
Elekta AB Class B (b)	151,704	1,046,061
Embracer Group AB (a)(b)	190,913	1,452,984
Enad Global 7 AB (a)	74,171	118,631
Enzymatica AB (a)	98,079	57,427
Epiroc AB Class A	372,775	5,745,829
Epiroc AB Class B	228,537	3,082,130
EQT AB	38,277	782,170
Essity AB Class B	346,178	9,023,181
Evolution AB (e)	129,670	11,769,431
Expres2ion Biotech Holding AB Class A (a)	235,582	266,448
Fabege AB	159,251	1,500,914
Fastighets AB Balder Class B (a)	405,724	1,940,447
G5 Entertainment AB (b)	9,873	183,636
Genovis AB (a)	174,988	735,136
Getinge AB Class B	58,491	1,349,344
H & M Hennes & Mauritz AB Class B (b)	595,051	7,093,646
Hansa Biopharma AB (a)(b)	81,919	390,913
Hemnet Group AB	38,857	476,640
Hexagon AB Class B	1,060,029	10,990,893
Hexatronic Group AB	173,653	1,291,289
Hexpol AB	181,951	1,545,644
HMS Networks AB	29,912	1,274,429
Holmen AB Class B	56,511	2,288,035
Hufvudstaden AB Class A	103,486	1,141,160
Husqvarna AB Class B (b)	240,150	1,763,265
Immunovia AB (a)	27,405	80,177
Industrivarden AB Class A	126,913	2,851,003
Industrivarden AB Class C	95,870	2,128,386
Indutrade AB	152,502	2,776,241
Instalco AB (b)	198,711	820,254
Intervacc AB (a)(b)	19,599	80,367
Intrum AB	41,587	791,977
Investment AB Latour Class B	70,128	1,384,438
Investor AB Class B	913,058	14,985,079
INVISIO AB	19,117	275,355
Irisity AB (a)	49,472	94,914
Isofol Medical AB (a)(b)	274,333	212,026
JM AB	47,289	781,274
Kancera AB (a)(b)	246,620	132,848
Karo Pharma AB (a)(b)	753,751	3,692,478
Kinnevik AB Class B (a)	187,649	3,017,795
KNOW IT AB	223,281	6,222,950
L E Lundbergforetagen AB Class B	41,603	1,688,495
LeoVegas AB (e)	219,816	1,297,780
Lime Technologies AB (b)	3,804	83,227
Lindab International AB	17,754	256,935
Loomis AB	41,497	1,007,519
Lundin Energy AB (b)	132,623	90,465

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Lundin Energy Mergerco AB (b)	131,864	$5,365,437
Lyko Group AB Class A (a)	4,862	92,046
Maha Energy AB (a)	135,964	205,258
Medcap AB (a)	7,413	129,923
Medicover AB Class B	7,041	91,591
MIPS AB	21,274	926,536
Modern Times Group MTG AB Class B (b)	106,098	850,552
Modern Times Group MTG AB Class B	110	268
Mycronic AB	64,812	910,128
NCC AB Class B	82,540	828,831
Net Insight AB Class B (a)	477,924	170,417
Nibe Industrier AB Class B	879,143	6,588,811
Nolato AB Class B	185,100	993,472
Nordisk Bergteknik AB Class B (a)	26,166	101,626
Nyfosa AB	162,498	1,213,098
Oncopeptides AB (a)(b)(e)	282,258	638,203
Pandox AB (a)	43,170	483,205
Peab AB Class B	173,939	1,015,043
PowerCell Sweden AB (a)(b)	30,117	398,527
RaySearch Laboratories AB (a)	21,594	114,635
Readly International AB (a)(b)	350,903	219,156
Rvrc Holding AB (b)	18,087	73,390
Saab AB Class B	57,117	2,355,490
Samhallsbyggnadsbolaget i Norden AB (b)	475,548	790,538
Sandvik AB	759,408	12,290,710
Scandinavian Enviro Systems AB (a)	599,475	101,205
Sectra AB Class B	117,939	1,581,359
Securitas AB Class B	187,013	1,608,172
Sedana Medical AB (a)(b)	139,173	366,695
Skandinaviska Enskilda Banken AB Class A	1,013,579	9,930,649
Skanska AB Class B	233,187	3,568,097
SKF AB Class B	213,352	3,133,427
SSAB AB Class A	210,879	919,254
SSAB AB Class B	357,444	1,476,182
Stillfront Group AB (a)	288,843	636,180
Storskogen Group AB Class B (b)	343,526	485,081
Svenska Cellulosa AB SCA Class B	287,782	4,291,146
Svenska Handelsbanken AB Class A	868,215	7,406,694
Swedbank AB Class A	507,032	6,397,646
SwedenCare AB (b)	109,909	931,192
Swedish Match AB	923,074	9,386,216
Swedish Orphan Biovitrum AB (a)	128,162	2,766,500
Tele2 AB Class B	499,386	5,677,388
Telefonaktiebolaget LM Ericsson Class B	1,871,414	13,928,679
Security Description	Shares	Value
Telia Co. AB	839,109	$3,208,257
Tethys Oil AB	179,911	1,114,853
Thule Group AB (b)(e)	51,726	1,268,492
Trelleborg AB Class B	141,905	2,854,053
Truecaller AB Class B (a)(b)	212,684	1,018,237
Viaplay Group AB Class B (a)	9,270	189,880
Vicore Pharma Holding AB (a)	110,034	283,477
Vimian Group AB (a)(b)	59,550	285,099
Vitec Software Group AB Class B	10,067	435,594
Vitrolife AB	58,325	1,338,685
Volvo AB Class A	119,858	1,925,232
Volvo AB Class B	894,639	13,827,207
Volvo Car AB Class B (a)(b)	64,585	428,323
Wallenstam AB Class B (b)	238,600	1,041,957
Wihlborgs Fastigheter AB	150,126	1,048,219
Xbrane Biopharma AB (a)(b)	70,005	417,404
Xvivo Perfusion AB (a)	7,411	155,128
		328,620,421
SWITZERLAND — 4.9%
ABB, Ltd.	1,168,474	31,074,683
Adecco Group AG (a)	174,354	5,908,021
Alcon, Inc.	299,942	20,891,140
ALSO Holding AG	3,660	719,499
Aryzta AG (a)	233,287	258,544
Ascom Holding AG (b)	18,345	128,770
Bachem Holding AG Class B	18,152	1,258,041
Baloise Holding AG	28,399	4,624,645
Barry Callebaut AG	1,838	4,089,351
Belimo Holding AG	2,550	894,971
BKW AG	11,186	1,164,928
Bucher Industries AG	3,764	1,305,320
Cembra Money Bank AG	15,418	1,098,352
Chocoladefabriken Lindt & Spruengli AG (c)	200	2,028,516
Chocoladefabriken Lindt & Spruengli AG (c)	12	1,254,714
Cie Financiere Richemont SA Class A	304,832	32,366,609
Clariant AG	166,610	3,163,911
Comet Holding AG	32,029	5,031,766
Credit Suisse Group AG (a)	1,089,903	6,170,444
CRISPR Therapeutics AG (a)(b)	38,583	2,344,689
Daetwyler Holding AG Bearer Shares	4,022	828,473
DKSH Holding AG	17,479	1,438,706
dormakaba Holding AG	1,803	784,404
Dufry AG (a)	26,990	870,018
EMS-Chemie Holding AG	3,790	2,812,759
Flughafen Zurich AG (a)	11,260	1,697,204
Forbo Holding AG	357	474,334
Galenica AG (e)	28,234	2,161,751
Geberit AG	22,626	10,843,274
Georg Fischer AG	38,500	1,888,505

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Givaudan SA	5,641	$19,780,474
Helvetia Holding AG	18,659	2,177,062
Holcim AG (a)(c)	354,224	15,114,692
Holcim AG (a)(c)	5,764	247,065
Idorsia, Ltd. (a)(b)	56,679	808,135
Inficon Holding AG	1,375	1,080,065
Interroll Holding AG	220	491,774
IWG PLC (a)	397,134	902,382
Julius Baer Group, Ltd. (a)	192,382	8,849,954
Kuehne + Nagel International AG	56,159	13,257,360
Leonteq AG	26,472	1,465,520
Logitech International SA (b)	98,006	5,105,300
Lonza Group AG	39,644	21,077,763
Medartis Holding AG (a)(e)	1,934	177,572
Medmix AG (e)	43,176	953,403
Meyer Burger Technology AG (a)(b)	209,815	88,673
Mobimo Holding AG	3,749	908,516
Molecular Partners AG (a)(b)	74,937	515,835
Novartis AG	1,280,783	108,164,522
OC Oerlikon Corp. AG	108,357	752,110
Partners Group Holding AG	11,258	10,115,560
PSP Swiss Property AG	22,656	2,513,258
Schindler Holding AG (c)	26,378	4,797,002
Schindler Holding AG (c)	13,254	2,375,710
Schweiter Technologies AG Bearer Shares (b)	317	299,997
SFS Group AG	9,511	958,700
SGS SA	3,719	8,488,029
Sika AG	98,897	22,726,631
Sonova Holding AG	32,324	10,264,267
St Galler Kantonalbank AG	1,763	808,437
Straumann Holding AG	56,880	6,811,816
Sulzer AG	43,870	2,717,388
Swatch Group AG Bearer Shares	17,151	4,057,765
Swatch Group AG	34,000	1,507,244
Swiss Life Holding AG	18,859	9,160,114
Swiss Prime Site AG (a)	41,421	3,623,553
Swisscom AG	15,075	8,304,753
Tecan Group AG	3,457	1,000,972
Temenos AG	56,472	4,814,587
u-blox Holding AG (a)	9,500	959,576
UBS Group AG	1,972,141	31,703,400
Valiant Holding AG	9,167	803,375
VAT Group AG (a)(e)	14,855	3,531,622
Vifor Pharma AG (a)	20,530	3,549,083
Vontobel Holding AG	15,495	1,086,034
VZ Holding AG	7,986	577,251
Zur Rose Group AG (a)(b)	5,003	374,435
Zurich Insurance Group AG	90,185	39,112,981
		538,538,059
TAIWAN — 0.0% (d)
Medtecs International Corp., Ltd. (b)	436,300	62,387
Security Description	Shares	Value
TURKEY — 0.0% (d)
Eldorado Gold Corp. (a)	60,299	$383,778
UNITED ARAB EMIRATES — 0.0% (d)
Borr Drilling, Ltd. (a)	42,810	190,678
UNITED KINGDOM — 10.2%
3i Group PLC	559,921	7,537,756
Abrdn PLC (b)	2,139,935	4,154,252
Admiral Group PLC	142,423	3,881,348
Afren PLC (f)	55,933	—
AO World PLC (a)(b)	181,524	152,112
Argo Blockchain PLC (a)	561,392	228,397
Ashtead Group PLC	255,399	10,666,723
Associated British Foods PLC	207,918	3,984,545
AstraZeneca PLC	864,203	113,349,385
Auto Trader Group PLC (e)	433,703	2,923,244
AVEVA Group PLC (b)	66,075	1,806,310
Aviva PLC (a)	1,353,915	6,598,424
Avon Protection PLC (b)	157,482	1,880,983
B&M European Value Retail SA	451,045	2,008,678
Babcock International Group PLC (a)	301,288	1,129,897
BAE Systems PLC	1,820,200	18,351,919
Balfour Beatty PLC	1,562,357	4,823,202
Barclays PLC	8,187,041	15,224,342
Barratt Developments PLC	936,761	5,203,608
Beazley PLC	307,127	1,861,222
Bellway PLC	58,513	1,524,972
Berkeley Group Holdings PLC (a)	57,339	2,593,220
Big Yellow Group PLC REIT	162,344	2,586,722
Bodycote PLC	122,035	780,301
BP PLC	11,465,468	54,067,815
British American Tobacco PLC	1,283,646	54,866,327
British Land Co. PLC REIT	1,005,723	5,460,881
Britvic PLC	125,124	1,232,370
BT Group PLC (b)	5,490,329	12,421,981
Bunzl PLC	193,108	6,376,599
Burberry Group PLC	319,202	6,361,416
Capita PLC (a)(b)	1,349,455	418,233
Capital & Counties Properties PLC REIT (b)	437,230	744,985
Capricorn Energy PLC (a)(b)	215,459	570,428
Cazoo Group, Ltd. (a)	39,135	28,177
Centrica PLC (a)	3,975,337	3,862,278
CK Hutchison Holdings, Ltd.	1,031,000	6,970,167
Close Brothers Group PLC	86,843	1,081,031
CNH Industrial NV	578,942	6,669,908
Coca-Cola Europacific Partners PLC	134,419	6,937,365
Compass Group PLC	972,980	19,851,478
ConvaTec Group PLC (e)	901,057	2,455,584
Croda International PLC	75,378	5,924,651
Currys PLC	590,762	488,584

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Darktrace PLC (a)(b)	227,985	$815,678
DCC PLC	49,151	3,043,069
Dechra Pharmaceuticals PLC	73,965	3,106,211
Derwent London PLC REIT	65,848	2,088,793
DEV Clever Holdings PLC (a)(b)	3,498,648	1,274,680
Diageo PLC	1,254,945	53,807,220
Diploma PLC	69,644	1,884,424
Direct Line Insurance Group PLC	833,117	2,546,648
Drax Group PLC	223,309	1,743,801
DS Smith PLC	398,474	1,341,929
easyJet PLC (a)	242,008	1,077,462
EnQuest PLC (a)(b)	7,768,546	2,207,676
Entain PLC (a)	318,323	4,813,013
Experian PLC	644,429	18,830,001
Farfetch, Ltd. Class A (a)	157,092	1,124,779
Firstgroup PLC (a)(b)	575,119	890,528
Frasers Group PLC (a)(b)	90,398	730,612
Future PLC	65,012	1,360,374
Games Workshop Group PLC	18,456	1,497,248
Genuit Group PLC	122,041	566,914
Genus PLC	36,478	1,111,062
Grafton Group PLC CDI	126,754	1,195,778
Great Portland Estates PLC REIT	164,221	1,142,781
Gym Group PLC (a)(e)	547,450	1,264,546
Halma PLC	220,506	5,379,972
Hammerson PLC REIT (b)	2,355,296	542,616
Hargreaves Lansdown PLC	114,067	1,091,329
Hays PLC	804,714	1,090,650
Hiscox, Ltd.	170,382	1,950,018
HomeServe PLC	227,995	3,245,134
Howden Joinery Group PLC	345,344	2,527,323
HSBC Holdings PLC	11,249,229	73,171,670
IG Group Holdings PLC	210,201	1,762,699
IMI PLC	134,418	1,914,851
Imperial Brands PLC	556,056	12,398,549
Inchcape PLC	241,293	2,038,081
Indivior PLC (a)	467,735	1,756,382
Informa PLC (a)	691,806	4,442,786
IntegraFin Holdings PLC	122,035	333,166
InterContinental Hotels Group PLC	114,946	6,072,433
Intermediate Capital Group PLC	171,927	2,733,149
International Consolidated Airlines Group SA (a)(b)	393,532	514,343
International Personal Finance PLC	194,906	181,078
Intertek Group PLC	97,160	4,962,910
Intu Properties PLC REIT (a)(b)(f)	315,030	—
Investec PLC	328,242	1,773,122
ITV PLC	2,113,123	1,674,756
J Sainsbury PLC (b)	1,422,362	3,523,871
Security Description	Shares	Value
JD Sports Fashion PLC	1,199,733	$1,681,396
John Wood Group PLC (a)	603,611	1,143,566
Johnson Matthey PLC	115,106	2,691,666
Jupiter Fund Management PLC	484,385	871,215
Just Eat Takeaway.com NV (a)(b)(e)	34,307	537,801
Keller Group PLC	58,362	513,155
Kingfisher PLC	2,259,870	6,704,811
Lancashire Holdings, Ltd.	115,152	563,860
Land Securities Group PLC REIT	712,192	5,743,079
Legal & General Group PLC	3,409,388	9,916,572
Lloyds Banking Group PLC	40,438,222	20,778,525
London Stock Exchange Group PLC	179,803	16,665,369
LondonMetric Property PLC REIT	402,147	1,115,477
M&G PLC	1,472,142	3,479,142
Man Group PLC	1,590,378	4,824,724
Marks & Spencer Group PLC (a)	1,741,678	2,866,070
Marshalls PLC	178,070	968,832
Meggitt PLC (a)	168,766	1,617,118
Melrose Industries PLC	2,414,644	4,389,899
Micro Focus International PLC	207,430	704,854
Moneysupermarket.com Group PLC	480,556	1,016,067
National Express Group PLC (a)	366,285	864,759
National Grid PLC	2,196,873	28,067,281
Natwest Group PLC	2,586,732	6,857,800
Next PLC	123,203	8,767,960
Ninety One PLC	209,400	502,763
Nomad Foods, Ltd. (a)	84,994	1,699,030
Ocado Group PLC (a)	269,028	2,552,345
Oxford Nanopore Technologies PLC (a)(b)	93,400	313,633
Pearson PLC	687,905	6,264,026
Pennon Group PLC	160,118	1,852,187
Pensana PLC (a)(b)	75,420	54,040
Persimmon PLC	73,052	1,652,816
Petrofac, Ltd. (a)	172,282	234,544
Phoenix Group Holdings PLC	323,981	2,322,980
Playtech PLC (a)	282,056	1,854,870
Provident Financial PLC	63,999	155,136
Quilter PLC (e)	1,164,040	1,449,010
Reckitt Benckiser Group PLC	413,619	30,993,119
Redrow PLC	118,736	706,286
RELX PLC (c)	726,147	19,630,409
RELX PLC (c)	587,037	15,846,193
Rentokil Initial PLC	1,066,518	6,147,175
Restaurant Group PLC (a)	1,815,043	981,786
Rightmove PLC	587,994	4,058,884
Rolls-Royce Holdings PLC (a)(b)	5,331,249	5,370,627

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Rotork PLC	631,175	$1,844,272
Royal Mail PLC	263,771	863,948
RS GROUP PLC	319,797	3,375,000
S4 Capital PLC (a)	102,825	286,215
Sage Group PLC	647,016	4,988,059
Schroders PLC (b)	65,891	2,138,170
Segro PLC REIT	570,239	6,764,601
Serco Group PLC	1,044,204	2,209,089
Severn Trent PLC	138,115	4,560,681
Shaftesbury PLC REIT (b)	180,192	1,142,314
Smith & Nephew PLC	551,802	7,689,810
Smiths Group PLC	328,964	5,591,147
Spectris PLC (b)	71,253	2,345,915
Spirax-Sarco Engineering PLC	41,575	4,987,477
Spirent Communications PLC	463,939	1,400,689
SSE PLC	842,700	16,538,419
SSP Group PLC (a)	376,060	1,063,668
St James's Place PLC	301,670	4,039,154
Standard Chartered PLC	1,677,567	12,602,869
Subsea 7 SA	145,668	1,160,950
Tate & Lyle PLC	450,121	4,096,591
Taylor Wimpey PLC	1,420,885	2,012,905
Telecom Plus PLC	35,918	853,219
Tesco PLC	4,026,769	12,494,741
THG PLC (a)(b)	428,798	429,309
Tiziana Life Sciences, Ltd. (a)(b)	213,144	158,899
TP ICAP Group PLC	472,152	643,934
Trainline PLC (a)(e)	162,748	569,230
Travis Perkins PLC	82,046	964,124
Tritax Big Box REIT PLC	1,253,932	2,763,951
Trustpilot Group PLC (a)(b)(e)	316,596	389,873
Ultra Electronics Holdings PLC	64,749	2,722,324
Unilever PLC (c)	1,449,429	65,499,240
Unilever PLC (c)	26,730	1,210,572
UNITE Group PLC REIT	153,057	1,977,764
United Utilities Group PLC	409,522	5,072,909
Victrex PLC	54,674	1,181,235
Virgin Money UK PLC CDI	429,478	652,681
Vodafone Group PLC	16,092,942	24,754,524
Weir Group PLC	66,787	1,105,522
WH Smith PLC (a)	62,186	1,061,836
Whitbread PLC	159,401	4,797,025
Wickes Group PLC	92,316	184,987
Workspace Group PLC REIT	136,290	920,277
WPP PLC	774,147	7,752,583
		1,122,443,494
UNITED STATES — 5.0%
Access Bio, Inc. (a)	28,178	316,851
Accustem Sciences, Inc. (a)	11	5
Adaptimmune Therapeutics PLC ADR (a)(b)	163,747	278,370
Argonaut Gold, Inc. (a)(b)	202,774	70,738
Security Description	Shares	Value
Atlassian Corp. PLC Class A (a)	78,034	$14,623,572
Avast PLC (e)	428,424	2,689,949
Avita Medical, Inc. CDI (a)	602	575
Bausch Health Cos., Inc. (a)	195,077	1,627,217
Carnival PLC (a)(b)	185,142	1,393,144
Cineworld Group PLC (a)(b)	694,165	177,036
Constellium SE (a)	47,182	623,274
CyberArk Software, Ltd. (a)	35,504	4,543,092
Energy Fuels, Inc. (a)(b)	16,832	82,728
Ferguson PLC	185,157	20,660,497
Fiverr International, Ltd. (a)(b)	12,836	441,430
Flex, Ltd. (a)	795,415	11,509,655
Globant SA (a)	23,089	4,017,486
GSK PLC	2,830,788	60,698,689
Inmode, Ltd. (a)	18,440	413,240
International Game Technology PLC (b)	60,404	1,121,098
Jackson Financial, Inc. Class A	114	3,011
James Hardie Industries PLC CDI	242,998	5,308,691
Jazz Pharmaceuticals PLC (a)	6	936
Mind Medicine MindMed, Inc. (a)	550,614	352,448
Nestle SA	1,517,077	176,594,830
Nitro Software, Ltd. (a)(b)	415,429	382,798
Nordic American Tankers, Ltd. (b)	227,961	485,557
Pluristem Therapeutics, Inc. (a)(b)	34,468	42,396
PolyPeptide Group AG (e)	10,279	700,048
Primo Water Corp.	88,749	1,182,678
QIAGEN NV (a)	134,498	6,285,308
REC Silicon ASA (a)(b)	431,160	667,049
Rhi Magnesita NV	19,396	468,989
Roche Holding AG Bearer Shares	1	385
Roche Holding AG	406,858	135,378,509
Schneider Electric SE (c)	329,357	38,874,432
Schneider Electric SE (c)	2,000	235,868
Signify NV (e)	84,815	2,804,627
Sinch AB (a)(b)(e)	357,063	1,160,139
Spotify Technology SA (a)	66,644	6,253,207
Stellantis NV (c)	607,435	7,482,075
Stellantis NV (c)	620,839	7,653,669
Stratasys, Ltd. (a)	26,497	496,554
Swiss Re AG	197,463	15,259,114
Tenaris SA	217,385	2,788,543
UroGen Pharma, Ltd. (a)	80,090	655,937
Waste Connections, Inc. (b)	149,485	18,495,140
		555,301,584

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	388,312	$7,351,121
TOTAL COMMON STOCKS (Cost $11,781,983,306)		10,964,914,495

RIGHTS — 0.0% (d)
AUSTRALIA — 0.0% (d)
carsales.com Ltd. (expiring 07/13/22) (a)	57,915	25,488
CANADA — 0.0% (d)
Pan American Silver Corp. (expiring 02/22/29) (a)(c)	32,412	22,951
ITALY — 0.0% (d)
Saipem SpA (expiring 07/11/22) (a)(b)	11,829	15,582
PORTUGAL — 0.0% (d)
Greenvolt-Energias Renovaveis SA (expiring 07/04/22) (a)(b)	120,376	31,917
SPAIN — 0.0% (d)
Fomento de Construcciones y Contratas SA (expiring 07/04/22) (a)	60,107	21,554
TOTAL RIGHTS (Cost $2,259,442)		117,492
WARRANTS — 0.0% (d)
AUSTRALIA — 0.0% (d)
Magellan Financial Group, Ltd. (expiring 04/16/27) (a)(b)	10,006	5,057
FRANCE — 0.0% (d)
Technicolor SA (expiring 9/22/24) (a)(b)	7,094	1,483
TOTAL WARRANTS (Cost $0)		6,540
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (g)(h)	16,346,592	16,344,958
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i)(j)	153,807,759	$153,807,759
TOTAL SHORT-TERM INVESTMENTS (Cost $170,152,721)		170,152,717
TOTAL INVESTMENTS — 100.8% (Cost $11,954,395,469)		11,135,191,244
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(92,146,269)
NET ASSETS — 100.0%		$11,043,044,975
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the securities is $447,988, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At June 30, 2022, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	550	09/16/2022	$51,945,146	$51,056,500	$(888,646)
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,956,547,125	$7,919,382	$447,988	$10,964,914,495
Rights	60,087	57,405	—	117,492
Warrants	6,540	—	—	6,540
Short-Term Investments	170,152,717	—	—	170,152,717
TOTAL INVESTMENTS	$11,126,766,469	$7,976,787	$447,988	$11,135,191,244
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$(888,646)	$—	$—	$(888,646)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(888,646)	$—	$—	$(888,646)
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$11,125,877,823	$7,976,787	$447,988	$11,134,302,598
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	17.4%
Industrials	15.6
Health Care	11.4
Consumer Discretionary	10.8
Information Technology	9.5
Consumer Staples	8.9
Materials	8.2
Energy	5.7
Communication Services	5.0
Real Estate	3.5
Utilities	3.3
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,575,064	$5,576,179	$622,035,482	$611,263,181	$(3,518)	$(4)	16,346,592	$16,344,958	$79,431
State Street Navigator Securities Lending Portfolio II	168,665,275	168,665,275	1,733,617,912	1,748,475,428	—	—	153,807,759	153,807,759	2,111,749
Total		$174,241,454	$2,355,653,394	$2,359,738,609	$(3,518)	$(4)		$170,152,717	$2,191,180
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 8.5%
4DMedical, Ltd. (a)(b)	338,593	$137,372
88 Energy, Ltd. (a)(b)	9,946,972	54,720
Abacus Property Group REIT	216,194	382,071
Accent Group, Ltd.	292,423	249,345
Adairs, Ltd. (b)	81,779	107,409
Adbri, Ltd.	243,899	405,876
Aeris Resources, Ltd. (a)(b)	1,602,569	73,834
AET&D Holdings No. 1 Pty, Ltd. (b)(c)	110,316	—
Alkane Resources, Ltd. (a)	241,000	102,749
Alliance Aviation Services, Ltd. (a)(b)	60,393	148,259
AMA Group, Ltd. (a)(b)	435,612	50,923
Anteotech, Ltd. (a)	1,373,632	61,398
Appen, Ltd. (b)	50,884	196,296
Archer Materials, Ltd. (a)(b)	171,193	64,746
Ardent Leisure Group, Ltd. (a)	193,596	186,377
Arena REIT (b)	221,155	649,370
AUB Group, Ltd.	37,668	457,955
Audinate Group, Ltd. (a)(b)	49,363	255,941
Aurelia Metals, Ltd. (a)	585,144	102,605
Aussie Broadband, Ltd. (a)	60,988	138,816
Austal, Ltd.	154,060	190,691
Australian Agricultural Co., Ltd. (a)(b)	207,421	308,087
Australian Ethical Investment, Ltd.	56,684	181,641
Australian Finance Group, Ltd. (b)	163,474	169,744
Australian Strategic Materials, Ltd. (a)	45,473	107,880
AVZ Minerals, Ltd. (a)(b)	1,396,999	749,304
Baby Bunting Group, Ltd. (b)	96,278	270,119
Beach Energy, Ltd.	847,672	1,005,505
Bega Cheese, Ltd.	96,442	253,336
Bellevue Gold, Ltd. (a)	325,062	143,059
Betmakers Technology Group, Ltd. (a)(b)	695,626	162,638
Bigtincan Holdings, Ltd. (a)(b)	202,462	69,612
Blackmores, Ltd.	9,054	438,309
Boss Energy, Ltd. (a)	124,562	151,609
BrainChip Holdings, Ltd. (a)(b)	620,347	341,265
Bravura Solutions, Ltd.	102,956	100,179
Bubs Australia, Ltd. (a)(b)	479,565	199,513
BWP Trust REIT (b)	182,823	489,044
BWX, Ltd.	63,722	28,044
Calix, Ltd. (a)(b)	72,110	303,469
Capricorn Metals, Ltd. (a)	114,472	246,383
Carbon Revolution, Ltd. (a)(b)	66,523	13,495
Carnarvon Energy, Ltd. (a)	591,997	79,382
Catapult Group International, Ltd. (a)(b)	120,302	68,249
Cedar Woods Properties, Ltd. (b)	71,289	180,401
Security Description	Shares	Value
Cenntro Electric Group, Ltd. (a)(b)	108,153	$163,311
Centuria Capital Group	259,800	323,359
Centuria Industrial REIT	146,905	283,864
Centuria Office REIT	137,418	160,642
Cettire, Ltd. (a)(b)	129,427	33,820
Chalice Mining, Ltd. (a)(b)	151,164	392,923
Charter Hall Retail REIT	401,574	1,041,057
Charter Hall Social Infrastructure REIT (b)	193,804	450,450
City Chic Collective, Ltd. (a)(b)	98,665	124,160
Clinuvel Pharmaceuticals, Ltd. (b)	22,476	229,516
Clover Corp., Ltd. (b)	68,755	47,043
Collins Foods, Ltd.	55,820	380,392
Cooper Energy, Ltd. (a)(b)	992,145	167,151
Core Lithium, Ltd. (a)(b)	755,820	496,351
Costa Group Holdings, Ltd.	237,404	466,898
Credit Corp. Group, Ltd.	28,752	400,962
Cromwell Property Group REIT	439,156	227,999
Dacian Gold, Ltd. (a)	788,780	44,477
Data#3, Ltd.	48,776	156,300
De Grey Mining, Ltd. (a)	576,240	318,982
Deep Yellow, Ltd. (a)(b)	231,695	94,798
Deterra Royalties, Ltd.	311,166	907,247
Dexus Industria REIT (b)	152,401	282,956
Dicker Data, Ltd. (b)	37,904	287,754
Dubber Corp., Ltd. (a)(b)	278,805	123,660
Eclipx Group, Ltd. (a)	160,009	253,069
Elders, Ltd.	78,423	678,948
Electro Optic Systems Holdings, Ltd. (a)(b)	49,545	35,432
Elmo Software, Ltd. (a)(b)	45,172	69,891
Emeco Holdings, Ltd. (b)	216,680	96,850
EML Payments, Ltd. (a)(b)	245,970	208,044
Estia Health, Ltd. (b)	108,729	142,806
EVENT Hospitality and Entertainment, Ltd. (a)	20,200	181,271
Falcon Metals, Ltd. (a)	51,122	6,679
Family Zone Cyber Safety, Ltd. (a)(b)	717,561	148,029
Firefinch, Ltd. (a)(b)	452,763	62,269
G8 Education, Ltd. (b)	28,663	20,794
GDI Property Group Partnership REIT (b)	238,203	149,058
Genworth Mortgage Insurance Australia, Ltd.	97,072	153,529
Gold Road Resources, Ltd. (b)	503,140	390,962
GrainCorp, Ltd. Class A	114,616	749,537
GUD Holdings, Ltd.	69,681	382,850
GWA Group, Ltd.	151,452	204,647
Hansen Technologies, Ltd.	106,473	380,724
Home Consortium, Ltd. REIT	123,730	383,724
HomeCo Daily Needs REIT (b)	618,404	544,314
Hotel Property Investments REIT	102,933	219,424
HUB24, Ltd. (b)	32,484	452,784

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Humm Group, Ltd. (b)	126,021	$35,530
Imdex, Ltd.	339,481	430,704
Immutep, Ltd. ADR (a)(b)	55,053	111,758
Imugene, Ltd. (a)	2,277,256	281,872
Infomedia, Ltd. (b)	231,325	265,648
Ingenia Communities Group REIT	201,286	550,889
Inghams Group, Ltd. (b)	93,114	165,197
Integral Diagnostics, Ltd.	70,139	146,140
Integrated Research, Ltd. (a)(b)	156,199	45,112
InvoCare, Ltd. (b)	136,063	978,677
ioneer, Ltd. (a)	785,189	221,373
IPH, Ltd.	113,700	637,996
Irongate Group REIT (b)	231,707	302,733
iSignthis, Ltd. (c)	218,742	80,474
Johns Lyng Group, Ltd.	45,713	180,434
Jumbo Interactive, Ltd.	14,390	140,711
Jupiter Mines, Ltd.	1,045,498	140,193
Karoon Energy, Ltd. (a)	665,309	796,050
Kelsian Group, Ltd.	66,830	261,947
Kogan.com, Ltd. (a)(b)	69,108	132,112
Lifestyle Communities, Ltd.	36,555	341,110
Link Administration Holdings, Ltd.	199,255	519,297
Liontown Resources, Ltd. (a)	973,026	705,902
Lovisa Holdings, Ltd.	39,897	378,880
MA Financial Group, Ltd. (b)	35,902	111,096
MACA, Ltd.	343,729	156,001
Mach7 Technologies, Ltd. (a)(b)	370,449	124,822
Mayne Pharma Group, Ltd. (a)(b)	1,027,643	176,665
McMillan Shakespeare, Ltd.	45,762	306,501
McPherson's, Ltd. (b)	73,293	33,012
Medical Developments International, Ltd. (a)	40,317	40,477
Megaport, Ltd. (a)(b)	72,786	272,780
Mesoblast, Ltd. (a)(b)	184,510	77,396
Mincor Resources NL (a)	219,365	251,913
Minerals 260, Ltd. (a)	60,405	9,761
Monadelphous Group, Ltd. (b)	51,375	351,514
Monash IVF Group, Ltd.	350,058	226,274
Money3 Corp., Ltd.	85,986	115,891
Morella Corp., Ltd. (a)	33,054	386
Mount Gibson Iron, Ltd. (b)	375,069	139,275
Myer Holdings, Ltd.	480,471	107,379
Nanosonics, Ltd. (a)(b)	159,313	368,093
National Storage REIT (b)	909,420	1,338,276
Nearmap, Ltd. (a)(b)	217,806	154,268
Neometals, Ltd. (a)	333,485	207,536
New Hope Corp., Ltd. (b)	440,173	1,047,290
Nick Scali, Ltd. (b)	45,808	260,189
Novonix, Ltd. (a)	136,808	214,493
NRW Holdings, Ltd.	216,190	251,984
Nufarm, Ltd.	184,202	644,733
Nuix, Ltd. (a)(b)	161,532	84,419
Security Description	Shares	Value
OceanaGold Corp. (a)(b)	353,676	$677,220
OFX Group, Ltd. (a)	248,009	390,544
Omni Bridgeway, Ltd. (a)(b)	130,568	318,737
oOh!media, Ltd.	317,122	263,863
Opthea, Ltd. (a)(b)	178,813	135,257
Pact Group Holdings, Ltd.	57,521	71,396
Paladin Energy, Ltd. (a)(b)	1,312,488	523,469
Paradigm Biopharmaceuticals, Ltd. (a)(b)	120,603	80,030
Peninsula Energy, Ltd. (a)	961,542	102,487
Perenti Global, Ltd.	479,894	216,149
Perpetual, Ltd.	31,359	622,769
Perseus Mining, Ltd.	616,465	671,901
Platinum Asset Management, Ltd. (b)	75,755	90,642
PointsBet Holdings, Ltd. (a)(b)	94,551	174,248
PolyNovo, Ltd. (a)(b)	380,971	354,976
PPK Group, Ltd. (a)	22,881	32,098
PPK MINING EQUIPMENT GROUP (c)	22,984	—
Praemium, Ltd. (a)(b)	313,444	100,226
Ramelius Resources, Ltd.	326,436	195,292
Red 5, Ltd. (a)	1,373,632	236,145
Redbubble, Ltd. (a)	184,411	114,129
Regis Resources, Ltd.	444,645	397,488
Reject Shop, Ltd. (a)(b)	33,221	74,244
Renascor Resources, Ltd. (a)	1,748,260	180,329
Resolute Mining, Ltd. (a)	586,418	90,731
RPMGlobal Holdings, Ltd. (a)(b)	155,927	176,918
Rural Funds Group REIT (b)	217,259	374,989
Sandfire Resources, Ltd.	229,745	703,030
Select Harvests, Ltd. (b)	52,741	170,457
Service Stream, Ltd. (a)	239,119	143,876
Sigma Healthcare, Ltd. (b)	492,979	196,618
Silver Lake Resources, Ltd. (a)	391,914	326,095
Silver Mines, Ltd. (a)	1,015,864	90,813
SmartGroup Corp., Ltd.	107,723	452,603
SolGold PLC (a)(b)	746,575	264,750
Southern Cross Media Group, Ltd.	153,907	105,305
SpeedCast International, Ltd. (a)(b)(c)	131,112	—
Splitit, Ltd. (a)	133,893	11,969
St Barbara, Ltd.	394,391	203,402
Starpharma Holdings, Ltd. (a)	262,225	133,436
Strike Energy, Ltd. (a)	1,890,193	331,447
Superloop, Ltd. (a)(b)	114,778	56,828
Symbio Holdings, Ltd. (b)	51,596	124,180
Syrah Resources, Ltd. (a)(b)	317,670	269,781
Talga Group, Ltd. (a)(b)	184,911	129,697
Tassal Group, Ltd.	163,113	537,269
Telix Pharmaceuticals, Ltd. (a)	148,511	462,620
Temple & Webster Group, Ltd. (a)	36,271	82,807
Tyro Payments, Ltd. (a)(b)	196,937	81,254
United Malt Grp, Ltd. (b)	116,506	261,977

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Uniti Group, Ltd. (a)	307,839	$1,041,493
Vista Group International, Ltd. (a)	127,929	135,218
Vita Group, Ltd.	280	36
Vulcan Energy Resources, Ltd. (a)(b)	52,707	196,442
Waypoint REIT, Ltd.	322,639	514,722
Webjet, Ltd. (a)(b)	182,030	668,424
Weebit Nano, Ltd. (a)(b)	93,961	153,777
West African Resources, Ltd. (a)	430,914	358,545
Westgold Resources, Ltd.	220,424	179,616
Whispir, Ltd. (a)(b)	128,808	66,431
Whitehaven Coal, Ltd.	429,459	1,429,337
Wisr, Ltd. (a)(b)	925,096	47,075
		55,119,497
AUSTRIA — 0.4%
AT&S Austria Technologie & Systemtechnik AG	13,662	728,430
DO & Co. AG (a)(b)	4,083	339,352
FACC AG (a)(b)	12,272	87,371
Kontron AG (b)	25,499	374,810
Palfinger AG	5,887	134,170
Porr AG	8,784	112,586
S IMMO AG	32,584	774,977
Schoeller-Bleckmann Oilfield Equipment AG	5,449	305,910
		2,857,606
BELGIUM — 1.1%
AGFA-Gevaert NV (a)	101,819	374,160
Befimmo SA REIT	7,949	392,245
Biocartis Group NV (a)(b)(d)	19,737	39,411
Care Property Invest NV REIT (b)	4,736	118,087
Econocom Group SA (b)	54,579	190,579
Euronav NV	94,011	1,129,281
Fagron	25,842	417,135
Gimv NV	2,452	135,094
Intervest Offices & Warehouses NV REIT	15,071	393,899
Ion Beam Applications	12,120	197,159
Kinepolis Group NV (a)	9,701	464,702
Materialise NV ADR (a)	20,462	278,692
Mithra Pharmaceuticals SA (a)(b)	8,114	61,670
Ontex Group NV (a)(b)	44,344	346,305
Orange Belgium SA (a)	7,963	149,183
Recticel SA	33,111	492,930
Retail Estates NV REIT	5,937	394,134
Tessenderlo Group SA (a)	29,002	915,668
X-Fab Silicon Foundries SE (a)(d)	49,758	323,301
Xior Student Housing NV REIT (b)	3,843	166,934
		6,980,569
Security Description	Shares	Value
BOSNIA AND HERZEGOVINA — 0.0% (e)
Adriatic Metals PLC ADR (a)	82,343	$110,415
BRAZIL — 0.0% (e)
ERO Copper Corp. (a)(b)	31,634	266,570
BURKINA FASO — 0.1%
IAMGOLD Corp. (a)(b)	227,318	364,780
CAMEROON — 0.2%
Golar LNG, Ltd. (a)	41,872	952,588
CANADA — 9.4%
Absolute Software Corp. (b)	18,666	160,621
AcuityAds Holdings, Inc. (a)(b)	28,427	66,553
Advantage Energy, Ltd. (a)	206,647	1,281,581
Aecon Group, Inc. (b)	31,884	324,537
Ag Growth International, Inc. (b)	7,142	164,383
AGF Management, Ltd. Class B (b)	29,620	147,187
Aimia, Inc. (a)(b)	72,430	258,288
AirBoss of America Corp. (b)	6,972	83,937
Alaris Equity Partners Income	25,830	331,198
Alexco Resource Corp. (a)(b)	66,511	25,780
Altius Minerals Corp. (b)	41,028	576,959
Americas Gold & Silver Corp. (a)(b)	72,481	50,570
Andlauer Healthcare Group, Inc. (b)	6,879	233,255
Artis Real Estate Investment Trust	88,095	803,130
Athabasca Oil Corp. (a)(b)	307,505	593,579
Atrium Mortgage Investment Corp. (b)	39,167	342,800
Aurinia Pharmaceuticals, Inc. (a)	52,816	530,801
Aurora Cannabis, Inc. (a)(b)	115,288	151,936
AutoCanada, Inc. (a)(b)	18,597	354,078
Automotive Properties Real Estate Investment Trust	15,296	159,962
Aya Gold & Silver, Inc. (a)	37,618	191,305
Badger Infrastructure Solutions, Ltd. (b)	16,989	371,929
Baytex Energy Corp. (a)(b)	404,641	1,960,546
BELLUS Health, Inc. (a)(b)	74,012	679,904
Birchcliff Energy, Ltd.	115,666	784,587
Boardwalk Real Estate Investment Trust	23,815	773,187
Burcon NutraScience Corp. (a)(b)	72,175	28,535
Calian Group, Ltd. (b)	1,982	96,891
Calibre Mining Corp. (a)(b)	78,405	58,958
Canaccord Genuity Group, Inc.	61,265	400,375
Capstone Mining Corp. (a)(b)	99,859	251,593
Cardinal Energy, Ltd. (b)	69,740	390,884
Cascades, Inc. (b)	28,652	225,005
Celestica, Inc. (a)(b)	64,891	629,819
Cineplex, Inc. (a)(b)	19,971	167,360
Cogeco, Inc.	4,914	259,995

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Colossus Minerals, Inc. (b)(c)	390	$—
Converge Technology Solutions Corp. (a)	88,950	353,745
Copper Mountain Mining Corp. (a)(b)	77,670	102,360
Corus Entertainment, Inc. Class B (b)	179,105	490,128
Crescent Point Energy Corp.	268,420	1,903,983
Denison Mines Corp. (a)(b)	339,203	333,957
Diversified Royalty Corp. (b)	69,867	139,739
Doman Building Materials Group, Ltd. (b)	65,291	317,357
Dorel Industries, Inc. Class B (b)	19,308	96,693
Dream Office Real Estate Investment Trust	38,569	579,454
DREAM Unlimited Corp. Class A	24,724	610,457
Dundee Precious Metals, Inc.	86,766	431,156
ElectraMeccanica Vehicles Corp. (a)(b)	63,507	85,734
Endeavour Silver Corp. (a)(b)	92,189	288,727
Enerplus Corp. (b)	111,882	1,475,338
Enthusiast Gaming Holdings, Inc. (a)(b)	53,154	105,076
Equinox Gold Corp. (a)(b)	122,456	544,903
Essa Pharma, Inc. (a)(b)	24,411	76,895
Exchange Income Corp. (b)	23,651	772,629
Extendicare, Inc. (b)	51,490	273,826
Fiera Capital Corp. (b)	34,407	248,060
Firm Capital Mortgage Investment Corp.	34,919	311,576
Fission Uranium Corp. (a)(b)	228,462	108,037
Fortuna Silver Mines, Inc. (a)(b)	121,704	345,313
GASFRAC Energy Services, Inc. (a)(c)	21,904	—
Global Atomic Corp. (a)(b)	61,710	134,906
GoGold Resources, Inc. (a)	86,548	137,543
GoldMining, Inc. (a)(b)	80,678	75,052
Goodfood Market Corp. (a)(b)	35,895	44,523
Hardwoods Distribution, Inc. (b)	10,253	224,621
Headwater Exploration, Inc. (a)(b)	62,771	263,259
Heroux-Devtek, Inc. (a)(b)	12,709	136,947
HEXO Corp. (a)(b)	132,799	27,796
Home Capital Group, Inc. (b)	31,847	601,413
Hudbay Minerals, Inc. (b)	174,513	710,255
Hut 8 Mining Corp. (a)(b)	62,771	84,671
i-80 Gold Corp. (a)(b)	35,321	63,526
IMV, Inc. (a)(b)	124,418	81,984
Interfor Corp. (a)(b)	30,213	607,562
InterRent Real Estate Investment Trust	40,553	376,937
Jamieson Wellness, Inc. (b)(d)	18,483	513,102
K92 Mining, Inc. (a)	115,614	696,400
Security Description	Shares	Value
Karora Resources, Inc. (a)	61,787	$159,024
Killam Apartment Real Estate Investment Trust	42,435	564,177
Knight Therapeutics, Inc. (a)(b)	80,242	332,177
Largo, Inc. (a)(b)	19,124	130,315
Laurentian Bank of Canada (b)	41,037	1,230,521
Liberty Gold Corp. (a)	85,260	36,353
LifeWorks, Inc. (b)	35,968	861,035
Lightstream Resources, Ltd. (a)(b)(c)	64,736	—
MAG Silver Corp. (a)(b)	55,367	674,302
Major Drilling Group International, Inc. (a)(b)	36,280	253,970
Marathon Gold Corp. (a)	92,156	94,303
Martinrea International, Inc. (b)	76,539	493,073
MEG Energy Corp. (a)(b)	136,011	1,878,922
Milestone Pharmaceuticals, Inc. (a)(b)	21,608	128,352
Minto Apartment Real Estate Investment Trust (d)	21,253	241,206
Morguard North American Residential Real Estate Investment Trust	22,789	289,379
MTY Food Group, Inc. (b)	10,914	433,616
Mullen Group, Ltd.	66,075	578,307
Neptune Wellness Solutions, Inc. (b)	9,001	12,351
New Gold, Inc. (a)(b)	378,915	402,429
New Pacific Metals Corp. (a)	58,226	165,657
NexGen Energy, Ltd. (a)(b)	161,469	578,307
NFI Group, Inc. (b)	38,015	394,605
North American Construction Group, Ltd. (b)	20,730	227,075
North West Co., Inc. (b)	30,236	780,307
NuVista Energy, Ltd. (a)	61,078	488,643
Optiva, Inc. (a)	2	36
Organigram Holdings, Inc. (a)(b)	208,596	190,816
Orla Mining, Ltd. (a)(b)	50,471	137,725
Osisko Mining, Inc. (a)(b)	99,829	236,813
Paramount Resources, Ltd. Class A (b)	24,723	589,159
Parex Resources, Inc. (b)	54,237	916,599
Park Lawn Corp. (b)	14,234	375,616
Peyto Exploration & Development Corp. (b)	46,975	438,450
Points.com, Inc. (a)	22,332	558,077
Polaris Infrastructure, Inc. (b)	30,253	456,627
Poseidon Concepts Corp. (a)(c)	43,064	—
Precision Drilling Corp. (a)(b)	13,791	884,262
Profound Medical Corp. (a)(b)	9,673	70,488
PyroGenesis Canada, Inc. (a)(b)	48,079	92,807
Real Matters, Inc. (a)(b)	41,437	163,185
Recipe Unlimited Corp. (a)(b)	921	8,925

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Repare Therapeutics, Inc. (a)(b)	22,630	$316,594
Richelieu Hardware, Ltd. (b)	15,528	405,429
Rogers Sugar, Inc. (b)	70,190	329,198
Russel Metals, Inc.	35,638	718,866
Sabina Gold & Silver Corp. (a)	104,002	85,462
Sandstorm Gold, Ltd. (b)	115,741	685,500
Savaria Corp. (b)	26,078	263,620
Seabridge Gold, Inc. (a)(b)	26,038	321,955
Secure Energy Services, Inc.	82,273	382,680
ShawCor, Ltd. (a)(b)	57,130	252,888
Sienna Senior Living, Inc. (b)	42,079	423,742
Sierra Wireless, Inc. (a)(b)	19,053	445,326
Silvercorp Metals, Inc. (b)	69,439	171,720
SilverCrest Metals, Inc. (a)(b)	60,453	368,824
Skeena Resources, Ltd. (a)(b)	19,760	104,165
Slate Grocery REIT Class U	12,129	136,809
Slate Office REIT	39,956	144,033
Sleep Country Canada Holdings, Inc. (d)	18,645	347,186
Solaris Resources, Inc. (a)(b)	20,608	119,180
Southern Pacific Resource Corp. (a)(c)	281,142	—
Sprott, Inc. (b)	14,201	492,320
Sundial Growers, Inc. (a)(b)	1,492,312	486,643
SunOpta, Inc. (a)(b)	35,032	272,549
Tamarack Valley Energy, Ltd. (b)	93,835	314,978
Taseko Mines, Ltd. (a)(b)	106,093	115,967
TECSYS, Inc. (b)	4,752	123,373
Theratechnologies, Inc. (a)(b)	59,730	135,208
Timbercreek Financial Corp. (b)	28,380	174,907
Torex Gold Resources, Inc. (a)(b)	41,877	322,693
Transat AT, Inc. (a)(b)	45,940	127,497
Transcontinental, Inc. Class A (b)	37,669	447,081
Trisura Group, Ltd. (a)(b)	17,275	446,355
True North Commercial Real Estate Investment Trust	56,142	273,322
Twin Butte Energy, Ltd. (a)(c)	83,708	—
Uni-Select, Inc. (a)(b)	40,847	905,635
Valens Co., Inc. (a)(b)	48,643	31,299
Valeura Energy, Inc. (a)	174	70
Vermilion Energy, Inc. (b)	85,698	1,627,661
Victoria Gold Corp. (a)	14,054	108,841
Wajax Corp.	13,106	204,319
Wallbridge Mining Co., Ltd. (a)(b)	216,719	31,921
Well Health Technologies Corp. (a)(b)	66,305	157,802
Wesdome Gold Mines, Ltd. (a)(b)	97,455	842,376
Western Forest Products, Inc. (b)	210,436	236,546
Security Description	Shares	Value
Westport Fuel Systems, Inc. (a)(b)	61,922	$61,924
Westshore Terminals Investment Corp. (b)	32,253	798,855
Xenon Pharmaceuticals, Inc. (a)	29,151	886,773
Zymeworks, Inc. (a)	22,957	121,672
		61,007,403
CHINA — 0.5%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	140,363
BOE Varitronix, Ltd. (b)	175,000	351,474
China Glass Holdings, Ltd.	524,000	102,170
China Shandong Hi-Speed Financial Group, Ltd. (a)(b)	4,332,000	480,294
China Tobacco International HK Co., Ltd. (b)	192,000	311,724
China Yuchai International, Ltd.	9,059	79,900
GCL New Energy Holdings, Ltd. (a)(b)	4,866,000	125,263
Greenland Hong Kong Holdings, Ltd.	197,000	38,913
HG Semiconductor, Ltd. (a)(b)	216,882	102,541
Inspur International, Ltd. (a)	374,000	134,883
Road King Infrastructure, Ltd. (b)	535,482	382,148
Towngas Smart Energy Co., Ltd.	207,080	110,310
Vesync Co., Ltd.	146,000	89,308
VSTECS Holdings, Ltd.	560,000	448,174
Zensun Enterprises, Ltd. (b)	251,326	99,288
		2,996,753
COLOMBIA — 0.1%
Canacol Energy, Ltd. (b)	57,503	112,336
GCM Mining Corp. (b)	38,999	106,117
Gran Tierra Energy, Inc. (a)	190,326	218,367
		436,820
DENMARK — 1.0%
Alm Brand A/S	224,024	327,847
AMAG Pharmaceuticals, Inc. (c)	308,573	—
Asetek A/S (a)	14,912	29,915
Atlantic Sapphire ASA (a)(b)	33,601	65,401
Bang & Olufsen A/S (a)	58,080	113,166
Better Collective A/S (a)	13,919	185,815
cBrain A/S	9,377	223,175
Cementir Holding NV	38,492	249,095
D/S Norden A/S	8,615	297,931
Drilling Co. of 1972 A/S (a)	17,672	726,919
FLSmidth & Co. A/S	11,546	283,158
H&H International A/S Class B (a)	33,115	618,228
Matas A/S	29,668	308,844
NNIT A/S (a)(d)	8,702	89,915

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
NTG Nordic Transport Group A/S Class A (a)	5,265	$186,890
Per Aarsleff Holding A/S	12,975	386,695
RTX A/S (a)	4,630	89,823
Scandinavian Tobacco Group A/S Class A (d)	33,460	652,892
Spar Nord Bank A/S	39,025	412,011
Sydbank A/S	37,499	1,144,999
Zealand Pharma A/S (a)	24,334	317,459
		6,710,178
EGYPT — 0.2%
Centamin PLC	466,019	444,389
Energean PLC (a)	43,451	579,932
		1,024,321
FINLAND — 0.7%
Aktia Bank Oyj	26,665	254,795
BasWare Oyj (a)	4,994	207,273
Bittium Oyj (b)	11,923	63,820
Caverion Oyj	72,299	333,708
Citycon Oyj (b)	55,679	377,198
Finnair Oyj (a)(b)	351,137	150,142
Harvia Oyj (b)	6,749	190,928
Kamux Corp.	16,068	130,523
Marimekko Oyj	16,899	218,012
Musti Group Oyj	9,728	173,299
Oriola Oyj Class B	39,298	77,895
Raisio Oyj Class V	50,873	103,179
Remedy Entertainment Oyj (b)	9,607	243,558
Revenio Group Oyj	11,441	508,581
Rovio Entertainment Oyj (d)	31,193	215,068
Talenom Oyj (b)	14,675	148,817
Tecnotree Oyj (a)(b)	145,143	124,275
Terveystalo Oyj (d)	29,729	317,640
Tokmanni Group Corp.	24,593	288,732
WithSecure Oyj (a)	71,520	373,853
YIT Oyj	79,990	265,929
		4,767,225
FRANCE — 1.5%
AB Science SA (a)	23,580	201,897
AKWEL	11,375	190,510
Albioma SA	13,528	705,445
Aubay	6,013	304,256
Bastide le Confort Medical	1,913	70,598
Beneteau SA	31,357	315,692
Bigben Interactive	24,973	418,773
Boiron SA	3,647	157,086
Bonduelle SCA	14,639	238,136
Carbios (a)	5,189	162,203
Cellectis SA (a)	31,673	87,814
Chargeurs SA	11,445	176,726
Cie des Alpes (a)	6,385	95,322
Claranova SADIR (a)	50,664	184,748
Coface SA (a)	47,329	493,069
DBV Technologies SA (a)	26,499	116,853
Security Description	Shares	Value
Derichebourg SA	33,510	$192,682
Elior Group SA (a)(d)	69,148	153,112
Esker SA	2,534	337,239
Etablissements Maurel et Prom SA (a)	2,224	10,358
Fnac Darty SA	13,138	555,448
Focus Home Interactive SA (a)	3,897	185,576
GL Events (a)	10,009	162,400
Innate Pharma SA (a)	57,433	153,951
Kaufman & Broad SA	10,329	280,760
LNA Sante SA	8,247	290,556
Maisons du Monde SA (d)	30,445	302,373
Manitou BF SA	6,745	125,236
McPhy Energy SA (a)	5,634	75,452
Mersen SA	8,506	252,994
Nacon SA (a)	4,948	30,572
Nanobiotix SA (a)	15,222	53,550
Nicox (a)	19,758	35,487
Novacyt SA (a)	37,636	73,401
Poxel SA (a)	18,214	30,276
Quadient SA	20,590	350,440
Rallye SA (a)	28,846	83,837
Sequans Communications SA ADR (a)	27,168	73,082
SMCP SA (a)(d)	31,813	166,161
Solutions 30 SE (a)	83,471	313,106
Technicolor SA (a)	65,455	193,246
Vallourec SA (a)	71,805	854,655
Valneva SE (a)	46,821	531,341
Verimatrix SA (a)	36,153	26,079
Vilmorin & Cie SA	4,496	189,189
		10,001,687
GABON — 0.0% (e)
BW Energy, Ltd. (a)	12,514	32,375
GERMANY — 2.7%
2G Energy AG	1,554	147,029
Aareal Bank AG (a)	31,899	1,060,492
Affimed NV (a)	73,989	204,950
Allgeier SE	2,526	88,995
Amadeus Fire AG	3,570	444,138
Atoss Software AG	993	125,614
Aumann AG (d)	391	5,159
AURELIUS Equity Opportunities SE & Co. KGaA	17,392	369,104
Bertrandt AG	3,213	120,085
bet-at-home.com AG (a)	1,994	24,307
Bilfinger SE	21,149	616,433
Borussia Dortmund GmbH & Co. KGaA (a)	53,586	200,445
CECONOMY AG	118,076	328,357
Cewe Stiftung & Co. KGaA	3,582	301,456
Corestate Capital Holding SA (a)(b)	18,198	25,684
CropEnergies AG	14,329	190,249
Datagroup SE	2,718	194,929

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Deutsche Beteiligungs AG	8,882	$234,928
Deutsche Europshop Z.Verk.	25,224	336,399
Deutsche Pfandbriefbank AG (d)	102,942	923,386
Deutz AG	69,147	266,171
DIC Asset AG	46,410	511,394
Dr Hoenle AG	1,554	38,747
Draegerwerk AG & Co. KGaA Preference Shares	5,583	289,794
Elmos Semiconductor SE	10,919	415,516
ElringKlinger AG	14,969	112,597
GFT Technologies SE	13,341	527,907
Hamborner REIT AG	55,400	494,619
Hamburger Hafen und Logistik AG	13,840	195,332
Heidelberger Druckmaschinen AG (a)	83,948	125,063
Home24 SE (a)	11,664	43,801
Hornbach Holding AG & Co. KGaA	7,060	578,661
Indus Holding AG	23,741	551,005
Instone Real Estate Group SE (d)	11,400	134,913
Jenoptik AG	26,535	590,329
JOST Werke AG (d)	8,768	326,328
Jumia Technologies AG ADR (a)	38,336	232,316
Kloeckner & Co. SE	60,773	461,900
Koenig & Bauer AG (a)	9,803	140,200
Leoni AG (a)	16,833	120,635
LPKF Laser & Electronics AG	9,487	88,669
Marley Spoon AG	77,188	10,616
MBB SE	2,722	290,263
Medios AG (a)	7,340	201,048
Mensch und Maschine Software SE	1,759	87,534
MorphoSys AG (a)	13,889	272,618
Nagarro SE (a)	2,526	286,263
New Work SE	1,006	142,403
Norma Group SE	18,659	415,500
Northern Data AG (a)	4,274	96,961
Pfeiffer Vacuum Technology AG	4,056	636,052
PVA TePla AG (a)	9,115	174,195
SAF-Holland SE	36,521	241,303
SFC Energy AG (a)	7,285	182,406
SGL Carbon SE (a)	17,129	107,176
Sirius Real Estate, Ltd.	321,667	348,458
SMA Solar Technology AG (a)	8,644	350,088
SNP Schneider-Neureither & Partner SE (a)	2,945	76,202
Stabilus SE	9,530	464,780
STRATEC SE	2,178	198,554
SUESS MicroTec SE	11,897	167,909
Takkt AG	18,518	290,395
Vossloh AG	4,688	148,747
Security Description	Shares	Value
Westwing Group SE (a)	5,594	$41,523
		17,419,030
GHANA — 0.1%
Tullow Oil PLC (a)(b)	1,120,034	637,402
GREECE — 0.0% (e)
TT Hellenic Postbank SA (c)	129,076	—
GUERNSEY — 0.1%
BMO Commercial Property Trust, Ltd. REIT	563,731	762,670
HONG KONG — 1.7%
Aidigong Maternal & Child Health, Ltd. (a)(b)	3,780,000	233,632
Apollo Future Mobility Group, Ltd. (a)(b)	1,533,072	66,426
Beijing Gas Blue Sky Holdings, Ltd. (a)(c)	2,856,000	21,110
Bright Smart Securities & Commodities Group, Ltd.	1,440,000	258,750
Cafe de Coral Holdings, Ltd.	177,191	284,971
Canvest Environmental Protection Group Co., Ltd.	503,000	260,892
Central Holding Group Co., Ltd. (a)(b)	219,000	454,916
China Household Holdings Ltd. (c)	780,000	—
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
China Youzan, Ltd. (a)(b)	7,744,000	235,864
Chow Sang Sang Holdings International, Ltd.	68,000	75,826
CMBC Capital Holdings, Ltd. (b)	130,694	34,976
C-Mer Eye Care Holdings, Ltd. (a)(b)	384,000	240,277
Cowell e Holdings, Inc. (a)	166,000	215,778
Dah Sing Financial Holdings, Ltd.	42,000	119,626
EC Healthcare (b)	150,000	151,396
Esprit Holdings, Ltd. (a)	1,099,400	197,549
Fairwood Holdings, Ltd.	171,000	309,009
Far East Consortium International, Ltd.	628,089	200,106
Giordano International, Ltd.	1,524,000	359,299
Global Cord Blood Corp. (a)	8,301	24,571
Glory Sun Financial Group, Ltd. (a)(b)	7,408,000	43,427
Gold Financial Holdings Ltd. (c)	1,158,000	—
Haitong International Securities Group, Ltd. (b)	953,700	136,122
HKBN, Ltd.	371,500	421,828
Hong Kong ChaoShang Group, Ltd. (a)(b)	824,000	93,458
Hong Kong Technology Venture Co., Ltd. (b)	360,000	283,065
Huanxi Media Group, Ltd. (a)(b)	1,240,000	203,850

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Hutchison Port Holdings Trust Stapled Security	1,671,900	$392,896
Hutchison Telecommunications Hong Kong Holdings, Ltd.	774,000	147,956
International Alliance Financial Leasing Co., Ltd. (a)(d)	651,000	321,893
K Wah International Holdings, Ltd.	1,214,238	447,199
Lee's Pharmaceutical Holdings, Ltd.	221,000	56,328
Lifestyle International Holdings, Ltd. (a)	98,500	39,917
Long Well International Holdings Ltd (c)	2,380,000	—
Luk Fook Holdings International, Ltd.	170,000	436,539
Modern Dental Group, Ltd.	214,000	86,179
OCI International Holdings, Ltd. (a)	400,000	174,845
Pacific Textiles Holdings, Ltd.	520,000	208,081
PAX Global Technology, Ltd.	457,000	355,841
Peace Mark Holdings, Ltd. (c)	504,228	—
Perfect Medical Health Management, Ltd.	494,000	265,668
Prosperity REIT	628,000	192,075
Realord Group Holdings, Ltd. (a)(b)	146,000	196,107
Sa Sa International Holdings, Ltd. (a)	773,248	141,899
Shun Tak Holdings, Ltd. (a)	1,054,849	211,052
SmarTone Telecommunications Holdings, Ltd.	247,792	130,733
SMI Culture & Travel Group Holdings Ltd. (b)(c)	608,081	—
Stella International Holdings, Ltd.	169,000	161,528
Sun Hung Kai & Co., Ltd.	365,000	170,710
Sunlight Real Estate Investment Trust	595,000	276,764
Superb Summit International Group Ltd. (b)(c)	1,685,500	—
Television Broadcasts, Ltd. (a)(b)	197,516	108,487
Texhong Textile Group, Ltd.	243,500	257,559
Truly International Holdings, Ltd. (b)	914,000	279,548
Value Partners Group, Ltd. (b)	466,000	175,783
Viva China Holdings, Ltd. (b)	1,424,000	226,840
Yuexiu Real Estate Investment Trust (b)	520,000	202,779
Zhuguang Holdings Group Co., Ltd. (b)	1,438,000	205,247
		10,797,177
INDONESIA — 0.2%
First Pacific Co., Ltd.	1,440,000	557,873
First Resources, Ltd.	239,600	280,626
Security Description	Shares	Value
Nickel Industries, Ltd.	746,530	$500,518
		1,339,017
IRAQ — 0.1%
Genel Energy PLC	123,629	210,798
Gulf Keystone Petroleum, Ltd.	180,941	571,334
		782,132
IRELAND — 0.5%
C&C Group PLC (a)	191,318	428,214
Cairn Homes PLC (a)(b)	175,561	182,623
COSMO Pharmaceuticals NV	2,458	120,159
Dalata Hotel Group PLC (a)	151,635	550,881
Fineos Corp., Ltd. CDI (a)	55,652	56,638
Glenveagh Properties PLC (a)(d)	256,879	251,098
Greencore Group PLC (a)	410,723	495,311
Irish Continental Group PLC	86,299	320,286
Irish Residential Properties REIT PLC	380,915	504,156
Origin Enterprises PLC	67,033	288,027
Uniphar PLC (a)	72,861	220,519
		3,417,912
ISRAEL — 3.2%
AFI Properties, Ltd.	6,380	306,052
Airport City, Ltd. (a)	1	14
Allot, Ltd. (a)	20,321	99,370
AudioCodes, Ltd.	17,472	385,083
Augwind Energy Tech Storage, Ltd. (a)	24,280	99,140
Azorim-Investment Development & Construction Co., Ltd.	60,377	226,016
BATM Advanced Communications, Ltd. (b)	152,016	63,877
Bet Shemesh Engines Holdings 1997, Ltd. (a)	8,817	253,522
Blue Square Real Estate, Ltd.	2,495	171,622
Camtek, Ltd. (a)(b)	5,074	126,140
Cellcom Israel, Ltd. (a)	39,397	193,489
Ceragon Networks, Ltd. (a)(b)	52,609	135,205
Clal Insurance Enterprises Holdings, Ltd. (a)	41,675	739,099
Cognyte Software, Ltd. (a)	28,852	122,621
Compugen, Ltd. (a)(b)	60,468	111,866
Danel Adir Yeoshua, Ltd.	1,641	206,405
Delek Automotive Systems, Ltd.	26,346	285,867
Delek Group, Ltd. (a)	4,863	631,664
Delta Galil Industries, Ltd.	6,292	307,939
Elco, Ltd.	4,485	287,888
Electra Consumer Products 1970, Ltd.	5,754	241,027
Electreon Wireless, Ltd. (a)	2,428	43,330
Energix-Renewable Energies, Ltd.	82,593	249,278

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Enlight Renewable Energy, Ltd. (a)	356,335	$674,484
Equital, Ltd. (a)	9,363	294,373
Fattal Holdings 1998, Ltd. (a)	3,084	319,218
FIBI Holdings, Ltd.	5,318	222,308
Formula Systems 1985, Ltd.	6,422	577,442
Fox Wizel, Ltd.	3,635	411,541
G City, Ltd.	108,273	614,613
Gamida Cell, Ltd. (a)(b)	73,987	130,957
Gilat Satellite Networks, Ltd. (a)	22,826	137,869
Hilan, Ltd.	4,608	241,706
IDI Insurance Co., Ltd.	7,753	201,454
Innoviz Technologies, Ltd. (a)(b)	69,798	273,608
Inrom Construction Industries, Ltd.	82,968	363,650
Isracard, Ltd.	68,233	242,565
Israel Canada T.R, Ltd.	105,718	406,010
Isras Investment Co., Ltd.	1,385	263,740
Ituran Location & Control, Ltd.	15,434	377,979
Kamada, Ltd. (a)	17,976	81,561
Magic Software Enterprises, Ltd.	13,545	240,695
Matrix IT, Ltd.	17,163	396,810
Mediterranean Towers, Ltd.	52,674	142,238
Mega Or Holdings, Ltd.	7,949	238,324
Mehadrin, Ltd. (a)	1	36
Menora Mivtachim Holdings, Ltd. (a)	10,271	188,049
Migdal Insurance & Financial Holding, Ltd.	412,258	610,591
Mivne Real Estate KD, Ltd.	1	3
Nano Dimension, Ltd. ADR (a)(b)	127,218	399,464
Nano-X Imaging, Ltd. (a)(b)	14,688	165,974
Oil Refineries, Ltd.	2,277,488	812,239
One Software Technologies, Ltd.	16,832	264,773
OPC Energy, Ltd. (a)	24,778	242,322
Oramed Pharmaceuticals, Inc. (a)	14,054	64,367
Partner Communications Co., Ltd. (a)	62,774	444,884
Paz Oil Co., Ltd. (a)	6,291	751,582
Perion Network, Ltd. (a)	26,658	484,642
RADA Electronic Industries, Ltd. (a)(b)	28,945	267,452
Radware, Ltd. (a)	28,564	618,982
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	5,224	372,317
Redhill Biopharma, Ltd. ADR (a)(b)	31,612	27,502
REIT 1, Ltd.	128,862	672,615
Sapiens International Corp. NV	27,573	645,599
Security Description	Shares	Value
Sella Capital Real Estate, Ltd. REIT	162,211	$440,017
Silicom, Ltd. (a)(b)	7,524	253,183
Sisram Medical, Ltd. (d)	112,400	192,515
Summit Real Estate Holdings, Ltd.	13,381	212,589
Taboola.com, Ltd. (a)	73,824	186,775
Tel Aviv Stock Exchange, Ltd.	34,699	157,338
Tremor International, Ltd. (a)	16,908	146,761
Tufin Software Technologies, Ltd. (a)	19,348	243,011
		21,005,241
ITALY — 1.2%
AMCO - Asset Management Co. SpA Class B (b)(c)	2,346	—
Anima Holding SpA (d)	165,299	604,496
Arnoldo Mondadori Editore SpA	165,564	295,982
Ascopiave SpA	42,945	129,527
Avio SpA	7,871	90,516
Banca IFIS SpA	15,827	223,541
Banca Monte dei Paschi di Siena SpA (a)(b)	188,591	106,665
Banca Sistema SpA (b)(d)	108,164	175,953
BFF Bank SpA (d)	52,193	350,036
Biesse SpA	13,271	175,369
Cromwell European Real Estate Investment Trust	136,600	278,477
Danieli & C Officine Meccaniche SpA	19,113	268,154
Datalogic SpA (b)	6,272	46,457
Digital Bros SpA (b)	6,334	167,534
doValue SpA (d)	24,701	145,387
El.En. SpA	43,527	561,990
Esprinet SpA (b)	30,446	217,557
Eurotech SpA (a)(b)	43,082	127,463
Fila SpA (b)	12,190	105,903
Fincantieri SpA (a)(b)	154,129	85,401
Immobiliare Grande Distribuzione SIIQ SpA REIT (b)	24,337	90,323
Italmobiliare SpA	2,535	69,833
Juventus Football Club SpA (a)(b)	783,036	295,851
Kaleyra, Inc. (a)(b)	19,444	39,666
Maire Tecnimont SpA (b)	72,614	208,005
MARR SpA	14,204	195,420
OVS SpA (b)(d)	277,478	451,379
Piaggio & C SpA	96,815	226,115
Prima Industrie SpA (b)	476	6,927
RAI Way SpA (d)	55,571	296,293
Safilo Group SpA (a)	71,493	92,456
Spaxs SpA (a)	18,694	203,254
Tamburi Investment Partners SpA	73,746	565,127
Tinexta SpA	9,911	230,646

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Unieuro SpA (b)(d)	22,433	$347,567
		7,475,270
JAPAN — 34.4%
3-D Matrix, Ltd. (a)	117,600	269,211
77 Bank, Ltd.	38,000	507,674
Access Co., Ltd. (a)	10,500	57,425
Achilles Corp.	2,100	20,760
Adastria Co., Ltd.	10,000	164,808
Advanced Media, Inc. (a)	17,700	95,369
Adways, Inc.	10,500	50,469
Aeon Delight Co., Ltd.	17,000	371,271
Aeon Fantasy Co., Ltd.	7,900	156,075
Ai Holdings Corp.	23,700	270,399
AI inside, Inc. (a)	1,900	51,886
Aichi Bank, Ltd.	5,600	218,056
Aichi Steel Corp.	3,200	49,088
Aida Engineering, Ltd.	34,900	233,514
Aiful Corp.	139,076	358,298
Aiming, Inc.	24,800	56,955
Airtrip Corp. (b)	10,400	194,749
Aisan Industry Co., Ltd.	32,800	172,142
Akatsuki, Inc.	2,300	46,066
Akebono Brake Industry Co., Ltd. (a)	81,800	93,327
Akita Bank, Ltd.	1,800	21,941
ALBERT, Inc. (a)	900	27,559
Albis Co., Ltd. (b)	4,700	76,284
Alconix Corp.	17,000	160,546
Altech Corp.	17,980	235,445
Amiyaki Tei Co., Ltd.	1,700	36,664
Amuse, Inc.	9,300	131,913
Anest Iwata Corp.	27,100	180,727
AnGes, Inc. (a)(b)	53,100	131,719
Anicom Holdings, Inc.	53,000	252,799
Arakawa Chemical Industries, Ltd.	17,000	124,007
Arata Corp.	7,300	209,830
Arcland Sakamoto Co., Ltd. (b)	10,400	115,517
Arcland Service Holdings Co., Ltd. (b)	10,400	160,683
Arcs Co., Ltd.	28,300	416,829
Arealink Co., Ltd.	4,100	44,756
Argo Graphics, Inc.	17,000	401,053
Arisawa Manufacturing Co., Ltd.	17,000	125,133
Aruhi Corp. (a)	17,000	126,635
Asahi Holdings, Inc. (b)	52,157	818,126
ASAHI YUKIZAI Corp.	10,500	154,422
Asanuma Corp.	8,200	323,521
Asia Pile Holdings Corp.	6,600	22,250
ASKA Pharmaceutical Holdings Co., Ltd.	10,500	77,675
ASKUL Corp.	27,900	332,282
Atom Corp. (a)(b)	17,500	100,732
Atrae, Inc. (a)	23,700	303,370
Autobacs Seven Co., Ltd.	27,800	286,073
Security Description	Shares	Value
Avex, Inc.	21,500	$213,330
Awa Bank, Ltd.	37,465	557,335
Axial Retailing, Inc.	10,000	229,657
Bando Chemical Industries, Ltd.	32,700	221,683
Bank of Iwate, Ltd.	8,000	118,244
Bank of Nagoya, Ltd.	3,160	72,455
Bank of Saga, Ltd.	17,000	184,071
Bank of the Ryukyus, Ltd.	54,320	315,472
BASE, Inc. (a)(b)	35,900	85,618
Belc Co., Ltd.	6,300	239,748
Bell System24 Holdings, Inc.	18,500	188,602
Belluna Co., Ltd. (b)	28,400	155,740
BeNext-Yumeshin Group Co. (b)	45,977	507,302
Bic Camera, Inc. (b)	39,100	337,310
BML, Inc.	17,800	461,853
BrainPad, Inc. (a)	3,900	28,506
Broadleaf Co., Ltd.	63,400	206,737
BRONCO BILLY Co., Ltd. (b)	8,200	143,472
Bunka Shutter Co., Ltd.	47,200	346,734
Bushiroad, Inc. (a)(b)	14,200	156,158
CAICA DIGITAL, Inc. (a)	294,743	327,601
Can Do Co., Ltd. (b)	26,100	414,203
Carna Biosciences, Inc. (a)	4,400	29,149
Cawachi, Ltd.	4,600	72,561
Central Glass Co., Ltd.	34,569	784,994
Central Security Patrols Co., Ltd.	6,500	129,708
Change, Inc. (b)	21,900	345,777
Chatwork Co., Ltd. (a)(b)	24,600	59,393
Chiba Kogyo Bank, Ltd.	66,100	125,043
Chiyoda Co., Ltd. (b)	22,400	127,618
Chiyoda Corp. (a)(b)	116,700	367,654
Chiyoda Integre Co., Ltd.	5,600	79,226
Chofu Seisakusho Co., Ltd. (b)	17,000	220,610
Chubu Shiryo Co., Ltd.	10,500	80,844
Chudenko Corp.	10,000	157,374
Chugoku Bank, Ltd.	46,400	335,734
Chugoku Marine Paints, Ltd. (b)	38,700	250,964
CI Takiron Corp.	49,000	194,406
Citizen Watch Co., Ltd.	153,700	624,507
CKD Corp.	47,459	603,652
CMK Corp.	44,400	139,879
COLOPL, Inc. (b)	39,100	188,513
Colowide Co., Ltd. (b)	23,900	322,994
Computer Engineering & Consulting, Ltd.	10,400	87,576
Comture Corp.	17,000	330,477
CONEXIO Corp.	10,500	102,639
COOKPAD, Inc. (a)	243,200	361,609
Cosel Co., Ltd.	25,100	151,130
Cosmo Energy Holdings Co., Ltd.	26,500	733,429
CRE Logistics REIT, Inc. (b)	244	338,732

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Create Restaurants Holdings, Inc.	35,200	$241,999
CTS Co., Ltd.	39,100	229,958
Curves Holdings Co., Ltd. (b)	26,200	127,283
Cyber Security Cloud, Inc. (a)(b)	2,500	33,804
CYBERDYNE, Inc. (a)(b)	17,000	40,043
Cybozu, Inc. (b)	5,300	36,593
Dai Nippon Toryo Co., Ltd.	10,500	54,797
Daido Metal Co., Ltd.	30,400	116,359
Daihen Corp.	9,600	296,080
Daiho Corp.	18,500	627,084
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	24,500	212,981
Daiichikosho Co., Ltd.	18,100	526,260
Daiken Corp.	9,900	133,501
Daiki Aluminium Industry Co., Ltd. (b)	39,100	344,505
Daikyonishikawa Corp.	21,700	83,219
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	113,162
Daiseki Co., Ltd.	29,739	928,147
Daishi Hokuetsu Financial Group, Inc.	31,751	586,151
Daito Pharmaceutical Co., Ltd.	8,600	176,235
Daiwabo Holdings Co., Ltd.	50,074	652,025
DCM Holdings Co., Ltd.	81,164	620,133
DDS, Inc. (a)	76,100	51,534
Demae-Can Co., Ltd. (a)(b)	40,572	128,416
Denyo Co., Ltd.	10,000	117,037
Dexerials Corp.	35,421	942,526
Digital Arts, Inc.	8,100	348,791
Digital Garage, Inc.	19,684	531,745
Digital Hearts Holdings Co., Ltd.	6,200	78,130
Digital Holding, Inc. (b)	10,000	89,875
Dip Corp.	18,700	516,864
DKK Co., Ltd.	8,700	149,147
DKS Co., Ltd.	8,400	132,379
Doshisha Co., Ltd.	17,000	196,585
Doutor Nichires Holdings Co., Ltd.	50,752	575,305
DTS Corp.	45,287	1,005,044
Duskin Co., Ltd.	25,200	536,443
DyDo Group Holdings, Inc. (b)	4,100	151,802
Dynam Japan Holdings Co., Ltd.	10,000	8,908
Earth Corp.	10,300	394,244
EDION Corp. (b)	76,705	718,748
eGuarantee, Inc.	27,200	429,658
E-Guardian, Inc.	10,500	217,567
Ehime Bank, Ltd.	23,340	154,449
Eiken Chemical Co., Ltd.	21,700	284,957
Eizo Corp.	10,500	291,377
en japan, Inc.	10,400	135,651
Enigmo, Inc.	9,700	34,058
Security Description	Shares	Value
eRex Co., Ltd. (b)	29,000	$469,405
ES-Con Japan, Ltd. (b)	39,100	220,172
Eslead Corp.	21,000	257,370
ESPEC Corp.	18,800	238,987
euglena Co., Ltd. (a)(b)	47,500	327,960
Exedy Corp.	20,000	253,358
FAN Communications, Inc.	49,500	140,278
FCC Co., Ltd.	37,928	376,335
FDK Corp. (a)(b)	25,400	147,141
Feed One Co., Ltd.	9,160	45,984
Ferrotec Holdings Corp. (b)	43,278	818,700
FIDEA Holdings Co., Ltd.	19,210	181,841
Financial Products Group Co., Ltd.	30,500	203,401
Fixstars Corp.	20,400	142,802
Fronteo, Inc. (b)	21,200	148,246
Fudo Tetra Corp. (b)	9,040	102,607
Fuji Co., Ltd. (b)	17,000	264,782
Fuji Pharma Co., Ltd.	7,000	48,640
Fuji Seal International, Inc.	10,100	109,583
Fuji Soft, Inc.	19,357	1,105,666
Fujibo Holdings, Inc.	7,200	172,242
Fujikura, Ltd.	171,520	970,880
Fujimi, Inc.	9,961	417,195
Fujimori Kogyo Co., Ltd.	7,500	191,841
Fujita Kanko, Inc. (a)	4,399	92,575
Fujitec Co., Ltd.	42,981	950,704
Fujiya Co., Ltd.	200	3,538
Fukuda Corp.	4,000	137,500
Fukui Bank, Ltd. (b)	12,900	127,998
Fukuoka REIT Corp.	888	1,100,727
Fukushima Galilei Co., Ltd.	8,400	213,316
FULLCAST Holdings Co., Ltd.	10,400	166,348
Fumakilla, Ltd.	20,500	176,850
Funai Soken Holdings, Inc. (b)	23,900	379,466
Furukawa Co., Ltd.	17,838	157,300
Furukawa Electric Co., Ltd.	21,800	357,516
Furuno Electric Co., Ltd.	22,400	166,530
Fuso Chemical Co., Ltd.	17,000	444,224
Futaba Corp.	10,500	51,397
Fuyo General Lease Co., Ltd.	9,572	542,523
GA Technologies Co., Ltd. (a)(b)	14,000	143,859
Gakken Holdings Co., Ltd.	23,600	165,724
Genki Sushi Co., Ltd.	1,600	29,832
Genky DrugStores Co., Ltd. (b)	5,100	126,134
Geo Holdings Corp.	22,800	207,265
giftee, Inc. (a)(b)	9,300	81,256
Giken, Ltd.	8,900	201,774
Global One Real Estate Investment Corp. REIT	371	289,743
GLOBERIDE, Inc.	14,800	231,824
Glory, Ltd.	35,700	538,174
GMO GlobalSign Holdings KK	1,700	61,753
GNI Group, Ltd. (a)(b)	18,400	170,923
Goldcrest Co., Ltd.	17,700	224,222

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Grace Technology, Inc. (a)(c)	6,200	$—
Gree, Inc. (b)	52,400	317,821
GS Yuasa Corp.	37,698	589,105
G-Tekt Corp.	18,000	168,798
GungHo Online Entertainment, Inc.	18,400	324,375
Gunma Bank, Ltd.	80,100	225,817
Gunze, Ltd.	9,200	249,207
Gurunavi, Inc. (a)	42,000	119,642
H.U. Group Holdings, Inc.	30,997	672,851
H2O Retailing Corp.	74,000	572,478
Hachijuni Bank, Ltd.	137,500	506,054
Hamakyorex Co., Ltd.	7,200	151,891
Hankyu Hanshin REIT, Inc.	492	541,053
Hanwa Co., Ltd.	24,244	506,634
Happinet Corp.	3,700	43,304
Hazama Ando Corp.	104,901	650,926
HEALIOS KK (a)(b)	23,900	62,629
Heiwa Real Estate Co., Ltd.	18,700	535,446
Heiwa Real Estate REIT, Inc.	448	481,784
Heiwado Co., Ltd.	22,400	329,269
Hennge KK (a)(b)	8,800	56,872
Hibiya Engineering, Ltd.	7,500	107,210
Hiday Hidaka Corp.	17,004	258,211
Hioki EE Corp. (b)	8,200	383,276
Hirano Tecseed Co., Ltd. (b)	10,400	128,914
Hirata Corp.	6,800	210,474
Hirogin Holdings, Inc.	57,300	266,561
HIS Co., Ltd. (a)(b)	20,600	307,965
Hochiki Corp.	19,700	186,770
Hogy Medical Co., Ltd.	10,500	232,638
Hokkaido Electric Power Co., Inc.	119,500	435,409
Hokkoku Financial Holdings, Inc. (b)	17,500	593,832
Hokuetsu Corp.	55,300	284,936
Hokuhoku Financial Group, Inc.	76,500	471,878
Hokuriku Electric Power Co.	39,100	153,113
H-One Co., Ltd.	23,600	103,534
Hoosiers Holdings	45,600	269,193
Hoshino Resorts REIT, Inc.	180	869,162
Hosiden Corp.	26,600	241,809
Hosokawa Micron Corp.	9,600	183,867
Howa Machinery, Ltd.	34,700	233,198
Hyakugo Bank, Ltd.	128,000	309,035
Hyakujushi Bank, Ltd.	18,900	235,528
IBJ, Inc. (b)	17,700	98,496
Ichibanya Co., Ltd.	5,600	193,942
Ichigo Hotel REIT Investment Corp.	261	181,550
Ichigo Office REIT Investment Corp.	630	391,388
Ichigo, Inc.	30,800	70,961
Ichikoh Industries, Ltd.	35,600	91,453
Idec Corp.	17,100	351,931
Iino Kaiun Kaisha, Ltd.	106,880	538,117
Security Description	Shares	Value
Imasen Electric Industrial	27,200	$117,125
Imuraya Group Co., Ltd.	8,600	144,900
Inaba Denki Sangyo Co., Ltd.	20,600	404,100
Inabata & Co., Ltd.	22,500	367,009
Infocom Corp.	17,300	258,886
INFRONEER Holdings, Inc.	74,724	530,777
Insource Co., Ltd.	20,000	333,002
Intage Holdings, Inc.	39,100	367,242
Iriso Electronics Co., Ltd. (b)	10,300	243,749
Ishihara Sangyo Kaisha, Ltd.	19,600	144,271
Istyle, Inc. (a)(b)	39,100	65,908
Itfor, Inc.	44,600	249,830
Itochu Enex Co., Ltd.	31,000	240,506
Itoki Corp. (b)	31,700	85,168
J Trust Co., Ltd. (b)	62,800	203,856
Jaccs Co., Ltd.	15,000	370,432
JAFCO Group Co., Ltd.	57,180	688,576
Japan Aviation Electronics Industry, Ltd.	43,090	647,991
Japan Communications, Inc. (a)(b)	146,200	216,306
Japan Display, Inc. (a)	438,910	222,920
Japan Elevator Service Holdings Co., Ltd.	25,600	266,072
Japan Excellent, Inc. REIT	745	671,764
Japan Lifeline Co., Ltd.	35,300	237,490
Japan Material Co., Ltd.	48,274	688,283
Japan Petroleum Exploration Co., Ltd.	19,000	448,235
Japan Pulp & Paper Co., Ltd.	7,900	221,843
Japan Securities Finance Co., Ltd.	28,900	181,456
Japan Steel Works, Ltd.	44,997	976,417
Japan Wool Textile Co., Ltd.	25,000	181,259
JCU Corp.	16,347	407,306
Jimoto Holdings, Inc.	19,610	81,411
JINS Holdings, Inc. (b)	6,600	206,956
Joshin Denki Co., Ltd. (b)	13,500	193,177
Joyful Honda Co., Ltd.	51,000	594,634
JSP Corp.	8,100	83,173
JTOWER, Inc. (a)(b)	3,800	187,406
Juki Corp.	37,200	193,044
Juroku Financial Group, Inc.	20,600	354,819
JVC Kenwood Corp.	88,200	114,912
Kaga Electronics Co., Ltd.	20,900	466,137
Kamakura Shinsho, Ltd.	5,300	22,198
Kameda Seika Co., Ltd.	1,600	56,825
Kamei Corp.	21,900	169,423
Kanamoto Co., Ltd.	20,700	293,309
Kanematsu Corp.	82,735	815,444
Kanematsu Electronics, Ltd.	7,900	234,345
Kanto Denka Kogyo Co., Ltd.	24,000	155,990
Kaonavi, Inc. (a)(b)	8,100	118,231
Kasai Kogyo Co., Ltd. (a)(b)	35,500	68,985
Katakura Industries Co., Ltd.	70,148	1,045,598
Kato Sangyo Co., Ltd.	10,400	249,177

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Kato Works Co., Ltd.	8,400	$49,526
KAWADA TECHNOLOGIES, Inc.	1,300	33,587
Kawai Musical Instruments Manufacturing Co., Ltd.	6,200	118,519
Keiyo Bank, Ltd.	86,000	301,954
Keiyo Co., Ltd.	35,600	237,674
Kenedix Retail REIT Corp. (a)	281	569,632
Kenko Mayonnaise Co., Ltd.	17,000	181,068
KH Neochem Co., Ltd.	19,800	362,464
Kintetsu World Express, Inc.	17,900	549,431
Kisoji Co., Ltd. (b)	10,300	165,507
Kissei Pharmaceutical Co., Ltd.	25,600	500,110
Kitanotatsujin Corp. (b)	52,000	78,083
Kito Corp.	18,800	366,299
Kitz Corp.	122,955	572,894
Kiyo Bank, Ltd.	73,365	719,852
KLab, Inc. (a)	10,100	44,532
Koa Corp.	21,300	253,521
Kohnan Shoji Co., Ltd.	10,500	282,875
Komatsu Matere Co., Ltd.	30,300	250,911
KOMEDA Holdings Co., Ltd.	24,400	413,267
Komeri Co., Ltd.	10,300	199,927
Komori Corp.	53,636	322,949
Konishi Co., Ltd.	17,200	195,479
Konoike Transport Co., Ltd.	17,000	158,794
Koshidaka Holdings Co., Ltd.	26,200	146,568
Kotobuki Spirits Co., Ltd.	19,877	1,081,234
Kourakuen Holdings Corp. (a)	8,000	76,552
Krosaki Harima Corp.	3,300	104,207
Kudan, Inc. (a)(b)	7,800	111,958
Kumagai Gumi Co., Ltd.	18,200	368,541
Kumiai Chemical Industry Co., Ltd.	57,100	464,433
Kura Sushi, Inc. (b)	17,000	396,047
Kurabo Industries, Ltd.	30,570	436,988
Kureha Corp.	8,200	577,631
Kurimoto, Ltd.	5,300	64,331
KYB Corp.	13,683	311,721
Kyoei Steel, Ltd.	19,800	201,418
Kyokuto Kaihatsu Kogyo Co., Ltd.	19,600	207,318
KYORIN Holdings, Inc.	34,500	450,502
Kyoritsu Maintenance Co., Ltd. (b)	17,000	633,175
Kyosan Electric Manufacturing Co., Ltd.	17,000	54,058
Kyushu Financial Group, Inc.	229,955	656,748
LAC Co., Ltd.	6,900	39,311
Lacto Japan Co., Ltd. (b)	7,400	114,278
LEC, Inc.	18,500	87,152
Leopalace21 Corp. (a)	276,420	581,915
Lifenet Insurance Co. (a)	17,000	103,986
LIFULL Co., Ltd.	35,900	43,073
Locondo, Inc. (a)	4,100	34,917
M&A Capital Partners Co., Ltd. (a)	8,400	220,426
Security Description	Shares	Value
Macnica Fuji Electronics Holdings, Inc.	33,005	$635,296
Maeda Kosen Co., Ltd.	7,500	162,250
Makino Milling Machine Co., Ltd.	21,148	656,910
Makuake, Inc. (a)(b)	1,200	14,733
Mandom Corp.	19,600	229,824
Mars Group Holdings Corp.	17,000	206,971
Marudai Food Co., Ltd.	44,631	504,277
Maruha Nichiro Corp.	37,302	701,257
Marusan Securities Co., Ltd. (b)	71,838	258,576
Maruwa Co., Ltd.	3,600	410,467
Matsuya Co., Ltd. (a)	31,700	217,003
Max Co., Ltd.	23,000	272,739
Maxell , Ltd.	29,000	282,838
MCJ Co., Ltd.	45,800	295,995
MEC Co., Ltd. (b)	18,200	297,941
Media Do Co., Ltd.	4,300	52,953
Medical Data Vision Co., Ltd. (b)	18,500	137,809
Medinet Co., Ltd. (a)	625,900	262,606
Medley, Inc. (a)(b)	12,200	240,219
MedPeer, Inc. (a)	7,200	98,258
Megachips Corp.	16,319	378,981
Megmilk Snow Brand Co., Ltd.	26,100	348,500
Meidensha Corp.	29,449	431,368
Meiko Electronics Co., Ltd.	17,067	399,493
Meiko Network Japan Co., Ltd.	30,200	136,934
Meisei Industrial Co., Ltd.	35,700	184,997
Meitec Corp.	31,500	507,088
Melco Holdings, Inc.	4,000	101,726
Mie Kotsu Group Holdings, Inc.	57,900	210,112
Milbon Co., Ltd.	10,500	368,279
Mimasu Semiconductor Industry Co., Ltd.	18,900	292,706
Minkabu The Infonoid, Inc. (b)	6,800	135,595
Mirai Corp. REIT	666	244,624
Mirait Holdings Corp.	46,601	547,803
Miroku Jyoho Service Co., Ltd.	10,500	91,973
Mitsubishi Estate Logistics REIT Investment Corp. (a)	163	551,912
Mitsubishi Kakoki Kaisha, Ltd.	16,500	241,813
Mitsubishi Logisnext Co., Ltd.	17,000	108,866
Mitsubishi Pencil Co., Ltd. (b)	30,000	324,169
Mitsubishi Research Institute, Inc.	6,900	209,253
Mitsubishi Shokuhin Co., Ltd.	8,000	224,062
Mitsuboshi Belting, Ltd.	17,100	355,455
Mitsui DM Sugar Holdings Co., Ltd.	27,400	384,413
Mitsui Matsushima Holdings Co., Ltd. (b)	17,600	383,986
Mitsui Mining & Smelting Co., Ltd.	34,831	812,736
Mitsui-Soko Holdings Co., Ltd.	18,500	392,455
Mixi, Inc.	26,100	432,647

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Miyaji Engineering Group, Inc.	2,600	$64,782
Miyazaki Bank, Ltd.	6,980	107,483
Mizuho Leasing Co., Ltd.	10,400	237,695
Mizuno Corp.	7,800	134,407
Mochida Pharmaceutical Co., Ltd.	18,800	451,820
Modec, Inc.	9,000	77,509
Monex Group, Inc. (b)	103,607	321,830
Monogatari Corp.	2,800	120,776
Mori Trust Hotel REIT, Inc.	198	183,054
Mori Trust Sogo REIT, Inc.	361	377,329
Morita Holdings Corp.	24,600	239,020
MOS Food Services, Inc.	17,000	390,416
m-up Holdings, Inc.	18,500	169,129
Musashi Seimitsu Industry Co., Ltd.	31,100	318,428
Musashino Bank, Ltd.	10,480	137,697
Nachi-Fujikoshi Corp.	17,000	434,213
Nagaileben Co., Ltd.	17,000	236,752
Nagano Keiki Co., Ltd. (b)	27,700	227,138
Nakanishi, Inc.	70,049	1,233,869
NanoCarrier Co., Ltd. (a)	101,800	212,060
Nanto Bank, Ltd.	10,000	146,480
Neturen Co., Ltd.	64,383	309,463
Nextage Co., Ltd.	42,940	738,029
NexTone, Inc. (a)(b)	4,200	100,475
NHK Spring Co., Ltd.	39,100	257,012
Nichias Corp.	37,818	628,003
Nichiban Co., Ltd.	10,000	118,509
Nichicon Corp.	45,500	421,659
Nichiha Corp.	19,700	382,820
Nichi-iko Pharmaceutical Co., Ltd. (a)(b)	75,800	196,956
Nichireki Co., Ltd.	10,500	100,320
Nihon House Holdings Co., Ltd.	54,400	158,169
Nihon Nohyaku Co., Ltd.	39,100	199,738
Nihon Parkerizing Co., Ltd.	63,400	415,807
Nihon Tokushu Toryo Co., Ltd.	10,500	77,829
Nihon Trim Co., Ltd.	1,500	27,813
Nikkiso Co., Ltd. (b)	73,640	434,181
Nikkon Holdings Co., Ltd.	70,038	1,108,916
Nippon Carbide Industries Co., Inc.	18,900	187,115
Nippon Carbon Co., Ltd.	17,071	501,368
Nippon Ceramic Co., Ltd.	10,400	156,473
Nippon Chemical Industrial Co., Ltd. (b)	8,100	115,369
Nippon Coke & Engineering Co., Ltd.	734,872	627,472
Nippon Densetsu Kogyo Co., Ltd.	27,000	349,387
Nippon Gas Co., Ltd.	66,700	944,616
Nippon Kayaku Co., Ltd.	51,500	416,231
Nippon Koei Co., Ltd.	9,800	234,802
Nippon Light Metal Holdings Co., Ltd.	38,990	428,774
Security Description	Shares	Value
Nippon Paper Industries Co., Ltd.	20,000	$141,622
Nippon Parking Development Co., Ltd.	768,891	962,140
Nippon Pillar Packing Co., Ltd.	17,600	351,858
NIPPON REIT Investment Corp. (b)	469	1,256,604
Nippon Road Co., Ltd.	4,700	219,683
Nippon Sheet Glass Co., Ltd. (a)	49,000	137,779
Nippon Signal Company, Ltd.	36,600	264,825
Nippon Soda Co., Ltd.	17,000	546,207
Nippon Steel Trading Corp.	3,600	134,879
Nippon Suisan Kaisha, Ltd.	168,854	712,181
Nippon Thompson Co., Ltd.	61,600	233,967
Nippon Yakin Kogyo Co., Ltd. (b)	8,600	133,885
Nipro Corp.	10,400	81,681
Nishimatsu Construction Co., Ltd.	27,583	825,328
Nishimatsuya Chain Co., Ltd.	27,053	284,559
Nishi-Nippon Financial Holdings, Inc.	87,300	481,948
Nishio Rent All Co., Ltd.	17,200	341,455
Nissan Shatai Co., Ltd.	25,000	105,627
Nissei ASB Machine Co., Ltd.	4,700	122,469
Nissei Plastic Industrial Co., Ltd.	27,400	177,887
Nissha Co., Ltd. (b)	27,200	294,514
Nisshin Oillio Group, Ltd.	13,600	313,835
Nisshinbo Holdings, Inc.	83,100	624,527
Nissin Corp.	10,500	122,657
Nitta Corp.	9,900	201,053
Nittetsu Mining Co., Ltd.	3,200	120,835
Nitto Boseki Co., Ltd.	25,730	442,422
Nitto Kogyo Corp.	25,100	433,622
Nittoku Co., Ltd.	9,400	167,236
Nohmi Bosai, Ltd.	20,200	275,667
Nojima Corp.	10,400	215,571
Nomura Co., Ltd.	48,800	334,062
Noritake Co., Ltd.	6,900	204,681
Noritsu Koki Co., Ltd. (b)	9,800	165,768
Noritz Corp. (b)	17,700	188,524
North Pacific Bank, Ltd.	171,400	281,346
NS United Kaiun Kaisha, Ltd.	10,000	271,245
NSD Co., Ltd.	44,206	769,550
NTN Corp. (a)	230,900	440,198
NTT UD REIT Investment Corp.	1,460	1,590,519
Obara Group, Inc. (b)	8,900	189,392
Oenon Holdings, Inc.	107,400	237,955
Ogaki Kyoritsu Bank, Ltd.	10,000	126,826
Ohara, Inc.	9,600	83,948
Ohsho Food Service Corp.	6,800	349,873
Oiles Corp.	17,000	190,954
Oisix ra daichi, Inc. (a)(b)	10,500	127,758
Oita Bank, Ltd.	15,380	211,474

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Okabe Co., Ltd.	21,200	$94,878
Okamoto Industries, Inc.	6,360	178,130
Okamura Corp.	62,968	561,755
Okasan Securities Group, Inc.	99,282	247,008
Oki Electric Industry Co., Ltd.	54,100	295,080
Okinawa Electric Power Co., Inc.	17,677	170,713
Okinawa Financial Group, Inc.	26,100	420,735
OKUMA Corp.	13,200	493,585
Okumura Corp.	16,800	372,839
Okuwa Co., Ltd.	20,100	125,019
Oncolys BioPharma, Inc. (a)	18,500	70,675
OncoTherapy Science, Inc. (a)	155,700	73,349
One REIT, Inc.	96	189,802
Open Door, Inc. (a)(b)	8,500	115,310
Optex Group Co., Ltd. (b)	20,300	301,837
Optim Corp. (a)(b)	5,400	29,732
Optorun Co., Ltd.	17,000	225,240
Oriental Shiraishi Corp.	108,200	190,349
Osaka Organic Chemical Industry, Ltd. (b)	23,800	387,513
Osaka Soda Co., Ltd.	10,400	244,967
OSAKA Titanium Technologies Co., Ltd. (a)(b)	8,500	163,675
Osaki Electric Co., Ltd.	16,000	57,473
OSG Corp.	10,500	121,806
Oyo Corp. (b)	21,800	266,051
Pacific Industrial Co., Ltd.	33,100	255,581
Pacific Metals Co., Ltd.	7,399	128,423
Pack Corp. (b)	10,000	165,323
PAL GROUP Holdings Co., Ltd.	10,400	137,717
Paramount Bed Holdings Co., Ltd.	25,600	414,937
Pasona Group, Inc.	10,500	145,302
PC Depot Corp.	61,600	143,282
Penta-Ocean Construction Co., Ltd.	170,253	917,340
Pharma Foods International Co., Ltd. (b)	10,400	107,862
PIA Corp. (a)	5,100	123,319
Pilot Corp.	10,000	355,894
Piolax, Inc.	18,800	277,042
PKSHA Technology, Inc. (a)(b)	12,100	164,682
Plenus Co., Ltd.	9,900	145,379
Poletowin Pitcrew Holdings, Inc.	20,100	137,299
Precision System Science Co., Ltd. (a)(b)	8,000	30,621
Press Kogyo Co., Ltd.	274,310	805,636
Pressance Corp.	5,500	61,131
Prestige International, Inc.	62,600	311,491
Prima Meat Packers, Ltd.	17,300	289,957
Procrea Holdings, Inc.	10,230	146,460
Qol Holdings Co., Ltd.	10,500	109,054
Raccoon Holdings, Inc. (b)	15,400	189,191
Raito Kogyo Co., Ltd.	42,814	584,909
Raiznext Corp.	33,100	278,727
Security Description	Shares	Value
Raksul, Inc. (a)(b)	13,000	$178,271
RaQualia Pharma, Inc. (a)	20,900	108,458
Relia, Inc.	26,400	207,928
ReproCELL, Inc. (a)	47,800	72,480
Resorttrust, Inc.	51,774	846,036
Restar Holdings Corp.	10,500	147,389
Retail Partners Co., Ltd. (b)	10,500	88,109
Rheon Automatic Machinery Co., Ltd.	10,500	97,538
Ricoh Leasing Co., Ltd.	7,700	198,090
Riken Corp.	7,000	120,570
Riken Keiki Co., Ltd.	16,368	433,131
Riken Technos Corp.	53,900	170,601
Riken Vitamin Co., Ltd.	10,500	131,390
Ringer Hut Co., Ltd. (b)	17,000	291,436
Riso Kagaku Corp.	9,200	150,201
Rock Field Co., Ltd.	17,000	181,694
Rokko Butter Co., Ltd.	17,000	175,562
Rorze Corp.	16,634	1,037,061
Round One Corp.	48,700	547,384
Royal Holdings Co., Ltd. (b)	17,000	298,568
RS Technologies Co., Ltd.	4,900	227,949
Ryobi, Ltd.	16,400	125,063
Ryosan Co., Ltd.	10,000	161,349
S Foods, Inc.	17,000	389,791
Sac's Bar Holdings, Inc.	36,100	160,232
Sagami Holdings Corp.	25,000	208,862
Saizeriya Co., Ltd.	17,200	340,316
Sakai Chemical Industry Co., Ltd.	26,953	374,570
Sakai Moving Service Co., Ltd.	4,200	140,356
Sakata INX Corp. (b)	25,800	173,576
Sakata Seed Corp.	18,600	626,366
Sakura Internet, Inc.	45,900	181,769
Sala Corp.	64,800	336,270
SAMTY Co., Ltd.	18,300	271,560
San-A Co., Ltd.	10,200	307,828
San-Ai Oil Co., Ltd.	44,400	314,727
SanBio Co., Ltd. (a)(b)	17,000	132,516
Sanei Architecture Planning Co., Ltd.	19,500	235,829
Sangetsu Corp.	37,300	427,760
San-In Godo Bank, Ltd.	88,900	427,961
Sanken Electric Co., Ltd.	16,418	569,201
Sanki Engineering Co., Ltd.	27,700	313,181
Sankyo Tateyama, Inc. (b)	30,600	123,882
Sanoh Industrial Co., Ltd. (b)	45,000	216,628
Sanrio Co., Ltd.	30,770	698,726
Sanyo Chemical Industries, Ltd.	5,400	189,003
Sanyo Denki Co., Ltd.	5,000	192,117
Sanyo Electric Railway Co., Ltd.	7,800	124,359
Sanyo Special Steel Co., Ltd.	20,287	293,430
Sanyo Trading Co., Ltd.	30,300	217,679
Sapporo Holdings, Ltd.	43,642	966,931

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Sato Holdings Corp.	29,640	$407,112
Seikagaku Corp.	24,400	146,556
Seiko Holdings Corp.	11,800	251,712
Seiren Co., Ltd.	45,012	668,943
Sekisui Jushi Corp.	17,100	212,216
Sekisui Kasei Co., Ltd.	25,000	75,080
Senko Group Holdings Co., Ltd.	51,000	329,601
Senshu Ikeda Holdings, Inc.	155,460	228,862
Septeni Holdings Co., Ltd. (b)	21,500	82,768
Shibaura Machine Co., Ltd.	10,200	198,286
Shibuya Corp.	17,000	293,188
Shiga Bank, Ltd. (b)	30,400	618,718
Shikoku Bank, Ltd.	24,000	149,100
Shikoku Chemicals Corp.	26,000	237,503
Shikoku Electric Power Co., Inc.	56,600	329,547
Shima Seiki Manufacturing, Ltd. (b)	23,245	357,431
Shinagawa Refractories Co., Ltd.	6,400	167,944
Shin-Etsu Polymer Co., Ltd.	24,600	213,850
Shinmaywa Industries, Ltd.	26,000	206,691
Shinoken Group Co., Ltd.	25,600	184,102
Shizuoka Gas Co., Ltd. (b)	30,200	202,067
Shochiku Co., Ltd. (a)	16,693	1,479,399
Shoei Co., Ltd.	10,400	406,492
Shoei Foods Corp. (b)	7,200	198,211
Siix Corp. (b)	23,500	164,503
Sinfonia Technology Co., Ltd.	47,480	467,618
Sinko Industries, Ltd.	17,000	204,468
Sintokogio, Ltd.	38,000	188,804
SKY Perfect JSAT Holdings, Inc.	63,400	252,004
Small & medium sized Enterprises Holdings, Inc. (a)(b)	184,700	50,303
SMK Corp.	504	7,735
Snow Peak, Inc. (b)	9,300	185,788
Sodick Co., Ltd.	27,900	167,168
Solasia Pharma KK (a)	326,000	203,967
Solasto Corp.	26,500	142,199
Sosei Group Corp. (a)	39,100	325,222
Sotetsu Holdings, Inc.	42,800	739,403
Sourcenext Corp. (a)(b)	24,600	41,828
S-Pool, Inc.	17,000	140,650
ST Corp.	10,400	115,288
St Marc Holdings Co., Ltd.	10,000	116,521
Star Asia Investment Corp. REIT	470	212,418
Star Micronics Co., Ltd.	22,000	262,824
Starts Corp., Inc.	17,500	359,004
Starts Proceed Investment Corp. REIT	174	309,692
Starzen Co., Ltd.	9,600	140,621
Stella Chemifa Corp.	7,200	126,452
StemRIM, Inc. (a)(b)	21,400	110,580
Security Description	Shares	Value
Studio Alice Co., Ltd.	17,000	$297,567
Sumida Corp. (b)	20,900	122,765
Sumitomo Densetsu Co., Ltd.	17,900	341,781
Sumitomo Mitsui Construction Co., Ltd.	85,560	290,963
Sumitomo Osaka Cement Co., Ltd. (b)	21,779	539,445
Sumitomo Seika Chemicals Co., Ltd.	2,400	51,019
Sumitomo Warehouse Co., Ltd.	44,926	663,035
Sun Corp.	9,000	101,756
Sun Frontier Fudousan Co., Ltd.	10,000	82,294
Sun-Wa Technos Corp.	22,800	215,824
SuRaLa Net Co., Ltd. (a)	2,000	15,237
Suruga Bank, Ltd.	146,500	395,757
SWCC Showa Holdings Co., Ltd.	4,500	56,443
SymBio Pharmaceuticals, Ltd. (a)	26,400	138,359
Syuppin Co., Ltd.	22,800	243,683
T Hasegawa Co., Ltd.	10,500	213,238
T RAD Co., Ltd.	11,200	215,913
Tachi-S Co., Ltd.	22,300	179,739
Tadano, Ltd.	72,200	474,584
Taihei Dengyo Kaisha, Ltd.	12,500	271,521
Taiho Kogyo Co., Ltd.	25,100	123,417
Taikisha, Ltd.	10,500	245,777
Taiko Pharmaceutical Co., Ltd. (a)	39,100	163,762
Taiyo Holdings Co., Ltd.	21,200	444,271
Takamatsu Construction Group Co., Ltd.	7,900	119,964
Takaoka Toko Co., Ltd.	1,900	23,691
Takara Standard Co., Ltd.	31,400	288,911
Takasago International Corp.	26,000	465,820
Takasago Thermal Engineering Co., Ltd.	37,300	442,312
Takashimaya Co., Ltd. (b)	65,800	644,172
Takeuchi Manufacturing Co., Ltd.	23,900	408,317
Takuma Co., Ltd.	39,100	381,920
Tamron Co., Ltd.	10,000	185,050
Tamura Corp.	53,000	220,419
Tanseisha Co., Ltd.	25,400	152,563
Tatsuta Electric Wire and Cable Co., Ltd.	52,300	176,701
Tayca Corp.	10,500	93,132
TeamSpirit, Inc. (a)	7,200	21,517
TechMatrix Corp.	28,000	346,045
Teikoku Electric Manufacturing Co., Ltd.	3,600	42,266
Teikoku Sen-I Co., Ltd. (b)	17,000	206,470
TerraSky Co., Ltd. (a)	3,000	32,329
TKC Corp.	21,000	508,557
TKP Corp. (a)	7,800	101,106
Toa Corp. (f)	21,300	118,059

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Toa Corp. (f)	8,000	$146,332
TOA ROAD Corp.	7,900	333,201
Toagosei Co., Ltd. (b)	139,488	1,035,982
Tobishima Corp.	10,410	78,158
TOC Co., Ltd.	80,960	428,473
Tocalo Co., Ltd.	35,700	324,008
Toho Bank, Ltd.	90,000	137,794
Toho Titanium Co., Ltd.	25,500	414,817
Toho Zinc Co., Ltd. (b)	6,800	107,515
TOKAI Holdings Corp.	48,400	316,005
Tokai Rika Co., Ltd.	21,300	232,042
Tokai Tokyo Financial Holdings, Inc.	130,100	354,326
Tokushu Tokai Paper Co., Ltd.	5,100	118,439
Tokuyama Corp.	17,800	226,144
Tokyo Kiraboshi Financial Group, Inc.	10,000	166,427
Tokyo Seimitsu Co., Ltd.	23,755	779,856
Tokyo Steel Manufacturing Co., Ltd.	57,475	632,900
Tokyotokeiba Co., Ltd. (b)	8,900	257,131
Tokyu Construction Co., Ltd.	39,100	183,333
Tokyu REIT, Inc.	603	882,385
Tomoe Engineering Co., Ltd.	2,800	47,548
TOMONY Holdings, Inc.	99,880	229,381
Tomy Co., Ltd.	61,200	614,005
Tonami Holdings Co., Ltd.	4,200	108,667
Topcon Corp.	59,378	772,738
Topre Corp.	26,800	196,283
Topy Industries, Ltd.	24,298	243,955
Torex Semiconductor, Ltd.	21,100	400,551
Toridoll Holdings Corp.	23,200	393,796
Torii Pharmaceutical Co., Ltd.	5,600	132,318
Torikizoku Holdings Co., Ltd. (a)	17,000	295,065
Tosei REIT Investment Corp.	228	227,069
Tosho Co., Ltd.	9,000	82,411
Totetsu Kogyo Co., Ltd.	10,500	187,270
Towa Bank, Ltd. (b)	30,200	114,482
Towa Pharmaceutical Co., Ltd.	10,000	181,296
Toyo Construction Co., Ltd.	39,100	255,860
Toyo Corp.	5,668	46,310
Toyo Denki Seizo KK	19,800	132,772
Toyo Gosei Co., Ltd.	2,000	121,011
Toyo Ink SC Holdings Co., Ltd.	23,900	334,605
Toyo Kanetsu KK	7,500	146,185
Toyo Tanso Co., Ltd.	8,300	172,592
Toyobo Co., Ltd.	42,778	315,510
TPR Co., Ltd.	18,900	167,221
Trancom Co., Ltd.	3,800	191,042
Transcosmos, Inc.	10,500	269,350
TRE Holdings Corp.	45,539	631,187
Tri Chemical Laboratories, Inc.	30,595	493,421
Trusco Nakayama Corp.	24,300	306,936
TS Tech Co., Ltd.	25,600	265,130
TSI Holdings Co., Ltd.	76,500	195,396
Security Description	Shares	Value
Tsubaki Nakashima Co., Ltd. (b)	29,200	$194,516
Tsubakimoto Chain Co.	20,300	453,502
Tsugami Corp.	39,100	324,646
Tsukishima Kikai Co., Ltd.	29,500	189,349
Tsukuba Bank, Ltd.	116,500	165,504
Tsurumi Manufacturing Co., Ltd.	17,000	232,623
UACJ Corp.	10,000	152,000
Uchida Yoko Co., Ltd.	6,800	251,268
Union Tool Co.	7,200	170,653
Unipres Corp.	20,000	117,920
United Arrows, Ltd.	10,400	160,071
United Super Markets Holdings, Inc.	36,900	289,811
UNITED, Inc.	5,300	60,430
Unitika, Ltd. (a)	6,400	10,929
Universal Entertainment Corp. (a)	17,000	182,069
UT Group Co., Ltd.	10,500	172,739
Uzabase, Inc. (a)	9,600	55,259
V Technology Co., Ltd.	3,872	79,603
Valor Holdings Co., Ltd.	35,600	478,230
Valqua, Ltd.	10,476	197,329
ValueCommerce Co., Ltd.	17,000	392,293
V-Cube, Inc.	7,200	60,258
Vector, Inc.	20,000	142,210
Vision, Inc. (a)(b)	17,700	168,199
Visional, Inc. (a)	10,000	448,272
Vital KSK Holdings, Inc.	30,300	154,338
VT Holdings Co., Ltd.	88,900	315,408
Wacom Co., Ltd.	81,600	504,538
Wakachiku Construction Co., Ltd.	3,800	62,180
Wakita & Co., Ltd.	17,000	149,534
Warabeya Nichiyo Holdings Co., Ltd.	17,000	221,361
Watahan & Co., Ltd. (b)	24,500	246,704
WATAMI Co., Ltd. (a)	18,400	124,197
WDB Holdings Co., Ltd.	7,500	127,029
West Holdings Corp. (b)	17,500	470,170
World Co., Ltd.	10,000	100,622
World Holdings Co., Ltd. (b)	9,000	146,539
W-Scope Corp. (a)(b)	22,300	372,775
Yahagi Construction Co., Ltd.	28,800	160,265
YAKUODO Holdings Co., Ltd. (b)	7,700	118,684
YAMABIKO Corp. (b)	24,600	207,331
YAMADA Consulting Group Co., Ltd.	10,400	83,978
Yamagata Bank, Ltd.	15,600	103,231
Yamaguchi Financial Group, Inc.	72,000	394,303
Yamaichi Electronics Co., Ltd.	18,400	228,891
YA-MAN, Ltd.	10,400	132,282
Yamanashi Chuo Bank, Ltd.	24,500	204,865
Yamashin-Filter Corp.	34,700	79,946

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Yamazen Corp.	53,700	$392,112
Yellow Hat, Ltd.	21,200	268,092
Yodogawa Steel Works, Ltd.	20,700	343,133
Yokogawa Bridge Holdings Corp.	20,500	294,700
Yokowo Co., Ltd. (b)	22,600	346,349
Yondoshi Holdings, Inc.	10,400	138,789
Yonex Co., Ltd.	28,100	236,416
Yorozu Corp.	10,400	67,825
Yoshinoya Holdings Co., Ltd. (b)	34,600	635,180
Yuasa Trading Co., Ltd.	10,300	254,363
Yurtec Corp.	34,900	189,586
Yushin Precision Equipment Co., Ltd.	17,500	89,912
Zenrin Co., Ltd.	49,165	334,027
ZERIA Pharmaceutical Co., Ltd.	24,500	386,828
ZIGExN Co., Ltd.	39,100	90,947
Zojirushi Corp. (b)	25,900	263,280
		223,500,904
JERSEY — 0.1%
JTC PLC (b)(d)	65,836	471,732
KENYA — 0.1%
Vivo Energy PLC (d)	255,376	452,806
LUXEMBOURG — 0.0% (e)
B&S Group Sarl (b)(d)	21,688	113,369
MACAU — 0.0% (e)
MECOM Power and Construction, Ltd. (b)	645,999	194,287
MALAYSIA — 0.0% (e)
Frencken Group, Ltd. (b)	232,500	185,439
UG Healthcare Corp., Ltd. (b)	198,200	31,331
		216,770
MALTA — 0.1%
Catena Media PLC (a)(b)	27,806	86,967
Kambi Group PLC (a)(b)	13,302	217,300
Media & Games Invest SE (a)	97,813	234,274
		538,541
MONGOLIA — 0.0% (e)
Mongolian Mining Corp. (a)	426,000	127,035
MYANMAR — 0.0% (e)
Yoma Strategic Holdings, Ltd. (a)(b)	933,000	93,186
NETHERLANDS — 0.8%
Accell Group NV (a)(b)	—	—
AMG Advanced Metallurgical Group NV	14,673	377,361
Brack Capital Properties NV (a)	1	92
Brunel International NV	19,904	215,994
CM.com NV (a)(b)	4,642	65,564
Flow Traders (d)	20,675	590,513
ForFarmers NV	11,275	31,354
Security Description	Shares	Value
Heijmans NV ADR	27,833	$309,603
Intertrust NV (a)(d)	42,814	856,704
Kendrion NV	14,474	236,965
Merus NV (a)(b)	20,718	469,055
NSI NV REIT	14,243	489,148
Ordina NV	44,748	222,681
Pharming Group NV (a)	437,538	343,983
ProQR Therapeutics NV (a)(b)	52,123	40,536
SIF Holding NV (b)	9,247	101,700
Sligro Food Group NV (a)	7,815	147,717
TomTom NV (a)(b)	50,683	374,085
Van Lanschot Kempen NV ADR	8,218	191,161
Vastned Retail NV REIT	14,405	320,772
		5,384,988
NEW ZEALAND — 0.6%
Air New Zealand, Ltd. (a)	305,946	108,427
Argosy Property, Ltd.	427,226	328,050
Heartland Group Holdings, Ltd. (b)	180,188	212,861
Kiwi Property Group, Ltd.	879,832	533,360
KMD Brands, Ltd. (b)	207,559	141,955
Oceania Healthcare, Ltd.	170,241	98,438
Pacific Edge, Ltd. (a)(b)	229,622	97,082
Precinct Properties New Zealand, Ltd.	537,330	457,697
Pushpay Holdings, Ltd. (a)	550,842	434,957
SKY Network Television, Ltd. (a)	35,906	52,686
SKYCITY Entertainment Group, Ltd.	388,396	702,722
Synlait Milk, Ltd. (a)	35,567	68,995
Vital Healthcare Property Trust REIT (b)	291,371	488,226
Volpara Health Technologies, Ltd. (a)(b)	280,276	80,947
		3,806,403
NORWAY — 1.7%
Aker Solutions ASA	186,710	505,717
ArcticZymes Technologies ASA (a)	35,961	287,186
Avance Gas Holding, Ltd. (d)	97,356	522,760
Bergenbio ASA (a)(b)	102,431	116,326
Bonheur ASA	4,949	179,080
BW Offshore, Ltd.	123,451	332,376
Crayon Group Holding ASA (a)(d)	16,896	214,113
Elmera Group ASA (d)	23,591	47,756
Europris ASA (d)	97,405	453,122
FLEX LNG, Ltd. (a)(b)	25,988	716,529
Frontline, Ltd. (a)(b)	52,740	470,295
Grieg Seafood ASA	32,250	456,669
Hexagon Composites ASA (a)(b)	27,572	75,183
Hunter Group ASA	401,065	139,037
IDEX Biometrics ASA (a)(b)	700,237	82,570

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Kahoot! ASA (a)(b)	195,209	$354,171
Kid ASA (d)	13,792	116,286
Kitron ASA (b)	241,977	429,593
LINK Mobility Group Holding ASA (a)(b)	134,879	153,586
Nordic Nanovector ASA (a)(b)	100,971	25,734
Norway Royal Salmon ASA	10,525	267,393
Odfjell Drilling, Ltd. (a)	582	1,367
Opera, Ltd. ADR (a)	23,870	105,267
Pexip Holding ASA (a)(b)	41,028	56,311
PGS ASA (a)(b)	427,267	287,375
PhotoCure ASA (a)	16,926	174,747
Protector Forsikring ASA	64,806	671,690
Selvaag Bolig ASA	19,486	70,116
SFL Corp., Ltd.	72,192	685,102
SpareBank 1 Nord Norge	44,574	394,770
SpareBank 1 SMN	46,235	541,918
Stolt-Nielsen, Ltd.	14,259	300,197
TGS ASA	56,372	789,114
Veidekke ASA	84,776	767,980
Wallenius Wilhelmsen ASA	71,581	384,359
XXL ASA (b)(d)	56,386	33,701
		11,209,496
PERU — 0.0% (e)
Hochschild Mining PLC	231,881	271,752
PORTUGAL — 0.3%
Altri SGPS SA	137,432	915,230
Greenvolt-Energias Renovaveis SA (a)	30,044	230,860
Mota-Engil SGPS SA (b)	44,995	57,765
REN - Redes Energeticas Nacionais SGPS SA	313,785	943,134
		2,146,989
SINGAPORE — 1.5%
AEM Holdings, Ltd. (b)	49,600	147,549
AIMS APAC REIT	294,104	285,292
Ascendas India Trust (b)	507,900	426,991
Best World International, Ltd. (a)(b)(c)	54,409	26,585
BW LPG, Ltd. (d)	77,487	571,756
CapitaLand China Trust REIT	425,634	351,713
CDL Hospitality Trusts Stapled Security	500,380	456,623
China Aviation Oil Singapore Corp., Ltd.	252,500	158,754
ESR-LOGOS REIT (b)	3,091,455	899,647
Ezion Holdings, Ltd. (c)	4,945,500	—
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—
Far East Hospitality Trust Stapled Security	286,000	131,523
Hyflux, Ltd. (a)(c)	33,300	—
iFAST Corp., Ltd. (b)	80,700	240,065
IGG, Inc.	500,000	216,645
Kenon Holdings, Ltd.	6,460	258,057
Keppel Infrastructure Trust	1,631,092	668,048
Security Description	Shares	Value
Keppel Pacific Oak US REIT	193,700	$135,590
Lendlease Global Commercial REIT (b)	472,697	270,025
Manulife US Real Estate Investment Trust	838,455	477,919
Midas Holdings, Ltd. (a)(b)(c)	1,078,700	—
Oceanus Group, Ltd. (a)	8,588,500	104,911
OUE Commercial Real Estate Investment Trust (b)	1,302,618	360,356
Prime US REIT (b)	227,300	153,427
Raffles Medical Group, Ltd.	578,674	465,700
Sasseur Real Estate Investment Trust	244,200	136,866
Sheng Siong Group, Ltd.	321,800	351,466
Singapore Post, Ltd.	898,800	419,789
SPH REIT	269,500	181,061
Starhill Global REIT (b)	871,552	363,225
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (c)	1,254	—
UMS Holdings, Ltd. (b)	587,792	468,814
Wing Tai Holdings, Ltd. (b)	603,675	754,756
XP Power, Ltd. (b)	6,730	232,938
		9,716,091
SOUTH AFRICA — 0.0% (e)
Great Basin Gold, Ltd. (a)(b)(c)	266,255	—
SOUTH KOREA — 12.6%
AbClon, Inc. (a)	10,832	94,688
ABLBio, Inc. (a)	17,356	336,854
Able C&C Co., Ltd. (a)	9,362	38,504
Ace Technologies Corp. (a)	12,488	68,480
Advanced Process Systems Corp.	9,034	115,499
AfreecaTV Co., Ltd.	5,839	360,216
Ahnlab, Inc. (b)	3,243	215,800
Air Busan Co., Ltd. (a)	51,331	57,324
Alchera, Inc. (a)	7,241	72,778
Amicogen, Inc. (a)	14,824	264,877
Amotech Co., Ltd. (a)	10,927	190,617
Anam Electronics Co., Ltd. (a)	100,559	193,621
Ananti, Inc. (a)	23,606	121,266
Anterogen Co., Ltd. (a)	3,480	55,481
APAM Corp. (a)(c)	6,724	—
Aprogen Medicines, Inc. (a)	51,741	68,143
Aprogen pharmaceuticals, Inc. (a)	131,222	59,830
AptaBio Therapeutics, Inc. (a)	6,969	83,194
Asiana Airlines, Inc. (a)	17,605	211,520
BGF Co., Ltd.	37,065	118,326
BH Co., Ltd.	18,583	349,218
Binex Co., Ltd. (a)	18,088	179,710
Binggrae Co., Ltd.	1,783	63,580
Bioneer Corp. (a)(b)	10,925	206,989
Biosolution Co., Ltd. (a)	3,973	46,970
BNC Korea Co., Ltd. (a)	22,944	130,765
Boditech Med, Inc.	11,687	100,362
Boryung (b)	30,676	239,804

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Bukwang Pharmaceutical Co., Ltd.	21,923	$142,844
BusinessOn Communication Co., Ltd.	19,206	120,555
Cafe24 Corp. (a)	14,829	141,049
CammSys Corp. (a)	150,006	236,839
Cellid Co., Ltd. (a)	3,794	52,597
Cellivery Therapeutics, Inc. (a)(b)	11,262	201,665
Cellumed Co., Ltd. (a)	43,703	164,425
Chabiotech Co., Ltd. (a)(b)	30,601	339,383
Chong Kun Dang Pharmaceutical Corp.	5,122	345,175
Chongkundang Holdings Corp.	2,253	98,387
CJ CGV Co., Ltd. (a)	7,985	142,985
CJ Freshway Corp.	2,313	73,573
Classys, Inc. (b)	11,484	126,037
CMG Pharmaceutical Co., Ltd. (a)	61,536	118,484
CNK International Co., Ltd. (a)(c)	16,071	—
Com2uS Holdings Corp. (a)	2,034	77,152
Com2uSCorp	7,617	420,625
Coreana Cosmetics Co., Ltd. (a)	51,783	117,254
CORESTEM, Inc. (a)	7,474	59,866
Cosmax, Inc. (b)	6,742	293,379
Cosmecca Korea Co., Ltd. (a)	1,080	8,077
CosmoAM&T Co., Ltd. (a)	11,782	435,110
Cosmochemical Co., Ltd. (a)	15,589	182,496
Creative & Innovative System (a)(b)	17,685	215,887
CrystalGenomics, Inc. (a)	30,769	95,975
Cuckoo Homesys Co., Ltd. (b)	7,420	161,727
CUROCOM Co., Ltd. (a)	56,686	48,897
Dae Han Flour Mills Co., Ltd.	588	62,722
Dae Hwa Pharmaceutical Co., Ltd.	3,138	16,507
Daea TI Co., Ltd. (a)	36,543	90,344
Daeduck Co., Ltd.	19,938	95,974
Daeduck Electronics Co., Ltd.	32,786	660,316
Daejoo Electronic Materials Co., Ltd.	5,245	266,613
Daesang Corp.	19,115	301,800
Daesung Holdings Co., Ltd.	8,550	485,975
Daewon Media Co., Ltd. (a)	6,563	57,118
Daewon Pharmaceutical Co., Ltd.	13,915	166,650
Daewoong Co., Ltd.	24,014	503,991
Daewoong Pharmaceutical Co., Ltd.	1,180	160,405
Daishin Securities Co., Ltd. Preference Shares	68,345	723,771
Danal Co., Ltd. (a)	25,821	140,003
Danawa Co., Ltd. (a)	9,420	120,434
Daou Technology, Inc.	21,402	287,635
Dasan Networks, Inc. (a)	11,657	49,469
Security Description	Shares	Value
Dawonsys Co., Ltd. (b)	23,901	$441,793
Dentium Co., Ltd.	6,797	448,108
Devsisters Co., Ltd. (b)	5,134	169,829
DGB Financial Group, Inc.	111,513	653,584
DI Dong Il Corp.	7,420	92,293
DIAC Co., Ltd. (a)(c)	33,459	75,182
DIO Corp. (a)	6,290	127,893
DL Holdings Co., Ltd.	3,403	185,823
DMS Co., Ltd.	49,156	193,080
Dong-A Socio Holdings Co., Ltd.	4,907	387,375
Dong-A ST Co., Ltd.	5,180	232,589
Dongjin Semichem Co., Ltd.	24,610	608,427
Dongkoo Bio & Pharma Co., Ltd.	3,933	19,265
DongKook Pharmaceutical Co., Ltd.	18,414	275,841
Dongkuk Steel Mill Co., Ltd.	25,345	250,834
Dongsung Finetec Co., Ltd.	10,508	98,330
Dongsung Pharmaceutical Co., Ltd. (a)	11,021	63,406
Dongwha Enterprise Co., Ltd. (a)	3,049	145,358
Dongwha Pharm Co., Ltd.	34,933	260,706
Dongwon F&B Co., Ltd.	494	56,500
Dongwon Industries Co., Ltd.	242	41,750
Dongyang Steel Pipe Co., Ltd. (a)	162,964	138,063
Doosan Co., Ltd.	4,949	266,813
Doosan Tesna, Inc.	3,040	70,943
DoubleUGames Co., Ltd.	7,415	219,298
Dreamtech Co., Ltd.	12,418	91,815
Duk San Neolux Co., Ltd. (a)	5,757	133,461
E Investment&Development Co., Ltd. (a)	57,133	55,443
E&D Co., Ltd. (a)	6,041	108,407
Echo Marketing, Inc.	62,098	662,398
Ecopro Co., Ltd.	10,566	582,660
EM-Tech Co., Ltd.	19,631	418,051
ENF Technology Co., Ltd. (b)	24,390	544,755
Enplus Co., Ltd. (a)	29,067	69,063
Enzychem Lifesciences Corp. (a)	4,893	60,484
Eo Technics Co., Ltd.	2,456	152,460
Eoflow Co., Ltd. (a)	18,173	272,231
Eone Diagnomics Genome Center Co., Ltd. (a)	54,718	122,214
E-TRON Co., Ltd. (a)	409,730	64,060
Eubiologics Co., Ltd. (a)	15,664	176,136
Eugene Corp. (b)	46,472	137,440
Eugene Investment & Securities Co., Ltd.	128,028	266,232
Eugene Technology Co., Ltd.	4,800	108,503
Eutilex Co., Ltd. (a)	3,827	26,085
F&F Holdings Co., Ltd.	2,331	31,418
Fine Technix Co., Ltd.	19,902	168,609
Finetex EnE, Inc. (a)(c)	2,258	—

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Foosung Co., Ltd. (b)	42,049	$574,838
Futurestream Networks Co., Ltd. (a)	48,786	156,683
GAEASOFT (a)(b)	12,525	109,005
GC Cell Corp. (a)	7,067	305,888
GemVax & Kael Co., Ltd. (a)	14,484	146,692
GeneOne Life Science, Inc. (a)	38,293	303,772
Genexine, Inc. (a)	9,819	231,031
Genome & Co. (a)	5,545	73,882
Genomictree, Inc. (a)	7,041	73,479
Giantstep, Inc. (a)	6,521	103,711
GOLFZON Co., Ltd.	2,386	246,980
Golfzon Newdin Holdings Co., Ltd.	3,438	19,462
Gradiant Corp. (b)	7,189	93,019
Grand Korea Leisure Co., Ltd. (a)	17,428	173,824
Gravity Co., Ltd. ADR (a)	1,498	76,323
Green Cross Holdings Corp.	16,645	251,265
G-Smatt Global Co., Ltd. (a)(c)	49,298	—
HAESUNG DS Co., Ltd.	18,117	863,711
Halla Holdings Corp.	3,320	93,714
Hana Tour Service, Inc. (a)(b)	6,264	260,518
Hanall Biopharma Co., Ltd. (a)	17,997	228,705
Hancom, Inc. (a)	10,539	146,104
Handsome Co., Ltd.	13,165	311,280
Hanil Cement Co., Ltd.	12,802	131,629
Hanjin Shipping Co., Ltd. (a)(c)	1,732	—
Hanjin Transportation Co., Ltd.	5,761	123,349
Hankook & Co. Co., Ltd	16,610	164,386
Hankook Shell Oil Co., Ltd.	901	171,054
Hanmi Semiconductor Co., Ltd.	34,341	331,931
Hansae Co., Ltd.	12,919	168,651
Hansol Holdings Co., Ltd.	58,207	138,076
Hansol Paper Co., Ltd.	28,783	278,209
Hanwha General Insurance Co., Ltd. (a)	52,211	169,292
Hanwha Investment & Securities Co., Ltd.	100,211	251,608
Harim Holdings Co., Ltd.	73,746	477,668
HDC Holdings Co., Ltd.	17,604	89,891
HDC Hyundai Development Co-Engineering & Construction Class E (b)	16,871	144,880
Helixmith Co., Ltd. (a)	14,769	236,595
HFR, Inc. (a)	4,960	93,019
HJ Magnolia Yongpyong Hotel & Resort Corp. (a)	47,731	147,046
HJ Shipbuilding & Construction Co., Ltd. (a)	39,125	216,959
HLB Global Co., Ltd. (a)	16,211	124,854
HLB Life Science Co., Ltd. (a)	41,017	383,824
Hlb Pharma Ceutical Co., Ltd. (a)	9,056	102,529
HLB Therapeutics Co., Ltd. (a)	15,740	161,231
Homecast Co., Ltd. (a)	21,920	57,822
HS Industries Co., Ltd.	40,512	146,647
Security Description	Shares	Value
Humasis Co., Ltd.	16,101	$196,550
Humedix Co., Ltd.	1,555	26,647
Huons Co., Ltd.	5,296	143,168
Huons Global Co., Ltd.	3,280	53,303
Hyosung Chemical Corp. (a)	2,138	320,272
Hyosung Heavy Industries Corp. (a)	5,634	273,369
Hyundai Bioland Co., Ltd.	4,896	43,364
Hyundai Bioscience Co., Ltd. (a)(b)	31,812	536,570
Hyundai Construction Equipment Co., Ltd.	8,408	291,081
Hyundai Corp.	3,218	37,672
Hyundai Department Store Co., Ltd. (b)	4,821	260,284
Hyundai Doosan Infracore Co., Ltd. (a)	43,676	182,993
Hyundai Electric & Energy System Co., Ltd. (a)	11,942	233,156
Hyundai Elevator Co., Ltd.	11,790	244,263
Hyundai Ezwel Co., Ltd.	22,798	132,567
Hyundai Greenfood Co., Ltd. (b)	40,230	241,368
Hyundai Home Shopping Network Corp.	4,700	183,164
Hyundai Livart Furniture Co., Ltd.	15,343	129,395
Hyundai Marine & Fire Insurance Co., Ltd.	23,521	560,671
Icure Pharm, Inc. (a)(b)	8,533	70,648
Il Dong Pharmaceutical Co., Ltd. (a)	10,639	252,783
Iljin Diamond Co., Ltd.	3,718	55,409
Ilyang Pharmaceutical Co., Ltd.	9,546	163,217
InBody Co., Ltd.	9,938	182,931
Innocean Worldwide, Inc.	6,657	234,820
InnoWireless, Inc.	6,321	134,122
Innox Advanced Materials Co., Ltd.	7,074	181,154
Inscobee, Inc. (a)	65,052	110,474
Insun ENT Co., Ltd. (a)	44,547	296,431
Intellian Technologies, Inc.	3,503	161,606
Interojo Co., Ltd.	5,104	108,102
iNtRON Biotechnology, Inc. (a)	17,454	120,178
IS Dongseo Co., Ltd.	7,107	213,473
ISC Co., Ltd.	1	24
Jahwa Electronics Co., Ltd. (a)	27,331	486,249
JB Financial Group Co., Ltd.	117,925	667,551
Jeil Pharmaceutical Co., Ltd.	5,717	88,943
Jeisys Medical, Inc. (a)	54,706	288,614
Jeju Air Co., Ltd. (a)	8,778	108,508
Jenax, Inc. (a)(c)	1,564	—
JETEMA Co., Ltd. (a)	8,395	83,084
Jin Air Co., Ltd. (a)	25,771	273,906
JoyCity Corp. (a)	34,695	122,918
JW Pharmaceutical Corp.	7,965	138,639
JW Shinyak Corp. (a)	15,589	45,744

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
JYP Entertainment Corp.	23,506	$873,509
Kangstem Biotech Co., Ltd. (a)	23,874	49,554
KC Co., Ltd.	7,116	102,487
KEPCO Engineering & Construction Co., Inc. (b)	15,813	864,697
KEPCO Plant Service & Engineering Co., Ltd. (b)	17,496	517,442
KG DONGBUSTEEL (b)	16,101	164,929
KG Eco Technology Service Co., Ltd.	14,672	188,146
Kginicis Co., Ltd.	18,569	181,628
KGMobilians Co., Ltd.	13,727	76,754
KH FEELUX Co., Ltd. (a)	42,181	48,730
KH Vatec Co., Ltd.	9,270	132,796
KINX, Inc.	5,559	204,010
KMW Co., Ltd. (a)	17,274	345,906
Koh Young Technology, Inc.	27,354	297,051
Kolmar BNH Co., Ltd.	33,161	687,023
Kolmar Korea Co., Ltd. (b)	10,563	310,365
Kolon Industries, Inc.	10,753	432,306
KoMiCo, Ltd.	2,845	102,875
Komipharm International Co., Ltd. (a)(b)	18,685	102,606
KONA I Co., Ltd. (a)	7,460	93,652
Korea Electric Terminal Co., Ltd.	3,289	136,535
Korea Electronic Power Industrial Development Co., Ltd.	16,978	145,145
Korea Line Corp. (a)	106,626	215,157
Korea Petrochemical Ind Co., Ltd.	3,006	283,607
Korea Pharma Co., Ltd.	3,239	57,127
Korea Real Estate Investment & Trust Co., Ltd.	66,495	87,318
Korea United Pharm, Inc.	8,521	145,036
Korean Reinsurance Co.	104,682	677,240
KT Skylife Co., Ltd.	7,071	44,602
Kukdo Chemical Co., Ltd.	2,966	114,446
Kuk-il Paper Manufacturing Co., Ltd. (a)(b)	36,904	71,909
Kumho Tire Co., Inc. (a)	60,928	163,301
KUMHOE&C Co., Ltd.	17,139	103,885
Kwang Dong Pharmaceutical Co., Ltd.	21,774	104,476
L&C Bio Co., Ltd. (b)	5,282	126,111
LabGenomics Co., Ltd.	13,635	63,218
LB Semicon, Inc. (b)	13,272	85,659
LegoChem Biosciences, Inc. (a)	12,817	414,104
LEMON Co., Ltd. (a)	11,280	53,689
LF Corp.	3,153	37,640
Lock&Lock Co., Ltd. (a)	4,740	27,891
Lotte Chilsung Beverage Co., Ltd.	3,223	434,400
LOTTE Fine Chemical Co., Ltd.	16,419	828,284
Lotte Food Co., Ltd.	797	204,907
Security Description	Shares	Value
LOTTE Himart Co., Ltd.	5,100	$65,989
Lotte Non-Life Insurance Co., Ltd. (a)	126,251	165,787
Lotte Tour Development Co., Ltd. (a)(b)	9,005	84,613
LS Corp.	9,024	442,026
LS Electric Co., Ltd.	13,150	583,364
Lx International Corp.	27,453	688,228
LX Semicon Co., Ltd.	5,718	421,892
M2N Co., Ltd. (a)	17,456	82,951
Macrogen, Inc.	9,311	179,278
Maeil Dairies Co., Ltd.	1,120	49,945
MagnaChip Semiconductor Corp. (a)	27,486	399,372
Mcnex Co., Ltd.	5,607	134,518
ME2ON Co., Ltd. (a)	45,891	154,278
Medipost Co., Ltd. (a)	10,029	144,827
MedPacto, Inc. (a)	6,935	123,381
Medytox, Inc. (a)	3,170	268,805
Meerecompany, Inc.	473	7,213
MegaStudyEdu Co., Ltd.	5,561	334,071
Mezzion Pharma Co., Ltd. (a)(b)	11,445	145,442
MiCo, Ltd.	11,137	70,421
Minwise Co., Ltd.	27,292	284,817
Mirae Asset Life Insurance Co., Ltd.	66,992	160,205
Miwon Commercial Co., Ltd.	1,107	151,761
Modetour Network, Inc. (a)	9,203	113,407
Myoung Shin Industrial Co., Ltd. (a)(b)	8,138	104,984
Namhae Chemical Corp.	23,570	180,442
Namsun Aluminum Co., Ltd. (a)	43,610	72,045
Naturecell Co., Ltd. (a)(b)	38,079	511,767
Neowiz (a)	12,682	225,627
NEPES Corp. (a)(b)	11,404	171,271
NewGLAB Pharma Co., Ltd. (a)	15,553	111,760
NEXTIN, Inc.	4,072	173,744
NHN Corp. (a)	18,891	406,657
NHN KCP Corp. (a)(b)	15,985	153,891
NICE Holdings Co., Ltd.	6,485	73,920
NICE Information Service Co., Ltd. (b)	31,714	351,726
NKMax Co., Ltd. (a)(b)	16,189	185,156
NongShim Co., Ltd. (b)	3,119	642,585
NOVAREX Co., Ltd.	6,032	138,907
Okins Electronics Co., Ltd. (a)	9,322	153,644
OliX Pharmaceuticals, Inc. (a)	5,757	100,207
OptoElectronics Solutions Co., Ltd.	2,608	45,495
OPTRON-TEC, Inc. (a)	66,146	274,589
Orion Holdings Corp.	14,694	169,755
Oscotec, Inc. (a)	12,102	258,650
Ottogi Corp.	1,162	379,458
Paradise Co., Ltd. (a)	29,342	305,081
Park Systems Corp.	2,252	166,680

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Partron Co., Ltd.	9,092	$59,171
Peptron, Inc. (a)	21,513	165,357
PharmAbcine (a)	10,377	31,809
PharmaResearch Co., Ltd.	3,366	174,729
Pharmicell Co., Ltd. (a)	44,491	394,059
PI Advanced Materials Co., Ltd. (b)	10,369	254,753
POLUS BioPharm, Inc. (a)(c)	21,662	—
Poongsan Corp. (b)	18,868	360,387
Posco ICT Co., Ltd.	10,167	41,031
Power Logics Co., Ltd. (a)	18,387	82,135
Prestige Biologics Co., Ltd. (a)	15,798	53,171
Prestige Biopharm, Ltd. (a)	7,484	65,998
Prostemics Co., Ltd. (a)	6,857	11,856
PSK Holdings, Inc.	2	14
PSK, Inc.	12,226	350,283
Qurient Co., Ltd. (a)(c)	4,039	70,692
RAPHAS Co., Ltd. (a)	4,581	133,189
Reyon Pharmaceutical Co., Ltd.	4,219	72,949
RFHIC Corp.	5,533	91,620
RFTech Co., Ltd. (a)	13,426	52,426
Rsupport Co., Ltd.	22,212	72,192
S&S Tech Corp.	5,155	78,413
Sam Chun Dang Pharm Co., Ltd. (a)	6,972	180,958
SAM KANG M&T Co., Ltd. (a)(b)	11,184	198,976
Sam Yung Trading Co., Ltd.	7,721	79,089
Sambu Engineering & Construction Co., Ltd. (a)	84,639	149,930
Samick THK Co., Ltd.	21,626	204,035
Samjin Pharmaceutical Co., Ltd.	11,857	225,561
Samsung Pharmaceutical Co., Ltd. (a)	34,737	85,612
Samwha Capacitor Co., Ltd.	4,323	131,015
Samyang Holdings Corp.	4,656	255,678
Sang-A Frontec Co., Ltd.	4,396	99,032
Sangsangin Co., Ltd. (b)	28,094	184,567
SaraminHR Co., Ltd.	5,585	151,626
Seah Besteel Holdings Corp.	8,375	99,011
Sebang Global Battery Co., Ltd.	2,680	108,777
Seobu T&D	16,842	95,599
Seohan Co., Ltd.	179,993	182,987
Seojin System Co., Ltd.	8,738	100,274
Seoul Semiconductor Co., Ltd.	27,681	223,853
Seoul Viosys Co., Ltd.	7,951	39,804
SFA Engineering Corp. (b)	22,817	695,019
SFA Semicon Co., Ltd. (a)	36,405	141,313
SGC Energy Co., Ltd.	5,334	149,536
Shinsegae Information & Communication Co., Ltd.	29,940	318,216
Shinsegae International, Inc.	7,165	166,378
Shinsung E&G Co., Ltd. (a)	238,803	385,314
SillaJen, Inc. (a)(b)(c)	29,675	138,273
Security Description	Shares	Value
SIMMTECH Co., Ltd.	9,119	$259,509
Sindoh Co., Ltd.	1,794	43,109
SK D&D Co., Ltd.	5,184	103,009
SK Discovery Co., Ltd.	4,569	122,987
SK Networks Co., Ltd. (b)	80,985	261,966
SK Rent A Car Co., Ltd. (a)	3,637	22,885
SK Securities Co., Ltd.	357,665	203,294
SL Corp.	4,876	117,919
SM Entertainment Co., Ltd.	10,747	522,286
S-MAC Co., Ltd. (a)(b)	43,855	114,332
Solid, Inc. (a)	19,360	70,229
SOLUM Co., Ltd. (a)	17,114	255,708
Solus Advanced Materials Co, Ltd.	10,178	353,533
Songwon Industrial Co., Ltd.	17,745	271,286
Soulbrain Holdings Co., Ltd.	4,885	72,425
SPC Samlip Co., Ltd.	2,001	109,420
Ssangyong Motor Co. (a)(c)	28,147	30,024
ST Pharm Co., Ltd. (b)	9,246	640,184
STCUBE (a)	20,207	89,332
STIC Investments, Inc.	16,510	91,807
Sugentech, Inc. (a)	14,371	118,984
Suheung Co., Ltd.	1,848	46,542
Sungshin Cement Co., Ltd.	17,287	122,090
Synopex, Inc. (a)	36,331	86,323
T&R Biofab Co., Ltd. (a)	12,679	145,500
Taekwang Industrial Co., Ltd.	449	313,304
Taeyoung Engineering & Construction Co., Ltd.	26,935	141,064
Taihan Electric Wire Co., Ltd. (a)(b)	638,886	907,844
Taihan Fiberoptics Co., Ltd. (a)	27,872	48,836
TechWing, Inc.	21,347	245,793
Tego Science, Inc. (a)	695	11,214
Telcon RF Pharmaceutical, Inc. (a)	46,970	50,645
Theragen Etex Co., Ltd. (a)	21,683	66,465
TKG Huchems Co., Ltd. (b)	24,349	370,373
Tokai Carbon Korea Co., Ltd.	1,876	162,546
Toptec Co., Ltd. (a)	11,236	61,874
Tovis Co., Ltd.	9,144	62,326
TSE Co., Ltd. (b)	3,180	149,154
TY Holdings Co., Ltd. (a)	25,646	371,338
UBCare Co., Ltd.	29,740	118,649
Ubiquoss Holdings, Inc.	3,851	50,273
Unid Co., Ltd.	2,889	214,494
Union Semiconductor Equipment & Materials Co., Ltd.	58,851	334,958
Unison Co., Ltd. (a)(b)	74,591	155,972
UTI, Inc.	5,328	68,734
Value Added Technology Co., Ltd.	4,465	105,745
Vaxcell-Bio Therapeutics Co., Ltd. (a)	7,296	216,902
VICTEK Co., Ltd.	19,010	75,548
Vidente Co., Ltd. (a)	16,175	106,762

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Webcash Corp.	9,105	$109,395
Webzen, Inc. (a)	13,225	187,415
Wellbiotec Co., Ltd. (a)	33,795	38,522
Wemade Co., Ltd. (b)	10,637	472,701
Wemade Play Co., Ltd. (a)	1,301	21,794
Whanin Pharmaceutical Co., Ltd.	10,804	134,384
Wins Co., Ltd.	8,151	90,713
WiSoL Co., Ltd.	7,613	50,718
Wonik Holdings Co., Ltd. (a)(b)	118,186	346,348
WONIK IPS Co., Ltd. (b)	19,367	444,498
Woojeon Co., Ltd. (a)(c)	76	—
Woongjin Thinkbig Co., Ltd.	9,533	17,034
Woori Technology Investment Co., Ltd. (a)	83,615	337,448
Woori Technology, Inc. (a)	111,128	192,574
Woory Industrial Co., Ltd.	10,325	101,787
Wysiwyg Studios Co., Ltd. (a)(b)	14,972	228,316
XIILab Co., Ltd. (a)	3,964	38,620
YG Entertainment, Inc. (b)	4,650	158,116
Young Poong Corp.	657	265,148
Youngone Corp.	12,027	355,697
Yuanta Securities Korea Co., Ltd.	87,236	182,414
Yungjin Pharmaceutical Co., Ltd. (a)	61,938	172,925
Zinus, Inc. (b)	4,133	155,338
		81,474,868
SPAIN — 1.3%
Abengoa SA Class B (a)	12,105,124	78,463
Aedas Homes SA (d)	14,722	327,831
Amper SA (a)(b)	867,235	183,597
Applus Services SA	88,356	609,654
Atresmedia Corp. de Medios de Comunicacion SA (b)	59,385	204,505
Audax Renovables SA (b)	92,347	109,674
Construcciones y Auxiliar de Ferrocarriles SA	13,299	390,687
ContourGlobal PLC (d)	117,814	359,844
Deoleo SA (a)(b)	483,883	164,410
Distribuidora Internacional de Alimentacion SA (a)	8,784,286	119,386
Ence Energia y Celulosa SA	62,885	214,454
Ercros SA	73,175	287,643
Faes Farma SA	223,695	907,384
Global Dominion Access SA (d)	49,189	213,669
Grupo Ezentis SA (a)(b)	342,276	21,828
Indra Sistemas SA (a)(b)	61,884	590,357
Lar Espana Real Estate Socimi SA REIT	28,937	143,395
Let's GOWEX SA (a)(b)(c)	9,561	—
Mediaset Espana Comunicacion SA (a)	83,252	341,354
Melia Hotels International SA (a)	19,391	122,749
Security Description	Shares	Value
Miquel y Costas & Miquel SA	16,207	$220,267
Neinor Homes SA (b)(d)	27,925	349,162
Obrascon Huarte Lain SA (a)(b)	127,222	78,073
Oryzon Genomics SA (a)(b)	28,280	70,661
Pharma Mar SA (a)(b)	7,194	506,161
Prosegur Cash SA (b)(d)	239,998	156,063
Prosegur Cia de Seguridad SA	66,578	117,213
Sacyr SA	268,895	644,880
Talgo SA (b)(d)	44,108	147,791
Tecnicas Reunidas SA (a)(b)	47,048	346,764
Tubacex SA (a)(b)	94,351	230,323
		8,258,242
SWEDEN — 3.4%
AcadeMedia AB (d)	59,436	264,369
Alimak Group AB (d)	23,133	174,727
Ambea AB (d)	30,518	139,376
Attendo AB (a)(d)	56,098	120,874
Azelio AB (a)(b)	68,718	37,969
Bactiguard Holding AB (a)(b)	6,915	75,578
Beijer Alma AB	12,312	202,328
Betsson AB Class B	58,864	355,342
BHG Group AB (a)(b)	50,179	158,753
BioArctic AB (a)(d)	12,810	96,818
BioGaia AB Class B	36,307	366,493
Biotage AB	40,629	717,631
Bonava AB Class B	69,262	200,742
BoneSupport Holding AB (a)(d)	25,701	177,068
Boozt AB (a)(b)(d)	22,991	151,443
Bufab AB	25,835	668,099
Byggmax Group AB	36,113	187,130
Calliditas Therapeutics AB Class B (a)(b)	16,848	151,835
Camurus AB (a)	17,656	334,946
Cantargia AB (a)(b)	101,699	74,433
CDON AB (a)(b)	5,910	157,794
Cell Impact AB (a)	63,252	82,403
Cellavision AB	20,913	689,794
Cibus Nordic Real Estate AB	18,320	282,289
Clas Ohlson AB Class B	30,957	319,618
Climeon AB (a)(b)	98,689	41,315
Cloetta AB Class B	126,420	258,579
Coor Service Management Holding AB (d)	50,182	392,988
Creades AB Class A	22,801	172,219
CTT Systems AB (b)	10,732	207,363
Diamyd Medical AB (a)	34,623	49,599
Dios Fastigheter AB	44,149	306,106
Duni AB (a)(b)	19,365	154,203
Dustin Group AB (b)(d)	49,474	282,918
Enzymatica AB (a)	86,102	50,414
Eolus Vind AB Class B (b)	12,524	94,815
Fagerhult AB	30,226	134,060
Ferronordic AB (a)	6,124	18,885
Fingerprint Cards AB Class B (a)(b)	181,775	158,654

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
G5 Entertainment AB (b)	3,994	$74,288
GARO AB	20,268	257,518
Genovis AB (a)	43,023	180,742
Granges AB	58,455	436,385
Haldex AB (a)(b)	50,796	324,681
Hansa Biopharma AB (a)(b)	35,131	167,643
Hexatronic Group AB	81,220	603,955
Hoist Finance AB (a)(b)(d)	84,331	228,780
Humana AB (a)	15,056	65,529
Immunovia AB (a)	14,464	42,316
Impact Coatings AB (a)	59,030	38,019
Intervacc AB (a)(b)	34,355	140,874
INVISIO AB	11,474	165,267
Inwido AB	35,549	391,312
Karo Pharma AB (a)(b)	94,676	463,799
K-fast Holding AB (a)	28,637	56,674
KNOW IT AB	26,064	726,416
LeoVegas AB (d)	74,286	438,580
Lime Technologies AB (b)	8,706	190,476
Maha Energy AB (a)	109,879	165,879
Medcap AB (a)	6,649	116,533
Mekonomen AB	16,955	182,002
Minesto AB (a)(b)	45,777	62,541
Modern Times Group MTG AB Class B (b)	57,180	458,393
Munters Group AB (d)	60,155	346,639
NCC AB Class B	46,031	462,224
New Wave Group AB Class B	64,709	859,427
Nobia AB	60,650	162,169
Nordic Waterproofing Holding AB	9,383	128,374
Note AB (a)	19,771	373,140
NP3 Fastigheter AB	7,967	157,048
Oncopeptides AB (a)(b)(d)	60,550	136,907
Orexo AB (a)(b)	26,339	48,733
OW Bunker A/S (b)(c)	9,828	—
Paradox Interactive AB	21,186	368,937
PowerCell Sweden AB (a)(b)	26,966	356,831
Pricer AB Class B	62,394	93,767
RaySearch Laboratories AB (a)	42,301	224,562
Re:NewCell AB (a)(b)	8,831	82,989
Resurs Holding AB (d)	104,687	207,282
SAS AB (a)(b)	773,683	48,879
Scandi Standard AB (a)	33,295	118,593
Sdiptech AB Class B (a)(b)	10,822	249,867
Sedana Medical AB (a)(b)	54,709	144,148
Sensys Gatso Group AB (a)(b)	1,183,235	118,931
SkiStar AB	24,779	335,145
Smart Eye AB (a)(b)	12,376	73,127
SolTech Energy Sweden AB (a)(b)	66,236	116,023
SpectraCure AB (a)	152,350	115,964
Storytel AB (a)(b)	28,681	136,836
Svolder AB Class B	31,473	160,108
SwedenCare AB (b)	47,950	406,251
Tethys Oil AB	37,511	232,444
Security Description	Shares	Value
Tobii AB (a)(b)	45,451	$78,329
Tobii Dynavox AB (a)(b)	45,451	106,449
Vitec Software Group AB Class B	15,282	661,245
Vivesto AB (a)	279,435	17,452
Xvivo Perfusion AB (a)	13,415	280,805
		21,898,197
SWITZERLAND — 1.8%
AC Immune SA (a)(b)	56,361	203,463
APG SGA SA	342	62,874
Arbonia AG	23,220	309,487
Aryzta AG (a)	531,133	588,638
Ascom Holding AG	24,039	168,739
Autoneum Holding AG (b)	1,618	152,952
Basilea Pharmaceutica AG (a)(b)	4,059	163,657
Bell Food Group AG	925	243,968
Bobst Group SA	3,213	206,067
Burckhardt Compression Holding AG	1,577	659,726
Burkhalter Holding AG	1,329	104,393
Coltene Holding AG	2,611	224,458
Evolva Holding SA (a)(b)	518,471	48,200
Feintool International Holding AG (b)	2,504	49,172
Gurit Holding AG Class BR (b)	2,670	282,799
Huber + Suhner AG	7,152	569,261
Implenia AG (a)(b)	9,397	214,472
Intershop Holding AG	283	182,390
Jungfraubahn Holding AG (a)	828	110,706
Kardex Holding AG	4,392	727,603
Komax Holding AG (b)	2,508	613,017
Leonteq AG	4,150	229,749
Medartis Holding AG (a)(d)	1,706	156,638
Metall Zug AG Class B	104	207,489
Meyer Burger Technology AG (a)(b)	1,059,659	447,838
Mobilezone Holding AG	20,874	363,254
Molecular Partners AG (a)(b)	15,866	109,215
ObsEva SA (a)(b)	112,977	181,893
Orior AG	6,562	546,976
Relief Therapeutics Holding, Inc. (a)(b)	1,316,982	45,259
Rieter Holding AG	1,662	190,270
Sensirion Holding AG (a)(d)	4,608	465,926
Swiss Steel Holding AG (a)	442,998	110,131
u-blox Holding AG (a)	4,223	426,557
Valiant Holding AG	7,543	661,052
Valora Holding AG	5,001	862,971
Vetropack Holding AG	6,849	282,588
V-ZUG Holding AG (a)	1,402	130,337
Ypsomed Holding AG	2,271	307,434
Zehnder Group AG	2,945	173,805
		11,785,424

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
TAIWAN — 0.0% (e)
Medtecs International Corp., Ltd. (b)	228,100	$32,616
TURKEY — 0.1%
Eldorado Gold Corp. (a)	81,054	515,875
UNITED ARAB EMIRATES — 0.1%
Borr Drilling, Ltd. (a)	117,864	524,973
UNITED KINGDOM — 5.4%
4imprint Group PLC	9,875	278,231
A.G. Barr PLC	52,492	329,582
Aclara Resources, Inc. (a)(b)	31,274	9,698
Anglo Pacific Group PLC	141,007	247,964
AO World PLC (a)(b)	172,628	144,657
Argo Blockchain PLC (a)	250,585	101,948
Auction Technology Group PLC (a)	49,080	550,156
Autolus Therapeutics PLC ADR (a)(b)	52,375	148,221
Avon Protection PLC (b)	18,818	224,764
Bicycle Therapeutics PLC ADR (a)(b)	8,666	145,416
Biffa PLC (d)	153,183	697,252
Brewin Dolphin Holdings PLC	179,489	1,116,060
Bytes Technology Group PLC	120,084	610,178
Capita PLC (a)	872,801	270,505
Capricorn Energy PLC (a)(b)	313,097	828,925
Card Factory PLC (a)	227,382	127,441
Chemring Group PLC	114,904	439,567
Civitas Social Housing PLC REIT	294,412	281,033
Clarkson PLC	13,802	504,531
CLS Holdings PLC	69,552	171,047
CMC Markets PLC (b)(d)	42,388	141,050
Coats Group PLC	652,538	493,712
Compass Pathways PLC ADR (a)(b)	16,116	174,375
Concentric AB	10,825	186,343
Crest Nicholson Holdings PLC	56,563	167,199
Custodian REIT PLC	87,893	106,421
De La Rue PLC (a)(b)	83,569	78,960
DEV Clever Holdings PLC (a)	397,539	144,837
Devro PLC	175,319	390,488
Dignity PLC (a)(b)	25,239	123,832
Elementis PLC (a)	298,418	358,246
Empiric Student Property PLC REIT	412,526	430,853
EnQuest PLC (a)	806,603	229,222
Essentra PLC	166,814	503,429
Euromoney Institutional Investor PLC	34,420	561,810
FDM Group Holdings PLC	44,696	460,846
Firstgroup PLC (a)	287,553	445,254
Forterra PLC (d)	221,995	721,185
Foxtons Group PLC	277,577	110,738
Global Ship Lease, Inc. Class A	8,380	138,438
Security Description	Shares	Value
Gym Group PLC (a)(d)	180,673	$417,334
Halfords Group PLC	97,445	169,111
Helical PLC	46,587	211,883
Hill & Smith Holdings PLC	40,264	566,246
Hilton Food Group PLC	13,970	173,391
Hollywood Bowl Group PLC	50,244	126,919
Hyve Group PLC (a)	87,039	78,010
Ibstock PLC (d)	234,677	471,681
Immunocore Holdings PLC (a)(b)	6,548	244,306
Indivior PLC (a)	339,931	1,276,468
International Personal Finance PLC	122,667	113,964
Intu Properties PLC REIT (a)(b)(c)	404,524	—
IP Group PLC	349,950	297,498
J D Wetherspoon PLC (a)	87,695	664,567
James Fisher & Sons PLC (a)	27,491	97,155
John Menzies PLC (a)	69,736	505,605
Johnston Press PLC (c)	358	—
Just Group PLC	531,167	460,262
Keller Group PLC	60,746	534,116
Kier Group PLC (a)	204,016	168,234
Lb-shell PLC (c)	571	—
Luceco PLC (d)	47,245	59,557
LXI REIT PLC (b)	317,042	548,285
Marston's PLC (a)	614,668	384,439
Mitie Group PLC	671,359	456,586
Moneysupermarket.com Group PLC	179,142	378,770
Moonpig Group PLC (a)	80,662	220,998
Morgan Advanced Materials PLC	194,463	649,455
Morgan Sindall Group PLC	25,245	558,603
NCC Group PLC	120,881	274,817
ODFJELL Technology, Ltd. (a)	98	202
On the Beach Group PLC (a)(d)	84,681	146,445
Orchard Therapeutics PLC ADR (a)(b)	109,266	63,833
Oxford Biomedica PLC (a)	38,025	209,655
Oxford Instruments PLC	23,746	569,845
PayPoint PLC	36,561	249,537
Picton Property Income, Ltd. REIT (b)	197,218	212,207
Playtech PLC (a)	185,929	1,222,715
Premier Foods PLC	269,887	369,718
Provident Financial PLC	194,898	472,441
PZ Cussons PLC	218,804	522,950
Rathbones Group PLC	28,094	662,586
Reach PLC	148,040	180,327
Redde Northgate PLC	37,321	152,744
Regional REIT, Ltd. (d)	199,250	174,951
Renewi PLC (a)	32,728	287,367
Restaurant Group PLC (a)	317,902	171,958
Sabre Insurance Group PLC (d)	131,573	328,366

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Schroder Real Estate Investment Trust, Ltd.	634,318	$400,581
Senior PLC (a)	455,919	641,174
SIG PLC (a)	371,405	133,737
Spire Healthcare Group PLC (a)(d)	112,559	321,239
Standard Life Investment Property Income Trust, Ltd. REIT	192,770	178,391
SThree PLC	49,556	214,553
Supermarket Income REIT PLC (b)	332,013	481,840
Ted Baker PLC (a)(b)	96,725	88,571
Telecom Plus PLC	35,858	851,794
Tiziana Life Sciences, Ltd. (a)	109,258	81,452
TORM PLC Class A (a)	39,178	529,287
Triple Point Social Housing REIT PLC (d)	200,489	218,405
TT Electronics PLC	57,464	122,407
Tyman PLC	130,163	377,012
UK Commercial Property REIT, Ltd.	514,799	468,898
Volution Group PLC	82,955	339,006
Wincanton PLC	52,820	222,591
		34,971,459
UNITED STATES — 0.9%
Access Bio, Inc. (a)	21,796	245,088
Adaptimmune Therapeutics PLC ADR (a)(b)	76,223	129,579
Ameridge Corp. (a)(c)	8,992	2,483
Argonaut Gold, Inc. (a)(b)	142,278	49,634
Avadel Pharmaceuticals PLC ADR (a)(b)	21,932	53,514
Charlottes Web Holdings, Inc. (a)(b)	53,637	24,117
Cineworld Group PLC (a)(b)	622,500	158,759
Civeo Corp. (a)	9,101	235,443
DHT Holdings, Inc. (b)	69,053	423,295
Diversified Energy Co. PLC	337,073	456,025
Energy Fuels, Inc. (a)(b)	97,260	478,025
Ferroglobe PLC (a)(c)	19,857	—
Ferroglobe PLC (a)(b)	32,864	195,212
IMAX Corp. (a)	38,463	649,640
Maxeon Solar Technologies, Ltd. (a)(b)	24,628	327,306
MeiraGTx Holdings PLC (a)	20,428	154,640
Mind Medicine MindMed, Inc. (a)	244,996	156,822
Nitro Software, Ltd. (a)(b)	114,450	105,460
Nordic American Tankers, Ltd.	108,190	230,445
Ormat Technologies, Inc.	1	59
Pluristem Therapeutics, Inc. (a)(b)	50,507	62,124
PureTech Health PLC (a)	111,885	232,896
REC Silicon ASA (a)(b)	337,366	521,940
Renalytix PLC ADR (a)	20,905	51,217
Security Description	Shares	Value
Stratasys, Ltd. (a)	34,106	$639,146
UroGen Pharma, Ltd. (a)	16,719	136,929
Viemed Healthcare, Inc. (a)(b)	12,712	68,588
		5,788,386
TOTAL COMMON STOCKS (Cost $845,157,834)		640,759,027

RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
BWX, Ltd. (expiring 07/13/22) (a)	6,372	175
Cooper Energy, Ltd. (expiring 07/07/22) (a)	396,858	—
		175
PORTUGAL — 0.0% (e)
Greenvolt-Energias Renovaveis SA (expiring 07/04/22) (a)(b)	30,044	7,966
SOUTH KOREA — 0.0% (e)
EM-Tech Co., Ltd. (expiring 07/12/22) (a)	1,600	8,626
Eutilex Co., Ltd. (expiring 06/03/23) (a)	1,558	1,776
		10,402
TOTAL RIGHTS (Cost $0)		18,543
WARRANTS — 0.0% (e)
FRANCE — 0.0% (e)
CGG SA (expiring 02/21/23) (a)	1,729	14
Technicolor SA (expiring 9/22/24) (a)(b)	4,594	960
		974
ITALY — 0.0% (e)
Webuild SpA (expiring 08/02/30) (b)(c)	19,800	—
MACAU — 0.0% (e)
MECOM Power & Construction, Ltd. (expiring 05/24/23) (a)(b)	43,200	1,597
SINGAPORE — 0.0% (e)
Ezion Holdings, Ltd. (expiring 04/16/23) (b)(c)	389,064	—
TOTAL WARRANTS (Cost $0)		2,571
SHORT-TERM INVESTMENTS — 8.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (g)(h)	336,433	336,399

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i)(j)	54,625,927	$54,625,927
TOTAL SHORT-TERM INVESTMENTS (Cost $54,962,269)		54,962,326
TOTAL INVESTMENTS — 107.2% (Cost $900,120,103)		695,742,467
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(46,779,463)
NET ASSETS — 100.0%		$648,963,004
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the securities is $444,823, representing 0.07% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.3% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$638,960,092	$1,354,112	$444,823	$640,759,027
Rights	8,626	9,917	—	18,543
Warrants	2,571	—	0(a)	2,571
Short-Term Investments	54,962,326	—	—	54,962,326
TOTAL INVESTMENTS	$693,933,615	$1,364,029	$444,823	$695,742,467
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2022.
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Sector Breakdown as of June 30, 2022

% of Net Assets
Industrials	19.1%
Information Technology	12.9
Consumer Discretionary	12.1
Materials	10.4
Health Care	9.2
Real Estate	8.3
Financials	8.3
Energy	7.0
Consumer Staples	5.5
Communication Services	4.3
Utilities	1.6
Short-Term Investments	8.5
Liabilities in Excess of Other Assets	(7.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,251,072	$3,251,722	$33,428,018	$36,342,754	$(644)	$57	336,433	$336,399	$4,158
State Street Navigator Securities Lending Portfolio II	48,189,983	48,189,983	110,568,237	104,132,293	—	—	54,625,927	54,625,927	933,021
Total		$51,441,705	$143,996,255	$140,475,047	$(644)	$57		$54,962,326	$937,179
See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 8.6%
BWP Trust REIT (a)	690,153	$1,846,131
Centuria Industrial REIT (a)	775,983	1,499,429
Charter Hall Long Wale REIT (a)	873,515	2,564,872
Charter Hall Retail REIT	745,407	1,932,424
Dexus REIT	1,516,629	9,261,041
GPT Group REIT	2,700,705	7,837,131
National Storage REIT (a)	1,556,160	2,290,000
Scentre Group REIT	7,320,061	13,037,129
Shopping Centres Australasia Property Group REIT (a)	1,571,743	2,972,225
Vicinity Centres REIT	5,454,606	6,882,829
Waypoint REIT, Ltd. (a)	1,000,409	1,596,001
		51,719,212
AUSTRIA — 0.3%
CA Immobilien Anlagen AG (b)	65,929	2,084,995
BELGIUM — 2.7%
Aedifica SA REIT	55,311	5,290,976
Cofinimmo SA REIT	41,592	4,504,772
Warehouses De Pauw CVA REIT	199,196	6,247,483
		16,043,231
BRAZIL — 0.9%
Aliansce Sonae Shopping Centers SA	189,500	580,155
BR Malls Participacoes SA	1,177,042	1,692,598
BR Properties SA	253,692	429,333
Iguatemi SA	229,845	790,697
Multiplan Empreendimentos Imobiliarios SA	385,662	1,618,771
		5,111,554
CANADA — 4.1%
Artis Real Estate Investment Trust	85,719	781,469
Boardwalk Real Estate Investment Trust	32,862	1,066,910
Canadian Apartment Properties REIT	120,036	4,170,715
Dream Industrial Real Estate Investment Trust	171,837	1,609,203
Dream Office Real Estate Investment Trust	33,284	500,053
First Capital Real Estate Investment Trust	154,061	1,789,088
Granite Real Estate Investment Trust	45,949	2,812,259
H&R Real Estate Investment Trust	189,951	1,833,319
InterRent Real Estate Investment Trust	97,292	904,323
NorthWest Healthcare Properties Real Estate Investment Trust	163,400	1,527,659
Security Description	Shares	Value
Primaris Real Estate Investment Trust	68,024	$644,935
RioCan Real Estate Investment Trust	213,510	3,313,671
SmartCentres Real Estate Investment Trust	99,681	2,124,292
Summit Industrial Income REIT	129,834	1,722,128
		24,800,024
FINLAND — 0.6%
Kojamo Oyj (a)	212,382	3,654,692
FRANCE — 4.1%
Covivio REIT	66,727	3,693,778
Gecina SA REIT	76,651	7,131,995
Klepierre SA REIT (b)	274,938	5,277,287
Unibail-Rodamco-Westfield REIT (b)	164,356	8,359,333
		24,462,393
GERMANY — 3.0%
Aroundtown SA (a)	1,364,649	4,327,097
Deutsche Europshop Z.Verk.	70,033	1,618,073
Deutsche Wohnen SE	68,786	1,577,756
Grand City Properties SA	148,758	2,003,085
LEG Immobilien SE	102,704	8,495,264
		18,021,275
HONG KONG — 7.6%
Hang Lung Properties, Ltd.	2,599,755	4,929,859
Hysan Development Co., Ltd.	841,846	2,537,248
Link REIT	2,976,794	24,278,836
Swire Properties, Ltd.	1,483,200	3,682,034
Wharf Real Estate Investment Co., Ltd.	2,183,000	10,404,577
		45,832,554
ISRAEL — 0.6%
Azrieli Group, Ltd.	51,896	3,621,599
JAPAN — 31.1%
Activia Properties, Inc. REIT	1,042	3,102,492
Advance Residence Investment Corp. REIT	1,952	5,186,942
Aeon Mall Co., Ltd.	135,740	1,657,596
AEON REIT Investment Corp.	2,388	2,691,125
Comforia Residential REIT, Inc.	930	2,293,254
Daiwa House REIT Investment Corp.	2,976	6,736,005
Daiwa Office Investment Corp. REIT	418	2,141,460
Daiwa Securities Living Investments Corp. REIT	3,104	2,718,899
Frontier Real Estate Investment Corp. REIT (a)	716	2,756,380
Fukuoka REIT Corp.	1,020	1,264,348
Global One Real Estate Investment Corp. REIT	1,378	1,076,190
GLP J-REIT (b)	6,330	7,720,592
Hoshino Resorts REIT, Inc.	343	1,656,236

See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Hulic Co., Ltd.	833,490	$6,441,901
Hulic REIT, Inc.	1,803	2,120,786
Ichigo Office REIT Investment Corp.	2,149	1,335,067
Industrial & Infrastructure Fund Investment Corp. REIT (b)	2,916	3,852,799
Invincible Investment Corp. REIT	8,582	2,520,495
Japan Excellent, Inc. REIT (a)	1,787	1,611,332
Japan Hotel REIT Investment Corp.	6,290	3,139,097
Japan Logistics Fund, Inc. REIT	1,300	2,999,890
Japan Metropolitan Fund Invest REIT	9,853	7,665,983
Japan Prime Realty Investment Corp. REIT (a)	1,405	4,121,251
Japan Real Estate Investment Corp. REIT	1,953	8,970,387
Kenedix Office Investment Corp. REIT	606	3,037,695
Kenedix Residential Next Investment Corp. REIT	1,472	2,357,714
Kenedix Retail REIT Corp. (b)	832	1,686,598
LaSalle Logiport REIT	2,514	3,081,086
Mirai Corp. REIT	2,513	923,033
Mitsubishi Estate Logistics REIT Investment Corp. (b)	633	2,143,315
Mitsui Fudosan Co., Ltd.	1,353,500	29,066,551
Mitsui Fudosan Logistics Park, Inc. REIT (b)	770	2,907,585
Mori Hills REIT Investment Corp.	2,292	2,569,442
Mori Trust Sogo REIT, Inc.	1,379	1,441,375
Nippon Accommodations Fund, Inc. REIT	708	3,554,201
Nippon Building Fund, Inc. REIT	2,399	11,937,168
Nippon Prologis REIT, Inc. (b)	3,765	9,256,266
NIPPON REIT Investment Corp. (a)	633	1,696,014
Nomura Real Estate Master Fund, Inc. REIT (b)	6,648	8,289,509
NTT UD REIT Investment Corp.	1,973	2,149,380
Orix JREIT, Inc.	3,890	5,274,285
Sekisui House REIT, Inc.	6,241	3,693,470
Tokyu REIT, Inc.	1,322	1,934,515
United Urban Investment Corp. REIT	4,393	4,601,405
		187,381,114
MALTA — 0.0% (c)
BGP Holdings PLC (d)	32,410,441	—
MEXICO — 0.7%
Fibra Uno Administracion SA de CV REIT	4,018,222	3,989,194
Security Description	Shares	Value
NETHERLANDS — 0.3%
Eurocommercial Properties NV	56,707	$1,217,700
Wereldhave NV REIT	56,990	854,976
		2,072,676
NORWAY — 0.5%
Entra ASA (e)	256,579	3,207,319
ROMANIA — 0.6%
NEPI Rockcastle SA	669,202	3,557,503
SAUDI ARABIA — 0.1%
Arabian Centres Co., Ltd.	139,666	721,390
SINGAPORE — 10.5%
Ascendas Real Estate Investment Trust	4,735,589	9,697,800
Ascott Residence Trust	2,728,900	2,235,357
CapitaLand China Trust REIT	1,626,400	1,343,939
CapitaLand Integrated Commercial Trust REIT	7,194,133	11,217,409
Capitaland Investment, Ltd.	3,473,903	9,535,323
Frasers Centrepoint Trust REIT	1,529,338	2,516,479
Frasers Logistics & Commercial Trust REIT	4,107,900	3,925,779
Keppel DC REIT	1,861,900	2,635,585
Keppel REIT	2,775,953	2,174,168
Mapletree Commercial Trust REIT	3,089,171	4,062,070
Mapletree Industrial Trust REIT	2,754,087	5,145,237
Mapletree Logistics Trust REIT	4,512,317	5,447,074
Suntec Real Estate Investment Trust	3,072,876	3,576,963
		63,513,183
SOUTH AFRICA — 1.1%
Growthpoint Properties, Ltd. REIT	4,833,621	3,643,841
Hyprop Investments, Ltd. REIT (b)	481,908	976,318
Redefine Properties, Ltd. REIT	9,475,304	2,122,653
		6,742,812
SPAIN — 1.2%
Inmobiliaria Colonial Socimi SA REIT	379,823	2,424,210
Merlin Properties Socimi SA REIT	470,026	4,523,232
		6,947,442
SWEDEN — 3.3%
Castellum AB (a)	389,834	5,000,652
Fabege AB	382,147	3,601,670
Hufvudstaden AB Class A	168,623	1,859,438
Sagax AB Class B	235,207	4,331,202
Samhallsbyggnadsbolaget i Norden AB (a)	1,611,801	2,679,414
Wihlborgs Fastigheter AB	376,527	2,629,009
		20,101,385

See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 2.8%
PSP Swiss Property AG	64,662	$7,173,034
Swiss Prime Site AG (b)	108,181	9,463,790
		16,636,824
THAILAND — 0.6%
Central Pattana PCL NVDR	1,929,959	3,329,868
UNITED KINGDOM — 13.9%
Assura PLC REIT	4,164,269	3,307,472
Big Yellow Group PLC REIT	243,665	3,882,457
British Land Co. PLC REIT	1,322,493	7,180,881
Capital & Counties Properties PLC REIT (a)	1,214,676	2,069,654
Derwent London PLC REIT	158,239	5,019,568
Grainger PLC	1,044,155	3,565,824
Great Portland Estates PLC REIT	357,415	2,487,179
Hammerson PLC REIT (a)	4,904,513	1,129,907
Land Securities Group PLC REIT	1,059,424	8,543,140
LondonMetric Property PLC REIT	1,380,874	3,830,274
Primary Health Properties PLC REIT (a)	1,877,095	3,107,147
Safestore Holdings PLC REIT	296,997	3,826,900
Segro PLC REIT	1,696,110	20,120,525
Shaftesbury PLC REIT (a)	405,735	2,572,128
Tritax Big Box REIT PLC	2,634,189	5,806,350
UNITE Group PLC REIT	562,704	7,271,119
		83,720,525
TOTAL COMMON STOCKS (Cost $769,590,052)		597,272,764

SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (f)(g)	448,021	447,977
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h)(i)	28,119,884	$28,119,884
TOTAL SHORT-TERM INVESTMENTS (Cost $28,567,860)		28,567,861
TOTAL INVESTMENTS — 103.9% (Cost $798,157,912)		625,840,625
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(23,617,466)
NET ASSETS — 100.0%		$602,223,159
(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$597,272,764	$—	$0(a)	$597,272,764
Short-Term Investments	28,567,861	—	—	28,567,861
TOTAL INVESTMENTS	$625,840,625	$—	$0	$625,840,625
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2022.
See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	316,823	$316,886	$41,802,496	$41,670,900	$(505)	$—	448,021	$447,977	$3,268
State Street Navigator Securities Lending Portfolio II	25,001,714	25,001,714	89,576,526	86,458,356	—	—	28,119,884	28,119,884	79,282
Total		$25,318,600	$131,379,022	$128,129,256	$(505)	$—		$28,567,861	$82,550
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 9.2%
Atlas Arteria, Ltd. Stapled Security	2,133,878	$11,826,933
Qube Holdings, Ltd.	4,265,570	8,007,689
Transurban Group Stapled Security	2,760,517	27,297,119
		47,131,741
BRAZIL — 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	74,408	594,520
Cia Energetica de Minas Gerais ADR	318,854	644,085
		1,238,605
CANADA — 10.1%
Enbridge, Inc. (b)	594,188	25,039,776
Enbridge, Inc. (b)	933	39,428
Gibson Energy, Inc.	46,911	866,978
Keyera Corp. (a)	70,637	1,609,929
Pembina Pipeline Corp.	175,807	6,201,185
TC Energy Corp.	313,942	16,228,267
Westshore Terminals Investment Corp. (a)	83,193	2,060,558
		52,046,121
CHINA — 5.9%
Anhui Expressway Co., Ltd. Class H	678,000	547,795
Beijing Capital International Airport Co., Ltd. Class H (c)	3,638,000	2,480,365
CGN Power Co., Ltd. Class H (d)	2,172,000	525,911
China Gas Holdings, Ltd.	534,200	825,098
China Longyuan Power Group Corp., Ltd. Class H	731,000	1,412,263
China Merchants Port Holdings Co., Ltd.	3,035,431	5,160,304
China Power International Development, Ltd.	1,166,000	739,992
China Resources Gas Group, Ltd.	197,000	917,599
China Resources Power Holdings Co., Ltd.	390,000	805,154
COSCO SHIPPING Ports, Ltd.	3,729,111	2,632,778
Guangdong Investment, Ltd.	626,000	662,143
Hainan Meilan International Airport Co., Ltd. Class H (c)	303,000	891,977
Jiangsu Expressway Co., Ltd. Class H	2,722,000	2,740,402
Kunlun Energy Co., Ltd.	870,000	712,901
Shenzhen Expressway Corp., Ltd. Class H	1,550,000	1,609,861
Shenzhen International Holdings, Ltd.	3,255,430	3,202,763
Security Description	Shares	Value
Yuexiu Transport Infrastructure, Ltd.	2,086,000	$1,204,236
Zhejiang Expressway Co., Ltd. Class H	3,190,000	2,943,258
		30,014,800
DENMARK — 0.8%
Orsted A/S (d)	41,151	4,291,920
FRANCE — 5.8%
Aeroports de Paris (c)	57,157	7,221,365
Engie SA	386,720	4,433,514
Gaztransport Et Technigaz SA	8,180	1,021,938
Getlink SE	966,595	17,007,163
		29,683,980
GERMANY — 2.7%
E.ON SE	488,388	4,088,766
Fraport AG Frankfurt Airport Services Worldwide (c)	82,165	3,564,825
Hamburger Hafen und Logistik AG	51,800	731,083
RWE AG	147,100	5,394,802
		13,779,476
HONG KONG — 0.5%
Hutchison Port Holdings Trust Stapled Security	11,223,900	2,637,617
ITALY — 7.4%
Atlantia SpA	1,120,494	26,216,387
Enav SpA (d)	565,618	2,357,022
Enel SpA	1,680,839	9,172,756
		37,746,165
JAPAN — 1.7%
Iwatani Corp.	16,600	639,049
Japan Airport Terminal Co., Ltd. (c)	207,100	8,247,109
		8,886,158
MEXICO — 4.5%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	75,657	3,875,152
Grupo Aeroportuario del Pacifico SAB de CV ADR	77,125	10,765,108
Grupo Aeroportuario del Sureste SAB de CV ADR	43,737	8,589,509
		23,229,769
NETHERLANDS — 0.1%
Koninklijke Vopak NV	21,076	530,576
NEW ZEALAND — 2.3%
Auckland International Airport, Ltd. (c)	2,686,698	11,993,867
SINGAPORE — 0.2%
SIA Engineering Co., Ltd. (c)	573,600	1,005,665
SPAIN — 6.6%
Aena SME SA (c)(d)	163,498	20,725,137

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Iberdrola SA	1,276,280	$13,204,102
		33,929,239
SWITZERLAND — 1.3%
Flughafen Zurich AG (c)	42,286	6,373,708
UNITED KINGDOM — 2.4%
John Menzies PLC (c)	186,132	1,349,507
National Grid PLC	844,578	10,790,340
		12,139,847
UNITED STATES — 37.6%
American Electric Power Co., Inc.	109,601	10,515,120
American Water Works Co., Inc.	39,531	5,881,027
Cheniere Energy, Inc.	75,433	10,034,852
Consolidated Edison, Inc.	77,122	7,334,302
Dominion Energy, Inc.	176,430	14,080,878
DTE Midstream LLC	30,887	1,514,081
Duke Energy Corp.	167,604	17,968,825
Equitrans Midstream Corp.	129,922	826,304
Eversource Energy	74,747	6,313,879
Exelon Corp.	213,139	9,659,460
Kinder Morgan, Inc.	624,294	10,463,167
NextEra Energy, Inc.	323,746	25,077,365
ONEOK, Inc.	142,581	7,913,246
Public Service Enterprise Group, Inc.	109,998	6,960,673
Sempra Energy	69,510	10,445,268
Southern Co.	230,923	16,467,119
Targa Resources Corp.	73,169	4,365,994
WEC Energy Group, Inc.	68,636	6,907,527
Williams Cos., Inc.	389,005	12,140,846
Xcel Energy, Inc.	117,218	8,294,346
		193,164,279
TOTAL COMMON STOCKS (Cost $499,047,442)		509,823,533

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (e)(f)	1,159,647	$1,159,531
State Street Navigator Securities Lending Portfolio II (g)(h)	230,332	230,332
TOTAL SHORT-TERM INVESTMENTS (Cost $1,389,895)		1,389,863
TOTAL INVESTMENTS — 99.6% (Cost $500,437,337)		511,213,396
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		2,114,511
NET ASSETS — 100.0%		$513,327,907
(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.4% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2022.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$509,823,533	$—	$—	$509,823,533
Short-Term Investments	1,389,863	—	—	1,389,863
TOTAL INVESTMENTS	$511,213,396	$—	$—	$511,213,396
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Sector Breakdown as of June 30, 2022

% of Net Assets
Industrials	40.0%
Utilities	39.9
Energy	19.4
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,231,181	$1,231,427	$23,350,221	$23,422,230	$145	$(32)	1,159,647	$1,159,531	$2,875
State Street Navigator Securities Lending Portfolio II	1,975,156	1,975,156	34,301,404	36,046,228	—	—	230,332	230,332	5,799
Total		$3,206,583	$57,651,625	$59,468,458	$145	$(32)		$1,389,863	$8,674
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 11.2%
BHP Group, Ltd.	5,813,028	$164,889,828
Fortescue Metals Group, Ltd.	2,651,434	31,961,727
Glencore PLC (a)	15,861,144	85,737,684
Newcrest Mining, Ltd.	1,374,380	19,742,983
Rio Tinto, Ltd.	563,618	39,803,640
South32, Ltd.	6,801,322	18,427,103
Woodside Energy Group, Ltd.	936,649	20,507,722
		381,070,687
AUSTRIA — 1.2%
Mondi PLC	2,290,032	40,465,433
BRAZIL — 5.6%
Petroleo Brasileiro SA ADR	1,450,852	16,945,951
Suzano SA ADR (b)	3,468,563	32,881,977
Vale SA ADR	5,822,717	85,186,350
Wheaton Precious Metals Corp.	707,509	25,438,403
Yara International ASA	768,738	32,026,373
		192,479,054
CANADA — 12.4%
Agnico Eagle Mines, Ltd.	717,787	32,785,775
Barrick Gold Corp. (b)(c)	1,444,676	25,490,000
Barrick Gold Corp. (c)	1,322,832	23,400,898
Canadian Natural Resources, Ltd.	1,034,797	55,488,126
Cenovus Energy, Inc.	962,634	18,275,830
Franco-Nevada Corp.	301,819	39,617,034
Imperial Oil, Ltd.	184,270	8,668,168
Nutrien, Ltd. (c)	698,977	55,546,442
Nutrien, Ltd. (c)	1,289,125	102,730,371
Suncor Energy, Inc.	1,206,011	42,221,370
Teck Resources, Ltd. Class B (a)	661,380	20,180,563
		424,404,577
CHILE — 1.5%
Antofagasta PLC	547,594	7,681,045
Sociedad Quimica y Minera de Chile SA ADR	505,132	42,193,676
		49,874,721
CHINA — 1.3%
Wilmar International, Ltd.	14,918,819	43,308,205
COLOMBIA — 0.1%
Ecopetrol SA ADR (b)	247,033	2,682,778
FINLAND — 4.1%
Neste Oyj	387,220	17,099,559
Stora Enso Oyj Class R	2,971,919	46,496,141
UPM-Kymmene Oyj	2,495,655	75,689,476
		139,285,176
FRANCE — 3.0%
TotalEnergies SE	1,971,135	103,798,611
Security Description	Shares	Value
HONG KONG — 0.2%
Nine Dragons Paper Holdings, Ltd.	7,703,000	$6,518,191
INDIA — 3.2%
Reliance Industries, Ltd. GDR (a)(d)	1,653,329	107,549,051
IRELAND — 1.3%
Smurfit Kappa Group PLC	1,317,837	44,197,660
ISRAEL — 0.8%
ICL Group, Ltd.	3,078,692	27,858,244
ITALY — 0.7%
Eni SpA	2,133,398	25,265,526
JAPAN — 0.9%
Nippon Steel Corp.	1,291,400	18,051,368
Sumitomo Metal Mining Co., Ltd.	417,700	13,067,057
		31,118,425
LUXEMBOURG — 0.6%
ArcelorMittal SA	904,215	20,333,650
NETHERLANDS — 4.8%
Shell PLC	6,314,058	163,637,421
NORWAY — 1.3%
Equinor ASA	947,269	32,843,644
Norsk Hydro ASA	2,233,338	12,469,033
		45,312,677
PERU — 0.2%
Southern Copper Corp.	128,285	6,389,876
RUSSIA — 0.0%
Gazprom PJSC ADR	2,906,597	—
LUKOIL PJSC ADR	173,497	—
MMC Norilsk Nickel PJSC ADR	715,004	—
Novatek PJSC GDR	46,772	—
Novolipetsk Steel PJSC GDR	148,662	—
Polyus PJSC GDR	77,132	—
Rosneft Oil Co. PJSC GDR	1,071,162	—
Severstal PAO GDR	225,918	—
Tatneft PJSC ADR	125,610	—
		—
SOUTH AFRICA — 2.5%
Anglo American PLC	1,990,381	70,993,700
Gold Fields, Ltd. ADR	1,511,801	13,787,625
		84,781,325
SOUTH KOREA — 0.6%
POSCO Holdings, Inc. ADR	439,672	19,574,197
SPAIN — 0.5%
Repsol SA (b)	1,232,871	18,109,113
SWEDEN — 1.7%
Boliden AB (a)	450,220	14,294,268

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Svenska Cellulosa AB SCA Class B	3,028,607	$45,159,860
		59,454,128
SWITZERLAND — 1.1%
SIG Group AG	1,654,403	36,324,804
UNITED KINGDOM — 3.0%
BP PLC	16,498,268	77,801,037
DS Smith PLC	7,042,554	23,716,997
		101,518,034
UNITED STATES — 35.1%
Alcoa Corp.	296,014	13,492,318
Amcor PLC CDI	97,311	1,207,163
Amcor PLC	2,316,172	28,790,018
Archer-Daniels-Midland Co.	1,033,568	80,204,877
Avery Dennison Corp.	158,140	25,598,122
Baker Hughes Co.	319,710	9,230,028
Bunge, Ltd.	252,756	22,922,442
CF Industries Holdings, Inc.	376,679	32,292,691
Chevron Corp.	713,265	103,266,507
Cleveland-Cliffs, Inc. (a)	803,164	12,344,631
ConocoPhillips	470,067	42,216,717
Corteva, Inc.	1,226,928	66,425,882
Coterra Energy, Inc.	300,016	7,737,413
Darling Ingredients, Inc. (a)	262,086	15,672,743
Devon Energy Corp.	207,234	11,420,666
EOG Resources, Inc.	222,838	24,610,229
Exxon Mobil Corp.	1,557,093	133,349,444
FMC Corp.	244,310	26,143,613
Freeport-McMoRan, Inc.	2,360,930	69,080,812
Halliburton Co.	343,749	10,779,969
Hess Corp.	98,830	10,470,050
Ingredion, Inc.	106,250	9,367,000
International Paper Co.	655,443	27,417,181
Marathon Petroleum Corp.	208,667	17,154,514
Mosaic Co.	693,005	32,730,626
Newmont Corp. (c)	785,823	46,890,058
Newmont Corp. (c)	459,476	27,284,671
Nucor Corp.	505,742	52,804,522
Occidental Petroleum Corp.	308,106	18,141,281
Packaging Corp. of America	178,487	24,541,962
Phillips 66	170,710	13,996,513
Pioneer Natural Resources Co.	78,144	17,432,363
Reliance Steel & Aluminum Co.	99,860	16,962,219
Schlumberger NV	530,793	18,981,158
Scotts Miracle-Gro Co.	79,807	6,303,955
Sealed Air Corp.	274,451	15,841,312
Steel Dynamics, Inc.	305,681	20,220,798
Sylvamo Corp.	105	3,431
Security Description	Shares	Value
Valero Energy Corp.	146,087	$15,526,126
Westrock Co.	513,931	20,475,011
Weyerhaeuser Co. REIT	1,419,249	47,005,527
		1,196,336,563
ZAMBIA — 0.5%
First Quantum Minerals, Ltd.	805,477	15,248,458
TOTAL COMMON STOCKS (Cost $3,509,728,131)		3,386,896,585

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (e)(f)	9,859,597	9,858,611
State Street Navigator Securities Lending Portfolio II (g)(h)	25,176,966	25,176,966
TOTAL SHORT-TERM INVESTMENTS (Cost $35,036,631)		35,035,577
TOTAL INVESTMENTS — 100.4% (Cost $3,544,764,762)		3,421,932,162
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(12,282,436)
NET ASSETS — 100.0%		$3,409,649,726
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.2% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2022.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

At June 30, 2022, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index (long)	11	09/15/2022	$2,074,752	$1,948,525	$(126,227)
SFE S&P ASX Share Price Index 200 (long)	15	09/15/2022	1,691,103	1,666,090	(25,013)
E-Mini S&P 500 Energy Select Sector (long)	122	09/16/2022	10,635,720	9,109,740	(1,525,980)
FTSE 100 Index (long)	39	09/16/2022	3,396,203	3,372,758	(23,445)
CME E-Mini Materials Select Sector (long)	42	09/16/2022	3,473,920	3,276,840	(197,080)
					$(1,897,745)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,386,896,585	$—	$—	$3,386,896,585
Short-Term Investments	35,035,577	—	—	35,035,577
TOTAL INVESTMENTS	$3,421,932,162	$—	$—	$3,421,932,162
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(1,897,745)	—	—	(1,897,745)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,897,745)	$—	$—	$(1,897,745)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Industry Breakdown as of June 30, 2022

% of Net Assets
Oil, Gas & Consumable Fuels	33.0%
Metals & Mining	31.8
Chemicals	12.4
Containers & Packaging	7.3
Paper & Forest Products	7.3
Food Products	5.0
Equity Real Estate Investment Trusts (REITs)	1.4
Energy Equipment & Services	1.2
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,937,796	$1,938,183	$216,254,558	$208,330,306	$(2,770)	$(1,054)	9,859,597	$9,858,611	$27,547
State Street Navigator Securities Lending Portfolio II	21,489,098	21,489,098	998,583,581	994,895,713	—	—	25,176,966	25,176,966	473,980
Total		$23,427,281	$1,214,838,139	$1,203,226,019	$(2,770)	$(1,054)		$35,035,577	$501,527
See accompanying notes to Schedule of Investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BRAZIL — 2.9%
Wheaton Precious Metals Corp.	517,873	$18,620,063
CANADA — 38.1%
Agnico Eagle Mines, Ltd.	459,306	20,979,348
Barrick Gold Corp.	1,400,190	24,705,085
Cameco Corp.	225,132	4,722,720
Canadian Natural Resources, Ltd. (a)	548,967	29,436,837
Cenovus Energy, Inc.	1,130,637	21,465,406
Franco-Nevada Corp.	189,494	24,873,153
Imperial Oil, Ltd. (a)	170,883	8,038,436
Ivanhoe Mines, Ltd. Class A (a)(b)	633,007	3,636,251
Kinross Gold Corp. (a)	1,550,004	5,503,328
Nutrien, Ltd.	509,336	40,476,013
Pan American Silver Corp.	205,324	4,025,461
Suncor Energy, Inc.	668,118	23,390,216
Teck Resources, Ltd. Class B (b)	476,266	14,532,214
Tourmaline Oil Corp. (a)	188,817	9,796,908
West Fraser Timber Co., Ltd. (a)	149,483	11,445,743
		247,027,119
CHILE — 0.7%
Lundin Mining Corp.	687,204	4,347,133
UNITED STATES — 56.4%
Archer-Daniels-Midland Co.	569,094	44,161,694
Chevron Corp.	298,770	43,255,921
ConocoPhillips	370,429	33,268,229
Corteva, Inc.	598,412	32,398,026
EOG Resources, Inc.	269,478	29,761,150
Exxon Mobil Corp.	769,672	65,914,710
Freeport-McMoRan, Inc.	831,844	24,339,755
Hess Corp.	142,117	15,055,875
Newmont Corp.	577,655	34,468,674
Occidental Petroleum Corp.	446,418	26,285,092
Security Description	Shares	Value
Pioneer Natural Resources Co.	76,418	$17,047,327
		365,956,453
ZAMBIA — 1.4%
First Quantum Minerals, Ltd.	492,385	9,321,324
TOTAL COMMON STOCKS (Cost $640,647,526)		645,272,092

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c)(d)	1,942,161	1,941,967
State Street Navigator Securities Lending Portfolio II (e)(f)	7,601,255	7,601,255
TOTAL SHORT-TERM INVESTMENTS (Cost $9,543,349)		9,543,222
TOTAL INVESTMENTS — 101.0% (Cost $650,190,875)		654,815,314
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(6,547,843)
NET ASSETS — 100.0%		$648,267,471
(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$645,272,092	$—	$—	$645,272,092
Short-Term Investments	9,543,222	—	—	9,543,222
TOTAL INVESTMENTS	$654,815,314	$—	$—	$654,815,314
See accompanying notes to Schedule of Investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Industry Breakdown as of June 30, 2022

% of Net Assets
Oil, Gas & Consumable Fuels	50.5%
Metals & Mining	29.2
Chemicals	11.2
Food Products	6.8
Paper & Forest Products	1.8
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	753,475	$753,625	$23,745,529	$22,557,104	$44	$(127)	1,942,161	$1,941,967	$2,878
State Street Navigator Securities Lending Portfolio II	—	—	158,520,375	150,919,120	—	—	7,601,255	7,601,255	23,520
Total		$753,625	$182,265,904	$173,476,224	$44	$(127)		$9,543,222	$26,398
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 5.4%
Aristocrat Leisure, Ltd.	25,909	$612,525
Australia & New Zealand Banking Group, Ltd.	223,072	3,379,302
BHP Group, Ltd.	377,867	10,718,411
Brambles, Ltd.	187,443	1,380,468
Cochlear, Ltd.	720	98,378
Coles Group, Ltd.	97,257	1,191,111
Commonwealth Bank of Australia	135,130	8,398,304
CSL, Ltd.	33,676	6,230,704
Endeavour Group, Ltd.	122,385	637,077
Evolution Mining, Ltd.	72,017	117,864
Fortescue Metals Group, Ltd.	132,378	1,595,751
Glencore PLC (a)	815,185	4,406,496
Goodman Group REIT	86,434	1,060,345
Insurance Australia Group, Ltd.	285,244	855,206
LendLease Corp., Ltd. Stapled Security	99,397	622,672
Macquarie Group, Ltd.	33,702	3,812,549
Medibank Pvt, Ltd.	226,299	505,747
National Australia Bank, Ltd.	222,381	4,188,487
Newcrest Mining, Ltd.	60,992	876,151
Northern Star Resources, Ltd.	48,013	225,830
Origin Energy, Ltd.	230,389	907,787
QBE Insurance Group, Ltd.	91,133	761,412
Rio Tinto PLC	82,335	4,916,094
Rio Tinto, Ltd.	29,692	2,096,898
Santos, Ltd.	187,386	956,112
Scentre Group REIT	218,516	389,180
Sonic Healthcare, Ltd.	79,441	1,803,257
South32, Ltd. (b)	167,418	447,306
South32, Ltd. (b)	299,347	811,033
Suncorp Group, Ltd.	188,327	1,421,944
Telstra Corp., Ltd.	330,391	874,695
Transurban Group Stapled Security	216,975	2,145,537
Vicinity Centres REIT	478,761	604,119
Wesfarmers, Ltd.	97,257	2,802,890
Westpac Banking Corp.	278,544	3,735,046
WiseTech Global, Ltd.	6,539	170,194
Woodside Energy Group, Ltd.	151,667	3,320,715
Woolworths Group, Ltd.	122,385	2,996,027
		82,073,624
AUSTRIA — 0.1%
Erste Group Bank AG	43,410	1,098,268
OMV AG	24,215	1,133,125
Verbund AG	761	74,268
		2,305,661
BELGIUM — 0.5%
Ageas SA/NV	23,633	1,037,205
Security Description	Shares	Value
Anheuser-Busch InBev SA/NV	55,085	$2,957,751
KBC Group NV	23,805	1,332,446
Solvay SA	11,316	914,720
UCB SA	15,567	1,312,377
Umicore SA	4,520	157,451
		7,711,950
BRAZIL — 1.5%
Ambev SA ADR	483,489	1,213,557
Americanas SA	62,751	161,154
B3 SA - Brasil Bolsa Balcao	496,590	1,040,765
Banco Bradesco SA ADR	603,125	1,966,187
Banco do Brasil SA	68,610	437,943
BB Seguridade Participacoes SA	59,568	295,707
BRF SA (a)	61,745	160,459
Centrais Eletricas Brasileiras SA	46,475	410,587
Cia Energetica de Minas Gerais ADR	294,100	594,082
Cia Siderurgica Nacional SA ADR (c)	149,359	437,622
Cosan SA	187,439	652,342
Energisa SA	4,517	34,853
Equatorial Energia SA	49,692	217,033
Gerdau SA ADR	111,776	479,519
Hapvida Participacoes e Investimentos SA (d)	292,798	306,266
Inter & Co., Inc. (a)	19	51
Itau Unibanco Holding SA Preference Shares ADR	464,608	1,988,522
Klabin SA	15,501	59,876
Localiza Rent a Car SA	43,725	438,216
Lojas Renner SA	155,830	674,043
Magazine Luiza SA	370,432	165,756
Natura & Co. Holding SA	94,642	242,874
Petroleo Brasileiro SA Preference Shares ADR	286,695	3,047,568
Raia Drogasil SA	165,535	607,764
Rumo SA	43,033	131,417
Suzano SA	47,308	449,519
Vale SA ADR	259,073	3,790,238
Vale SA	10,523	154,058
WEG SA	99,442	502,967
Wheaton Precious Metals Corp.	33,875	1,217,972
Yara International ASA	21,027	876,005
		22,754,922
CANADA — 8.1%
Agnico Eagle Mines, Ltd.	27,834	1,271,351
Algonquin Power & Utilities Corp.	6,092	81,702
Alimentation Couche-Tard, Inc.	48,896	1,903,227
Bank of Montreal	60,600	5,815,007
Bank of Nova Scotia	91,237	5,388,143

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Barrick Gold Corp.	137,033	$2,417,823
BlackBerry, Ltd. (a)(c)	48,819	262,649
Brookfield Asset Management, Inc. Class A	106,310	4,719,028
CAE, Inc. (a)	40,685	1,000,448
Cameco Corp.	40,517	849,948
Canadian Apartment Properties REIT	2,719	94,473
Canadian Imperial Bank of Commerce	72,056	3,491,779
Canadian National Railway Co.	59,168	6,641,292
Canadian Natural Resources, Ltd. (c)	97,324	5,218,730
Canadian Pacific Railway, Ltd.	64,313	4,482,640
Canadian Tire Corp., Ltd. Class A (c)	11,163	1,405,381
Cenovus Energy, Inc.	90,801	1,723,878
CGI, Inc. (a)	12,641	1,004,852
Constellation Software, Inc.	1,474	2,183,513
Dollarama, Inc. (c)	19,787	1,136,953
Enbridge, Inc.	110,916	4,674,130
Fairfax Financial Holdings, Ltd.	1,319	697,461
FirstService Corp.	1,918	232,161
Franco-Nevada Corp.	13,916	1,826,627
George Weston, Ltd.	5,489	639,855
GFL Environmental, Inc. (c)	1,846	47,454
Gildan Activewear, Inc.	30,285	869,847
IGM Financial, Inc. (c)	20,876	558,333
Imperial Oil, Ltd.	41,337	1,944,517
Intact Financial Corp.	445	62,634
Kinross Gold Corp. (c)	123,981	440,198
Lightspeed Commerce, Inc. (a)(c)	6,675	148,512
Loblaw Cos., Ltd.	40,968	3,686,945
Magna International, Inc.	17,774	973,888
Manulife Financial Corp.	144,078	2,492,981
National Bank of Canada	44,065	2,885,515
Nutrien, Ltd.	56,064	4,455,305
Nuvei Corp. (a)(c)(d)	4,673	168,524
Onex Corp.	7,178	356,688
Open Text Corp.	20,876	787,978
Pan American Silver Corp.	11,624	227,893
Parkland Corp. (c)	1,869	50,653
Pembina Pipeline Corp. (c)	3,547	125,112
Restaurant Brands International, Inc.	17,772	889,599
Ritchie Bros Auctioneers, Inc.	253	16,426
Rogers Communications, Inc. Class B	48,815	2,334,129
Royal Bank of Canada	115,254	11,136,291
Shaw Communications, Inc. Class B	53,970	1,586,947
Shopify, Inc. Class A (a)(c)	76,600	2,388,350
Sun Life Financial, Inc.	58,132	2,657,952
Security Description	Shares	Value
Suncor Energy, Inc.	122,710	$4,295,968
TC Energy Corp.	62,921	3,252,508
Teck Resources, Ltd. Class B (a)	43,886	1,339,085
TELUS Corp.	77,399	1,720,245
Thomson Reuters Corp.	28,262	2,940,019
Toronto-Dominion Bank	147,487	9,651,054
		123,654,601
CHILE — 0.1%
Enel Americas SA ADR (c)	111,111	505,555
Enel Chile SA ADR	243,412	270,188
Sociedad Quimica y Minera de Chile SA ADR	14,174	1,183,954
		1,959,697
CHINA — 10.6%
360 DigiTech, Inc. ADR	7,329	126,792
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	24,600	77,900
3SBio, Inc. (d)	248,500	197,611
AAC Technologies Holdings, Inc. (c)	93,500	215,193
Agricultural Bank of China, Ltd. Class H	2,293,000	864,958
Air China, Ltd. Class H (a)(c)	216,000	187,732
Airtac International Group	17,789	592,897
Alibaba Group Holding, Ltd. ADR (a)	6,451	733,350
Alibaba Group Holding, Ltd. (a)	987,800	14,086,342
Alibaba Health Information Technology, Ltd. (a)	378,000	260,127
A-Living Smart City Services Co., Ltd. (d)	74,500	119,816
Aluminum Corp. of China, Ltd. Class A (a)	96,000	68,017
Anhui Conch Cement Co., Ltd. Class H	33,500	145,152
Anhui Gujing Distillery Co., Ltd. Class B	12,900	201,220
Anhui Honglu Steel Construction Group Co., Ltd. Class A	11,960	59,584
Anjoy Foods Group Co., Ltd. Class A	11,000	275,435
ANTA Sports Products, Ltd.	70,000	859,952
Asymchem Laboratories Tianjin Co., Ltd. Class A	8,300	357,791
Autohome, Inc. ADR	6,254	245,970
AviChina Industry & Technology Co., Ltd. Class H	622,000	355,906
Baidu, Inc. Class A (a)	171,214	3,240,148
Bank of Chengdu Co., Ltd. Class A	72,800	180,040
Bank of China, Ltd. Class H	6,288,436	2,508,338

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Bank of Communications Co., Ltd. Class H	1,252,710	$865,265
BeiGene, Ltd. ADR (a)	3,257	527,145
Beijing Enterprises Water Group, Ltd.	406,000	122,623
Beijing Shunxin Agriculture Co., Ltd. Class A	26,800	107,213
Beijing Sinnet Technology Co., Ltd. Class A	74,500	115,792
Beijing Tiantan Biological Products Corp., Ltd. Class A	89,948	325,757
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	4,400	88,161
Bilibili, Inc. ADR (a)	—	—
Bilibili, Inc. Class Z (a)	13,322	341,244
BOC Hong Kong Holdings, Ltd.	184,000	726,907
BYD Co., Ltd. Class A	7,900	392,973
BYD Co., Ltd. Class H	47,500	1,900,738
BYD Electronic International Co., Ltd. (c)	42,000	132,472
CanSino Biologics, Inc. Class A (a)	2,686	79,760
CanSino Biologics, Inc. Class H (c)(d)	5,200	53,246
CGN Power Co., Ltd. Class H (d)	137,400	33,269
Changchun High & New Technology Industry Group, Inc. Class A	2,400	83,561
Chengxin Lithium Group Co., Ltd. Class A	6,200	55,820
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	55,400	131,802
China Baoan Group Co., Ltd. Class A	28,100	56,542
China CITIC Bank Corp., Ltd. Class H	605,000	270,621
China Common Rich Renewable Energy Investment, Ltd. (c)(e)	448,000	—
China Conch Venture Holdings, Ltd.	42,500	92,616
China Construction Bank Corp. Class H	5,177,720	3,477,349
China Eastern Airlines Corp., Ltd. Class A (a)	267,700	219,217
China Everbright Bank Co., Ltd. Class H	36,000	11,653
China Everbright Environment Group, Ltd.	186,628	110,118
China Evergrande Group (a)(c)(e)	365,000	57,562
China Feihe, Ltd. (d)	136,000	156,331
China Galaxy Securities Co., Ltd. Class H	208,000	120,077
Security Description	Shares	Value
China Gas Holdings, Ltd.	135,600	$209,441
China Greatwall Technology Group Co., Ltd. Class A	74,600	120,398
China Hongqiao Group, Ltd. (c)	6,500	7,347
China Jinmao Holdings Group, Ltd.	254,000	68,299
China Life Insurance Co., Ltd. Class H	633,000	1,101,929
China Literature, Ltd. (a)(c)(d)	48,000	231,835
China Longyuan Power Group Corp., Ltd. Class H	212,000	409,576
China Medical System Holdings, Ltd.	34,000	53,035
China Meidong Auto Holdings, Ltd.	72,000	226,636
China Mengniu Dairy Co., Ltd.	434,000	2,165,313
China Merchants Bank Co., Ltd. Class H	471,514	3,154,663
China Merchants Port Holdings Co., Ltd.	455,129	773,730
China Minmetals Rare Earth Co., Ltd. Class A	11,100	51,740
China Minsheng Banking Corp., Ltd. Class H (c)	373,200	133,168
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	21,200	111,183
China Oilfield Services, Ltd. Class H	372,000	364,559
China Overseas Land & Investment, Ltd.	351,000	1,109,323
China Overseas Property Holdings, Ltd.	195,000	209,986
China Pacific Insurance Group Co., Ltd. Class H	207,400	506,940
China Petroleum & Chemical Corp. Class H	2,549,800	1,147,044
China Railway Group, Ltd. Class H	243,000	150,192
China Resources Beer Holdings Co., Ltd.	205,670	1,533,296
China Resources Gas Group, Ltd.	34,000	158,367
China Resources Land, Ltd.	142,000	662,321
China Resources Mixc Lifestyle Services, Ltd. (d)	46,800	232,003
China Resources Power Holdings Co., Ltd.	114,000	235,353
China Ruyi Holdings, Ltd. (a)(c)	280,000	102,766
China Shenhua Energy Co., Ltd. Class H	274,500	787,089
China Southern Airlines Co., Ltd. Class A (a)	170,500	185,907

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
China Southern Airlines Co., Ltd. Class H (a)	220,000	$127,285
China Suntien Green Energy Corp., Ltd. Class H	282,000	143,750
China Taiping Insurance Holdings Co., Ltd.	149,200	184,053
China Tourism Group Duty Free Corp., Ltd. Class A	7,500	260,579
China Traditional Chinese Medicine Holdings Co., Ltd.	404,000	249,702
China Vanke Co., Ltd. Class H	74,600	187,476
China Yangtze Power Co., Ltd. Class A	124,800	430,383
Chinasoft International, Ltd.	182,000	186,246
Chongqing Brewery Co., Ltd. Class A	24,755	541,315
Chongqing Zhifei Biological Products Co., Ltd. Class A	6,400	105,973
CIFI Holdings Group Co., Ltd.	405,702	203,705
CITIC Securities Co., Ltd. Class H	126,725	283,264
CITIC, Ltd.	423,000	428,555
Contemporary Amperex Technology Co., Ltd. Class A (a)	7,900	629,247
COSCO SHIPPING Holdings Co., Ltd. Class A	104,020	215,667
COSCO SHIPPING Holdings Co., Ltd. Class H (c)	127,649	178,290
COSCO SHIPPING Ports, Ltd.	570,015	402,434
Country Garden Holdings Co., Ltd. (c)	520,248	322,215
Country Garden Services Holdings Co., Ltd.	146,000	650,278
CSPC Pharmaceutical Group, Ltd.	716,800	711,598
Daan Gene Co., Ltd. Class A	8,420	21,589
Daqo New Energy Corp. ADR (a)	4,783	341,410
DaShenLin Pharmaceutical Group Co., Ltd. Class A	36,528	170,539
Dongyue Group, Ltd.	104,000	130,150
Ecovacs Robotics Co., Ltd. Class A	5,200	94,542
ENN Energy Holdings, Ltd.	49,700	816,410
ESR Group, Ltd. (a)(d)	122,200	330,146
Eve Energy Co., Ltd. Class A	12,100	175,972
Flat Glass Group Co., Ltd. Class H (c)	31,000	109,036
Foshan Haitian Flavouring & Food Co., Ltd. Class A	10,340	139,364
Fosun International, Ltd.	93,500	86,387
Futu Holdings, Ltd. ADR (a)(c)	4,004	209,049
Security Description	Shares	Value
Ganfeng Lithium Co., Ltd. Class A	7,100	$157,479
Ganfeng Lithium Co., Ltd. Class H (d)	17,080	187,953
G-bits Network Technology Xiamen Co., Ltd. Class A	4,700	272,009
GDS Holdings, Ltd. Class A (a)	59,048	248,700
Geely Automobile Holdings, Ltd.	562,000	1,277,704
Genscript Biotech Corp. (a)	152,000	551,093
GF Securities Co., Ltd. Class H	149,600	197,892
Giant Network Group Co., Ltd. Class A	226,480	309,104
Ginlong Technologies Co., Ltd. Class A	2,100	66,719
GoerTek, Inc. Class A	97,700	489,651
GOME Retail Holdings, Ltd. (a)(c)	1,649,000	79,855
Great Wall Motor Co., Ltd. Class H	279,500	574,890
Guangdong Kinlong Hardware Products Co., Ltd. Class A	4,000	77,396
Guangzhou Automobile Group Co., Ltd. Class H	179,600	173,719
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	30,800	379,246
Guangzhou Tinci Materials Technology Co., Ltd. Class A	17,000	157,367
Haidilao International Holding, Ltd. (a)(c)(d)	129,000	300,843
Haier Smart Home Co., Ltd. Class H	195,400	723,385
Haitong Securities Co., Ltd. Class H	165,200	121,264
Hangzhou First Applied Material Co., Ltd. Class A	8,680	84,829
Hangzhou Silan Microelectronics Co., Ltd. Class A	14,300	110,916
Hangzhou Tigermed Consulting Co., Ltd. Class A	18,500	315,821
Hengan International Group Co., Ltd.	64,000	300,550
Hopson Development Holdings, Ltd. (c)	45,881	70,047
Hoshine Silicon Industry Co., Ltd. Class A	2,200	38,709
Hua Hong Semiconductor, Ltd. (a)(d)	28,000	101,339
Huadian Power International Corp., Ltd. Class A	288,600	169,177
Hualan Biological Engineering, Inc. Class A	60,520	205,820

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Huaneng Power International, Inc. Class H (c)	996,000	$496,290
Huatai Securities Co., Ltd. Class H (d)	162,000	240,307
Huaxi Securities Co., Ltd. Class A	14,400	16,840
Huazhu Group, Ltd. ADR	13,509	514,693
Humanwell Healthcare Group Co., Ltd. Class A	1,800	4,296
Hygeia Healthcare Holdings Co., Ltd. (c)(d)	42,400	281,786
Iflytek Co., Ltd. Class A	10,000	61,484
Industrial & Commercial Bank of China, Ltd. Class H	5,419,045	3,218,161
Ingenic Semiconductor Co., Ltd. Class A	5,900	93,505
Innovent Biologics, Inc. (a)(d)	117,500	522,592
Intco Medical Technology Co., Ltd. Class A	13,260	50,159
iQIYI, Inc. ADR (a)(c)	44,795	188,139
JA Solar Technology Co., Ltd. Class A	15,680	184,534
Jafron Biomedical Co., Ltd. Class A	28,880	219,221
JD Health International, Inc. (a)(c)(d)	23,150	181,584
JD.com, Inc. Class A	135,202	4,355,713
Jiangsu Expressway Co., Ltd. Class H	14,000	14,095
Jiangsu Hengli Hydraulic Co., Ltd. Class A	5,400	49,713
Jiangsu King's Luck Brewery JSC, Ltd. Class A	23,900	181,811
Jiangxi Zhengbang Technology Co., Ltd. Class A (a)	74,300	67,161
Jinke Properties Group Co., Ltd. Class A	756,900	322,892
Jinxin Fertility Group, Ltd. (d)	119,000	109,644
JiuGui Liquor Co., Ltd. Class A	2,900	80,375
Jiumaojiu International Holdings, Ltd. (c)(d)	113,000	300,250
Joinn Laboratories China Co., Ltd. Class A	7,000	118,821
Jointown Pharmaceutical Group Co., Ltd. Class A	136,500	242,492
JOYY, Inc. ADR (c)	5,415	161,692
Kanzhun, Ltd. ADR (a)	5,851	153,764
KE Holdings, Inc. ADR (a)	27,840	499,728
Kingdee International Software Group Co., Ltd. (a)	248,000	581,525
Kingsoft Corp., Ltd.	135,800	529,566
Kuaishou Technology (a)(d)	37,300	415,451
Kuang-Chi Technologies Co., Ltd. Class A (a)	91,600	235,961
Security Description	Shares	Value
Kweichow Moutai Co., Ltd. Class A	5,245	$1,599,896
Lenovo Group, Ltd.	498,000	465,192
Lens Technology Co., Ltd. Class A	12,600	20,805
Li Auto, Inc. ADR (a)	35,823	1,372,379
Li Ning Co., Ltd.	145,500	1,348,021
Lingyi iTech Guangdong Co. Class A (a)	105,100	78,697
Logan Group Co., Ltd. (c)(e)	44,000	9,168
Longfor Group Holdings, Ltd. (d)	76,500	361,201
LONGi Green Energy Technology Co., Ltd. Class A	26,292	261,304
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	1,870	24,833
Luxshare Precision Industry Co., Ltd. Class A	60,118	303,002
Luzhou Laojiao Co., Ltd. Class A	6,200	227,999
Mango Excellent Media Co., Ltd. Class A	40,800	203,020
Maxscend Microelectronics Co., Ltd. Class A	5,440	109,543
Meituan Class B (a)(d)	279,100	6,907,298
Microport Scientific Corp. (a)(c)	92,241	267,427
Ming Yuan Cloud Group Holdings, Ltd. (c)	97,000	155,260
Muyuan Foods Co., Ltd. Class A	30,262	249,482
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	48,775	205,163
NAURA Technology Group Co., Ltd. Class A	11,700	483,623
NetEase, Inc.	137,575	2,526,403
New China Life Insurance Co., Ltd. Class H	79,700	223,958
New Hope Liuhe Co., Ltd. Class A (a)	54,400	124,149
New Oriental Education & Technology Group, Inc. (a)	130,590	263,279
NIO, Inc. ADR (a)	93,458	2,029,908
Ovctek China, Inc. Class A	53,469	456,116
Perfect World Co., Ltd. Class A	46,350	99,348
PetroChina Co., Ltd. Class H	1,500,000	714,927
Pharmaron Beijing Co., Ltd. Class A	10,200	144,871
Pharmaron Beijing Co., Ltd. Class H (d)	10,650	106,609
PICC Property & Casualty Co., Ltd. Class H	691,415	718,999
Pinduoduo, Inc. ADR (a)	29,929	1,849,612

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Ping An Healthcare & Technology Co., Ltd. (a)(c)(d)	36,300	$107,554
Ping An Insurance Group Co. of China, Ltd. Class H	376,000	2,556,356
Prosus NV (a)	80,443	5,254,513
Raytron Technology Co., Ltd. Class A	15,961	94,563
RLX Technology, Inc. ADR (a)(c)	58,199	123,964
Sangfor Technologies, Inc. Class A	10,100	156,346
Seazen Group, Ltd. (a)	266,095	131,573
SF Holding Co., Ltd. Class A	3,500	29,136
SG Micro Corp. Class A	2,400	65,160
Shandong Gold Mining Co., Ltd. Class A	51,441	142,410
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	280,000	325,426
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	46,116	206,635
Shanghai Baosight Software Co., Ltd. Class A	45,660	371,862
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	6,600	43,405
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	22,000	81,446
Shanghai Jinjiang International Hotels Co., Ltd. Class A	19,113	179,322
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	491,589	432,107
Shanghai M&G Stationery, Inc. Class A	18,500	154,751
Shanghai Medicilon, Inc. Class A	2,346	118,840
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	34,200	56,659
Shanghai RAAS Blood Products Co., Ltd. Class A	127,500	112,776
Shanxi Meijin Energy Co., Ltd. Class A	197,600	359,583
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	18,900	915,653
Shenghe Resources Holding Co., Ltd. Class A	13,400	45,172
Shengyi Technology Co., Ltd. Class A	50,000	126,712
Shennan Circuits Co., Ltd. Class A	8,680	121,327
Shenzhen Capchem Technology Co., Ltd. Class A	5,760	45,158
Security Description	Shares	Value
Shenzhen Energy Group Co., Ltd. Class A	280,240	$267,942
Shenzhen Kangtai Biological Products Co., Ltd. Class A	30,801	207,570
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	4,900	228,913
Shenzhen SC New Energy Technology Corp. Class A	11,500	153,266
Shenzhen Senior Technology Material Co., Ltd. Class A	11,537	49,974
Shenzhou International Group Holdings, Ltd.	41,200	499,055
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	9,100	32,984
Sichuan Chuantou Energy Co., Ltd. Class A	119,718	212,857
Silergy Corp.	5,000	402,744
Sinopharm Group Co., Ltd. Class H	74,800	181,306
Skshu Paint Co., Ltd. Class A (a)	6,600	127,418
Smoore International Holdings, Ltd. (c)(d)	120,000	370,080
StarPower Semiconductor, Ltd. Class A	1,400	80,585
Sunac China Holdings, Ltd. (e)	211,300	61,664
Sungrow Power Supply Co., Ltd. Class A	6,200	90,861
Sunny Optical Technology Group Co., Ltd.	59,200	964,920
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	3,600	46,932
TAL Education Group ADR (a)	43,421	211,460
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	12,400	108,922
Tencent Holdings, Ltd.	412,000	18,607,586
Tencent Music Entertainment Group ADR (a)	57,693	289,619
Thunder Software Technology Co., Ltd. Class A	7,100	138,183
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	10,800	50,744
Tingyi Cayman Islands Holding Corp.	376,000	644,000
Tongcheng Travel Holdings, Ltd. (a)	136,400	293,417
Tongwei Co., Ltd. Class A	17,200	153,574
Topchoice Medical Corp. Class A (a)	4,600	119,690
TravelSky Technology, Ltd. Class H	56,000	108,761

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Trip.com Group, Ltd. ADR (a)	35,491	$974,228
Tsingtao Brewery Co., Ltd. Class H (c)	60,000	623,937
Vipshop Holdings, Ltd. ADR (a)	44,448	439,591
Walvax Biotechnology Co., Ltd. Class A	64,398	464,816
Want Want China Holdings, Ltd.	188,000	163,396
Weibo Corp. ADR (a)	7,067	163,460
Wens Foodstuffs Group Co., Ltd. Class A (a)	18,780	59,638
Wharf Holdings, Ltd.	12,000	43,737
Will Semiconductor Co., Ltd. Shanghai Class A	6,000	154,855
Winning Health Technology Group Co., Ltd. Class A	307,540	402,763
Wuhan Guide Infrared Co., Ltd. Class A	126,884	243,578
Wuliangye Yibin Co., Ltd. Class A	18,500	557,219
WuXi AppTec Co., Ltd. Class A	25,902	401,770
WuXi AppTec Co., Ltd. Class H (d)	6,300	83,899
Wuxi Biologics Cayman, Inc. (a)(d)	251,000	2,296,663
Wuxi Shangji Automation Co., Ltd. Class A	4,760	110,753
Xiaomi Corp. Class B (a)(d)	947,000	1,646,127
Xinyi Solar Holdings, Ltd.	286,961	443,225
XPeng, Inc. ADR (a)	26,394	837,746
Yadea Group Holdings, Ltd. (d)	92,000	180,085
Yankuang Energy Group Co., Ltd. Class H	374,000	1,172,481
Yealink Network Technology Corp., Ltd. Class A	22,850	259,543
Yifeng Pharmacy Chain Co., Ltd. Class A	15,022	118,375
Yihai International Holding, Ltd. (c)	56,000	201,964
Yonyou Network Technology Co., Ltd. Class A	21,130	68,425
Youngor Group Co., Ltd. Class A	104,760	103,601
Yum China Holdings, Inc.	27,645	1,340,782
Yunda Holding Co., Ltd. Class A	11,570	29,442
Yunnan Energy New Material Co., Ltd. Class A	3,400	127,014
Zai Lab, Ltd. ADR (a)	6,184	214,461
Zhejiang Huayou Cobalt Co., Ltd. Class A	4,940	70,458
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	8,100	81,662
Security Description	Shares	Value
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	15,700	$121,845
Zhejiang Yongtai Technology Co., Ltd. Class A	6,000	29,471
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(c)(d)	34,400	112,008
Zhongsheng Group Holdings, Ltd.	24,500	172,816
Zhuzhou CRRC Times Electric Co., Ltd.	82,600	407,371
Zijin Mining Group Co., Ltd. Class H	978,000	1,197,737
ZTE Corp. Class H	71,600	166,797
ZTO Express Cayman, Inc. ADR	23,339	640,656
		162,227,198
COLOMBIA — 0.1%
Bancolombia SA ADR	37,159	1,145,612
DENMARK — 1.8%
AP Moller - Maersk A/S Class B	847	1,971,235
Chr. Hansen Holding A/S	2,212	160,644
Coloplast A/S Class B	5,028	571,409
Danske Bank A/S (a)	66,225	933,789
DSV A/S	21,923	3,054,830
Genmab A/S (a)	5,644	1,822,526
GN Store Nord A/S	2,941	102,825
Novo Nordisk A/S Class B	134,153	14,846,063
Novozymes A/S Class B	15,366	920,230
Orsted A/S (d)	8,008	835,209
Pandora A/S	9,278	582,374
Vestas Wind Systems A/S	87,069	1,834,810
		27,635,944
EGYPT — 0.0% (f)
Commercial International Bank Egypt SAE	321,446	637,421
Fawry for Banking & Payment Technology Services SAE (a)	98,605	18,619
		656,040
FINLAND — 0.8%
Elisa Oyj	11,134	624,139
Fortum Oyj	12,289	183,912
Kone Oyj Class B	32,984	1,564,154
Neste Oyj	29,816	1,316,669
Nokia Oyj (b)	221,487	1,027,982
Nokia Oyj (b)	117,352	545,706
Nordea Bank Abp (b)	229,108	2,012,190
Nordea Bank Abp (b)	3,526	30,950
Sampo Oyj Class A	34,840	1,512,303
Stora Enso Oyj Class R	73,459	1,149,278
UPM-Kymmene Oyj	63,641	1,930,136

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Wartsila OYJ Abp	34,646	$269,119
		12,166,538
FRANCE — 6.5%
Accor SA (a)	26,239	708,557
Adevinta ASA (a)	14,960	107,736
Air Liquide SA	46,141	6,180,266
Airbus SE	42,267	4,085,183
Alstom SA	29,183	658,697
AXA SA	134,729	3,050,863
BioMerieux	712	69,374
BNP Paribas SA	79,221	3,757,201
Bouygues SA	23,447	719,692
Capgemini SE	16,440	2,809,247
Carrefour SA	74,245	1,310,604
Cie de Saint-Gobain	37,793	1,617,765
Cie Generale des Etablissements Michelin SCA	51,048	1,386,237
Credit Agricole SA	66,982	611,400
Danone SA	52,349	2,914,827
Dassault Systemes SE	47,933	1,759,667
Edenred	13,250	622,934
Electricite de France SA	8,653	70,615
Engie SA	98,120	1,124,887
EssilorLuxottica SA	22,606	3,377,219
Hermes International	1,078	1,202,504
Kering SA	6,474	3,317,116
Klepierre SA REIT (a)	11,051	212,118
La Francaise des Jeux SAEM (d)	386	13,325
Legrand SA	20,992	1,546,321
L'Oreal SA	20,440	7,036,810
LVMH Moet Hennessy Louis Vuitton SE	20,688	12,581,163
Orange SA	159,878	1,875,361
Pernod Ricard SA	19,363	3,548,606
Publicis Groupe SA	28,960	1,412,689
Renault SA (a)	7,215	179,446
Safran SA	23,742	2,338,393
Sanofi	85,982	8,659,990
Sartorius Stedim Biotech	1,068	334,181
Societe Generale SA	41,570	907,866
Sodexo SA	13,234	927,808
Teleperformance	1,594	488,769
TotalEnergies SE	181,635	9,564,774
Ubisoft Entertainment SA (a)	1,365	59,793
Unibail-Rodamco-Westfield CDI (a)	53,266	137,723
Unibail-Rodamco-Westfield REIT (a)	6,321	321,494
Valeo	17,943	345,625
Veolia Environnement SA	53,420	1,300,698
Vinci SA	42,617	3,785,303
Vivendi SE	98,033	993,729
Worldline SA (a)(d)	8,570	316,987
		100,351,563
Security Description	Shares	Value
GERMANY — 4.8%
adidas AG	15,511	$2,736,608
Allianz SE	30,817	5,867,475
BASF SE	70,734	3,070,726
Bayer AG	74,880	4,440,228
Bayerische Motoren Werke AG	27,018	2,074,949
Commerzbank AG (a)	56,374	394,047
Continental AG	7,332	509,738
Covestro AG (d)	13,058	450,226
Daimler Truck Holding AG (a)	32,053	834,729
Deutsche Bank AG	138,575	1,205,055
Deutsche Boerse AG	18,628	3,108,153
Deutsche Lufthansa AG (a)(c)	57,322	333,435
Deutsche Post AG	94,896	3,545,730
Deutsche Telekom AG	282,841	5,602,258
E.ON SE	180,726	1,513,031
Fresenius Medical Care AG & Co. KGaA	21,203	1,055,799
Fresenius SE & Co. KGaA	32,362	977,769
HelloFresh SE (a)	11,759	379,253
Henkel AG & Co. KGaA Preference Shares	8,006	491,981
Infineon Technologies AG	61,058	1,473,906
Mercedes-Benz Group AG	60,262	3,478,910
Merck KGaA	15,298	2,574,920
MTU Aero Engines AG	1,513	274,753
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,219	3,332,789
Porsche Automobil Holding SE Preference Shares	11,577	763,952
Puma SE	6,398	420,323
RWE AG	46,622	1,709,833
SAP SE	81,679	7,423,066
Sartorius AG Preference Shares	1,942	676,890
Scout24 SE (d)	1,720	88,093
Siemens AG	62,509	6,344,834
Siemens Energy AG (a)	32,430	474,147
Siemens Healthineers AG (d)	20,510	1,039,731
Symrise AG	9,734	1,056,820
United Internet AG	6,300	179,346
Volkswagen AG	4,640	843,569
Volkswagen AG Preference Shares	10,390	1,384,065
Vonovia SE	40,221	1,236,242
Zalando SE (a)(d)	7,644	199,466
		73,566,845
GREECE — 0.1%
Hellenic Telecommunications Organization SA	2,869	49,700
JUMBO SA	31,090	450,492
OPAP SA	51,691	737,651
		1,237,843

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
HONG KONG — 2.0%
AIA Group, Ltd.	885,800	$9,600,837
Alibaba Pictures Group, Ltd. (a)	1,760,000	172,704
China Huishan Dairy Holdings Co., Ltd. (c)(e)	1,418,000	—
CK Asset Holdings, Ltd.	124,332	879,377
CLP Holdings, Ltd.	112,500	933,324
Hang Lung Properties, Ltd.	423,000	802,126
Hang Seng Bank, Ltd.	61,000	1,076,660
Henderson Land Development Co., Ltd.	260,317	975,324
Hong Kong & China Gas Co., Ltd.	842,057	906,770
Hong Kong Exchanges & Clearing, Ltd.	102,040	5,019,459
Jardine Matheson Holdings, Ltd.	3,800	199,728
Link REIT	310,752	2,534,504
New World Development Co., Ltd.	193,601	694,521
Prudential PLC	145,928	1,800,578
Sino Biopharmaceutical, Ltd.	1,433,500	907,932
Sun Hung Kai Properties, Ltd.	129,185	1,526,128
Swire Pacific, Ltd. Class A	93,506	557,083
Techtronic Industries Co., Ltd.	138,000	1,439,451
Vinda International Holdings, Ltd. (c)	39,000	99,899
WH Group, Ltd. (d)	292,205	225,663
Wharf Real Estate Investment Co., Ltd.	12,000	57,194
		30,409,262
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	88,398	679,626
OTP Bank Nyrt	25,968	576,231
		1,255,857
INDIA — 3.8%
ACC, Ltd.	15,033	403,929
Adani Enterprises, Ltd.	20,062	556,571
Adani Green Energy, Ltd. (a)	33,607	821,147
Adani Ports & Special Economic Zone, Ltd.	56,186	478,139
Adani Total Gas, Ltd.	20,804	630,370
Adani Transmission, Ltd. (a)	23,639	740,443
Ambuja Cements, Ltd.	144,878	665,937
Apollo Hospitals Enterprise, Ltd.	7,464	348,142
Asian Paints, Ltd.	20,218	690,007
Aurobindo Pharma, Ltd.	32,547	211,464
Avenue Supermarts, Ltd. (a)(d)	7,643	329,644
Axis Bank, Ltd.	159,533	1,286,405
Bajaj Auto, Ltd.	6,627	311,040
Security Description	Shares	Value
Bajaj Finance, Ltd.	12,843	$878,263
Bajaj Finserv, Ltd.	3,297	456,386
Balkrishna Industries, Ltd.	5,236	142,492
Bandhan Bank, Ltd. (d)	57,835	192,973
Bharat Electronics, Ltd.	136,836	405,626
Bharat Forge, Ltd.	12,169	100,437
Bharat Petroleum Corp., Ltd.	84,783	331,091
Bharti Airtel, Ltd. (a)	158,113	1,371,357
Biocon, Ltd.	28,307	110,543
Cholamandalam Investment & Finance Co., Ltd.	54,548	427,902
Cipla, Ltd.	20,578	238,996
Dabur India, Ltd.	68,410	429,617
Divi's Laboratories, Ltd.	8,829	405,873
DLF, Ltd.	83,467	330,496
Dr Reddy's Laboratories, Ltd. ADR	20,855	1,155,158
Eicher Motors, Ltd.	11,117	393,362
Godrej Consumer Products, Ltd. (a)	44,300	424,951
HCL Technologies, Ltd.	90,737	1,118,235
HDFC Life Insurance Co., Ltd. (d)	68,013	473,673
Hero MotoCorp, Ltd.	1,873	64,503
Hindalco Industries, Ltd.	124,707	534,769
Hindustan Petroleum Corp., Ltd.	72,239	198,681
Hindustan Unilever, Ltd.	83,992	2,372,377
Housing Development Finance Corp., Ltd.	97,367	2,676,491
ICICI Bank, Ltd. ADR	172,156	3,054,047
ICICI Lombard General Insurance Co., Ltd. (d)	24,197	343,457
Indian Oil Corp., Ltd.	148,149	139,290
Indian Oil Corp., Ltd. (a)	74,074	69,645
Indraprastha Gas, Ltd.	15,278	68,852
Indus Towers, Ltd.	77,672	205,657
Info Edge India, Ltd.	9,218	438,743
Infosys, Ltd. ADR	314,593	5,823,116
ITC, Ltd.	212,002	734,212
JSW Steel, Ltd.	61,141	437,039
Jubilant Foodworks, Ltd.	61,612	399,642
Kotak Mahindra Bank, Ltd.	35,398	744,558
Larsen & Toubro Infotech, Ltd. (d)	7,029	353,838
Lupin, Ltd.	25,844	199,935
Mahindra & Mahindra, Ltd. GDR	57,377	780,328
Marico, Ltd.	107,793	652,307
Maruti Suzuki India, Ltd.	5,023	538,777
Mindtree, Ltd.	4,815	176,025
Muthoot Finance, Ltd.	17,365	214,675
Nestle India, Ltd.	4,692	1,037,947
Petronet LNG, Ltd.	167,161	459,959
PI Industries, Ltd.	6,848	221,944
Piramal Enterprises, Ltd.	8,716	182,736

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Power Grid Corp. of India, Ltd.	133,683	$358,700
Reliance Industries, Ltd. GDR (a)(d)	118,856	7,731,583
Samvardhana Motherson International, Ltd.	75,259	112,594
SBI Life Insurance Co., Ltd. (d)	38,729	530,429
Shree Cement, Ltd.	2,265	545,215
Shriram Transport Finance Co., Ltd.	34,452	558,993
State Bank of India	124,866	736,650
Sun Pharmaceutical Industries, Ltd.	63,347	666,257
Tata Consultancy Services, Ltd.	57,748	2,389,040
Tata Consumer Products, Ltd.	38,013	339,998
Tata Motors, Ltd. ADR (a)(c)	42,224	1,092,335
Tata Power Co., Ltd.	83,124	212,829
Tata Steel, Ltd.	44,236	485,673
Tech Mahindra, Ltd.	46,529	589,180
Torrent Pharmaceuticals, Ltd.	1,217	44,078
Trent, Ltd.	13,003	176,861
UltraTech Cement, Ltd.	7,585	538,559
United Spirits, Ltd. (a)	58,410	561,930
UPL, Ltd.	48,516	388,509
Vedanta, Ltd.	48,129	135,905
Wipro, Ltd.	96,403	507,879
Yes Bank, Ltd. (a)	895,714	143,478
		58,830,894
INDONESIA — 0.6%
Adaro Energy Indonesia Tbk PT	1,248,300	239,647
Astra International Tbk PT	2,131,500	947,890
Bank Central Asia Tbk PT	3,654,800	1,778,641
Bank Mandiri Persero Tbk PT	1,736,900	923,976
Bank Rakyat Indonesia Persero Tbk PT	6,348,376	1,768,468
Barito Pacific Tbk PT	588,200	29,810
Charoen Pokphand Indonesia Tbk PT	1,311,900	528,370
Gudang Garam Tbk PT	104,900	219,517
Indah Kiat Pulp & Paper Tbk PT	169,300	86,369
Merdeka Copper Gold Tbk PT (a)	534,053	143,035
Telkom Indonesia Persero Tbk PT	5,289,200	1,420,158
United Tractors Tbk PT	233,300	444,754
		8,530,635
IRELAND — 0.4%
CRH PLC	68,010	2,346,335
Flutter Entertainment PLC (a)	9,635	971,834
Kerry Group PLC Class A	18,358	1,753,031
Kingspan Group PLC	1,874	112,457
Security Description	Shares	Value
Smurfit Kappa Group PLC	19,126	$641,448
		5,825,105
ISRAEL — 0.5%
Bank Hapoalim BM	233,856	1,947,158
Bank Leumi Le-Israel BM	257,683	2,284,613
Check Point Software Technologies, Ltd. (a)	6,700	815,926
Nice, Ltd. (a)	8,660	1,657,990
Teva Pharmaceutical Industries, Ltd. ADR (a)	79,556	598,261
Wix.com, Ltd. (a)	4,196	275,048
		7,578,996
ITALY — 1.0%
Assicurazioni Generali SpA	98,713	1,571,212
Atlantia SpA	55,112	1,289,465
Coca-Cola HBC AG	13,680	302,701
DiaSorin SpA	676	88,482
Enel SpA	563,542	3,075,389
Eni SpA	194,198	2,299,859
Ferrari NV	13,043	2,388,993
FinecoBank Banca Fineco SpA	1,493	17,825
Intesa Sanpaolo SpA	1,016,637	1,891,860
Mediobanca Banca di Credito Finanziario SpA	67,535	583,052
Snam SpA	191,407	1,000,332
Telecom Italia SpA (a)(c)	679,345	177,342
UniCredit SpA	130,329	1,235,128
		15,921,640
JAPAN — 13.8%
Advantest Corp.	5,400	288,572
Aeon Co., Ltd.	63,000	1,091,620
AGC, Inc. (c)	25,700	902,352
Aisin Corp.	17,100	528,652
Ajinomoto Co., Inc.	24,900	604,836
Asahi Group Holdings, Ltd.	50,800	1,662,110
Asahi Intecc Co., Ltd.	4,200	63,315
Asahi Kasei Corp.	148,800	1,134,716
Astellas Pharma, Inc.	190,700	2,968,831
Bandai Namco Holdings, Inc.	4,300	303,189
Bridgestone Corp. (c)	52,500	1,912,885
Canon, Inc. (c)	83,200	1,889,308
Capcom Co., Ltd.	6,800	164,926
Central Japan Railway Co.	9,200	1,060,145
Chiba Bank, Ltd.	181,800	991,600
Chubu Electric Power Co., Inc.	83,400	838,573
Chugai Pharmaceutical Co., Ltd.	34,400	878,643
Concordia Financial Group, Ltd.	210,600	728,586
CyberAgent, Inc.	11,800	117,344
Dai-ichi Life Holdings, Inc.	60,600	1,119,620
Daiichi Sankyo Co., Ltd.	132,200	3,344,532
Daikin Industries, Ltd.	19,100	3,057,856

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Daiwa House REIT Investment Corp.	64	$144,860
Daiwa Securities Group, Inc.	203,300	906,848
Denso Corp.	41,200	2,185,931
Dentsu Group, Inc. (c)	2,200	65,989
East Japan Railway Co.	25,900	1,322,691
Eisai Co., Ltd.	20,100	847,024
ENEOS Holdings, Inc.	328,408	1,241,789
FANUC Corp.	17,700	2,767,274
Fast Retailing Co., Ltd.	4,100	2,145,140
FUJIFILM Holdings Corp.	37,300	1,998,229
Fujitsu, Ltd.	20,100	2,510,003
GLP J-REIT (a)	255	311,019
GMO Payment Gateway, Inc.	1,500	105,443
Hitachi, Ltd.	76,300	3,615,762
Honda Motor Co., Ltd.	113,600	2,753,559
Hoya Corp.	33,400	2,848,176
Idemitsu Kosan Co., Ltd.	12,500	300,872
Inpex Corp.	82,800	895,926
ITOCHU Corp.	104,500	2,820,665
Japan Exchange Group, Inc.	35,800	515,965
Japan Metropolitan Fund Invest REIT	1,284	998,997
Japan Real Estate Investment Corp. REIT	240	1,102,352
Japan Tobacco, Inc. (c)	83,500	1,441,912
JFE Holdings, Inc.	35,300	371,565
JSR Corp.	43,400	1,124,493
Kajima Corp.	92,900	1,064,704
Kakaku.com, Inc.	2,700	44,478
Kansai Electric Power Co., Inc.	106,300	1,051,615
Kao Corp. (c)	41,300	1,663,491
KDDI Corp.	127,000	4,009,444
Keyence Corp.	10,400	3,550,491
Kintetsu Group Holdings Co., Ltd.	32,500	1,010,728
Kirin Holdings Co., Ltd.	12,700	199,818
Komatsu, Ltd.	84,300	1,866,508
Kose Corp. (c)	2,200	199,831
Kubota Corp. (c)	114,600	1,709,869
Kyocera Corp.	42,400	2,264,579
Lasertec Corp.	3,900	463,619
Lixil Corp.	42,700	798,336
M3, Inc.	30,000	860,771
Makita Corp.	32,500	809,061
Marubeni Corp.	187,600	1,690,202
Mazda Motor Corp.	19,100	156,056
McDonald's Holdings Co. Japan, Ltd. (c)	2,400	87,270
MEIJI Holdings Co., Ltd.	3,200	156,873
Mitsubishi Chemical Holdings Corp.	165,900	899,991
Mitsubishi Corp.	114,300	3,396,482
Mitsubishi Electric Corp.	192,300	2,053,861
Mitsubishi Estate Co., Ltd.	137,318	1,990,204
Security Description	Shares	Value
Mitsubishi Heavy Industries, Ltd.	33,000	$1,152,589
Mitsubishi UFJ Financial Group, Inc.	815,400	4,377,850
Mitsui & Co., Ltd.	125,900	2,775,073
Mitsui Chemicals, Inc.	34,600	736,035
Mitsui Fudosan Co., Ltd.	26,000	558,353
Mizuho Financial Group, Inc.	37,580	426,822
MonotaRO Co., Ltd. (c)	8,400	124,651
MS&AD Insurance Group Holdings, Inc.	63,400	1,940,431
Murata Manufacturing Co., Ltd.	56,900	3,097,659
NEC Corp.	22,000	853,410
Nexon Co., Ltd.	27,200	556,193
Nidec Corp.	37,000	2,282,286
Nihon M&A Center Holdings, Inc.	8,200	87,097
Nintendo Co., Ltd.	7,900	3,412,256
Nippon Building Fund, Inc. REIT	38	189,084
Nippon Paint Holdings Co., Ltd.	30,300	225,485
Nippon Prologis REIT, Inc. (a)	187	459,740
Nippon Steel Corp.	59,600	833,097
Nippon Telegraph & Telephone Corp.	105,400	3,022,623
Nippon Yusen KK	16,500	1,125,869
Nissan Motor Co., Ltd.	200,400	779,149
Nitori Holdings Co., Ltd.	4,100	389,161
Nitto Denko Corp.	20,000	1,292,555
Nomura Holdings, Inc.	233,800	853,420
Nomura Real Estate Master Fund, Inc. REIT (a)	79	98,506
Nomura Research Institute, Ltd.	4,500	119,576
NTT Data Corp.	106,900	1,476,165
Obayashi Corp.	151,500	1,098,432
Obic Co., Ltd.	2,200	310,758
Olympus Corp.	58,900	1,182,075
Ono Pharmaceutical Co., Ltd.	25,100	643,320
Oriental Land Co., Ltd.	9,400	1,309,102
ORIX Corp.	128,600	2,154,456
Osaka Gas Co., Ltd.	76,300	1,457,987
Otsuka Holdings Co., Ltd.	19,100	677,368
Panasonic Holdings Corp.	211,800	1,709,460
Rakuten Group, Inc.	58,000	261,279
Recruit Holdings Co., Ltd.	73,200	2,152,545
Renesas Electronics Corp. (a)	33,700	305,856
Resona Holdings, Inc.	63,400	237,117
Rohm Co., Ltd.	19,100	1,329,992
SBI Holdings, Inc.	20,300	396,721
Secom Co., Ltd.	20,100	1,240,280
Seven & i Holdings Co., Ltd.	64,200	2,488,988
SG Holdings Co., Ltd.	11,800	198,816
Sharp Corp.	40,000	308,859

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Shimano, Inc.	2,300	$388,031
Shin-Etsu Chemical Co., Ltd.	30,600	3,446,174
Shionogi & Co., Ltd.	19,100	963,752
Shiseido Co., Ltd.	23,200	930,015
Shizuoka Bank, Ltd.	165,600	993,442
SMC Corp.	4,200	1,869,449
Softbank Corp.	8,500	94,257
SoftBank Group Corp.	86,900	3,348,581
Sompo Holdings, Inc.	37,400	1,647,081
Sony Group Corp.	95,400	7,791,123
Subaru Corp.	23,800	422,463
Sumitomo Chemical Co., Ltd.	210,600	823,147
Sumitomo Corp.	72,800	995,102
Sumitomo Electric Industries, Ltd.	83,500	921,324
Sumitomo Mitsui Financial Group, Inc.	55,400	1,644,200
Sumitomo Mitsui Trust Holdings, Inc.	20,000	615,362
Suzuki Motor Corp.	19,200	602,619
Sysmex Corp.	11,600	697,255
T&D Holdings, Inc.	43,100	515,214
Takeda Pharmaceutical Co., Ltd.	120,799	3,394,874
TDK Corp.	55,600	1,714,799
Terumo Corp.	73,200	2,202,654
Tokio Marine Holdings, Inc.	56,500	3,286,736
Tokyo Electric Power Co. Holdings, Inc. (a)	146,800	612,680
Tokyo Electron, Ltd.	10,400	3,391,263
Tokyo Gas Co., Ltd.	66,700	1,378,138
Tokyu Corp.	100,500	1,182,135
TOPPAN, INC.	68,200	1,138,047
Toray Industries, Inc.	210,600	1,179,999
Toshiba Corp.	33,900	1,376,162
Toyota Motor Corp.	742,600	11,478,856
Toyota Tsusho Corp.	34,200	1,115,204
Unicharm Corp. (c)	9,500	317,471
Welcia Holdings Co., Ltd.	1,400	28,030
West Japan Railway Co.	19,800	727,406
Yakult Honsha Co., Ltd.	3,400	195,959
Yamaha Corp.	27,500	1,133,562
Yamaha Motor Co., Ltd. (c)	40,300	737,447
Z Holdings Corp.	277,400	809,402
ZOZO, Inc.	10,800	194,369
		212,005,307
KUWAIT — 0.1%
Agility Public Warehousing Co. KSC	29,341	77,726
Boubyan Bank KSCP	453,016	1,141,028
Kuwait Finance House KSCP	59,816	169,761
Mabanee Co. KPSC	198,998	488,255
Mobile Telecommunications Co. KSCP	179,449	347,321
		2,224,091
Security Description	Shares	Value
LUXEMBOURG — 0.1%
ArcelorMittal SA	34,007	$764,737
Eurofins Scientific SE	4,189	328,804
		1,093,541
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	186,000	1,109,322
Sands China, Ltd. (a)	244,800	584,005
		1,693,327
MALAYSIA — 0.3%
AMMB Holdings Bhd	238,300	201,670
CIMB Group Holdings Bhd	555,195	624,791
Dialog Group Bhd	998,000	482,301
Genting Bhd	214,300	220,742
Genting Malaysia Bhd	626,200	403,496
Hartalega Holdings Bhd	160,800	111,639
Hong Leong Financial Group Bhd	42,939	180,232
Malaysia Airports Holdings Bhd (a)	214,000	320,454
Nestle Malaysia Bhd	12,300	370,047
Petronas Chemicals Group Bhd	19,400	39,614
Petronas Dagangan Bhd	76,500	366,575
PPB Group Bhd	155,440	559,337
Press Metal Aluminium Holdings Bhd	250,300	270,318
Public Bank Bhd	589,100	584,088
QL Resources Bhd	38,400	45,305
RHB Bank Bhd	140,678	182,889
Tenaga Nasional Bhd	182,100	329,701
Top Glove Corp. Bhd	483,800	114,158
		5,407,357
MEXICO — 0.7%
America Movil SAB de CV Series L (c)	3,042,007	3,098,435
Cemex SAB de CV Series CPO (a)	1,776,341	689,380
Fomento Economico Mexicano SAB de CV	221,874	1,492,961
Grupo Financiero Banorte SAB de CV Series O	280,776	1,561,015
Grupo Mexico SAB de CV Class B	248,326	1,024,899
Grupo Televisa SAB Series CPO (c)	312,436	511,184
Industrias Penoles SAB de CV (c)	17,844	164,680
Kimberly-Clark de Mexico SAB de CV Class A (c)	348,554	470,422
Wal-Mart de Mexico SAB de CV	330,578	1,135,966
		10,148,942
NETHERLANDS — 3.5%
Adyen NV (a)(d)	1,495	2,169,371

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Akzo Nobel NV	21,339	$1,396,981
Argenx SE (a)	1,691	632,008
ASM International NV	1,398	348,723
ASML Holding NV	31,943	15,223,022
Heineken NV	26,924	2,448,849
ING Groep NV	260,708	2,570,487
Koninklijke Ahold Delhaize NV	94,925	2,467,090
Koninklijke DSM NV	20,984	3,007,662
Koninklijke KPN NV	480,726	1,709,257
Koninklijke Philips NV	94,208	2,024,457
Shell PLC	560,311	14,521,223
Universal Music Group NV	95,135	1,903,046
Wolters Kluwer NV	37,452	3,624,112
		54,046,288
NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	29,527	366,801
Meridian Energy, Ltd.	249,662	726,464
Spark New Zealand, Ltd.	192,182	573,548
Xero, Ltd. (a)	6,753	357,380
		2,024,193
NORWAY — 0.5%
DNB Bank ASA	111,207	1,987,256
Equinor ASA	96,809	3,356,555
Norsk Hydro ASA	161,135	899,639
Telenor ASA	82,294	1,091,173
		7,334,623
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	20,680	136,488
Credicorp, Ltd.	7,984	957,361
		1,093,849
PHILIPPINES — 0.2%
AC Energy Corp.	1,139,200	166,576
Ayala Land, Inc.	552,100	256,044
BDO Unibank, Inc.	42,657	85,725
Globe Telecom, Inc.	2,580	106,419
GT Capital Holdings, Inc.	23,978	213,244
JG Summit Holdings, Inc.	288,731	255,728
Jollibee Foods Corp.	99,010	366,617
Metro Pacific Investments Corp.	3,404,500	218,567
PLDT, Inc. ADR (c)	17,427	530,129
SM Prime Holdings, Inc.	612,700	407,278
Universal Robina Corp.	93,760	189,276
		2,795,603
POLAND — 0.1%
Allegro.eu SA (a)(d)	16,297	86,436
CD Projekt SA	7,348	156,379
LPP SA	48	96,035
Orange Polska SA	101,633	141,739
Security Description	Shares	Value
Polski Koncern Naftowy ORLEN SA	19,613	$298,916
Powszechna Kasa Oszczednosci Bank Polski SA	53,059	330,450
Santander Bank Polska SA	3,996	207,095
		1,317,050
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	194,551	905,507
Jeronimo Martins SGPS SA	22,755	493,388
		1,398,895
QATAR — 0.2%
Commercial Bank PQSC	311,706	585,880
Qatar Electricity & Water Co. QSC	115,640	556,329
Qatar National Bank QPSC	269,104	1,476,405
		2,618,614
ROMANIA — 0.0% (f)
NEPI Rockcastle SA	32,096	170,624
RUSSIA — 0.0%
Gazprom PJSC ADR (e)	471,490	—
LUKOIL PJSC ADR (e)	44,561	—
Magnit PJSC GDR (e)	16,239	—
MMC Norilsk Nickel PJSC ADR (e)	45,503	—
Mobile TeleSystems PJSC ADR (e)	100,152	—
Novatek PJSC GDR (e)	6,921	—
Sberbank of Russia PJSC (a)(e)	544,444	—
Surgutneftegas PJSC ADR (e)	139,649	—
Tatneft PJSC ADR (e)	38,413	—
TCS Group Holding PLC GDR (a)(e)	7,745	—
Yandex NV Class A (a)(e)	23,001	—
		—
SAUDI ARABIA — 1.2%
Advanced Petrochemical Co.	26,856	367,900
Al Rajhi Bank	110,327	2,425,836
Alinma Bank	13,286	118,268
Arab National Bank	32,540	255,838
Bank AlBilad (a)	92,812	1,082,201
Bank Al-Jazira	14,180	84,277
Banque Saudi Fransi	29,595	373,871
Bupa Arabia for Cooperative Insurance Co.	16,952	720,170
Dar Al Arkan Real Estate Development Co. (a)	79,686	228,518
Delivery Hero SE (a)(d)	8,690	324,969
Dr Sulaiman Al Habib Medical Services Group Co.	9,107	470,386
Emaar Economic City (a)	578,913	1,524,389

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Etihad Etisalat Co.	60,570	$565,004
Jarir Marketing Co.	26,587	1,152,167
Mobile Telecommunications Co. (a)	157,142	470,743
Petro Rabigh	89,962	409,038
Rabigh Refining & Petrochemical Co. (a)	99,128	450,714
Riyad Bank	80,213	686,239
SABIC Agri-Nutrients Co.	11,405	418,861
Sahara International Petrochemical Co.	17,692	236,704
Saudi Arabian Mining Co. (a)	51,656	686,296
Saudi British Bank	36,707	398,170
Saudi Electricity Co.	85,053	548,568
Saudi Industrial Investment Group	30,681	233,045
Saudi Kayan Petrochemical Co. (a)	34,064	143,261
Saudi National Bank	119,249	2,094,430
Saudi Telecom Co.	35,053	907,131
Savola Group	34,465	308,634
		17,685,628
SINGAPORE — 1.1%
Ascendas Real Estate Investment Trust	90,400	185,126
CapitaLand Integrated Commercial Trust REIT	155,140	241,901
Capitaland Investment, Ltd.	443,656	1,217,767
DBS Group Holdings, Ltd.	204,368	4,358,441
Mapletree Logistics Trust REIT	186,282	224,872
Sea, Ltd. ADR (a)	21,380	1,429,467
Singapore Exchange, Ltd.	249,600	1,696,641
Singapore Telecommunications, Ltd.	901,500	1,638,855
STMicroelectronics NV	45,987	1,442,313
United Overseas Bank, Ltd.	214,529	4,046,408
Venture Corp., Ltd.	5,700	68,112
		16,549,903
SOUTH AFRICA — 1.2%
Anglo American Platinum, Ltd.	6,272	545,558
Anglo American PLC	101,974	3,637,249
Aspen Pharmacare Holdings, Ltd.	36,767	312,045
Bid Corp., Ltd.	24,645	461,549
Bidvest Group, Ltd.	29,990	383,678
Capitec Bank Holdings, Ltd.	7,914	957,520
Discovery, Ltd. (a)(c)	85,017	664,775
Exxaro Resources, Ltd.	22,197	268,518
FirstRand, Ltd.	380,540	1,448,758
Gold Fields, Ltd.	81,062	757,057
Harmony Gold Mining Co., Ltd.	26,218	83,171
Impala Platinum Holdings, Ltd.	46,219	511,040
Security Description	Shares	Value
Mr. Price Group, Ltd.	33,212	$359,580
MTN Group, Ltd.	133,350	1,074,777
MultiChoice Group	35,063	247,865
Naspers, Ltd. Class N	13,358	1,930,597
Nedbank Group, Ltd.	19,798	250,471
Old Mutual, Ltd. (c)	243,023	163,802
Remgro, Ltd.	41,105	325,955
Sanlam, Ltd.	241,289	778,694
Sasol, Ltd. (a)	36,292	823,379
Sibanye Stillwater, Ltd.	161,154	400,069
Standard Bank Group, Ltd.	118,219	1,119,734
Woolworths Holdings, Ltd.	65,891	218,196
		17,724,037
SOUTH KOREA — 3.3%
Alteogen, Inc. (a)	2,335	109,880
Amorepacific Corp.	1,667	166,905
AMOREPACIFIC Group	556	15,973
BGF retail Co., Ltd.	906	131,881
Celltrion Healthcare Co., Ltd.	5,040	266,285
Celltrion Pharm, Inc. (a)	1,544	93,587
Celltrion, Inc.	8,486	1,166,629
CJ CheilJedang Corp.	2,420	706,392
CJ Corp.	882	52,781
Coway Co., Ltd.	3,638	179,042
Doosan Enerbility Co., Ltd. (a)	19,040	284,486
Ecopro BM Co., Ltd.	1,724	150,704
E-MART, Inc.	3,181	258,468
Hana Financial Group, Inc.	27,661	838,309
Hanmi Pharm Co., Ltd.	531	125,961
Hanwha Solutions Corp. (a)	3,369	98,340
HD Hyundai Co., Ltd.	10,582	484,112
HLB, Inc. (a)	7,826	213,371
HMM Co., Ltd.	17,595	333,362
Hotel Shilla Co., Ltd.	3,929	215,453
Hyundai Engineering & Construction Co., Ltd.	3,301	105,127
Hyundai Mobis Co., Ltd.	4,452	682,338
Hyundai Motor Co.	12,276	1,706,576
Hyundai Steel Co.	7,612	188,189
Kakao Corp.	20,487	1,102,928
KB Financial Group, Inc.	34,924	1,295,125
Kia Corp.	22,907	1,363,764
Korea Aerospace Industries, Ltd.	8,925	369,813
Korea Electric Power Corp. ADR (a)(c)	51,131	448,930
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	5,390	389,804
Korea Zinc Co., Ltd.	2,444	917,629
Krafton, Inc. (a)	1,194	201,391
KT&G Corp.	15,831	1,002,240
L&F Co., Ltd. (a)	1,437	232,417
LG Chem, Ltd.	2,720	1,080,961
LG Chem, Ltd. Preference Shares	669	123,918

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
LG Electronics, Inc.	12,039	$818,734
LG H&H Co., Ltd.	1,191	623,752
Lotte Chemical Corp.	2,142	296,950
NAVER Corp.	12,213	2,257,486
NCSoft Corp.	1,981	533,241
Pearl Abyss Corp. (a)	4,465	175,725
POSCO Holdings, Inc. ADR	25,333	1,127,825
Samsung Biologics Co., Ltd. (a)(d)	787	478,843
Samsung C&T Corp.	5,176	490,333
Samsung Electro-Mechanics Co., Ltd.	3,200	321,627
Samsung Electronics Co., Ltd. GDR	14,289	15,589,299
Samsung Electronics Co., Ltd. Preference Shares	31,131	1,246,774
Samsung Fire & Marine Insurance Co., Ltd.	4,931	763,348
Samsung Heavy Industries Co., Ltd. (a)	49,677	232,239
Samsung SDI Co., Ltd.	3,019	1,236,990
Samsung SDS Co., Ltd.	2,033	203,551
Samsung Securities Co., Ltd.	26,868	692,186
Seegene, Inc.	2,934	81,688
Shinhan Financial Group Co., Ltd.	39,131	1,116,608
SK Bioscience Co., Ltd. (a)	1,417	109,680
SK Chemicals Co., Ltd.	835	59,229
SK Hynix, Inc.	40,485	2,837,442
SK Innovation Co., Ltd. (a)	4,550	672,828
SK Square Co., Ltd. (a)	4,319	129,896
SK Telelcom Co., Ltd. ADR (c)	12,555	280,228
SK, Inc.	3,639	602,576
		50,082,149
SPAIN — 1.5%
ACS Actividades de Construccion y Servicios SA (c)	25,155	608,279
Aena SME SA (a)(d)	1,070	135,634
Amadeus IT Group SA (a)	25,949	1,442,145
Banco Bilbao Vizcaya Argentaria SA	449,695	2,035,913
Banco Santander SA	1,144,259	3,215,562
CaixaBank SA	90,737	314,654
Cellnex Telecom SA (d)	19,904	770,544
Ferrovial SA	52,866	1,336,951
Iberdrola SA	539,572	5,582,289
Industria de Diseno Textil SA	98,039	2,212,864
Naturgy Energy Group SA (c)	31,682	909,860
Repsol SA (c)	132,451	1,945,516
Telefonica SA (c)	447,961	2,276,974
		22,787,185
SWEDEN — 1.6%
Assa Abloy AB Class B	110,857	2,350,765
Atlas Copco AB Class B	367,600	3,068,535
Security Description	Shares	Value
Embracer Group AB (a)(c)	21,084	$160,464
Epiroc AB Class B	91,900	1,239,395
EQT AB	14,982	306,149
Essity AB Class B	5,807	151,360
Evolution AB (d)	11,979	1,087,268
H & M Hennes & Mauritz AB Class B (c)	78,261	932,955
Hexagon AB Class B	5,123	53,118
Husqvarna AB Class B	129,834	953,287
Industrivarden AB Class A	2,326	52,252
Kinnevik AB Class B (a)	1,857	29,865
Sandvik AB	103,830	1,680,446
Securitas AB Class B	69,008	593,417
Skandinaviska Enskilda Banken AB Class A	123,472	1,209,730
Skanska AB Class B	68,794	1,052,648
SKF AB Class B (c)	45,247	664,527
Svenska Handelsbanken AB Class A	151,630	1,293,547
Swedbank AB Class A	75,210	948,987
Swedish Match AB	157,780	1,604,375
Tele2 AB Class B	76,043	864,513
Telefonaktiebolaget LM Ericsson Class B	289,285	2,153,109
Telia Co. AB	166,903	638,138
Volvo AB Class B	118,722	1,834,923
		24,923,773
SWITZERLAND — 3.8%
ABB, Ltd.	174,276	4,634,739
Adecco Group AG (a)	17,099	579,403
Alcon, Inc.	36,832	2,565,371
Cie Financiere Richemont SA Class A	43,250	4,592,221
Credit Suisse Group AG (a)	145,615	824,394
Geberit AG	4,634	2,220,796
Givaudan SA	1,236	4,334,101
Holcim AG (a)	29,409	1,254,878
Julius Baer Group, Ltd. (a)	15,355	706,360
Kuehne + Nagel International AG	6,719	1,586,143
Logitech International SA (c)	6,546	340,992
Lonza Group AG	5,489	2,918,369
Novartis AG	165,409	13,969,100
SGS SA	835	1,905,755
Sika AG	9,882	2,270,894
Sonova Holding AG	2,525	801,797
Swatch Group AG Bearer Shares	4,851	1,147,701
Temenos AG	4,828	411,617
UBS Group AG	307,539	4,943,882
Zurich Insurance Group AG	13,415	5,818,048
		57,826,561
TAIWAN — 4.1%
Accton Technology Corp.	58,000	465,233
Acer, Inc.	439,000	320,389

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Advantech Co., Ltd.	36,954	$430,023
ASE Technology Holding Co., Ltd.	224,000	575,566
ASMedia Technology, Inc.	4,000	149,999
Asustek Computer, Inc.	36,000	375,940
AUO Corp. ADR (c)	156,139	986,798
Catcher Technology Co., Ltd.	43,000	239,343
Cathay Financial Holding Co., Ltd.	258,595	442,682
Chailease Holding Co., Ltd.	93,082	652,718
China Development Financial Holding Corp.	803,742	397,363
China Steel Corp.	713,000	682,222
Chunghwa Telecom Co., Ltd. ADR	75,601	3,118,541
Compal Electronics, Inc.	257,000	196,638
CTBC Financial Holding Co., Ltd.	663,558	560,153
Delta Electronics, Inc.	184,785	1,376,558
E.Sun Financial Holding Co., Ltd.	1,235,021	1,204,554
Eclat Textile Co., Ltd.	18,650	260,618
eMemory Technology, Inc.	7,000	243,665
Evergreen Marine Corp. Taiwan, Ltd.	171,000	486,542
Far EasTone Telecommunications Co., Ltd.	87,000	244,613
Feng TAY Enterprise Co., Ltd.	54,166	319,711
Formosa Plastics Corp.	406,000	1,481,528
Fubon Financial Holding Co., Ltd.	502,320	1,010,266
Giant Manufacturing Co., Ltd.	88,000	710,310
Globalwafers Co., Ltd.	28,000	426,590
Hon Hai Precision Industry Co., Ltd. GDR	661,205	4,840,021
Hotai Motor Co., Ltd.	14,000	285,335
Innolux Corp.	597,000	242,948
Largan Precision Co., Ltd.	7,000	406,108
MediaTek, Inc.	112,000	2,452,184
Mega Financial Holding Co., Ltd.	286,948	340,668
Micro-Star International Co., Ltd.	79,000	301,562
momo.com, Inc.	6,000	128,744
Nan Ya Printed Circuit Board Corp.	21,000	183,984
Novatek Microelectronics Corp.	45,000	457,060
Pegatron Corp.	48,000	92,017
Pou Chen Corp.	127,000	126,003
President Chain Store Corp.	35,000	320,766
Quanta Computer, Inc.	46,000	123,457
Realtek Semiconductor Corp.	42,000	512,755
Ruentex Development Co., Ltd.	148,916	367,613
Security Description	Shares	Value
Taishin Financial Holding Co., Ltd.	1,039,717	$569,976
Taiwan High Speed Rail Corp.	389,000	366,975
Taiwan Mobile Co., Ltd.	69,000	250,626
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	342,000	27,958,500
Unimicron Technology Corp.	86,000	458,439
Uni-President Enterprises Corp.	435,000	980,207
United Microelectronics Corp. ADR (c)	282,384	1,911,740
Vanguard International Semiconductor Corp.	97,000	250,546
Wan Hai Lines, Ltd.	44,900	179,700
Win Semiconductors Corp.	54,000	349,606
Winbond Electronics Corp.	355,000	259,085
Wiwynn Corp.	8,000	187,533
Yageo Corp.	37,169	385,022
Yang Ming Marine Transport Corp.	125,000	345,990
Zhen Ding Technology Holding, Ltd.	127,000	439,941
		63,433,674
TANZANIA, UNITED REPUBLIC OF — 0.0% (f)
AngloGold Ashanti, Ltd.	38,211	571,515
THAILAND — 0.4%
Advanced Info Service PCL	25,200	138,634
Airports of Thailand PCL (a)	100,300	201,423
Asset World Corp. PCL	2,729,200	376,707
B Grimm Power PCL	311,900	308,768
Bangkok Expressway & Metro PCL	543,000	134,387
Bumrungrad Hospital PCL	82,800	419,211
Central Pattana PCL	255,100	440,139
CP ALL PCL NVDR	381,400	647,263
Delta Electronics Thailand PCL	31,000	291,981
Electricity Generating PCL	14,700	73,386
Energy Absolute PCL	90,200	207,928
Global Power Synergy PCL Class F	83,300	151,969
Gulf Energy Development PCL	227,620	299,373
Home Product Center PCL	250,900	90,127
Indorama Ventures PCL	153,700	204,325
Land & Houses PCL	102,900	24,302
Minor International PCL (a)	483,709	465,171
Osotspa PCL	137,100	132,815
PTT Global Chemical PCL	7,100	9,137
PTT PCL	1,213,920	1,167,396
Ratch Group PCL	193,700	209,561
SCB X PCL	125,200	368,287
Siam Cement PCL	8,300	87,801
Srisawad Corp. PCL	57,300	78,604

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Thai Union Group PCL Class F	297,000	$143,649
		6,672,344
TURKEY — 0.1%
Akbank T.A.S.	602,579	289,443
Aselsan Elektronik Sanayi Ve Ticaret A/S	76,443	104,662
BIM Birlesik Magazalar A/S	23,622	114,386
Turkiye Is Bankasi A/S Class C	1,257,332	329,836
		838,327
UNITED ARAB EMIRATES — 0.3%
Abu Dhabi Commercial Bank PJSC	148,419	358,006
Abu Dhabi Islamic Bank PJSC	255,667	522,039
Aldar Properties PJSC	514,599	623,442
Dubai Islamic Bank PJSC	66,871	104,864
Emaar Properties PJSC	166,120	235,176
Emirates NBD Bank PJSC	65,037	233,723
Emirates Telecommunications Group Co. PJSC	204,286	1,451,598
First Abu Dhabi Bank PJSC	172,806	883,531
		4,412,379
UNITED KINGDOM — 7.6%
3i Group PLC	111,817	1,505,300
Abrdn PLC	241,704	469,220
Admiral Group PLC	561	15,289
Ashtead Group PLC	7,863	328,398
Associated British Foods PLC	12,743	244,207
AstraZeneca PLC	94,616	12,409,891
Auto Trader Group PLC (d)	69,082	465,626
Aviva PLC (a)	212,659	1,036,412
BAE Systems PLC	263,970	2,661,442
Barclays PLC	1,214,675	2,258,768
Barratt Developments PLC	47,511	263,919
Berkeley Group Holdings PLC (a)	3,876	175,296
BP PLC	1,498,193	7,065,043
British American Tobacco PLC	153,927	6,579,235
British Land Co. PLC REIT	229,784	1,247,683
BT Group PLC (c)	599,474	1,356,322
Burberry Group PLC	46,232	921,363
CK Hutchison Holdings, Ltd.	149,532	1,010,924
CNH Industrial NV	71,555	824,375
Compass Group PLC	160,795	3,280,662
Diageo PLC	170,452	7,308,327
Entain PLC (a)	33,082	500,197
Experian PLC	80,808	2,361,183
Hargreaves Lansdown PLC	5,358	51,262
HSBC Holdings PLC	1,397,217	9,088,330
Imperial Brands PLC	79,903	1,781,621
Security Description	Shares	Value
InterContinental Hotels Group PLC	13,579	$717,359
J Sainsbury PLC	212,464	526,375
Just Eat Takeaway.com NV (a)(d)	7,409	116,697
Kingfisher PLC	66,001	195,818
Land Securities Group PLC REIT	107,044	863,197
Legal & General Group PLC	96,370	280,303
Lloyds Banking Group PLC	4,300,865	2,209,930
London Stock Exchange Group PLC	22,758	2,109,367
M&G PLC	145,928	344,875
Melrose Industries PLC	180,919	328,916
National Grid PLC	313,112	4,000,323
Natwest Group PLC	234,214	620,935
Next PLC	15,869	1,129,346
Ocado Group PLC (a)	30,285	287,322
Pearson PLC	95,787	872,231
Persimmon PLC	15,554	351,912
Reckitt Benckiser Group PLC	49,701	3,724,174
RELX PLC (b)	139,425	3,769,168
RELX PLC (b)	38,033	1,026,644
Rentokil Initial PLC	34,563	199,214
Rolls-Royce Holdings PLC (a)	666,073	670,993
Sage Group PLC	192,528	1,484,262
Segro PLC REIT	104,279	1,237,035
Severn Trent PLC	45,286	1,495,384
Smith & Nephew PLC	106,313	1,481,558
Smiths Group PLC	31,809	540,633
SSE PLC	107,008	2,100,087
Standard Chartered PLC	217,350	1,632,861
Taylor Wimpey PLC	188,247	266,681
Tesco PLC	448,360	1,391,225
Unilever PLC	201,210	9,092,617
United Utilities Group PLC	93,306	1,155,818
Vodafone Group PLC	2,109,386	3,244,705
Whitbread PLC	20,533	617,922
WPP PLC	113,641	1,138,041
		116,434,223
UNITED STATES — 4.2%
Bausch Health Cos., Inc. (a)	30,082	250,926
Ferguson PLC	19,981	2,229,553
GSK PLC	362,544	7,773,788
James Hardie Industries PLC CDI	76,948	1,681,056
JBS SA	61,879	373,798
Nestle SA	209,532	24,390,501
Parade Technologies, Ltd.	8,000	309,415
QIAGEN NV (a)	266	12,431
Roche Holding AG	52,561	17,489,222
Schneider Electric SE	46,503	5,488,809
Sinch AB (a)(c)(d)	32,613	105,963
Stellantis NV (b)	63,708	784,723
Stellantis NV (b)	84,054	1,036,213

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Swiss Re AG	28,136	$2,174,232
		64,100,630
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	62,961	1,191,913
TOTAL COMMON STOCKS (Cost $1,625,254,979)		1,518,406,972

RIGHTS — 0.0% (f)
HONG KONG — 0.0% (f)
MICROPORT Rights (expiring 07/29/22) (a) (Cost: $0)	33	—
WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
Srisawad Corp. PCL (expiring 8/29/25) (a) (Cost: $0)	900	129
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (g)(h)	312,582	312,582
State Street Navigator Securities Lending Portfolio II (i)(j)	20,018,847	20,018,847
TOTAL SHORT-TERM INVESTMENTS (Cost $20,331,429)		20,331,429
TOTAL INVESTMENTS — 100.5% (Cost $1,645,586,408)		1,538,738,530
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(7,692,904)
NET ASSETS — 100.0%		$1,531,045,626

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at June 30, 2022.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the securities is $128,394, representing 0.00% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,512,621,784	$5,656,794	$128,394	$1,518,406,972
Rights	—	—	0(a)	0
Warrants	129	—	—	129
Short-Term Investments	20,331,429	—	—	20,331,429
TOTAL INVESTMENTS	$1,532,953,342	$5,656,794	$128,394	$1,538,738,530
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2022.
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	19.7%
Consumer Discretionary	11.9
Industrials	11.5
Information Technology	11.0
Health Care	10.0
Consumer Staples	9.0
Materials	7.9
Communication Services	6.7
Energy	6.1
Utilities	3.1
Real Estate	2.3
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	806,165	$806,165	$90,740,227	$91,233,810	$—	$—	312,582	$312,582	$4,413
State Street Navigator Securities Lending Portfolio II	29,761,465	29,761,465	259,980,638	269,723,256	—	—	20,018,847	20,018,847	220,763
Total		$30,567,630	$350,720,865	$360,957,066	$—	$—		$20,331,429	$225,176
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 2.3%
Alkane Resources, Ltd. (a)(b)	62,886	$26,811
Alumina, Ltd.	171,548	172,819
AMP, Ltd. (a)	45,381	29,802
Appen, Ltd. (b)	1,887	7,280
Aussie Broadband, Ltd. (a)	6,371	14,501
Australia & New Zealand Banking Group, Ltd.	11,329	171,622
Australian Ethical Investment, Ltd.	726	2,326
Australian Strategic Materials, Ltd. (a)(b)	3,313	7,860
Bellevue Gold, Ltd. (a)(b)	43,596	19,186
Betmakers Technology Group, Ltd. (a)(b)	61,485	14,375
BHP Group, Ltd.	20,594	584,161
Blackmores, Ltd. (b)	72	3,486
Boral, Ltd. (b)	24,294	43,268
Boss Energy, Ltd. (a)	3,792	4,615
BrainChip Holdings, Ltd. (a)(b)	70,296	38,671
Brambles, Ltd.	33,824	249,105
Calix, Ltd. (a)	2,316	9,747
Chalice Mining, Ltd. (a)(b)	1,955	5,082
Champion Iron, Ltd. (b)	3,933	14,577
Clinuvel Pharmaceuticals, Ltd.	1,220	12,458
Codan, Ltd. (b)	765	3,661
Coles Group, Ltd.	15,440	189,094
Commonwealth Bank of Australia	3,736	232,192
Core Lithium, Ltd. (a)(b)	15,803	10,378
Coronado Global Resources, Inc. CDI (c)	8,625	9,816
CSL, Ltd.	5,853	1,082,917
De Grey Mining, Ltd. (a)	19,980	11,060
Deterra Royalties, Ltd.	5,643	16,453
EML Payments, Ltd. (a)(b)	9,299	7,865
Endeavour Group, Ltd. (b)	5,832	30,359
Firefinch, Ltd. (a)(b)	22,604	3,109
Fortescue Metals Group, Ltd.	24,271	292,575
Genworth Mortgage Insurance Australia, Ltd.	5,901	9,333
Glencore PLC (a)	26,596	143,765
Gold Road Resources, Ltd. (b)	4,515	3,508
Home Consortium, Ltd. REIT	6,673	20,695
Iluka Resources, Ltd.	5,643	36,631
Imugene, Ltd. (a)(b)	22,597	2,797
Insurance Australia Group, Ltd.	75,464	226,253
ioneer, Ltd. (a)(b)	25,700	7,246
Jervois Global, Ltd. (a)	11,860	4,322
Kogan.com, Ltd. (a)(b)	3,598	6,878
Lake Resources NL (a)(b)	8,573	4,628
LendLease Corp., Ltd. Stapled Security	39,918	250,066
Leo Lithium, Ltd. (a)(b)	15,804	6,032
Liontown Resources, Ltd. (a)(b)	4,748	3,445
Security Description	Shares	Value
Lynas Rare Earths, Ltd. (a)	1,079	$6,477
Macquarie Group, Ltd.	7,001	791,990
Mayne Pharma Group, Ltd. (a)(b)	24,192	4,159
Megaport, Ltd. (a)(b)	6,489	24,319
Mesoblast, Ltd. (a)(b)	16,408	6,883
Mincor Resources NL (a)	5,428	6,233
Nanosonics, Ltd. (a)(b)	10,341	23,893
National Australia Bank, Ltd.	15,031	283,105
Nearmap, Ltd. (a)(b)	23,894	16,924
Neometals, Ltd. (a)(b)	19,374	12,057
Newcrest Mining, Ltd. (d)	7,948	114,173
Newcrest Mining, Ltd. (d)	952	13,314
Northern Star Resources, Ltd.	694	3,264
Novonix, Ltd. (a)	586	919
Nufarm, Ltd.	1,160	4,060
Omni Bridgeway, Ltd. (a)(b)	10,373	25,322
oOh!media, Ltd.	3,888	3,235
Origin Energy, Ltd.	25,168	99,168
Orora, Ltd.	1,999	5,017
OZ Minerals, Ltd.	24,874	303,778
Paladin Energy, Ltd. (a)(b)	10,530	4,200
Pepper Money, Ltd.	14,687	11,917
Perseus Mining, Ltd.	9,401	10,246
Pilbara Minerals, Ltd. (a)(b)	3,045	4,795
PointsBet Holdings, Ltd. (a)(b)	8,865	16,337
PolyNovo, Ltd. (a)(b)	49,577	46,194
Pro Medicus, Ltd. (b)	2,105	61,157
QBE Insurance Group, Ltd.	11,848	98,989
Ramelius Resources, Ltd. (b)	13,765	8,235
Red 5, Ltd. (a)	43,449	7,469
Regis Resources, Ltd. (b)	3,289	2,940
Rio Tinto PLC	10,717	639,895
Rio Tinto, Ltd.	847	59,817
Santos, Ltd.	21,190	108,119
Sayona Mining, Ltd. (a)(b)	140,556	14,498
Scentre Group REIT	35,319	62,904
Shopping Centres Australasia Property Group REIT (b)	464,934	879,208
Silver Lake Resources, Ltd. (a)(b)	19,401	16,143
Sonic Healthcare, Ltd.	18,767	425,998
South32, Ltd.	10,350	27,653
St Barbara, Ltd. (b)	5,680	2,929
Suncorp Group, Ltd.	24,809	187,318
Syrah Resources, Ltd. (a)(b)	10,201	8,663
Telix Pharmaceuticals, Ltd. (a)	6,467	20,145
Temple & Webster Group, Ltd. (a)(b)	1,307	2,984
Transurban Group Stapled Security	34,880	344,908
Tyro Payments, Ltd. (a)(b)	22,233	9,173
Vicinity Centres REIT	131,275	165,648
Vulcan Energy Resources, Ltd. (a)(b)	1,304	4,860
Wesfarmers, Ltd.	15,440	444,972

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
West African Resources, Ltd. (a)(b)	30,539	$25,410
Westgold Resources, Ltd. (b)	31,568	25,724
Westpac Banking Corp. (b)	17,405	233,387
Woodside Energy Group, Ltd. (b)	12,128	265,540
Woolworths Group, Ltd.	5,832	142,769
		10,186,264
AUSTRIA — 0.2%
DO & Co. AG (a)(b)	3,326	276,435
Kontron AG	942	13,846
OMV AG	5,195	243,097
Schoeller-Bleckmann Oilfield Equipment AG	2,655	149,053
		682,431
BAHAMAS — 0.0% (e)
OneSpaWorld Holdings, Ltd. (a)(b)	2,774	19,890
BELGIUM — 0.2%
Anheuser-Busch InBev SA/NV	3,931	211,073
Solvay SA	2,291	185,191
UCB SA	4,472	377,012
		773,276
BRAZIL — 0.7%
Ambev SA ADR	51,436	129,104
Anima Holding SA (a)	39,417	29,396
Azul SA Preference Shares (a)	2,000	4,735
Banco Bradesco SA ADR	72,946	237,804
Biohaven Pharmaceutical Holding Co., Ltd. (a)	204	29,725
Boa Vista Servicos SA	29,900	30,589
Cia Energetica de Minas Gerais ADR	8,785	17,746
Cia Siderurgica Nacional SA ADR (b)	25,276	74,059
CVC Brasil Operadora e Agencia de Viagens SA (a)	31,154	41,583
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,585	14,884
ERO Copper Corp. (a)(b)	416	3,505
Ez Tec Empreendimentos e Participacoes SA	9,430	26,057
Gerdau SA ADR	22,809	97,851
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	5,268	9,137
Infracommerce CXAAS SA (a)	9,400	8,053
Inter & Co., Inc. (a)	8	20
Itau Unibanco Holding SA Preference Shares ADR	49,211	210,623
Light SA	300	332
Locaweb Servicos de Internet SA (a)(c)	6,036	6,487
Marfrig Global Foods SA	1,813	4,198
Meliuz SA (a)(c)	94,790	19,576
MercadoLibre, Inc. (a)	203	129,285
Security Description	Shares	Value
Minerva SA	11,293	$28,656
Natura & Co. Holding SA ADR (b)	6,688	34,844
Omega Energia SA (a)	45,192	103,702
Oncoclinicas do Brasil Servicos Medicos SA (a)	2,600	2,267
Petro Rio SA (a)	43,263	181,922
Petroleo Brasileiro SA Preference Shares ADR	31,903	339,129
Petroleo Brasileiro SA ADR	13,020	152,074
Santos Brasil Participacoes SA	1,932	2,409
Vale SA ADR	39,463	577,344
Via SA (a)	13,451	4,938
Wheaton Precious Metals Corp.	4,618	166,040
Yara International ASA	2,886	120,233
		2,838,307
BURKINA FASO — 0.0% (e)
Endeavour Mining PLC (b)	64	1,321
IAMGOLD Corp. (a)(b)	3,281	5,265
		6,586
CANADA — 3.3%
Advantage Energy, Ltd. (a)(b)	18,550	115,043
Agnico Eagle Mines, Ltd.	1,682	76,827
Alamos Gold, Inc. Class A	594	4,158
Altius Minerals Corp.	4,989	70,158
Anaergia, Inc. (a)	1,430	7,483
Aurinia Pharmaceuticals, Inc. (a)	4,682	47,054
Aurora Cannabis, Inc. (a)(b)	391	515
Aya Gold & Silver, Inc. (a)	5,108	25,977
B2Gold Corp. (b)	5,631	19,033
Ballard Power Systems, Inc. (a)(b)	5,074	31,979
Bank of Montreal (b)	3,852	369,627
Bank of Nova Scotia	4,687	276,798
Barrick Gold Corp. (b)	6,713	118,445
Birchcliff Energy, Ltd.	2,568	17,419
BlackBerry, Ltd. (a)(b)	3,677	19,782
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (b)	113	5,022
Brookfield Asset Management, Inc. Class A	16,154	717,065
Calibre Mining Corp. (a)	20,688	15,557
Cameco Corp. (b)	9,664	202,727
Canada Goose Holdings, Inc. (a)(b)	461	8,298
Canadian Imperial Bank of Commerce (b)	3,412	165,343
Canadian National Railway Co.	7,291	818,376
Canadian Natural Resources, Ltd. (b)	7,291	390,960
Canadian Pacific Railway, Ltd.	7,673	534,811
Canadian Tire Corp., Ltd. Class A (b)	1,802	226,865
Canopy Growth Corp. (a)(b)	1,227	3,481
Cenovus Energy, Inc.	9,285	176,278

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Converge Technology Solutions Corp. (a)	920	$3,659
Corby Spirit and Wine, Ltd.	3,214	42,980
Crescent Point Energy Corp. (b)	4,773	33,856
Cronos Group, Inc. (a)(b)	1,437	4,010
Docebo, Inc. (a)	2,427	69,558
Dundee Precious Metals, Inc.	5,435	27,008
Enbridge, Inc.	10,038	423,013
Endeavour Silver Corp. (a)(b)	22,909	71,749
Enerplus Corp.	9,559	126,050
Enthusiast Gaming Holdings, Inc. (a)(b)	11,565	22,862
EQB, Inc.	940	38,731
Equinox Gold Corp. (a)(b)	11,042	49,135
Filo Mining Corp. (a)(b)	612	8,445
First Majestic Silver Corp. (b)	19,513	139,622
Fortuna Silver Mines, Inc. (a)(b)	3,446	9,777
George Weston, Ltd.	473	55,138
GoGold Resources, Inc. (a)	12,782	20,313
Hut 8 Mining Corp. (a)(b)	10,648	14,363
IGM Financial, Inc. (b)	2,852	76,277
Imperial Oil, Ltd. (b)	5,275	248,139
Jamieson Wellness, Inc. (b)(c)	1,425	39,559
Just Energy Group, Inc. (a)(d)	316	85
Just Energy Group, Inc. (a)(d)	4	1
K92 Mining, Inc. (a)	2,256	13,589
Kinaxis, Inc. (a)(b)	196	21,114
Kinross Gold Corp. (b)	15,685	55,690
Largo, Inc. (a)(b)	5,452	37,151
Lightspeed Commerce, Inc. (a)(b)	782	17,399
Lithium Americas Corp. (a)(b)	2,694	54,154
Loblaw Cos., Ltd.	5,930	533,675
MAG Silver Corp. (a)(b)	854	10,401
Magnet Forensics, Inc. (a)	1,260	16,869
Manulife Financial Corp. (b)	13,411	232,051
Maverix Metals, Inc.	940	4,066
McEwen Mining, Inc. (a)	42,289	18,573
MEG Energy Corp. (a)	1,910	26,386
Minto Apartment Real Estate Investment Trust (c)	5,263	59,731
MTY Food Group, Inc. (b)	2,944	116,966
NanoXplore, Inc. (a)(b)	6,538	16,675
National Bank of Canada	10,040	657,451
New Gold, Inc. (a)(b)	4,505	4,785
New Pacific Metals Corp. (a)	10,770	30,641
NexGen Energy, Ltd. (a)(b)	26,255	94,033
Novagold Resources, Inc. (a)(b)	1,622	7,733
Nutrien, Ltd. (b)	3,958	314,535
Nuvei Corp. (a)(b)(c)	470	16,950
Onex Corp. (b)	6,307	313,407
Organigram Holdings, Inc. (a)(b)	1,778	1,626
Orla Mining, Ltd. (a)(b)	1,044	2,849
Osisko Mining, Inc. (a)(b)	23,669	56,147
Pan American Silver Corp. (b)	784	15,371
Park Lawn Corp. (b)	3,252	85,816
Security Description	Shares	Value
PyroGenesis Canada, Inc. (a)(b)	10,146	$19,585
Real Matters, Inc. (a)(b)	6,424	25,299
Repare Therapeutics, Inc. (a)	3,654	51,119
Rogers Communications, Inc. Class B	10,055	480,788
Royal Bank of Canada (b)	8,805	850,773
Sabina Gold & Silver Corp. (a)	2,214	1,819
Sandstorm Gold, Ltd. (b)	784	4,643
Shaw Communications, Inc. Class B	6,909	203,154
Shopify, Inc. Class A (a)(b)	6,730	209,838
Silvercorp Metals, Inc. (b)	6,767	16,735
SilverCrest Metals, Inc. (a)(b)	32,097	195,824
SNC-Lavalin Group, Inc. (b)	4,207	72,207
Solaris Resources, Inc. (a)(b)	612	3,539
SSR Mining, Inc. (b)	6,569	109,488
Summit Industrial Income REIT	5,248	69,610
Sun Life Financial, Inc.	10,340	472,773
Suncor Energy, Inc.	14,747	516,279
SunOpta, Inc. (a)(b)	534	4,119
TC Energy Corp. (b)	6,618	342,097
Teck Resources, Ltd. Class B (a)	5,248	160,131
TECSYS, Inc. (b)	1,006	26,118
TELUS Corp.	31,755	705,776
Tilray Brands, Inc. (a)(b)	2,498	7,765
Tilray Brands, Inc. Class 2 (a)(b)	4,575	14,274
Torex Gold Resources, Inc. (a)(b)	596	4,593
Toronto-Dominion Bank	12,622	825,941
TransAlta Corp. (b)	16,456	187,402
Voyager Digital, Ltd. (a)(b)	6,538	2,940
Well Health Technologies Corp. (a)(b)	1,410	3,356
Wesdome Gold Mines, Ltd. (a)(b)	6,871	59,391
Yamana Gold, Inc. (b)	12,446	57,794
		14,530,415
CHILE — 0.0% (e)
Aguas Andinas SA Class A	23,728	3,739
Cia Cervecerias Unidas SA	747	4,625
Embotelladora Andina SA Class B, Preference Shares	23,604	41,259
Enel Americas SA ADR (b)	3,824	17,399
Enel Chile SA ADR	3,173	3,522
Inversiones Aguas Metropolitanas SA	9,981	3,404
Liberty Latin America, Ltd. Class C (a)	983	7,657
Parque Arauco SA	11,402	8,708
Plaza SA	4,651	3,530
Sociedad Quimica y Minera de Chile SA ADR	775	64,736
Vina Concha y Toro SA	12,704	17,018
		175,597
CHINA — 3.8%
360 DigiTech, Inc. ADR	240	4,152

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
AAC Technologies Holdings, Inc. (b)	2,500	$5,754
Agora, Inc. ADR (a)	2,185	14,355
Agricultural Bank of China, Ltd. Class H	267,000	100,717
AK Medical Holdings, Ltd. (b)(c)	28,000	20,981
Akeso, Inc. (a)(b)(c)	14,000	41,124
Alibaba Group Holding, Ltd. ADR (a)	1,488	169,156
Alibaba Group Holding, Ltd. (a)	105,200	1,500,185
Alibaba Health Information Technology, Ltd. (a)	86,000	59,182
A-Living Smart City Services Co., Ltd. (b)(c)	2,500	4,021
Alphamab Oncology (a)(b)(c)	13,000	13,403
Anhui Conch Cement Co., Ltd. Class H	6,000	25,997
Anhui Gujing Distillery Co., Ltd. Class A	600	22,344
Anhui Gujing Distillery Co., Ltd. Class B	3,600	56,154
Anhui Honglu Steel Construction Group Co., Ltd. Class A	3,120	15,544
Anhui Kouzi Distillery Co., Ltd. Class A	1,400	12,239
Anjoy Foods Group Co., Ltd. Class A	700	17,528
ANTA Sports Products, Ltd.	5,000	61,425
Archosaur Games, Inc. (a)(b)(c)	15,000	10,762
Ascentage Pharma Group International (a)(b)(c)	15,000	40,716
Autohome, Inc. ADR	461	18,131
Baidu, Inc. ADR (a)	42	6,247
Baidu, Inc. Class A (a)	15,760	298,251
Bank of China, Ltd. Class H	636,000	253,688
Bank of Communications Co., Ltd. Class H	180,000	124,329
Baozun, Inc. ADR (a)(b)	5,544	60,651
BeiGene, Ltd. ADR (a)	80	12,948
Beijing Enlight Media Co., Ltd. Class A	8,800	12,430
Beijing Shunxin Agriculture Co., Ltd. Class A	9,800	39,205
Beijing Sinnet Technology Co., Ltd. Class A	9,300	14,455
Beijing Tiantan Biological Products Corp., Ltd. Class A	11,080	40,127
Bilibili, Inc. Class Z (a)	1,395	35,733
BOE Varitronix, Ltd. (b)	50,000	100,421
Budweiser Brewing Co. APAC, Ltd. (c)	1,700	5,091
Burning Rock Biotech Ltd. ADR (a)	5,218	15,184
BYD Co., Ltd. Class A	1,400	69,641
BYD Co., Ltd. Class H	3,000	120,047
Canaan, Inc. (a)	2,520	8,114
CanSino Biologics, Inc. Class H (b)(c)	200	2,048
Security Description	Shares	Value
CGN New Energy Holdings Co., Ltd. (b)	14,000	$6,601
Chengtun Mining Group Co., Ltd. Class A	3,100	3,588
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	25,800	61,381
China CITIC Bank Corp., Ltd. Class H	56,000	25,049
China Conch Environment Protection Holdings, Ltd. (a)	5,000	3,479
China Conch Venture Holdings, Ltd.	5,000	10,896
China Construction Bank Corp. Class H	648,000	435,196
China Foods, Ltd.	60,000	21,257
China Gas Holdings, Ltd.	14,600	22,550
China Life Insurance Co., Ltd. Class H	90,000	156,672
China Maple Leaf Educational Systems, Ltd. (a)	592,000	26,782
China Meidong Auto Holdings, Ltd. (b)	2,000	6,295
China Mengniu Dairy Co., Ltd.	9,000	44,903
China Merchants Bank Co., Ltd. Class H	89,174	596,618
China Minmetals Rare Earth Co., Ltd. Class A	1,800	8,390
China Minsheng Banking Corp., Ltd. Class H (b)	35,000	12,489
China New Higher Education Group, Ltd. (b)(c)	2,000	686
China Overseas Land & Investment, Ltd.	45,000	142,221
China Overseas Property Holdings, Ltd.	5,000	5,384
China Pacific Insurance Group Co., Ltd. Class H	15,000	36,664
China Petroleum & Chemical Corp. Class H	329,200	148,093
China Resources Beer Holdings Co., Ltd.	8,000	59,641
China Resources Gas Group, Ltd.	2,000	9,316
China Resources Land, Ltd.	15,000	69,964
China Ruyi Holdings, Ltd. (a)	164,000	60,192
China Shenhua Energy Co., Ltd. Class H	41,500	118,995
China Tower Corp., Ltd. Class H (c)	126,000	16,218
China Vanke Co., Ltd. Class H	5,000	12,565
Chindata Group Holdings, Ltd. ADR (a)(b)	2,932	22,752
Chlitina Holding, Ltd.	2,000	13,049
Chongqing Brewery Co., Ltd. Class A	2,100	45,921
Chongqing Fuling Zhacai Group Co., Ltd. Class A	1,300	6,694

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
CIFI Ever Sunshine Services Group, Ltd. (b)	20,000	$25,488
CITIC, Ltd.	84,000	85,103
CMOC Group, Ltd. Class A	5,500	4,701
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	4,205	4,472
COFCO Joycome Foods., Ltd.	62,000	30,024
COSCO SHIPPING Ports, Ltd.	38,715	27,333
Country Garden Holdings Co., Ltd. (b)	74,278	46,004
Country Garden Services Holdings Co., Ltd.	10,000	44,540
CSPC Pharmaceutical Group, Ltd.	26,880	26,685
CStone Pharmaceuticals (a)(b)(c)	7,500	5,018
Dada Nexus, Ltd. ADR (a)	1,400	11,354
Daqo New Energy Corp. ADR (a)	2,511	179,235
DaShenLin Pharmaceutical Group Co., Ltd. Class A	3,240	15,127
Dongyue Group, Ltd.	23,000	28,783
DouYu International Holdings, Ltd. ADR (a)(b)	17,097	20,516
EHang Holdings, Ltd. ADR (a)(b)	964	8,917
ENN Energy Holdings, Ltd.	1,800	29,568
Everest Medicines, Ltd. (a)(b)(c)	4,500	12,903
Excellence Commercial Property & Facilities Management Group, Ltd. (b)	18,000	9,038
Fire Rock Holdings, Ltd. (a)(b)	142,000	10,134
Flat Glass Group Co., Ltd. Class H (b)	17,000	59,794
Futu Holdings, Ltd. ADR (a)(b)	616	32,161
Ganfeng Lithium Co., Ltd. Class A	700	15,526
Gaotu Techedu, Inc. (a)(b)	25,936	50,835
G-bits Network Technology Xiamen Co., Ltd. Class A	300	17,362
GCL New Energy Holdings, Ltd. (a)(b)	1,444,000	37,172
GCL System Integration Technology Co., Ltd. Class A (a)	25,200	13,983
GDS Holdings, Ltd. Class A (a)	3,561	14,998
Geely Automobile Holdings, Ltd.	17,000	38,649
Genscript Biotech Corp. (a)	10,000	36,256
Great Wall Motor Co., Ltd. Class H	6,500	13,370
Guangdong Investment, Ltd.	4,000	4,231
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	8,200	100,968
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	900	10,111
Guangzhou Tinci Materials Technology Co., Ltd. Class A	2,380	22,031
Haichang Ocean Park Holdings, Ltd. (a)(b)(c)	86,000	87,239
Security Description	Shares	Value
Haidilao International Holding, Ltd. (a)(b)(c)	2,000	$4,664
Hainan Meilan International Airport Co., Ltd. Class H (a)	6,000	17,663
Hangzhou First Applied Material Co., Ltd. Class A	280	2,736
Hangzhou Oxygen Plant Group Co., Ltd. Class A	1,700	7,927
Hangzhou Tigermed Consulting Co., Ltd. Class A	300	5,121
Health & Happiness H&H International Holdings, Ltd.	45,500	59,956
Hello Group, Inc. ADR	1,046	5,282
Hengan International Group Co., Ltd.	8,500	39,917
Hope Education Group Co., Ltd. (b)(c)	38,000	3,148
Huafon Chemical Co., Ltd. Class A	9,200	11,582
Huaneng Power International, Inc. Class H (b)	162,000	80,722
HUYA, Inc. ADR (a)	5,318	20,634
Hygeia Healthcare Holdings Co., Ltd. (b)(c)	1,200	7,975
iDreamSky Technology Holdings, Ltd. (a)(b)(c)	24,800	18,331
I-Mab ADR (a)(b)	1,998	22,577
indie Semiconductor, Inc. Class A (a)	3,880	22,116
Industrial & Commercial Bank of China, Ltd. Class H	448,000	266,050
Ingenic Semiconductor Co., Ltd. Class A	1,700	26,942
Innovent Biologics, Inc. (a)(c)	8,000	35,581
Inspur International, Ltd. (a)	90,000	32,458
Intco Medical Technology Co., Ltd. Class A	2,880	10,894
iQIYI, Inc. ADR (a)(b)	8,503	35,713
JA Solar Technology Co., Ltd. Class A	2,520	29,657
Jafron Biomedical Co., Ltd. Class A	3,000	22,772
JD Health International, Inc. (a)(c)	1,150	9,020
JD.com, Inc. Class A	14,173	456,602
Jh Educational Technology, Inc. (a)(b)	12,000	6,086
Jiangsu King's Luck Brewery JSC, Ltd. Class A	7,700	58,575
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	600	16,391
Jiangsu Yangnong Chemical Co., Ltd. Class A	700	13,916
Jiangsu Yoke Technology Co., Ltd. Class A	500	4,140
Jinchuan Group International Resources Co., Ltd. (b)	28,000	3,675

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
JinkoSolar Holding Co., Ltd. ADR (a)(b)	1,720	$118,990
Jinxin Fertility Group, Ltd. (c)	4,500	4,146
JiuGui Liquor Co., Ltd. Class A	1,400	38,802
Joinn Laboratories China Co., Ltd. Class A	400	6,790
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A (a)	900	4,646
JOYY, Inc. ADR (b)	365	10,899
Juewei Food Co., Ltd. Class A	900	7,762
JW Cayman Therapeutics Co., Ltd. (a)(b)(c)	22,500	23,226
Kangji Medical Holdings, Ltd. (b)	5,000	4,964
KE Holdings, Inc. ADR (a)	2,978	53,455
Kingdee International Software Group Co., Ltd. (a)	2,000	4,690
Kingsoft Cloud Holdings, Ltd. ADR (a)	3,612	16,073
Konka Group Co., Ltd. Class B	271,700	73,751
Koolearn Technology Holding, Ltd. (a)(c)	37,500	90,035
Kuaishou Technology (a)(c)	9,500	105,812
Kweichow Moutai Co., Ltd. Class A	300	91,510
KWG Living Group Holdings, Ltd.	52,000	16,236
Lenovo Group, Ltd.	34,000	31,760
Li Auto, Inc. ADR (a)	2,565	98,265
Li Ning Co., Ltd.	8,000	74,118
Lifetech Scientific Corp. (a)(b)	12,000	4,420
Lingyi iTech Guangdong Co. Class A (a)	11,100	8,312
Longfor Group Holdings, Ltd. (c)	8,500	40,133
Luoyang Glass Co., Ltd. Class H (a)(b)	6,000	11,255
Luzhou Laojiao Co., Ltd. Class A	600	22,064
Mango Excellent Media Co., Ltd. Class A	2,700	13,435
Maxscend Microelectronics Co., Ltd. Class A	160	3,222
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	4,300	3,573
Meitu, Inc. (a)(b)(c)	66,000	8,747
Meituan Class B (a)(c)	28,500	705,331
Microport Scientific Corp. (a)(b)	3,008	8,721
Ming Yuan Cloud Group Holdings, Ltd. (b)	10,000	16,006
MMG, Ltd. (a)	36,000	13,396
Mulsanne Group Holding, Ltd. (a)(b)(c)	8,000	4,007
Nam Tai Property, Inc. (a)	1,064	4,479
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	12,250	51,527
NetEase, Inc.	14,780	271,417
New Horizon Health, Ltd. (a)(b)(c)	11,500	34,587
Security Description	Shares	Value
New Oriental Education & Technology Group, Inc. (a)	13,010	$26,229
Newborn Town, Inc. (a)(b)	126,000	46,245
NIO, Inc. ADR (a)	9,878	214,550
Niu Technologies ADR (a)	2,276	19,574
Nongfu Spring Co., Ltd. Class H (b)(c)	5,400	31,002
Ocumension Therapeutics (a)(b)(c)	21,000	37,574
OneConnect Financial Technology Co., Ltd. (a)	22,765	38,928
Ovctek China, Inc. Class A	2,900	24,738
Peijia Medical, Ltd. (a)(c)	51,000	50,435
PetroChina Co., Ltd. Class H	156,000	74,352
Pharmaron Beijing Co., Ltd. Class A	450	6,391
PICC Property & Casualty Co., Ltd. Class H	179,788	186,961
Pinduoduo, Inc. ADR (a)	2,162	133,612
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	1,100	3,259
Ping An Insurance Group Co. of China, Ltd. Class H	45,000	305,947
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	64,000	50,812
Powerlong Commercial Management Holdings, Ltd. (b)	15,500	10,509
Prosus NV (a)	7,734	505,183
Q Technology Group Co., Ltd. (a)(b)	18,000	12,387
Raytron Technology Co., Ltd. Class A	2,200	13,034
ReneSola, Ltd. ADR (a)	846	4,019
RLX Technology, Inc. ADR (a)	22,550	48,032
Sangfor Technologies, Inc. Class A	200	3,096
SG Micro Corp. Class A	150	4,073
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	10,388	46,546
Shanghai Baosight Software Co., Ltd. Class A	2,730	22,234
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	19,000	14,269
Shanghai Henlius Biotech, Inc. Class H (a)(c)	15,500	34,884
Shanghai M&G Stationery, Inc. Class A	500	4,182
Shangri-La Asia, Ltd. (a)	34,000	27,557
Shanxi Meijin Energy Co., Ltd. Class A	21,600	39,307
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	1,260	61,044
Shenghe Resources Holding Co., Ltd. Class A	4,000	13,484
Shengyi Technology Co., Ltd. Class A	8,600	21,794

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Shenzhen Kangtai Biological Products Co., Ltd. Class A	1,600	$10,783
Shenzhen New Industries Biomedical Engineering Co., Ltd. Class A	2,900	19,513
Shenzhen SC New Energy Technology Corp. Class A	2,400	31,986
Shenzhou International Group Holdings, Ltd.	7,200	87,214
Shimao Services Holdings, Ltd. (b)(c)	14,000	6,744
Sichuan Chuantou Energy Co., Ltd. Class A	2,600	4,623
Sichuan Swellfun Co., Ltd. Class A	1,400	19,325
Skshu Paint Co., Ltd. Class A (a)	1,220	23,553
Smoore International Holdings, Ltd. (b)(c)	12,000	37,008
Sohu.com, Ltd. ADR (a)(b)	2,216	36,719
StarPower Semiconductor, Ltd. Class A	100	5,756
Sun King Technology Group, Ltd. (a)(b)	26,000	9,642
Sunac China Holdings, Ltd. (f)	8,000	2,335
Sunac Services Holdings, Ltd. (b)(c)	29,257	17,785
Sunkwan Properties Group, Ltd. (a)(b)	96,000	15,415
Sunny Optical Technology Group Co., Ltd.	7,400	120,615
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	500	6,518
TAL Education Group ADR (a)	8,703	42,384
Tencent Holdings, Ltd.	47,700	2,154,325
Tencent Music Entertainment Group ADR (a)	1,410	7,078
Tianshan Aluminum Group Co., Ltd. Class A	3,500	3,409
Toly Bread Co., Ltd. Class A	1,680	4,147
Tongdao Liepin Group (a)	29,800	37,521
Topchoice Medical Corp. Class A (a)	200	5,204
Trip.com Group, Ltd. ADR (a)	2,604	71,480
Tsingtao Brewery Co., Ltd. Class A	2,800	43,402
Up Fintech Holding, Ltd. ADR (a)(b)	5,127	24,148
Venus MedTech Hangzhou, Inc. Class H (a)(b)(c)	18,000	40,143
Vesync Co., Ltd.	7,000	4,282
Vipshop Holdings, Ltd. ADR (a)	5,543	54,820
Viva Biotech Holdings (a)(b)(c)	28,500	9,879
Vnet Group, Inc. ADR (a)	2,920	17,637
Walvax Biotechnology Co., Ltd. Class A	7,600	54,856
Weihai Guangwei Composites Co., Ltd. Class A	400	3,512
Weimob, Inc. (a)(b)(c)	82,000	56,012
Security Description	Shares	Value
Will Semiconductor Co., Ltd. Shanghai Class A	600	$15,486
Winning Health Technology Group Co., Ltd. Class A	29,790	39,014
Wuhan Guide Infrared Co., Ltd. Class A	22,008	42,249
Wuliangye Yibin Co., Ltd. Class A	1,200	36,144
WUS Printed Circuit Kunshan Co., Ltd. Class A	9,440	20,783
WuXi AppTec Co., Ltd. Class A	1,100	17,062
Wuxi Biologics Cayman, Inc. (a)(c)	21,000	192,151
XD, Inc. (a)(b)	7,200	18,764
Xiabuxiabu Catering Management China Holdings Co., Ltd. (c)	9,500	5,194
Xiamen Intretech, Inc. Class A	1,000	3,210
Xiaomi Corp. Class B (a)(b)(c)	48,000	83,436
Xinyi Solar Holdings, Ltd.	2,000	3,089
XPeng, Inc. ADR (a)	3,782	120,041
Yadea Group Holdings, Ltd. (c)	6,000	11,745
Yankuang Energy Group Co., Ltd. Class H	34,000	106,589
Yeahka, Ltd. (a)(b)	6,400	18,106
Yifeng Pharmacy Chain Co., Ltd. Class A	600	4,728
Yihai International Holding, Ltd. (b)	4,000	14,426
Yincheng International Holding Co., Ltd. (b)	16,000	6,933
Yintai Gold Co., Ltd. Class A	4,300	6,247
Youdao, Inc. ADR (a)	4,112	20,231
Youngy Co., Ltd. Class A (a)	900	20,633
Yum China Holdings, Inc.	4,987	241,870
Zai Lab, Ltd. ADR (a)	392	13,595
Zepp Health Corp. ADR	3,220	5,957
Zhejiang Dingli Machinery Co., Ltd. Class A	500	3,781
Zhejiang Supor Co., Ltd. Class A	600	5,042
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	1,500	11,641
Zhejiang Yongtai Technology Co., Ltd. Class A	1,400	6,877
Zijin Mining Group Co., Ltd. Class A	6,800	9,463
ZTO Express Cayman, Inc. ADR	1,932	53,033
		16,665,531
COLOMBIA — 0.0% (e)
Bancolombia SA ADR	846	26,082
Canacol Energy, Ltd. (b)	12,445	24,312
Millicom International Cellular SA SDR (a)(b)	1,045	14,889
		65,283

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COSTA RICA — 0.0% (e)
Establishment Labs Holdings, Inc. (a)(b)	196	$10,658
DENMARK — 0.6%
Ambu A/S Class B	470	4,554
AP Moller - Maersk A/S Class B	154	358,406
Chemometec A/S	501	53,316
Danske Bank A/S (a)	8,229	116,031
Drilling Co. of 1972 A/S (a)	372	15,302
DSV A/S	1,423	198,286
Novo Nordisk A/S Class B	15,923	1,762,121
Vestas Wind Systems A/S	2,019	42,546
Zealand Pharma A/S (a)	8,141	106,207
		2,656,769
EGYPT — 0.0% (e)
Cleopatra Hospital (a)	73,198	18,299
FINLAND — 0.3%
Anora Group Oyj	430	3,479
BasWare Oyj (a)	353	14,651
Fortum Oyj	6,403	95,825
Metso Outotec Oyj	16,426	122,784
Musti Group Oyj	1,715	30,552
Nokia Oyj	39,720	184,351
Nordea Bank Abp (d)	26,629	233,875
Nordea Bank Abp (d)	466	4,090
Sampo Oyj Class A	4,494	195,071
Talenom Oyj (b)	695	7,048
UPM-Kymmene Oyj	14,620	443,403
Valmet Oyj	2,002	48,997
Wartsila OYJ Abp	13,019	101,128
		1,485,254
FRANCE — 2.4%
AB Science SA (a)	2,886	24,711
Accor SA (a)	8,032	216,896
Air Liquide SA	1,148	153,767
Airbus SE	3,270	316,052
Alstom SA	7,756	175,063
AXA SA	15,437	349,562
BNP Paribas SA	8,211	389,422
Bouygues SA	4,680	143,650
Capgemini SE	5,092	870,115
Carrefour SA	10,586	186,869
CGG SA (a)	11,585	10,048
Credit Agricole SA	17,856	162,986
Danone SA	4,782	266,265
Engie SA	7,869	90,213
EssilorLuxottica SA	3,716	555,151
Euroapi SA (a)	311	4,895
Faurecia SE (a)	137	2,701
Fnac Darty SA	3,926	165,983
Hermes International	18	20,079
Kering SA	948	485,731
L'Oreal SA	1,818	625,877
Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	1,521	$924,978
Orange SA	22,493	263,842
Pernod Ricard SA	2,187	400,806
Publicis Groupe SA	4,578	223,318
Renault SA (a)	5,442	135,349
Sanofi	7,182	723,361
Societe Generale SA	7,209	157,441
Sodexo SA	4,584	321,374
Solutions 30 SE (a)	2,179	8,174
Technip Energies NV	1,000	12,436
TotalEnergies SE	13,644	718,484
Unibail-Rodamco-Westfield CDI (a)(d)	10,421	26,944
Unibail-Rodamco-Westfield REIT (a)(d)	1,499	76,240
Valneva SE (a)	1,210	13,731
Veolia Environnement SA	16,418	399,754
Vinci SA	6,707	595,725
Vivendi SE	16,950	171,817
Voltalia SA (a)	1,146	22,883
		10,412,693
GERMANY — 1.9%
adidas AG	2,879	507,942
AIXTRON SE	2,375	60,038
Allianz SE	3,644	693,808
BASF SE	5,939	257,826
Bayer AG	7,661	454,281
Commerzbank AG (a)	5,372	37,550
CompuGroup Medical SE & Co. KgaA	8,706	369,893
CropEnergies AG	3,359	44,598
Daimler Truck Holding AG (a)	4,113	107,111
Datagroup SE	375	26,894
Deutsche Bank AG	10,916	94,926
Deutsche Boerse AG	2,852	475,867
Deutsche Lufthansa AG (a)	35,011	203,655
Deutsche Post AG	14,168	529,379
Deutsche Telekom AG	23,383	463,149
E.ON SE	14,653	122,674
Eckert & Ziegler Strahlen- und Medizintechnik AG	232	8,834
Elmos Semiconductor SE	1,323	50,346
Encavis AG	1,342	24,517
Flatex DEGIRO AG (a)	2,747	26,076
Fresenius Medical Care AG & Co. KGaA	1,439	71,655
HelloFresh SE (a)	1,990	64,182
Mercedes-Benz Group AG	8,143	470,093
Merck KGaA	2,438	410,358
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,187	512,611
Northern Data AG (a)	138	3,131
Puma SE	766	50,323
RWE AG	4,891	179,374

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Salzgitter AG	4,878	$118,415
SAP SE	7,199	654,252
Siemens AG	5,829	591,659
Siemens Energy AG (a)	2,906	42,488
Thyssenkrupp AG (a)	9,174	51,887
Uniper SE	1,134	16,799
VERBIO Vereinigte BioEnergie AG	2,034	102,069
Volkswagen AG	1,085	197,257
Volkswagen AG Preference Shares	1,192	158,788
		8,254,705
GHANA — 0.0% (e)
Kosmos Energy, Ltd. (a)	18,476	114,366
Tullow Oil PLC (a)(b)	3,839	2,185
		116,551
GREECE — 0.0% (e)
Piraeus Financial Holdings SA (a)	2,841	2,784
HONG KONG — 0.8%
AIA Group, Ltd.	75,800	821,566
Apollo Future Mobility Group, Ltd. (a)(b)	288,000	12,479
Bank of East Asia, Ltd.	55,444	78,005
Beijing Energy International Holding Co., Ltd. (a)(b)	292,000	9,080
China Youzan, Ltd. (a)(b)	1,724,000	52,509
Citychamp Watch & Jewellery Group, Ltd. (a)	34,000	5,763
CK Asset Holdings, Ltd.	46,770	330,795
C-Mer Eye Care Holdings, Ltd. (a)(b)	26,000	16,269
Cosmopolitan International Holdings, Ltd. (a)(b)	86,000	18,193
Crystal International Group, Ltd. (c)	15,000	5,180
Hang Lung Properties, Ltd.	92,000	174,458
Henderson Land Development Co., Ltd.	18,910	70,850
Hong Kong Exchanges & Clearing, Ltd.	9,468	465,741
Hong Kong Technology Venture Co., Ltd. (b)	27,000	21,230
Huanxi Media Group, Ltd. (a)(b)	130,000	21,371
Joy Spreader Group, Inc. (a)(b)	49,000	15,361
Link REIT	47,042	383,676
Melco International Development, Ltd. (a)	4,000	2,957
Melco Resorts & Entertainment, Ltd. ADR (a)	376	2,162
New World Development Co., Ltd.	32,383	116,170
Prudential PLC	24,241	299,105
Sa Sa International Holdings, Ltd. (a)	26,000	4,771
Sino Biopharmaceutical, Ltd.	79,500	50,353
Security Description	Shares	Value
Stella International Holdings, Ltd.	14,000	$13,381
Sun Hung Kai Properties, Ltd.	47,253	558,224
Swire Pacific, Ltd. Class A	8,500	50,641
Techtronic Industries Co., Ltd.	500	5,215
Vitasoy International Holdings, Ltd.	8,000	13,988
Viva China Holdings, Ltd.	56,000	8,921
Yue Yuen Industrial Holdings, Ltd.	3,000	3,907
		3,632,321
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	8,838	67,949
Richter Gedeon Nyrt	9,009	162,121
		230,070
INDIA — 1.7%
Aarti Drugs, Ltd.	6,748	34,508
Aavas Financiers, Ltd. (a)	439	11,204
Adani Green Energy, Ltd. (a)	2,027	49,527
Adani Power, Ltd. (a)	3,546	11,802
Adani Total Gas, Ltd.	271	8,211
Adani Transmission, Ltd. (a)	430	13,469
Advanced Enzyme Technologies, Ltd.	16,156	54,459
Affle India, Ltd. (a)	573	7,693
Akzo Nobel India, Ltd.	1,428	34,088
Alkyl Amines Chemicals	6,284	200,334
Alok Industries, Ltd. (a)	47,758	13,304
Amber Enterprises India, Ltd. (a)	2,929	83,326
APL Apollo Tubes, Ltd. (a)	1,496	16,101
Aptus Value Housing Finance India, Ltd. (a)	4,839	17,267
AstraZeneca Pharma India, Ltd.	402	13,771
Bayer CropScience, Ltd.	84	5,326
Birlasoft, Ltd.	22,765	101,830
Blue Star, Ltd.	348	3,982
Brightcom Group, Ltd.	55,950	22,211
Can Fin Homes, Ltd.	620	3,347
Cartrade Tech, Ltd. (a)	612	4,589
CE Info Systems, Ltd.	398	7,116
Central Depository Services India, Ltd.	5,442	76,793
Cera Sanitaryware, Ltd.	87	4,553
Chemplast Sanmar, Ltd. (a)	726	4,322
City Union Bank, Ltd.	13,598	22,909
Dhani Services, Ltd. (a)	2,864	1,300
Dilip Buildcon, Ltd. (c)	1,225	2,953
Dixon Technologies India, Ltd.	5,163	233,723
Dr Reddy's Laboratories, Ltd. ADR	10,053	556,836
EPL ,Ltd.	23,430	44,251
Equitas Small Finance Bank, Ltd. (a)(c)	52,027	25,990
Galaxy Surfactants, Ltd.	128	4,733
Garware Technical Fibres, Ltd.	1,232	48,023
Godawari Power and Ispat, Ltd.	2,174	6,874

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Godfrey Phillips India, Ltd.	2,783	$37,325
Granules India, Ltd.	12,308	42,431
Graphite India, Ltd.	754	3,753
Gujarat Pipavav Port, Ltd.	4,118	4,020
HEG, Ltd.	346	4,372
HeidelbergCement India, Ltd.	14,447	31,172
Home First Finance Co. India, Ltd. (a)(c)	3,950	37,198
Housing Development Finance Corp., Ltd.	3,748	103,028
ICICI Bank, Ltd. ADR	35,302	626,258
IIFL Finance, Ltd.	1,184	4,854
IndiaMart InterMesh, Ltd. (c)	781	37,671
Indigo Paints, Ltd. (a)	3,184	56,270
Indo Count Industries, Ltd.	6,077	10,084
Infibeam Avenues, Ltd.	18,208	3,251
Infosys, Ltd. ADR	45,259	837,744
Inox Leisure, Ltd. (a)	1,724	11,100
Jaiprakash Power Ventures, Ltd. (a)	269,477	22,009
JB Chemicals & Pharmaceuticals, Ltd.	3,291	65,537
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	3,486	65,385
Just Dial, Ltd. (a)	1,150	8,231
Jyothy Labs, Ltd.	15,104	28,622
Karur Vysya Bank, Ltd.	16,639	9,471
Kaveri Seed Co., Ltd.	727	4,682
Larsen & Toubro, Ltd. GDR	15,058	296,643
Laurus Labs, Ltd. (c)	15,554	91,525
Lloyds Metals & Energy, Ltd.	12,517	22,174
Mahindra & Mahindra, Ltd. GDR	11,672	158,739
Mahindra Lifespace Developers, Ltd. (a)	1,005	5,190
Navin Fluorine International, Ltd.	1,534	70,930
Nazara Technologies, Ltd. (a)	1,256	10,678
Nazara Technologies, Ltd.	1,256	10,678
NESCO, Ltd.	6,189	43,170
Network18 Media & Investments, Ltd. (a)	8,657	7,564
NOCIL, Ltd.	7,576	24,290
Olectra Greentech, Ltd. (a)	1,316	9,789
Orient Electric, Ltd.	3,778	13,015
Paisalo Digital, Ltd.	5,360	4,900
PNB Housing Finance, Ltd. (a)(c)	862	3,605
PNC Infratech, Ltd.	1,360	4,170
Poly Medicure, Ltd.	910	8,652
Prism Johnson, Ltd. (a)	11,832	16,174
Procter & Gamble Health, Ltd.	65	3,449
Quess Corp., Ltd. (c)	3,557	27,639
Radico Khaitan, Ltd.	1,060	11,711
Rallis India, Ltd.	15,121	36,121
Ramco Cements, Ltd. (a)	437	3,524
Ratnamani Metals & Tubes, Ltd.	2,820	59,076
RattanIndia Infrastructure, Ltd. (a)	76,710	41,185
Security Description	Shares	Value
RBL Bank, Ltd. (a)(c)	5,739	$6,064
Reliance Industries, Ltd. GDR (a)(c)	11,967	778,453
Reliance Industries, Ltd.	8,822	289,959
Reliance Power, Ltd. (a)	128,488	18,710
Rossari Biotech, Ltd.	3,703	40,937
Sharda Cropchem, Ltd.	1,028	8,228
Shree Renuka Sugars, Ltd. (a)	34,159	20,070
SpiceJet, Ltd. (a)	11,461	5,537
State Bank of India GDR	6,706	390,289
Sumitomo Chemical India, Ltd.	982	5,274
Sun Pharma Advanced Research Co., Ltd. (a)	3,336	8,833
Supreme Industries, Ltd.	191	4,273
Suzlon Energy, Ltd. (a)	42,866	3,718
Symphony, Ltd.	2,442	27,109
Tanla Platforms, Ltd.	9,808	124,773
Tata Motors, Ltd. ADR (a)(b)	9,584	247,938
Tata Teleservices Maharashtra, Ltd. (a)	11,449	17,556
TeamLease Services, Ltd. (a)	1,043	42,740
Thyrocare Technologies, Ltd. (c)	1,482	11,655
TV18 Broadcast, Ltd. (a)	25,481	12,567
Vaibhav Global, Ltd.	9,659	36,680
Vakrangee, Ltd.	10,519	3,563
V-Guard Industries, Ltd.	10,163	28,981
VIP Industries, Ltd.	574	4,554
Vodafone Idea, Ltd. (a)	307,416	32,699
Whirlpool of India, Ltd.	218	4,309
Wipro, Ltd. ADR	56,974	302,532
Yes Bank, Ltd. (a)	27,213	4,359
		7,272,144
INDONESIA — 0.3%
Adaro Minerals Indonesia Tbk PT (a)	31,772	3,370
Astra International Tbk PT	244,900	108,908
Bank Central Asia Tbk PT	1,052,300	512,111
Bank Mandiri Persero Tbk PT	321,900	171,241
Bank Rakyat Indonesia Persero Tbk PT	827,899	230,628
Berkah Beton Sadaya Tbk PT	16,550	4,110
Digital Mediatama Maxima Tbk PT (a)	37,500	3,776
Gudang Garam Tbk PT	18,100	37,877
Nickel Industries, Ltd. (b)	4,820	3,231
Telkom Indonesia Persero Tbk PT	956,100	256,714
		1,331,966
IRELAND — 0.1%
Cairn Homes PLC (a)	114,548	119,155
CRH PLC	8,050	277,724
Flutter Entertainment PLC (a)(b)	92	9,280
Glenveagh Properties PLC (a)(c)	16,017	15,656
Keywords Studios PLC	573	15,268

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Prothena Corp. PLC (a)	2,659	$72,192
		509,275
ISRAEL — 0.3%
Bank Hapoalim BM	33,133	275,876
Bank Leumi Le-Israel BM	91,996	815,635
Electreon Wireless, Ltd. (a)	187	3,337
Isracard, Ltd.	1,649	5,864
Nano Dimension, Ltd. ADR (a)	5,057	15,879
Nano-X Imaging, Ltd. (a)(b)	1,596	18,035
Taboola.com, Ltd. (a)	2,820	7,134
Teva Pharmaceutical Industries, Ltd. ADR (a)	5,069	38,119
		1,179,879
ITALY — 0.4%
Assicurazioni Generali SpA	13,887	221,039
Atlantia SpA	3,735	87,388
Enel SpA	61,184	333,896
Eni SpA	21,077	249,612
Ferrari NV	1,132	207,340
Intesa Sanpaolo SpA	110,383	205,412
Italgas SpA (b)	5,722	33,230
Iveco Group NV (a)	1,367	7,206
MFE-MediaForEurope NV Class A (a)(b)	54,279	24,855
MFE-MediaForEurope NV Class B (b)	54,279	38,162
Saipem SpA (b)	98	262
Snam SpA	24,919	130,232
Telecom Italia SpA (a)(b)	257,927	67,331
UniCredit SpA	14,648	138,819
		1,744,784
JAPAN — 5.9%
Advantest Corp.	200	10,688
Aisin Corp.	1,700	52,556
AnGes, Inc. (a)(b)	3,000	7,442
Arcland Service Holdings Co., Ltd. (b)	1,300	20,085
Asahi Group Holdings, Ltd.	1,700	55,622
Asahi Kasei Corp.	47,600	362,987
Astellas Pharma, Inc.	19,100	297,350
BayCurrent Consulting, Inc.	300	79,717
Bengo4.com, Inc. (a)(b)	500	14,004
Bridgestone Corp. (b)	1,700	61,941
Bushiroad, Inc. (a)(b)	500	5,499
Canon, Inc. (b)	1,700	38,604
Cellebrite DI, Ltd. (a)(b)	3,384	17,258
Cellsource Co., Ltd. (a)(b)	1,200	34,007
Change, Inc. (b)	4,000	63,156
Comture Corp. (b)	400	7,776
Credit Saison Co., Ltd.	9,600	110,165
CYBERDYNE, Inc. (a)(b)	8,200	19,315
Cybozu, Inc. (b)	9,200	63,521
Daiichi Sankyo Co., Ltd.	21,300	538,869
Daikin Industries, Ltd.	1,700	272,165
Security Description	Shares	Value
Daiwa Securities Group, Inc.	46,700	$208,312
Demae-Can Co., Ltd. (a)(b)	400	1,266
Denso Corp.	9,400	498,732
Digital Arts, Inc.	100	4,306
Dip Corp.	500	13,820
Direct Marketing MiX, Inc.	1,400	17,735
eGuarantee, Inc.	900	14,217
Eisai Co., Ltd.	1,700	71,639
Elan Corp.	4,200	32,307
EM Systems Co., Ltd. (b)	14,400	101,862
en japan, Inc.	200	2,609
ENEOS Holdings, Inc.	18,500	69,953
eRex Co., Ltd. (b)	800	12,949
euglena Co., Ltd. (a)(b)	1,700	11,738
Freee KK (a)(b)	300	7,243
FUJIFILM Holdings Corp.	9,500	508,932
Fujio Food Group, Inc. (b)	800	7,732
Fujitsu, Ltd.	1,700	212,289
Fukui Computer Holdings, Inc.	300	7,541
FULLCAST Holdings Co., Ltd.	300	4,799
GMO Financial Gate, Inc.	100	9,083
GMO GlobalSign Holdings KK	700	25,428
GNI Group, Ltd. (a)(b)	2,700	25,081
Hitachi, Ltd.	9,400	445,454
Hokuhoku Financial Group, Inc.	9,300	57,366
Honda Motor Co., Ltd.	9,300	225,423
Hoya Corp.	8,000	682,198
Insource Co., Ltd. (b)	2,000	33,300
Internet Initiative Japan, Inc.	200	6,985
IR Japan Holdings, Ltd. (b)	1,200	17,957
Ito En, Ltd.	100	4,475
ITOCHU Corp.	8,700	234,831
Japan Elevator Service Holdings Co., Ltd.	400	4,157
Japan Tobacco, Inc. (b)	8,400	145,055
JFE Holdings, Inc. (b)	9,600	101,049
JMDC, Inc.	800	34,802
JSR Corp.	9,400	243,554
JTOWER, Inc. (a)(b)	700	34,522
Kajima Corp.	19,000	217,754
Kamigumi Co., Ltd.	28,300	546,606
Kansai Electric Power Co., Inc.	9,300	92,004
Kao Corp. (b)	1,700	68,473
KDDI Corp.	28,600	902,914
KeePer Technical Laboratory Co., Ltd.	1,100	28,582
Keyence Corp.	1,200	409,672
Kobe Steel, Ltd.	9,000	40,874
Komatsu, Ltd.	9,300	205,914
Konica Minolta, Inc.	18,700	62,354
Kyocera Corp.	9,500	507,394
Lasertec Corp. (b)	200	23,775
Leopalace21 Corp. (a)	8,600	18,105
Link And Motivation, Inc. (b)	3,100	10,884
M&A Capital Partners Co., Ltd. (a)	400	10,497

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
M3, Inc.	1,000	$28,692
Makita Corp.	9,400	234,005
Marubeni Corp.	47,100	424,352
Marui Group Co., Ltd. (b)	19,000	332,156
Mebuki Financial Group, Inc.	46,800	91,978
Medley, Inc. (a)(b)	2,400	47,256
MedPeer, Inc. (a)(b)	1,800	24,564
Menicon Co., Ltd.	2,200	50,444
Mirai Corp. REIT	286	105,049
Mitsubishi Chemical Holdings Corp.	18,800	101,988
Mitsubishi Corp.	9,300	276,354
Mitsubishi Electric Corp.	47,500	507,324
Mitsubishi UFJ Financial Group, Inc.	84,900	455,825
Mitsui & Co., Ltd.	9,300	204,990
Mitsuuroko Group Holdings Co., Ltd.	1,500	10,246
Money Forward, Inc. (a)	1,000	24,879
Monogatari Corp.	600	25,881
MS&AD Insurance Group Holdings, Inc.	9,300	284,637
Murata Manufacturing Co., Ltd.	9,500	517,184
NEC Corp.	200	7,758
Nexon Co., Ltd.	300	6,134
Nihon M&A Center Holdings, Inc.	2,500	26,554
Nintendo Co., Ltd.	800	345,545
Nippon Paint Holdings Co., Ltd. (b)	1,800	13,395
Nippon Steel Corp.	17,100	239,026
Nissan Motor Co., Ltd.	18,700	72,705
Nitto Denko Corp.	1,700	109,867
Nomura Holdings, Inc.	47,900	174,845
NTT Data Corp.	19,000	262,368
Obayashi Corp.	46,900	340,043
Oisix ra daichi, Inc. (a)(b)	1,700	20,685
Olympus Corp.	300	6,021
One REIT, Inc.	13	25,702
Open Door, Inc. (a)(b)	400	5,426
ORIX Corp.	18,800	314,959
Osaka Gas Co., Ltd.	9,600	183,443
Osaka Organic Chemical Industry, Ltd.	200	3,256
Panasonic Holdings Corp.	28,100	226,798
PeptiDream, Inc. (a)	300	3,140
Pharma Foods International Co., Ltd. (b)	1,400	14,520
PKSHA Technology, Inc. (a)	700	9,527
Plaid, Inc. (a)(b)	1,400	4,338
Plus Alpha Consulting Co., Ltd.	400	6,251
Rakus Co., Ltd.	1,200	14,124
Recruit Holdings Co., Ltd.	4,200	123,507
RENOVA, Inc. (a)(b)	1,100	19,821
Resona Holdings, Inc.	28,800	107,713
Riso Kyoiku Co., Ltd.	8,600	20,194
Rohm Co., Ltd.	1,700	118,376
Rorze Corp.	500	31,173
Security Description	Shares	Value
RS Technologies Co., Ltd.	700	$32,564
Samty Residential Investment Corp. REIT (b)	187	186,787
Sansan, Inc. (a)(b)	600	4,063
Secom Co., Ltd.	1,700	104,899
Septeni Holdings Co., Ltd. (b)	1,100	4,235
Seven & i Holdings Co., Ltd.	1,700	65,908
SHIFT, Inc. (a)	400	51,997
Shin-Etsu Chemical Co., Ltd.	1,700	191,454
SMS Co., Ltd.	500	9,841
SoftBank Group Corp.	13,900	535,619
Sompo Holdings, Inc.	9,400	413,972
Sony Group Corp.	13,800	1,127,018
Sosei Group Corp. (a)	400	3,327
S-Pool, Inc.	8,600	71,152
SRE Holdings Corp. (a)	200	3,355
Starts Proceed Investment Corp. REIT	7	12,459
Strike Co., Ltd.	600	15,016
Sumitomo Chemical Co., Ltd.	46,400	181,358
Sumitomo Corp.	9,600	131,222
Sumitomo Electric Industries, Ltd.	9,400	103,718
Sumitomo Mitsui Financial Group, Inc.	9,400	278,980
Sumitomo Mitsui Trust Holdings, Inc.	1,700	52,306
Suruga Bank, Ltd.	1,700	4,592
T&D Holdings, Inc.	18,600	222,343
Takara Holdings, Inc.	1,300	9,617
Takeda Pharmaceutical Co., Ltd.	1,700	47,776
Tama Home Co., Ltd. (b)	3,300	59,512
TDK Corp.	4,100	126,451
TechMatrix Corp.	1,000	12,359
Teijin, Ltd.	9,600	99,848
Terumo Corp.	19,000	571,727
TKP Corp. (a)	1,400	18,147
Toho Titanium Co., Ltd.	600	9,760
Tokio Marine Holdings, Inc.	9,500	552,637
Tokyo Electron, Ltd.	1,700	554,341
Tokyu Corp.	26,900	316,412
TOPPAN, INC.	19,100	318,720
Toridoll Holdings Corp. (b)	700	11,882
Toshiba Corp.	1,700	69,011
Toyo Gosei Co., Ltd. (b)	600	36,303
Toyota Motor Corp.	95,500	1,476,206
Toyota Tsusho Corp.	9,500	309,779
Tri Chemical Laboratories, Inc.	1,200	19,353
UT Group Co., Ltd.	500	8,226
ValueCommerce Co., Ltd.	400	9,230
Vector, Inc.	2,200	15,643
Vision, Inc. (a)(b)	2,400	22,807
Visional, Inc. (a)(b)	200	8,965
WDB Holdings Co., Ltd. (b)	2,100	35,568
WealthNavi, Inc. (a)(b)	300	3,904
West Holdings Corp.	2,210	59,376

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
West Japan Railway Co.	1,700	$62,454
Yamada Holdings Co., Ltd.	18,600	66,812
Yamaha Corp.	17,400	717,235
YA-MAN, Ltd.	2,900	36,886
Yokowo Co., Ltd. (b)	400	6,130
Zuken, Inc.	400	8,995
		25,514,505
KUWAIT — 0.0% (e)
Alimtiaz Investment Group KSC	11,037	3,327
Gulf Cable & Electrical Industries Co. KSCP	1,275	5,563
National Investments Co. KSCP	19,698	19,255
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	22,663	15,286
Warba Bank KSCP (a)	15,626	12,372
		55,803
LIECHTENSTEIN — 0.0% (e)
Implantica AG SDR (a)(b)	12,867	59,078
LUXEMBOURG — 0.0% (e)
ArcelorMittal SA (b)	5,593	125,773
MACAU — 0.0% (e)
MGM China Holdings, Ltd. (a)	11,600	6,578
Sands China, Ltd. (a)	37,200	88,746
		95,324
MALAYSIA — 0.1%
Carlsberg Brewery Malaysia Bhd Class B	14,500	73,956
CIMB Group Holdings Bhd	44,311	49,866
CTOS Digital Bhd	43,500	12,534
Duopharma Biotech Bhd	56,442	15,367
Fraser & Neave Holdings Bhd	9,900	47,619
Frontken Corp. Bhd	56,500	29,356
Greatech Technology Bhd (a)	6,900	5,730
Hartalega Holdings Bhd	2,800	1,944
Heineken Malaysia Bhd	8,700	45,439
Hong Seng Consolidated Bhd (a)	21,600	4,019
Kossan Rubber Industries Bhd	10,400	3,115
Malayan Banking Bhd	24,192	47,149
Mega First Corp. BHD	36,800	29,139
Mi Technovation Bhd	45,800	16,003
Pentamaster Corp. Bhd	17,450	14,609
Public Bank Bhd	93,500	92,704
Supermax Corp. Bhd	43,220	8,580
Tenaga Nasional Bhd	18,100	32,771
Top Glove Corp. Bhd	13,000	3,067
		532,967
MEXICO — 0.3%
America Movil SAB de CV Series L	374,509	381,456
Cemex SAB de CV Series CPO (a)	173,300	67,256
Security Description	Shares	Value
Fomento Economico Mexicano SAB de CV	38,498	$259,048
Grupo Financiero Banorte SAB de CV Series O	37,046	205,963
Grupo Mexico SAB de CV Class B	61,636	254,386
Grupo Televisa SAB Series CPO	32,740	53,567
Industrias Penoles SAB de CV	1,732	15,984
PLA Administradora Industrial S de RL de CV REIT	19,369	25,805
		1,263,465
NETHERLANDS — 1.4%
Adyen NV (a)(c)	42	60,946
Akzo Nobel NV	3,161	206,938
Alfen Beheer B.V. (a)(c)	745	68,664
ASML Holding NV	3,388	1,614,614
Heineken NV	2,594	235,935
ING Groep NV	26,594	262,207
Koninklijke Ahold Delhaize NV	14,393	374,072
Koninklijke DSM NV	5,063	725,686
Koninklijke KPN NV	2,290	8,142
Koninklijke Philips NV	12,320	264,747
Meltwater NV (a)(b)	5,661	5,913
Pharming Group NV (a)(b)	20,531	16,141
Shell PLC	57,205	1,482,546
Shop Apotheke Europe NV (a)(c)	146	12,947
Universal Music Group NV	21,059	421,257
Wolters Kluwer NV	2,033	196,727
		5,957,482
NEW ZEALAND — 0.0% (e)
Pushpay Holdings, Ltd. (a)	20,833	16,450
NORWAY — 0.3%
Crayon Group Holding ASA (a)(c)	13,938	176,628
DNB Bank ASA	18,116	323,731
FLEX LNG, Ltd. (a)(b)	2,500	68,929
FREYR Battery SA (a)	1,782	12,189
Frontline, Ltd. (a)(b)	1,638	14,606
Hexagon Purus ASA (a)(b)	4,807	12,417
Kahoot! ASA (a)(b)	16,855	30,580
Norsk Hydro ASA	50,166	280,083
Telenor ASA	14,846	196,850
		1,116,013
PERU — 0.0% (e)
Cia de Minas Buenaventura SAA ADR	388	2,561
PHILIPPINES — 0.0% (e)
AC Energy Corp.	60,500	8,847
PLDT, Inc. ADR (b)	1,439	43,774
TaskUS, Inc. Class A (a)(b)	298	5,024
		57,645
POLAND — 0.0% (e)
CCC SA (a)	320	3,274

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Jastrzebska Spolka Weglowa SA (a)	427	$6,109
LiveChat Software SA	193	4,228
Polski Koncern Naftowy ORLEN SA	1,751	26,687
Powszechna Kasa Oszczednosci Bank Polski SA	6,019	37,486
		77,784
RUSSIA — 0.0%
Gazprom PJSC ADR (f)	40,742	—
LUKOIL PJSC ADR (f)	3,048	—
MMC Norilsk Nickel PJSC ADR (f)	827	—
Mobile TeleSystems PJSC ADR (f)	9,679	—
Sberbank of Russia PJSC ADR (a)(f)	194	—
Sberbank of Russia PJSC (a)(f)	78,316	—
Surgutneftegas PJSC ADR (f)	492	—
Tatneft PJSC ADR (f)	4,676	—
		—
SAUDI ARABIA — 0.4%
ACWA Power Co. (a)	156	6,212
Al Jouf Agricultural Development Co. (a)	1,677	20,649
Al Rajhi Co. for Co-operative Insurance (a)	1,236	23,520
Aldrees Petroleum & Transport Services Co.	13,929	247,612
AlKhorayef Water & Power Technologies Co.	2,042	62,042
Alujain Corp.	295	4,576
Amlak International for Real Estate Finance Co.	20,556	98,175
City Cement Co.	8,388	46,946
Delivery Hero SE (a)(c)	43	1,608
Dur Hospitality Co. (a)	12,252	71,969
Eastern Province Cement Co.	1,042	12,775
Etihad Etisalat Co.	1,921	17,919
Fawaz Abdulaziz Al Hokair & Co. (a)	1,143	3,467
Halwani Brothers Co.	7,437	130,818
Herfy Food Services Co. (a)	1,095	12,418
Jadwa REIT Saudi Fund	34,926	108,908
Leejam Sports Co. JSC	3,573	85,228
Maharah Human Resources Co.	2,139	35,003
Middle East Healthcare Co. (a)	579	4,969
Mobile Telecommunications Co. (a)	32,534	97,461
Najran Cement Co.	37,275	146,632
National Agriculture Development Co. (a)	3,023	25,339
National Co. for Learning & Education	289	4,598
National Medical Care Co.	713	10,261
Northern Region Cement Co.	12,997	40,389
Security Description	Shares	Value
Qassim Cement Co.	385	$8,127
Riyadh Cement Co.	563	5,229
Saudi Airlines Catering Co. (a)	220	4,198
Saudi Ceramic Co.	6,315	73,802
Saudi Co. For Hardware CJSC (a)	1,002	9,467
Saudi Fisheries Co. (a)	2,906	26,256
Saudi Ground Services Co. (a)	545	3,842
Saudi Industrial Services Co.	1,743	9,523
Saudi Pharmaceutical Industries & Medical Appliances Corp.	2,249	15,584
Saudi Research & Media Group (a)	874	43,792
Saudia Dairy & Foodstuff Co.	409	17,790
Sinad Holding Co. (a)	12,014	48,285
Yamama Cement Co. (a)	8,459	56,700
		1,642,089
SINGAPORE — 0.4%
CapitaLand Integrated Commercial Trust REIT	14,597	22,760
Capitaland Investment, Ltd.	148,784	408,389
DBS Group Holdings, Ltd.	9,597	204,670
Grab Holdings, Ltd. Class A (a)	3,854	9,751
Nanofilm Technologies International, Ltd.	4,300	7,199
Sea, Ltd. ADR (a)	1,972	131,848
Singapore Exchange, Ltd.	95,000	645,757
Singapore Telecommunications, Ltd.	46,700	84,897
TDCX, Inc. (a)	1,022	9,453
		1,524,724
SOUTH AFRICA — 0.5%
Anglo American PLC	11,127	396,882
Discovery, Ltd. (a)(b)	53,912	421,555
FirstRand, Ltd.	53,424	203,391
Gold Fields, Ltd.	9,077	84,772
Harmony Gold Mining Co., Ltd.	7,367	23,370
Impala Platinum Holdings, Ltd.	5,923	65,490
MTN Group, Ltd.	19,730	159,020
MultiChoice Group	2,199	15,545
Naspers, Ltd. Class N	1,134	163,894
Nedbank Group, Ltd.	2,059	26,049
Old Mutual, Ltd. (b)	12,128	8,175
Sanlam, Ltd.	49,426	159,509
Sasol, Ltd. (a)	3,827	86,826
Standard Bank Group, Ltd.	12,759	120,850
Steinhoff International Holdings NV (a)(b)	75,475	11,702
		1,947,030
SOUTH KOREA — 1.3%
Ace Technologies Corp. (a)	839	4,601
Aekyung Industrial Co., Ltd.	6,040	66,522
Ahnlab, Inc.	535	35,601
Alteogen, Inc. (a)	159	7,482
Ananti, Inc. (a)	1,403	7,207

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
AptaBio Therapeutics, Inc. (a)	250	$2,984
BH Co., Ltd.	3,042	57,166
Binex Co., Ltd. (a)	3,076	30,561
Bioneer Corp. (a)	664	12,580
BNC Korea Co., Ltd. (a)	1,130	6,440
Cafe24 Corp. (a)	1,426	13,564
Cellivery Therapeutics, Inc. (a)	782	14,003
Celltrion Healthcare Co., Ltd.	111	5,865
Celltrion Pharm, Inc. (a)	98	5,940
Celltrion, Inc.	414	56,915
CMG Pharmaceutical Co., Ltd. (a)	15,029	28,938
Cosmax, Inc.	69	3,003
Dentium Co., Ltd.	104	6,856
Devsisters Co., Ltd.	755	24,975
DIO Corp. (a)	8,128	165,264
Dongwon Systems Corp.	107	4,450
Duk San Neolux Co., Ltd. (a)	2,128	49,332
Echo Marketing, Inc.	3,109	33,164
E-MART, Inc.	11	894
Eoflow Co., Ltd. (a)	1,062	15,909
Eubiologics Co., Ltd. (a)	380	4,273
Fine Semitech Corp.	953	10,679
GC Cell Corp. (a)	1,610	69,687
GemVax & Kael Co., Ltd. (a)	2,072	20,985
GeneOne Life Science, Inc. (a)	3,206	25,433
Genexine, Inc. (a)	355	8,353
Hana Financial Group, Inc.	1,163	35,247
Hanall Biopharma Co., Ltd. (a)	710	9,023
Helixmith Co., Ltd. (a)	62	993
Hite Jinro Co., Ltd.	999	23,698
HLB Life Science Co., Ltd. (a)	565	5,287
HLB, Inc. (a)	184	5,017
Huons Co., Ltd.	584	15,787
Hwaseung Enterprise Co., Ltd.	1,012	9,314
Hyundai Bioscience Co., Ltd. (a)	450	7,590
Hyundai Mobis Co., Ltd.	714	109,432
Hyundai Motor Co.	1,534	213,252
Hyundai Steel Co.	130	3,214
iNtRON Biotechnology, Inc. (a)	687	4,730
JW Pharmaceutical Corp.	3,824	66,561
Kakao Corp.	281	15,128
KB Financial Group, Inc.	3,779	140,141
KG DONGBUSTEEL	596	6,105
Kia Corp.	881	52,450
KMW Co., Ltd. (a)	190	3,805
Koh Young Technology, Inc.	309	3,356
Kolmar BNH Co., Ltd.	1,177	24,385
KoMiCo, Ltd.	155	5,605
Korea Electric Power Corp. ADR (a)	3,067	26,928
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	10	723
KT&G Corp.	1,178	74,578
Kuk-il Paper Manufacturing Co., Ltd. (a)	7,306	14,236
Security Description	Shares	Value
L&C Bio Co., Ltd.	2,016	$48,133
LegoChem Biosciences, Inc. (a)	146	4,717
LG Chem, Ltd. Preference Shares	1,846	341,931
LG Electronics, Inc.	386	26,251
LG H&H Co., Ltd.	200	104,744
Lock&Lock Co., Ltd. (a)	581	3,419
Lotte Chemical Corp.	20	2,773
Lotte Tour Development Co., Ltd. (a)	1,039	9,763
MedPacto, Inc. (a)	521	9,269
Medytox, Inc. (a)	52	4,409
Namhae Chemical Corp.	629	4,815
Naturecell Co., Ltd. (a)	3,413	45,869
NAVER Corp.	2,009	371,349
NEPES Corp. (a)	210	3,154
Nexon Games Co. Ltd. (a)	297	3,523
NEXTIN, Inc.	542	23,126
NHN KCP Corp. (a)	776	7,471
NICE Information Service Co., Ltd.	3,003	33,305
NKMax Co., Ltd. (a)	746	8,532
Oscotec, Inc. (a)	946	20,218
Park Systems Corp.	94	6,957
PharmaResearch Co., Ltd.	167	8,669
Pharmicell Co., Ltd. (a)	1,076	9,530
POSCO Holdings, Inc. ADR	5,451	242,679
RFHIC Corp.	211	3,494
S&S Tech Corp.	300	4,563
Sam Chun Dang Pharm Co., Ltd. (a)	1,373	35,636
SAM KANG M&T Co., Ltd. (a)	1,728	30,743
Samsung C&T Corp.	384	36,377
Samsung Electronics Co., Ltd. GDR	1,526	1,664,866
Samsung Engineering Co., Ltd. (a)	672	11,153
Samsung Fire & Marine Insurance Co., Ltd.	212	32,819
Samsung Heavy Industries Co., Ltd. (a)	3,004	14,044
Samsung Securities Co., Ltd.	831	21,409
Sang-A Frontec Co., Ltd.	213	4,798
Sangsangin Co., Ltd.	625	4,106
Seegene, Inc.	388	10,803
SFA Semicon Co., Ltd. (a)	2,353	9,134
Shin Poong Pharmaceutical Co., Ltd. (a)	1,244	20,935
Shinhan Financial Group Co., Ltd.	3,779	107,834
SillaJen, Inc. (a)(f)	131	610
SK Chemicals Co., Ltd.	137	9,718
SK Hynix, Inc.	5,609	393,114
SK Innovation Co., Ltd. (a)	238	35,194
SK, Inc.	223	36,926
Solus Advanced Materials Co, Ltd.	308	10,698

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Soulbrain Co., Ltd.	26	$4,578
Tokai Carbon Korea Co., Ltd.	85	7,365
Value Added Technology Co., Ltd.	461	10,918
Vaxcell-Bio Therapeutics Co., Ltd. (a)	253	7,521
Webzen, Inc. (a)	249	3,529
Wemade Co., Ltd.	882	39,195
Youlchon Chemical Co., Ltd.	487	7,314
Zinus, Inc.	81	3,044
		5,603,255
SPAIN — 0.7%
Acciona SA (b)	3,764	690,605
Acerinox SA (b)	14,619	141,158
ACS Actividades de Construccion y Servicios SA (b)	14,416	348,597
Amadeus IT Group SA (a)	4,864	270,322
Audax Renovables SA (b)	3,547	4,213
Banco Bilbao Vizcaya Argentaria SA	43,478	196,839
Banco Santander SA	104,198	292,814
Distribuidora Internacional de Alimentacion SA (a)(b)	567,082	7,707
Grenergy Renovables SA (a)(b)	174	6,163
Iberdrola SA	46,839	484,586
Industria de Diseno Textil SA	9,681	218,512
Repsol SA (b)	8,362	122,826
Telefonica SA	40,897	207,877
		2,992,219
SWEDEN — 0.8%
Assa Abloy AB Class B	16,480	349,464
Atlas Copco AB Class B	53,266	444,637
BICO Group AB (a)(b)	648	5,610
Boozt AB (a)(b)(c)	4,674	30,788
Camurus AB (a)	1,916	36,348
Cellavision AB	147	4,849
Epiroc AB Class B	15,340	206,880
Evolution AB (c)	2,650	240,526
Fingerprint Cards AB Class B (a)(b)	4,224	3,687
Fortnox AB	6,739	30,908
Humble Group AB (a)(b)	2,501	3,534
Industrivarden AB Class A	212	4,762
LeoVegas AB (c)	6,005	35,453
Lime Technologies AB (b)	562	12,296
MIPS AB	1,709	74,431
PowerCell Sweden AB (a)(b)	1,946	25,751
Re:NewCell AB (a)(b)	1,091	10,253
Sandvik AB	14,264	230,857
Securitas AB Class B	22,197	190,878
Sedana Medical AB (a)(b)	1,934	5,096
Skandinaviska Enskilda Banken AB Class A	33,604	329,239
Skanska AB Class B	14,551	222,651
SKF AB Class B	10,340	151,860
Security Description	Shares	Value
Stillfront Group AB (a)	14,265	$31,419
Storytel AB (a)(b)	1,333	6,360
Svenska Handelsbanken AB Class A	13,602	116,038
Tele2 AB Class B	10,161	115,518
Telefonaktiebolaget LM Ericsson Class B	27,175	202,260
Telia Co. AB	23,383	89,403
Volvo AB Class A	18,015	289,368
Xvivo Perfusion AB (a)	433	9,063
		3,510,187
SWITZERLAND — 1.7%
ABB, Ltd.	20,228	537,948
Adecco Group AG (a)	3,924	132,966
Alcon, Inc.	2,667	185,758
Basilea Pharmaceutica AG (a)(b)	494	19,918
Cie Financiere Richemont SA Class A	5,465	580,266
Credit Suisse Group AG (a)	17,124	96,947
Geberit AG	1,521	728,923
Givaudan SA	190	666,245
Gurit Holding AG Class BR (b)	134	14,193
Holcim AG (a)	3,927	167,565
Kuehne + Nagel International AG	1,810	427,284
Meyer Burger Technology AG (a)(b)	11,927	5,041
Molecular Partners AG (a)(b)	2,375	16,348
Novartis AG	13,037	1,100,999
Sensirion Holding AG (a)(c)	268	27,098
SGS SA	189	431,363
Swatch Group AG Bearer Shares	576	136,276
Swiss Steel Holding AG (a)	13,952	3,469
TE Connectivity, Ltd.	9,689	1,096,310
UBS Group AG	28,831	463,476
Vetropack Holding AG	20	825
Zurich Insurance Group AG	940	407,675
		7,246,893
TAIWAN — 1.8%
91APP, Inc. (a)	8,000	36,323
Adimmune Corp.	16,000	21,040
Advanced Energy Solution Holding Co., Ltd.	1,000	32,590
Advanced Wireless Semiconductor Co.	3,000	8,576
Alchip Technologies, Ltd.	5,000	116,703
Amazing Microelectronic Corp.	8,000	30,403
Andes Technology Corp.	4,000	33,834
AP Memory Technology Corp.	4,000	28,116
Asia Pacific Telecom Co., Ltd. (a)	78,000	19,150
AUO Corp. ADR	40,084	253,331
AURAS Technology Co., Ltd.	2,000	10,695
Bank of Kaohsiung Co., Ltd.	73,000	33,390
Bizlink Holding, Inc.	1,000	10,376

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Career Technology MFG. Co., Ltd.	12,729	$9,482
Century Iron & Steel Industrial Co., Ltd.	4,000	14,865
Charoen Pokphand Enterprise	5,000	13,604
Chief Telecom, Inc.	3,000	28,251
Chunghwa Telecom Co., Ltd. ADR	13,144	542,190
CTBC Financial Holding Co., Ltd.	86,000	72,598
Darfon Electronics Corp.	8,000	10,883
EirGenix, Inc. (a)	16,000	48,161
Elite Semiconductor Microelectronics Technology, Inc.	11,000	32,852
Episil Technologies, Inc. (a)	17,090	64,375
Episil-Precision, Inc.	2,017	5,685
Ever Supreme Bio Technology Co., Ltd.	6,500	38,257
Evergreen Marine Corp. Taiwan, Ltd.	4,000	11,381
Faraday Technology Corp.	12,000	77,085
Fitipower Integrated Technology, Inc.	16,353	74,248
FocalTech Systems Co., Ltd.	28,000	84,753
Formosa Chemicals & Fibre Corp.	11,000	27,636
Formosa Plastics Corp.	14,000	51,087
Fulgent Sun International Holding Co., Ltd.	1,000	5,818
Genius Electronic Optical Co., Ltd.	1,079	13,300
Global Unichip Corp.	1,000	16,177
Globalwafers Co., Ltd.	1,000	15,235
Gold Circuit Electronics, Ltd.	76,000	194,515
Gudeng Precision Industrial Co., Ltd.	1,000	7,197
Hiwin Mikrosystem Corp.	14,000	43,318
Hon Hai Precision Industry Co., Ltd. GDR	76,661	561,159
International Games System Co., Ltd.	4,000	100,358
Jentech Precision Industrial Co., Ltd.	3,000	33,750
Johnson Health Tech Co., Ltd.	9,000	16,497
Kinsus Interconnect Technology Corp.	8,000	38,341
KMC Kuei Meng International, Inc.	7,000	38,963
Land Mark Optoelectronics Corp.	4,000	15,605
Lotus Pharmaceutical Co., Ltd.	3,000	15,488
MediaTek, Inc.	5,000	109,472
Medigen Vaccine Biologics Corp. (a)	14,367	99,054
Microbio Co., Ltd.	4,392	8,301
Nan Ya Plastics Corp.	16,000	44,663
Nuvoton Technology Corp.	17,000	77,757
OBI Pharma, Inc. (a)	12,000	39,350
Security Description	Shares	Value
Oneness Biotech Co., Ltd. (a)	1,000	$5,902
Oriental Union Chemical Corp. (a)	18,000	11,321
Pan Jit International, Inc.	24,500	51,911
PChome Online, Inc.	2,000	4,635
Pegavision Corp.	1,000	14,058
Pharmally International Holding Co., Ltd. (a)(f)	1,282	—
Quang Viet Enterprise Co., Ltd.	10,000	36,659
RDC Semiconductor Co., Ltd. (a)	5,000	55,073
RichWave Technology Corp.	16,800	89,273
San Fu Chemical Co., Ltd.	5,000	26,653
SDI Corp.	8,000	35,112
Sensortek Technology Corp.	1,000	9,198
Sesoda Corp.	9,000	13,712
Speed Tech Corp.	4,000	7,143
Sporton International, Inc.	11,200	65,919
Sunplus Technology Co., Ltd.	3,000	3,113
T3EX Global Holdings Corp.	1,000	2,899
TaiDoc Technology Corp.	1,000	6,508
Taigen Biopharmaceuticals Holdings, Ltd. (a)	80,000	45,740
TaiMed Biologics, Inc. (a)	8,000	16,682
Taiwan Mask Corp.	22,000	53,939
Taiwan Semiconductor Co., Ltd.	40,000	95,650
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	34,373	2,809,993
Taiwan Surface Mounting Technology Corp.	3,000	9,121
Taiwan Union Technology Corp.	2,000	3,760
Tanvex BioPharma, Inc. (a)	23,294	52,725
TCI Co., Ltd.	459	2,385
Thinking Electronic Industrial Co., Ltd.	1,000	4,187
Topkey Corp.	4,000	17,287
TSEC Corp. (a)	16,000	17,489
Tung Thih Electronic Co., Ltd.	3,000	15,437
United Integrated Services Co., Ltd.	7,000	34,725
United Microelectronics Corp. ADR (b)	51,467	348,432
United Renewable Energy Co., Ltd. (a)	484,879	368,549
Universal Vision Biotechnology Co., Ltd.	4,000	38,341
VIA Labs, Inc.	1,000	8,610
Via Technologies, Inc.	2,000	3,212
Visual Photonics Epitaxy Co., Ltd.	2,000	4,843
Voltronic Power Technology Corp.	1,000	48,598
Wafer Works Corp.	13,229	21,378
Win Semiconductors Corp.	2,000	12,948
XinTec, Inc.	15,000	64,826
Yageo Corp.	400	4,143
		7,878,327

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
TANZANIA, UNITED REPUBLIC OF — 0.0% (e)
AngloGold Ashanti, Ltd.	3,836	$57,374
THAILAND — 0.2%
Absolute Clean Energy PCL	1,825,300	145,590
Bangkok Aviation Fuel Services PCL (a)	19,400	15,776
BCPG PCL	24,900	7,677
Beyond Securities PCL (a)	47,200	15,753
Carabao Group PCL Class F	15,900	47,896
CK Power PCL	317,200	49,794
CP ALL PCL NVDR	36,800	62,452
Delta Electronics Thailand PCL	1,400	13,186
Dhipaya Group Holdings PCL	2,900	5,024
Ditto Thailand PCL	15,200	23,431
Energy Absolute PCL	5,400	12,448
Forth Corp. PCL	7,000	8,316
Gunkul Engineering PCL	378,800	60,535
Jasmine International PCL (a)	197,700	19,236
Osotspa PCL	34,200	33,131
Plan B Media PCL Class F (a)	173,000	32,051
Prima Marine PCL	112,000	17,582
PSG Corp. PCL	346,600	10,294
PTT PCL	96,000	92,321
R&B Food Supply PCL	27,900	12,232
RS PCL	145,300	62,468
Sabuy Technology PCL	14,500	7,874
SCB X PCL	8,700	25,592
Singha Estate PCL (a)	76,900	4,198
SPCG PCL	8,200	3,664
Super Energy Corp. PCL	221,600	4,701
Synnex Thailand PCL	17,900	9,214
TOA Paint Thailand PCL	4,400	3,640
TQM Corp. PCL NVDR	33,800	47,323
		853,399
TURKEY — 0.0% (e)
Akbank T.A.S.	45,011	21,621
Eldorado Gold Corp. (a)(b)	3,734	23,765
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	15,044	2,379
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	8,927	13,805
Migros Ticaret A/S (a)	7,189	20,667
Nuh Cimento Sanayi A/S	6,793	23,597
Oyak Cimento Fabrikalari AS (a)	7,847	5,922
Turkiye Is Bankasi A/S Class C	73,842	19,371
Vestel Elektronik Sanayi ve Ticaret A/S	10,040	14,288
		145,415
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Islamic Bank PJSC	9,627	19,657
Agthia Group PJSC	6,742	9,710
AL Yah Satellite Communications Co-Pjsc-Yah Sat	26,653	18,721
Amanat Holdings PJSC	385,148	104,752
Dana Gas PJSC	197,300	58,549
Security Description	Shares	Value
Emirates Telecommunications Group Co. PJSC	2,947	$20,941
National Central Cooling Co. PJSC	51,761	38,612
Network International Holdings PLC (a)(c)	22,512	51,617
SHUAA Capital PSC (a)	491,579	66,916
		389,475
UNITED KINGDOM — 3.8%
3i Group PLC	43,814	589,832
Abrdn PLC (b)	73,547	142,777
Alphawave IP Group PLC Class WI (a)(b)	2,124	3,467
AO World PLC (a)(b)	15,526	13,010
Argo Blockchain PLC (a)	42,370	17,238
AstraZeneca PLC ADR	7,456	492,618
AstraZeneca PLC	8,830	1,158,148
Avacta Group PLC (a)(b)	17,533	23,103
BAE Systems PLC	44,605	449,724
Barclays PLC	121,859	226,605
boohoo Group PLC (a)(b)	4,111	2,742
BP PLC	108,956	513,805
British American Tobacco PLC	8,252	352,712
British Land Co. PLC REIT	31,975	173,618
BT Group PLC (b)	61,228	138,530
Burberry Group PLC	7,942	158,277
Capita PLC (a)	4,396	1,362
Capricorn Energy PLC (a)	12,977	34,357
Central Asia Metals PLC	27,627	74,317
Ceres Power Holdings PLC (a)(b)	6,491	43,199
CK Hutchison Holdings, Ltd.	47,420	320,587
CMC Markets PLC (b)(c)	8,429	28,048
CNH Industrial NV	6,892	79,402
Compass Group PLC	21,713	443,005
Craneware PLC	102	2,279
Diageo PLC	13,602	583,201
Eurasia Mining PLC (a)	864	58
Experian PLC	18,576	542,784
Frontier Developments PLC (a)(b)	2,595	43,491
Greatland Gold PLC (a)(b)	56,248	6,353
Hammerson PLC REIT (b)	286,133	65,920
HSBC Holdings PLC	130,569	849,298
Imperial Brands PLC	4,691	104,597
Indivior PLC (a)	4,316	16,207
InterContinental Hotels Group PLC	9,573	505,728
ITM Power PLC (a)(b)	8,450	17,733
J Sainsbury PLC	36,856	91,310
Land Securities Group PLC REIT	20,679	166,754
Learning Technologies Group PLC	23,466	31,975
Liberty Global PLC Class A (a)	2,035	42,837
Liberty Global PLC Class C (a)	8,047	177,758

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Linde PLC (a)(d)	4,987	$1,433,912
Linde PLC (a)(d)	455	130,312
Lloyds Banking Group PLC	433,272	222,630
M&G PLC	21,944	51,861
Marks & Spencer Group PLC (a)	49,419	81,323
National Grid PLC	9,983	127,543
Next PLC	3,638	258,905
On the Beach Group PLC (a)(c)	5,158	8,920
Pearson PLC	5,071	46,176
Quilter PLC (c)	18,488	23,014
Reckitt Benckiser Group PLC	4,021	301,300
RELX PLC (d)	15,586	421,347
RELX PLC (d)	25,858	697,998
Rolls-Royce Holdings PLC (a)(b)	70,800	71,323
Sage Group PLC	83,756	645,702
Serica Energy PLC	42,537	147,228
Severn Trent PLC	12,474	411,903
Silence Therapeutics PLC (f)	2	—
Smith & Nephew PLC	22,683	316,106
Smiths Group PLC	17,442	296,448
SSE PLC	11,678	229,187
Standard Chartered PLC	24,433	183,555
Team17 Group PLC (a)(b)	2,822	13,195
TechnipFMC PLC (a)	5,739	38,623
Tesco PLC	46,675	144,829
Unilever PLC (d)	7,758	350,582
Unilever PLC (d)	2	91
United Utilities Group PLC	22,231	275,384
Virgin Money UK PLC CDI	683	1,038
Vodafone Group PLC	165,464	254,520
Warehouse Reit PLC	28,540	51,089
Whitbread PLC	16,289	490,202
WPP PLC	17,238	172,627
		16,627,639
UNITED STATES — 60.2%
10X Genomics, Inc. Class A (a)	196	8,869
1Life Healthcare, Inc. (a)(b)	1,128	8,844
23andMe Holding Co. Class A (a)(b)	1,896	4,702
2seventy bio, Inc. (a)(b)	1,296	17,107
2U, Inc. (a)	1,022	10,700
3D Systems Corp. (a)	2,036	19,749
3M Co.	4,987	645,368
4D Molecular Therapeutics, Inc. (a)	470	3,281
908 Devices, Inc. (a)	1,316	27,096
A10 Networks, Inc.	588	8,455
Abbott Laboratories	19,048	2,069,565
AbbVie, Inc.	5,858	897,211
Accel Entertainment, Inc. (a)	8,327	88,433
Accenture PLC Class A	4,987	1,384,641
Accolade, Inc. (a)	564	4,174
ACM Research, Inc. Class A (a)	1,722	28,981
Activision Blizzard, Inc.	2,638	205,395
ACV Auctions, Inc. Class A (a)	376	2,459
Security Description	Shares	Value
Adaptive Biotechnologies Corp. (a)	2,668	$21,584
Adicet Bio, Inc. (a)(b)	510	7,446
Adobe, Inc. (a)	4,714	1,725,607
AdTheorent Holding Co., Inc. (a)	1,634	5,049
Advanced Micro Devices, Inc. (a)	9,613	735,106
Aerie Pharmaceuticals, Inc. (a)(b)	3,066	22,995
Aeva Technologies, Inc. (a)	654	2,047
AEye, Inc. (a)(b)	7,520	14,363
Affirm Holdings, Inc. (a)(b)	1,017	18,367
Aflac, Inc.	19,734	1,091,882
Agenus, Inc. (a)	16,775	32,543
Agilent Technologies, Inc.	9,962	1,183,187
Agilysys, Inc. (a)	846	39,990
AGNC Investment Corp. REIT	4,579	50,690
Airbnb, Inc. Class A (a)	1,364	121,505
Akero Therapeutics, Inc. (a)	2,248	21,244
Albemarle Corp.	204	42,632
Albireo Pharma, Inc. (a)	612	12,154
Alector, Inc. (a)	160	1,626
Align Technology, Inc. (a)	188	44,494
Alignment Healthcare, Inc. (a)	302	3,446
Alkami Technology, Inc. (a)(b)	940	13,057
Allbirds, Inc. Class A (a)	2,452	9,636
Allegion PLC	1,630	159,577
Allovir, Inc. (a)(b)	3,214	12,535
Allstate Corp.	7,614	964,922
Ally Financial, Inc.	2,538	85,048
Alnylam Pharmaceuticals, Inc. (a)	188	27,420
Alpha & Omega Semiconductor, Ltd. (a)	282	9,402
Alpha Metallurgical Resources, Inc.	102	13,171
Alphabet, Inc. Class A (a)	1,992	4,341,086
Alphabet, Inc. Class C (a)	2,293	5,015,823
Alphatec Holdings, Inc. (a)	470	3,074
Alto Ingredients, Inc. (a)	470	1,744
Altria Group, Inc.	9,962	416,113
Altus Power, Inc. (a)(b)	6,130	38,680
ALX Oncology Holdings, Inc. (a)(b)	282	2,281
Amazon.com, Inc. (a)	65,200	6,924,892
AMC Entertainment Holdings, Inc. Class A (a)(b)	3,859	52,289
Amcor PLC CDI	14,430	179,007
American Electric Power Co., Inc.	9,962	955,754
American Express Co.	7,701	1,067,513
American Tower Corp. REIT	4,987	1,274,627
American Well Corp. Class A (a)	6,554	28,313
Amgen, Inc.	5,776	1,405,301
Amplitude, Inc. Class A (a)	818	11,689
Amyris, Inc. (a)(b)	3,514	6,501
Annaly Capital Management, Inc. REIT	9,302	54,975

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
APA Corp.	2,192	$76,501
Apollo Medical Holdings, Inc. (a)(b)	80	3,087
Appfolio, Inc. Class A (a)	94	8,520
AppHarvest, Inc. (a)(b)	5,358	18,699
Appian Corp. (a)(b)	186	8,809
Apple, Inc.	113,718	15,547,525
Applied Materials, Inc.	10,245	932,090
AppLovin Corp. Class A (a)(b)	306	10,539
Arbor Realty Trust, Inc. REIT	4,881	63,990
Archer-Daniels-Midland Co.	10,379	805,410
Arcturus Therapeutics Holdings, Inc. (a)	850	13,379
Arcus Biosciences, Inc. (a)	2,849	72,194
Arcutis Biotherapeutics, Inc. (a)	376	8,013
Ares Commercial Real Estate Corp. REIT	20,866	255,191
Armada Hoffler Properties, Inc. REIT	10,421	133,806
ARMOUR Residential REIT, Inc.	4,013	28,252
Array Technologies, Inc. (a)	1,544	16,999
Arrowhead Pharmaceuticals, Inc. (a)	2,972	104,644
Arvinas, Inc. (a)	865	36,408
Asana, Inc. Class A (a)	690	12,130
Aspen Aerogels, Inc. (a)	408	4,031
Astra Space, Inc. (a)	820	1,066
AT&T, Inc.	57,622	1,207,757
Atara Biotherapeutics, Inc. (a)	4,290	33,419
Audacy, Inc. Class A (a)	2,162	2,037
Autodesk, Inc. (a)	188	32,328
Automatic Data Processing, Inc.	4,987	1,047,469
Avanos Medical, Inc. (a)	654	17,880
Aveanna Healthcare Holdings, Inc. (a)	940	2,124
AvePoint, Inc. (a)	5,076	22,030
Avidity Biosciences, Inc. (a)	1,192	17,320
AvidXchange Holdings, Inc. (a)	1,022	6,275
Axonics, Inc. (a)(b)	2,284	129,434
Axsome Therapeutics, Inc. (a)(b)	204	7,813
Babcock & Wilcox Enterprises, Inc. (a)	818	4,933
Baker Hughes Co.	4,022	116,115
Bancorp, Inc. (a)	3,440	67,149
Bandwidth, Inc. Class A (a)	1,014	19,083
Bank of America Corp.	70,287	2,188,034
Bank of New York Mellon Corp.	15,126	630,905
Bath & Body Works, Inc.	1,442	38,819
Baxter International, Inc.	9,670	621,104
Beachbody Co. Inc (a)(b)	11,846	14,215
Beam Therapeutics, Inc. (a)	204	7,897
Beauty Health Co. (a)(b)	1,430	18,390
Becton Dickinson & Co.	4,418	1,089,170
BellRing Brands, Inc. (a)	242	6,023
Benefitfocus, Inc. (a)(b)	1,692	13,164
Benson Hill, Inc. (a)	3,474	9,519
Security Description	Shares	Value
Berkshire Hathaway, Inc. Class B (a)	5,732	$1,564,951
BigCommerce Holdings, Inc. Class 1 (a)	494	8,003
Bill.Com Holdings, Inc. (a)	464	51,012
BioCryst Pharmaceuticals, Inc. (a)	4,908	51,927
Biogen, Inc. (a)	2,798	570,624
BioLife Solutions, Inc. (a)	282	3,894
Bionano Genomics, Inc. (a)(b)	4,481	6,184
Bioxcel Therapeutics, Inc. (a)(b)	1,685	22,242
BJ's Restaurants, Inc. (a)	806	17,474
Blackstone, Inc.	1,974	180,088
Blink Charging Co. (a)(b)	500	8,265
Block, Inc. (a)(d)	294	18,296
Block, Inc. (a)(d)	1,609	98,889
Bloom Energy Corp. Class A (a)(b)	644	10,626
Boeing Co. (a)	4,114	562,466
Booking Holdings, Inc. (a)	381	666,365
Boston Beer Co., Inc. Class A (a)(b)	94	28,479
Boston Omaha Corp. Class A (a)	188	3,882
Boxed, Inc. (a)(b)	920	1,702
Braze, Inc. Class A (a)	510	18,477
Bridgebio Pharma, Inc. (a)	5,714	51,883
Brighthouse Financial, Inc. (a)	1,250	51,275
BrightSpire Capital, Inc. Class A, REIT	31,695	239,297
Bristol-Myers Squibb Co.	15,140	1,165,780
Broadcom, Inc.	3,734	1,814,015
BTRS Holdings, Inc. Class A (a)	4,324	21,534
Bumble, Inc. Class A (a)	240	6,756
Butterfly Network, Inc. (a)	4,084	12,538
C.H. Robinson Worldwide, Inc.	4,987	505,532
C3.ai, Inc. Class A (a)	612	11,175
C4 Therapeutics, Inc. (a)	1,430	10,782
Caesars Entertainment, Inc. (a)	1,224	46,879
Callon Petroleum Co. (a)	335	13,132
Cambium Networks Corp. (a)	282	4,131
Cano Health, Inc. (a)	752	3,294
Canoo, Inc. (a)(b)	3,152	5,831
Cantaloupe, Inc. (a)	7,212	40,387
Capital One Financial Corp.	4,987	519,596
Cara Therapeutics, Inc. (a)	2,383	21,757
Cardiovascular Systems, Inc. (a)	846	12,149
Cardlytics, Inc. (a)	188	4,194
CareDx, Inc. (a)	363	7,797
CareMax, Inc. (a)	3,064	11,122
Caribou Biosciences, Inc. (a)	1,082	5,875
Carnival Corp. (a)(b)	4,987	43,138
Carrier Global Corp.	4,987	177,836
Cars.com, Inc. (a)	1,564	14,749
Carvana Co. (a)(b)	196	4,426
Casa Systems, Inc. (a)	1,128	4,433
Cassava Sciences, Inc. (a)(b)	243	6,833
Castle Biosciences, Inc. (a)	282	6,190

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Catalyst Pharmaceuticals, Inc. (a)	2,760	$19,348
CatchMark Timber Trust, Inc. Class A, REIT	3,824	38,469
Caterpillar, Inc.	4,987	891,476
CDK Global, Inc.	1,427	78,157
Celldex Therapeutics, Inc. (a)	1,492	40,224
Celsius Holdings, Inc. (a)(b)	470	30,672
Celularity, Inc. (b)	1,124	3,822
Centrus Energy Corp. Class A (a)	408	10,098
Century Aluminum Co. (a)	188	1,386
Century Communities, Inc.	641	28,826
Certara, Inc. (a)	1,108	23,778
Cerus Corp. (a)	3,440	18,198
CEVA, Inc. (a)	168	5,638
CF Industries Holdings, Inc.	1,504	128,938
ChampionX Corp.	4,200	83,370
Change Healthcare, Inc. (a)	6,427	148,207
ChannelAdvisor Corp. (a)	1,933	28,183
ChargePoint Holdings, Inc. (a)(b)	792	10,842
Charles Schwab Corp.	15,192	959,831
Charter Communications, Inc. Class A (a)	1,838	861,158
Chefs' Warehouse, Inc. (a)	276	10,734
ChemoCentryx, Inc. (a)	2,292	56,796
Chemours Co.	1,244	39,833
Chevron Corp.	13,680	1,980,590
Chimerix, Inc. (a)	9,236	19,211
Chubb, Ltd.	6,615	1,300,377
Church & Dwight Co., Inc.	13,831	1,281,580
Cigna Corp.	1,451	382,367
CinCor Pharma, Inc. (a)	408	7,687
Cipher Mining, Inc. (a)(b)	9,718	13,314
Cisco Systems, Inc.	45,734	1,950,098
Citigroup, Inc.	23,400	1,076,166
Citizens Financial Group, Inc.	2,914	104,001
Citrix Systems, Inc. (a)	4,577	444,747
Clean Energy Fuels Corp. (a)	15,270	68,410
Clear Channel Outdoor Holdings, Inc. (a)	20,515	21,951
Clear Secure, Inc. Class A (a)	376	7,520
Cleveland-Cliffs, Inc. (a)	510	7,839
Clorox Co.	4,861	685,304
Cloudflare, Inc. Class A (a)	2,047	89,556
Clover Health Investments Corp. (a)	5,184	11,094
Coca-Cola Co.	19,798	1,245,492
Codexis, Inc. (a)	556	5,816
Coeur Mining, Inc. (a)	4,793	14,571
Cognizant Technology Solutions Corp. Class A	10,040	677,600
Coherus Biosciences, Inc. (a)	859	6,219
Coinbase Global, Inc. Class A (a)	408	19,184
Colgate-Palmolive Co.	8,357	669,730
Collegium Pharmaceutical, Inc. (a)	1,324	23,461
Security Description	Shares	Value
Comcast Corp. Class A	25,550	$1,002,582
Community Health Systems, Inc. (a)	7,111	26,666
Community Healthcare Trust, Inc. REIT	6,430	232,830
Compass, Inc. Class A (a)(b)	4,086	14,750
Computer Programs & Systems, Inc. (a)	196	6,266
Conagra Brands, Inc.	9,962	341,099
ConocoPhillips	9,962	894,687
Constellation Energy Corp.	3,323	190,275
ContextLogic, Inc. Class A (a)	5,485	8,776
Corning, Inc.	19,088	601,463
Corteva, Inc.	7,950	430,413
Costco Wholesale Corp.	4,493	2,153,405
Coty, Inc. Class A (a)	779	6,240
Couchbase, Inc. (a)	1,774	29,129
Coupa Software, Inc. (a)	102	5,824
Crowdstrike Holdings, Inc. Class A (a)	1,583	266,830
CryoPort, Inc. (a)(b)	1,061	32,870
Cryptyde, Inc. (a)	586	1,190
CS Disco, Inc. (a)(b)	818	14,757
CSX Corp.	33,052	960,491
Cullinan Oncology, Inc. (a)(b)	134	1,718
Cummins, Inc.	4,799	928,750
CVS Health Corp.	14,468	1,340,605
Cytek Biosciences, Inc. (a)	818	8,777
Cytokinetics, Inc. (a)(b)	269	10,569
Danaher Corp.	7,751	1,965,033
Danimer Scientific, Inc. (a)(b)	4,514	20,584
Datadog, Inc. Class A (a)	1,128	107,431
Dave & Buster's Entertainment, Inc. (a)	2,198	72,050
Deciphera Pharmaceuticals, Inc. (a)	3,234	42,527
Deere & Co.	2,807	840,612
Definitive Healthcare Corp. (a)	1,124	25,773
Dell Technologies, Inc. Class C	1,042	48,151
Denny's Corp. (a)	463	4,019
Dermtech, Inc. (a)	4,048	22,426
Designer Brands, Inc. Class A	1,564	20,426
Desktop Metal, Inc. Class A (a)(b)	1,128	2,482
Devon Energy Corp.	2,192	120,801
DexCom, Inc. (a)	1,184	88,244
Diebold Nixdorf, Inc. (a)(b)	6,153	13,967
Digital Turbine, Inc. (a)	3,171	55,397
DigitalOcean Holdings, Inc. (a)	204	8,437
Dine Brands Global, Inc. (b)	511	33,256
Discover Financial Services	7,161	677,287
DocuSign, Inc. (a)	561	32,190
Dollar Tree, Inc. (a)	3,876	604,075
Doma Holdings, Inc. (a)	7,638	7,867
Domo, Inc. Class B (a)	1,013	28,161
DoorDash, Inc. Class A (a)	574	36,834
Douglas Elliman, Inc.	14,742	70,614

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Dow, Inc.	8,051	$415,512
DraftKings, Inc. Class A (a)	1,525	17,797
Duke Energy Corp.	5,438	583,008
DuPont de Nemours, Inc.	5,807	322,753
DXC Technology Co. (a)	1,629	49,375
Dynavax Technologies Corp. (a)(b)	6,014	75,716
Dyne Therapeutics, Inc. (a)(b)	3,110	21,366
Dynex Capital, Inc. REIT	16,233	258,429
Easterly Government Properties, Inc. REIT	28,178	536,509
Eaton Corp. PLC	9,689	1,220,717
eBay, Inc.	10,149	422,909
Ebix, Inc.	644	10,884
Ecolab, Inc.	3,430	527,397
Edgio, Inc. (a)	4,013	9,270
Edison International	8,622	545,255
Editas Medicine, Inc. (a)	618	7,311
El Pollo Loco Holdings, Inc. (a)	129	1,269
Elanco Animal Health, Inc. (a)	2,101	41,243
Elastic NV (a)	94	6,361
Electronic Arts, Inc.	188	22,870
Elevance Health, Inc.	2,989	1,442,432
Eli Lilly & Co.	6,862	2,224,866
Ellington Financial, Inc. REIT (b)	3,649	53,531
Embark Technology, Inc. (a)	15,324	7,743
Embecta Corp. (a)	882	22,332
Emerson Electric Co.	9,962	792,377
Endo International PLC (a)	28,521	13,282
Energy Fuels, Inc. (a)(b)	420	2,064
Energy Vault Holdings, Inc. (a)(b)	612	6,132
Enfusion, Inc. Class A (a)	2,350	23,993
Enovix Corp. (a)(b)	1,226	10,924
Enphase Energy, Inc. (a)	648	126,516
EOG Resources, Inc.	7,254	801,132
EPAM Systems, Inc. (a)	298	87,844
EQRx, Inc. (a)(b)	3,168	14,858
Equity Residential REIT	4,987	360,161
Erasca, Inc. (a)(b)	376	2,094
ESS Tech, Inc. (a)	5,926	16,652
Essential Properties Realty Trust, Inc. REIT	2,500	53,725
Estee Lauder Cos., Inc. Class A	4,235	1,078,527
Etsy, Inc. (a)	382	27,966
Eventbrite, Inc. Class A (a)(b)	460	4,724
Everbridge, Inc. (a)	510	14,224
Everi Holdings, Inc. (a)	2,009	32,767
EverQuote, Inc. Class A (a)	2,594	22,931
Evolent Health, Inc. Class A (a)	1,269	38,971
Evolv Technologies Holdings, Inc. (a)	7,822	20,807
Exact Sciences Corp. (a)	94	3,703
Exelon Corp.	9,962	451,478
eXp World Holdings, Inc. (b)	658	7,745
Expedia Group, Inc. (a)	366	34,708
Expensify, Inc. Class A (a)	1,124	19,996
Security Description	Shares	Value
Expro Group Holdings NV (a)	600	$6,912
Exxon Mobil Corp.	27,579	2,361,866
F45 Training Holdings, Inc. (a)	2,860	11,240
Faraday Future Intelligent Electric, Inc. (a)(b)	8,642	22,469
Fastenal Co.	10,055	501,946
Fastly, Inc. Class A (a)(b)	282	3,274
Fate Therapeutics, Inc. (a)(b)	659	16,330
FB Financial Corp.	835	32,749
FedEx Corp.	3,760	852,430
Ferguson PLC	4,018	448,343
FibroGen, Inc. (a)	282	2,978
Fidelity National Information Services, Inc.	752	68,936
Figs, Inc. Class A (a)	612	5,575
FirstEnergy Corp.	9,962	382,441
Fiverr International, Ltd. (a)(b)	43	1,479
Ford Motor Co.	39,070	434,849
Fortinet, Inc. (a)	1,880	106,370
Fortive Corp.	4,877	265,211
Fox Corp. Class A	7,078	227,628
Franklin BSP Realty Trust, Inc. REIT	641	8,641
Franklin Resources, Inc.	14,207	331,165
Freeport-McMoRan, Inc.	5,703	166,870
Freshworks, Inc. Class A (a)(b)	1,124	14,781
fuboTV, Inc. (a)(b)	7,160	17,685
FuelCell Energy, Inc. (a)	3,349	12,559
Fulgent Genetics, Inc. (a)	188	10,252
GameStop Corp. Class A (a)(b)	370	45,251
Generac Holdings, Inc. (a)	94	19,795
General Dynamics Corp.	4,987	1,103,374
General Electric Co.	4,927	313,702
General Mills, Inc.	4,987	376,269
General Motors Co. (a)	9,962	316,393
Generation Bio Co. (a)	1,978	12,976
Geron Corp. (a)(b)	15,273	23,673
Gilead Sciences, Inc.	12,828	792,899
Ginkgo Bioworks Holdings, Inc. (a)(b)	7,764	18,478
Gitlab, Inc. Class A (a)	306	16,261
Gladstone Commercial Corp. REIT	18,105	341,098
Glaukos Corp. (a)	94	4,269
Global Blood Therapeutics, Inc. (a)	335	10,703
Global Medical REIT, Inc.	8,831	99,172
Global Payments, Inc.	282	31,200
Globalstar, Inc. (a)	39,815	48,972
Goldman Sachs Group, Inc.	4,059	1,205,604
GoodRx Holdings, Inc. Class A (a)	1,328	7,862
Gossamer Bio, Inc. (a)	1,532	12,823
Granite Point Mortgage Trust, Inc. REIT	2,131	20,394
Green Brick Partners, Inc. (a)	1,215	23,778

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
GreenLight Biosciences Holdings PBC (a)(b)	716	$1,582
Grid Dynamics Holdings, Inc. (a)	1,006	16,921
Groupon, Inc. (a)(b)	409	4,622
GrowGeneration Corp. (a)(b)	744	2,671
GSK PLC	31,279	670,695
Guardant Health, Inc. (a)	94	3,792
Haemonetics Corp. (a)	94	6,127
Halliburton Co.	9,962	312,408
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	1,463	55,389
Health Catalyst, Inc. (a)	3,220	46,658
Healthpeak Properties, Inc. REIT	13,583	351,936
Hecla Mining Co.	2,008	7,871
Heliogen, Inc. (a)	6,028	12,719
Heron Therapeutics, Inc. (a)(b)	10,767	30,040
Hershey Co.	4,987	1,073,003
Hess Corp.	4,987	528,323
Hewlett Packard Enterprise Co.	20,028	265,571
Hims & Hers Health, Inc. (a)(b)	500	2,265
Hippo Holdings, Inc. (a)	3,102	2,725
HireRight Holdings Corp. (a)	716	10,174
Home Depot, Inc.	8,763	2,403,428
Honest Co., Inc. (a)	5,722	16,708
Honeywell International, Inc.	10,111	1,757,393
HP, Inc.	18,496	606,299
HubSpot, Inc. (a)	188	56,522
Humacyte, Inc. (a)(b)	2,226	7,145
Huron Consulting Group, Inc. (a)	94	6,109
Hydrofarm Holdings Group, Inc. (a)	376	1,308
Hyzon Motors, Inc. (a)(b)	500	1,470
I3 Verticals, Inc. Class A (a)	658	16,463
Ichor Holdings, Ltd. (a)	184	4,780
Ideanomics, Inc. (a)	6,674	4,422
Ideaya Biosciences, Inc. (a)	1,328	18,326
IGM Biosciences, Inc. (a)	588	10,602
Illinois Tool Works, Inc.	6,872	1,252,422
Illumina, Inc. (a)	376	69,319
Imago Biosciences, Inc. (a)	494	6,615
ImmunityBio, Inc. (a)(b)	4,752	17,677
ImmunoGen, Inc. (a)	8,043	36,193
Immunovant, Inc. (a)	1,328	5,179
Inari Medical, Inc. (a)(b)	188	12,782
Ingersoll Rand, Inc.	7,644	321,660
Inhibrx, Inc. (a)(b)	2,130	24,175
Inmode, Ltd. (a)	2,879	64,518
Innovative Industrial Properties, Inc. REIT	962	105,695
Inogen, Inc. (a)	188	4,546
Inovio Pharmaceuticals, Inc. (a)	8,409	14,548
Inseego Corp. (a)(b)	5,476	10,350
Inspire Medical Systems, Inc. (a)	461	84,211
Installed Building Products, Inc.	43	3,576
Insulet Corp. (a)	94	20,486
Security Description	Shares	Value
Intapp, Inc. (a)	1,128	$16,514
Intel Corp.	35,903	1,343,131
Intellia Therapeutics, Inc. (a)	864	44,721
Intercept Pharmaceuticals, Inc. (a)(b)	1,548	21,378
International Business Machines Corp.	8,069	1,139,262
International Flavors & Fragrances, Inc.	1,471	175,226
International Money Express, Inc. (a)	4,016	82,208
International Seaways, Inc.	416	8,819
Intra-Cellular Therapies, Inc. (a)	1,900	108,452
Intuit, Inc.	3,427	1,320,903
Intuitive Surgical, Inc. (a)	564	113,200
Invitae Corp. (a)(b)	199	486
iRhythm Technologies, Inc. (a)	94	10,155
J.M. Smucker Co.	4,987	638,386
Jamf Holding Corp. (a)(b)	94	2,328
Johnson & Johnson	16,453	2,920,572
Johnson Controls International PLC	13,232	633,548
Joint Corp. (a)	94	1,439
JPMorgan Chase & Co.	26,608	2,996,327
Juniper Networks, Inc.	9,962	283,917
Karyopharm Therapeutics, Inc. (a)(b)	5,060	22,821
Kellogg Co.	4,987	355,773
Keysight Technologies, Inc. (a)	4,985	687,182
Kimberly-Clark Corp.	4,987	673,993
Kinder Morgan, Inc.	7,377	123,639
Kiniksa Pharmaceuticals, Ltd. Class A (a)	470	4,554
KKR Real Estate Finance Trust, Inc. REIT	2,405	41,967
KLA Corp.	188	59,987
KnowBe4, Inc. Class A (a)	306	4,780
Kohl's Corp.	4,006	142,974
Kraft Heinz Co.	578	22,045
Krystal Biotech, Inc. (a)	2	131
Kymera Therapeutics, Inc. (a)	736	14,492
Kyndryl Holdings, Inc. (a)	1,612	15,765
Lam Research Corp.	376	160,232
Lamb Weston Holdings, Inc.	3,349	239,320
Lantheus Holdings, Inc. (a)	2,013	132,918
Laredo Petroleum, Inc. (a)	335	23,095
Las Vegas Sands Corp. (a)	4,987	167,513
Latch, Inc. (a)(b)	13,736	15,659
Lattice Semiconductor Corp. (a)	94	4,559
Leidos Holdings, Inc.	1,249	125,787
Lemonade, Inc. (a)(b)	460	8,400
Lexicon Pharmaceuticals, Inc. (a)	9,980	18,563
LGI Homes, Inc. (a)	43	3,737
Liberty Broadband Corp. Class C (a)	722	83,492
Light & Wonder, Inc. Class A (a)	1,698	79,789

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Lightwave Logic, Inc. (a)(b)	1,022	$6,684
Lindblad Expeditions Holdings, Inc. (a)(b)	3,824	30,974
Livent Corp. (a)(b)	552	12,525
LivePerson, Inc. (a)	716	10,124
Local Bounti Corp. (a)(b)	2,248	7,149
Lockheed Martin Corp.	2,853	1,226,676
Lordstown Motors Corp. Class A (a)	11,413	18,033
Lovesac Co. (a)(b)	400	11,000
Lowe's Cos., Inc.	7,677	1,340,942
Lucid Group, Inc. (a)(b)	2,640	45,302
Lululemon Athletica, Inc. (a)	94	25,625
Lumen Technologies, Inc.	3,366	36,723
Luminar Technologies, Inc. (a)(b)	282	1,672
LyondellBasell Industries NV Class A	4,893	427,942
M&T Bank Corp.	3,851	613,811
M/I Homes, Inc. (a)	229	9,082
MacroGenics, Inc. (a)	4,396	12,968
Macy's, Inc.	2,105	38,564
Madrigal Pharmaceuticals, Inc. (a)	204	14,602
Magnite, Inc. (a)	886	7,868
Marathon Digital Holdings, Inc. (a)(b)	1,948	10,402
Marathon Oil Corp.	15,009	337,402
Marathon Petroleum Corp.	10,055	826,622
Maravai LifeSciences Holdings, Inc. Class A (a)	564	16,023
Markforged Holding Corp. (a)	1,504	2,782
Marqeta, Inc. Class A (a)	2,044	16,577
Marsh & McLennan Cos., Inc.	9,962	1,546,600
Marvell Technology, Inc.	3,572	155,489
Mastercard, Inc. Class A	4,937	1,557,525
Matador Resources Co.	1,565	72,913
Match Group, Inc. (a)	564	39,305
Mattel, Inc. (a)	306	6,833
Matterport, Inc. (a)(b)	4,188	15,328
Maxar Technologies, Inc.	2,514	65,590
MaxCyte, Inc. (a)	2,820	13,339
Maxeon Solar Technologies, Ltd. (a)(b)	1,980	26,314
MaxLinear, Inc. (a)	282	9,582
MBIA, Inc. (a)	716	8,843
McCormick & Co., Inc.	9,625	801,281
McDonald's Corp.	4,987	1,231,191
McKesson Corp.	3,263	1,064,423
MediaAlpha, Inc. Class A (a)(b)	1,440	14,184
Medifast, Inc.	380	68,594
Medtronic PLC	17,147	1,538,943
MeiraGTx Holdings PLC (a)	104	787
Membership Collective Group, Inc. Class A (a)(b)	2,554	16,550
Merchants Bancorp	1,284	29,108
Merck & Co., Inc.	19,932	1,817,200
MeridianLink, Inc. (a)	134	2,238
Security Description	Shares	Value
Mersana Therapeutics, Inc. (a)	6,899	$31,873
Meta Financial Group, Inc.	662	25,600
Meta Materials, Inc. (a)	1,402	1,444
Meta Platforms, Inc. Class A (a)	16,706	2,693,842
MetLife, Inc.	14,816	930,297
MGP Ingredients, Inc. (b)	70	7,006
Micron Technology, Inc.	4,234	234,056
Microsoft Corp.	52,079	13,375,450
Microvast Holdings, Inc. (a)(b)	1,647	3,656
MicroVision, Inc. (a)(b)	1,508	5,791
MiMedx Group, Inc. (a)	940	3,262
Mind Medicine MindMed, Inc. (a)(b)	15,116	9,609
Mitek Systems, Inc. (a)	3,453	31,906
Model N, Inc. (a)	252	6,446
Moderna, Inc. (a)	2,225	317,841
Monarch Casino & Resort, Inc. (a)	618	36,258
Mondelez International, Inc. Class A	4,987	309,643
MoneyGram International, Inc. (a)	740	7,400
MongoDB, Inc. (a)	290	75,255
Montauk Renewables, Inc. (a)	2,248	22,592
Monte Rosa Therapeutics, Inc. (a)(b)	774	7,485
Morgan Stanley	14,445	1,098,687
Mosaic Co.	4,579	216,266
MP Materials Corp. (a)	94	3,016
MRC Global, Inc. (a)	4,424	44,063
Multiplan Corp. (a)(b)	2,452	13,461
Myovant Sciences, Ltd. (a)	3,236	40,223
N-Able, Inc. (a)	470	4,230
NanoString Technologies, Inc. (a)	188	2,388
Natera, Inc. (a)	102	3,615
National Beverage Corp.	282	13,801
Navitas Semiconductor Corp. (a)(b)	716	2,764
nCino, Inc. (a)(b)	204	6,308
NeoGenomics, Inc. (a)	188	1,532
NeoPhotonics Corp. (a)	1,846	29,038
Nestle SA	19,523	2,272,568
NetApp, Inc.	4,987	325,352
Netflix, Inc. (a)	2,595	453,788
Newmont Corp.	4,987	297,574
News Corp. Class A	2,595	40,430
NexPoint Residential Trust, Inc. REIT	9,283	580,280
NextDecade Corp. (a)	1,634	7,255
Nextdoor Holdings, Inc. (a)	2,554	8,454
NextEra Energy, Inc.	19,981	1,547,728
NexTier Oilfield Solutions, Inc. (a)	6,003	57,089
NIKE, Inc. Class B	14,647	1,496,923
nLight, Inc. (a)	276	2,821
NMI Holdings, Inc. Class A (a)	196	3,263

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Norfolk Southern Corp.	3,887	$883,476
Northrop Grumman Corp.	2,105	1,007,390
Nov, Inc.	2,192	37,067
Novavax, Inc. (a)(b)	576	29,624
Novocure, Ltd. (a)	470	32,665
NOW, Inc. (a)	575	5,623
Nucor Corp.	376	39,258
Nurix Therapeutics, Inc. (a)	980	12,417
nVent Electric PLC	369	11,561
NVIDIA Corp.	16,718	2,534,282
Oak Street Health, Inc. (a)(b)	658	10,818
Occidental Petroleum Corp.	5,939	349,688
Oceaneering International, Inc. (a)	3,688	39,388
Ocugen, Inc. (a)	2,752	6,247
Offerpad Solutions, Inc. (a)	1,532	3,340
Okta, Inc. (a)	282	25,493
Olo, Inc. Class A (a)(b)	818	8,074
ON Semiconductor Corp. (a)	1,222	61,479
ON24, Inc. (a)	124	1,177
OneSpan, Inc. (a)	1,312	15,613
Open Lending Corp. Class A (a)	1,022	10,455
Opendoor Technologies, Inc. (a)(b)	2,044	9,627
OptimizeRx Corp. (a)	2,002	54,835
Oracle Corp.	15,337	1,071,596
OraSure Technologies, Inc. (a)	564	1,528
O'Reilly Automotive, Inc. (a)	1,549	978,596
Organogenesis Holdings, Inc. (a)	658	3,211
Organon & Co.	1,784	60,210
Origin Materials, Inc. (a)	752	3,850
Oscar Health, Inc. Class A (a)(b)	1,124	4,777
Otis Worldwide Corp.	2,500	176,675
Ouster, Inc. (a)	4,188	6,785
Outset Medical, Inc. (a)	502	7,460
Overstock.com, Inc. (a)(b)	928	23,209
Owens & Minor, Inc.	2,782	87,494
Pacific Biosciences of California, Inc. (a)(b)	1,288	5,693
Palantir Technologies, Inc. Class A (a)	7,115	64,533
Palo Alto Networks, Inc. (a)	196	96,812
Palomar Holdings, Inc. (a)	861	55,448
Par Pacific Holdings, Inc. (a)	280	4,365
PAR Technology Corp. (a)(b)	94	3,524
Paragon 28, Inc. (a)(b)	408	6,475
Paramount Global Class B (b)	9,690	239,149
Parker-Hannifin Corp.	4,011	986,907
Party City Holdco, Inc. (a)(b)	1,128	1,489
Paya Holdings, Inc. (a)	5,452	35,820
Paymentus Holdings, Inc. Class A (a)	282	3,770
Payoneer Global, Inc. (a)	2,668	10,459
PayPal Holdings, Inc. (a)	10,610	741,002
PBF Energy, Inc. Class A (a)	1,933	56,096
Peabody Energy Corp. (a)	1,400	29,862
Security Description	Shares	Value
Peloton Interactive, Inc. Class A (a)	1,872	$17,185
Penn National Gaming, Inc. (a)	632	19,226
Pennant Group, Inc. (a)	1,410	18,062
PennyMac Financial Services, Inc.	196	8,567
Pentair PLC	369	16,889
PepsiCo, Inc.	10,248	1,707,932
PetIQ, Inc. (a)	282	4,735
PetMed Express, Inc. (b)	659	13,114
Pfizer, Inc.	42,911	2,249,824
PG&E Corp. (a)	1,034	10,319
Phathom Pharmaceuticals, Inc. (a)(b)	1,615	13,631
Philip Morris International, Inc.	9,962	983,648
Phillips 66	2,475	202,925
Phreesia, Inc. (a)	2,268	56,723
Piedmont Lithium, Inc. (a)	362	13,180
Pinterest, Inc. Class A (a)	2,991	54,317
Pioneer Natural Resources Co.	3,364	750,441
Planet Labs PBC (a)(b)	5,618	24,326
Playstudios, Inc. (a)	3,882	16,615
PLBY Group, Inc. (a)(b)	1,022	6,541
Plug Power, Inc. (a)(b)	2,825	46,810
PMV Pharmaceuticals, Inc. (a)(b)	408	5,814
PNC Financial Services Group, Inc.	4,987	786,799
Point Biopharma Global, Inc. (a)(b)	944	6,429
Porch Group, Inc. (a)(b)	1,942	4,972
PPL Corp.	15,009	407,194
Praxis Precision Medicines, Inc. (a)	2,168	5,312
Precigen, Inc. (a)(b)	19,290	25,849
Premier Financial Corp.	196	4,969
Privia Health Group, Inc. (a)	188	5,475
PROCEPT BioRobotics Corp. (a)(b)	306	10,003
Procter & Gamble Co.	10,813	1,554,801
Prologis, Inc. REIT	12,518	1,472,743
PROS Holdings, Inc. (a)	470	12,328
Proterra, Inc. (a)	564	2,617
Provention Bio, Inc. (a)(b)	1,380	5,520
Prudential Financial, Inc.	7,473	715,017
PTC Therapeutics, Inc. (a)	1,227	49,154
Public Service Enterprise Group, Inc.	9,962	630,395
Public Storage REIT	4,207	1,315,403
PubMatic, Inc. Class A (a)	546	8,676
Pulmonx Corp. (a)	148	2,179
PureCycle Technologies, Inc. (a)(b)	3,056	22,676
Purple Innovation, Inc. (a)(b)	3,772	11,542
QUALCOMM, Inc.	10,085	1,288,258
Quanterix Corp. (a)	648	10,491
Quantum-Si, Inc. (a)	6,420	14,894

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
QuidelOrtho Corp. (a)	94	$9,135
QuinStreet, Inc. (a)	864	8,692
Qurate Retail, Inc. Class A	9,102	26,123
Radius Health, Inc. (a)	3,450	35,776
Ramaco Resources, Inc.	1,124	14,781
Rapt Therapeutics, Inc. (a)(b)	1,430	26,097
Raytheon Technologies Corp.	16,739	1,608,785
RealReal, Inc. (a)(b)	2,656	6,613
Reata Pharmaceuticals, Inc. Class A (a)(b)	204	6,200
REC Silicon ASA (a)(b)	17,304	26,771
Recursion Pharmaceuticals, Inc. Class A (a)	3,032	24,680
Redfin Corp. (a)(b)	1,108	9,130
Regeneron Pharmaceuticals, Inc. (a)	188	111,132
REGENXBIO, Inc. (a)	174	4,298
Relmada Therapeutics, Inc. (a)	703	13,350
Remitly Global, Inc. (a)	1,022	7,829
Repay Holdings Corp. (a)	940	12,079
Resideo Technologies, Inc. (a)	974	18,915
Retail Opportunity Investments Corp. REIT	41,162	649,536
Revance Therapeutics, Inc. (a)	2,867	39,622
Rhythm Pharmaceuticals, Inc. (a)	4,188	17,380
Rigel Pharmaceuticals, Inc. (a)	21,487	24,280
Rimini Street, Inc. (a)	7,144	42,935
RingCentral, Inc. Class A (a)	188	9,825
Riot Blockchain, Inc. (a)(b)	2,928	12,268
Rivian Automotive, Inc. Class A (a)	804	20,695
ROBLOX Corp. Class A (a)(b)	1,838	60,397
Roche Holding AG	4,878	1,623,113
Rocket Pharmaceuticals, Inc. (a)	1,304	17,943
Rockley Photonics Holdings, Ltd. (a)(b)	5,922	12,910
Roivant Sciences, Ltd. (a)	2,452	9,980
Roku, Inc. (a)	664	54,541
Root, Inc. Class A (a)	4,904	5,836
Ross Stores, Inc.	9,026	633,896
Rover Group, Inc. (a)	940	3,534
Rush Street Interactive, Inc. (a)	2,146	10,022
Ruth's Hospitality Group, Inc.	5,145	83,658
Sabre Corp. (a)(b)	1,196	6,973
Safehold, Inc. REIT (b)	1,049	37,103
Salesforce, Inc. (a)	9,687	1,598,742
Samsara, Inc. Class A (a)	1,634	18,252
Sana Biotechnology, Inc. (a)(b)	1,128	7,253
Sangamo Therapeutics, Inc. (a)	3,311	13,708
Sarepta Therapeutics, Inc. (a)	380	28,485
Schlumberger NV	10,142	362,678
Schneider Electric SE	5,179	611,284
Scholar Rock Holding Corp. (a)	5,029	27,609
Schrodinger, Inc. (a)	938	24,773
Seagate Technology Holdings PLC	3,969	283,545
Security Description	Shares	Value
Seer, Inc. (a)	2,240	$20,048
Select Energy Services, Inc. Class A (a)	12,271	83,688
Sema4 Holdings Corp. (a)(b)	11,067	13,944
SEMrush Holdings, Inc. Class A (a)(b)	2,452	31,704
Senseonics Holdings, Inc. (a)(b)	18,374	18,925
Seres Therapeutics, Inc. (a)	2,405	8,249
Seritage Growth Properties Class A, REIT (a)	3,183	16,583
ServiceNow, Inc. (a)	954	453,646
Shoals Technologies Group, Inc. Class A (a)	972	16,019
Shockwave Medical, Inc. (a)	196	37,469
ShotSpotter, Inc. (a)	1,598	43,002
SI-BONE, Inc. (a)	770	10,164
SIGA Technologies, Inc. (b)	2,008	23,253
Signature Bank	376	67,383
Signify Health, Inc. Class A (a)(b)	376	5,189
Silk Road Medical, Inc. (a)	486	17,686
Silvergate Capital Corp. Class A (a)	356	19,057
Simon Property Group, Inc. REIT	4,987	473,366
Simulations Plus, Inc. (b)	806	39,760
Sinch AB (a)(b)(c)	2,699	8,769
SiTime Corp. (a)	94	15,325
Skillsoft Corp. (a)	470	1,654
Skillz, Inc. (a)(b)	9,099	11,283
Skyline Champion Corp. (a)	1,184	56,145
Smartsheet, Inc. Class A (a)	188	5,909
Smith & Wesson Brands, Inc.	470	6,171
Snap One Holdings Corp. (a)	510	4,677
Snap, Inc. Class A (a)	6,475	85,017
Snowflake, Inc. Class A (a)	1,224	170,209
SolarEdge Technologies, Inc. (a)	231	63,220
Solid Power, Inc. (a)	612	3,293
SomaLogic, Inc. (a)	1,124	5,080
Sorrento Therapeutics, Inc. (a)	8,193	16,468
Southern Co.	4,987	355,623
Spartacus Acquisition Corp. (a)	3,576	8,118
Splunk, Inc. (a)	102	9,023
Sprinklr, Inc. Class A (a)(b)	658	6,652
Sprout Social, Inc. Class A (a)	736	42,740
Squarespace, Inc. Class A (a)	306	6,402
STAAR Surgical Co. (a)	196	13,902
Starbucks Corp.	15,523	1,185,802
State Street Corp. (g)	4,987	307,449
Stellantis NV	8,539	105,268
Stem, Inc. (a)(b)	470	3,365
Stoke Therapeutics, Inc. (a)	376	4,967
Sumo Logic, Inc. (a)	1,532	11,475
Sunnova Energy International, Inc. (a)(b)	1,781	32,824
Surmodics, Inc. (a)	94	3,500
SVB Financial Group (a)	94	37,129
Swiss Re AG	4,700	363,196
Synchrony Financial	5,561	153,595

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Syndax Pharmaceuticals, Inc. (a)	920	$17,701
Sysco Corp.	9,962	843,881
Tactile Systems Technology, Inc. (a)	2,162	15,783
Take-Two Interactive Software, Inc. (a)	102	12,498
Tandem Diabetes Care, Inc. (a)	461	27,287
Tango Therapeutics, Inc. (a)	1,774	8,036
Tapestry, Inc.	4,775	145,733
Target Corp.	4,987	704,314
TechTarget, Inc. (a)	4,146	272,475
Teladoc Health, Inc. (a)	287	9,531
Tellurian, Inc. (a)(b)	5,523	16,459
Telos Corp. (a)	2,330	18,826
Tenneco, Inc. Class A (a)	3,504	60,129
Tesla, Inc. (a)	5,984	4,029,745
Texas Instruments, Inc.	12,031	1,848,563
TG Therapeutics, Inc. (a)	3,126	13,285
Thermo Fisher Scientific, Inc.	4,497	2,443,130
ThredUp, Inc. Class A (a)	1,838	4,595
TJX Cos., Inc.	17,858	997,369
T-Mobile US, Inc. (a)	564	75,881
TPI Composites, Inc. (a)	1,316	16,450
Trade Desk, Inc. Class A (a)	2,734	114,527
Traeger, Inc. (a)	1,124	4,777
Trane Technologies PLC	7,546	979,999
TransMedics Group, Inc. (a)	1,598	50,257
TRANSOCEAN, Ltd. (a)(b)	2,119	7,056
Travelers Cos., Inc.	4,987	843,451
Treace Medical Concepts, Inc. (a)	682	9,780
Triumph Bancorp, Inc. (a)	102	6,381
Triumph Group, Inc. (a)	2,867	38,102
Tupperware Brands Corp. (a)	282	1,788
Turning Point Brands, Inc.	94	2,550
Turning Point Therapeutics, Inc. (a)	510	38,377
Twilio, Inc. Class A (a)	655	54,896
Twist Bioscience Corp. (a)	1,329	46,462
Twitter, Inc. (a)	2,971	111,086
Tyson Foods, Inc. Class A	7,667	659,822
Uber Technologies, Inc. (a)	4,622	94,566
Ultra Clean Holdings, Inc. (a)	282	8,395
UMH Properties, Inc. REIT	28,608	505,217
Union Pacific Corp.	6,636	1,415,326
Unisys Corp. (a)	1,919	23,086
United Parcel Service, Inc. Class B	4,987	910,327
UnitedHealth Group, Inc.	8,104	4,162,457
Unity Software, Inc. (a)(b)	818	30,119
Universal Corp.	174	10,527
Upland Software, Inc. (a)	510	7,405
Upstart Holdings, Inc. (a)(b)	480	15,178
Upwork, Inc. (a)	846	17,495
Uranium Energy Corp. (a)(b)	2,728	8,402
Urstadt Biddle Properties, Inc. Class A, REIT	1,224	19,829
Security Description	Shares	Value
US Bancorp	15,140	$696,743
Valero Energy Corp.	6,039	641,825
Vanda Pharmaceuticals, Inc. (a)	429	4,676
Vaxart, Inc. (a)	5,226	18,291
VBI Vaccines, Inc. (a)	32,814	26,530
Vector Group, Ltd.	29,487	309,613
Velodyne Lidar, Inc. (a)	7,750	7,403
Vera Therapeutics, Inc. (a)	408	5,553
Veracyte, Inc. (a)	184	3,662
Veritone, Inc. (a)(b)	3,266	21,327
Verizon Communications, Inc.	17,064	865,998
Vertex, Inc. Class A (a)	1,868	21,164
Veru, Inc. (a)(b)	3,478	39,301
Verve Therapeutics, Inc. (a)(b)	794	12,132
Viad Corp. (a)	552	15,241
Viatris, Inc.	6,297	65,930
Vicor Corp. (a)	102	5,582
Victoria's Secret & Co. (a)	480	13,426
ViewRay, Inc. (a)	4,286	11,358
Vimeo, Inc. (a)	1,036	6,237
Vinco Ventures, Inc. (a)(b)	5,862	8,090
Vir Biotechnology, Inc. (a)	560	14,263
Virgin Galactic Holdings, Inc. (a)	1,844	11,101
Viridian Therapeutics, Inc. (a)	1,124	13,005
Visa, Inc. Class A	13,915	2,739,724
Vista Outdoor, Inc. (a)	1,264	35,266
Vital Farms, Inc. (a)	114	997
Vivint Smart Home, Inc. (a)(b)	4,136	14,393
VMware, Inc. Class A	456	51,975
Vobile Group, Ltd. (a)(b)	33,110	19,578
Volta, Inc. (a)(b)	6,656	8,653
Vontier Corp.	1,945	44,716
Vuzix Corp. (a)(b)	3,235	22,968
Walgreens Boots Alliance, Inc.	9,962	377,560
Walmart, Inc.	10,248	1,245,952
Walt Disney Co. (a)	16,321	1,540,702
Warner Bros Discovery, Inc. (a)	14,316	192,121
Waste Management, Inc.	9,874	1,510,524
Wayfair, Inc. Class A (a)(b)	287	12,502
Wells Fargo & Co.	35,781	1,401,542
Western Digital Corp. (a)	6,210	278,394
WeWork, Inc. Class A (a)(b)	2,656	13,333
Willdan Group, Inc. (a)	658	18,148
Williams Cos., Inc.	9,077	283,293
WM Technology, Inc. (a)	5,140	16,911
Wolfspeed, Inc. (a)	282	17,893
Workhorse Group, Inc. (a)(b)	5,538	14,399
Yext, Inc. (a)	1,504	7,189
Y-mAbs Therapeutics, Inc. (a)	2,792	42,243
Yum! Brands, Inc.	4,987	566,074
Zendesk, Inc. (a)	94	6,963
Zentalis Pharmaceuticals, Inc. (a)	204	5,732
Zeta Global Holdings Corp. Class A (a)	2,146	9,700
Zillow Group, Inc. Class C (a)(b)	831	26,384

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Zoetis, Inc.	575	$98,837
Zoom Video Communications, Inc. Class A (a)	1,479	159,688
ZoomInfo Technologies, Inc. (a)	1,316	43,744
Zscaler, Inc. (a)	651	97,331
		262,470,895
ZAMBIA — 0.0% (e)
First Quantum Minerals, Ltd.	4,074	77,125
TOTAL COMMON STOCKS (Cost $479,817,031)		432,642,628

RIGHTS — 0.0% (e)
HONG KONG — 0.0% (e)
MICROPORT Rights (expiring 07/29/22) (a)(f)	1	—
ITALY — 0.0% (e)
Saipem SpA (expiring 07/11/22) (a)(b)	98	129
UNITED STATES — 0.0% (e)
Progenic Pharmaceuticals, Inc. (CVR) (a)	5,004	214
TOTAL RIGHTS (Cost $16,067)		343
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (h)(i)	1,469,218	1,469,071
State Street Navigator Securities Lending Portfolio II (g)(j)	9,919,799	9,919,799
TOTAL SHORT-TERM INVESTMENTS (Cost $11,389,056)		11,388,870
TOTAL INVESTMENTS — 101.9% (Cost $491,222,154)		444,031,841
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(8,137,616)
NET ASSETS — 100.0%		$435,894,225

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the securities is $2,945, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2022.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$431,873,680	$766,003	$2,945	$432,642,628
Rights	129	214	0(a)	343
Short-Term Investments	11,388,870	—	—	11,388,870
TOTAL INVESTMENTS	$443,262,679	$766,217	$2,945	$444,031,841
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2022.
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Sector Breakdown as of June 30, 2022

% of Net Assets
Information Technology	20.0%
Financials	13.6
Health Care	13.1
Consumer Discretionary	11.2
Industrials	11.1
Communication Services	7.5
Consumer Staples	7.3
Energy	5.0
Materials	4.6
Real Estate	3.3
Utilities	2.6
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Corp.	5,305	$449,440	$106,562	$130,703	$34,151	$(152,001)	4,987	$307,449	$9,102
State Street Institutional Liquid Reserves Fund, Premier Class	990,099	990,297	26,161,664	25,682,695	(9)	(186)	1,469,218	1,469,071	2,368
State Street Navigator Securities Lending Portfolio II	9,339,802	9,339,802	45,579,478	44,999,481	—	—	9,919,799	9,919,799	11,226
Total		$10,779,539	$71,847,704	$70,812,879	$34,142	$(152,187)		$11,696,319	$22,696
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.2%
ASX, Ltd.	913	$51,300
Australia & New Zealand Banking Group, Ltd.	19,992	302,858
Cochlear, Ltd.	291	39,761
Commonwealth Bank of Australia	5,820	361,712
CSL, Ltd.	1,759	325,449
Fortescue Metals Group, Ltd.	12,394	149,404
Goodman Group REIT	23,993	294,338
GPT Group REIT	26,842	77,892
Macquarie Group, Ltd.	752	85,070
Medibank Pvt, Ltd.	17,488	39,083
Mineral Resources, Ltd. (a)	949	31,500
National Australia Bank, Ltd.	6,618	124,648
QBE Insurance Group, Ltd.	10,274	85,839
REA Group, Ltd.	378	29,068
Scentre Group REIT	41,536	73,976
Stockland REIT (b)	8,943	22,200
Suncorp Group, Ltd.	18,263	137,893
Transurban Group Stapled Security	23,989	237,213
Treasury Wine Estates, Ltd.	4,039	31,524
Vicinity Centres REIT	26,558	33,512
Wesfarmers, Ltd.	5,293	152,541
		2,686,781
AUSTRIA — 0.2%
Verbund AG	3,815	372,316
BELGIUM — 0.3%
Anheuser-Busch InBev SA/NV	1,383	74,259
Elia Group SA (b)	2,630	371,737
Groupe Bruxelles Lambert SA	378	31,488
KBC Group NV	2,182	122,134
UCB SA	779	65,674
Umicore SA	3,151	109,763
		775,055
BRAZIL — 0.8%
Americanas SA	8,967	23,029
Atacadao SA	9,937	31,676
B3 SA - Brasil Bolsa Balcao	34,593	72,501
Banco Bradesco SA Preference Shares	261	858
Banco Bradesco SA	1,021	2,808
Banco BTG Pactual SA	11,603	49,501
BB Seguridade Participacoes SA	13,411	66,575
CCR SA	84,867	203,345
Hapvida Participacoes e Investimentos SA (c)	24,836	25,978
Hypera SA	8,024	58,368
Itau Unibanco Holding SA Preference Shares	42,430	183,937
Localiza Rent a Car SA	10,359	103,819
Lojas Renner SA	31,736	137,274
Security Description	Shares	Value
Magazine Luiza SA	30,461	$13,630
MercadoLibre, Inc. (a)	236	150,301
Natura & Co. Holding SA	7,614	19,539
Raia Drogasil SA	10,768	39,535
WEG SA	41,933	212,093
Wheaton Precious Metals Corp.	8,431	303,136
		1,697,903
CANADA — 4.6%
Agnico Eagle Mines, Ltd.	2,785	127,208
Bank of Montreal (b)	6,627	635,908
Bank of Nova Scotia (b)	7,800	460,641
BCE, Inc.	4,656	228,369
BlackBerry, Ltd. (a)	11,916	64,109
Cameco Corp.	5,635	118,209
Canadian Imperial Bank of Commerce (b)	16,216	785,815
CGI, Inc. (a)	3,570	283,784
Dollarama, Inc.	2,396	137,673
Franco-Nevada Corp.	3,746	491,703
GFL Environmental, Inc. (b)	850	21,850
Great-West Lifeco, Inc.	13,588	331,076
Hydro One, Ltd. (c)	26,205	703,093
iA Financial Corp., Inc.	2,095	103,975
IGM Financial, Inc. (b)	3,450	92,271
Intact Financial Corp.	1,747	245,890
Ivanhoe Mines, Ltd. Class A (a)(b)	19,836	113,946
Loblaw Cos., Ltd.	13,075	1,176,694
National Bank of Canada	1,617	105,886
Northland Power, Inc.	18,074	536,917
Pan American Silver Corp. (b)	2,264	44,387
Power Corp. of Canada	13,941	357,941
Restaurant Brands International, Inc.	528	26,430
RioCan Real Estate Investment Trust	12,052	187,047
Rogers Communications, Inc. Class B (b)	3,995	191,024
Royal Bank of Canada	12,678	1,224,998
Shaw Communications, Inc. Class B	5,586	164,252
Shopify, Inc. Class A (a)(b)	4,430	138,125
Sun Life Financial, Inc.	7,470	341,549
Thomson Reuters Corp.	1,844	191,826
TMX Group, Ltd.	237	24,068
Toromont Industries, Ltd.	713	57,529
Toronto-Dominion Bank (b)	10,352	677,400
		10,391,593
CHILE — 0.3%
Antofagasta PLC	13,074	183,388
Banco de Chile	583,333	51,991
Banco de Credito e Inversiones SA	1,121	32,141
Banco Santander Chile	2,131,373	84,289

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Enel Chile SA	882,155	$19,538
Falabella SA	38,454	88,248
Lundin Mining Corp.	13,593	85,987
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,330	108,601
		654,183
CHINA — 4.3%
Alibaba Group Holding, Ltd. (a)	67,324	960,062
Baidu, Inc. Class A (a)	9,272	175,468
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	195,600	146,462
BOE Technology Group Co., Ltd. Class A	43,600	25,623
Bosideng International Holdings, Ltd.	44,000	27,307
BYD Co., Ltd. Class A	2,600	129,333
BYD Co., Ltd. Class H	8,000	320,124
CanSino Biologics, Inc. Class H (b)(c)	2,600	26,623
China Common Rich Renewable Energy Investment, Ltd. (b)(d)	24,000	—
China Conch Venture Holdings, Ltd.	131,000	285,474
China Evergrande Group (a)(b)(d)	33,700	5,315
China Life Insurance Co., Ltd. Class H	49,000	85,299
China Longyuan Power Group Corp., Ltd. Class H	167,000	322,637
China Overseas Land & Investment, Ltd.	64,000	202,270
China Vanke Co., Ltd. Class H	24,296	61,058
China Yangtze Power Co., Ltd. Class A	33,696	116,204
CIFI Holdings Group Co., Ltd.	60,320	30,287
Contemporary Amperex Technology Co., Ltd. Class A (a)	4,300	342,502
Country Garden Services Holdings Co., Ltd.	12,000	53,448
CSPC Pharmaceutical Group, Ltd.	58,720	58,294
ESR Group, Ltd. (a)(c)	8,600	23,235
Gotion High-tech Co., Ltd. Class A	6,300	42,851
Gree Electric Appliances, Inc. of Zhuhai Class A	14,100	70,919
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	3,200	35,951
Hangzhou Tigermed Consulting Co., Ltd. Class H (c)	2,500	28,897
Hansoh Pharmaceutical Group Co., Ltd. (c)	18,000	36,335
Huadong Medicine Co., Ltd. Class A	6,100	41,090
Security Description	Shares	Value
JA Solar Technology Co., Ltd. Class A	10,640	$125,219
JD.com, Inc. Class A	3,496	112,628
KE Holdings, Inc. ADR (a)	1,906	34,213
Kingdee International Software Group Co., Ltd. (a)	40,000	93,794
Kweichow Moutai Co., Ltd. Class A	102	31,113
Li Auto, Inc. ADR (a)	2,311	88,534
LONGi Green Energy Technology Co., Ltd. Class A	36,232	360,093
Meituan Class B (a)(c)	15,400	381,126
Ming Yang Smart Energy Group, Ltd. Class A	9,600	48,400
NARI Technology Co., Ltd. Class A	32,040	129,036
NIO, Inc. ADR (a)	9,068	196,957
Pinduoduo, Inc. ADR (a)	1,522	94,060
Prosus NV (a)	4,795	313,208
Shanghai Baosight Software Co., Ltd. Class A	5,400	43,978
Shanghai Putailai New Energy Technology Co., Ltd. Class A	6,600	83,088
Shenzhen Inovance Technology Co., Ltd. Class A	5,300	52,073
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	600	28,030
Shenzhen Senior Technology Material Co., Ltd. Class A	897	3,885
Sunac China Holdings, Ltd. (d)	11,000	3,210
Sungrow Power Supply Co., Ltd. Class A	7,000	102,585
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	15,400	135,274
Tencent Holdings, Ltd.	24,784	1,119,346
Tongwei Co., Ltd. Class A	21,500	191,968
Topsports International Holdings, Ltd. (c)	29,000	26,350
Trina Solar Co., Ltd. Class A	6,058	58,961
Trip.com Group, Ltd. ADR (a)	3,013	82,707
Unisplendour Corp., Ltd. Class A	13,700	39,644
Weibo Corp. ADR (a)	1,113	25,744
Wharf Holdings, Ltd.	41,000	149,434
WuXi AppTec Co., Ltd. Class A	1,700	26,369
Wuxi Biologics Cayman, Inc. (a)(c)	10,000	91,501
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	3,700	34,869
Xiaomi Corp. Class B (a)(b)(c)	29,000	50,409
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	16,500	36,425
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	61,600	115,241
Xinyi Solar Holdings, Ltd.	214,000	330,534
XPeng, Inc. ADR (a)	4,356	138,259

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Yadea Group Holdings, Ltd. (c)	58,000	$113,532
Yealink Network Technology Corp., Ltd. Class A	4,300	48,842
Yihai Kerry Arawana Holdings Co., Ltd. Class A (a)	3,600	29,007
Yuexiu Property Co., Ltd.	92,000	117,946
Yunnan Baiyao Group Co., Ltd. Class A	5,380	48,462
Zai Lab, Ltd. ADR (a)	648	22,473
Zhejiang Chint Electrics Co., Ltd. Class A	10,300	54,971
Zhejiang Expressway Co., Ltd. Class H (b)	108,000	99,646
Zhuzhou CRRC Times Electric Co., Ltd.	42,400	209,111
ZTE Corp. Class A	18,900	71,972
ZTE Corp. Class H	52,600	122,535
		9,569,830
CZECH REPUBLIC — 0.0% (e)
Komercni banka A/S	1,492	41,777
DENMARK — 1.2%
Chr. Hansen Holding A/S	372	27,016
Coloplast A/S Class B	254	28,866
Genmab A/S (a)	113	36,490
Novo Nordisk A/S Class B	7,998	885,100
Novozymes A/S Class B	13,587	813,690
ROCKWOOL A/S Class B	689	154,734
Vestas Wind Systems A/S	31,555	664,960
		2,610,856
FINLAND — 0.5%
Kesko Oyj Class B	21,757	512,009
Nokia Oyj (f)	3,830	17,776
Nokia Oyj (f)	11,210	52,128
Orion Oyj Class B	747	33,269
Sampo Oyj Class A	4,762	206,704
Wartsila OYJ Abp	29,850	231,866
		1,053,752
FRANCE — 2.8%
Airbus SE	776	75,002
Alstom SA	16,733	377,685
AXA SA	3,658	82,833
Bouygues SA	4,673	143,435
Capgemini SE	319	54,510
Covivio REIT	1,582	87,574
Dassault Systemes SE	22,854	838,993
Edenred	1,810	85,095
Eiffage SA	1,748	156,941
EssilorLuxottica SA	1,253	187,192
Gecina SA REIT	1,570	146,081
Getlink SE	35,050	616,702
Hermes International	68	75,854
Ipsen SA	284	26,736
Kering SA	273	139,878
Klepierre SA REIT (a)	5,905	113,343
Security Description	Shares	Value
Legrand SA	2,765	$203,676
L'Oreal SA	1,202	413,808
LVMH Moet Hennessy Louis Vuitton SE	1,044	634,896
Pernod Ricard SA	1,743	319,435
Remy Cointreau SA	253	44,092
Safran SA	2,834	279,126
Sanofi	4,668	470,155
Sartorius Stedim Biotech	72	22,529
Thales SA	326	39,893
Vinci SA	5,627	499,798
Vivendi SE	3,063	31,049
Worldline SA (a)(c)	703	26,003
		6,192,314
GERMANY — 1.2%
adidas AG	754	133,028
Allianz SE	1,630	310,347
Beiersdorf AG	399	40,662
Brenntag SE	1,345	87,321
Carl Zeiss Meditec AG	353	42,034
Deutsche Boerse AG	498	83,093
Deutsche Post AG	3,210	119,940
Infineon Technologies AG	2,029	48,979
KION Group AG	3,431	142,007
Knorr-Bremse AG	3,731	212,269
LEG Immobilien SE	859	71,053
Merck KGaA	558	93,921
MTU Aero Engines AG	166	30,145
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,300	304,707
SAP SE	4,411	400,876
Sartorius AG Preference Shares	164	57,163
Siemens AG	1,012	102,721
Siemens Healthineers AG (c)	2,771	140,473
Vonovia SE	8,396	258,061
Zalando SE (a)(c)	1,051	27,425
		2,706,225
GREECE — 0.0% (e)
JUMBO SA	2,043	29,603
HONG KONG — 0.3%
AIA Group, Ltd.	32,400	351,171
Hong Kong Exchanges & Clearing, Ltd.	5,733	282,012
Prudential PLC	4,149	51,194
Sino Biopharmaceutical, Ltd.	56,750	35,944
		720,321
HUNGARY — 0.0% (e)
OTP Bank Nyrt	827	18,351
INDIA — 1.1%
Adani Green Energy, Ltd. (a)	11,590	283,188
Asian Paints, Ltd.	785	26,791
Avenue Supermarts, Ltd. (a)(c)	724	31,226

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Bajaj Finance, Ltd.	982	$67,154
Bajaj Finserv, Ltd.	387	53,570
Bandhan Bank, Ltd. (c)	11,058	36,896
Bharat Electronics, Ltd.	39,692	117,660
Bharti Airtel, Ltd. (a)	3,779	32,776
Biocon, Ltd.	5,931	23,162
Colgate-Palmolive India, Ltd.	1,450	27,300
Divi's Laboratories, Ltd.	611	28,088
DLF, Ltd.	5,580	22,095
Havells India, Ltd.	11,441	159,100
HCL Technologies, Ltd.	4,302	53,017
HDFC Life Insurance Co., Ltd. (c)	3,384	23,568
Hindustan Unilever, Ltd.	3,109	87,815
Housing Development Finance Corp., Ltd.	5,716	157,125
Infosys, Ltd. ADR	16,730	309,672
Kotak Mahindra Bank, Ltd.	3,160	66,467
SBI Life Insurance Co., Ltd. (c)	2,045	28,008
Sun Pharmaceutical Industries, Ltd.	6,674	70,194
Tata Consultancy Services, Ltd.	6,663	275,649
Tata Consumer Products, Ltd.	3,951	35,339
Tech Mahindra, Ltd.	6,049	76,596
Torrent Pharmaceuticals, Ltd.	1,750	63,382
Trent, Ltd.	2,429	33,038
Wipro, Ltd. ADR	34,071	180,917
Yes Bank, Ltd. (a)	203,600	32,613
		2,402,406
INDONESIA — 0.1%
Bank Central Asia Tbk PT	95,700	46,573
Merdeka Copper Gold Tbk PT (a)	377,649	101,146
		147,719
IRELAND — 0.2%
Kingspan Group PLC	8,514	510,915
ISRAEL — 0.1%
Azrieli Group, Ltd.	1,174	81,928
Bank Hapoalim BM	14,429	120,140
Nice, Ltd. (a)	123	23,549
Wix.com, Ltd. (a)	350	22,943
		248,560
ITALY — 0.6%
Amplifon SpA	2,203	67,366
Davide Campari-Milano NV	4,503	47,241
DiaSorin SpA	184	24,084
FinecoBank Banca Fineco SpA	3,285	39,220
Mediobanca Banca di Credito Finanziario SpA	13,566	117,120
Moncler SpA	519	22,208
Recordati Industria Chimica e Farmaceutica SpA	1,391	60,365
Security Description	Shares	Value
Terna - Rete Elettrica Nazionale	112,080	$877,399
		1,255,003
JAPAN — 5.2%
Advantest Corp.	400	21,376
Asahi Intecc Co., Ltd.	1,500	22,612
Astellas Pharma, Inc.	12,500	194,601
Azbil Corp.	9,300	244,043
Chugai Pharmaceutical Co., Ltd. (b)	5,100	130,264
Daiichi Sankyo Co., Ltd.	10,000	252,990
Daito Trust Construction Co., Ltd.	700	60,336
East Japan Railway Co.	16,600	847,748
Eisai Co., Ltd.	1,500	63,211
FANUC Corp.	6,300	984,962
Fast Retailing Co., Ltd.	400	209,282
Fuji Electric Co., Ltd.	10,100	417,813
FUJIFILM Holdings Corp.	5,600	300,002
Hamamatsu Photonics KK	1,300	50,429
Hikari Tsushin, Inc.	300	30,717
Hoya Corp.	1,500	127,912
Ibiden Co., Ltd.	1,400	39,417
Itochu Techno-Solutions Corp.	1,500	36,712
Japan Exchange Group, Inc.	1,600	23,060
Keio Corp.	2,000	71,473
Keisei Electric Railway Co., Ltd.	10,500	289,058
Keyence Corp.	800	273,115
Kikkoman Corp.	400	21,199
Koito Manufacturing Co., Ltd.	1,900	60,208
Kubota Corp. (b)	7,900	117,871
Kurita Water Industries, Ltd.	8,300	299,974
Kyocera Corp.	10,700	571,486
Kyowa Kirin Co., Ltd.	1,100	24,695
Lasertec Corp. (b)	200	23,775
M3, Inc.	1,200	34,431
Mitsui Fudosan Co., Ltd.	5,600	120,261
MonotaRO Co., Ltd. (b)	1,500	22,259
Murata Manufacturing Co., Ltd.	900	48,996
NEC Corp.	1,700	65,945
Nexon Co., Ltd.	1,400	28,628
NGK Insulators, Ltd.	4,600	61,895
Nidec Corp.	1,800	111,030
Nintendo Co., Ltd.	100	43,193
Nippon Shinyaku Co., Ltd.	400	24,291
NTT Data Corp.	1,500	20,713
Obic Co., Ltd.	200	28,251
Olympus Corp.	5,500	110,381
Omron Corp.	12,200	618,823
Ono Pharmaceutical Co., Ltd.	4,000	102,521
Oriental Land Co., Ltd.	300	41,780
ORIX Corp.	7,400	123,973
Pan Pacific International Holdings Corp. (b)	1,600	25,498
Rakuten Group, Inc. (b)	7,100	31,984

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Recruit Holdings Co., Ltd.	4,300	$126,447
Renesas Electronics Corp. (a)	4,100	37,211
SBI Holdings, Inc.	7,300	142,663
Seiko Epson Corp.	12,400	175,246
Sekisui Chemical Co., Ltd.	22,100	302,085
Shionogi & Co., Ltd.	1,400	70,641
Shiseido Co., Ltd.	2,100	84,182
Softbank Corp.	12,400	137,504
SoftBank Group Corp.	3,300	127,161
Sony Group Corp.	5,300	432,840
Sumitomo Metal Mining Co., Ltd.	14,700	459,865
Sysmex Corp.	800	48,087
TDK Corp.	1,400	43,178
Terumo Corp.	6,100	183,555
TIS, Inc.	7,400	193,640
Tokio Marine Holdings, Inc.	2,900	168,700
Tokyo Electron, Ltd.	200	65,217
Toyota Motor Corp.	37,500	579,662
Yamaha Corp.	600	24,732
Yaskawa Electric Corp.	13,200	424,600
Yokogawa Electric Corp.	18,200	300,219
Z Holdings Corp.	9,200	26,844
		11,629,473
KUWAIT — 0.0% (e)
National Bank of Kuwait SAKP	30,207	102,659
LUXEMBOURG — 0.0% (e)
Eurofins Scientific SE	512	40,188
Reinet Investments SCA	3,055	53,296
		93,484
MALAYSIA — 0.0% (e)
Hartalega Holdings Bhd	800	556
Public Bank Bhd	85,300	84,574
		85,130
MEXICO — 0.3%
Fibra Uno Administracion SA de CV REIT	97,230	96,528
Grupo Aeroportuario del Pacifico SAB de CV Class B	2,954	41,009
Grupo Aeroportuario del Sureste SAB de CV Class B	2,288	44,820
Grupo Financiero Banorte SAB de CV Series O	23,124	128,561
Grupo Televisa SAB Series CPO	21,798	35,664
Orbia Advance Corp. SAB de CV	80,100	186,834
Promotora y Operadora de Infraestructura SAB de CV	9,444	68,954
		602,370
NETHERLANDS — 0.6%
Adyen NV (a)(c)	63	91,419
Akzo Nobel NV	275	18,003
ASML Holding NV	1,448	690,071
Security Description	Shares	Value
Koninklijke Philips NV	7,073	$151,993
NN Group NV	4,778	216,490
Universal Music Group NV	3,063	61,271
		1,229,247
NEW ZEALAND — 0.2%
Mercury NZ, Ltd.	43,956	154,412
Meridian Energy, Ltd.	48,463	141,017
Xero, Ltd. (a)	796	42,126
		337,555
NORWAY — 0.2%
DNB Bank ASA	16,868	301,429
Gjensidige Forsikring ASA	5,634	113,767
Mowi ASA	3,268	74,127
		489,323
POLAND — 0.2%
Bank Polska Kasa Opieki SA	4,352	78,931
LPP SA	13	26,010
Powszechna Kasa Oszczednosci Bank Polski SA	17,407	108,410
Powszechny Zaklad Ubezpieczen SA	18,152	121,044
Santander Bank Polska SA	2,076	107,590
		441,985
PORTUGAL — 0.0% (e)
EDP - Energias de Portugal SA	17,055	79,380
QATAR — 0.2%
Barwa Real Estate Co.	151,887	139,302
Masraf Al Rayan QSC	156,722	177,734
Mesaieed Petrochemical Holding Co.	69,155	47,284
Qatar International Islamic Bank QSC	13,325	39,004
		403,324
ROMANIA — 0.0% (e)
NEPI Rockcastle SA	19,384	103,046
RUSSIA — 0.0%
Alrosa PJSC (a)(d)	15,622	—
Magnit PJSC GDR (d)	1,362	—
Mobile TeleSystems PJSC ADR (d)	3,579	—
Moscow Exchange MICEX (a)(d)	29,855	—
Ozon Holdings PLC ADR (a)(d)	328	—
Polyus PJSC GDR (d)	234	—
Sberbank of Russia PJSC (a)(d)	32,012	—
TCS Group Holding PLC GDR (a)(d)	275	—
United Co. RUSAL International PJSC (a)(d)	46,750	—
VK Co., Ltd. GDR (a)(d)	1,325	—
VTB Bank PJSC (d)	12,978,000	—

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Yandex NV Class A (a)(d)	733	$—
		—
SAUDI ARABIA — 1.0%
Al Rajhi Bank	21,317	468,711
Alinma Bank	5,445	48,470
Arab National Bank	12,836	100,920
Bank AlBilad (a)	18,697	218,009
Bank Al-Jazira	30,484	181,177
Banque Saudi Fransi	11,129	140,592
Dar Al Arkan Real Estate Development Co. (a)	42,156	120,892
Delivery Hero SE (a)(c)	778	29,094
Jarir Marketing Co.	1,486	64,397
Riyad Bank	16,089	137,645
SABIC Agri-Nutrients Co.	5,054	185,614
Saudi British Bank	18,055	195,847
Saudi National Bank	15,772	277,011
Saudi Telecom Co.	1,164	30,123
		2,198,502
SINGAPORE — 0.5%
Ascendas Real Estate Investment Trust	153,000	313,322
BOC Aviation, Ltd. (c)	16,600	139,515
CapitaLand Integrated Commercial Trust REIT	253,200	394,801
CDL Hospitality Trusts Stapled Security	5,426	4,951
City Developments, Ltd.	32,632	191,098
Singapore Exchange, Ltd.	4,200	28,549
STMicroelectronics NV	745	23,366
UOL Group, Ltd.	11,592	61,304
		1,156,906
SOUTH AFRICA — 0.4%
Absa Group, Ltd.	4,194	39,578
Capitec Bank Holdings, Ltd.	636	76,950
Discovery, Ltd. (a)	9,748	76,223
Gold Fields, Ltd.	7,884	73,631
Growthpoint Properties, Ltd. REIT	273,294	206,024
Mr. Price Group, Ltd.	3,775	40,871
Naspers, Ltd. Class N	1,037	149,875
Old Mutual, Ltd.	54,438	36,652
Old Mutual, Ltd. (b)	46,477	31,326
Rand Merchant Investment Holdings, Ltd.	1,097	1,864
Sanlam, Ltd.	33,779	109,012
Woolworths Holdings, Ltd.	16,030	53,083
		895,089
SOUTH KOREA — 0.9%
Amorepacific Corp.	196	19,624
BGF retail Co., Ltd.	222	32,315
Celltrion Healthcare Co., Ltd.	774	40,894
Celltrion Pharm, Inc. (a)	1	61
Celltrion, Inc.	3	412
Security Description	Shares	Value
Coway Co., Ltd.	459	$22,589
Doosan Enerbility Co., Ltd. (a)	124	1,853
Hana Financial Group, Inc.	2,671	80,949
Hanwha Solutions Corp. (a)	6,331	184,801
HLB, Inc. (a)	931	25,383
Kakao Corp.	788	42,422
Kia Corp.	1,624	96,685
LG H&H Co., Ltd.	64	33,518
NAVER Corp.	463	85,582
Samsung Biologics Co., Ltd. (a)(c)	2	1,217
Samsung Electronics Co., Ltd.	11,531	506,213
Samsung SDI Co., Ltd.	1,484	608,047
Samsung Securities Co., Ltd.	1,607	41,400
SK Biopharmaceuticals Co., Ltd. (a)	342	19,729
SK Chemicals Co., Ltd.	241	17,095
SK Hynix, Inc.	955	66,932
Woori Financial Group, Inc.	5,590	52,094
Yuhan Corp.	741	31,959
		2,011,774
SPAIN — 1.2%
Acciona SA (b)	1,966	360,715
ACS Actividades de Construccion y Servicios SA (b)	5,043	121,946
Aena SME SA (a)(c)	883	111,930
Amadeus IT Group SA (a)	2,117	117,655
EDP Renovaveis SA	12,811	301,616
Ferrovial SA	4,479	113,271
Iberdrola SA	40,710	421,176
Industria de Diseno Textil SA	10,645	240,271
Red Electrica Corp. SA (b)	32,327	609,177
Siemens Gamesa Renewable Energy SA (a)	18,991	355,588
		2,753,345
SWEDEN — 0.9%
Atlas Copco AB Class A	8,246	76,904
Boliden AB (a)	8,282	262,950
Epiroc AB Class A	10,562	162,799
Epiroc AB Class B	4,374	58,989
EQT AB	2,002	40,910
Fastighets AB Balder Class B (a)	2,688	12,856
H & M Hennes & Mauritz AB Class B (b)	6,028	71,860
Hexagon AB Class B	6,611	68,546
Industrivarden AB Class C	1,423	31,592
Kinnevik AB Class B (a)	1,705	27,420
Nibe Industrier AB Class B	45,770	343,027
Skandinaviska Enskilda Banken AB Class A	12,175	119,286
Skanska AB Class B	22,321	341,544
Svenska Cellulosa AB SCA Class B	1,755	26,169

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Telefonaktiebolaget LM Ericsson Class B	21,423	$159,448
Telia Co. AB	23,445	89,640
Volvo AB Class A	1,729	27,772
		1,921,712
SWITZERLAND — 2.5%
ABB, Ltd.	49,714	1,322,106
Alcon, Inc.	2,143	149,261
Baloise Holding AG	522	85,005
Chocoladefabriken Lindt & Spruengli AG	2	209,119
Cie Financiere Richemont SA Class A	3,391	360,051
Credit Suisse Group AG (a)	5,166	29,247
Geberit AG	599	287,065
Givaudan SA	59	206,887
Julius Baer Group, Ltd. (a)	2,265	104,195
Kuehne + Nagel International AG	166	39,187
Novartis AG	12,375	1,045,092
Partners Group Holding AG	144	129,387
Sonova Holding AG	283	89,865
Straumann Holding AG	705	84,429
Swiss Life Holding AG	483	234,601
Swiss Prime Site AG (a)	1,553	135,858
Swisscom AG	1,026	565,219
TE Connectivity, Ltd.	2,304	260,698
Zurich Insurance Group AG	700	303,588
		5,640,860
TAIWAN — 1.3%
Accton Technology Corp.	13,000	104,276
Advantech Co., Ltd.	5,000	58,184
Cathay Financial Holding Co., Ltd.	95,962	164,275
Delta Electronics, Inc.	103,000	767,300
Largan Precision Co., Ltd.	1,000	58,015
MediaTek, Inc.	3,000	65,684
Novatek Microelectronics Corp.	2,000	20,314
Taishin Financial Holding Co., Ltd.	2,273	1,246
Taiwan High Speed Rail Corp.	157,000	148,111
Taiwan Semiconductor Manufacturing Co., Ltd.	89,000	1,424,790
Voltronic Power Technology Corp.	1,000	48,598
Wiwynn Corp.	4,000	93,766
		2,954,559
THAILAND — 0.3%
Asset World Corp. PCL NVDR	240,700	33,224
Asset World Corp. PCL	234,500	32,368
Bangkok Expressway & Metro PCL	120,200	29,748
Bangkok Expressway & Metro PCL NVDR	364,700	90,260
Security Description	Shares	Value
BTS Group Holdings PCL NVDR	518,984	$125,507
BTS Group Holdings PCL	105,000	25,393
Central Retail Corp. PCL NVDR	39,900	39,499
Central Retail Corp. PCL	28,300	28,016
Delta Electronics Thailand PCL	2,200	20,721
Delta Electronics Thailand PCL NVDR	600	5,651
Energy Absolute PCL NVDR	122,700	282,847
Krungthai Card PCL NVDR	16,485	26,577
SCB X PCL	2,500	7,354
SCB X PCL	3,600	10,590
		757,755
TURKEY — 0.0% (e)
Aselsan Elektronik Sanayi Ve Ticaret A/S	54,487	74,601
UNITED KINGDOM — 2.2%
3i Group PLC	51,869	698,270
Abrdn PLC (b)	17,872	34,695
Admiral Group PLC	869	23,682
Ashtead Group PLC	4,233	176,791
AstraZeneca PLC ADR	1,512	99,898
AstraZeneca PLC	5,352	701,972
Aviva PLC (a)	35,909	175,006
Barclays PLC	99,768	185,525
Barratt Developments PLC	18,004	100,010
Berkeley Group Holdings PLC (a)	2,294	103,749
Bunzl PLC	3,893	128,550
Coca-Cola Europacific Partners PLC	1,182	61,003
Compass Group PLC	3,072	62,677
Diageo PLC	6,397	274,279
Experian PLC	3,910	114,249
Halma PLC	7,351	179,352
Hargreaves Lansdown PLC	2,180	20,857
HSBC Holdings PLC	31,783	206,736
Informa PLC (a)	19,605	125,904
JD Sports Fashion PLC	15,077	21,130
Just Eat Takeaway.com NV (a)(c)	1,100	17,326
Kingfisher PLC	7,514	22,293
Lloyds Banking Group PLC	764,926	393,045
London Stock Exchange Group PLC	1,097	101,677
Next PLC	1,112	79,137
Ocado Group PLC (a)	2,480	23,528
Pearson PLC	3,486	31,743
Persimmon PLC	1,009	22,829
RELX PLC (f)	3,827	103,458
RELX PLC (f)	1,269	34,255
Rolls-Royce Holdings PLC (a)	239,132	240,898
Schroders PLC	669	21,709
Segro PLC REIT	17,235	204,454
Smith & Nephew PLC	5,043	70,278

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Taylor Wimpey PLC	14,733	$20,872
Unilever PLC	1,525	68,914
WPP PLC	2,555	25,587
		4,976,338
UNITED STATES — 61.6%
3M Co.	629	81,399
Abbott Laboratories	5,284	574,107
AbbVie, Inc.	6,401	980,377
ABIOMED, Inc. (a)	218	53,957
Accenture PLC Class A	3,397	943,177
Activision Blizzard, Inc.	2,020	157,277
Adobe, Inc. (a)	2,216	811,189
Advance Auto Parts, Inc.	284	49,158
Advanced Micro Devices, Inc. (a)	5,114	391,068
Aflac, Inc.	7,851	434,396
Agilent Technologies, Inc.	1,354	160,815
Align Technology, Inc. (a)	361	85,438
Alleghany Corp. (a)	237	197,445
Allegion PLC	2,000	195,800
Allstate Corp.	2,262	286,663
Ally Financial, Inc.	1,272	42,625
Alnylam Pharmaceuticals, Inc. (a)	471	68,695
Alphabet, Inc. Class A (a)	936	2,039,787
Alphabet, Inc. Class C (a)	1,482	3,241,801
Amazon.com, Inc. (a)	36,060	3,829,933
AMC Entertainment Holdings, Inc. Class A (a)(b)	1,776	24,065
AMERCO	219	104,732
American Express Co.	3,911	542,143
American Financial Group, Inc.	1,666	231,257
American International Group, Inc.	5,856	299,417
American Tower Corp. REIT	1,693	432,714
Ameriprise Financial, Inc.	871	207,019
AMETEK, Inc.	2,600	285,714
Amgen, Inc.	2,312	562,510
Amphenol Corp. Class A	2,485	159,984
Analog Devices, Inc.	7,926	1,157,909
Annaly Capital Management, Inc. REIT	15,233	90,027
ANSYS, Inc. (a)	148	35,415
Aon PLC Class A	878	236,779
Apollo Global Management, Inc.	3,395	164,590
Apple, Inc.	72,299	9,884,719
Applied Materials, Inc.	2,174	197,791
Arch Capital Group, Ltd. (a)	3,844	174,864
Arthur J Gallagher & Co.	781	127,334
Assurant, Inc.	1,245	215,198
Autodesk, Inc. (a)	968	166,457
Automatic Data Processing, Inc.	2,146	450,746
AutoZone, Inc. (a)	98	210,614
Security Description	Shares	Value
AvalonBay Communities, Inc. REIT	1,632	$317,016
Avantor, Inc. (a)	4,283	133,201
Ball Corp.	1,331	91,533
Bank of America Corp.	35,514	1,105,551
Bank of New York Mellon Corp.	5,082	211,970
Bath & Body Works, Inc.	553	14,887
Bausch Health Cos., Inc. (a)(b)	2,433	20,295
Baxter International, Inc.	2,224	142,848
Becton Dickinson & Co.	1,502	370,288
Berkshire Hathaway, Inc. Class B (a)	2,424	661,800
Best Buy Co., Inc.	723	47,132
Biogen, Inc. (a)	634	129,298
BioMarin Pharmaceutical, Inc. (a)	801	66,379
Bio-Rad Laboratories, Inc. Class A (a)	111	54,945
Bio-Techne Corp.	146	50,609
BlackRock, Inc.	834	507,939
Blackstone, Inc.	3,403	310,456
Block, Inc. (a)(f)	386	24,022
Block, Inc. (a)(f)	990	60,845
Booking Holdings, Inc. (a)	149	260,599
Booz Allen Hamilton Holding Corp.	581	52,499
BorgWarner, Inc.	1,433	47,819
Boston Properties, Inc. REIT	2,461	218,980
Boston Scientific Corp. (a)	10,927	407,249
Bristol-Myers Squibb Co.	11,035	849,695
Broadcom, Inc.	1,399	679,648
Broadridge Financial Solutions, Inc.	1,175	167,496
Brown & Brown, Inc.	1,574	91,827
Brown-Forman Corp. Class B	1,908	133,865
Burlington Stores, Inc. (a)	388	52,857
Cable One, Inc.	19	24,497
Caesars Entertainment, Inc. (a)	453	17,350
Capital One Financial Corp.	2,341	243,909
Carlyle Group, Inc.	974	30,837
CarMax, Inc. (a)	1,071	96,904
Carrier Global Corp.	1,292	46,073
Catalent, Inc. (a)	1,148	123,169
Cboe Global Markets, Inc.	533	60,330
CBRE Group, Inc. Class A (a)	4,336	319,173
CDW Corp.	2,347	369,793
Centene Corp. (a)	244	20,645
Charles Schwab Corp.	7,272	459,445
Charter Communications, Inc. Class A (a)	621	290,957
Chipotle Mexican Grill, Inc. (a)	61	79,743
Chubb, Ltd.	2,619	514,843
Church & Dwight Co., Inc.	1,763	163,360
Cincinnati Financial Corp.	1,403	166,929
Cintas Corp.	149	55,656
Cisco Systems, Inc.	21,969	936,758
Citizens Financial Group, Inc.	653	23,306

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Citrix Systems, Inc. (a)	4,322	$419,969
Clorox Co.	176	24,812
CME Group, Inc.	1,788	366,004
Coca-Cola Co.	17,500	1,100,925
Cognex Corp.	738	31,380
Cognizant Technology Solutions Corp. Class A	3,193	215,496
Colgate-Palmolive Co.	4,224	338,511
Comcast Corp. Class A	18,478	725,077
Constellation Brands, Inc. Class A	325	75,744
Constellation Energy Corp.	400	22,904
Cooper Cos., Inc.	209	65,442
Copart, Inc. (a)	570	61,936
Corning, Inc.	13,052	411,269
CoStar Group, Inc. (a)	1,104	66,693
Crowdstrike Holdings, Inc. Class A (a)	147	24,778
Crown Castle International Corp. REIT	2,047	344,674
CVS Health Corp.	2,498	231,465
D.R. Horton, Inc.	1,128	74,662
Danaher Corp.	2,601	659,405
Deere & Co.	1,119	335,107
DENTSPLY SIRONA, Inc.	688	24,582
DexCom, Inc. (a)	1,544	115,074
Digital Realty Trust, Inc. REIT	2,085	270,696
Discover Financial Services	1,641	155,206
DISH Network Corp. Class A (a)	1,411	25,299
DocuSign, Inc. (a)	270	15,493
Dollar General Corp.	1,198	294,037
Dollar Tree, Inc. (a)	1,184	184,526
DoorDash, Inc. Class A (a)	344	22,074
Duke Realty Corp. REIT	1,605	88,195
Eaton Corp. PLC	2,470	311,195
eBay, Inc.	4,734	197,266
Ecolab, Inc.	3,664	563,377
Edison International	13,586	859,179
Edwards Lifesciences Corp. (a)	5,051	480,300
Elanco Animal Health, Inc. (a)	4,239	83,212
Electronic Arts, Inc.	224	27,250
Elevance Health, Inc.	1,335	644,244
Eli Lilly & Co.	4,584	1,486,270
Enphase Energy, Inc. (a)	1,866	364,318
EPAM Systems, Inc. (a)	102	30,068
Equifax, Inc.	326	59,586
Equinix, Inc. REIT	926	608,401
Equitable Holdings, Inc.	6,886	179,518
Equity Residential REIT	3,075	222,076
Erie Indemnity Co. Class A	237	45,549
Essex Property Trust, Inc. REIT	1,000	261,510
Estee Lauder Cos., Inc. Class A	1,330	338,711
Etsy, Inc. (a)	904	66,182
Everest Re Group, Ltd.	251	70,350
Security Description	Shares	Value
Exact Sciences Corp. (a)	545	$21,468
Expeditors International of Washington, Inc.	1,148	111,884
Extra Space Storage, Inc. REIT	780	132,694
F5, Inc. (a)	1,247	190,841
FactSet Research Systems, Inc.	100	38,457
Fastenal Co.	6,478	323,382
Ferguson PLC	2,834	316,228
Fidelity National Information Services, Inc. (f)	2,349	215,332
Fifth Third Bancorp	6,800	228,480
First Republic Bank	1,293	186,451
Fiserv, Inc. (a)	2,647	235,504
FleetCor Technologies, Inc. (a)	396	83,204
Ford Motor Co.	20,400	227,052
Fortinet, Inc. (a)	2,785	157,575
Fortive Corp.	2,331	126,760
Fox Corp. Class A	2,608	83,873
Fox Corp. Class B	2,387	70,894
Garmin, Ltd.	1,197	117,605
Gartner, Inc. (a)	208	50,301
Generac Holdings, Inc. (a)	130	27,375
General Electric Co.	5,587	355,724
Genuine Parts Co.	901	119,833
Gilead Sciences, Inc.	1,606	99,267
Global Payments, Inc.	1,327	146,819
Globe Life, Inc.	1,050	102,343
GoDaddy, Inc. Class A (a)	582	40,484
GSK PLC	23,464	503,123
Hartford Financial Services Group, Inc.	3,228	211,208
Hasbro, Inc.	860	70,417
HEICO Corp.	672	88,113
HEICO Corp. Class A	374	39,412
Henry Schein, Inc. (a)	2,361	181,183
Hewlett Packard Enterprise Co.	43,250	573,495
Hologic, Inc. (a)	1,910	132,363
Home Depot, Inc.	4,497	1,233,392
Honeywell International, Inc.	5,889	1,023,567
Horizon Therapeutics Plc (a)	279	22,253
Howmet Aerospace, Inc.	8,200	257,890
Humana, Inc.	731	342,159
Huntington Bancshares, Inc.	3,315	39,879
IAC/InterActiveCorp. (a)	287	21,803
IDEXX Laboratories, Inc. (a)	478	167,649
Illinois Tool Works, Inc.	3,847	701,116
Illumina, Inc. (a)	846	155,969
Incyte Corp. (a)	572	43,455
Insulet Corp. (a)	298	64,946
Intel Corp.	23,109	864,508
Intercontinental Exchange, Inc.	2,540	238,862
International Business Machines Corp.	9,447	1,333,822
International Flavors & Fragrances, Inc.	491	58,488
Interpublic Group of Cos., Inc.	1,549	42,644

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Intuit, Inc.	1,474	$568,139
Intuitive Surgical, Inc. (a)	1,810	363,285
Invesco, Ltd.	13,335	215,094
IQVIA Holdings, Inc. (a)	1,722	373,657
Iron Mountain, Inc. REIT	1,588	77,320
Jack Henry & Associates, Inc.	213	38,344
Jacobs Engineering Group, Inc.	1,760	223,749
Jazz Pharmaceuticals PLC (a)	685	106,867
Johnson & Johnson	11,451	2,032,667
JPMorgan Chase & Co.	15,990	1,800,634
Juniper Networks, Inc.	11,639	331,711
Keurig Dr. Pepper, Inc.	6,236	220,692
KeyCorp.	17,108	294,771
Keysight Technologies, Inc. (a)	1,366	188,303
KKR & Co., Inc.	2,621	121,326
KLA Corp.	746	238,034
Kraft Heinz Co.	808	30,817
L3Harris Technologies, Inc.	1,137	274,813
Laboratory Corp. of America Holdings	328	76,870
Lam Research Corp.	450	191,767
Leidos Holdings, Inc.	662	66,670
Lennar Corp. Class A	1,105	77,980
Liberty Media Corp.-Liberty Formula One Class C (a)	1,465	92,984
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,309	47,176
Liberty Media Corp.-Liberty SiriusXM Class C (a)	950	34,247
Lincoln National Corp.	2,003	93,680
Live Nation Entertainment, Inc. (a)	1,122	92,655
LKQ Corp.	2,526	124,001
Lowe's Cos., Inc.	2,912	508,639
Lululemon Athletica, Inc. (a)	840	228,992
Lyft, Inc. Class A (a)	1,852	24,595
M&T Bank Corp.	1,376	219,321
Markel Corp. (a)	127	164,243
MarketAxess Holdings, Inc.	129	33,025
Marsh & McLennan Cos., Inc.	2,750	426,937
Marvell Technology, Inc.	4,444	193,447
Masco Corp.	474	23,984
Masimo Corp. (a)	137	17,902
Mastercard, Inc. Class A	3,910	1,233,527
Match Group, Inc. (a)	892	62,163
McDonald's Corp.	3,836	947,032
Medical Properties Trust, Inc. REIT	6,391	97,591
Medtronic PLC	8,023	720,064
Merck & Co., Inc.	15,193	1,385,146
Meta Platforms, Inc. Class A (a)	10,135	1,634,269
MetLife, Inc.	8,075	507,029
Mettler-Toledo International, Inc. (a)	135	155,084
Micron Technology, Inc.	1,866	103,152
Security Description	Shares	Value
Microsoft Corp.	31,249	$8,025,681
Moderna, Inc. (a)	1,274	181,991
Molina Healthcare, Inc. (a)	188	52,567
MongoDB, Inc. (a)	129	33,475
Monster Beverage Corp. (a)	543	50,336
Moody's Corp.	1,501	408,227
Morgan Stanley	6,153	467,997
Motorola Solutions, Inc.	1,702	356,739
Nasdaq, Inc.	557	84,965
Nestle SA	6,710	781,075
NetApp, Inc.	1,524	99,426
Netflix, Inc. (a)	1,881	328,930
Neurocrine Biosciences, Inc. (a)	345	33,631
Newmont Corp.	6,300	375,921
NIKE, Inc. Class B	4,665	476,763
Northern Trust Corp.	1,391	134,204
Novocure, Ltd. (a)	269	18,695
Nucor Corp.	1,200	125,292
NVIDIA Corp.	11,078	1,679,314
NVR, Inc. (a)	10	40,041
Okta, Inc. (a)	290	26,216
Old Dominion Freight Line, Inc.	173	44,336
Omnicom Group, Inc.	997	63,419
Oracle Corp.	15,625	1,091,719
O'Reilly Automotive, Inc. (a)	468	295,664
PACCAR, Inc.	3,879	319,397
Palantir Technologies, Inc. Class A (a)	3,322	30,131
Palo Alto Networks, Inc. (a)	378	186,709
Paramount Global Class B	3,569	88,083
Parker-Hannifin Corp.	1,134	279,021
Paychex, Inc.	1,747	198,931
Paycom Software, Inc. (a)	75	21,009
PayPal Holdings, Inc. (a)	4,682	326,991
Peloton Interactive, Inc. Class A (a)	1,544	14,174
Pentair PLC	6,787	310,641
PepsiCo, Inc.	5,165	860,799
PerkinElmer, Inc.	1,985	282,307
Pfizer, Inc.	23,709	1,243,063
Pinterest, Inc. Class A (a)	1,498	27,204
Plug Power, Inc. (a)(b)	6,987	115,775
PNC Financial Services Group, Inc.	2,852	449,960
Pool Corp.	198	69,544
PPG Industries, Inc.	2,685	307,003
Procter & Gamble Co.	8,803	1,265,783
Progressive Corp.	2,674	310,906
Prologis, Inc. REIT	6,213	730,959
Prudential Financial, Inc.	3,600	344,448
Public Storage REIT	1,000	312,670
PulteGroup, Inc.	989	39,194
QIAGEN NV (a)	560	26,170
QUALCOMM, Inc.	5,135	655,945
Quest Diagnostics, Inc.	394	52,394

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Raymond James Financial, Inc.	713	$63,749
Raytheon Technologies Corp.	11,041	1,061,150
Realty Income Corp. REIT	3,690	251,879
Regency Centers Corp. REIT	3,288	195,011
Regeneron Pharmaceuticals, Inc. (a)	411	242,954
Regions Financial Corp.	8,270	155,062
ResMed, Inc.	1,001	209,840
RingCentral, Inc. Class A (a)	398	20,799
Robert Half International, Inc.	439	32,877
Roche Holding AG	3,186	1,060,114
Rockwell Automation, Inc.	946	188,547
Roku, Inc. (a)	206	16,921
Rollins, Inc.	1,103	38,517
Roper Technologies, Inc.	137	54,067
Ross Stores, Inc.	1,998	140,320
Royalty Pharma PLC Class A	2,043	85,888
S&P Global, Inc.	2,371	799,169
Salesforce, Inc. (a)	3,582	591,173
SBA Communications Corp. REIT	426	136,341
Schneider Electric SE	15,597	1,840,934
Seagen, Inc. (a)	246	43,527
SEI Investments Co.	813	43,918
ServiceNow, Inc. (a)	1,621	770,818
Sherwin-Williams Co.	2,900	649,339
Simon Property Group, Inc. REIT	2,599	246,697
Sirius XM Holdings, Inc. (b)	10,174	62,367
Skyworks Solutions, Inc.	201	18,621
Snap, Inc. Class A (a)	3,308	43,434
Snap-on, Inc.	134	26,402
Snowflake, Inc. Class A (a)	576	80,099
SolarEdge Technologies, Inc. (a)	1,243	340,184
Splunk, Inc. (a)	611	54,049
Stanley Black & Decker, Inc.	626	65,642
Starbucks Corp.	4,823	368,429
State Street Corp. (g)	583	35,942
STERIS PLC	382	78,749
Stryker Corp.	2,027	403,231
Sun Communities, Inc. REIT	214	34,103
SVB Financial Group (a)	490	193,545
Swiss Re AG	2,039	157,565
Synchrony Financial	4,196	115,894
T Rowe Price Group, Inc.	1,306	148,375
Target Corp.	2,296	324,264
Teledyne Technologies, Inc. (a)	711	266,703
Teleflex, Inc.	292	71,788
Teradyne, Inc.	1,067	95,550
Tesla, Inc. (a)	3,847	2,590,647
Texas Instruments, Inc.	4,133	635,035
Thermo Fisher Scientific, Inc.	1,933	1,050,160
TJX Cos., Inc.	9,484	529,681
T-Mobile US, Inc. (a)	1,745	234,772
Trade Desk, Inc. Class A (a)	1,355	56,761
Security Description	Shares	Value
Tradeweb Markets, Inc. Class A	350	$23,887
TransDigm Group, Inc. (a)	322	172,808
TransUnion	246	19,678
Travelers Cos., Inc.	1,859	314,413
Trimble, Inc. (a)	2,777	161,705
Truist Financial Corp.	8,696	412,451
Twilio, Inc. Class A (a)	465	38,972
Twitter, Inc. (a)	3,366	125,855
Uber Technologies, Inc. (a)	6,991	143,036
Ulta Beauty, Inc. (a)	362	139,544
Union Pacific Corp.	2,831	603,796
United Parcel Service, Inc. Class B	2,690	491,033
United Rentals, Inc. (a)	182	44,210
UnitedHealth Group, Inc.	4,060	2,085,338
US Bancorp	7,739	356,149
Veeva Systems, Inc. Class A (a)	492	97,436
Ventas, Inc. REIT	2,656	136,598
VeriSign, Inc. (a)	245	40,996
Verisk Analytics, Inc.	493	85,333
Verizon Communications, Inc.	11,864	602,098
Vertex Pharmaceuticals, Inc. (a)	945	266,292
VF Corp.	2,151	95,010
Viatris, Inc.	2,869	30,038
VICI Properties, Inc. REIT	1,672	49,809
Visa, Inc. Class A	7,541	1,484,747
VMware, Inc. Class A	3,660	417,167
Vornado Realty Trust REIT	4,733	135,316
Vulcan Materials Co.	179	25,436
W.W. Grainger, Inc.	582	264,478
Walt Disney Co. (a)	7,883	744,155
Warner Bros Discovery, Inc. (a)	5,216	69,999
Waters Corp. (a)	121	40,049
Wayfair, Inc. Class A (a)(b)	450	19,602
Welltower, Inc. REIT	3,478	286,413
West Pharmaceutical Services, Inc.	214	64,707
Western Union Co.	1,754	28,888
Westinghouse Air Brake Technologies Corp.	1,358	111,465
Weyerhaeuser Co. REIT	2,030	67,234
Willis Towers Watson PLC	726	143,305
Workday, Inc. Class A (a)	298	41,595
WP Carey, Inc. REIT	773	64,051
WR Berkley Corp.	2,524	172,288
Xylem, Inc.	6,111	477,758
Yum! Brands, Inc.	1,744	197,961
Zebra Technologies Corp. Class A (a)	170	49,971
Zillow Group, Inc. Class C (a)(b)	562	17,843
Zimmer Biomet Holdings, Inc.	1,252	131,535
Zoetis, Inc.	2,933	504,153

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Zoom Video Communications, Inc. Class A (a)	806	$87,024
		138,261,331
ZAMBIA — 0.0% (e)
First Quantum Minerals, Ltd.	2,360	44,677
TOTAL COMMON STOCKS (Cost $240,300,257)		223,329,888

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (h)(i)	515,890	515,839
State Street Navigator Securities Lending Portfolio II (g)(j)	3,100,355	3,100,355
TOTAL SHORT-TERM INVESTMENTS (Cost $3,616,231)		3,616,194
TOTAL INVESTMENTS — 101.1% (Cost $243,916,488)		226,946,082
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(2,561,742)
NET ASSETS — 100.0%		$224,384,340
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the securities is $8,525, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2022.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$223,174,527	$146,836	$8,525	$223,329,888
Short-Term Investments	3,616,194	—	—	3,616,194
TOTAL INVESTMENTS	$226,790,721	$146,836	$8,525	$226,946,082
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Sector Breakdown as of June 30, 2022

% of Net Assets
Information Technology	25.0%
Financials	16.1
Health Care	13.8
Industrials	12.9
Consumer Discretionary	10.3
Communication Services	6.5
Real Estate	4.6
Consumer Staples	4.2
Utilities	3.0
Materials	3.0
Energy	0.1
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Corp.	610	$51,679	$36,366	$38,237	$(2,138)	$(11,728)	583	$35,942	$1,028
State Street Institutional Liquid Reserves Fund, Premier Class	96,415	96,434	5,988,137	5,568,684	(12)	(36)	515,890	515,839	741
State Street Navigator Securities Lending Portfolio II	1,494,278	1,494,278	14,392,380	12,786,303	—	—	3,100,355	3,100,355	7,691
Total		$1,642,391	$20,416,883	$18,393,224	$(2,150)	$(11,764)		$3,652,136	$9,460
See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 7.1%
Ampol, Ltd.	4,538	$106,817
APA Group Stapled Security	23,127	179,230
Aristocrat Leisure, Ltd.	11,445	270,576
ASX, Ltd.	3,620	203,400
Aurizon Holdings, Ltd.	36,647	95,761
Australia & New Zealand Banking Group, Ltd.	53,070	803,954
Bank of Queensland, Ltd.	1	5
BlueScope Steel, Ltd.	9,179	100,360
Brambles, Ltd.	27,069	199,356
Cochlear, Ltd.	1,246	170,249
Coles Group, Ltd.	25,348	310,438
Commonwealth Bank of Australia	32,287	2,006,631
Computershare, Ltd.	10,455	177,146
CSL, Ltd.	9,118	1,687,004
Dexus REIT	17,785	108,601
Domino's Pizza Enterprises, Ltd.	1,140	53,307
Endeavour Group, Ltd.	25,648	133,511
Evolution Mining, Ltd.	34,340	56,201
Fortescue Metals Group, Ltd.	31,773	383,008
Goodman Group REIT	31,728	389,229
GPT Group REIT	37,092	107,637
IDP Education, Ltd. (a)	3,886	63,652
Insurance Australia Group, Ltd.	46,829	140,401
LendLease Corp., Ltd. Stapled Security	12,953	81,144
Lottery Corp., Ltd. (b)	40,885	127,078
Macquarie Group, Ltd.	6,860	776,040
Medibank Pvt, Ltd.	49,363	110,319
Mineral Resources, Ltd. (b)	3,167	105,122
Mirvac Group REIT (a)	73,279	99,521
National Australia Bank, Ltd.	61,562	1,159,504
Newcrest Mining, Ltd.	16,610	238,603
Northern Star Resources, Ltd.	22,428	105,491
Orica, Ltd.	7,528	81,635
Qantas Airways, Ltd. (b)	18,042	55,457
QBE Insurance Group, Ltd.	27,791	232,192
Ramsay Health Care, Ltd.	3,482	175,366
REA Group, Ltd. (a)	1,054	81,052
Reece, Ltd.	5,411	51,274
Rio Tinto PLC	21,270	1,269,998
Rio Tinto, Ltd.	6,996	494,069
Scentre Group REIT	100,072	178,230
SEEK, Ltd. (a)	6,458	93,258
Sonic Healthcare, Ltd.	8,712	197,757
Stockland REIT (a)	44,064	109,385
Suncorp Group, Ltd.	23,640	178,491
Telstra Corp., Ltd.	78,447	207,685
Transurban Group Stapled Security	57,378	567,377
Treasury Wine Estates, Ltd.	13,532	105,615
Vicinity Centres REIT	74,520	94,032
Wesfarmers, Ltd.	21,278	613,219
Security Description	Shares	Value
Westpac Banking Corp. (a)	65,882	$883,423
WiseTech Global, Ltd.	2,741	71,341
Woolworths Group, Ltd.	23,012	563,342
		16,853,494
AUSTRIA — 0.2%
Erste Group Bank AG	6,420	162,425
Mondi PLC	8,963	158,379
Verbund AG	1,279	124,821
Voestalpine AG	2,320	49,188
		494,813
BELGIUM — 0.9%
Ageas SA/NV	3,232	141,846
Anheuser-Busch InBev SA/NV	16,356	878,224
D'ieteren Group	465	67,864
Elia Group SA	611	86,362
Groupe Bruxelles Lambert SA	2,078	173,100
KBC Group NV	4,728	264,642
Proximus SADP	3,034	44,613
Sofina SA (a)	286	58,305
Solvay SA	1,356	109,611
UCB SA	2,328	196,262
Umicore SA	3,874	134,949
Warehouses De Pauw CVA REIT	2,801	87,849
		2,243,627
BRAZIL — 0.1%
Yara International ASA	3,188	132,815
CHILE — 0.0% (c)
Antofagasta PLC	7,880	110,532
CHINA — 0.8%
BOC Hong Kong Holdings, Ltd.	69,000	272,590
Budweiser Brewing Co. APAC, Ltd. (d)	35,354	105,878
Chow Tai Fook Jewellery Group, Ltd.	38,200	71,854
ESR Group, Ltd. (b)(d)	38,600	104,285
Futu Holdings, Ltd. ADR (a)(b)	960	50,121
Prosus NV (b)	15,610	1,019,641
SITC International Holdings Co., Ltd.	24,000	67,899
Wilmar International, Ltd.	36,000	104,505
Xinyi Glass Holdings, Ltd.	31,000	74,350
		1,871,123
DENMARK — 3.0%
AP Moller - Maersk A/S Class A	60	137,910
AP Moller - Maersk A/S Class B	103	239,713
Carlsberg AS Class B	1,904	241,970
Chr. Hansen Holding A/S	1,980	143,796
Coloplast A/S Class B	2,190	248,884
Danske Bank A/S (b)	12,670	178,650
Demant A/S (b)	1,924	72,028
DSV A/S	3,613	503,448
Genmab A/S (b)	1,249	403,320
GN Store Nord A/S	2,400	83,910

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Novo Nordisk A/S Class B	31,850	$3,524,685
Novozymes A/S Class B	3,823	228,949
Orsted A/S (d)	3,590	374,426
Pandora A/S	1,889	118,571
ROCKWOOL A/S Class B	147	33,013
Tryg A/S	6,836	153,137
Vestas Wind Systems A/S	19,017	400,746
		7,087,156
FINLAND — 1.3%
Elisa Oyj	2,650	148,551
Fortum Oyj	8,178	122,389
Kesko Oyj Class B	5,144	121,054
Kone Oyj Class B	6,365	301,838
Neste Oyj	7,911	349,348
Nokia Oyj	102,794	477,095
Nordea Bank Abp (e)	61,428	539,505
Nordea Bank Abp (e)	842	7,391
Orion Oyj Class B	2,057	91,611
Sampo Oyj Class A	9,391	407,636
Stora Enso Oyj Class R	11,129	174,115
UPM-Kymmene Oyj	10,037	304,407
Wartsila OYJ Abp	9,039	70,212
		3,115,152
FRANCE — 10.0%
Accor SA (b)	3,168	85,549
Adevinta ASA (b)	4,504	32,436
Aeroports de Paris (b)	576	72,773
Air Liquide SA	9,891	1,324,831
Airbus SE	11,164	1,079,021
Alstom SA	5,964	134,615
Amundi SA (d)	1,192	65,050
Arkema SA	1,127	100,055
AXA SA	36,426	824,847
BioMerieux	791	77,072
BNP Paribas SA	21,074	999,473
Bollore SE	18,094	83,610
Bouygues SA	4,246	130,328
Bureau Veritas SA	5,589	142,862
Capgemini SE	3,084	526,990
Carrefour SA	11,391	201,079
Cie de Saint-Gobain	9,394	402,119
Cie Generale des Etablissements Michelin SCA	12,769	346,749
Covivio REIT	1,062	58,789
Credit Agricole SA	23,780	217,060
Danone SA	12,280	683,759
Dassault Aviation SA	464	72,230
Dassault Systemes SE	12,668	465,055
Edenred	4,707	221,294
Eiffage SA	1,600	143,653
EssilorLuxottica SA	5,546	828,543
Eurazeo SE	773	47,761
Gecina SA REIT	916	85,229
Getlink SE	8,295	145,950
Hermes International	599	668,182
Security Description	Shares	Value
Ipsen SA	767	$72,207
Kering SA	1,421	728,085
Klepierre SA REIT (b)	3,882	74,513
La Francaise des Jeux SAEM (d)	1,975	68,178
Legrand SA	5,009	368,975
L'Oreal SA	4,536	1,561,593
LVMH Moet Hennessy Louis Vuitton SE	5,251	3,193,334
Orange SA	37,433	439,087
Pernod Ricard SA	3,946	723,173
Publicis Groupe SA	4,321	210,781
Remy Cointreau SA	434	75,636
Renault SA (b)	3,681	91,551
Safran SA	6,433	633,598
Sanofi	21,518	2,167,264
Sartorius Stedim Biotech	508	158,955
SEB SA	534	51,110
Societe Generale SA	15,081	329,361
Sodexo SA	1,698	119,043
Teleperformance	1,113	341,280
Thales SA	1,987	243,149
Ubisoft Entertainment SA (b)	1,755	76,877
Unibail-Rodamco-Westfield CDI (b)	764	1,975
Unibail-Rodamco-Westfield REIT (b)(e)	2,226	113,217
Valeo	4,513	86,931
Veolia Environnement SA	12,656	308,155
Vinci SA	10,139	900,560
Vivendi SE	14,702	149,029
Wendel SE	494	41,187
Worldline SA (b)(d)	4,573	169,146
		23,764,914
GERMANY — 8.1%
adidas AG	3,254	574,104
Allianz SE	7,734	1,472,533
Aroundtown SA	18,801	59,615
BASF SE	17,407	755,678
Bayer AG	18,605	1,103,238
Bayerische Motoren Werke AG	6,215	477,304
Bayerische Motoren Werke AG Preference Shares	1,127	79,648
Bechtle AG	1,526	62,235
Beiersdorf AG	1,843	187,821
Brenntag SE	2,893	187,821
Carl Zeiss Meditec AG	773	92,046
Commerzbank AG (b)	20,415	142,698
Continental AG	2,053	142,730
Covestro AG (d)	3,642	125,572
Daimler Truck Holding AG (b)	8,519	221,853
Deutsche Bank AG	38,911	338,372
Deutsche Boerse AG	3,608	602,008
Deutsche Lufthansa AG (b)	11,199	65,143
Deutsche Post AG	18,571	693,894
Deutsche Telekom AG	61,008	1,208,391
E.ON SE	42,102	352,476

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Evonik Industries AG	4,091	$87,078
Fresenius Medical Care AG & Co. KGaA	3,789	188,672
Fresenius SE & Co. KGaA	8,000	241,708
GEA Group AG	2,834	97,447
Hannover Rueck SE	1,133	164,053
HeidelbergCement AG	2,824	135,336
HelloFresh SE (b)	3,109	100,272
Henkel AG & Co. KGaA Preference Shares	3,328	204,511
Henkel AG & Co. KGaA	1,971	120,338
Infineon Technologies AG	24,581	593,372
KION Group AG	1,324	54,799
Knorr-Bremse AG	1,355	77,091
LEG Immobilien SE	1,436	118,780
Mercedes-Benz Group AG	15,098	871,604
Merck KGaA	2,410	405,645
MTU Aero Engines AG	1,004	182,321
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,619	613,867
Nemetschek SE	1,073	64,793
Porsche Automobil Holding SE Preference Shares	2,822	186,220
Puma SE	1,998	131,261
Rational AG	94	54,492
Rheinmetall AG	818	188,396
SAP SE	19,763	1,796,080
Sartorius AG Preference Shares	495	172,534
Scout24 SE (d)	1,749	89,578
Siemens AG	14,479	1,469,658
Siemens Energy AG (b)	8,202	119,918
Siemens Healthineers AG (d)	5,302	268,779
Symrise AG	2,518	273,379
Telefonica Deutschland Holding AG	20,596	58,998
Uniper SE	1,718	25,450
United Internet AG	1,912	54,430
Volkswagen AG	632	114,900
Volkswagen AG Preference Shares	3,467	461,843
Vonovia SE	13,153	404,274
Zalando SE (b)(d)	4,210	109,858
		19,246,915
HONG KONG — 3.0%
AIA Group, Ltd.	229,200	2,484,209
CK Asset Holdings, Ltd.	38,515	272,409
CK Infrastructure Holdings, Ltd.	10,500	64,363
Hang Lung Properties, Ltd.	41,000	77,747
Hang Seng Bank, Ltd.	14,500	255,927
Henderson Land Development Co., Ltd.	25,250	94,604
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	42,000	38,537
Security Description	Shares	Value
HKT Trust & HKT, Ltd. Stapled Security	74,000	$99,397
Hong Kong Exchanges & Clearing, Ltd.	22,575	1,110,489
Hongkong Land Holdings, Ltd.	21,600	108,432
Link REIT	40,226	328,085
MTR Corp., Ltd.	30,052	157,020
New World Development Co., Ltd.	27,347	98,104
Power Assets Holdings, Ltd.	27,000	169,805
Prudential PLC	52,113	643,013
Sino Land Co., Ltd.	55,650	82,125
Sun Hung Kai Properties, Ltd.	28,000	330,778
Swire Pacific, Ltd. Class A	8,000	47,662
Swire Properties, Ltd.	22,600	56,104
Techtronic Industries Co., Ltd.	26,500	276,416
WH Group, Ltd. (d)	159,810	123,417
Wharf Real Estate Investment Co., Ltd.	29,000	138,219
		7,056,862
IRELAND — 0.6%
AerCap Holdings NV (b)	2,464	100,876
CRH PLC	14,597	503,594
Flutter Entertainment PLC (a)(b)	3,121	314,800
Kerry Group PLC Class A	2,973	283,896
Kingspan Group PLC	2,901	174,086
Smurfit Kappa Group PLC	4,677	156,857
		1,534,109
ISRAEL — 0.8%
Azrieli Group, Ltd.	861	60,085
Bank Hapoalim BM	23,892	198,932
Bank Leumi Le-Israel BM	27,723	245,792
Check Point Software Technologies, Ltd. (b)	1,974	240,394
Elbit Systems, Ltd.	513	116,775
ICL Group, Ltd.	13,550	122,610
Israel Discount Bank, Ltd. Class A	23,661	122,691
Kornit Digital, Ltd. (b)	898	28,467
Mizrahi Tefahot Bank, Ltd. (b)	2,821	93,036
Nice, Ltd. (b)	1,201	229,936
Teva Pharmaceutical Industries, Ltd. ADR (b)	5,661	42,571
Teva Pharmaceutical Industries, Ltd. (b)	14,925	113,787
Tower Semiconductor, Ltd. (b)	2,050	95,237
Wix.com, Ltd. (b)	1,055	69,155
ZIM Integrated Shipping Services, Ltd.	1,526	72,073
		1,851,541
ITALY — 1.9%
Amplifon SpA	2,336	71,433
Assicurazioni Generali SpA	20,653	328,733
Atlantia SpA	9,472	221,618
Coca-Cola HBC AG	3,897	86,230

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Davide Campari-Milano NV	9,519	$99,865
DiaSorin SpA	485	63,482
Enel SpA	153,136	835,701
Ferrari NV	2,364	432,997
FinecoBank Banca Fineco SpA	11,598	138,469
Infrastrutture Wireless Italiane SpA (d)	6,320	63,985
Intesa Sanpaolo SpA	311,295	579,289
Mediobanca Banca di Credito Finanziario SpA	11,476	99,076
Moncler SpA	3,826	163,716
Nexi SpA (b)(d)	10,083	83,318
Poste Italiane SpA (d)	10,474	97,587
Prysmian SpA	4,862	133,225
Recordati Industria Chimica e Farmaceutica SpA	2,058	89,310
Snam SpA	37,514	196,056
Telecom Italia SpA (a)(b)	171,943	44,886
Terna - Rete Elettrica Nazionale	26,601	208,241
UniCredit SpA	39,365	373,062
		4,410,279
JAPAN — 22.5%
Advantest Corp.	4,100	219,101
Aeon Co., Ltd.	12,400	214,858
AGC, Inc. (a)	4,000	140,444
Aisin Corp.	2,400	74,197
Ajinomoto Co., Inc.	8,500	206,470
ANA Holdings, Inc. (b)	2,600	47,836
Asahi Group Holdings, Ltd.	8,400	274,837
Asahi Intecc Co., Ltd.	4,500	67,837
Asahi Kasei Corp.	23,600	179,968
Astellas Pharma, Inc.	35,200	547,996
Azbil Corp.	2,000	52,482
Bandai Namco Holdings, Inc.	4,100	289,087
Bridgestone Corp. (a)	10,400	378,933
Brother Industries, Ltd.	5,000	87,777
Canon, Inc. (a)	19,200	435,994
Capcom Co., Ltd.	2,900	70,336
Central Japan Railway Co.	2,500	288,083
Chiba Bank, Ltd.	8,600	46,907
Chugai Pharmaceutical Co., Ltd. (a)	12,800	326,937
Concordia Financial Group, Ltd.	21,600	74,727
CyberAgent, Inc.	7,400	73,589
Dai Nippon Printing Co., Ltd.	3,700	79,689
Daifuku Co., Ltd.	1,800	102,816
Dai-ichi Life Holdings, Inc.	19,000	351,036
Daiichi Sankyo Co., Ltd.	33,300	842,458
Daikin Industries, Ltd.	4,900	784,476
Daito Trust Construction Co., Ltd.	1,100	94,814
Daiwa House Industry Co., Ltd.	11,500	267,660
Daiwa House REIT Investment Corp.	45	101,855
Daiwa Securities Group, Inc.	28,000	124,898
Denso Corp.	8,000	424,453
Security Description	Shares	Value
Dentsu Group, Inc. (a)	4,400	$131,979
Disco Corp.	500	118,509
East Japan Railway Co.	5,800	296,201
Eisai Co., Ltd.	5,000	210,703
FANUC Corp.	3,300	515,932
Fast Retailing Co., Ltd.	1,000	523,205
Fuji Electric Co., Ltd.	2,100	86,872
FUJIFILM Holdings Corp.	6,800	364,288
Fujitsu, Ltd.	4,000	499,503
GLP J-REIT (b)	79	96,355
GMO Payment Gateway, Inc.	700	49,207
Hakuhodo DY Holdings, Inc.	5,000	45,821
Hamamatsu Photonics KK	2,500	96,978
Hankyu Hanshin Holdings, Inc.	4,600	125,281
Hikari Tsushin, Inc.	400	40,955
Hirose Electric Co., Ltd.	505	66,947
Hitachi Construction Machinery Co., Ltd.	1,800	39,815
Hitachi Metals, Ltd. (b)	4,100	61,958
Hitachi, Ltd.	18,500	876,692
Honda Motor Co., Ltd.	30,500	739,292
Hoshizaki Corp. (a)	1,800	53,594
Hoya Corp.	7,000	596,923
Hulic Co., Ltd.	7,100	54,875
Ibiden Co., Ltd.	2,000	56,310
Iida Group Holdings Co., Ltd.	2,400	36,904
Isuzu Motors, Ltd.	11,200	123,744
Ito En, Ltd.	900	40,278
Itochu Techno-Solutions Corp.	1,700	41,607
Japan Airlines Co., Ltd. (b)	2,500	43,705
Japan Exchange Group, Inc.	9,400	135,477
Japan Metropolitan Fund Invest REIT	134	104,257
Japan Post Bank Co., Ltd.	7,200	55,913
Japan Post Holdings Co., Ltd.	45,700	325,994
Japan Post Insurance Co., Ltd.	4,100	65,519
Japan Real Estate Investment Corp. REIT	21	96,456
Japan Tobacco, Inc. (a)	22,400	386,812
JFE Holdings, Inc. (a)	8,600	90,523
JSR Corp.	4,200	108,822
Kajima Corp.	8,500	97,416
Kakaku.com, Inc.	2,400	39,536
Kansai Electric Power Co., Inc.	13,900	137,511
Kao Corp. (a)	8,800	354,449
KDDI Corp.	30,300	956,584
Keio Corp. (a)	1,700	60,752
Keisei Electric Railway Co., Ltd.	2,500	68,823
Keyence Corp.	4,000	1,365,574
Kikkoman Corp.	2,400	127,194
Kintetsu Group Holdings Co., Ltd.	2,800	87,078
Kirin Holdings Co., Ltd. (a)	15,500	243,872
Kobayashi Pharmaceutical Co., Ltd. (a)	900	55,383
Kobe Bussan Co., Ltd. (a)	2,700	66,081

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Koei Tecmo Holdings Co., Ltd.	950	$30,628
Koito Manufacturing Co., Ltd.	1,700	53,870
Komatsu, Ltd.	17,200	380,830
Konami Holdings Corp.	1,600	88,447
Kose Corp. (a)	600	54,499
Kubota Corp. (a)	19,400	289,454
Kurita Water Industries, Ltd.	1,700	61,441
Kyocera Corp.	6,100	325,800
Kyowa Kirin Co., Ltd.	5,400	121,232
Lasertec Corp. (a)	1,300	154,540
Lixil Corp.	5,700	106,570
M3, Inc.	8,200	235,277
Makita Corp.	4,500	112,024
Mazda Motor Corp.	11,300	92,326
McDonald's Holdings Co. Japan, Ltd.	1,400	50,907
MEIJI Holdings Co., Ltd.	2,000	98,046
MINEBEA MITSUMI, Inc.	6,900	117,324
MISUMI Group, Inc.	5,300	111,575
Mitsubishi Chemical Holdings Corp.	24,000	130,198
Mitsubishi Electric Corp.	36,400	388,770
Mitsubishi Estate Co., Ltd.	22,400	324,652
Mitsubishi HC Capital, Inc.	13,300	61,284
Mitsubishi Heavy Industries, Ltd.	5,500	192,098
Mitsubishi UFJ Financial Group, Inc.	224,900	1,207,479
Mitsui Chemicals, Inc.	3,300	70,200
Mitsui Fudosan Co., Ltd.	16,900	362,929
Mitsui OSK Lines, Ltd. (a)	6,300	143,988
Mizuho Financial Group, Inc.	45,070	511,891
MonotaRO Co., Ltd. (a)	5,200	77,165
MS&AD Insurance Group Holdings, Inc.	8,300	254,031
Murata Manufacturing Co., Ltd.	11,200	609,732
NEC Corp.	4,900	190,078
Nexon Co., Ltd.	9,100	186,079
NGK Insulators, Ltd.	5,300	71,314
Nidec Corp.	8,300	511,972
Nihon M&A Center Holdings, Inc.	5,800	61,605
Nintendo Co., Ltd.	1,900	820,669
Nippon Building Fund, Inc. REIT	27	134,349
Nippon Express Holdings, Inc.	1,300	70,524
Nippon Paint Holdings Co., Ltd. (a)	15,500	115,347
Nippon Prologis REIT, Inc. (b)	42	103,257
Nippon Sanso Holdings Corp.	2,700	42,988
Nippon Shinyaku Co., Ltd.	900	54,654
Nippon Steel Corp.	15,600	218,059
Nippon Telegraph & Telephone Corp.	22,300	639,511
Nippon Yusen KK	2,800	191,057
Nissan Chemical Corp.	2,200	101,211
Nissan Motor Co., Ltd.	42,800	166,405
Nisshin Seifun Group, Inc.	4,500	52,600
Nissin Foods Holdings Co., Ltd.	1,100	75,868
Nitori Holdings Co., Ltd.	1,400	132,884
Security Description	Shares	Value
Nitto Denko Corp.	2,400	$155,107
Nomura Holdings, Inc.	57,800	210,982
Nomura Real Estate Holdings, Inc.	2,000	48,949
Nomura Real Estate Master Fund, Inc. REIT (b)	79	98,507
Nomura Research Institute, Ltd.	6,400	170,064
NTT Data Corp.	12,000	165,706
Obayashi Corp.	12,300	89,180
Obic Co., Ltd.	1,200	169,504
Odakyu Electric Railway Co., Ltd. (a)	5,700	76,571
Oji Holdings Corp.	14,800	64,057
Olympus Corp.	23,100	463,598
Omron Corp.	3,100	157,242
Ono Pharmaceutical Co., Ltd.	6,900	176,849
Open House Group Co., Ltd.	1,400	55,648
Oracle Corp. Japan	600	34,713
Oriental Land Co., Ltd.	4,100	570,991
ORIX Corp.	23,000	385,323
Otsuka Corp.	1,800	53,329
Otsuka Holdings Co., Ltd.	7,200	255,343
Pan Pacific International Holdings Corp. (a)	7,600	121,114
Panasonic Holdings Corp.	41,300	333,337
Persol Holdings Co., Ltd.	2,900	52,640
Rakuten Group, Inc. (a)	16,300	73,428
Recruit Holdings Co., Ltd.	27,300	802,793
Renesas Electronics Corp. (b)	22,900	207,837
Resona Holdings, Inc.	41,700	155,959
Ricoh Co., Ltd.	12,700	99,184
Rohm Co., Ltd.	1,500	104,450
SBI Holdings, Inc.	4,600	89,897
SCSK Corp.	2,800	47,321
Secom Co., Ltd.	4,200	259,163
Seiko Epson Corp.	5,600	79,143
Sekisui Chemical Co., Ltd.	6,800	92,949
Sekisui House, Ltd.	11,800	206,416
Seven & i Holdings Co., Ltd.	14,100	546,647
SG Holdings Co., Ltd.	6,100	102,778
Sharp Corp.	4,300	33,202
Shimadzu Corp.	4,800	151,573
Shimano, Inc.	1,300	219,322
Shimizu Corp.	10,500	57,966
Shin-Etsu Chemical Co., Ltd.	7,100	799,603
Shionogi & Co., Ltd.	5,200	262,383
Shiseido Co., Ltd. (a)	7,500	300,651
Shizuoka Bank, Ltd.	8,600	51,592
SMC Corp.	1,000	445,107
Softbank Corp.	54,800	607,679
SoftBank Group Corp.	22,800	878,569
Sompo Holdings, Inc.	5,900	259,834
Sony Group Corp.	23,700	1,935,531
Square Enix Holdings Co., Ltd.	1,500	66,358
Subaru Corp.	12,100	214,782
SUMCO Corp. (a)	6,200	80,275

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Sumitomo Chemical Co., Ltd.	27,600	$107,877
Sumitomo Electric Industries, Ltd.	14,000	154,474
Sumitomo Metal Mining Co., Ltd.	4,900	153,288
Sumitomo Mitsui Financial Group, Inc.	24,500	727,128
Sumitomo Mitsui Trust Holdings, Inc.	6,400	196,916
Sumitomo Realty & Development Co., Ltd.	6,100	160,880
Suntory Beverage & Food, Ltd. (a)	2,500	94,402
Suzuki Motor Corp.	7,000	219,705
Sysmex Corp.	2,900	174,314
T&D Holdings, Inc.	9,800	117,148
Taisei Corp.	3,100	96,408
Takeda Pharmaceutical Co., Ltd.	28,308	795,554
TDK Corp.	7,300	225,144
Terumo Corp.	12,400	373,127
TIS, Inc.	4,500	117,754
Tobu Railway Co., Ltd.	3,100	70,623
Toho Co., Ltd.	1,900	68,599
Tokio Marine Holdings, Inc.	12,100	703,885
Tokyo Electric Power Co. Holdings, Inc. (b)	27,800	116,025
Tokyo Electron, Ltd.	2,600	847,816
Tokyu Corp.	9,800	115,273
TOPPAN, INC.	5,100	85,103
Toray Industries, Inc.	26,100	146,239
Toshiba Corp.	7,300	296,342
Tosoh Corp.	4,700	58,294
TOTO, Ltd.	2,300	75,846
Toyota Industries Corp.	2,500	154,577
Toyota Motor Corp.	200,800	3,103,898
Toyota Tsusho Corp.	4,300	140,216
Trend Micro, Inc.	2,300	112,075
Unicharm Corp. (a)	7,600	253,977
USS Co., Ltd.	4,400	76,078
Welcia Holdings Co., Ltd.	1,700	34,036
West Japan Railway Co.	4,400	161,646
Yakult Honsha Co., Ltd.	2,300	132,560
Yamaha Corp.	2,400	98,929
Yamaha Motor Co., Ltd. (a)	5,700	104,304
Yamato Holdings Co., Ltd.	5,700	91,046
Yaskawa Electric Corp.	4,800	154,400
Yokogawa Electric Corp.	4,600	75,879
Z Holdings Corp.	48,800	142,389
ZOZO, Inc.	2,000	35,994
		53,407,962
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	3,314	65,099
LUXEMBOURG — 0.2%
ArcelorMittal SA (a)	12,008	270,031
Eurofins Scientific SE	2,540	199,371
		469,402
Security Description	Shares	Value
MACAU — 0.2%
Galaxy Entertainment Group, Ltd.	44,000	$262,421
Sands China, Ltd. (b)	47,200	112,602
		375,023
NETHERLANDS — 4.2%
ABN AMRO Bank NV (d)	8,487	95,071
Adyen NV (b)(d)	410	594,945
Aegon NV	33,245	143,473
Akzo Nobel NV	3,486	228,215
Argenx SE (b)	913	341,232
ASM International NV	891	222,255
ASML Holding NV	7,686	3,662,904
Euronext NV (d)	1,595	129,898
EXOR NV	1,964	122,128
Heineken Holding NV	1,896	137,662
Heineken NV	4,925	447,949
IMCD NV	1,062	145,390
ING Groep NV	73,480	724,486
JDE Peet's NV (a)	1,977	56,136
Koninklijke Ahold Delhaize NV	19,858	516,107
Koninklijke DSM NV	3,356	481,019
Koninklijke KPN NV	62,546	222,387
Koninklijke Philips NV	17,918	385,044
NN Group NV	5,627	254,958
OCI NV	1,980	65,163
Randstad NV (a)	2,345	113,263
Universal Music Group NV	13,488	269,809
Wolters Kluwer NV	4,978	481,705
		9,841,199
NEW ZEALAND — 0.2%
Auckland International Airport, Ltd. (b)	22,833	101,930
Fisher & Paykel Healthcare Corp., Ltd.	10,621	131,940
Mercury NZ, Ltd.	12,686	44,565
Meridian Energy, Ltd.	25,388	73,874
Spark New Zealand, Ltd.	34,522	103,028
Xero, Ltd. (b)	2,481	131,298
		586,635
NORWAY — 0.5%
DNB Bank ASA	17,566	313,902
Gjensidige Forsikring ASA	4,064	82,064
Kongsberg Gruppen ASA	1,681	60,062
Mowi ASA	7,969	180,759
Norsk Hydro ASA	25,019	139,684
Orkla ASA	14,407	114,792
Salmar ASA	1,106	77,523
Telenor ASA	12,912	171,206
		1,139,992
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	51,077	237,730

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Jeronimo Martins SGPS SA	5,091	$110,386
		348,116
SAUDI ARABIA — 0.0% (c)
Delivery Hero SE (b)(d)	2,959	110,654
SINGAPORE — 1.7%
Ascendas Real Estate Investment Trust	62,070	127,110
CapitaLand Integrated Commercial Trust REIT	101,509	158,277
Capitaland Investment, Ltd.	49,405	135,609
City Developments, Ltd.	7,200	42,164
DBS Group Holdings, Ltd.	34,200	729,364
Genting Singapore, Ltd.	119,900	62,031
Grab Holdings, Ltd. Class A (a)(b)	20,391	51,589
Mapletree Commercial Trust REIT	45,700	60,093
Mapletree Logistics Trust REIT	60,347	72,848
Oversea-Chinese Banking Corp., Ltd.	63,989	523,701
Sea, Ltd. ADR (b)	6,746	451,038
Singapore Airlines, Ltd. (a)(b)	24,800	90,882
Singapore Exchange, Ltd.	16,400	111,478
Singapore Technologies Engineering, Ltd.	28,800	84,432
Singapore Telecommunications, Ltd.	154,600	281,051
STMicroelectronics NV	12,854	403,146
United Overseas Bank, Ltd.	22,271	420,072
UOL Group, Ltd.	7,723	40,843
Venture Corp., Ltd.	5,400	64,527
		3,910,255
SPAIN — 2.6%
Abertis Infraestructuras SA (b)	132	414
Acciona SA (a)	477	87,518
ACS Actividades de Construccion y Servicios SA (a)	4,540	109,783
Aena SME SA (b)(d)	1,409	178,606
Amadeus IT Group SA (b)	8,524	473,731
Banco Bilbao Vizcaya Argentaria SA	126,515	572,774
Banco Santander SA	326,498	917,515
CaixaBank SA	84,258	292,186
Cellnex Telecom SA (d)	10,225	395,840
EDP Renovaveis SA	5,360	126,193
Enagas SA (a)	4,823	106,239
Endesa SA	5,795	109,051
Ferrovial SA	9,131	230,918
Grifols SA (a)(b)	5,589	105,379
Iberdrola SA	109,621	1,134,114
Industria de Diseno Textil SA	20,536	463,523
Red Electrica Corp. SA (a)	7,957	149,944
Siemens Gamesa Renewable Energy SA (b)	4,157	77,836
Security Description	Shares	Value
Telefonica SA (a)	103,004	$523,566
		6,055,130
SWEDEN — 3.4%
Alfa Laval AB	5,995	144,267
Assa Abloy AB Class B	18,837	399,446
Atlas Copco AB Class A	50,995	475,593
Atlas Copco AB Class B	29,275	244,373
Boliden AB (b)	5,021	159,414
Electrolux AB Class B (a)	4,244	57,012
Embracer Group AB (a)(b)	12,020	91,481
Epiroc AB Class A	12,110	186,659
Epiroc AB Class B	7,044	94,998
EQT AB	5,508	112,553
Essity AB Class B	11,401	297,169
Evolution AB (d)	3,440	312,230
Fastighets AB Balder Class B (b)	11,430	54,666
Getinge AB Class B	4,252	98,091
H & M Hennes & Mauritz AB Class B (a)	13,510	161,054
Hexagon AB Class B	36,912	382,721
Holmen AB Class B	1,763	71,381
Husqvarna AB Class B	8,321	61,096
Industrivarden AB Class A	2,413	54,206
Industrivarden AB Class C (a)	3,252	72,197
Indutrade AB	5,140	93,572
Investment AB Latour Class B	2,765	54,585
Investor AB Class A	9,279	166,295
Investor AB Class B	34,241	561,962
Kinnevik AB Class B (b)	4,460	71,726
L E Lundbergforetagen AB Class B	1,334	54,142
Lifco AB Class B	4,337	69,515
Nibe Industrier AB Class B	28,518	213,731
Sagax AB Class B	3,579	65,905
Sandvik AB	20,063	324,711
Securitas AB Class B	5,581	47,992
Skandinaviska Enskilda Banken AB Class A (a)	30,798	301,747
Skanska AB Class B	6,245	95,557
SKF AB Class B (a)	7,143	104,907
Svenska Cellulosa AB SCA Class B	11,371	169,554
Svenska Handelsbanken AB Class A	26,944	229,858
Swedbank AB Class A	17,020	214,756
Swedish Match AB	29,909	304,128
Tele2 AB Class B	10,935	124,317
Telefonaktiebolaget LM Ericsson Class B	54,768	407,631
Telia Co. AB	50,620	193,541
Volvo AB Class A	3,765	60,476
Volvo AB Class B	28,396	438,878
Volvo Car AB Class B (a)(b)	11,214	74,370
		7,974,463

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 6.6%
ABB, Ltd.	31,127	$827,799
Adecco Group AG (b)	3,037	102,909
Alcon, Inc.	9,397	654,507
Bachem Holding AG Class B	578	40,059
Baloise Holding AG	854	139,070
Barry Callebaut AG	68	151,293
Chocoladefabriken Lindt & Spruengli AG (e)	18	182,566
Chocoladefabriken Lindt & Spruengli AG (e)	2	209,119
Cie Financiere Richemont SA Class A	9,890	1,050,106
Clariant AG	3,767	71,535
Credit Suisse Group AG (b)	49,310	279,167
EMS-Chemie Holding AG	132	97,964
Geberit AG	665	318,694
Givaudan SA	171	599,621
Holcim AG (b)	10,431	445,089
Julius Baer Group, Ltd. (b)	4,221	194,174
Kuehne + Nagel International AG	1,029	242,914
Logitech International SA (a)	3,278	170,757
Lonza Group AG	1,409	749,132
Novartis AG	41,441	3,499,770
Partners Group Holding AG	427	383,669
Schindler Holding AG (e)	777	141,302
Schindler Holding AG (e)	441	79,047
SGS SA	122	278,446
Sika AG	2,739	629,425
Sonova Holding AG	1,017	322,941
Straumann Holding AG	2,097	251,132
Swatch Group AG Bearer Shares (e)	539	127,522
Swatch Group AG (e)	989	43,843
Swiss Life Holding AG	585	284,144
Swiss Prime Site AG (b)	1,418	124,048
Swisscom AG	490	269,939
Temenos AG	1,286	109,639
UBS Group AG	66,206	1,064,303
VAT Group AG (b)(d)	502	119,345
Vifor Pharma AG (b)	963	166,477
Zurich Insurance Group AG	2,847	1,234,736
		15,656,203
UNITED KINGDOM — 12.2%
3i Group PLC	18,275	246,021
Abrdn PLC (a)	40,567	78,753
Admiral Group PLC	3,598	98,054
Ashtead Group PLC	8,331	347,944
Associated British Foods PLC	6,695	128,303
AstraZeneca PLC	29,306	3,843,793
Auto Trader Group PLC (d)	18,314	123,440
AVEVA Group PLC (a)	2,076	56,752
Aviva PLC (b)	53,615	261,297
BAE Systems PLC	60,153	606,484
Barclays PLC	316,065	587,744
Barratt Developments PLC	18,695	103,849
Security Description	Shares	Value
Berkeley Group Holdings PLC (b)	2,228	$100,764
British American Tobacco PLC	41,001	1,752,488
British Land Co. PLC REIT	17,558	95,337
BT Group PLC (a)	130,752	295,829
Bunzl PLC	6,181	204,102
Burberry Group PLC	7,881	157,061
CNH Industrial NV	19,224	221,477
Coca-Cola Europacific Partners PLC	3,867	198,014
Compass Group PLC	33,466	682,799
Croda International PLC	2,670	209,860
DCC PLC	1,782	110,328
Diageo PLC	43,732	1,875,060
Entain PLC (b)	11,084	167,589
Experian PLC	17,348	506,903
Halma PLC	7,151	174,472
Hargreaves Lansdown PLC	6,557	62,734
HSBC Holdings PLC	381,677	2,482,654
Imperial Brands PLC	17,913	399,412
Informa PLC (b)	28,603	183,689
InterContinental Hotels Group PLC	3,400	179,617
Intertek Group PLC	3,036	155,078
J Sainsbury PLC	33,222	82,307
JD Sports Fashion PLC	48,005	67,278
Johnson Matthey PLC	3,475	81,260
Just Eat Takeaway.com NV (b)(d)	3,344	52,670
Kingfisher PLC	40,687	120,714
Land Securities Group PLC REIT	13,281	107,097
Legal & General Group PLC	112,016	325,811
Lloyds Banking Group PLC	1,346,393	691,822
London Stock Exchange Group PLC	6,246	578,922
M&G PLC	49,312	116,540
Melrose Industries PLC	83,695	152,160
National Grid PLC	69,078	882,541
Natwest Group PLC	107,661	285,425
Next PLC	2,472	175,924
Ocado Group PLC (b)	10,849	102,928
Pearson PLC	14,743	134,249
Persimmon PLC	5,877	132,968
Phoenix Group Holdings PLC	14,107	101,149
Reckitt Benckiser Group PLC	13,544	1,014,873
RELX PLC (e)	21,143	571,573
RELX PLC (e)	15,142	408,736
Rentokil Initial PLC	34,869	200,977
Rolls-Royce Holdings PLC (a)(b)	159,071	160,246
Sage Group PLC	19,984	154,063
Schroders PLC	2,337	75,836
Segro PLC REIT	23,027	273,163
Severn Trent PLC	4,747	156,750
Smith & Nephew PLC	16,475	229,593
Smiths Group PLC	7,271	123,580
Spirax-Sarco Engineering PLC	1,403	168,309

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
St James's Place PLC	9,851	$131,898
Standard Chartered PLC	49,700	373,376
Taylor Wimpey PLC	66,514	94,227
Tesco PLC	144,316	447,801
Unilever PLC	48,461	2,189,937
United Utilities Group PLC	12,803	158,596
Vodafone Group PLC	507,899	781,262
Whitbread PLC	3,690	111,047
WPP PLC	22,395	224,271
		28,939,580
UNITED STATES — 6.8%
CyberArk Software, Ltd. (b)	765	97,889
Ferguson PLC	4,136	461,510
GSK PLC	96,207	2,062,902
James Hardie Industries PLC CDI	8,183	178,771
Nestle SA	53,229	6,196,104
QIAGEN NV (b)	4,385	204,918
Roche Holding AG Bearer Shares (e)	502	193,176
Roche Holding AG (e)	13,287	4,421,135
Schneider Electric SE	10,235	1,208,050
Sinch AB (a)(b)(d)	9,596	31,179
Stellantis NV (e)	19,359	238,454
Stellantis NV (e)	21,905	270,044
Swiss Re AG	5,676	438,618
Tenaris SA	9,427	120,926
		16,123,676
TOTAL COMMON STOCKS (Cost $262,264,242)		234,776,721

SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (f)(g)	888,246	888,157
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h)(i)	3,994,205	$3,994,205
TOTAL SHORT-TERM INVESTMENTS (Cost $4,882,459)		4,882,362
TOTAL INVESTMENTS — 101.1% (Cost $267,146,701)		239,659,083
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(2,571,404)
NET ASSETS — 100.0%		$237,087,679
(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$234,776,307	$414	$—	$234,776,721
Short-Term Investments	4,882,362	—	—	4,882,362
TOTAL INVESTMENTS	$239,658,669	$414	$—	$239,659,083
See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	19.2%
Health Care	15.0
Industrials	14.7
Consumer Discretionary	12.2
Consumer Staples	11.7
Information Technology	8.5
Materials	6.1
Communication Services	5.4
Real Estate	3.1
Utilities	2.8
Energy	0.3
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	100,342	$100,363	$12,059,657	$11,271,615	$(151)	$(97)	888,246	$888,157	$1,440
State Street Navigator Securities Lending Portfolio II	2,741,208	2,741,208	23,767,698	22,514,701	—	—	3,994,205	3,994,205	24,327
Total		$2,841,571	$35,827,355	$33,786,316	$(151)	$(97)		$4,882,362	$25,767
See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.3%
BRAZIL — 3.3%
Ambev SA	79,373	$203,386
Americanas SA	15,941	40,939
B3 SA - Brasil Bolsa Balcao	134,506	281,901
Banco Bradesco SA Preference Shares	96,703	318,062
Banco Bradesco SA	16,129	44,352
Banco BTG Pactual SA	3,607	15,388
Banco Santander Brasil SA	6,467	35,628
BB Seguridade Participacoes SA	19,509	96,846
Bradespar SA Preference Shares	2,382	11,497
Braskem SA Class A, Preference Shares	1,079	7,684
Centrais Eletricas Brasileiras SA	9,377	82,842
Cia Brasileira de Distribuicao	2,131	6,659
Cia Siderurgica Nacional SA	23,302	68,799
Cosan SA	35,174	122,416
Equatorial Energia SA	36,417	159,054
Gerdau SA Preference Shares	17,584	75,152
Hapvida Participacoes e Investimentos SA (a)	64,968	67,957
Inter & Co., Inc. (b)	8	20
Itau Unibanco Holding SA Preference Shares	85,189	369,300
Itausa SA Preference Shares	104,006	165,870
Itausa SA	3	5
Klabin SA	11,097	42,865
Localiza Rent a Car SA	15,680	157,146
Lojas Renner SA	31,285	135,323
Magazine Luiza SA	71,776	32,117
Natura & Co. Holding SA	12,212	31,339
Rumo SA	29,119	88,925
Sendas Distribuidora SA	10,180	27,779
Suzano SA	10,788	102,507
Telefonica Brasil SA	12,163	109,455
TOTVS SA	5,891	26,203
Via SA (b)	20,426	7,499
WEG SA	46,198	233,665
		3,168,580
CHILE — 0.5%
Banco Santander Chile	1,638,594	64,801
Cencosud SA	35,684	44,488
Empresas CMPC SA	61,603	100,276
Enel Americas SA	802,610	74,618
Falabella SA	12,784	29,338
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	2,053	167,638
		481,159
CHINA — 37.8%
360 DigiTech, Inc. ADR	1,452	25,120
Security Description	Shares	Value
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	18,000	$57,000
3SBio, Inc. (a)	19,000	15,109
AAC Technologies Holdings, Inc. (c)	13,000	29,920
Addsino Co., Ltd. Class A	17,300	30,811
Agricultural Bank of China, Ltd. Class H	463,000	174,651
Aier Eye Hospital Group Co., Ltd. Class A	4,545	30,351
Air China, Ltd. Class A (b)	29,800	51,606
Airtac International Group	2,092	69,725
Akeso, Inc. (a)(b)	3,000	8,812
Alibaba Group Holding, Ltd. ADR (b)	2,729	310,233
Alibaba Group Holding, Ltd. (b)	224,200	3,197,163
Alibaba Health Information Technology, Ltd. (b)(c)	64,000	44,043
Anhui Conch Cement Co., Ltd. Class H	31,000	134,320
Anjoy Foods Group Co., Ltd. Class A	900	22,536
ANTA Sports Products, Ltd.	28,895	354,976
Autohome, Inc. ADR	829	32,605
AviChina Industry & Technology Co., Ltd. Class H	16,000	9,155
Baidu, Inc. Class A (b)	39,912	755,317
Bank of China, Ltd. Class H	1,277,509	509,574
Bank of Communications Co., Ltd. Class H	225,000	155,411
BBMG Corp. Class A	174,300	72,016
BeiGene, Ltd. ADR (b)	631	102,127
Beijing E-Hualu Information Technology Co., Ltd. Class A	8,500	22,061
Beijing Enterprises Holdings, Ltd.	7,000	24,889
Beijing Enterprises Water Group, Ltd.	206,000	62,218
Beijing Shunxin Agriculture Co., Ltd. Class A	7,800	31,204
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	1,900	38,070
BGI Genomics Co., Ltd. Class A	4,000	42,779
Bilibili, Inc. ADR (b)	3,135	80,256
BYD Co., Ltd. Class A	1,800	89,538
BYD Co., Ltd. Class H	16,136	645,691
BYD Electronic International Co., Ltd. (c)	12,500	39,426
Caitong Securities Co., Ltd. Class A	62,010	72,793
CanSino Biologics, Inc. Class H (a)(c)	1,600	16,383
CGN Power Co., Ltd. Class H (a)	475,000	115,013

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
China Cinda Asset Management Co., Ltd. Class H	344,000	$53,922
China CITIC Bank Corp., Ltd. Class H	258,000	115,405
China Conch Venture Holdings, Ltd.	27,500	59,928
China Construction Bank Corp. Class H	1,545,340	1,037,848
China Eastern Airlines Corp., Ltd. Class A (b)	44,500	36,441
China Everbright Environment Group, Ltd.	97,851	57,736
China Feihe, Ltd. (a)	36,000	41,382
China Hongqiao Group, Ltd.	24,000	27,129
China International Capital Corp., Ltd. Class H (a)(c)	24,000	51,138
China Jinmao Holdings Group, Ltd.	8,000	2,151
China Life Insurance Co., Ltd. Class H	160,000	278,529
China Literature, Ltd. (a)(b)(c)	3,000	14,490
China Longyuan Power Group Corp., Ltd. Class H	77,000	148,761
China Medical System Holdings, Ltd.	15,000	23,398
China Meidong Auto Holdings, Ltd.	12,000	37,773
China Mengniu Dairy Co., Ltd.	47,000	234,492
China Merchants Bank Co., Ltd. Class A	25,300	159,252
China Merchants Bank Co., Ltd. Class H	64,000	428,192
China Merchants Port Holdings Co., Ltd.	49,024	83,342
China Minsheng Banking Corp., Ltd. Class H (c)	154,300	55,058
China National Building Material Co., Ltd. Class H (c)	68,000	72,619
China Oilfield Services, Ltd. Class H	54,000	52,920
China Overseas Land & Investment, Ltd.	50,000	158,023
China Pacific Insurance Group Co., Ltd. Class H	45,000	109,992
China Railway Group, Ltd. Class H	211,000	130,414
China Resources Beer Holdings Co., Ltd.	24,000	178,923
China Resources Cement Holdings, Ltd.	46,000	30,894
China Resources Gas Group, Ltd.	21,200	98,747
China Resources Land, Ltd.	64,000	298,511
China Resources Mixc Lifestyle Services, Ltd. (a)	8,200	40,650
China Ruyi Holdings, Ltd. (b)	64,000	23,489
Security Description	Shares	Value
China Taiping Insurance Holdings Co., Ltd.	55,830	$68,872
China Tourism Group Duty Free Corp., Ltd. Class A	1,700	59,065
China Tower Corp., Ltd. Class H (a)	682,000	87,782
China Vanke Co., Ltd. Class H	47,000	118,115
China Yangtze Power Co., Ltd. Class A	21,800	75,179
Chinasoft International, Ltd.	16,000	16,373
Chongqing Zhifei Biological Products Co., Ltd. Class A	4,300	71,201
CITIC Securities Co., Ltd. Class H	92,250	206,203
CMOC Group, Ltd. Class A	78,000	66,666
Contemporary Amperex Technology Co., Ltd. Class A (b)	3,800	302,676
COSCO SHIPPING Holdings Co., Ltd. Class A	45,500	94,336
COSCO SHIPPING Holdings Co., Ltd. Class H (c)	22,850	31,915
Country Garden Holdings Co., Ltd. (c)	173,460	107,432
Country Garden Services Holdings Co., Ltd.	26,000	115,803
CSPC Pharmaceutical Group, Ltd.	210,640	209,111
Daan Gene Co., Ltd. Class A	2,680	6,872
Dada Nexus, Ltd. ADR (b)	1,946	15,782
Daqo New Energy Corp. ADR (b)	900	64,242
DiDi Global, Inc. ADR (b)	1,600	4,720
Dongfang Electric Corp., Ltd. Class A	25,000	61,342
Dongyue Group, Ltd.	39,000	48,806
East Money Information Co., Ltd. Class A	8,880	33,643
ENN Energy Holdings, Ltd.	12,600	206,977
Eve Energy Co., Ltd. Class A	3,400	49,447
Flat Glass Group Co., Ltd. Class A (b)	8,000	45,464
Flat Glass Group Co., Ltd. Class H (c)	5,000	17,586
Foshan Haitian Flavouring & Food Co., Ltd. Class A	4,674	62,997
Fuyao Glass Industry Group Co., Ltd. Class A	5,300	33,053
Ganfeng Lithium Co., Ltd. Class A	3,300	73,194
Ganfeng Lithium Co., Ltd. Class H (a)(c)	5,080	55,902
GDS Holdings, Ltd. ADR (b)	1,776	59,301
GDS Holdings, Ltd. Class A (b)	6,640	27,967
Geely Automobile Holdings, Ltd.	111,000	252,358
Gemdale Corp. Class A	28,493	57,120
Genscript Biotech Corp. (b)	20,000	72,512

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
GoerTek, Inc. Class A	17,200	$86,203
GOME Retail Holdings, Ltd. (b)(c)	171,000	8,281
Great Wall Motor Co., Ltd. Class H	81,713	168,071
GRG Banking Equipment Co., Ltd. Class A	29,700	41,067
Guangdong Hongda Holdings Group Co., Ltd. Class A	1,800	7,472
Guangdong Investment, Ltd.	88,801	93,928
Guangzhou Automobile Group Co., Ltd. Class H	36,000	34,821
Guangzhou Haige Communications Group, Inc. Co. Class A	33,500	45,422
Haidilao International Holding, Ltd. (a)(b)(c)	15,000	34,982
Haier Smart Home Co., Ltd. Class A	29,700	121,649
Haier Smart Home Co., Ltd. Class H	27,200	100,696
Haitong Securities Co., Ltd. Class A	40,000	58,530
Hangzhou First Applied Material Co., Ltd. Class A	3,700	36,160
Hangzhou Silan Microelectronics Co., Ltd. Class A	12,900	100,057
Hangzhou Tigermed Consulting Co., Ltd. Class A	4,400	75,114
Hansoh Pharmaceutical Group Co., Ltd. (a)	18,000	36,335
Hello Group, Inc. ADR	838	4,232
Hengan International Group Co., Ltd.	16,000	75,137
Hengli Petrochemical Co., Ltd. Class A	7,800	25,875
Hithink RoyalFlush Information Network Co., Ltd. Class A	3,200	45,894
Hua Hong Semiconductor, Ltd. (a)(b)	11,000	39,812
Huaneng Power International, Inc. Class H (c)	150,000	74,742
Huatai Securities Co., Ltd. Class H (a)	78,000	115,704
Huazhu Group, Ltd. ADR	2,239	85,306
Hutchmed China, Ltd. ADR (b)(c)	274	3,463
Hygeia Healthcare Holdings Co., Ltd. (a)(c)	9,200	61,142
I-Mab ADR (b)(c)	346	3,910
Industrial & Commercial Bank of China, Ltd. Class A	68,500	48,737
Industrial & Commercial Bank of China, Ltd. Class H	969,857	575,961
Industrial Bank Co., Ltd. Class A	23,300	69,161
Innovent Biologics, Inc. (a)(b)	21,500	95,623
Security Description	Shares	Value
Intco Medical Technology Co., Ltd. Class A	2,100	$7,944
iQIYI, Inc. ADR (b)(c)	4,944	20,765
JA Solar Technology Co., Ltd. Class A	5,040	59,314
JD Health International, Inc. (a)(b)(c)	19,350	151,778
JD.com, Inc. Class A	34,184	1,101,283
Jiangsu Hengli Hydraulic Co., Ltd. Class A	100	921
Jiangsu Hengrui Medicine Co., Ltd. Class A	5,592	30,937
Jiangxi Copper Co., Ltd. Class A	10,100	26,861
Jinxin Fertility Group, Ltd. (a)	13,000	11,978
Jiumaojiu International Holdings, Ltd. (a)(c)	13,000	34,542
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	33,900	62,448
JOYY, Inc. ADR (c)	580	17,319
KE Holdings, Inc. ADR (b)	3,859	69,269
Kingboard Holdings, Ltd.	9,000	34,064
Kingdee International Software Group Co., Ltd. (b)	32,000	75,036
Kingsoft Cloud Holdings, Ltd. ADR (b)	684	3,044
Kingsoft Corp., Ltd.	29,000	113,088
Kuaishou Technology (a)(b)	29,600	329,687
Kweichow Moutai Co., Ltd. Class A	1,500	457,549
Lenovo Group, Ltd.	161,880	151,215
Lens Technology Co., Ltd. Class A	17,800	29,391
Li Auto, Inc. ADR (b)	8,252	316,134
Li Ning Co., Ltd.	34,500	319,634
Longfor Group Holdings, Ltd. (a)	32,000	151,091
LONGi Green Energy Technology Co., Ltd. Class A	12,180	121,051
Lufax Holding, Ltd. ADR	9,771	58,626
Luxshare Precision Industry Co., Ltd. Class A	19,129	96,413
Luzhou Laojiao Co., Ltd. Class A	1,600	58,838
Mango Excellent Media Co., Ltd. Class A	5,000	24,880
Maxscend Microelectronics Co., Ltd. Class A	288	5,799
Meituan Class B (a)(b)	65,400	1,618,550
Microport Scientific Corp. (b)(c)	7,808	22,637
Ming Yuan Cloud Group Holdings, Ltd. (c)	10,000	16,006
Minth Group, Ltd.	14,000	38,180
MMG, Ltd. (b)	60,000	22,327
Muyuan Foods Co., Ltd. Class A	8,986	74,081
NanJi E-Commerce Co., Ltd. Class A	22,500	17,922

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
NARI Technology Co., Ltd. Class A	17,280	$69,592
NAURA Technology Group Co., Ltd. Class A	1,400	57,869
NetEase, Inc.	35,930	659,812
New China Life Insurance Co., Ltd. Class H	35,700	100,317
New Oriental Education & Technology Group, Inc. (b)	9,700	19,556
NIO, Inc. ADR (b)	22,081	479,599
Nongfu Spring Co., Ltd. Class H (a)(c)	24,800	142,379
OFILM Group Co., Ltd. Class A (b)	32,800	32,828
Ovctek China, Inc. Class A	1,400	11,943
Pharmaron Beijing Co., Ltd. Class A	2,700	38,348
Pharmaron Beijing Co., Ltd. Class H (a)	2,600	26,027
PICC Property & Casualty Co., Ltd. Class H	156,000	162,224
Pinduoduo, Inc. ADR (b)	7,054	435,937
Ping An Bank Co., Ltd. Class A	21,600	48,263
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	9,800	29,037
Ping An Insurance Group Co. of China, Ltd. Class A	13,600	94,714
Ping An Insurance Group Co. of China, Ltd. Class H	111,000	754,669
Pop Mart International Group, Ltd. (a)(c)	13,400	64,721
Postal Savings Bank of China Co., Ltd. Class H (a)(c)	76,000	60,339
RiseSun Real Estate Development Co., Ltd. Class A	30,300	13,694
RLX Technology, Inc. ADR (b)	12,028	25,620
Sangfor Technologies, Inc. Class A	1,100	17,028
Seazen Group, Ltd. (b)	69,714	34,471
Seazen Holdings Co., Ltd. Class A	8,300	31,483
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	17,770	52,243
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	108,800	126,451
Shanghai Baosight Software Co., Ltd. Class A	13,700	111,575
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	16,000	105,224
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	82,000	72,078
Security Description	Shares	Value
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	14,000	$25,999
Shanxi Securities Co., Ltd. Class A	45,230	38,725
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	840	40,696
Shenzhen Kangtai Biological Products Co., Ltd. Class A	5,600	37,739
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	800	37,374
Shenzhou International Group Holdings, Ltd.	14,243	172,525
Shimao Group Holdings, Ltd. (c)(d)	19,500	8,238
Silergy Corp.	2,000	161,098
Sinopharm Group Co., Ltd. Class H	28,800	69,807
Smoore International Holdings, Ltd. (a)(c)	32,000	98,688
SooChow Securities Co., Ltd. Class A	41,890	43,301
Sun Art Retail Group, Ltd. (c)	6,000	1,950
Sunac China Holdings, Ltd. (d)	58,000	16,926
Sungrow Power Supply Co., Ltd. Class A	3,700	54,223
Sunny Optical Technology Group Co., Ltd.	12,900	210,261
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	11,000	37,623
TAL Education Group ADR (b)	2,018	9,828
Tencent Holdings, Ltd.	100,295	4,529,728
Tencent Music Entertainment Group ADR (b)	7,048	35,381
Thunder Software Technology Co., Ltd. Class A	1,700	33,086
Tianma Microelectronics Co., Ltd. Class A	32,400	48,183
Tingyi Cayman Islands Holding Corp.	24,000	41,106
Tongcheng Travel Holdings, Ltd. (b)	18,400	39,581
Tongwei Co., Ltd. Class A	1,800	16,072
Trina Solar Co., Ltd. Class A	5,336	51,934
Trip.com Group, Ltd. ADR (b)	9,146	251,058
Tsingtao Brewery Co., Ltd. Class A	10,500	162,758
Tsingtao Brewery Co., Ltd. Class H (c)	10,000	103,989
Vipshop Holdings, Ltd. ADR (b)	10,456	103,410
Walvax Biotechnology Co., Ltd. Class A	10,100	72,900
Wanhua Chemical Group Co., Ltd. Class A	3,500	50,635
Want Want China Holdings, Ltd.	150,000	130,369
Weibo Corp. ADR (b)	1,038	24,009

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Weichai Power Co., Ltd. Class A	65,100	$121,088
Weichai Power Co., Ltd. Class H	32,000	50,812
Weimob, Inc. (a)(b)(c)	45,000	30,738
Wharf Holdings, Ltd.	28,000	102,052
Will Semiconductor Co., Ltd. Shanghai Class A	1,200	30,971
Wingtech Technology Co., Ltd. Class A	2,700	34,277
Wuliangye Yibin Co., Ltd. Class A	6,842	206,081
WuXi AppTec Co., Ltd. Class A	7,472	115,899
WuXi AppTec Co., Ltd. Class H (a)	6,480	86,296
Wuxi Biologics Cayman, Inc. (a)(b)	56,000	512,403
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	10,160	95,747
Wuxi Shangji Automation Co., Ltd. Class A	2,240	52,119
Xiaomi Corp. Class B (a)(b)(c)	225,600	392,150
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	25,239	55,717
Xinyi Solar Holdings, Ltd.	73,281	113,186
XPeng, Inc. ADR (b)	6,145	195,042
Yadea Group Holdings, Ltd. (a)	24,000	46,979
Yantai Eddie Precision Machinery Co., Ltd. Class A	840	2,569
Yifan Pharmaceutical Co., Ltd. Class A (b)	21,000	43,790
Yihai International Holding, Ltd.	8,000	28,852
Yum China Holdings, Inc.	7,870	381,695
Yunnan Energy New Material Co., Ltd. Class A	2,100	78,450
Zai Lab, Ltd. ADR (b)	1,148	39,813
Zhejiang Dahua Technology Co., Ltd. Class A	21,600	52,903
Zhejiang Huayou Cobalt Co., Ltd. Class A	4,550	64,895
Zhejiang NHU Co., Ltd. Class A	20,856	70,959
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	6,900	22,467
Zhongji Innolight Co., Ltd. Class A	6,000	27,789
Zhongsheng Group Holdings, Ltd.	7,000	49,376
Zhuzhou CRRC Times Electric Co., Ltd.	20,700	102,089
Zijin Mining Group Co., Ltd. Class A	51,200	71,253
Zijin Mining Group Co., Ltd. Class H	76,000	93,076
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	20,000	18,377
ZTE Corp. Class A	8,100	30,845
Security Description	Shares	Value
ZTE Corp. Class H	12,800	$29,818
ZTO Express Cayman, Inc. ADR	6,850	188,032
		36,894,400
COLOMBIA — 0.1%
Bancolombia SA Preference Shares	16,281	124,032
EGYPT — 0.1%
Commercial International Bank Egypt SAE	29,167	57,838
ElSewedy Electric Co. (b)	114,365	36,864
		94,702
GREECE — 0.1%
Alpha Services & Holdings SA (b)	23,732	20,642
Hellenic Telecommunications Organization SA	3,797	65,776
JUMBO SA	1,379	19,982
		106,400
HONG KONG — 0.2%
China Youzan, Ltd. (b)(c)	112,000	3,411
Huabao International Holdings, Ltd. (c)	11,000	8,467
Sino Biopharmaceutical, Ltd.	268,250	169,901
		181,779
HUNGARY — 0.1%
OTP Bank Nyrt	5,923	131,431
INDIA — 11.4%
Adani Green Energy, Ltd. (b)	6,178	150,952
Adani Ports & Special Economic Zone, Ltd.	13,960	118,799
Adani Total Gas, Ltd.	4,656	141,079
Adani Transmission, Ltd. (b)	6,227	195,048
Ambuja Cements, Ltd.	12,974	59,635
Apollo Hospitals Enterprise, Ltd.	1,170	54,572
Asian Paints, Ltd.	5,922	202,108
Aurobindo Pharma, Ltd.	11,926	77,486
Avenue Supermarts, Ltd. (a)(b)	2,794	120,506
Axis Bank, Ltd.	40,439	326,083
Bajaj Auto, Ltd.	1,800	84,484
Bajaj Finance, Ltd.	3,163	216,300
Bajaj Finserv, Ltd.	829	114,754
Balkrishna Industries, Ltd.	1,935	52,659
Bandhan Bank, Ltd. (a)	18,791	62,698
Bharat Electronics, Ltd.	37,588	111,423
Bharat Forge, Ltd.	7,575	62,520
Bharti Airtel, Ltd. (b)	33,573	291,188
Biocon, Ltd.	7,828	30,570
Britannia Industries, Ltd.	993	43,587
Cholamandalam Investment & Finance Co., Ltd.	11,182	87,717
Cipla, Ltd.	7,448	86,502
Container Corp. Of India, Ltd.	5,192	39,072

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Dabur India, Ltd.	11,446	$71,881
Divi's Laboratories, Ltd.	2,029	93,274
DLF, Ltd.	6,703	26,541
Dr Reddy's Laboratories, Ltd.	2,460	136,867
Eicher Motors, Ltd.	2,535	89,698
Godrej Consumer Products, Ltd. (b)	7,355	70,553
Grasim Industries, Ltd.	6,750	112,888
Havells India, Ltd.	5,443	75,691
HCL Technologies, Ltd.	21,540	265,457
HDFC Life Insurance Co., Ltd. (a)	5,478	38,151
Hero MotoCorp, Ltd.	1,086	37,400
Hindalco Industries, Ltd.	32,365	138,788
Hindustan Unilever, Ltd.	14,626	413,115
Housing Development Finance Corp., Ltd.	21,010	577,537
ICICI Bank, Ltd.	81,588	730,622
ICICI Lombard General Insurance Co., Ltd. (a)	2,244	31,852
ICICI Prudential Life Insurance Co., Ltd. (a)	2,315	14,335
Indus Towers, Ltd.	17,473	46,264
Info Edge India, Ltd.	1,403	66,778
Infosys, Ltd.	57,323	1,061,135
InterGlobe Aviation, Ltd. (a)(b)	4,374	88,962
ITC, Ltd.	61,459	212,847
Jubilant Foodworks, Ltd.	11,000	71,351
Kotak Mahindra Bank, Ltd.	7,181	151,044
Larsen & Toubro Infotech, Ltd. (a)	648	32,620
Larsen & Toubro, Ltd.	10,808	213,259
Lupin, Ltd.	4,796	37,103
Mahindra & Mahindra, Ltd.	16,946	234,569
Marico, Ltd.	9,850	59,607
Maruti Suzuki India, Ltd.	2,392	256,571
MRF, Ltd.	27	24,206
Muthoot Finance, Ltd.	4,463	55,174
Nestle India, Ltd.	508	112,378
Page Industries, Ltd.	79	40,180
Petronet LNG, Ltd.	13,072	35,969
PI Industries, Ltd.	1,482	48,032
Piramal Enterprises, Ltd.	2,313	48,493
Power Grid Corp. of India, Ltd.	29,574	79,353
Samvardhana Motherson International, Ltd.	32,022	47,908
SBI Cards & Payment Services, Ltd.	7,847	76,336
SBI Life Insurance Co., Ltd. (a)	1,455	19,928
Shree Cement, Ltd.	188	45,254
Shriram Transport Finance Co., Ltd.	6,562	106,470
State Bank of India	39,735	234,418
Sun Pharmaceutical Industries, Ltd.	21,968	231,050
Tata Consultancy Services, Ltd.	16,448	680,455
Security Description	Shares	Value
Tata Consumer Products, Ltd.	6,941	$62,082
Tata Elxsi, Ltd.	407	42,109
Tata Steel, Ltd.	13,285	145,858
Tech Mahindra, Ltd.	7,576	95,932
Titan Co., Ltd.	6,394	157,173
Torrent Pharmaceuticals, Ltd.	396	14,342
Trent, Ltd.	4,598	62,540
UltraTech Cement, Ltd.	1,800	127,806
United Spirits, Ltd. (b)	6,294	60,551
UPL, Ltd.	12,749	102,092
Wipro, Ltd.	23,245	122,461
Yes Bank, Ltd. (b)	243,931	39,073
		11,104,125
INDONESIA — 1.5%
Bank Central Asia Tbk PT	891,700	433,954
Bank Mandiri Persero Tbk PT	363,400	193,317
Bank Negara Indonesia Persero Tbk PT	173,309	91,322
Bank Rakyat Indonesia Persero Tbk PT	1,291,767	359,848
Kalbe Farma Tbk PT	435,865	48,568
Telkom Indonesia Persero Tbk PT	1,076,200	288,961
Unilever Indonesia Tbk PT	243,100	77,838
		1,493,808
KUWAIT — 0.8%
Agility Public Warehousing Co. KSC	58,922	156,089
Boubyan Bank KSCP	23,011	57,959
Gulf Bank KSCP	136,753	142,145
Kuwait Finance House KSCP	84,282	239,197
Mabanee Co. KPSC	23,325	57,229
National Bank of Kuwait SAKP	38,708	131,549
		784,168
MALAYSIA — 1.6%
CIMB Group Holdings Bhd	171,804	193,340
DiGi.Com Bhd	137,200	108,951
Genting Malaysia Bhd	60,300	38,855
Hartalega Holdings Bhd	20,500	14,233
IHH Healthcare Bhd	92,900	135,951
IOI Corp. Bhd	153,600	133,823
Kossan Rubber Industries Bhd	11,000	3,294
Malayan Banking Bhd	33,350	64,998
Maxis Bhd	115,300	86,328
Petronas Chemicals Group Bhd	83,300	170,096
Petronas Gas Bhd	17,700	66,021
Public Bank Bhd	274,500	272,165
Sime Darby Bhd	93,055	44,970
Sime Darby Plantation Bhd	51,455	50,550
Supermax Corp. Bhd	33,736	6,697
Tenaga Nasional Bhd	59,000	106,822
Top Glove Corp. Bhd	101,800	24,021
		1,521,115

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
MEXICO — 2.2%
America Movil SAB de CV Series L (c)	514,738	$524,286
Arca Continental SAB de CV	9,280	60,945
Coca-Cola Femsa SAB de CV	10,710	59,103
Fomento Economico Mexicano SAB de CV	42,747	287,639
Gruma SAB de CV Class B (c)	4,642	51,204
Grupo Aeroportuario del Pacifico SAB de CV Class B	10,032	139,269
Grupo Bimbo SAB de CV Class A	35,833	116,100
Grupo Carso SAB de CV Series A1 (c)	17,176	63,806
Grupo Financiero Banorte SAB de CV Series O	45,314	251,930
Grupo Financiero Inbursa SAB de CV Series O (b)	64,598	102,521
Industrias Penoles SAB de CV (c)	4,405	40,653
Kimberly-Clark de Mexico SAB de CV Class A (c)	33,074	44,638
Orbia Advance Corp. SAB de CV	36,478	85,085
Promotora y Operadora de Infraestructura SAB de CV	4,963	36,237
Wal-Mart de Mexico SAB de CV	89,152	306,353
		2,169,769
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR (c)	7,121	46,999
Credicorp, Ltd.	1,407	168,713
Southern Copper Corp.	980	48,814
		264,526
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	85,270	73,740
AC Energy Corp.	32,490	4,751
Ayala Corp.	9,370	102,246
Ayala Land, Inc.	212,680	98,633
BDO Unibank, Inc.	53,165	106,842
SM Investments Corp.	6,020	85,617
SM Prime Holdings, Inc.	296,000	196,759
Universal Robina Corp.	29,420	59,391
		727,979
POLAND — 0.5%
Allegro.eu SA (a)(b)	3,945	20,923
Bank Polska Kasa Opieki SA	4,613	83,665
CD Projekt SA	1,148	24,432
KGHM Polska Miedz SA	5,063	133,899
Powszechna Kasa Oszczednosci Bank Polski SA	19,282	120,088
Security Description	Shares	Value
Powszechny Zaklad Ubezpieczen SA	14,115	$94,124
		477,131
QATAR — 1.0%
Barwa Real Estate Co.	93,574	85,821
Commercial Bank PQSC	89,592	168,396
Industries Qatar QSC	44,816	196,283
Masraf Al Rayan QSC	169,028	191,690
Qatar National Bank QPSC	67,205	368,712
		1,010,902
ROMANIA — 0.1%
NEPI Rockcastle SA	10,100	53,692
RUSSIA — 0.0%
Mobile TeleSystems PJSC ADR (d)	8,917	—
Polyus PJSC GDR (d)	1,137	—
Sberbank of Russia PJSC (b)(d)	267,268	—
TCS Group Holding PLC GDR (b)(d)	2,150	—
VK Co., Ltd. GDR (b)(d)	1,648	—
VTB Bank PJSC (d)	56,126,000	—
X5 Retail Group NV GDR (d)	2,256	—
Yandex NV Class A (b)(d)	5,874	—
		—
SAUDI ARABIA — 3.9%
Advanced Petrochemical Co.	5,424	74,303
Al Rajhi Bank	34,473	757,982
Alinma Bank	9,440	84,032
Almarai Co. JSC	3,362	46,952
Arab National Bank	8,024	63,087
Bank AlBilad (b)	5,116	59,653
Bank Al-Jazira	10,100	60,028
Banque Saudi Fransi	10,615	134,098
Bupa Arabia for Cooperative Insurance Co.	1,096	46,561
Dar Al Arkan Real Estate Development Co. (b)	20,615	59,118
Emaar Economic City (b)	6,338	16,689
Etihad Etisalat Co.	8,226	76,733
Jarir Marketing Co.	1,209	52,393
National Industrialization Co. (b)	5,428	23,320
Petro Rabigh	8,631	39,243
Rabigh Refining & Petrochemical Co. (b)	7,487	34,042
Riyad Bank	20,122	172,148
SABIC Agri-Nutrients Co.	2,342	86,013
Sahara International Petrochemical Co.	11,449	153,178
Saudi Arabian Mining Co. (b)	18,292	243,026
Saudi Basic Industries Corp.	11,308	306,200
Saudi British Bank	15,157	164,412
Saudi Electricity Co.	7,479	48,237

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Saudi Industrial Investment Group	3,655	$27,762
Saudi Kayan Petrochemical Co. (b)	12,180	51,225
Saudi National Bank	33,932	595,965
Saudi Telecom Co.	10,842	280,578
Savola Group	3,397	30,420
Yanbu National Petrochemical Co.	3,362	45,250
		3,832,648
SOUTH AFRICA — 3.3%
Absa Group, Ltd.	13,957	131,711
Anglo American Platinum, Ltd.	803	69,847
Bid Corp., Ltd.	9,279	173,776
Bidvest Group, Ltd.	10,572	135,253
Capitec Bank Holdings, Ltd.	690	83,484
Clicks Group, Ltd.	4,587	76,525
FirstRand, Ltd.	85,227	324,469
Gold Fields, Ltd.	17,518	163,605
Growthpoint Properties, Ltd. REIT	67,967	51,237
Harmony Gold Mining Co., Ltd.	8,088	25,657
Impala Platinum Holdings, Ltd.	10,902	120,543
MTN Group, Ltd.	32,420	261,299
Naspers, Ltd. Class N	3,834	554,118
Nedbank Group, Ltd.	7,489	94,746
Northam Platinum Holdings, Ltd. (b)	4,590	47,991
Old Mutual, Ltd.	20,511	13,810
Remgro, Ltd.	3,392	26,898
Sanlam, Ltd.	36,609	118,145
Shoprite Holdings, Ltd.	11,224	135,572
Sibanye Stillwater, Ltd.	36,867	91,523
SPAR Group, Ltd. (c)	11,957	100,809
Standard Bank Group, Ltd.	27,136	257,024
Vodacom Group, Ltd.	15,696	125,635
Woolworths Holdings, Ltd.	13,972	46,268
		3,229,945
SOUTH KOREA — 11.8%
Alteogen, Inc. (b)	398	18,729
AMOREPACIFIC Group	795	22,839
Celltrion Healthcare Co., Ltd.	954	50,404
Celltrion Pharm, Inc. (b)	304	18,426
Celltrion, Inc.	1,922	264,231
Coway Co., Ltd.	1,949	95,919
Doosan Enerbility Co., Ltd. (b)	4,521	67,550
Ecopro BM Co., Ltd.	716	62,589
Green Cross Corp.	112	14,535
Hana Financial Group, Inc.	6,835	207,145
Hanwha Solutions Corp. (b)	1,646	48,046
Helixmith Co., Ltd. (b)	113	1,810
HLB, Inc. (b)	1,469	40,051
HMM Co., Ltd.	4,231	80,162
Hyundai Engineering & Construction Co., Ltd.	3,867	123,152
Security Description	Shares	Value
Hyundai Glovis Co., Ltd.	841	$116,266
Hyundai Mobis Co., Ltd.	1,477	226,373
Hyundai Motor Co.	2,850	396,199
Hyundai Motor Co. Preference Shares	1,060	71,026
Hyundai Steel Co.	2,042	50,484
Industrial Bank of Korea	13,849	102,609
Kakao Corp.	3,849	207,213
KB Financial Group, Inc.	7,340	272,197
Kia Corp.	5,121	304,878
Korea Zinc Co., Ltd.	312	117,144
Krafton, Inc. (b)	365	61,564
KT&G Corp.	2,965	187,710
Kumho Petrochemical Co., Ltd.	277	29,654
L&F Co., Ltd. (b)	352	56,932
LG Chem, Ltd.	900	357,671
LG Corp.	2,113	126,774
LG Electronics, Inc.	2,504	170,289
LG Energy Solution, Ltd. (b)	282	80,578
LG H&H Co., Ltd.	224	117,314
LG Innotek Co., Ltd.	182	48,009
Lotte Chemical Corp.	451	62,523
LX Holdings Corp. (b)	972	6,857
NAVER Corp.	2,349	434,196
NCSoft Corp.	420	113,055
POSCO Chemtech Co., Ltd.	277	22,827
POSCO Holdings, Inc.	1,624	288,303
Samsung Biologics Co., Ltd. (a)(b)	239	145,417
Samsung C&T Corp.	1,672	158,392
Samsung Electronics Co., Ltd. Preference Shares	13,199	528,611
Samsung Electronics Co., Ltd.	79,657	3,496,957
Samsung Fire & Marine Insurance Co., Ltd.	764	118,272
Samsung SDI Co., Ltd.	1,077	441,285
Samsung SDS Co., Ltd.	1,185	118,646
Seegene, Inc.	580	16,148
Shin Poong Pharmaceutical Co., Ltd. (b)	507	8,532
Shinhan Financial Group Co., Ltd.	10,103	288,290
SK Bioscience Co., Ltd. (b)	430	33,283
SK Chemicals Co., Ltd.	133	9,434
SK Hynix, Inc.	9,866	691,471
SK Square Co., Ltd. (b)	657	19,760
SK Telecom Co., Ltd.	1,019	40,810
S-Oil Corp.	1,886	151,066
Woori Financial Group, Inc.	14,331	133,553
		11,544,160
TAIWAN — 15.6%
Accton Technology Corp.	5,000	40,106
ASE Technology Holding Co., Ltd.	78,656	202,106
Asustek Computer, Inc.	21,000	219,298
AUO Corp.	48,000	26,314

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Catcher Technology Co., Ltd.	3,000	$16,698
Cathay Financial Holding Co., Ltd.	163,092	279,193
Chailease Holding Co., Ltd.	10,500	73,629
Chang Hwa Commercial Bank, Ltd.	136,983	79,932
China Airlines, Ltd. (b)	50,000	39,518
China Development Financial Holding Corp.	396,257	195,906
China Steel Corp.	254,000	243,036
Chunghwa Telecom Co., Ltd.	63,000	258,496
Compal Electronics, Inc.	258,000	197,404
CTBC Financial Holding Co., Ltd.	357,000	301,367
E Ink Holdings, Inc.	14,000	88,755
E.Sun Financial Holding Co., Ltd.	241,826	235,860
eMemory Technology, Inc.	1,000	34,809
Eva Airways Corp. (b)	43,000	45,772
Evergreen Marine Corp. Taiwan, Ltd.	34,000	96,739
Far Eastern New Century Corp.	65,000	69,518
First Financial Holding Co., Ltd.	259,944	229,053
Formosa Chemicals & Fibre Corp.	61,397	154,249
Formosa Plastics Corp.	81,000	295,576
Fubon Financial Holding Co., Ltd.	147,381	296,413
Globalwafers Co., Ltd.	2,000	30,471
Hon Hai Precision Industry Co., Ltd.	204,980	751,436
Hotai Motor Co., Ltd.	5,000	101,905
Hua Nan Financial Holdings Co., Ltd.	325,948	247,748
Innolux Corp.	80,000	32,556
Largan Precision Co., Ltd.	1,000	58,015
Lite-On Technology Corp.	78,000	151,889
MediaTek, Inc.	25,000	547,362
Mega Financial Holding Co., Ltd.	225,000	267,123
Nan Ya Plastics Corp.	128,000	357,307
Nan Ya Printed Circuit Board Corp.	4,000	35,045
Novatek Microelectronics Corp.	8,000	81,255
Oneness Biotech Co., Ltd. (b)	2,000	11,805
Pegatron Corp.	46,000	88,183
President Chain Store Corp.	10,394	95,258
Quanta Computer, Inc.	48,000	128,824
Realtek Semiconductor Corp.	8,000	97,668
SinoPac Financial Holdings Co., Ltd.	382,794	216,286
Taishin Financial Holding Co., Ltd.	299,530	164,203
Taiwan Cement Corp.	117,956	156,701
Taiwan Cooperative Financial Holding Co., Ltd.	297,701	268,831
Security Description	Shares	Value
Taiwan Mobile Co., Ltd.	32,000	$116,233
Taiwan Semiconductor Manufacturing Co., Ltd.	400,734	6,415,302
Unimicron Technology Corp.	18,000	95,952
Uni-President Enterprises Corp.	128,000	288,429
United Microelectronics Corp.	248,602	327,333
Voltronic Power Technology Corp.	1,000	48,598
Wan Hai Lines, Ltd.	10,000	40,022
Yang Ming Marine Transport Corp.	19,000	52,591
Yuanta Financial Holding Co., Ltd.	302,400	200,356
		15,194,434
THAILAND — 1.6%
Advanced Info Service PCL NVDR	35,377	194,621
Airports of Thailand PCL NVDR (b)	120,786	242,563
Bangkok Dusit Medical Services PCL NVDR	266,100	188,163
BTS Group Holdings PCL	435,800	105,391
CP ALL PCL NVDR	134,700	228,595
Delta Electronics Thailand PCL	4,800	45,210
Energy Absolute PCL	24,600	56,708
Minor International PCL NVDR (b)	137,352	132,088
PTT Global Chemical PCL NVDR	92,974	119,652
SCB X PCL (c)	34,816	102,414
Siam Cement PCL	12,800	135,404
		1,550,809
TURKEY — 0.3%
Aselsan Elektronik Sanayi Ve Ticaret A/S	30,959	42,388
BIM Birlesik Magazalar A/S	15,061	72,930
Eregli Demir ve Celik Fabrikalari TAS	22,591	36,722
Turk Hava Yollari AO (b)	16,932	47,460
Turkcell Iletisim Hizmetleri A/S	25,948	25,176
Turkiye Is Bankasi A/S Class C	137,994	36,200
Turkiye Petrol Rafinerileri AS (b)	2,921	46,273
		307,149
UNITED ARAB EMIRATES — 1.2%
Abu Dhabi Commercial Bank PJSC	98,053	236,517
Abu Dhabi Islamic Bank PJSC	23,429	47,839
Aldar Properties PJSC	165,051	199,961
Dubai Islamic Bank PJSC	30,039	47,106
Emirates NBD Bank PJSC	13,882	49,888
Emirates Telecommunications Group Co. PJSC	51,566	366,413

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
First Abu Dhabi Bank PJSC	47,766	$244,220
		1,191,944
UNITED STATES — 0.2%
JBS SA	23,815	143,861
Parade Technologies, Ltd.	1,000	38,677
		182,538
TOTAL COMMON STOCKS (Cost $103,976,311)		97,823,325

RIGHTS — 0.0% (e)
HONG KONG — 0.0% (e)
MICROPORT Rights (expiring 07/29/22) (b)(d) (Cost: $0)	3	—
SHORT-TERM INVESTMENT — 1.2%
State Street Navigator Securities Lending Portfolio II (f)(g) (Cost $1,168,410)	1,168,410	1,168,410
TOTAL INVESTMENTS — 101.5% (Cost $105,144,721)		98,991,735
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(1,454,309)
NET ASSETS — 100.0%		$97,537,426

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.4% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2022.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the securities is $25,164, representing 0.03% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$97,455,448	$342,713	$25,164	$97,823,325
Rights	—	—	0(a)	0
Short-Term Investment	1,168,410	—	—	1,168,410
TOTAL INVESTMENTS	$98,623,858	$342,713	$25,164	$98,991,735
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2022.
See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	23.0%
Information Technology	20.8
Consumer Discretionary	15.6
Communication Services	11.3
Materials	7.3
Consumer Staples	6.9
Industrials	5.9
Health Care	4.6
Real Estate	2.3
Utilities	2.1
Energy	0.5
Short-Term Investment	1.2
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	220,925	$220,969	$4,667,745	$4,888,673	$(41)	$—	—	$—	$131
State Street Navigator Securities Lending Portfolio II	1,472,763	1,472,763	7,905,665	8,210,018	—	—	1,168,410	1,168,410	3,591
Total		$1,693,732	$12,573,410	$13,098,691	$(41)	$—		$1,168,410	$3,722
See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 7.4%
Ampol, Ltd.	8,885	$209,137
Aristocrat Leisure, Ltd.	925	21,868
ASX, Ltd.	11,615	652,622
Aurizon Holdings, Ltd.	112,796	294,744
Australia & New Zealand Banking Group, Ltd.	91,426	1,385,006
BHP Group, Ltd.	406,723	11,536,928
BlueScope Steel, Ltd.	20,869	228,174
Brambles, Ltd.	111,556	821,580
Cochlear, Ltd.	2,004	273,819
Coles Group, Ltd.	72,932	893,202
Commonwealth Bank of Australia	42,609	2,648,141
CSL, Ltd.	31,350	5,800,350
Dexus REIT	35,730	218,179
Endeavour Group, Ltd.	34,249	178,283
Evolution Mining, Ltd.	14,118	23,106
Fortescue Metals Group, Ltd.	157,074	1,893,449
Glencore PLC (a)	280,005	1,513,572
Goodman Group REIT	103,594	1,270,858
GPT Group REIT	37,266	108,142
Insurance Australia Group, Ltd.	57,542	172,520
LendLease Corp., Ltd. Stapled Security	20,030	125,478
Lottery Corp., Ltd. (a)	75,300	234,046
Macquarie Group, Ltd.	4,218	477,163
Medibank Pvt, Ltd.	375,774	839,803
Mineral Resources, Ltd. (a)	2,361	78,368
Mirvac Group REIT (b)	55,538	75,427
National Australia Bank, Ltd.	66,574	1,253,904
Newcrest Mining, Ltd.	80,787	1,160,506
Northern Star Resources, Ltd.	8,942	42,059
Origin Energy, Ltd.	40,329	158,906
QBE Insurance Group, Ltd.	26,784	223,779
Ramsay Health Care, Ltd.	3,001	151,141
REA Group, Ltd. (b)	5,212	400,802
Rio Tinto PLC	113,546	6,779,654
Rio Tinto, Ltd.	34,226	2,417,097
Santos, Ltd.	58,782	299,927
Scentre Group REIT	131,027	233,361
SEEK, Ltd.	4,956	71,568
Sonic Healthcare, Ltd.	54,214	1,230,621
South32, Ltd.	91,665	248,352
Stockland REIT (b)	37,745	93,699
Suncorp Group, Ltd.	36,220	273,475
Telstra Corp., Ltd.	397,036	1,051,134
Transurban Group Stapled Security	66,705	659,606
Vicinity Centres REIT	72,116	90,999
Wesfarmers, Ltd.	163,381	4,708,545
Westpac Banking Corp.	104,837	1,405,778
Woodside Energy Group, Ltd.	84,712	1,854,750
Woolworths Group, Ltd.	92,446	2,263,110
		59,046,738
Security Description	Shares	Value
AUSTRIA — 0.2%
Erste Group Bank AG	11,439	$289,405
Mondi PLC	36,930	652,562
OMV AG	6,413	300,092
Voestalpine AG	8,400	178,095
		1,420,154
BELGIUM — 1.0%
Ageas SA/NV	6,853	300,764
Anheuser-Busch InBev SA/NV	12,113	650,399
Groupe Bruxelles Lambert SA	30,917	2,575,431
KBC Group NV	7,573	423,887
Proximus SADP	71,445	1,050,545
Sofina SA (b)	2,546	519,035
Solvay SA	2,663	215,261
UCB SA	16,532	1,393,732
Umicore SA	14,720	512,762
		7,641,816
BRAZIL — 0.0% (c)
Yara International ASA	6,309	262,839
CHINA — 0.5%
BOC Hong Kong Holdings, Ltd.	374,036	1,477,659
Chow Tai Fook Jewellery Group, Ltd.	154,600	290,800
Prosus NV (a)	11,479	749,805
SITC International Holdings Co., Ltd.	98,000	277,254
Wilmar International, Ltd.	142,500	413,667
Xinyi Glass Holdings, Ltd.	181,000	434,108
		3,643,293
DENMARK — 4.5%
AP Moller - Maersk A/S Class A	303	696,444
AP Moller - Maersk A/S Class B	440	1,024,018
Carlsberg AS Class B	5,500	698,967
Chr. Hansen Holding A/S	19,627	1,425,392
Coloplast A/S Class B	29,668	3,371,634
Danske Bank A/S (a)	41,955	591,576
Demant A/S (a)	4,395	164,534
DSV A/S	11,968	1,667,665
Genmab A/S (a)	7,028	2,269,439
GN Store Nord A/S	6,553	229,109
Novo Nordisk A/S Class B	168,345	18,629,926
Novozymes A/S Class B	36,682	2,196,789
Orsted A/S (d)	3,272	341,259
Pandora A/S	8,435	529,459
ROCKWOOL A/S Class B	614	137,891
Tryg A/S	57,915	1,297,385
Vestas Wind Systems A/S	14,073	296,561
		35,568,048
FINLAND — 1.5%
Elisa Oyj	48,861	2,739,002
Fortum Oyj	15,964	238,911
Kesko Oyj Class B	17,167	403,992

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Kone Oyj Class B	61,984	$2,939,381
Neste Oyj	26,358	1,163,964
Nokia Oyj	155,191	720,284
Nordea Bank Abp (e)	92,120	809,064
Nordea Bank Abp (e)	8,438	74,065
Orion Oyj Class B	26,495	1,179,986
Sampo Oyj Class A	13,989	607,222
Stora Enso Oyj Class R	5,695	89,099
UPM-Kymmene Oyj	17,259	523,440
Wartsila OYJ Abp	18,963	147,299
		11,635,709
FRANCE — 7.6%
Aeroports de Paris (a)	320	40,430
Air Liquide SA	19,849	2,658,635
Airbus SE	6,725	649,984
Alstom SA	11,124	251,083
Arkema SA	870	77,238
AXA SA	76,470	1,731,621
BioMerieux	9,592	934,605
BNP Paribas SA	51,171	2,426,879
Bouygues SA	11,029	338,529
Bureau Veritas SA	9,734	248,813
Capgemini SE	2,251	384,648
Carrefour SA	112,581	1,987,327
Cie de Saint-Gobain	13,508	578,223
Cie Generale des Etablissements Michelin SCA	17,440	473,593
Credit Agricole SA	52,157	476,080
Danone SA	31,349	1,745,533
Dassault Systemes SE	13,003	477,353
Electricite de France SA	25,527	208,320
Engie SA	66,173	758,634
EssilorLuxottica SA	7,716	1,152,730
Getlink SE	7,859	138,278
Hermes International	3,247	3,622,012
Ipsen SA	3,516	331,006
Kering SA	4,632	2,373,321
Klepierre SA REIT (a)	7,571	145,321
La Francaise des Jeux SAEM (d)	9,915	342,273
Legrand SA	6,703	493,759
L'Oreal SA	18,727	6,447,082
LVMH Moet Hennessy Louis Vuitton SE	16,254	9,884,678
Orange SA	233,931	2,743,998
Pernod Ricard SA	8,401	1,539,629
Publicis Groupe SA	6,235	304,148
Renault SA (a)	16,321	405,924
Safran SA	2,884	284,050
Sanofi	55,840	5,624,129
Sartorius Stedim Biotech	2,070	647,710
SEB SA	6,200	593,408
Societe Generale SA	52,083	1,137,464
Sodexo SA	2,469	173,096
Thales SA	2,003	245,107
Security Description	Shares	Value
TotalEnergies SE	61,354	$3,230,859
Ubisoft Entertainment SA (a)	1,362	59,662
Unibail-Rodamco-Westfield CDI (a)	1,008	2,606
Unibail-Rodamco-Westfield REIT (a)(e)	1,884	95,823
Valeo	7,540	145,239
Veolia Environnement SA	13,123	319,526
Vinci SA	11,376	1,010,432
Vivendi SE	20,028	203,017
Worldline SA (a)(d)	920	34,029
		60,177,844
GERMANY — 5.4%
adidas AG	3,562	628,444
Allianz SE	12,410	2,362,831
Aroundtown SA	54,268	172,076
BASF SE	25,939	1,126,072
Bayer AG	18,708	1,109,345
Bayerische Motoren Werke AG	14,641	1,124,410
Bayerische Motoren Werke AG Preference Shares	3,768	266,294
Bechtle AG	5,702	232,545
Beiersdorf AG	22,626	2,305,826
Brenntag SE	8,910	578,459
Carl Zeiss Meditec AG	1,683	200,406
Commerzbank AG (a)	53,630	374,867
Continental AG	3,403	236,585
Covestro AG (d)	9,176	316,379
Daimler Truck Holding AG (a)	16,702	434,956
Deutsche Bank AG	88,143	766,496
Deutsche Boerse AG	15,932	2,658,315
Deutsche Lufthansa AG (a)	28,655	166,683
Deutsche Post AG	76,670	2,864,727
Deutsche Telekom AG	209,748	4,154,498
E.ON SE	63,998	535,789
Fresenius Medical Care AG & Co. KGaA	5,581	277,905
Fresenius SE & Co. KGaA	14,234	430,059
GEA Group AG	5,942	204,315
Hannover Rueck SE	2,280	330,132
HeidelbergCement AG	4,600	220,448
HelloFresh SE (a)	809	26,092
Henkel AG & Co. KGaA Preference Shares	15,107	928,348
Henkel AG & Co. KGaA	5,776	352,649
Infineon Technologies AG	14,365	346,763
KION Group AG	2,215	91,677
Knorr-Bremse AG	13,727	780,975
LEG Immobilien SE	1,051	86,935
Mercedes-Benz Group AG	33,416	1,929,097
Merck KGaA	11,037	1,857,719
MTU Aero Engines AG	741	134,562
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,323	1,013,267
Nemetschek SE	3,780	228,256

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	5,325	$351,390
Puma SE	1,286	84,485
Rational AG	187	108,404
Rheinmetall AG	2,514	579,006
RWE AG	13,621	499,542
SAP SE	12,797	1,163,004
Sartorius AG Preference Shares	1,072	373,649
Siemens AG	11,224	1,139,267
Siemens Energy AG (a)	8,959	130,986
Siemens Healthineers AG (d)	33,403	1,693,327
Symrise AG	21,893	2,376,922
Telefonica Deutschland Holding AG	77,738	222,683
Uniper SE	8,615	127,623
United Internet AG	4,014	114,269
Volkswagen AG	1,686	306,521
Volkswagen AG Preference Shares	14,239	1,896,795
Vonovia SE	5,923	182,051
Zalando SE (a)(d)	1,524	39,768
		43,244,894
HONG KONG — 4.0%
AIA Group, Ltd.	152,023	1,647,717
CK Asset Holdings, Ltd.	87,854	621,375
CK Infrastructure Holdings, Ltd.	221,500	1,357,744
CLP Holdings, Ltd.	395,000	3,277,006
Hang Seng Bank, Ltd.	184,129	3,249,908
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	1,125,540	1,032,744
HKT Trust & HKT, Ltd. Stapled Security	1,388,540	1,865,083
Hong Kong & China Gas Co., Ltd.	832,652	896,642
Hong Kong Exchanges & Clearing, Ltd.	86,272	4,243,813
Hongkong Land Holdings, Ltd.	19,500	97,890
Jardine Matheson Holdings, Ltd.	34,100	1,792,296
Link REIT	259,341	2,115,194
MTR Corp., Ltd.	559,289	2,922,263
New World Development Co., Ltd.	41,687	149,547
Power Assets Holdings, Ltd.	555,000	3,490,433
Prudential PLC	55,669	686,889
Sun Hung Kai Properties, Ltd.	84,000	992,335
Swire Pacific, Ltd. Class A	15,500	92,345
Techtronic Industries Co., Ltd.	93,000	970,065
WH Group, Ltd. (d)	455,790	351,995
Wharf Real Estate Investment Co., Ltd.	21,000	100,090
		31,953,374
IRELAND — 0.5%
AerCap Holdings NV (a)	3,978	162,859
Security Description	Shares	Value
CRH PLC	17,857	$616,064
Flutter Entertainment PLC (a)(b)	1,254	126,484
Kerry Group PLC Class A	23,663	2,259,613
Kingspan Group PLC (b)	9,287	557,302
Smurfit Kappa Group PLC	13,748	461,081
		4,183,403
ISRAEL — 1.1%
Azrieli Group, Ltd.	5,041	351,790
Bank Hapoalim BM	201,194	1,675,204
Bank Leumi Le-Israel BM	243,403	2,158,007
Check Point Software Technologies, Ltd. (a)	17,659	2,150,513
Elbit Systems, Ltd.	455	103,572
ICL Group, Ltd.	79,330	717,836
Mizrahi Tefahot Bank, Ltd. (a)	29,732	980,554
Nice, Ltd. (a)	784	150,100
Teva Pharmaceutical Industries, Ltd. ADR (a)	23,225	174,652
Teva Pharmaceutical Industries, Ltd. (a)	26,741	203,870
ZIM Integrated Shipping Services, Ltd.	7,630	360,365
		9,026,463
ITALY — 2.0%
Assicurazioni Generali SpA	51,830	824,977
Atlantia SpA	8,993	210,411
Coca-Cola HBC AG	2,210	48,901
Davide Campari-Milano NV	10,044	105,372
DiaSorin SpA (b)	7,401	968,719
Enel SpA	207,701	1,133,476
Eni SpA	80,657	955,209
Ferrari NV	15,430	2,826,202
FinecoBank Banca Fineco SpA	63,222	754,810
Infrastrutture Wireless Italiane SpA (d)	89,588	907,001
Intesa Sanpaolo SpA	690,941	1,285,773
Mediobanca Banca di Credito Finanziario SpA	25,277	218,225
Moncler SpA	13,758	588,708
Poste Italiane SpA (d)	9,244	86,127
Prysmian SpA	2,863	78,450
Recordati Industria Chimica e Farmaceutica SpA	27,508	1,193,754
Snam SpA	299,538	1,565,447
Telecom Italia SpA (a)(b)	1,037,024	270,714
Terna - Rete Elettrica Nazionale	63,969	500,770
UniCredit SpA	115,810	1,097,532
		15,620,578
JAPAN — 23.3%
Advantest Corp.	14,900	796,246
Aeon Co., Ltd.	29,000	502,492
AGC, Inc. (b)	5,500	193,110
Aisin Corp.	6,300	194,766

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Ajinomoto Co., Inc.	47,200	$1,146,517
ANA Holdings, Inc. (a)	5,300	97,511
Asahi Group Holdings, Ltd.	14,200	464,606
Asahi Intecc Co., Ltd.	15,800	238,183
Asahi Kasei Corp.	29,000	221,148
Astellas Pharma, Inc.	43,300	674,097
Azbil Corp.	6,100	160,071
Bandai Namco Holdings, Inc.	18,700	1,318,518
Bridgestone Corp. (b)	35,400	1,289,831
Brother Industries, Ltd.	21,400	375,687
Canon, Inc. (b)	117,000	2,656,840
Capcom Co., Ltd.	13,800	334,702
Central Japan Railway Co.	9,000	1,037,098
Chiba Bank, Ltd.	35,400	193,084
Chubu Electric Power Co., Inc.	162,100	1,629,889
Chugai Pharmaceutical Co., Ltd.	84,800	2,165,956
Concordia Financial Group, Ltd.	82,900	286,798
CyberAgent, Inc.	31,100	309,272
Daifuku Co., Ltd.	4,100	234,191
Dai-ichi Life Holdings, Inc.	35,908	663,421
Daiichi Sankyo Co., Ltd.	7,318	185,138
Daikin Industries, Ltd.	1,900	304,185
Daito Trust Construction Co., Ltd.	5,200	448,213
Daiwa House Industry Co., Ltd.	29,500	686,607
Daiwa House REIT Investment Corp.	83	187,866
Daiwa Securities Group, Inc.	25,400	113,300
Denso Corp.	8,000	424,453
Dentsu Group, Inc. (b)	1,300	38,994
Disco Corp.	1,700	402,930
East Japan Railway Co.	35,500	1,812,955
Eisai Co., Ltd.	4,100	172,776
ENEOS Holdings, Inc.	436,482	1,650,442
FANUC Corp.	1,700	265,783
Fast Retailing Co., Ltd.	800	418,564
FUJIFILM Holdings Corp.	28,100	1,505,368
Fujitsu, Ltd.	12,200	1,523,485
GMO Payment Gateway, Inc.	1,400	98,414
Hakuhodo DY Holdings, Inc.	21,500	197,030
Hamamatsu Photonics KK	20,400	791,344
Hankyu Hanshin Holdings, Inc.	23,300	634,574
Hikari Tsushin, Inc.	2,500	255,971
Hirose Electric Co., Ltd.	11,100	1,471,503
Hitachi Metals, Ltd. (a)	78,800	1,190,802
Hitachi, Ltd.	24,100	1,142,069
Honda Motor Co., Ltd.	85,700	2,077,289
Hoshizaki Corp. (b)	3,000	89,323
Hoya Corp.	24,900	2,123,341
Idemitsu Kosan Co., Ltd.	56,600	1,362,350
Iida Group Holdings Co., Ltd.	6,300	96,873
Inpex Corp.	29,900	323,529
Isuzu Motors, Ltd.	24,200	267,375
ITOCHU Corp.	112,714	3,042,378
Security Description	Shares	Value
Itochu Techno-Solutions Corp.	18,400	$450,333
Japan Airlines Co., Ltd. (a)	5,200	90,906
Japan Exchange Group, Inc.	39,006	562,171
Japan Metropolitan Fund Invest REIT	225	175,058
Japan Post Bank Co., Ltd.	185,500	1,440,525
Japan Post Holdings Co., Ltd.	361,900	2,581,556
Japan Post Insurance Co., Ltd.	23,700	378,732
Japan Real Estate Investment Corp. REIT	40	183,725
Japan Tobacco, Inc. (b)	150,500	2,598,896
JFE Holdings, Inc.	33,900	356,829
Kajima Corp.	36,300	416,025
Kakaku.com, Inc.	15,600	256,986
Kansai Electric Power Co., Inc.	29,900	295,798
Kao Corp.	39,600	1,595,018
KDDI Corp.	160,318	5,061,307
Keio Corp.	16,000	571,786
Keisei Electric Railway Co., Ltd.	8,100	222,988
Keyence Corp.	10,600	3,618,770
Kikkoman Corp.	6,700	355,084
Kintetsu Group Holdings Co., Ltd.	47,900	1,489,658
Kirin Holdings Co., Ltd. (b)	33,900	533,372
Kobayashi Pharmaceutical Co., Ltd. (b)	6,500	399,985
Kobe Bussan Co., Ltd. (b)	8,700	212,929
Koei Tecmo Holdings Co., Ltd.	6,030	194,409
Koito Manufacturing Co., Ltd.	1,600	50,701
Komatsu, Ltd.	25,700	569,030
Kose Corp. (b)	1,000	90,832
Kubota Corp. (b)	27,100	404,341
Kyocera Corp.	2,200	117,502
Kyowa Kirin Co., Ltd.	17,000	381,657
Lasertec Corp.	5,600	665,710
Lixil Corp.	19,200	358,971
M3, Inc.	27,400	786,171
Makita Corp.	16,600	413,244
Marubeni Corp.	68,400	616,257
Mazda Motor Corp.	40,400	330,087
McDonald's Holdings Co. Japan, Ltd.	33,500	1,218,137
MEIJI Holdings Co., Ltd.	32,400	1,588,340
MISUMI Group, Inc.	15,300	322,093
Mitsubishi Chemical Holdings Corp.	58,500	317,357
Mitsubishi Corp.	86,300	2,564,448
Mitsubishi Electric Corp.	55,400	591,700
Mitsubishi Estate Co., Ltd.	24,400	353,639
Mitsubishi Heavy Industries, Ltd.	13,700	478,499
Mitsubishi UFJ Financial Group, Inc.	749,700	4,025,109
Mitsui & Co., Ltd.	48,100	1,060,215
Mitsui Chemicals, Inc.	4,900	104,236
Mitsui Fudosan Co., Ltd.	26,800	575,533

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Mitsui OSK Lines, Ltd. (b)	7,500	$171,414
Mizuho Financial Group, Inc.	351,340	3,990,413
MonotaRO Co., Ltd. (b)	49,800	739,000
MS&AD Insurance Group Holdings, Inc.	27,000	826,366
Murata Manufacturing Co., Ltd.	45,300	2,466,150
NEC Corp.	31,300	1,214,170
Nexon Co., Ltd.	5,400	110,421
Nidec Corp.	2,200	135,704
Nihon M&A Center Holdings, Inc.	22,700	241,111
Nintendo Co., Ltd.	8,200	3,541,835
Nippon Building Fund, Inc. REIT	38	189,084
Nippon Express Holdings, Inc.	5,600	303,794
Nippon Paint Holdings Co., Ltd. (b)	15,900	118,324
Nippon Prologis REIT, Inc. (a)	825	2,028,265
Nippon Shinyaku Co., Ltd.	8,200	497,957
Nippon Steel Corp.	36,100	504,611
Nippon Telegraph & Telephone Corp.	125,800	3,607,646
Nippon Yusen KK	3,600	245,644
Nissan Chemical Corp.	7,100	326,635
Nissan Motor Co., Ltd.	151,216	587,923
Nissin Foods Holdings Co., Ltd.	18,000	1,241,471
Nitori Holdings Co., Ltd.	20,700	1,964,790
Nitto Denko Corp.	5,600	361,915
Nomura Holdings, Inc.	130,600	476,718
Nomura Real Estate Master Fund, Inc. REIT (a)	113	140,902
Nomura Research Institute, Ltd.	27,200	722,771
NTT Data Corp.	6,400	88,377
Obayashi Corp.	65,300	473,450
Obic Co., Ltd.	11,300	1,596,165
Odakyu Electric Railway Co., Ltd.	30,000	403,003
Oji Holdings Corp.	32,600	141,097
Olympus Corp.	66,600	1,336,608
Ono Pharmaceutical Co., Ltd.	77,600	1,988,909
Open House Group Co., Ltd.	5,300	210,666
Oracle Corp. Japan	6,200	358,706
Oriental Land Co., Ltd.	10,500	1,462,294
ORIX Corp.	46,300	775,671
Osaka Gas Co., Ltd.	77,800	1,486,650
Otsuka Corp.	21,100	625,133
Otsuka Holdings Co., Ltd.	61,700	2,188,146
Pan Pacific International Holdings Corp. (b)	56,100	894,016
Panasonic Holdings Corp.	91,300	736,892
Persol Holdings Co., Ltd.	12,100	219,636
Rakuten Group, Inc. (b)	6,600	29,732
Recruit Holdings Co., Ltd.	83,705	2,461,459
Renesas Electronics Corp. (a)	7,200	65,346
Resona Holdings, Inc.	126,200	471,990
Security Description	Shares	Value
Ricoh Co., Ltd.	30,600	$238,980
SBI Holdings, Inc.	5,300	103,577
Secom Co., Ltd.	35,800	2,209,057
Seiko Epson Corp.	1,800	25,439
Sekisui Chemical Co., Ltd.	17,800	243,308
Sekisui House, Ltd.	61,200	1,070,566
Seven & i Holdings Co., Ltd.	48,500	1,880,310
SG Holdings Co., Ltd.	106,500	1,794,402
Shimadzu Corp.	19,100	603,136
Shimano, Inc.	10,900	1,838,931
Shin-Etsu Chemical Co., Ltd.	21,900	2,466,380
Shionogi & Co., Ltd.	25,300	1,276,593
Shiseido Co., Ltd.	2,500	100,217
Shizuoka Bank, Ltd.	105,500	632,899
SMC Corp.	3,100	1,379,831
Softbank Corp.	319,100	3,538,509
SoftBank Group Corp.	32,800	1,263,906
Sompo Holdings, Inc.	20,600	907,216
Sony Group Corp.	24,500	2,000,865
Square Enix Holdings Co., Ltd.	4,300	190,225
Subaru Corp.	29,900	530,741
SUMCO Corp.	7,400	95,812
Sumitomo Chemical Co., Ltd.	84,200	329,102
Sumitomo Corp.	50,612	691,815
Sumitomo Electric Industries, Ltd.	30,000	331,015
Sumitomo Metal Mining Co., Ltd.	3,900	122,005
Sumitomo Mitsui Financial Group, Inc.	91,000	2,700,762
Sumitomo Mitsui Trust Holdings, Inc.	21,100	649,207
Sumitomo Realty & Development Co., Ltd.	4,400	116,044
Suntory Beverage & Food, Ltd.	43,787	1,653,434
Suzuki Motor Corp.	10,000	313,864
Sysmex Corp.	10,000	601,082
T&D Holdings, Inc.	29,500	352,641
Taisei Corp.	10,900	338,983
Takeda Pharmaceutical Co., Ltd.	73,251	2,058,609
TDK Corp.	7,700	237,481
Terumo Corp.	4,700	141,427
TIS, Inc.	6,200	162,239
Tobu Railway Co., Ltd.	32,700	744,960
Toho Co., Ltd.	3,700	133,587
Tokio Marine Holdings, Inc.	22,900	1,332,146
Tokyo Electric Power Co. Holdings, Inc. (a)	203,800	850,573
Tokyo Electron, Ltd.	11,300	3,684,737
Tokyo Gas Co., Ltd.	50,808	1,049,781
Tokyu Corp.	14,600	171,733
Toray Industries, Inc.	77,400	433,675
Toshiba Corp.	5,600	227,331
Tosoh Corp.	21,700	269,144
Toyota Industries Corp.	1,500	92,746
Toyota Motor Corp.	289,600	4,476,537

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Toyota Tsusho Corp.	8,000	$260,866
Trend Micro, Inc.	14,100	687,071
Unicharm Corp. (b)	26,006	869,068
USS Co., Ltd.	93,000	1,608,016
Welcia Holdings Co., Ltd.	47,600	953,016
West Japan Railway Co.	23,200	852,315
Yakult Honsha Co., Ltd.	20,900	1,204,571
Yamaha Corp.	3,200	131,905
Yamaha Motor Co., Ltd. (b)	18,300	334,870
Yamato Holdings Co., Ltd.	25,600	408,907
Yaskawa Electric Corp.	2,800	90,067
Z Holdings Corp.	32,900	95,996
ZOZO, Inc.	7,600	136,778
		185,575,899
JORDAN — 0.1%
Hikma Pharmaceuticals PLC	38,453	755,360
LUXEMBOURG — 0.2%
ArcelorMittal SA	32,738	736,200
Eurofins Scientific SE	10,394	815,850
		1,552,050
MACAU — 0.0% (c)
Galaxy Entertainment Group, Ltd.	22,000	131,210
Sands China, Ltd. (a)	21,200	50,576
		181,786
NETHERLANDS — 4.4%
ABN AMRO Bank NV (d)	26,901	301,345
Adyen NV (a)(d)	1,457	2,114,230
Aegon NV	113,412	489,443
Akzo Nobel NV	3,735	244,516
ASM International NV	2,887	720,146
ASML Holding NV	27,668	13,185,692
EXOR NV	7,253	451,016
Heineken NV (b)	9,675	879,981
IMCD NV	652	89,260
ING Groep NV	166,625	1,642,862
Koninklijke Ahold Delhaize NV	168,731	4,385,299
Koninklijke DSM NV	7,968	1,142,063
Koninklijke KPN NV	191,197	679,815
Koninklijke Philips NV	29,636	636,855
NN Group NV	18,105	820,334
OCI NV	3,507	115,418
Randstad NV (b)	9,120	440,494
Shell PLC	120,776	3,130,075
Universal Music Group NV	34,638	692,886
Wolters Kluwer NV	30,499	2,951,292
		35,113,022
NEW ZEALAND — 0.3%
Auckland International Airport, Ltd. (a)	106,360	474,809
Fisher & Paykel Healthcare Corp., Ltd.	72,475	900,325
Meridian Energy, Ltd.	29,612	86,165
Security Description	Shares	Value
Spark New Zealand, Ltd.	386,051	$1,152,131
		2,613,430
NORWAY — 0.5%
Aker BP ASA (b)	6,143	212,710
DNB Bank ASA	25,764	460,400
Equinor ASA	13,299	461,102
Gjensidige Forsikring ASA	16,234	327,810
Mowi ASA	18,397	417,295
Norsk Hydro ASA	31,519	175,975
Orkla ASA	63,243	503,908
Salmar ASA	1,949	136,611
Telenor ASA	82,015	1,087,473
		3,783,284
PORTUGAL — 0.3%
EDP - Energias de Portugal SA	52,996	246,662
Jeronimo Martins SGPS SA	89,604	1,942,850
		2,189,512
SINGAPORE — 2.1%
CapitaLand Integrated Commercial Trust REIT	233,000	363,304
DBS Group Holdings, Ltd.	140,750	3,001,696
Keppel Corp., Ltd.	53,411	249,075
Oversea-Chinese Banking Corp., Ltd.	376,945	3,085,006
Singapore Airlines, Ltd. (a)(b)	37,149	136,136
Singapore Exchange, Ltd.	347,800	2,364,150
Singapore Technologies Engineering, Ltd.	643,500	1,886,527
Singapore Telecommunications, Ltd.	911,700	1,657,398
STMicroelectronics NV	37,410	1,173,308
United Overseas Bank, Ltd.	124,475	2,347,826
Venture Corp., Ltd.	50,900	608,225
		16,872,651
SOUTH AFRICA — 0.5%
Anglo American PLC	106,561	3,800,860
SPAIN — 1.8%
ACS Actividades de Construccion y Servicios SA (b)	13,657	330,243
Aena SME SA (a)(d)	4,328	548,621
Amadeus IT Group SA (a)	3,253	180,789
Banco Bilbao Vizcaya Argentaria SA	337,659	1,528,691
Banco Santander SA	849,996	2,388,633
CaixaBank SA	236,508	820,152
Cellnex Telecom SA (d)	6,093	235,878
Enagas SA (b)	14,623	322,110
Endesa SA	52,112	980,649
Ferrovial SA	4,898	123,868
Grifols SA (a)(b)	33,664	634,724
Iberdrola SA	175,477	1,815,445
Industria de Diseno Textil SA	68,720	1,551,097
Naturgy Energy Group SA (b)	4,605	132,249

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Red Electrica Corp. SA (b)	75,330	$1,419,536
Repsol SA (b)	38,622	567,302
Telefonica SA (b)	214,950	1,092,588
		14,672,575
SWEDEN — 2.6%
Alfa Laval AB	23,653	569,201
Assa Abloy AB Class B	67,058	1,421,990
Atlas Copco AB Class A	149,114	1,390,677
Atlas Copco AB Class B	167,546	1,398,587
Boliden AB (a)	20,945	664,994
Electrolux AB Class B (b)	20,017	268,901
Epiroc AB Class A	56,509	871,011
Epiroc AB Class B	22,741	306,693
EQT AB	19,176	391,851
Essity AB Class B	15,119	394,079
Evolution AB (d)	11,049	1,002,857
H & M Hennes & Mauritz AB Class B (b)	10,736	127,985
Hexagon AB Class B	132,264	1,371,377
Husqvarna AB Class B	30,669	225,183
Industrivarden AB Class A	744	16,713
Industrivarden AB Class C	7,983	177,229
Indutrade AB	13,673	248,912
Investment AB Latour Class B	4,563	90,081
Investor AB Class B	87,224	1,431,518
Kinnevik AB Class B (a)	20,234	325,406
L E Lundbergforetagen AB Class B	7,471	303,217
Lifco AB Class B	12,200	195,547
Nibe Industrier AB Class B	81,183	608,433
Sandvik AB	63,999	1,035,798
Securitas AB Class B	10,215	87,841
Skandinaviska Enskilda Banken AB Class A	52,694	516,275
Skanska AB Class B	24,374	372,957
SKF AB Class B	26,442	388,344
Svenska Handelsbanken AB Class A	47,707	406,986
Swedbank AB Class A	29,886	377,097
Swedish Match AB	15,764	160,295
Telefonaktiebolaget LM Ericsson Class B	126,211	939,371
Telia Co. AB	284,353	1,087,198
Volvo AB Class B	120,305	1,859,389
Volvo Car AB Class B (a)(b)	13,280	88,072
		21,122,065
SWITZERLAND — 8.0%
ABB, Ltd.	93,653	2,490,631
Adecco Group AG (a)	7,342	248,785
Alcon, Inc.	7,698	536,170
Bachem Holding AG Class B	1,900	131,681
Baloise Holding AG	2,467	401,740
Barry Callebaut AG	656	1,459,529
Chocoladefabriken Lindt & Spruengli AG (e)	146	1,480,817
Security Description	Shares	Value
Chocoladefabriken Lindt & Spruengli AG (e)	1	$104,559
Cie Financiere Richemont SA Class A	4,900	520,275
Credit Suisse Group AG (a)	135,017	764,394
EMS-Chemie Holding AG	3,492	2,591,598
Geberit AG	5,450	2,611,856
Givaudan SA	1,550	5,435,160
Holcim AG (a)(e)	5,730	244,498
Holcim AG (a)(e)	6,462	276,984
Julius Baer Group, Ltd. (a)	5,713	262,809
Kuehne + Nagel International AG	12,400	2,927,247
Logitech International SA (b)	27,891	1,452,890
Lonza Group AG	1,993	1,059,630
Novartis AG	192,120	16,224,894
Partners Group Holding AG	2,480	2,228,334
Schindler Holding AG (e)	7,059	1,283,723
Schindler Holding AG (e)	8,616	1,544,373
SGS SA	804	1,835,003
Sika AG	1,337	307,244
Sonova Holding AG	3,544	1,125,373
Straumann Holding AG	6,883	824,292
Swatch Group AG Bearer Shares	1,163	275,155
Swiss Life Holding AG	1,072	520,687
Swiss Prime Site AG (a)	27,533	2,408,616
Swisscom AG	9,085	5,004,887
Temenos AG	3,322	283,221
UBS Group AG	100,309	1,612,530
VAT Group AG (a)(d)	1,625	386,327
Vifor Pharma AG (a)	4,143	716,213
Zurich Insurance Group AG	4,104	1,779,893
		63,362,018
UNITED KINGDOM — 11.2%
3i Group PLC	22,478	302,603
Abrdn PLC (b)	57,060	110,770
Admiral Group PLC	62,911	1,714,467
Ashtead Group PLC	27,518	1,149,288
Associated British Foods PLC	13,310	255,073
AstraZeneca PLC	29,104	3,817,298
Auto Trader Group PLC (d)	65,774	443,330
Aviva PLC (a)	87,291	425,420
BAE Systems PLC	224,435	2,262,835
Barclays PLC	953,317	1,772,756
Barratt Developments PLC	85,929	477,327
Berkeley Group Holdings PLC (a)	11,568	523,176
BP PLC	673,131	3,174,290
British American Tobacco PLC	49,783	2,127,853
British Land Co. PLC REIT	24,654	133,866
BT Group PLC (b)	325,769	737,059
Bunzl PLC	45,695	1,508,890
Burberry Group PLC	24,028	478,857
CK Hutchison Holdings, Ltd.	144,500	976,905
CNH Industrial NV	23,782	273,989

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Coca-Cola Europacific Partners PLC	4,710	$243,083
Compass Group PLC	23,987	489,401
Croda International PLC	39,106	3,073,701
DCC PLC	5,529	342,315
Diageo PLC	141,238	6,055,743
Entain PLC (a)	5,159	78,004
Experian PLC	52,921	1,546,334
Halma PLC	29,412	717,603
Hargreaves Lansdown PLC	33,454	320,069
HSBC Holdings PLC	1,036,450	6,741,687
Imperial Brands PLC	86,237	1,922,852
Informa PLC (a)	16,393	105,276
InterContinental Hotels Group PLC	1,183	62,496
Intertek Group PLC	14,649	748,268
J Sainsbury PLC	411,112	1,018,521
JD Sports Fashion PLC	47,294	66,281
Johnson Matthey PLC	21,267	497,313
Just Eat Takeaway.com NV (a)(d)	7,244	114,098
Kingfisher PLC	106,592	316,248
Land Securities Group PLC REIT	21,627	174,399
Legal & General Group PLC	110,781	322,218
Lloyds Banking Group PLC	2,933,681	1,507,424
London Stock Exchange Group PLC	3,586	332,375
M&G PLC	201,449	476,088
Melrose Industries PLC	157,516	286,369
National Grid PLC	317,234	4,052,986
Natwest Group PLC	238,784	633,051
Next PLC	8,921	634,879
Ocado Group PLC (a)	9,191	87,198
Pearson PLC	21,898	199,402
Persimmon PLC	29,122	658,891
Reckitt Benckiser Group PLC	73,356	5,496,680
RELX PLC	180,330	4,874,979
Rentokil Initial PLC	128,117	738,438
Rolls-Royce Holdings PLC (a)(b)	102,637	103,395
Sage Group PLC	109,743	846,045
Schroders PLC	12,492	405,367
Segro PLC REIT	18,285	216,910
Severn Trent PLC	22,627	747,164
Smith & Nephew PLC	18,045	251,472
Smiths Group PLC	12,247	208,153
Spirax-Sarco Engineering PLC	5,704	684,271
SSE PLC	17,981	352,886
St James's Place PLC	31,009	415,189
Standard Chartered PLC	140,627	1,056,473
Taylor Wimpey PLC	238,722	338,187
Tesco PLC	800,531	2,483,984
Unilever PLC	241,866	10,929,848
United Utilities Group PLC	52,052	644,788
Vodafone Group PLC	1,163,593	1,789,865
Whitbread PLC	3,471	104,457
Security Description	Shares	Value
WPP PLC	36,940	$369,930
		89,549,106
UNITED STATES — 8.4%
Ferguson PLC	17,279	1,928,054
GSK PLC	540,731	11,594,532
James Hardie Industries PLC CDI	28,854	630,363
Nestle SA	184,580	21,485,972
QIAGEN NV (a)	53,753	2,511,964
Roche Holding AG Bearer Shares (e)	9,249	3,559,128
Roche Holding AG (e)	61,625	20,505,190
Schneider Electric SE	7,428	876,736
Stellantis NV (e)	201,469	2,481,593
Stellantis NV (e)	53,392	658,214
Swiss Re AG	7,264	561,332
Tenaris SA	9,067	116,309
		66,909,387
TOTAL COMMON STOCKS (Cost $895,345,893)		791,478,158

SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (f)(g)	202,363	202,342
State Street Navigator Securities Lending Portfolio II (h)	10,763,563	10,763,563
TOTAL SHORT-TERM INVESTMENTS (Cost $10,965,925)		10,965,905
TOTAL INVESTMENTS — 100.8% (Cost $906,311,818)		802,444,063
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(6,338,819)
NET ASSETS — 100.0%		$796,105,244
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

(g)	The rate shown is the annualized seven-day yield at June 30, 2022.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$791,478,158	$—	$—	$791,478,158
Short-Term Investments	10,965,905	—	—	10,965,905
TOTAL INVESTMENTS	$802,444,063	$—	$—	$802,444,063
Sector Breakdown as of June 30, 2022

% of Net Assets
Health Care	16.8%
Financials	15.4
Industrials	14.0
Consumer Staples	13.2
Consumer Discretionary	9.3
Materials	8.5
Information Technology	7.2
Communication Services	6.5
Utilities	4.1
Energy	2.4
Real Estate	2.0
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	45,445	$45,454	$45,026,595	$44,869,278	$(409)	$(20)	202,363	$202,342	$2,357
State Street Navigator Securities Lending Portfolio II	5,132,905	5,132,905	74,297,138	68,666,480	—	—	10,763,563	10,763,563	60,361
Total		$5,178,359	$119,323,733	$113,535,758	$(409)	$(20)		$10,965,905	$62,718
See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
BRAZIL — 4.4%
Ambev SA ADR	6,079	$15,258
Ambev SA	2,984	7,646
Americanas SA	299	768
Atacadao SA	2,093	6,672
B3 SA - Brasil Bolsa Balcao	6,861	14,379
Banco Bradesco SA Preference Shares	29,274	96,284
Banco Bradesco SA	6,530	17,956
Banco do Brasil SA	5,930	37,852
Banco Santander Brasil SA	1,553	8,556
BB Seguridade Participacoes SA	24,612	122,179
BRF SA (a)	1,996	5,187
BRF SA ADR (a)	649	1,661
CCR SA	1,228	2,942
Centrais Eletricas Brasileiras SA	1,920	16,962
Centrais Eletricas Brasileiras SA ADR (b)	1,201	10,677
Centrais Eletricas Brasileiras SA Class B, Preference Shares	145	1,295
Cia de Saneamento Basico do Estado de Sao Paulo	78	629
Cia de Saneamento Basico do Estado de Sao Paulo ADR (b)	1,090	8,709
Cia Energetica de Minas Gerais ADR	3,502	7,074
Cia Energetica de Minas Gerais Preference Shares	2,168	4,303
Cia Siderurgica Nacional SA ADR (b)	6,615	19,382
Cia Siderurgica Nacional SA	388	1,146
Cosan SA	2,470	8,596
Energisa SA	493	3,804
Engie Brasil Energia SA	2,072	16,364
Equatorial Energia SA	7,526	32,870
Gerdau SA Preference Shares	7,916	33,832
Hapvida Participacoes e Investimentos SA (c)	6,465	6,762
Hypera SA	2,338	17,007
Itau Unibanco Holding SA Preference Shares ADR	22,111	94,635
Itau Unibanco Holding SA Preference Shares	517	2,241
Itausa SA Preference Shares	26,633	42,475
Klabin SA	6,023	23,265
Localiza Rent a Car SA	13,112	131,410
Lojas Renner SA	5,366	23,211
Magazine Luiza SA	2,122	950
Natura & Co. Holding SA	3,177	8,153
Petroleo Brasileiro SA Preference Shares ADR	11,650	123,840
Petroleo Brasileiro SA ADR	7,880	92,038
Security Description	Shares	Value
Petroleo Brasileiro SA Preference Shares	174	$929
Raia Drogasil SA	5,247	19,265
Rumo SA	3,511	10,722
Suzano SA	730	6,936
Suzano SA ADR	3,574	33,882
Telefonica Brasil SA	1,437	12,932
Telefonica Brasil SA ADR (b)	1,071	9,703
TIM SA ADR	719	8,736
TIM SA	227	554
TOTVS SA	1,636	7,277
Ultrapar Participacoes SA	70	165
Ultrapar Participacoes SA ADR	4,428	10,406
Vale SA ADR	86,511	1,265,656
Vale SA	2,323	34,009
Vibra Energia SA	8,404	26,854
WEG SA	40,404	204,359
		2,721,355
CHILE — 0.2%
Banco de Chile	321,557	28,659
Banco de Credito e Inversiones SA	617	17,691
Banco Santander Chile ADR	393	6,402
Banco Santander Chile	15,994	633
Cencosud SA	11,337	14,134
Empresas CMPC SA	4,161	6,773
Empresas COPEC SA	1,650	11,923
Enel Americas SA ADR (b)	1,139	5,182
Enel Americas SA	10,980	1,021
Enel Chile SA ADR	433	481
Enel Chile SA	10,555	234
Falabella SA	2,802	6,430
Sociedad Quimica y Minera de Chile SA ADR	172	14,367
		113,930
CHINA — 30.2%
360 DigiTech, Inc. ADR	2,400	41,520
360 Security Technology, Inc. Class A	23,700	30,119
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	3,700	11,717
3SBio, Inc. (c)	7,390	5,877
AAC Technologies Holdings, Inc. (b)	8,500	19,563
Agricultural Bank of China, Ltd. Class A	182,000	81,984
Agricultural Bank of China, Ltd. Class H	861,000	324,783
Air China, Ltd. Class H (a)(b)	20,000	17,383
Alibaba Group Holding, Ltd. ADR (a)	2,775	315,462
Alibaba Group Holding, Ltd. (a)	25,949	370,041
A-Living Smart City Services Co., Ltd. (c)	9,250	14,876

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Aluminum Corp. of China, Ltd. Class H	44,000	$16,654
Anhui Conch Cement Co., Ltd. Class A	9,200	48,414
Anhui Conch Cement Co., Ltd. Class H	31,000	134,320
Anhui Gujing Distillery Co., Ltd. Class A	200	7,448
Anhui Gujing Distillery Co., Ltd. Class B	6,800	106,069
Anhui Kouzi Distillery Co., Ltd. Class A	600	5,245
ANTA Sports Products, Ltd.	29,600	363,637
Apeloa Pharmaceutical Co., Ltd. Class A	4,900	15,085
Autohome, Inc. ADR	357	14,041
AviChina Industry & Technology Co., Ltd. Class H	21,000	12,016
Baidu, Inc. Class A (a)	6,064	114,758
Bank of Beijing Co., Ltd. Class A	32,700	22,144
Bank of Chengdu Co., Ltd. Class A	2,900	7,172
Bank of China, Ltd. Class A	154,000	74,884
Bank of China, Ltd. Class H	1,938,071	773,060
Bank of Communications Co., Ltd. Class A	125,800	93,446
Bank of Communications Co., Ltd. Class H	145,000	100,154
Bank of Hangzhou Co., Ltd. Class A	3,600	8,044
Bank of Jiangsu Co., Ltd. Class A	19,460	20,667
Bank of Nanjing Co., Ltd. Class A	5,300	8,238
Bank of Ningbo Co., Ltd. Class A	5,200	27,775
Bank of Shanghai Co., Ltd. Class A	40,670	39,735
Baoshan Iron & Steel Co., Ltd. Class A	12,100	10,865
BeiGene, Ltd. ADR (a)	272	44,023
Beijing Capital International Airport Co., Ltd. Class H (a)	42,000	28,635
Beijing Enterprises Holdings, Ltd.	12,000	42,666
Beijing Enterprises Water Group, Ltd.	40,000	12,081
Beijing Sinnet Technology Co., Ltd. Class A	6,800	10,569
Beijing Tiantan Biological Products Corp., Ltd. Class A	6,740	24,410
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	1,160	26,871
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	800	16,029
Security Description	Shares	Value
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	98,500	$73,755
BOE Technology Group Co., Ltd. Class A	105,000	61,708
BYD Co., Ltd. Class H	1,000	40,016
BYD Electronic International Co., Ltd. (b)	5,000	15,770
CanSino Biologics, Inc. Class H (b)(c)	1,200	12,288
CGN Power Co., Ltd. Class H (c)	393,100	95,182
Changchun High & New Technology Industry Group, Inc. Class A	1,500	52,225
Chaozhou Three-Circle Group Co., Ltd. Class A	2,100	9,428
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	7,100	16,892
China Cinda Asset Management Co., Ltd. Class H	62,548	9,804
China CITIC Bank Corp., Ltd. Class H	202,000	90,356
China Coal Energy Co., Ltd. Class H	23,000	19,492
China Common Rich Renewable Energy Investment, Ltd. (d)	598,000	—
China Communications Services Corp., Ltd. Class H	42,000	18,466
China Conch Venture Holdings, Ltd.	51,500	112,228
China Construction Bank Corp. Class A	41,400	37,422
China Construction Bank Corp. Class H	1,381,394	927,742
China Everbright Bank Co., Ltd. Class A	20,800	9,339
China Everbright Bank Co., Ltd. Class H	105,274	34,076
China Everbright Environment Group, Ltd.	20,888	12,325
China Evergrande Group (a)(b)(d)	117,625	18,550
China Feihe, Ltd. (c)	122,000	140,238
China Galaxy Securities Co., Ltd. Class H	31,834	18,378
China Gas Holdings, Ltd.	20,400	31,509
China Hongqiao Group, Ltd.	25,500	28,825
China International Capital Corp., Ltd. Class H (b)(c)	8,800	18,751
China Jinmao Holdings Group, Ltd.	42,000	11,294
China Life Insurance Co., Ltd. Class H	64,000	111,411
China Longyuan Power Group Corp., Ltd. Class H	12,000	23,184

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
China Medical System Holdings, Ltd.	34,733	$54,178
China Meidong Auto Holdings, Ltd.	22,000	69,250
China Mengniu Dairy Co., Ltd.	20,000	99,784
China Merchants Bank Co., Ltd. Class A	4,591	28,898
China Merchants Bank Co., Ltd. Class H	26,000	173,953
China Merchants Port Holdings Co., Ltd.	13,581	23,088
China Minsheng Banking Corp., Ltd. Class A	105,200	58,373
China Minsheng Banking Corp., Ltd. Class H (b)	75,960	27,105
China National Building Material Co., Ltd. Class H (b)	46,000	49,125
China National Nuclear Power Co., Ltd. Class A	3,100	3,172
China Oilfield Services, Ltd. Class H	8,000	7,840
China Overseas Land & Investment, Ltd.	28,000	88,493
China Overseas Property Holdings, Ltd.	40,000	43,074
China Pacific Insurance Group Co., Ltd. Class A	3,800	13,337
China Pacific Insurance Group Co., Ltd. Class H	12,600	30,798
China Petroleum & Chemical Corp. Class A	43,300	26,351
China Petroleum & Chemical Corp. Class H	388,395	174,722
China Power International Development, Ltd.	33,000	20,943
China Railway Group, Ltd. Class A	23,800	21,797
China Railway Group, Ltd. Class H	76,000	46,974
China Resources Beer Holdings Co., Ltd.	24,092	179,609
China Resources Cement Holdings, Ltd.	24,000	16,118
China Resources Gas Group, Ltd.	20,000	93,157
China Resources Land, Ltd.	18,444	86,027
China Resources Power Holdings Co., Ltd.	10,267	21,196
China Shenhua Energy Co., Ltd. Class A	2,100	10,431
China Shenhua Energy Co., Ltd. Class H	23,500	67,383
China Southern Airlines Co., Ltd. Class H (a)	18,000	10,414
China State Construction Engineering Corp., Ltd. Class A	20,500	16,267
Security Description	Shares	Value
China State Construction International Holdings, Ltd.	16,000	$17,699
China Taiping Insurance Holdings Co., Ltd.	12,210	15,062
China Tourism Group Duty Free Corp., Ltd. Class A	6,200	215,412
China Tower Corp., Ltd. Class H (c)	1,288,000	165,782
China Traditional Chinese Medicine Holdings Co., Ltd.	36,000	22,251
China United Network Communications, Ltd. Class A	94,800	48,926
China Vanke Co., Ltd. Class A	2,100	6,421
China Vanke Co., Ltd. Class H	14,992	37,676
China Yangtze Power Co., Ltd. Class A	84,000	289,681
China Zhenhua Group Science & Technology Co., Ltd. Class A	1,100	22,309
China Zheshang Bank Co., Ltd. Class A	38,800	19,214
Chongqing Brewery Co., Ltd. Class A	800	17,494
Chongqing Zhifei Biological Products Co., Ltd. Class A	2,200	36,428
CIFI Holdings Group Co., Ltd.	24,256	12,179
CITIC Securities Co., Ltd. Class H	12,800	28,611
CITIC, Ltd.	90,000	91,182
CMOC Group, Ltd. Class H (b)	33,000	18,420
COSCO SHIPPING Holdings Co., Ltd. Class A	6,100	12,647
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	19,250	26,887
COSCO SHIPPING Ports, Ltd.	28,362	20,024
Country Garden Holdings Co., Ltd. (b)	110,635	68,522
Country Garden Services Holdings Co., Ltd.	3,000	13,362
CRRC Corp., Ltd. Class H	36,000	13,396
CSPC Pharmaceutical Group, Ltd.	229,840	228,172
Daan Gene Co., Ltd. Class A	4,200	10,769
Dali Foods Group Co., Ltd. (c)	72,500	38,528
Daqo New Energy Corp. ADR (a)	1,512	107,927
Dongfeng Motor Group Co., Ltd. Class H	38,000	28,862
Ecovacs Robotics Co., Ltd. Class A	700	12,727
ENN Energy Holdings, Ltd.	6,300	103,489
Far East Horizon, Ltd.	21,000	17,609
Fiberhome Telecommunication Technologies Co., Ltd. Class A	3,800	8,207
Focus Media Information Technology Co., Ltd. Class A	18,700	18,772

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Foshan Haitian Flavouring & Food Co., Ltd. Class A	7,783	$104,900
Fosun International, Ltd.	10,000	9,239
Founder Securities Co., Ltd. Class A	26,700	26,723
Foxconn Industrial Internet Co., Ltd. Class A	7,300	10,714
Fuyao Glass Industry Group Co., Ltd. Class A	2,200	13,720
Fuyao Glass Industry Group Co., Ltd. Class H (c)	3,600	18,259
G-bits Network Technology Xiamen Co., Ltd. Class A	400	23,150
GCL System Integration Technology Co., Ltd. Class A (a)	7,300	4,051
GDS Holdings, Ltd. Class A (a)	368	1,550
Geely Automobile Holdings, Ltd.	18,000	40,923
GF Securities Co., Ltd. Class H	4,600	6,085
Giant Network Group Co., Ltd. Class A	7,000	9,554
Great Wall Motor Co., Ltd. Class H	7,000	14,398
Gree Electric Appliances, Inc. of Zhuhai Class A	7,300	36,717
Greentown Service Group Co., Ltd.	10,000	11,316
Guangdong Haid Group Co., Ltd. Class A	6,200	55,497
Guangdong Investment, Ltd.	54,000	57,118
Guangzhou Automobile Group Co., Ltd. Class H	23,200	22,440
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	4,200	19,790
Guangzhou Haige Communications Group, Inc. Co. Class A	2,500	3,390
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	2,300	28,320
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	1,400	15,729
Haidilao International Holding, Ltd. (a)(b)(c)	1,000	2,332
Haier Smart Home Co., Ltd. Class H	4,400	16,289
Haitian International Holdings, Ltd.	14,000	35,772
Haitong Securities Co., Ltd. Class H	14,400	10,570
Hangzhou First Applied Material Co., Ltd. Class A	1,120	10,946
Hangzhou Tigermed Consulting Co., Ltd. Class H (c)	2,200	25,429
Hansoh Pharmaceutical Group Co., Ltd. (c)	28,000	56,521
Security Description	Shares	Value
Henan Shuanghui Investment & Development Co., Ltd. Class A	6,200	$27,096
Hengan International Group Co., Ltd.	10,374	48,717
Hengtong Optic-electric Co., Ltd. Class A	7,100	15,398
Hesteel Co., Ltd. Class A	30,811	10,386
Hithink RoyalFlush Information Network Co., Ltd. Class A	1,900	27,249
Hopson Development Holdings, Ltd. (b)	3,696	5,643
Hoshine Silicon Industry Co., Ltd. Class A	700	12,316
Huadian Power International Corp., Ltd. Class A	18,100	10,610
Huadong Medicine Co., Ltd. Class A	2,260	15,224
Hualan Biological Engineering, Inc. Class A	6,440	21,901
Huaneng Power International, Inc. Class A	2,700	2,835
Huaneng Power International, Inc. Class H (b)	44,000	21,924
Huatai Securities Co., Ltd. Class H (c)	4,043	5,997
Huaxia Bank Co., Ltd. Class A	43,000	33,416
Huayu Automotive Systems Co., Ltd. Class A	2,300	7,891
Huazhu Group, Ltd. ADR	70	2,667
Hundsun Technologies, Inc. Class A	3,100	20,133
Hutchmed China, Ltd. ADR (a)(b)	229	2,895
Iflytek Co., Ltd. Class A	8,400	51,646
Industrial & Commercial Bank of China, Ltd. Class A	45,900	32,658
Industrial & Commercial Bank of China, Ltd. Class H	1,140,448	677,268
Industrial Bank Co., Ltd. Class A	23,800	70,645
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	42,400	14,862
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	11,100	64,489
Inspur Electronic Information Industry Co., Ltd. Class A	5,100	20,144
Intco Medical Technology Co., Ltd. Class A	900	3,404
iQIYI, Inc. ADR (a)(b)	562	2,360
Jafron Biomedical Co., Ltd. Class A	2,190	16,624
Jason Furniture Hangzhou Co., Ltd. Class A	1,040	8,785
JD.com, Inc. Class A	5,912	190,463
Jiangsu Expressway Co., Ltd. Class H	68,000	68,460

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,600	$14,730
Jiangsu Hengrui Medicine Co., Ltd. Class A	24,342	134,669
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,000	15,214
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	2,400	65,565
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	2,100	8,038
Jiangsu Zhongtian Technology Co., Ltd. Class A	3,200	11,026
Jiangxi Copper Co., Ltd. Class H	21,000	28,742
JiuGui Liquor Co., Ltd. Class A	600	16,629
Joinn Laboratories China Co., Ltd. Class A	1,260	21,388
Jointown Pharmaceutical Group Co., Ltd. Class A	7,200	12,791
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A (a)	1,100	5,679
JOYY, Inc. ADR (b)	232	6,928
Juewei Food Co., Ltd. Class A	500	4,312
KE Holdings, Inc. ADR (a)	1,102	19,781
Kingboard Holdings, Ltd.	9,000	34,064
Kingdee International Software Group Co., Ltd. (a)	5,000	11,724
Kingsoft Corp., Ltd.	3,000	11,699
Kuaishou Technology (a)(c)	1,700	18,935
Kunlun Energy Co., Ltd.	30,000	24,583
Kweichow Moutai Co., Ltd. Class A	2,000	610,065
Lenovo Group, Ltd.	218,915	204,493
Lepu Medical Technology Beijing Co., Ltd. Class A	2,300	6,371
Li Ning Co., Ltd.	48,000	444,708
Logan Group Co., Ltd. (b)(d)	16,000	3,334
Longfor Group Holdings, Ltd. (c)	8,000	37,773
LONGi Green Energy Technology Co., Ltd. Class A	1,260	12,523
Lufax Holding, Ltd. ADR	3,800	22,800
Luxshare Precision Industry Co., Ltd. Class A	11,289	56,898
Luzhou Laojiao Co., Ltd. Class A	2,200	80,903
Maxscend Microelectronics Co., Ltd. Class A	800	16,109
Meituan Class B (a)(c)	1,700	42,072
Metallurgical Corp. of China, Ltd. Class A	20,900	10,911
Microport Scientific Corp. (a)(b)	1,604	4,650
Ming Yuan Cloud Group Holdings, Ltd. (b)	2,000	3,201
Muyuan Foods Co., Ltd. Class A	1,700	14,015
Security Description	Shares	Value
NavInfo Co., Ltd. Class A	4,700	$10,565
NetEase, Inc.	2,935	53,898
New China Life Insurance Co., Ltd. Class H	3,500	9,835
New Oriental Education & Technology Group, Inc. (a)	93,330	188,160
Ningxia Baofeng Energy Group Co., Ltd. Class A	4,200	9,178
NIO, Inc. ADR (a)	240	5,213
Nongfu Spring Co., Ltd. Class H (c)	48,400	277,868
Oppein Home Group, Inc. Class A	480	10,788
Ovctek China, Inc. Class A	2,260	19,279
People's Insurance Co. Group of China, Ltd. Class H	76,000	23,245
Perfect World Co., Ltd. Class A	1,850	3,965
PetroChina Co., Ltd. Class A	30,100	23,796
PetroChina Co., Ltd. Class H	248,000	118,201
Pharmaron Beijing Co., Ltd. Class H (c)	900	9,009
PICC Property & Casualty Co., Ltd. Class H	56,270	58,515
Pinduoduo, Inc. ADR (a)	313	19,343
Ping An Bank Co., Ltd. Class A	2,200	4,916
Ping An Insurance Group Co. of China, Ltd. Class A	2,100	14,625
Ping An Insurance Group Co. of China, Ltd. Class H	58,000	394,332
Poly Developments & Holdings Group Co., Ltd. Class A	2,300	5,990
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	293,000	232,624
Power Construction Corp. of China, Ltd. Class A	6,900	8,100
SAIC Motor Corp., Ltd. Class A	6,900	18,330
Sangfor Technologies, Inc. Class A	900	13,932
SDIC Power Holdings Co., Ltd. Class A	29,900	46,829
Seazen Group, Ltd. (a)	29,333	14,504
SF Holding Co., Ltd. Class A	4,100	34,131
SG Micro Corp. Class A	600	16,290
Shaanxi Coal Industry Co., Ltd. Class A	3,600	11,373
Shandong Gold Mining Co., Ltd. Class A	15,752	43,608
Shandong Gold Mining Co., Ltd. Class H (c)	29,500	51,654
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	2,300	10,018
Shandong Nanshan Aluminum Co., Ltd. Class A	23,700	13,045
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	27,200	31,613
Shanghai Baosight Software Co., Ltd. Class A	2,200	17,917

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai Baosight Software Co., Ltd. Class B	31,000	$130,758
Shanghai Construction Group Co., Ltd. Class A	29,800	13,468
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	2,000	7,404
Shanghai International Airport Co., Ltd. Class A (a)	1,400	11,840
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	88,552	77,837
Shanghai M&G Stationery, Inc. Class A	3,800	31,787
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	19,900	32,968
Shanghai Pudong Development Bank Co., Ltd. Class A	45,724	54,630
Shanghai RAAS Blood Products Co., Ltd. Class A	11,800	10,437
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	2,760	133,714
Shennan Circuits Co., Ltd. Class A	480	6,709
Shenzhen Energy Group Co., Ltd. Class A	5,040	4,819
Shenzhen Inovance Technology Co., Ltd. Class A	300	2,948
Shenzhen International Holdings, Ltd.	12,363	12,163
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	3,000	140,151
Shenzhou International Group Holdings, Ltd.	6,600	79,946
Shimao Group Holdings, Ltd. (b)(d)	23,000	9,717
Sichuan Chuantou Energy Co., Ltd. Class A	19,999	35,558
Sichuan Swellfun Co., Ltd. Class A	1,500	20,705
Silergy Corp.	2,000	161,098
Sinopec Shanghai Petrochemical Co., Ltd. Class A	29,616	14,048
Sinopharm Group Co., Ltd. Class H	21,200	51,386
Sinotruk Hong Kong, Ltd.	6,500	9,112
Smoore International Holdings, Ltd. (b)(c)	37,000	114,108
Songcheng Performance Development Co., Ltd. Class A	10,840	24,819
Sunac China Holdings, Ltd. (d)	44,697	13,044
Sunny Optical Technology Group Co., Ltd.	16,693	272,085
TAL Education Group ADR (a)	1,351	6,579
TCL Technology Group Corp. Class A	15,400	11,003
Security Description	Shares	Value
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	3,100	$27,231
Tencent Holdings, Ltd.	10,978	495,811
Tencent Music Entertainment Group ADR (a)	3,140	15,763
Thunder Software Technology Co., Ltd. Class A	600	11,677
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	2,600	12,216
Tianshui Huatian Technology Co., Ltd. Class A	8,800	12,312
Tingyi Cayman Islands Holding Corp.	10,000	17,128
Toly Bread Co., Ltd. Class A	5,040	12,442
Tongling Nonferrous Metals Group Co., Ltd. Class A	18,200	8,850
Topchoice Medical Corp. Class A (a)	1,900	49,437
Topsports International Holdings, Ltd. (c)	34,000	30,894
TravelSky Technology, Ltd. Class H	18,000	34,959
Trip.com Group, Ltd. ADR (a)	1,057	29,015
Tsingtao Brewery Co., Ltd. Class H	2,000	20,798
Unigroup Guoxin Microelectronics Co., Ltd. Class A	700	19,809
Vipshop Holdings, Ltd. ADR (a)	3,921	38,779
Walvax Biotechnology Co., Ltd. Class A	3,100	22,375
Wanhua Chemical Group Co., Ltd. Class A	3,500	50,635
Want Want China Holdings, Ltd.	144,000	125,154
Weibo Corp. ADR (a)	301	6,962
Weichai Power Co., Ltd. Class H	12,000	19,055
Wens Foodstuffs Group Co., Ltd. Class A (a)	4,680	14,862
Wuliangye Yibin Co., Ltd. Class A	6,100	183,732
WuXi AppTec Co., Ltd. Class A	1,242	19,265
WuXi AppTec Co., Ltd. Class H (c)	2,120	28,233
Wuxi Biologics Cayman, Inc. (a)(c)	3,000	27,450
Xiaomi Corp. Class B (a)(b)(c)	82,000	142,537
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	4,000	7,483
Xinyi Solar Holdings, Ltd.	3,501	5,407
Yadea Group Holdings, Ltd. (c)	36,000	70,468
Yankuang Energy Group Co., Ltd. Class H	10,000	31,350

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	400	$2,404
Yealink Network Technology Corp., Ltd. Class A	1,950	22,149
Yihai International Holding, Ltd. (b)	13,000	46,884
Yuexiu Property Co., Ltd.	9,200	11,795
Yum China Holdings, Inc.	4,072	197,492
Yunnan Baiyao Group Co., Ltd. Class A	2,940	26,483
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,000	53,210
Zhejiang Dahua Technology Co., Ltd. Class A	2,100	5,143
Zhejiang Dingli Machinery Co., Ltd. Class A	700	5,294
Zhejiang Expressway Co., Ltd. Class H	14,000	12,917
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	1,200	12,098
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. Class A	2,700	20,821
Zhejiang Supor Co., Ltd. Class A	2,300	19,328
Zhejiang Weixing New Building Materials Co., Ltd. Class A	2,600	9,323
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	2,200	17,074
Zhongsheng Group Holdings, Ltd.	11,000	77,591
Zhuzhou CRRC Times Electric Co., Ltd.	1,500	7,398
Zhuzhou Kibing Group Co., Ltd. Class A	5,700	10,840
Zijin Mining Group Co., Ltd. Class A	14,800	20,597
Zijin Mining Group Co., Ltd. Class H	14,000	17,146
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	3,247	2,983
ZTE Corp. Class A	12,300	46,839
ZTE Corp. Class H	12,680	29,539
ZTO Express Cayman, Inc. ADR	2,010	55,174
		18,754,650
COLOMBIA — 0.1%
Bancolombia SA ADR	317	9,773
Bancolombia SA	925	7,456
Bancolombia SA Preference Shares	541	4,121
Ecopetrol SA ADR (b)	354	3,845
Ecopetrol SA	8,297	4,492
Security Description	Shares	Value
Interconexion Electrica SA ESP	1,771	$8,725
		38,412
CZECH REPUBLIC — 0.1%
CEZ A/S	1,088	48,882
Komercni banka A/S	847	23,717
Moneta Money Bank A/S (c)	3,320	12,025
		84,624
EGYPT — 0.2%
Commercial International Bank Egypt SAE GDR	62,201	103,254
Eastern Co SAE	30,552	16,738
		119,992
GREECE — 0.5%
Alpha Services & Holdings SA (a)	15,098	13,133
FF Group (a)(d)	491	—
Hellenic Telecommunications Organization SA	10,867	188,250
JUMBO SA	1,365	19,779
National Bank of Greece SA (a)	3,256	9,609
OPAP SA	5,519	78,758
		309,529
HONG KONG — 0.5%
Alibaba Pictures Group, Ltd. (a)	30,000	2,944
China Huishan Dairy Holdings Co., Ltd. (d)	1,072,393	—
Kingboard Laminates Holdings, Ltd.	21,500	26,523
Nine Dragons Paper Holdings, Ltd.	20,000	16,924
Orient Overseas International, Ltd.	3,000	79,521
Sino Biopharmaceutical, Ltd.	311,000	196,977
		322,889
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	5,250	40,363
OTP Bank Nyrt	1,666	36,969
Richter Gedeon Nyrt	4,519	81,321
		158,653
INDIA — 15.5%
ACC, Ltd.	1,567	42,104
Adani Green Energy, Ltd. (a)	358	8,747
Adani Ports & Special Economic Zone, Ltd.	1,121	9,540
Adani Total Gas, Ltd.	6,082	184,287
Ambuja Cements, Ltd.	798	3,668
Apollo Hospitals Enterprise, Ltd.	249	11,614
Asian Paints, Ltd.	13,126	447,969
Aurobindo Pharma, Ltd.	912	5,925
Axis Bank, Ltd.	5,758	46,430
Bajaj Auto, Ltd.	2,751	129,119

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Bajaj Finserv, Ltd.	76	$10,520
Balkrishna Industries, Ltd.	1,741	47,379
Bandhan Bank, Ltd. (c)	2,029	6,770
Berger Paints India, Ltd.	6,007	43,227
Bharat Electronics, Ltd.	28,872	85,586
Bharat Forge, Ltd.	218	1,799
Bharat Petroleum Corp., Ltd.	6,249	24,403
Bharti Airtel, Ltd. (a)	9,677	83,931
Britannia Industries, Ltd.	4,409	193,528
Cipla, Ltd.	7,579	88,024
Coal India, Ltd.	46,146	108,452
Colgate-Palmolive India, Ltd.	4,081	76,835
Container Corp. Of India, Ltd.	133	1,001
Dabur India, Ltd.	31,114	195,397
Divi's Laboratories, Ltd.	4,103	188,617
Dr Reddy's Laboratories, Ltd. ADR	1,632	90,396
Dr Reddy's Laboratories, Ltd.	121	6,732
Eicher Motors, Ltd.	887	31,385
GAIL India, Ltd. GDR	1,025	10,609
Godrej Consumer Products, Ltd. (a)	1,085	10,408
Grasim Industries, Ltd.	1,049	17,544
Havells India, Ltd.	4,967	69,072
HCL Technologies, Ltd.	39,719	489,493
HDFC Life Insurance Co., Ltd. (c)	2,450	17,063
Hero MotoCorp, Ltd.	2,809	96,738
Hindalco Industries, Ltd.	8,132	34,872
Hindustan Petroleum Corp., Ltd.	11,283	31,032
Hindustan Unilever, Ltd.	22,647	639,671
Housing Development Finance Corp., Ltd.	4,193	115,260
ICICI Bank, Ltd. ADR	4,279	75,909
ICICI Bank, Ltd.	409	3,663
ICICI Lombard General Insurance Co., Ltd. (c)	4,539	64,427
Indian Oil Corp., Ltd.	21,575	20,285
Indian Oil Corp., Ltd. (a)	10,787	10,142
Indian Railway Catering & Tourism Corp., Ltd.	3,506	25,581
Indraprastha Gas, Ltd.	7,570	34,115
Infosys, Ltd. ADR	32,295	597,780
Infosys, Ltd.	42,410	785,073
ITC, Ltd.	67,956	235,347
JSW Steel, Ltd.	2,570	18,371
Jubilant Foodworks, Ltd.	565	3,665
Kotak Mahindra Bank, Ltd.	963	20,256
Larsen & Toubro Infotech, Ltd. (c)	1,261	63,478
Larsen & Toubro, Ltd. GDR	1,025	20,192
Larsen & Toubro, Ltd.	79	1,559
Lupin, Ltd.	4,659	36,043
Mahindra & Mahindra, Ltd. GDR	2,245	30,532
Mahindra & Mahindra, Ltd.	110	1,523
Security Description	Shares	Value
Marico, Ltd.	30,401	$183,971
Maruti Suzuki India, Ltd.	340	36,469
Mindtree, Ltd.	1,710	62,514
Mphasis, Ltd.	1,930	56,064
MRF, Ltd.	68	60,964
Nestle India, Ltd.	1,142	252,629
NTPC, Ltd.	20,038	36,259
Oil & Natural Gas Corp., Ltd.	18,495	35,492
Page Industries, Ltd.	331	168,351
Petronet LNG, Ltd.	18,363	50,527
Pidilite Industries, Ltd.	8,860	234,468
Piramal Enterprises, Ltd.	240	5,032
Power Grid Corp. of India, Ltd.	11,392	30,567
Reliance Industries, Ltd. GDR (a)(c)	2,363	153,713
Reliance Industries, Ltd.	2,697	88,644
Samvardhana Motherson International, Ltd.	1,568	2,346
SBI Life Insurance Co., Ltd. (c)	522	7,149
Shree Cement, Ltd.	19	4,574
Shriram Transport Finance Co., Ltd.	371	6,020
State Bank of India GDR	548	31,894
Sun Pharmaceutical Industries, Ltd.	9,151	96,246
Tata Consultancy Services, Ltd.	32,288	1,335,758
Tata Elxsi, Ltd.	836	86,493
Tata Motors, Ltd. ADR (a)(b)	66	1,707
Tata Motors, Ltd. (a)	4,238	22,099
Tata Steel, Ltd.	104	1,142
Tata Steel, Ltd. GDR	16,532	179,372
Tech Mahindra, Ltd.	20,367	257,900
Titan Co., Ltd.	3,119	76,669
UltraTech Cement, Ltd.	162	11,503
United Spirits, Ltd. (a)	197	1,895
UPL, Ltd.	2,027	16,232
Vedanta, Ltd.	4,508	12,730
Wipro, Ltd.	51,807	272,934
Yes Bank, Ltd. (a)	49,631	7,950
		9,641,365
INDONESIA — 1.9%
Adaro Energy Indonesia Tbk PT	62,200	11,941
Astra International Tbk PT	62,100	27,616
Bank Central Asia Tbk PT	1,107,825	539,133
Bank Mandiri Persero Tbk PT	58,300	31,014
Bank Negara Indonesia Persero Tbk PT	18,800	9,906
Bank Rakyat Indonesia Persero Tbk PT	164,949	45,950
Charoen Pokphand Indonesia Tbk PT	22,500	9,062
Gudang Garam Tbk PT	5,600	11,719
Indah Kiat Pulp & Paper Tbk PT	14,700	7,499

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Indofood CBP Sukses Makmur Tbk PT	19,600	$12,565
Indofood Sukses Makmur Tbk PT	32,600	15,427
Kalbe Farma Tbk PT	442,600	49,318
Semen Indonesia Persero Tbk PT	10,400	4,974
Telkom Indonesia Persero Tbk PT	1,061,675	285,061
Unilever Indonesia Tbk PT	215,700	69,065
United Tractors Tbk PT	10,300	19,635
		1,149,885
KUWAIT — 1.0%
Agility Public Warehousing Co. KSC	8,870	23,497
Kuwait Finance House KSCP	22,389	63,541
Mobile Telecommunications Co. KSCP	113,908	220,467
National Bank of Kuwait SAKP	90,508	307,592
		615,097
LUXEMBOURG — 0.0% (e)
Reinet Investments SCA	987	17,219
MALAYSIA — 2.2%
AMMB Holdings Bhd	19,700	16,672
Axiata Group Bhd	7,004	4,497
CIMB Group Holdings Bhd	39,036	43,929
Dialog Group Bhd	2,400	1,160
DiGi.Com Bhd	59,900	47,567
Genting Bhd	13,600	14,009
Genting Malaysia Bhd	12,400	7,990
HAP Seng Consolidated Bhd	9,600	15,530
Hartalega Holdings Bhd	52,100	36,171
Hong Leong Bank Bhd	25,020	116,145
Hong Leong Financial Group Bhd	2,200	9,234
IHH Healthcare Bhd	85,000	124,390
Inari Amertron Bhd	45,900	27,493
IOI Corp. Bhd	13,800	12,023
Kuala Lumpur Kepong Bhd	2,876	14,316
Malayan Banking Bhd	118,345	230,649
Malaysia Airports Holdings Bhd (a)	2,500	3,744
Maxis Bhd	48,800	36,538
MISC Bhd	7,200	11,598
MR DIY Group M Bhd (c)	76,950	36,140
Nestle Malaysia Bhd	6,100	183,519
Petronas Chemicals Group Bhd	32,300	65,956
Petronas Dagangan Bhd	6,600	31,626
Petronas Gas Bhd	2,200	8,206
PPB Group Bhd	15,960	57,431
Public Bank Bhd	70,955	70,351
RHB Bank Bhd	8,111	10,545
Sime Darby Bhd	16,727	8,084
Sime Darby Plantation Bhd	7,367	7,237
Security Description	Shares	Value
Telekom Malaysia Bhd	7,085	$8,439
Tenaga Nasional Bhd	37,500	67,896
Top Glove Corp. Bhd	182,400	43,039
		1,372,124
MEXICO — 1.9%
America Movil SAB de CV Series L (b)	91,907	93,612
Arca Continental SAB de CV	3,090	20,293
Cemex SAB de CV Series CPO (a)	78,590	30,500
Coca-Cola Femsa SAB de CV	4,137	22,830
Fibra Uno Administracion SA de CV REIT	17,126	17,002
Fomento Economico Mexicano SAB de CV	3,844	25,866
Gruma SAB de CV Class B (b)	1,445	15,939
Grupo Aeroportuario del Pacifico SAB de CV Class B	63	875
Grupo Aeroportuario del Sureste SAB de CV Class B	250	4,897
Grupo Bimbo SAB de CV Class A	5,926	19,200
Grupo Carso SAB de CV Series A1 (b)	1,112	4,131
Grupo Financiero Banorte SAB de CV Series O	10,377	57,693
Grupo Financiero Inbursa SAB de CV Series O (a)	11,461	18,189
Grupo Mexico SAB de CV Class B	71,336	294,420
Grupo Televisa SAB Series CPO	10,704	17,513
Industrias Penoles SAB de CV (b)	700	6,460
Kimberly-Clark de Mexico SAB de CV Class A (b)	2,447	3,303
Orbia Advance Corp. SAB de CV	2,703	6,305
Promotora y Operadora de Infraestructura SAB de CV	268	1,957
Wal-Mart de Mexico SAB de CV	152,133	522,775
		1,183,760
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	6,191	40,861
Credicorp, Ltd.	887	106,360
Southern Copper Corp.	1,970	98,126
		245,347
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	18,790	16,249
AC Energy Corp.	1,860	272
Ayala Corp.	620	6,765
Ayala Land, Inc.	6,300	2,922
Bank of the Philippine Islands	47,029	72,530
BDO Unibank, Inc.	27,162	54,586

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Globe Telecom, Inc.	830	$34,236
GT Capital Holdings, Inc.	627	5,576
International Container Terminal Services, Inc.	19,110	63,949
JG Summit Holdings, Inc.	10,334	9,153
Jollibee Foods Corp.	1,840	6,813
Manila Electric Co.	12,670	82,954
Metro Pacific Investments Corp.	94,200	6,048
Metropolitan Bank & Trust Co.	21,646	18,817
PLDT, Inc.	531	16,224
SM Investments Corp.	995	14,151
SM Prime Holdings, Inc.	14,400	9,572
Universal Robina Corp.	6,590	13,303
		434,120
POLAND — 0.5%
Bank Polska Kasa Opieki SA	1,009	18,300
CD Projekt SA	1,435	30,539
Cyfrowy Polsat SA	2,133	10,068
Dino Polska SA (a)(c)	1,714	121,616
KGHM Polska Miedz SA	641	16,952
LPP SA	5	10,004
Orange Polska SA	4,853	6,768
PGE Polska Grupa Energetyczna SA (a)	9,959	23,602
Polski Koncern Naftowy ORLEN SA	2,549	38,849
Polskie Gornictwo Naftowe i Gazownictwo SA	7,949	10,099
Powszechna Kasa Oszczednosci Bank Polski SA	3,750	23,355
Powszechny Zaklad Ubezpieczen SA	2,081	13,877
Santander Bank Polska SA	146	7,566
		331,595
QATAR — 1.2%
Barwa Real Estate Co.	60,959	55,908
Commercial Bank PQSC	3,136	5,894
Industries Qatar QSC	4,752	20,813
Masraf Al Rayan QSC	149,257	169,268
Mesaieed Petrochemical Holding Co.	9,078	6,207
Ooredoo QSC	7,891	16,685
Qatar Electricity & Water Co. QSC	19,000	91,407
Qatar Fuel QSC	7,764	38,055
Qatar Islamic Bank SAQ	21,962	134,181
Qatar National Bank QPSC	41,323	226,713
		765,131
ROMANIA — 0.0% (e)
NEPI Rockcastle SA	1,108	5,890
RUSSIA — 0.0%
Alrosa PJSC (a)(d)	72,138	—
Gazprom PJSC ADR (d)	50,071	—
Security Description	Shares	Value
Inter RAO UES PJSC (a)(d)	435,055	$—
LUKOIL PJSC ADR (d)	3,065	—
Magnit PJSC GDR (d)	2,490	—
MMC Norilsk Nickel PJSC ADR (d)	1,589	—
Mobile TeleSystems PJSC ADR (d)	2,361	—
Moscow Exchange MICEX (a)(d)	5,004	—
Novatek PJSC GDR (d)	169	—
Novolipetsk Steel PJSC GDR (d)	2,685	—
Novolipetsk Steel PJSC (a)(d)	6,756	—
PhosAgro PJSC (a)(d)	3	—
PhosAgro PJSC (d)	401	—
Polyus PJSC GDR (d)	1,392	—
Polyus PJSC (a)(d)	81	—
Rosneft Oil Co PJSC (d)	5,112	—
Rosneft Oil Co. PJSC GDR (d)	10,417	—
Sberbank of Russia PJSC ADR (a)(d)	5,786	—
Sberbank of Russia PJSC (a)(d)	33,976	—
Severstal PAO GDR (d)	5,724	—
Surgutneftegas PJSC ADR (d)(f)	43,960	—
Tatneft PJSC ADR (d)(f)	1,514	—
TCS Group Holding PLC GDR (a)(d)	3,373	—
VTB Bank PJSC (d)	32,335,040	—
X5 Retail Group NV GDR (d)	820	—
Yandex NV Class A (a)(d)	480	—
		—
SAUDI ARABIA — 7.1%
Advanced Petrochemical Co.	6,202	84,961
Al Rajhi Bank	55,754	1,225,902
Alinma Bank	18,011	160,328
Arab National Bank	3,100	24,373
Bank AlBilad (a)	3,501	40,822
Bank Al-Jazira	7,322	43,517
Banque Saudi Fransi	2,843	35,915
Bupa Arabia for Cooperative Insurance Co.	1,026	43,587
Dar Al Arkan Real Estate Development Co. (a)	30,139	86,430
Dr Sulaiman Al Habib Medical Services Group Co.	2,216	114,459
Elm Co.	433	29,428
Emaar Economic City (a)	18,558	48,867
Etihad Etisalat Co.	17,711	165,210
Jarir Marketing Co.	5,494	238,087
Mobile Telecommunications Co. (a)	19,078	57,151
Mouwasat Medical Services Co.	994	56,428
National Industrialization Co. (a)	1,143	4,911

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Petro Rabigh	745	$3,387
Rabigh Refining & Petrochemical Co. (a)	822	3,737
Riyad Bank	5,717	48,910
SABIC Agri-Nutrients Co.	8,651	317,717
Sahara International Petrochemical Co.	887	11,867
Saudi Arabian Mining Co. (a)	838	11,134
Saudi Arabian Oil Co. (c)	65,304	675,301
Saudi Basic Industries Corp.	8,202	222,095
Saudi British Bank	3,355	36,393
Saudi Electricity Co.	16,009	103,254
Saudi Kayan Petrochemical Co. (a)	1,662	6,990
Saudi National Bank	6,522	114,549
Saudi Research & Media Group (a)	630	31,566
Saudi Tadawul Group Holding Co.	555	27,956
Saudi Telecom Co.	11,819	305,862
Savola Group	2,292	20,525
Yanbu National Petrochemical Co.	2,665	35,869
		4,437,488
SINGAPORE — 0.0% (e)
BOC Aviation, Ltd. (c)	2,200	18,490
SOUTH AFRICA — 2.5%
Absa Group, Ltd.	4,148	39,144
African Rainbow Minerals, Ltd.	2,923	38,138
Anglo American Platinum, Ltd.	1,460	126,995
Aspen Pharmacare Holdings, Ltd.	1,310	11,118
Bid Corp., Ltd.	939	17,586
Bidvest Group, Ltd.	1,516	19,395
Capitec Bank Holdings, Ltd.	1,912	231,334
Clicks Group, Ltd.	6,787	113,228
Discovery, Ltd. (a)	1,168	9,133
Exxaro Resources, Ltd.	7,101	85,901
FirstRand, Ltd.	15,611	59,433
Gold Fields, Ltd.	1,753	16,372
Growthpoint Properties, Ltd. REIT	7,963	6,003
Harmony Gold Mining Co., Ltd.	1,305	4,140
Impala Platinum Holdings, Ltd.	22,997	254,276
Kumba Iron Ore, Ltd.	1,802	57,819
Mr. Price Group, Ltd.	7,181	77,747
MTN Group, Ltd.	5,591	45,062
MultiChoice Group	351	2,481
Naspers, Ltd. Class N	454	65,615
Nedbank Group, Ltd.	2,278	28,820
Old Mutual, Ltd.	32,109	21,618
Remgro, Ltd.	2,189	17,358
Sanlam, Ltd.	6,784	21,894
Sasol, Ltd. (a)	1,991	45,171
Shoprite Holdings, Ltd.	1,772	21,404
Sibanye Stillwater, Ltd.	13,016	32,313
Security Description	Shares	Value
SPAR Group, Ltd. (b)	1,786	$15,058
Standard Bank Group, Ltd.	5,636	53,382
Vodacom Group, Ltd.	1,873	14,992
Woolworths Holdings, Ltd.	4,550	15,067
		1,567,997
SOUTH KOREA — 8.1%
Amorepacific Corp.	79	7,910
AMOREPACIFIC Group	98	2,815
BGF retail Co., Ltd.	116	16,885
Celltrion Healthcare Co., Ltd.	319	16,854
Celltrion, Inc.	192	26,396
Cheil Worldwide, Inc.	707	12,932
CJ CheilJedang Corp.	96	28,022
CJ Corp.	292	17,474
CJ ENM Co., Ltd.	20	1,443
CJ Logistics Corp. (a)	298	26,164
Coway Co., Ltd.	2,228	109,650
DB Insurance Co., Ltd.	729	34,417
Doosan Bobcat, Inc.	168	3,739
Doosan Enerbility Co., Ltd. (a)	537	8,024
E-MART, Inc.	341	27,708
F&F Co., Ltd.	375	38,846
GS Engineering & Construction Corp.	432	10,497
GS Holdings Corp.	584	18,823
Hana Financial Group, Inc.	4,078	123,590
Hankook Tire & Technology Co., Ltd.	528	13,399
Hanmi Pharm Co., Ltd.	7	1,660
Hanon Systems	3,916	30,311
Hanwha Solutions Corp. (a)	576	16,813
HD Hyundai Co., Ltd.	546	24,979
HLB, Inc. (a)	580	15,813
HMM Co., Ltd.	3,940	74,649
Hotel Shilla Co., Ltd.	1,539	84,394
Hyundai Engineering & Construction Co., Ltd.	577	18,376
Hyundai Glovis Co., Ltd.	120	16,590
Hyundai Mobis Co., Ltd.	433	66,364
Hyundai Motor Co.	766	106,487
Hyundai Motor Co. Preference Shares (f)	425	28,674
Hyundai Motor Co. Preference Shares (f)	256	17,153
Hyundai Motor Co. GDR	268	9,139
Hyundai Steel Co.	848	20,965
Industrial Bank of Korea	3,334	24,702
Kakao Corp.	953	51,305
Kangwon Land, Inc. (a)	996	19,484
KB Financial Group, Inc.	963	35,712
KB Financial Group, Inc. ADR (a)(b)	3,325	123,690
Kia Corp.	1,750	104,186
Korea Aerospace Industries, Ltd.	186	7,707

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Korea Electric Power Corp. ADR (a)	5,100	$44,778
Korea Electric Power Corp. (a)	1,979	34,370
Korea Investment Holdings Co., Ltd.	202	9,599
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	204	14,753
Korea Zinc Co., Ltd.	23	8,636
Korean Air Lines Co., Ltd. (a)	722	14,013
Krafton, Inc. (a)	90	15,180
KT&G Corp.	2,517	159,348
Kumho Petrochemical Co., Ltd.	547	58,559
LG Chem, Ltd.	143	56,830
LG Chem, Ltd. Preference Shares	7	1,297
LG Corp.	326	19,559
LG Display Co., Ltd. ADR	2,051	11,445
LG Display Co., Ltd.	1,751	19,622
LG Electronics, Inc.	974	66,239
LG H&H Co., Ltd.	228	119,408
LG H&H Co., Ltd. Preference Shares	152	38,222
LG Innotek Co., Ltd.	332	87,577
LG Uplus Corp. (a)	2,260	22,193
Lotte Chemical Corp.	163	22,597
Lotte Shopping Co., Ltd.	159	12,736
Meritz Securities Co., Ltd.	1,810	6,329
Mirae Asset Securities Co., Ltd.	3,466	17,672
NAVER Corp.	916	169,316
NCSoft Corp.	152	40,915
Netmarble Corp. (c)	292	15,495
NH Investment & Securities Co., Ltd.	734	5,116
Orion Corp/Republic of Korea	37	2,964
Pan Ocean Co., Ltd.	3,800	17,384
Pearl Abyss Corp. (a)	151	5,943
POSCO Holdings, Inc. ADR	2,634	117,266
POSCO Holdings, Inc.	111	19,705
S-1 Corp.	1,203	59,483
Samsung Biologics Co., Ltd. (a)(c)	162	98,567
Samsung C&T Corp.	430	40,735
Samsung Electro-Mechanics Co., Ltd.	202	20,303
Samsung Electronics Co., Ltd. Preference Shares	4,524	181,183
Samsung Electronics Co., Ltd.	20,898	917,426
Samsung Engineering Co., Ltd. (a)	483	8,017
Samsung Fire & Marine Insurance Co., Ltd.	293	45,358
Samsung Heavy Industries Co., Ltd. (a)	2,479	11,589
Samsung Life Insurance Co., Ltd.	529	25,505
Samsung SDI Co., Ltd.	65	26,633
Samsung SDS Co., Ltd.	620	62,076
Security Description	Shares	Value
Samsung Securities Co., Ltd.	371	$9,558
SD Biosensor, Inc.	1,228	36,744
Seegene, Inc.	1,281	35,666
Shinhan Financial Group Co., Ltd.	1,026	29,277
Shinhan Financial Group Co., Ltd. ADR	4,017	114,726
SK Bioscience Co., Ltd. (a)	96	7,431
SK Hynix, Inc.	3,357	235,280
SK Innovation Co., Ltd. (a)	183	27,061
SK Square Co., Ltd. (a)	468	14,075
SK Telecom Co., Ltd.	371	14,858
SK Telelcom Co., Ltd. ADR	2,946	65,755
SK, Inc.	501	82,960
S-Oil Corp.	247	19,784
Woori Financial Group, Inc.	6,524	60,798
Yuhan Corp.	1,511	65,169
		5,015,824
TAIWAN — 14.8%
Accton Technology Corp.	17,000	136,361
Acer, Inc.	24,258	17,704
Advantech Co., Ltd.	24,838	289,033
ASE Technology Holding Co., Ltd.	16,124	41,430
Asia Cement Corp.	23,200	34,176
Asustek Computer, Inc.	17,000	177,527
AUO Corp.	45,000	24,669
Catcher Technology Co., Ltd.	8,000	44,529
Cathay Financial Holding Co., Ltd.	54,770	93,759
Chailease Holding Co., Ltd.	3,802	26,661
Chang Hwa Commercial Bank, Ltd.	28,193	16,451
Cheng Shin Rubber Industry Co., Ltd.	20,000	23,812
China Development Financial Holding Corp.	92,300	45,632
China Steel Corp.	65,440	62,615
Chunghwa Telecom Co., Ltd.	84,540	346,877
Compal Electronics, Inc.	241,000	184,396
CTBC Financial Holding Co., Ltd.	98,900	83,488
Delta Electronics, Inc.	7,623	56,788
E.Sun Financial Holding Co., Ltd.	158,782	154,865
Eclat Textile Co., Ltd.	5,379	75,167
eMemory Technology, Inc.	2,000	69,618
Evergreen Marine Corp. Taiwan, Ltd.	17,565	49,977
Far Eastern New Century Corp.	21,560	23,058
Far EasTone Telecommunications Co., Ltd.	100,449	282,427
Feng TAY Enterprise Co., Ltd.	10,176	60,063
First Financial Holding Co., Ltd.	412,221	363,233

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Formosa Chemicals & Fibre Corp.	17,000	$42,709
Formosa Petrochemical Corp.	21,000	66,249
Formosa Plastics Corp.	25,000	91,227
Fubon Financial Holding Co., Ltd.	31,734	63,823
Giant Manufacturing Co., Ltd.	1,000	8,072
Globalwafers Co., Ltd.	5,000	76,177
Hon Hai Precision Industry Co., Ltd.	109,730	402,259
Hotai Motor Co., Ltd.	1,000	20,381
Hua Nan Financial Holdings Co., Ltd.	387,631	294,633
Innolux Corp.	64,751	26,350
Inventec Corp.	25,000	21,146
Largan Precision Co., Ltd.	1,000	58,015
Lite-On Technology Corp.	42,952	83,640
MediaTek, Inc.	32,877	719,825
Mega Financial Holding Co., Ltd.	93,657	111,191
Micro-Star International Co., Ltd.	21,000	80,162
momo.com, Inc.	1,200	25,749
Nan Ya Plastics Corp.	18,000	50,246
Nanya Technology Corp.	9,000	14,953
Nien Made Enterprise Co., Ltd.	5,000	49,271
Novatek Microelectronics Corp.	21,000	213,295
Pegatron Corp.	22,000	42,175
Pou Chen Corp.	25,000	24,804
President Chain Store Corp.	33,000	302,437
Quanta Computer, Inc.	24,000	64,412
Realtek Semiconductor Corp.	13,000	158,710
Ruentex Development Co., Ltd.	5,755	14,207
Shanghai Commercial & Savings Bank, Ltd.	12,387	22,122
Shin Kong Financial Holding Co., Ltd.	119,657	35,253
SinoPac Financial Holdings Co., Ltd.	52,152	29,467
Synnex Technology International Corp.	74,900	134,013
Taishin Financial Holding Co., Ltd.	68,766	37,698
Taiwan Cement Corp.	25,474	33,841
Taiwan Cooperative Financial Holding Co., Ltd.	391,729	353,740
Taiwan High Speed Rail Corp.	52,000	49,056
Taiwan Mobile Co., Ltd.	93,542	339,770
Taiwan Semiconductor Manufacturing Co., Ltd.	106,495	1,704,866
Uni-President Enterprises Corp.	25,164	56,703
United Microelectronics Corp.	32,000	42,134
Vanguard International Semiconductor Corp.	21,000	54,242
Voltronic Power Technology Corp.	2,000	97,197
Security Description	Shares	Value
Wan Hai Lines, Ltd.	14,000	$56,031
Win Semiconductors Corp.	1,000	6,474
Winbond Electronics Corp.	3,000	2,189
Wiwynn Corp.	1,000	23,442
WPG Holdings, Ltd.	49,280	91,322
Yageo Corp.	1,198	12,410
Yang Ming Marine Transport Corp.	8,000	22,143
Yuanta Financial Holding Co., Ltd.	41,404	27,432
Zhen Ding Technology Holding, Ltd.	8,000	27,713
		9,169,692
TANZANIA, UNITED REPUBLIC OF — 0.0% (e)
AngloGold Ashanti, Ltd.	2,052	30,691
THAILAND — 2.6%
Advanced Info Service PCL	49,222	270,787
Airports of Thailand PCL (a)	19,200	38,558
Airports of Thailand PCL NVDR (a)	78,170	156,981
Bangkok Commercial Asset Management PCL	9,880	4,862
Bangkok Dusit Medical Services PCL Class F	206,692	146,155
Bangkok Expressway & Metro PCL	122,180	30,238
Berli Jucker PCL NVDR	2,200	2,022
BTS Group Holdings PCL	92,843	22,453
Bumrungrad Hospital PCL	19,064	96,520
Carabao Group PCL Class F	3,200	9,639
Central Pattana PCL	10,568	18,234
Central Retail Corp. PCL NVDR	8,163	8,081
Central Retail Corp. PCL	634	628
Charoen Pokphand Foods PCL	22,886	16,830
CP ALL PCL	102,461	173,884
Electricity Generating PCL	2,109	10,529
Energy Absolute PCL	900	2,075
Energy Absolute PCL NVDR	2,100	4,841
Home Product Center PCL	275,574	98,990
Indorama Ventures PCL	1,400	1,861
Indorama Ventures PCL NVDR	6,400	8,508
Intouch Holdings PCL Class F	79,302	153,647
Krung Thai Bank PCL	35,968	15,769
Land & Houses PCL	18,600	4,393
Minor International PCL (a)	2,185	2,101
Minor International PCL NVDR (a)	3,961	3,809
Osotspa PCL	35,800	34,681
PTT Exploration & Production PCL	6,228	28,097
PTT Global Chemical PCL	16,862	21,700
PTT Oil & Retail Business PCL	67,800	48,901
PTT PCL	54,460	52,373
Ratch Group PCL	3,150	3,408
SCB X PCL	4,375	12,869

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Siam Cement PCL	2,024	$21,411
Siam Cement PCL NVDR	2,500	26,446
Thai Oil PCL	8,388	12,218
Thai Union Group PCL NVDR	42,800	20,701
Thai Union Group PCL Class F	10,400	5,030
True Corp. PCL	38,800	5,048
		1,595,278
TURKEY — 0.4%
Akbank T.A.S.	41,872	20,113
Aselsan Elektronik Sanayi Ve Ticaret A/S	18,667	25,558
BIM Birlesik Magazalar A/S	25,837	125,111
Eregli Demir ve Celik Fabrikalari TAS	5,901	9,592
Ford Otomotiv Sanayi A/S	1,706	27,281
KOC Holding A/S	6,003	13,159
Turkcell Iletisim Hizmetleri A/S	7,043	6,834
Turkiye Is Bankasi A/S Class C	30,537	8,011
Turkiye Petrol Rafinerileri AS (a)	366	5,798
Turkiye Sise ve Cam Fabrikalari A/S	13,008	16,750
		258,207
UNITED ARAB EMIRATES — 1.8%
Abu Dhabi Commercial Bank PJSC	14,884	35,902
Abu Dhabi National Oil Co. for Distribution PJSC	250,789	288,130
Aldar Properties PJSC	103,932	125,915
Dubai Islamic Bank PJSC	30,403	47,677
Emaar Properties PJSC	28,833	40,819
Emirates NBD Bank PJSC	14,153	50,861
Emirates Telecommunications Group Co. PJSC	44,347	315,117
First Abu Dhabi Bank PJSC	39,797	203,476
		1,107,897
UNITED STATES — 0.2%
JBS SA	5,158	31,158
Legend Biotech Corp. ADR (a)	352	19,360
Parade Technologies, Ltd.	2,000	77,354
		127,872
TOTAL COMMON STOCKS (Cost $60,024,591)		61,715,003

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (g)(h)	32,646	32,643
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i)(j)	376,281	$376,281
TOTAL SHORT-TERM INVESTMENTS (Cost $408,924)		408,924
TOTAL INVESTMENTS — 100.0% (Cost $60,433,515)		62,123,927
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		2,010
NET ASSETS — 100.0%		$62,125,937
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.8% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the securities is $44,645, representing 0.07% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$60,306,469	$1,363,889	$44,645	$61,715,003
Short-Term Investments	408,924	—	—	408,924
TOTAL INVESTMENTS	$60,715,393	$1,363,889	$44,645	$62,123,927
Sector Breakdown as of June 30, 2022

		% of Net Assets
	Financials	22.0%
	Information Technology	20.4
	Consumer Staples	11.4
	Consumer Discretionary	9.6
	Materials	9.3
	Communication Services	7.9
	Health Care	5.3
	Industrials	4.7
	Energy	4.0
	Utilities	3.0
	Real Estate	1.7
	Short-Term Investments	0.7
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	199,417	$199,457	$3,666,450	$3,833,275	$11	$—	32,646	$32,643	$326
State Street Navigator Securities Lending Portfolio II	691,026	691,026	13,395,900	13,710,645	—	—	376,281	376,281	2,749
Total		$890,483	$17,062,350	$17,543,920	$11	$—		$408,924	$3,075
See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 2.1%
APA Group Stapled Security	818	$6,339
Aristocrat Leisure, Ltd.	277	6,549
ASX, Ltd.	307	17,250
Aurizon Holdings, Ltd.	3,646	9,527
Australia & New Zealand Banking Group, Ltd.	2,318	35,115
BHP Group, Ltd. (a)	7,722	219,039
BlueScope Steel, Ltd.	644	7,041
Brambles, Ltd.	731	5,384
Cochlear, Ltd.	68	9,291
Coles Group, Ltd.	1,081	13,239
Commonwealth Bank of Australia (b)	932	57,924
Computershare, Ltd.	497	8,421
CSL, Ltd.	559	103,426
Dexus REIT	1,076	6,570
Endeavour Group, Ltd.	848	4,414
Fortescue Metals Group, Ltd.	3,956	47,688
Glencore PLC (c)	9,554	51,644
Goodman Group REIT	1,098	13,470
GPT Group REIT	389	1,129
Macquarie Group, Ltd.	91	10,294
Medibank Pvt, Ltd.	2,383	5,326
Mirvac Group REIT (b)	1,521	2,066
National Australia Bank, Ltd. (b)	2,064	38,875
Newcrest Mining, Ltd.	160	2,298
Orica, Ltd.	586	6,355
QBE Insurance Group, Ltd.	98	819
Ramsay Health Care, Ltd.	121	6,094
REA Group, Ltd.	113	8,690
Rio Tinto PLC	2,314	138,165
Rio Tinto, Ltd.	735	51,907
Santos, Ltd.	1,354	6,908
Scentre Group REIT	898	1,599
Sonic Healthcare, Ltd.	656	14,891
South32, Ltd.	4,126	11,179
Stockland REIT (b)	698	1,733
Suncorp Group, Ltd.	790	5,965
Telstra Corp., Ltd.	2,687	7,114
Transurban Group Stapled Security	653	6,457
Treasury Wine Estates, Ltd.	691	5,393
Wesfarmers, Ltd.	2,513	72,423
Westpac Banking Corp. (b)	3,220	43,177
Woodside Energy Group, Ltd. (b)	1,899	41,578
Woolworths Group, Ltd.	909	22,253
		1,135,019
AUSTRIA — 0.0% (d)
Erste Group Bank AG	235	5,946
Mondi PLC	375	6,626
OMV AG	273	12,775
Voestalpine AG	30	636
		25,983
Security Description	Shares	Value
BELGIUM — 0.2%
Ageas SA/NV	209	$9,173
Anheuser-Busch InBev SA/NV	292	15,679
Elia Group SA (b)	52	7,350
Groupe Bruxelles Lambert SA	72	5,998
KBC Group NV	166	9,291
Proximus SADP	1,576	23,174
Sofina SA (b)	142	28,948
Solvay SA	14	1,132
UCB SA	125	10,538
Umicore SA	125	4,354
		115,637
BRAZIL — 0.0% (d)
Wheaton Precious Metals Corp.	461	16,575
Yara International ASA	30	1,250
		17,825
CANADA — 3.2%
Agnico Eagle Mines, Ltd.	1,132	51,705
Algonquin Power & Utilities Corp. (b)	14	188
Alimentation Couche-Tard, Inc.	1,304	50,757
AltaGas, Ltd.	372	7,832
Bank of Montreal	411	39,438
Bank of Nova Scotia (b)	825	48,722
Barrick Gold Corp.	2,336	41,217
BCE, Inc. (b)	784	38,454
Brookfield Asset Management, Inc. Class A	546	24,237
Cameco Corp.	94	1,972
Canadian Imperial Bank of Commerce (b)	636	30,820
Canadian National Railway Co.	786	88,224
Canadian Natural Resources, Ltd.	464	24,881
Canadian Pacific Railway, Ltd. (b)	493	34,362
Canadian Utilities, Ltd. Class A	216	6,428
Cenovus Energy, Inc.	518	9,834
CGI, Inc. (c)	952	75,676
Constellation Software, Inc.	42	62,217
Dollarama, Inc.	180	10,343
Emera, Inc. (b)	192	8,975
Empire Co., Ltd. Class A	593	18,227
Enbridge, Inc.	765	32,238
Fairfax Financial Holdings, Ltd.	42	22,209
Fortis, Inc.	316	14,906
Franco-Nevada Corp.	1,320	173,264
George Weston, Ltd.	156	18,185
Great-West Lifeco, Inc.	430	10,477
Hydro One, Ltd. (e)	240	6,439
iA Financial Corp., Inc.	150	7,444
Intact Financial Corp.	806	113,444
Keyera Corp. (b)	300	6,837
Kinross Gold Corp. (b)	1,595	5,663
Loblaw Cos., Ltd.	551	49,588

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Magna International, Inc.	300	$16,438
Manulife Financial Corp.	1,505	26,041
Metro, Inc.	512	27,423
National Bank of Canada	150	9,822
Nutrien, Ltd.	241	19,152
Open Text Corp.	334	12,607
Pembina Pipeline Corp.	259	9,136
Power Corp. of Canada	540	13,865
Quebecor, Inc. Class B	216	4,607
RioCan Real Estate Investment Trust	478	7,419
Rogers Communications, Inc. Class B (b)	555	26,538
Royal Bank of Canada	834	80,584
Shaw Communications, Inc. Class B	745	21,906
Shopify, Inc. Class A (b)(c)	200	6,236
Sun Life Financial, Inc.	120	5,487
Suncor Energy, Inc.	597	20,900
TC Energy Corp. (b)	304	15,714
Teck Resources, Ltd. Class B (c)	280	8,544
TELUS Corp.	2,901	64,477
Thomson Reuters Corp.	574	59,712
Toronto-Dominion Bank (b)	2,088	136,632
		1,728,443
CHINA — 0.2%
BOC Hong Kong Holdings, Ltd.	11,000	43,457
Chow Tai Fook Jewellery Group, Ltd.	4,000	7,524
NXP Semiconductors NV	78	11,546
Prosus NV (c)	222	14,501
SITC International Holdings Co., Ltd.	2,000	5,658
Wilmar International, Ltd.	1,800	5,225
Xinyi Glass Holdings, Ltd.	4,000	9,594
		97,505
DENMARK — 1.3%
AP Moller - Maersk A/S Class A	10	22,985
AP Moller - Maersk A/S Class B	4	9,309
Carlsberg AS Class B	117	14,869
Coloplast A/S Class B	676	76,824
Danske Bank A/S (c)	938	13,226
DSV A/S	82	11,426
Genmab A/S (c)	34	10,979
Novo Nordisk A/S Class B	4,029	445,870
Novozymes A/S Class B	580	34,735
Orsted A/S (e)	66	6,884
Pandora A/S	173	10,859
ROCKWOOL A/S Class B	21	4,716
Tryg A/S	1,122	25,135
Vestas Wind Systems A/S	572	12,054
		699,871
FINLAND — 0.4%
Elisa Oyj	1,406	78,816
Fortum Oyj	243	3,637
Security Description	Shares	Value
Kone Oyj Class B	862	$40,877
Neste Oyj	566	24,994
Nokia Oyj	1,734	8,063
Nordea Bank Abp	1,452	12,753
Orion Oyj Class B	169	7,527
Sampo Oyj Class A	243	10,548
Stora Enso Oyj Class R	388	6,070
UPM-Kymmene Oyj	303	9,190
Wartsila OYJ Abp	275	2,136
		204,611
FRANCE — 2.0%
Air Liquide SA	195	26,119
Airbus SE	153	14,788
Alstom SA	261	5,891
Arkema SA	18	1,598
AXA SA	1,637	37,069
BioMerieux	77	7,503
BNP Paribas SA	1,486	70,476
Bollore SE	1,367	6,317
Bouygues SA	335	10,283
Capgemini SE	53	9,057
Carrefour SA	933	16,470
Cie de Saint-Gobain	414	17,722
Cie Generale des Etablissements Michelin SCA	524	14,229
Credit Agricole SA	1,942	17,726
Danone SA	348	19,377
Dassault Aviation SA	48	7,472
Dassault Systemes SE	84	3,084
Eiffage SA	16	1,436
Electricite de France SA (a)	396	3,232
Engie SA	1,519	17,414
EssilorLuxottica SA	67	10,009
Eurazeo SE	67	4,140
Gecina SA REIT	4	372
Getlink SE	138	2,428
Hermes International	94	104,856
Kering SA	29	14,859
Klepierre SA REIT (c)	217	4,165
Legrand SA	23	1,694
L'Oreal SA	319	109,821
LVMH Moet Hennessy Louis Vuitton SE	70	42,570
Orange SA	12,496	146,577
Pernod Ricard SA	91	16,677
Publicis Groupe SA	54	2,634
Renault SA (c)	610	15,171
Safran SA	77	7,584
Sanofi	1,123	113,107
Sartorius Stedim Biotech	53	16,584
Societe Generale SA	1,695	37,018
Sodexo SA	8	561
Thales SA	46	5,629
TotalEnergies SE	1,647	86,730
Unibail-Rodamco-Westfield REIT (a)(c)	141	7,172

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Valeo	231	$4,450
Veolia Environnement SA	542	13,197
Vinci SA	216	19,185
Vivendi SE	1,421	14,404
Worldline SA (c)(e)	155	5,733
		1,114,590
GERMANY — 1.9%
adidas AG	66	11,644
Allianz SE	287	54,644
Aroundtown SA	1,083	3,434
BASF SE	709	30,779
Bayer AG	595	35,282
Bayerische Motoren Werke AG	421	32,332
Bayerische Motoren Werke AG Preference Shares	83	5,866
Beiersdorf AG	112	11,414
Brenntag SE	132	8,570
Commerzbank AG (c)	1,912	13,365
Continental AG	188	13,070
Covestro AG (e)	137	4,724
Daimler Truck Holding AG (c)	581	15,131
Deutsche Bank AG	2,658	23,114
Deutsche Boerse AG	25	4,171
Deutsche Lufthansa AG (c)	633	3,682
Deutsche Post AG	784	29,294
Deutsche Telekom AG	14,239	282,033
E.ON SE	1,133	9,485
Fresenius Medical Care AG & Co. KGaA	227	11,303
Fresenius SE & Co. KGaA	183	5,529
Hannover Rueck SE	12	1,738
HeidelbergCement AG	143	6,853
HelloFresh SE (c)	91	2,935
Henkel AG & Co. KGaA Preference Shares	123	7,559
Infineon Technologies AG	583	14,073
KION Group AG	123	5,091
Knorr-Bremse AG	146	8,306
LEG Immobilien SE	2	165
Mercedes-Benz Group AG	1,080	62,348
Merck KGaA	52	8,753
MTU Aero Engines AG	32	5,811
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	127	29,768
Porsche Automobil Holding SE Preference Shares	211	13,924
Rational AG	7	4,058
RWE AG	386	14,156
SAP SE	316	28,718
Siemens AG	307	31,161
Siemens Energy AG (c)	161	2,354
Siemens Healthineers AG (e)	454	23,015
Symrise AG	651	70,679
Telefonica Deutschland Holding AG	9,991	28,620
Security Description	Shares	Value
Uniper SE	247	$3,659
United Internet AG	138	3,929
Volkswagen AG	29	5,272
Volkswagen AG Preference Shares	419	55,816
Vonovia SE	103	3,166
Zalando SE (c)(e)	159	4,149
		1,054,942
HONG KONG — 1.3%
AIA Group, Ltd.	3,600	39,019
CK Asset Holdings, Ltd.	678	4,795
CK Infrastructure Holdings, Ltd.	500	3,065
CLP Holdings, Ltd.	6,500	53,925
Hang Seng Bank, Ltd.	5,200	91,781
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	23,831	21,866
HKT Trust & HKT, Ltd. Stapled Security	23,540	31,619
Hong Kong & China Gas Co., Ltd.	52,277	56,295
Hong Kong Exchanges & Clearing, Ltd.	1,571	77,279
Hongkong Land Holdings, Ltd.	400	2,008
Jardine Matheson Holdings, Ltd.	1,200	63,072
Link REIT	8,559	69,807
MTR Corp., Ltd.	11,165	58,337
New World Development Co., Ltd.	1,330	4,771
Power Assets Holdings, Ltd.	5,000	31,445
Prudential PLC	1,492	18,410
Sino Land Co., Ltd.	8,122	11,986
Sun Hung Kai Properties, Ltd.	2,000	23,627
Swire Pacific, Ltd. Class A	1,000	5,958
Techtronic Industries Co., Ltd.	2,000	20,862
WH Group, Ltd. (e)	19,072	14,729
Wharf Real Estate Investment Co., Ltd.	2,000	9,532
		714,188
IRELAND — 0.2%
AerCap Holdings NV (c)	100	4,094
CRH PLC	345	11,902
Flutter Entertainment PLC (b)(c)	24	2,421
Kerry Group PLC Class A	669	63,884
Kingspan Group PLC	258	15,482
Smurfit Kappa Group PLC	185	6,205
		103,988
ISRAEL — 0.4%
Azrieli Group, Ltd.	160	11,166
Bank Hapoalim BM	1,182	9,842
Bank Leumi Le-Israel BM	3,523	31,235
Check Point Software Technologies, Ltd. (c)	491	59,794
Elbit Systems, Ltd.	19	4,325
ICL Group, Ltd.	1,220	11,039

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Israel Discount Bank, Ltd. Class A	2,086	$10,817
Mizrahi Tefahot Bank, Ltd. (c)	877	28,923
Nice, Ltd. (c)	58	11,104
Teva Pharmaceutical Industries, Ltd. (c)	1,100	8,386
ZIM Integrated Shipping Services, Ltd.	200	9,446
		196,077
ITALY — 0.6%
Assicurazioni Generali SpA	1,549	24,655
Coca-Cola HBC AG	169	3,740
DiaSorin SpA	87	11,387
Enel SpA	4,278	23,346
Eni SpA	1,410	16,698
Ferrari NV	293	53,667
FinecoBank Banca Fineco SpA	859	10,256
Infrastrutture Wireless Italiane SpA (e)	2,415	24,450
Intesa Sanpaolo SpA	17,168	31,948
Mediobanca Banca di Credito Finanziario SpA	1,185	10,231
Moncler SpA	270	11,553
Poste Italiane SpA (e)	394	3,671
Prysmian SpA	42	1,151
Recordati Industria Chimica e Farmaceutica SpA	612	26,559
Telecom Italia SpA (b)(c)	31,650	8,262
Terna - Rete Elettrica Nazionale	792	6,200
UniCredit SpA	3,799	36,003
		303,777
JAPAN — 8.2%
Advantest Corp.	300	16,032
Aeon Co., Ltd.	1,000	17,327
AGC, Inc. (b)	400	14,044
Aisin Corp.	100	3,092
Ajinomoto Co., Inc.	800	19,432
ANA Holdings, Inc. (c)	200	3,680
Asahi Group Holdings, Ltd.	300	9,816
Asahi Kasei Corp.	1,200	9,151
Astellas Pharma, Inc.	1,300	20,238
Bandai Namco Holdings, Inc.	400	28,204
Bridgestone Corp. (b)	800	29,149
Brother Industries, Ltd.	500	8,778
Canon, Inc. (b)	5,500	124,894
Capcom Co., Ltd.	200	4,851
Central Japan Railway Co.	100	11,523
Chiba Bank, Ltd.	600	3,273
Chubu Electric Power Co., Inc.	3,800	38,208
Chugai Pharmaceutical Co., Ltd. (b)	3,200	81,734
Concordia Financial Group, Ltd.	1,600	5,535
CyberAgent, Inc.	300	2,983
Dai Nippon Printing Co., Ltd.	400	8,615
Daifuku Co., Ltd.	100	5,712
Security Description	Shares	Value
Dai-ichi Life Holdings, Inc.	1,100	$20,323
Daiichi Sankyo Co., Ltd.	400	10,120
Daikin Industries, Ltd.	100	16,010
Daito Trust Construction Co., Ltd.	100	8,619
Daiwa House Industry Co., Ltd.	500	11,637
Daiwa House REIT Investment Corp.	4	9,054
Daiwa Securities Group, Inc.	1,400	6,245
Denso Corp.	400	21,223
Dentsu Group, Inc.	100	3,000
East Japan Railway Co.	600	30,642
ENEOS Holdings, Inc.	8,900	33,653
Fuji Electric Co., Ltd.	100	4,137
FUJIFILM Holdings Corp.	1,200	64,286
Fujitsu, Ltd.	100	12,488
Hamamatsu Photonics KK	1,100	42,671
Hankyu Hanshin Holdings, Inc.	400	10,894
Hirose Electric Co., Ltd.	200	26,514
Hitachi Metals, Ltd. (c)	1,000	15,112
Hitachi, Ltd.	800	37,911
Honda Motor Co., Ltd.	2,200	53,326
Hoya Corp.	500	42,637
Idemitsu Kosan Co., Ltd.	400	9,628
Iida Group Holdings Co., Ltd.	200	3,075
Inpex Corp. (b)	900	9,738
Isuzu Motors, Ltd.	600	6,629
Ito En, Ltd.	100	4,475
ITOCHU Corp.	5,300	143,058
Itochu Techno-Solutions Corp.	400	9,790
Japan Airlines Co., Ltd. (c)	500	8,741
Japan Exchange Group, Inc.	1,400	20,177
Japan Metropolitan Fund Invest REIT	2	1,556
Japan Post Bank Co., Ltd.	4,200	32,616
Japan Post Holdings Co., Ltd.	5,500	39,233
Japan Post Insurance Co., Ltd.	1,000	15,980
Japan Real Estate Investment Corp. REIT	1	4,593
Japan Tobacco, Inc. (b)	1,200	20,722
JFE Holdings, Inc. (b)	1,400	14,736
Kajima Corp.	200	2,292
Kakaku.com, Inc.	200	3,295
Kansai Electric Power Co., Inc.	1,400	13,850
Kao Corp.	500	20,139
KDDI Corp.	5,100	161,009
Keio Corp. (b)	200	7,147
Keisei Electric Railway Co., Ltd.	200	5,506
Keyence Corp.	400	136,557
Kintetsu Group Holdings Co., Ltd.	300	9,330
Kirin Holdings Co., Ltd.	200	3,147
Kobayashi Pharmaceutical Co., Ltd.	100	6,154
Kobe Bussan Co., Ltd. (b)	400	9,790
Koei Tecmo Holdings Co., Ltd.	430	13,863
Koito Manufacturing Co., Ltd.	100	3,169

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Komatsu, Ltd.	500	$11,071
Kubota Corp. (b)	600	8,952
Kyocera Corp.	200	10,682
Lasertec Corp.	100	11,888
Lixil Corp.	500	9,348
M3, Inc.	500	14,346
Marubeni Corp.	2,500	22,524
Mazda Motor Corp.	1,100	8,988
McDonald's Holdings Co. Japan, Ltd.	500	18,181
MEIJI Holdings Co., Ltd.	400	19,609
MISUMI Group, Inc.	200	4,210
Mitsubishi Chemical Holdings Corp.	1,800	9,765
Mitsubishi Corp.	2,800	83,203
Mitsubishi Electric Corp.	1,600	17,089
Mitsubishi Estate Co., Ltd.	100	1,449
Mitsubishi Heavy Industries, Ltd.	600	20,956
Mitsubishi UFJ Financial Group, Inc.	17,300	92,883
Mitsui & Co., Ltd.	1,500	33,063
Mitsui Chemicals, Inc.	400	8,509
Mitsui Fudosan Co., Ltd.	500	10,738
Mizuho Financial Group, Inc.	10,040	114,031
MonotaRO Co., Ltd. (b)	2,000	29,679
MS&AD Insurance Group Holdings, Inc.	500	15,303
Murata Manufacturing Co., Ltd.	700	38,108
NEC Corp.	1,200	46,550
Nexon Co., Ltd.	300	6,134
Nidec Corp.	100	6,168
Nihon M&A Center Holdings, Inc.	600	6,373
Nintendo Co., Ltd.	300	129,579
Nippon Building Fund, Inc. REIT	1	4,976
Nippon Express Holdings, Inc.	100	5,425
Nippon Paint Holdings Co., Ltd. (b)	300	2,233
Nippon Prologis REIT, Inc. (c)	16	39,336
Nippon Shinyaku Co., Ltd.	100	6,073
Nippon Steel Corp.	1,100	15,376
Nippon Telegraph & Telephone Corp.	6,900	197,876
Nippon Yusen KK	200	13,647
Nissan Chemical Corp.	100	4,600
Nissan Motor Co., Ltd.	4,900	19,051
Nissin Foods Holdings Co., Ltd.	100	6,897
Nitori Holdings Co., Ltd.	500	47,459
Nitto Denko Corp.	100	6,463
Nomura Holdings, Inc.	2,100	7,665
Nomura Real Estate Holdings, Inc.	200	4,895
Nomura Real Estate Master Fund, Inc. REIT (c)	1	1,247
Nomura Research Institute, Ltd.	600	15,943
NTT Data Corp.	2,400	33,141
Obic Co., Ltd.	500	70,627
Security Description	Shares	Value
Odakyu Electric Railway Co., Ltd. (b)	600	$8,060
Oji Holdings Corp.	2,300	9,955
Olympus Corp.	100	2,007
Omron Corp.	100	5,072
Ono Pharmaceutical Co., Ltd.	500	12,815
Oracle Corp. Japan	300	17,357
Oriental Land Co., Ltd.	400	55,706
ORIX Corp.	1,400	23,454
Osaka Gas Co., Ltd.	1,600	30,574
Otsuka Corp.	800	23,702
Otsuka Holdings Co., Ltd.	300	10,639
Pan Pacific International Holdings Corp. (b)	1,600	25,498
Panasonic Holdings Corp.	2,200	17,756
Rakuten Group, Inc. (b)	500	2,252
Recruit Holdings Co., Ltd.	498	14,644
Resona Holdings, Inc.	3,800	14,212
Ricoh Co., Ltd.	800	6,248
SBI Holdings, Inc.	100	1,954
SCSK Corp.	400	6,760
Secom Co., Ltd.	900	55,535
Seiko Epson Corp.	100	1,413
Sekisui Chemical Co., Ltd.	100	1,367
Sekisui House, Ltd.	700	12,245
Seven & i Holdings Co., Ltd.	700	27,139
SG Holdings Co., Ltd.	1,300	21,904
Sharp Corp.	700	5,405
Shimadzu Corp.	500	15,789
Shimano, Inc.	300	50,613
Shin-Etsu Chemical Co., Ltd.	400	45,048
Shionogi & Co., Ltd.	200	10,092
Shizuoka Bank, Ltd.	1,100	6,599
Softbank Corp.	12,800	141,940
SoftBank Group Corp.	800	30,827
Sompo Holdings, Inc.	400	17,616
Sony Group Corp.	700	57,168
Subaru Corp.	600	10,650
SUMCO Corp.	400	5,179
Sumitomo Chemical Co., Ltd.	3,100	12,117
Sumitomo Corp.	500	6,834
Sumitomo Electric Industries, Ltd.	600	6,620
Sumitomo Metal Mining Co., Ltd.	100	3,128
Sumitomo Mitsui Financial Group, Inc.	2,600	77,165
Sumitomo Mitsui Trust Holdings, Inc.	400	12,307
Suntory Beverage & Food, Ltd. (b)	600	22,657
Suzuki Motor Corp.	200	6,277
Sysmex Corp.	300	18,032
T&D Holdings, Inc.	1,200	14,345
Taisei Corp.	100	3,110
Takeda Pharmaceutical Co., Ltd.	768	21,583
TDK Corp.	400	12,337
Terumo Corp.	200	6,018

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
TIS, Inc.	800	$20,934
Toho Co., Ltd.	800	28,884
Tokio Marine Holdings, Inc.	500	29,086
Tokyo Electric Power Co. Holdings, Inc. (c)	6,000	25,041
Tokyo Electron, Ltd.	200	65,217
Tokyo Gas Co., Ltd.	800	16,529
Tokyu Corp.	800	9,410
TOPPAN, INC.	500	8,343
Toray Industries, Inc.	1,700	9,525
Toshiba Corp.	200	8,119
Tosoh Corp.	300	3,721
TOTO, Ltd.	200	6,595
Toyota Industries Corp.	100	6,183
Toyota Motor Corp.	8,300	128,299
Toyota Tsusho Corp.	400	13,043
Trend Micro, Inc.	400	19,491
Unicharm Corp. (b)	200	6,684
USS Co., Ltd.	1,200	20,749
Welcia Holdings Co., Ltd.	400	8,009
West Japan Railway Co.	100	3,674
Yakult Honsha Co., Ltd.	100	5,764
Yamaha Motor Co., Ltd. (b)	200	3,660
Yamato Holdings Co., Ltd.	1,100	17,570
Z Holdings Corp.	1,300	3,793
ZOZO, Inc.	100	1,800
		4,496,924
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	245	4,813
LUXEMBOURG — 0.1%
ArcelorMittal SA (b)	1,116	25,096
Eurofins Scientific SE	358	28,100
		53,196
MACAU — 0.0% (d)
Galaxy Entertainment Group, Ltd.	1,000	5,964
NETHERLANDS — 1.4%
ABN AMRO Bank NV (e)	1,043	11,684
Adyen NV (c)(e)	24	34,826
Aegon NV	3,069	13,245
Akzo Nobel NV	24	1,571
ASM International NV	38	9,479
ASML Holding NV	659	314,059
EXOR NV	171	10,633
Heineken Holding NV	7	508
Heineken NV	77	7,003
ING Groep NV	5,062	49,909
Koninklijke Ahold Delhaize NV	3,619	94,057
Koninklijke DSM NV	60	8,600
Koninklijke KPN NV	11,602	41,252
Koninklijke Philips NV	494	10,616
NN Group NV	229	10,376
Randstad NV (b)	91	4,395
Shell PLC	3,444	89,256
Security Description	Shares	Value
Universal Music Group NV	771	$15,423
Wolters Kluwer NV	430	41,610
		768,502
NEW ZEALAND — 0.1%
Auckland International Airport, Ltd. (c)	1,355	6,049
Fisher & Paykel Healthcare Corp., Ltd.	387	4,808
Spark New Zealand, Ltd.	10,228	30,524
		41,381
NORWAY — 0.2%
DNB Bank ASA	656	11,723
Equinor ASA	342	11,858
Gjensidige Forsikring ASA	545	11,005
Mowi ASA	237	5,376
Norsk Hydro ASA	512	2,858
Orkla ASA	270	2,151
Telenor ASA	3,566	47,283
		92,254
PORTUGAL — 0.0% (d)
EDP - Energias de Portugal SA	755	3,514
Galp Energia SGPS SA	673	7,870
Jeronimo Martins SGPS SA	540	11,708
		23,092
SINGAPORE — 0.6%
Ascendas Real Estate Investment Trust	4,900	10,035
CapitaLand Integrated Commercial Trust REIT	6,032	9,405
Capitaland Investment, Ltd.	3,600	9,881
DBS Group Holdings, Ltd.	2,021	43,101
Keppel Corp., Ltd.	1,400	6,529
Mapletree Commercial Trust REIT	200	263
Mapletree Logistics Trust REIT	151	182
Oversea-Chinese Banking Corp., Ltd.	6,104	49,957
Singapore Airlines, Ltd. (b)(c)	3,150	11,543
Singapore Exchange, Ltd.	7,900	53,700
Singapore Technologies Engineering, Ltd.	3,000	8,795
Singapore Telecommunications, Ltd.	50,542	91,881
STMicroelectronics NV	156	4,893
United Overseas Bank, Ltd.	1,200	22,634
UOL Group, Ltd.	1,400	7,404
Venture Corp., Ltd.	500	5,975
		336,178
SOUTH AFRICA — 0.1%
Anglo American PLC	2,282	81,395
SPAIN — 0.6%
ACS Actividades de Construccion y Servicios SA (b)	598	14,461

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Aena SME SA (c)(e)	5	$634
Amadeus IT Group SA (c)	241	13,394
Banco Bilbao Vizcaya Argentaria SA	8,726	39,506
Banco Santander SA	23,757	66,761
CaixaBank SA	7,453	25,845
Cellnex Telecom SA (e)	355	13,743
Enagas SA (b)	261	5,749
Endesa SA	66	1,242
Ferrovial SA	197	4,982
Grifols SA (c)	192	3,620
Iberdrola SA	3,075	31,813
Industria de Diseno Textil SA	1,303	29,410
Red Electrica Corp. SA (b)	35	660
Repsol SA (b)	1,410	20,711
Telefonica SA (b)	6,911	35,128
		307,659
SWEDEN — 0.7%
Assa Abloy AB Class B	217	4,602
Atlas Copco AB Class A	4,508	42,043
Atlas Copco AB Class B	2,628	21,937
Boliden AB (c)	396	12,573
Electrolux AB Class B (b)	730	9,807
Epiroc AB Class A	1,127	17,371
Epiroc AB Class B	264	3,560
EQT AB	406	8,296
Essity AB Class B	289	7,533
Evolution AB (e)	219	19,877
H & M Hennes & Mauritz AB Class B (b)	586	6,986
Hexagon AB Class B (b)	832	8,627
Industrivarden AB Class A	16	359
Industrivarden AB Class C (b)	353	7,837
Investor AB Class B	2,218	36,402
Kinnevik AB Class B (c)	645	10,373
Nibe Industrier AB Class B	1,236	9,263
Sandvik AB	1,477	23,905
Skandinaviska Enskilda Banken AB Class A	366	3,586
Skanska AB Class B	396	6,059
SKF AB Class B (b)	383	5,625
Svenska Handelsbanken AB Class A	1,082	9,230
Swedbank AB Class A	1,173	14,801
Swedish Match AB	866	8,806
Tele2 AB Class B	359	4,081
Telefonaktiebolaget LM Ericsson Class B	6,433	47,880
Telia Co. AB	5,838	22,321
Volvo AB Class B	1,154	17,836
		391,576
SWITZERLAND — 2.9%
ABB, Ltd.	293	7,792
Adecco Group AG (c)	299	10,132
Alcon, Inc.	216	15,045
Security Description	Shares	Value
Baloise Holding AG	17	$2,768
Barry Callebaut AG	2	4,450
Chocoladefabriken Lindt & Spruengli AG	3	30,428
Cie Financiere Richemont SA Class A	131	13,909
Credit Suisse Group AG (c)	3,208	18,162
EMS-Chemie Holding AG	56	41,561
Geberit AG	120	57,509
Givaudan SA	42	147,275
Holcim AG (c)	359	15,318
Julius Baer Group, Ltd. (c)	78	3,588
Kuehne + Nagel International AG	475	112,132
Logitech International SA (b)	1,453	75,689
Lonza Group AG	18	9,570
Novartis AG	5,127	432,985
Partners Group Holding AG	72	64,694
Schindler Holding AG (a)	373	67,832
Schindler Holding AG (a)	131	23,481
SGS SA	16	36,517
Sika AG	37	8,503
Sonova Holding AG	99	31,437
Straumann Holding AG	110	13,173
Swatch Group AG Bearer Shares	63	14,905
Swiss Life Holding AG	26	12,629
Swiss Prime Site AG (c)	424	37,092
Swisscom AG	226	124,502
TE Connectivity, Ltd.	314	35,529
Temenos AG	34	2,899
UBS Group AG	3,368	54,143
VAT Group AG (c)(e)	27	6,419
Zurich Insurance Group AG	135	58,549
		1,590,617
UNITED KINGDOM — 2.6%
3i Group PLC	1,197	16,114
Abrdn PLC	2,666	5,175
Admiral Group PLC	893	24,336
Ashtead Group PLC	238	9,940
AstraZeneca PLC ADR	36	2,379
AstraZeneca PLC	470	61,645
Auto Trader Group PLC (e)	131	883
Aviva PLC (c)	2,378	11,589
BAE Systems PLC	2,401	24,208
Barclays PLC	24,852	46,214
Barratt Developments PLC	737	4,094
Berkeley Group Holdings PLC (c)	115	5,201
BP PLC	18,898	89,117
British American Tobacco PLC ADR	937	40,207
British American Tobacco PLC	405	17,311
BT Group PLC	9,625	21,777
Bunzl PLC	473	15,619
Burberry Group PLC	253	5,042
CK Hutchison Holdings, Ltd.	5,500	37,183

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
CNH Industrial NV	1,011	$11,648
Coca-Cola Europacific Partners PLC	18	929
Compass Group PLC	1,071	21,851
Croda International PLC	257	20,200
DCC PLC	25	1,548
Diageo PLC	203	8,704
Experian PLC	359	10,490
Halma PLC	562	13,712
Hargreaves Lansdown PLC	737	7,051
HSBC Holdings PLC	20,512	133,422
Imperial Brands PLC	1,954	43,569
Informa PLC (c)	798	5,125
Intertek Group PLC	241	12,310
J Sainsbury PLC	3,424	8,483
JD Sports Fashion PLC	2,450	3,434
Johnson Matthey PLC	203	4,747
Just Eat Takeaway.com NV (c)(e)	335	5,276
Kingfisher PLC	2,442	7,245
Land Securities Group PLC REIT	641	5,169
Legal & General Group PLC	3,392	9,866
Liberty Global PLC Class C (c)	401	8,858
Linde PLC (c)	72	20,702
Lloyds Banking Group PLC	88,515	45,482
London Stock Exchange Group PLC	62	5,747
M&G PLC	6,643	15,700
Melrose Industries PLC	4,040	7,345
National Grid PLC	1,916	24,479
Natwest Group PLC	6,537	17,331
Next PLC	194	13,806
Pearson PLC	239	2,176
Persimmon PLC	539	12,195
Reckitt Benckiser Group PLC	896	67,139
RELX PLC	1,801	48,688
Rentokil Initial PLC	888	5,118
Rolls-Royce Holdings PLC (b)(c)	1,521	1,532
Sage Group PLC	1,390	10,716
Schroders PLC	121	3,926
Severn Trent PLC	465	15,355
Smith & Nephew PLC	239	3,331
Spirax-Sarco Engineering PLC	113	13,556
SSE PLC	619	12,148
St James's Place PLC	900	12,050
Standard Chartered PLC	4,852	36,451
Taylor Wimpey PLC	1,468	2,080
Tesco PLC	3,701	11,484
Unilever PLC	3,487	157,576
United Utilities Group PLC	718	8,894
Vodafone Group PLC	39,218	60,326
Whitbread PLC	49	1,475
WPP PLC	551	5,518
		1,423,997
Security Description	Shares	Value
UNITED STATES — 68.4%
3M Co.	931	$120,481
A.O. Smith Corp.	205	11,209
Abbott Laboratories	2,054	223,167
AbbVie, Inc.	402	61,570
ABIOMED, Inc. (c)	76	18,811
Accenture PLC Class A	1,444	400,927
Activision Blizzard, Inc.	1,118	87,047
Adobe, Inc. (c)	768	281,134
Advance Auto Parts, Inc.	41	7,097
Advanced Micro Devices, Inc. (c)	2,101	160,663
AES Corp.	300	6,303
Aflac, Inc.	810	44,817
Agilent Technologies, Inc.	342	40,619
Air Products & Chemicals, Inc.	36	8,657
Akamai Technologies, Inc. (c)	761	69,502
Albemarle Corp.	24	5,016
Alleghany Corp. (c)	35	29,158
Allegion PLC	103	10,084
Alliant Energy Corp.	258	15,121
Allstate Corp.	837	106,073
Ally Financial, Inc.	510	17,090
Alphabet, Inc. Class A (c)	249	542,636
Alphabet, Inc. Class C (c)	276	603,736
Altria Group, Inc.	583	24,352
Amazon.com, Inc. (c)	2,000	212,420
Amcor PLC CDI	848	10,520
Amcor PLC	5,170	64,263
AMERCO	60	28,694
Ameren Corp.	580	52,409
American Electric Power Co., Inc.	882	84,619
American Express Co.	181	25,090
American Financial Group, Inc.	148	20,544
American International Group, Inc.	565	28,888
American Tower Corp. REIT	78	19,936
American Water Works Co., Inc.	257	38,234
Ameriprise Financial, Inc.	162	38,504
AmerisourceBergen Corp.	605	85,595
Amgen, Inc.	377	91,724
Amphenol Corp. Class A	1,979	127,408
Analog Devices, Inc.	243	35,500
Annaly Capital Management, Inc. REIT	5,523	32,641
Aon PLC Class A	337	90,882
Apollo Global Management, Inc.	289	14,011
Apple, Inc.	9,195	1,257,140
Applied Materials, Inc.	1,546	140,655
Aptiv PLC (c)	154	13,717
Aramark	108	3,308
Arch Capital Group, Ltd. (c)	483	21,972
Archer-Daniels-Midland Co.	382	29,643
Arista Networks, Inc. (c)	341	31,965
Arrow Electronics, Inc. (c)	143	16,029
Arthur J Gallagher & Co.	301	49,075

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
AT&T, Inc.	10,423	$218,466
Atmos Energy Corp.	72	8,071
Autodesk, Inc. (c)	24	4,127
Automatic Data Processing, Inc.	1,163	244,277
AutoZone, Inc. (c)	54	116,052
AvalonBay Communities, Inc. REIT	47	9,130
Avery Dennison Corp.	150	24,280
Baker Hughes Co.	474	13,684
Ball Corp.	60	4,126
Bank of America Corp.	6,069	188,928
Bank of New York Mellon Corp.	562	23,441
Bausch Health Cos., Inc. (b)(c)	109	909
Baxter International, Inc.	912	58,578
Becton Dickinson & Co.	275	67,796
Berkshire Hathaway, Inc. Class B (c)	1,327	362,298
Best Buy Co., Inc.	544	35,463
Biogen, Inc. (c)	168	34,262
BioMarin Pharmaceutical, Inc. (c)	745	61,738
Bio-Rad Laboratories, Inc. Class A (c)	40	19,800
Black Knight, Inc. (c)	883	57,739
BlackRock, Inc.	198	120,590
Blackstone, Inc.	1,010	92,142
Block, Inc. (c)	70	4,302
Boeing Co. (c)	107	14,629
Booking Holdings, Inc. (c)	7	12,243
Booz Allen Hamilton Holding Corp.	757	68,403
BorgWarner, Inc.	257	8,576
Boston Scientific Corp. (c)	276	10,287
Bristol-Myers Squibb Co.	2,147	165,319
Broadcom, Inc.	71	34,493
Broadridge Financial Solutions, Inc.	610	86,955
Brown & Brown, Inc.	1,173	68,433
Brown-Forman Corp. Class B	467	32,765
Bunge, Ltd.	89	8,071
Burlington Stores, Inc. (c)	30	4,087
C.H. Robinson Worldwide, Inc.	1,191	120,732
Cadence Design Systems, Inc. (c)	454	68,114
Camden Property Trust REIT	72	9,683
Campbell Soup Co.	877	42,140
Capital One Financial Corp.	387	40,322
Cardinal Health, Inc.	805	42,077
CarMax, Inc. (c)	90	8,143
Carnival Corp. (b)(c)	515	4,455
Carrier Global Corp.	187	6,668
Caterpillar, Inc.	187	33,428
Cboe Global Markets, Inc.	665	75,271
CBRE Group, Inc. Class A (c)	244	17,961
CDW Corp.	48	7,563
Celanese Corp.	173	20,347
Centene Corp. (c)	398	33,675
Security Description	Shares	Value
CenterPoint Energy, Inc.	84	$2,485
CF Industries Holdings, Inc.	108	9,259
Charles Schwab Corp.	477	30,137
Charter Communications, Inc. Class A (c)	119	55,755
Cheniere Energy, Inc.	54	7,184
Chevron Corp.	666	96,423
Chubb, Ltd.	278	54,649
Church & Dwight Co., Inc.	1,326	122,867
Cigna Corp.	282	74,313
Cincinnati Financial Corp.	161	19,156
Cintas Corp.	149	55,656
Cisco Systems, Inc.	10,929	466,013
Citigroup, Inc.	3,168	145,696
Citizens Financial Group, Inc.	623	22,235
Citrix Systems, Inc. (c)	888	86,287
Cleveland-Cliffs, Inc. (c)	1,220	18,751
Clorox Co.	665	93,752
CME Group, Inc.	442	90,477
CMS Energy Corp.	496	33,480
Coca-Cola Co.	5,346	336,317
Cognex Corp.	245	10,417
Cognizant Technology Solutions Corp. Class A	1,125	75,926
Coinbase Global, Inc. Class A (b)(c)	372	17,491
Colgate-Palmolive Co.	940	75,332
Comcast Corp. Class A	3,339	131,022
Conagra Brands, Inc.	253	8,663
ConocoPhillips	430	38,618
Consolidated Edison, Inc.	2,652	252,205
Constellation Brands, Inc. Class A	19	4,428
Constellation Energy Corp.	174	9,963
Cooper Cos., Inc.	90	28,181
Copart, Inc. (c)	301	32,707
Corning, Inc.	395	12,446
Corteva, Inc.	491	26,583
Costco Wholesale Corp.	699	335,017
Coterra Energy, Inc.	359	9,259
Crown Castle International Corp. REIT	545	91,767
CSX Corp.	721	20,952
Cummins, Inc.	259	50,124
CVS Health Corp.	1,104	102,297
D.R. Horton, Inc.	643	42,560
Danaher Corp.	461	116,873
Darden Restaurants, Inc.	97	10,973
DaVita, Inc. (c)	113	9,035
Deere & Co.	94	28,150
Dell Technologies, Inc. Class C	237	10,952
Delta Air Lines, Inc. (c)	288	8,343
Devon Energy Corp.	132	7,275
Digital Realty Trust, Inc. REIT	36	4,674
Discover Financial Services	161	15,227
DISH Network Corp. Class A (c)	398	7,136

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Dollar General Corp.	764	$187,516
Dollar Tree, Inc. (c)	270	42,079
Dominion Energy, Inc.	1,865	148,846
Domino's Pizza, Inc.	168	65,471
Dover Corp.	90	10,919
Dow, Inc.	299	15,431
DTE Energy Co.	163	20,660
Duke Energy Corp.	1,716	183,972
Duke Realty Corp. REIT	344	18,903
DuPont de Nemours, Inc.	273	15,173
Eastman Chemical Co.	30	2,693
Eaton Corp. PLC	180	22,678
eBay, Inc.	352	14,668
Ecolab, Inc.	59	9,072
Edison International	264	16,695
Edwards Lifesciences Corp. (c)	757	71,983
Elanco Animal Health, Inc. (c)	120	2,356
Electronic Arts, Inc.	1,033	125,664
Elevance Health, Inc.	132	63,701
Eli Lilly & Co.	1,555	504,178
Emerson Electric Co.	949	75,483
Entergy Corp.	130	14,643
EOG Resources, Inc.	230	25,401
EPAM Systems, Inc. (c)	70	20,635
Equinix, Inc. REIT	12	7,884
Equitable Holdings, Inc.	204	5,318
Equity LifeStyle Properties, Inc. REIT	115	8,104
Equity Residential REIT	244	17,622
Erie Indemnity Co. Class A	235	45,165
Essential Utilities, Inc.	132	6,052
Essex Property Trust, Inc. REIT	30	7,845
Estee Lauder Cos., Inc. Class A	332	84,550
Etsy, Inc. (c)	22	1,611
Everest Re Group, Ltd.	47	13,173
Evergy, Inc.	509	33,212
Eversource Energy	508	42,911
Exelon Corp.	522	23,657
Expedia Group, Inc. (c)	12	1,138
Expeditors International of Washington, Inc.	1,495	145,703
Extra Space Storage, Inc. REIT	83	14,120
Exxon Mobil Corp.	1,683	144,132
F5, Inc. (c)	271	41,474
FactSet Research Systems, Inc.	43	16,537
Fair Isaac Corp. (c)	7	2,806
Fastenal Co.	996	49,720
FedEx Corp.	173	39,221
Ferguson PLC	333	37,157
Fidelity National Financial, Inc.	557	20,587
Fidelity National Information Services, Inc.	616	56,469
Fifth Third Bancorp	609	20,462
First Republic Bank	41	5,912
FirstEnergy Corp.	299	11,479
Fiserv, Inc. (c)	804	71,532
Security Description	Shares	Value
FleetCor Technologies, Inc. (c)	23	$4,833
FMC Corp.	110	11,771
Ford Motor Co.	4,933	54,904
Fortinet, Inc. (c)	865	48,942
Fortive Corp.	1	54
Fortune Brands Home & Security, Inc.	140	8,383
Fox Corp. Class A	42	1,351
Fox Corp. Class B	192	5,702
Franklin Resources, Inc.	190	4,429
Freeport-McMoRan, Inc.	239	6,993
Garmin, Ltd.	150	14,738
Generac Holdings, Inc. (c)	72	15,162
General Dynamics Corp.	287	63,499
General Electric Co.	408	25,977
General Mills, Inc.	631	47,609
General Motors Co. (c)	2,233	70,920
Genuine Parts Co.	150	19,950
Gilead Sciences, Inc.	3,540	218,807
Global Payments, Inc.	108	11,949
Goldman Sachs Group, Inc.	258	76,631
GSK PLC	7,943	170,316
Halliburton Co.	280	8,781
Hartford Financial Services Group, Inc.	419	27,415
Hasbro, Inc.	59	4,831
HCA Healthcare, Inc.	95	15,966
Healthpeak Properties, Inc. REIT	149	3,861
HEICO Corp.	115	15,079
Henry Schein, Inc. (c)	359	27,550
Hershey Co.	1,091	234,740
Hess Corp.	18	1,907
Hewlett Packard Enterprise Co.	1,175	15,581
Hologic, Inc. (c)	252	17,464
Home Depot, Inc.	518	142,072
Honeywell International, Inc.	999	173,636
Horizon Therapeutics Plc (c)	540	43,070
Hormel Foods Corp.	2,301	108,975
Howmet Aerospace, Inc.	114	3,585
HP, Inc.	629	20,619
Humana, Inc.	78	36,509
Huntington Bancshares, Inc.	765	9,203
Huntington Ingalls Industries, Inc.	53	11,544
IAC/InterActiveCorp. (c)	70	5,318
IDEX Corp.	150	27,244
IDEXX Laboratories, Inc. (c)	120	42,088
Illinois Tool Works, Inc.	400	72,900
Illumina, Inc. (c)	23	4,240
Incyte Corp. (c)	1,251	95,038
Intel Corp.	7,869	294,379
Intercontinental Exchange, Inc.	623	58,587
International Business Machines Corp.	935	132,013
International Flavors & Fragrances, Inc.	88	10,483

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
International Paper Co.	289	$12,089
Interpublic Group of Cos., Inc.	383	10,544
Intuit, Inc.	330	127,195
Intuitive Surgical, Inc. (c)	411	82,492
Invesco, Ltd.	673	10,855
J.M. Smucker Co.	413	52,868
Jack Henry & Associates, Inc.	528	95,051
James Hardie Industries PLC CDI	261	5,702
Jazz Pharmaceuticals PLC (c)	36	5,616
JB Hunt Transport Services, Inc.	95	14,960
Johnson & Johnson	5,418	961,749
Johnson Controls International PLC	376	18,003
JPMorgan Chase & Co.	2,366	266,435
Juniper Networks, Inc.	1,427	40,669
Kellogg Co.	2,069	147,602
Keurig Dr. Pepper, Inc.	2,370	83,874
KeyCorp.	909	15,662
Keysight Technologies, Inc. (c)	1,079	148,740
Kimberly-Clark Corp.	520	70,278
Kinder Morgan, Inc.	707	11,849
KKR & Co., Inc.	180	8,332
KLA Corp.	259	82,642
Knight-Swift Transportation Holdings, Inc.	132	6,110
Kraft Heinz Co.	526	20,062
Kroger Co.	4,640	219,611
L3Harris Technologies, Inc.	78	18,853
Laboratory Corp. of America Holdings	124	29,061
Lam Research Corp.	237	100,998
Las Vegas Sands Corp. (c)	186	6,248
Lear Corp.	66	8,309
Lennar Corp. Class A	230	16,231
Liberty Broadband Corp. Class C (c)	719	83,145
Lincoln National Corp.	174	8,138
LKQ Corp.	157	7,707
Lockheed Martin Corp.	386	165,965
Loews Corp.	95	5,630
Lowe's Cos., Inc.	199	34,759
Lululemon Athletica, Inc. (c)	163	44,435
Lumen Technologies, Inc.	1,169	12,754
LyondellBasell Industries NV Class A	491	42,943
M&T Bank Corp.	138	21,996
Marathon Petroleum Corp.	517	42,503
Markel Corp. (c)	37	47,850
MarketAxess Holdings, Inc.	108	27,649
Marsh & McLennan Cos., Inc.	1,308	203,067
Martin Marietta Materials, Inc.	12	3,591
Masimo Corp. (c)	48	6,272
Mastercard, Inc. Class A	1,187	374,475
Match Group, Inc. (c)	70	4,878
McCormick & Co., Inc.	949	79,004
McDonald's Corp.	713	176,025
Security Description	Shares	Value
McKesson Corp.	197	$64,263
Medtronic PLC	835	74,941
Merck & Co., Inc.	6,391	582,667
Meta Platforms, Inc. Class A (c)	3,708	597,915
MetLife, Inc.	430	27,000
MGM Resorts International	113	3,271
Micron Technology, Inc.	673	37,203
Microsoft Corp.	4,943	1,269,511
Moderna, Inc. (c)	105	14,999
Mohawk Industries, Inc. (c)	60	7,445
Molina Healthcare, Inc. (c)	12	3,355
Molson Coors Beverage Co. Class B	120	6,541
Mondelez International, Inc. Class A	871	54,080
Monolithic Power Systems, Inc.	48	18,434
Monster Beverage Corp. (c)	550	50,985
Moody's Corp.	183	49,771
Morgan Stanley	721	54,839
Mosaic Co.	241	11,382
Motorola Solutions, Inc.	858	179,837
Nestle SA	6,300	733,349
NetApp, Inc.	149	9,721
Netflix, Inc. (c)	661	115,589
Neurocrine Biosciences, Inc. (c)	420	40,942
Newell Brands, Inc.	198	3,770
Newmont Corp.	4,153	247,810
NextEra Energy, Inc.	1,015	78,622
NIKE, Inc. Class B	1,673	170,981
NiSource, Inc.	61	1,799
Nordson Corp.	48	9,717
Norfolk Southern Corp.	113	25,684
Northern Trust Corp.	72	6,947
Northrop Grumman Corp.	190	90,928
NortonLifeLock, Inc.	1,130	24,815
NRG Energy, Inc.	192	7,329
Nucor Corp.	417	43,539
NVIDIA Corp.	3,382	512,677
NVR, Inc. (c)	6	24,025
Occidental Petroleum Corp.	209	12,306
Old Dominion Freight Line, Inc.	151	38,698
Omnicom Group, Inc.	298	18,956
ONEOK, Inc.	120	6,660
Oracle Corp.	1,441	100,683
O'Reilly Automotive, Inc. (c)	119	75,179
Otis Worldwide Corp.	107	7,562
Owens Corning	100	7,431
PACCAR, Inc.	132	10,869
Packaging Corp. of America	115	15,813
Palo Alto Networks, Inc. (c)	19	9,385
Paramount Global Class B	628	15,499
Parker-Hannifin Corp.	19	4,675
Paychex, Inc.	2,067	235,369
Paycom Software, Inc. (c)	77	21,569
PayPal Holdings, Inc. (c)	1,419	99,103
Pentair PLC	145	6,637

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
PepsiCo, Inc.	3,137	$522,812
PerkinElmer, Inc.	48	6,827
Pfizer, Inc.	10,067	527,813
PG&E Corp. (c)	1,093	10,908
Philip Morris International, Inc.	420	41,471
Phillips 66	375	30,746
Pioneer Natural Resources Co.	43	9,592
PNC Financial Services Group, Inc.	276	43,545
Pool Corp.	60	21,074
PPG Industries, Inc.	184	21,039
PPL Corp.	490	13,294
Principal Financial Group, Inc.	107	7,147
Procter & Gamble Co.	1,772	254,796
Progressive Corp.	1,720	199,984
Prologis, Inc. REIT	143	16,824
Prudential Financial, Inc.	161	15,404
Public Service Enterprise Group, Inc.	168	10,631
Public Storage REIT	728	227,624
PulteGroup, Inc.	566	22,431
QIAGEN NV (c)	937	43,788
Qorvo, Inc. (c)	50	4,716
QUALCOMM, Inc.	1,591	203,234
Quest Diagnostics, Inc.	448	59,575
Raymond James Financial, Inc.	135	12,070
Raytheon Technologies Corp.	611	58,723
Realty Income Corp. REIT	175	11,946
Regeneron Pharmaceuticals, Inc. (c)	501	296,156
Regions Financial Corp.	951	17,831
Republic Services, Inc.	1,707	223,395
ResMed, Inc.	181	37,943
Robert Half International, Inc.	199	14,903
Roche Holding AG Bearer Shares (a)	17	6,542
Roche Holding AG (a)	2,082	692,768
Rockwell Automation, Inc.	139	27,704
Rollins, Inc.	873	30,485
Roper Technologies, Inc.	172	67,880
Ross Stores, Inc.	172	12,080
Royal Caribbean Cruises, Ltd. (c)	121	4,224
S&P Global, Inc.	440	148,306
Salesforce, Inc. (c)	136	22,445
SBA Communications Corp. REIT	48	15,362
Schlumberger NV	455	16,271
Schneider Electric SE	192	22,662
Seagate Technology Holdings PLC	133	9,502
Seagen, Inc. (c)	505	89,355
SEI Investments Co.	185	9,994
Sempra Energy	126	18,934
Sherwin-Williams Co.	100	22,391
Signature Bank	30	5,376
Simon Property Group, Inc. REIT	126	11,960
Security Description	Shares	Value
Sirius XM Holdings, Inc. (b)	2,044	$12,530
Skyworks Solutions, Inc.	245	22,697
Snap-on, Inc.	114	22,461
Southern Co.	3,245	231,401
Southwest Airlines Co. (c)	72	2,601
Stanley Black & Decker, Inc.	267	27,998
Starbucks Corp.	445	33,994
State Street Corp. (f)	175	10,789
Steel Dynamics, Inc.	269	17,794
Stellantis NV (a)	2,066	25,448
Stellantis NV (a)	3,558	43,863
Stryker Corp.	113	22,479
SVB Financial Group (c)	79	31,204
Swiss Re AG	192	14,837
Synchrony Financial	424	11,711
Sysco Corp.	232	19,653
T Rowe Price Group, Inc.	406	46,126
Take-Two Interactive Software, Inc. (c)	231	28,304
Target Corp.	1,503	212,269
Teladoc Health, Inc. (b)(c)	218	7,240
Tenaris SA	216	2,771
Teradyne, Inc.	341	30,537
Tesla, Inc. (c)	22	14,815
Texas Instruments, Inc.	1,875	288,094
Textron, Inc.	96	5,863
Thermo Fisher Scientific, Inc.	79	42,919
TJX Cos., Inc.	1,430	79,865
T-Mobile US, Inc. (c)	1,419	190,912
Tractor Supply Co.	163	31,598
Tradeweb Markets, Inc. Class A	709	48,389
Trane Technologies PLC	328	42,597
Travelers Cos., Inc.	408	69,005
Truist Financial Corp.	1,134	53,786
Twilio, Inc. Class A (c)	60	5,029
Twitter, Inc. (c)	150	5,609
Tyler Technologies, Inc. (c)	68	22,609
Tyson Foods, Inc. Class A	362	31,154
Uber Technologies, Inc. (c)	286	5,852
UDR, Inc. REIT	199	9,162
UGI Corp.	6	232
Ulta Beauty, Inc. (c)	73	28,140
Union Pacific Corp.	921	196,431
United Parcel Service, Inc. Class B	254	46,365
United Rentals, Inc. (c)	41	9,959
UnitedHealth Group, Inc.	1,418	728,327
Universal Health Services, Inc. Class B	107	10,776
US Bancorp	789	36,310
Valero Energy Corp.	262	27,845
Veeva Systems, Inc. Class A (c)	156	30,894
Ventas, Inc. REIT	131	6,737
VeriSign, Inc. (c)	491	82,159
Verizon Communications, Inc.	8,658	439,393
Vertex Pharmaceuticals, Inc. (c)	1,252	352,801

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
VF Corp.	192	$8,481
Viatris, Inc.	2,065	21,621
Visa, Inc. Class A	3,009	592,442
Vistra Corp.	360	8,226
VMware, Inc. Class A	65	7,409
Vulcan Materials Co.	12	1,705
W.W. Grainger, Inc.	108	49,078
Walgreens Boots Alliance, Inc.	900	34,110
Walmart, Inc.	2,307	280,485
Walt Disney Co. (c)	648	61,171
Warner Bros Discovery, Inc. (c)	1,322	17,741
Waste Connections, Inc.	906	112,308
Waste Management, Inc.	2,133	326,306
Waters Corp. (c)	43	14,232
Wayfair, Inc. Class A (c)	100	4,356
WEC Energy Group, Inc.	1,301	130,933
Wells Fargo & Co.	3,827	149,904
Welltower, Inc. REIT	119	9,800
West Pharmaceutical Services, Inc.	179	54,124
Western Digital Corp. (c)	119	5,335
Western Union Co.	3,289	54,170
Westrock Co.	222	8,844
Weyerhaeuser Co. REIT	84	2,782
Whirlpool Corp.	121	18,739
Williams Cos., Inc.	503	15,699
Willis Towers Watson PLC	90	17,765
WP Carey, Inc. REIT	101	8,369
WR Berkley Corp.	322	21,980
Xcel Energy, Inc.	2,364	167,277
Yum! Brands, Inc.	73	8,286
Zimmer Biomet Holdings, Inc.	72	7,564
Zoetis, Inc.	787	135,277
Zoom Video Communications, Inc. Class A (c)	28	3,023
		37,432,066
ZAMBIA — 0.0% (d)
First Quantum Minerals, Ltd.	406	7,686
TOTAL COMMON STOCKS (Cost $50,178,062)		54,569,756

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (g)(h)	49,033	$49,028
State Street Navigator Securities Lending Portfolio II (f)(i)	678,245	678,245
TOTAL SHORT-TERM INVESTMENTS (Cost $727,275)		727,273
TOTAL INVESTMENTS — 101.0% (Cost $50,905,337)		55,297,029
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(536,704)
NET ASSETS — 100.0%		$54,760,325
(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2022.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$54,569,756	$—	$—	$54,569,756
Short-Term Investments	727,273	—	—	727,273
TOTAL INVESTMENTS	$55,297,029	$—	$—	$55,297,029
See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Sector Breakdown as of June 30, 2022

% of Net Assets
Information Technology	20.3%
Health Care	17.4
Financials	13.3
Consumer Staples	10.1
Communication Services	10.0
Industrials	9.7
Consumer Discretionary	6.8
Materials	4.3
Utilities	4.1
Energy	2.0
Real Estate	1.7
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Corp.	146	$12,369	$2,530	$—	$—	$(4,110)	175	$10,789	$83
State Street Institutional Liquid Reserves Fund, Premier Class	72,351	72,365	1,771,273	1,794,538	(70)	(1)	49,033	49,029	236
State Street Navigator Securities Lending Portfolio II	589,880	589,880	3,759,129	3,670,764	—	—	678,245	678,245	2,330
Total		$674,614	$5,532,932	$5,465,302	$(70)	$(4,111)		$738,063	$2,649
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 1.4%
APA Group Stapled Security	440,947	$3,417,258
BELGIUM — 1.1%
Ageas SA/NV	62,053	2,723,381
CANADA — 19.9%
Allied Properties Real Estate Investment Trust	66,524	1,711,641
Atco, Ltd. Class I	78,529	2,684,700
Bank of Montreal (a)	18,048	1,731,836
Bank of Nova Scotia	33,106	1,955,126
BCE, Inc. (a)	61,706	3,026,581
Canadian Imperial Bank of Commerce	36,360	1,761,978
Canadian Natural Resources, Ltd.	50,767	2,722,240
Canadian Utilities, Ltd. Class A (a)	102,642	3,054,713
Capital Power Corp.	110,190	3,844,840
Emera, Inc.	53,901	2,519,656
Great-West Lifeco, Inc.	90,546	2,206,179
IGM Financial, Inc. (a)	70,310	1,880,457
Keyera Corp. (a)	180,161	4,106,154
Manulife Financial Corp. (a)	122,376	2,117,471
Power Corp. of Canada	76,732	1,970,126
Quebecor, Inc. Class B	99,412	2,120,101
SmartCentres Real Estate Investment Trust	139,664	2,976,366
Sun Life Financial, Inc.	35,485	1,622,470
TC Energy Corp.	70,759	3,657,669
TELUS Corp.	113,262	2,517,324
		50,187,628
CHINA — 4.9%
Beijing Enterprises Holdings, Ltd.	720,355	2,561,238
China Overseas Land & Investment, Ltd.	1,321,866	4,177,709
Guangdong Investment, Ltd.	2,788,387	2,949,377
Longfor Group Holdings, Ltd. (b)	540,032	2,549,804
		12,238,128
FINLAND — 1.2%
Fortum Oyj	88,503	1,324,502
UPM-Kymmene Oyj	59,171	1,794,568
		3,119,070
FRANCE — 2.3%
Bouygues SA	90,325	2,772,472
Rubis SCA	129,549	3,017,536
		5,790,008
GERMANY — 2.1%
Allianz SE	9,814	1,868,560
BASF SE	42,738	1,855,355
Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,605	$1,548,145
		5,272,060
HONG KONG — 9.9%
CK Infrastructure Holdings, Ltd.	484,303	2,968,666
CLP Holdings, Ltd.	240,482	1,995,091
Henderson Land Development Co., Ltd.	763,883	2,862,024
Link REIT	313,751	2,558,964
New World Development Co., Ltd.	1,037,337	3,721,323
Power Assets Holdings, Ltd.	569,553	3,581,958
Sino Land Co., Ltd.	2,734,855	4,035,915
Sun Hung Kai Properties, Ltd.	262,239	3,097,962
		24,821,903
JAPAN — 12.6%
Asahi Holdings, Inc.	146,401	2,296,423
Daiwa Office Investment Corp. REIT	432	2,213,183
Denka Co., Ltd.	68,729	1,661,881
Electric Power Development Co., Ltd.	232,482	3,840,047
ENEOS Holdings, Inc.	778,693	2,944,423
Fukuoka Financial Group, Inc.	139,759	2,514,232
Japan Metropolitan Fund Invest REIT	3,506	2,727,792
Mitsubishi UFJ Financial Group, Inc.	404,191	2,170,085
MS&AD Insurance Group Holdings, Inc.	73,354	2,245,084
SBI Holdings, Inc.	82,210	1,606,622
Sumitomo Mitsui Trust Holdings, Inc.	63,504	1,953,897
Takeda Pharmaceutical Co., Ltd.	120,506	3,386,640
Tokio Marine Holdings, Inc.	34,769	2,022,593
		31,582,902
MEXICO — 1.1%
Arca Continental SAB de CV	429,567	2,821,091
NETHERLANDS — 0.7%
Koninklijke Vopak NV	69,474	1,748,968
NORWAY — 1.3%
Telenor ASA	241,087	3,196,680
PORTUGAL — 0.8%
EDP - Energias de Portugal SA	457,367	2,128,743
SINGAPORE — 1.0%
Singapore Technologies Engineering, Ltd.	882,337	2,586,718
SOUTH KOREA — 1.4%
KT&G Corp.	56,296	3,564,026
SPAIN — 1.9%
Enagas SA (a)	222,574	4,902,777

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
SWEDEN — 0.8%
Intrum AB	111,303	$2,119,638
SWITZERLAND — 7.8%
Adecco Group AG (c)	60,754	2,058,662
Baloise Holding AG	13,395	2,181,313
Banque Cantonale Vaudoise (a)	33,004	2,582,127
Helvetia Holding AG	20,102	2,345,426
Novartis AG	25,712	2,171,427
Sulzer AG (a)	27,949	1,731,212
Swiss Life Holding AG	3,167	1,538,262
Swisscom AG	4,599	2,533,569
Zurich Insurance Group AG	5,625	2,439,547
		19,581,545
UNITED KINGDOM — 4.8%
Ashmore Group PLC (a)	807,526	2,175,192
BAE Systems PLC	329,502	3,322,159
IG Group Holdings PLC	252,057	2,113,694
Legal & General Group PLC	792,850	2,306,090
Primary Health Properties PLC REIT (a)	1,268,153	2,099,168
		12,016,303
UNITED STATES — 22.3%
B&G Foods, Inc.	117,900	2,803,662
Brandywine Realty Trust REIT	258,384	2,490,822
H&R Block, Inc.	130,048	4,593,295
Healthcare Services Group, Inc.	162,788	2,834,139
Highwoods Properties, Inc. REIT	62,294	2,129,832
International Business Machines Corp.	22,962	3,242,005
LTC Properties, Inc. REIT	116,525	4,473,395
LyondellBasell Industries NV Class A	31,215	2,730,064
Mercury General Corp.	49,534	2,194,356
Northwest Bancshares, Inc.	212,759	2,723,315
NorthWestern Corp.	45,982	2,709,719
Philip Morris International, Inc.	31,625	3,122,653
Pinnacle West Capital Corp.	41,503	3,034,699
South Jersey Industries, Inc.	117,128	3,998,750
Universal Corp.	62,295	3,768,847
Security Description	Shares	Value
Unum Group	99,197	$3,374,682
Verizon Communications, Inc.	56,486	2,866,665
Western Union Co.	176,736	2,910,842
		56,001,742
TOTAL COMMON STOCKS (Cost $270,063,641)		249,820,569

SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d)(e)	513,487	513,436
State Street Navigator Securities Lending Portfolio II (f)(g)	14,787,017	14,787,017
TOTAL SHORT-TERM INVESTMENTS (Cost $15,300,469)		15,300,453
TOTAL INVESTMENTS — 105.4% (Cost $285,364,110)		265,121,022
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(13,599,243)
NET ASSETS — 100.0%		$251,521,779
(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$249,820,569	$—	$—	$249,820,569
Short-Term Investments	15,300,453	—	—	15,300,453
TOTAL INVESTMENTS	$265,121,022	$—	$—	$265,121,022
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	23.8%
Utilities	21.7
Real Estate	17.4
Industrials	6.9
Communication Services	6.5
Consumer Staples	6.4
Energy	6.0
Materials	4.1
Information Technology	2.5
Health Care	2.2
Consumer Discretionary	1.8
Short-Term Investments	6.1
Liabilities in Excess of Other Assets	(5.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	509,225	$509,327	$18,863,930	$18,859,763	$(42)	$(16)	513,487	$513,436	$1,268
State Street Navigator Securities Lending Portfolio II	20,255,614	20,255,614	145,774,466	151,243,063	—	—	14,787,017	14,787,017	54,494
Total		$20,764,941	$164,638,396	$170,102,826	$(42)	$(16)		$15,300,453	$55,762
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 2.1%
APA Group Stapled Security	1,483,499	$11,496,845
BELGIUM — 1.0%
Groupe Bruxelles Lambert SA	63,587	5,296,889
CANADA — 17.2%
Algonquin Power & Utilities Corp. (a)	707,220	9,484,791
Allied Properties Real Estate Investment Trust	113,739	2,926,468
BCE, Inc. (a)	259,277	12,717,125
Canadian Utilities, Ltd. Class A (a)	253,042	7,530,743
Capital Power Corp.	134,633	4,697,726
Fortis, Inc.	155,599	7,339,974
National Bank of Canada	94,689	6,200,535
Rogers Communications, Inc. Class B	157,178	7,515,593
Royal Bank of Canada	67,155	6,488,778
Sun Life Financial, Inc.	138,619	6,338,035
TC Energy Corp. (a)	263,738	13,633,125
TELUS Corp.	463,962	10,311,865
		95,184,758
CHINA — 7.1%
Agricultural Bank of China, Ltd. Class H	17,993,000	6,787,259
CGN Power Co., Ltd. Class H (b)	12,433,000	3,010,431
China CITIC Bank Corp., Ltd. Class H	11,679,000	5,224,105
China Construction Bank Corp. Class H	7,729,000	5,190,785
China Resources Land, Ltd.	758,000	3,535,488
China Vanke Co., Ltd. Class H (a)	2,608,000	6,554,108
Guangdong Investment, Ltd.	2,862,000	3,027,240
Industrial & Commercial Bank of China, Ltd. Class H	10,130,000	6,015,815
		39,345,231
FRANCE — 4.0%
Danone SA	145,578	8,105,879
Gecina SA REIT	57,893	5,386,657
Sanofi	85,208	8,582,034
		22,074,570
GERMANY — 5.5%
Grand City Properties SA	244,177	3,287,940
Henkel AG & Co. KGaA	66,293	4,047,471
LEG Immobilien SE	62,715	5,187,534
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,828	6,756,991
RWE AG	118,485	4,345,364
TAG Immobilien AG	231,416	2,634,659
Security Description	Shares	Value
Vonovia SE	142,980	$4,394,666
		30,654,625
HONG KONG — 1.8%
CLP Holdings, Ltd.	866,500	7,188,672
HKT Trust & HKT, Ltd. Stapled Security	2,254,000	3,027,566
		10,216,238
ITALY — 4.2%
Enel SpA	1,510,740	8,244,483
Italgas SpA	816,844	4,743,800
Terna - Rete Elettrica Nazionale	1,111,964	8,704,820
UnipolSai Assicurazioni SpA (a)	769,822	1,838,187
		23,531,290
JAPAN — 11.6%
Advance Residence Investment Corp. REIT	1,411	3,749,372
AEON REIT Investment Corp. (a)	2,576	2,902,989
Chugoku Electric Power Co., Inc.	743,000	4,774,495
Daiwa House REIT Investment Corp.	2,361	5,343,988
Daiwa Securities Living Investments Corp. REIT	2,273	1,990,998
Japan Logistics Fund, Inc. REIT	770	1,776,858
Japan Real Estate Investment Corp. REIT	1,318	6,053,748
Kenedix Office Investment Corp. REIT	919	4,606,669
Mori Hills REIT Investment Corp.	2,038	2,284,696
MS&AD Insurance Group Holdings, Inc.	311,900	9,546,062
NH Foods, Ltd.	143,000	4,468,257
Nippon Accommodations Fund, Inc. REIT	593	2,976,894
Nippon Building Fund, Inc. REIT	1,213	6,035,759
Sekisui House REIT, Inc.	5,748	3,401,709
Toyota Motor Corp.	299,300	4,626,477
		64,538,971
MEXICO — 0.4%
Kimberly-Clark de Mexico SAB de CV Class A (a)	1,742,962	2,352,371
NETHERLANDS — 3.6%
Koninklijke KPN NV (a)	3,529,285	12,548,638
Koninklijke Vopak NV	287,674	7,242,030
		19,790,668
NEW ZEALAND — 0.7%
Spark New Zealand, Ltd.	1,242,228	3,707,306

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
NORWAY — 2.8%
Orkla ASA	735,091	$5,857,067
Telenor ASA	741,344	9,829,810
		15,686,877
QATAR — 0.5%
Masraf Al Rayan QSC	2,308,287	2,617,759
RUSSIA — 0.0%
Inter RAO UES PJSC (c)(d)	71,668,770	—
SINGAPORE — 1.3%
Singapore Technologies Engineering, Ltd.	2,476,900	7,261,444
SOUTH AFRICA — 1.4%
SPAR Group, Ltd.	399,782	3,370,541
Vodacom Group, Ltd. (a)	536,545	4,294,653
		7,665,194
SOUTH KOREA — 0.3%
Samsung Card Co., Ltd.	80,442	1,889,619
SPAIN — 4.7%
Endesa SA (a)	793,472	14,931,634
Red Electrica Corp. SA (a)	604,927	11,399,386
		26,331,020
SWEDEN — 1.2%
Castellum AB (a)	347,995	4,463,956
Wihlborgs Fastigheter AB	303,347	2,118,047
		6,582,003
SWITZERLAND — 11.2%
Allreal Holding AG	10,473	1,726,264
Baloise Holding AG	46,603	7,589,082
Banque Cantonale Vaudoise	58,137	4,548,453
BKW AG	31,718	3,303,164
Cembra Money Bank AG	50,958	3,630,162
Novartis AG	111,704	9,433,612
PSP Swiss Property AG	42,787	4,746,414
SGS SA	2,776	6,335,781
Swisscom AG	18,852	10,385,486
Zurich Insurance Group AG	24,620	10,677,625
		62,376,043
TAIWAN — 4.7%
CTBC Financial Holding Co., Ltd.	3,454,000	2,915,748
E.Sun Financial Holding Co., Ltd.	1,712,479	1,670,234
First Financial Holding Co., Ltd.	3,530,450	3,110,895
Hua Nan Financial Holdings Co., Ltd.	1,354,898	1,029,838
Mega Financial Holding Co., Ltd.	2,900,000	3,442,918
Taishin Financial Holding Co., Ltd.	3,445,983	1,889,099
Taiwan Cooperative Financial Holding Co., Ltd.	2,984,820	2,695,358
Tripod Technology Corp.	436,000	1,634,991
Security Description	Shares	Value
Wistron Corp.	3,705,000	$3,327,005
Zhen Ding Technology Holding, Ltd.	1,268,000	4,392,486
		26,108,572
THAILAND — 0.3%
Ratch Group PCL NVDR	1,749,700	1,892,972
TURKEY — 0.4%
Haci Omer Sabanci Holding A/S	1,833,271	2,076,313
UNITED KINGDOM — 6.6%
National Grid PLC	686,749	8,773,915
Severn Trent PLC	199,977	6,603,420
Tate & Lyle PLC	505,136	4,597,287
Unilever PLC	196,941	8,899,702
United Utilities Group PLC	616,472	7,636,479
		36,510,803
UNITED STATES — 4.2%
GSK PLC	567,204	12,162,175
Nestle SA	46,365	5,397,102
Roche Holding AG	17,080	5,683,224
		23,242,501
TOTAL COMMON STOCKS (Cost $593,913,359)		548,430,882

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (e)(f)	139,347	139,333
State Street Navigator Securities Lending Portfolio II (g)(h)	7,807,464	7,807,464
TOTAL SHORT-TERM INVESTMENTS (Cost $7,946,797)		7,946,797
TOTAL INVESTMENTS — 100.3% (Cost $601,860,156)		556,377,679
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,395,082)
NET ASSETS — 100.0%		$554,982,597
(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2022.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$548,430,882	$—	$0(a)	$548,430,882
Short-Term Investments	7,946,797	—	—	7,946,797
TOTAL INVESTMENTS	$556,377,679	$—	$0	$556,377,679
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2022.
Sector Breakdown as of June 30, 2022

% of Net Assets
Utilities	25.1%
Financials	20.8
Real Estate	15.9
Communication Services	13.4
Consumer Staples	8.5
Health Care	6.5
Energy	3.7
Industrials	2.4
Information Technology	1.7
Consumer Discretionary	0.8
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,933,382	$1,933,769	$27,994,207	$29,788,553	$(90)	$—	139,347	$139,333	$—
State Street Navigator Securities Lending Portfolio II	19,281,843	19,281,843	204,161,023	215,635,402	—	—	7,807,464	7,807,464	121,308
Total		$21,215,612	$232,155,230	$245,423,955	$(90)	$—		$7,946,797	$121,308
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
BRAZIL — 5.2%
3R Petroleum Oleo E Gas SA (a)	102,385	$688,186
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	185,826	99,497
AES Brasil Energia SA	94,868	193,384
Afya, Ltd. Class A (a)	27,355	272,182
Agrogalaxy Participacoes SA	26,200	38,077
Aliansce Sonae Shopping Centers SA	126,707	387,914
Alper Consultoria e Corretora de Seguros SA	15,177	77,750
Alupar Investimento SA	101,769	505,006
Ambipar Participacoes e Empreendimentos S/A	35,221	150,395
Anima Holding SA (a)	261,538	195,049
Arco Platform, Ltd. Class A (a)(b)	24,631	367,741
Arezzo Industria e Comercio SA	50,237	668,136
Armac Locacao Logistica E Servicos SA	183,357	425,657
Atento SA (a)(b)	1,700	16,983
Auren Energia SA	157,511	410,234
Banco ABC Brasil SA Preference Shares	24,699	73,302
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	192,861	330,443
Banco Modal SA	96,735	135,961
Banco Pan SA Preference Shares	219,724	256,722
Bemobi Mobile Tech SA	57,033	130,546
BK Brasil Operacao e Assessoria a Restaurantes SA (a)	27,554	29,296
Blau Farmaceutica SA (a)	34,636	165,979
Boa Vista Servicos SA	171,591	175,547
BR Malls Participacoes SA	650,308	935,149
BrasilAgro - Co. Brasileira de Propriedades Agricolas	39,217	182,832
Brisanet Participacoes SA	141,700	47,690
Camil Alimentos SA	151,719	285,482
Cia Brasileira de Aluminio	304,228	673,677
Cia Brasileira de Distribuicao	108,652	339,495
Cia de Saneamento de Minas Gerais-COPASA	171,731	378,308
Cia de Saneamento do Parana	175,031	610,497
Cia Energetica do Ceara Class A, Preference Shares	7,086	67,006
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	41,368	368,079
Cielo SA	907,562	650,806
Clear Sale SA (a)	63,800	46,605
Security Description	Shares	Value
CM Hospitalar SA	98,631	$258,769
Cogna Educacao (a)	1,398,032	572,104
Construtora Tenda SA	98,860	73,727
Cury Construtora e Incorporadora SA	200,829	236,181
CVC Brasil Operadora e Agencia de Viagens SA (a)	117,268	156,523
Cyrela Brazil Realty SA Empreendimentos e Participacoes	210,127	474,945
Desktop - Sigmanet Comunicacao Multimidia S.A (c)	17,800	26,856
Dexxos Participacoes SA	43,717	61,026
Direcional Engenharia SA	143,050	282,027
EcoRodovias Infraestrutura e Logistica SA (a)	238,691	260,169
EDP - Energias do Brasil SA	182,551	715,968
Eletromidia SA (a)	47,541	95,819
Empreendimentos Pague Menos S/A (a)	85,803	71,373
Enauta Participacoes SA	89,120	299,427
Eternit SA	38,072	67,780
Even Construtora e Incorporadora SA	150,127	124,306
Ez Tec Empreendimentos e Participacoes SA	95,976	265,201
Fleury SA	149,877	467,161
Fras-Le SA	49,820	93,363
Gafisa SA (a)	310,709	63,574
Grupo De Mona Soma SA	267,302	470,256
Grupo SBF SA	53,874	195,018
Guararapes Confeccoes SA	109,227	141,613
Hidrovias do Brasil SA (a)	207,169	89,532
Hospital Mater Dei SA	79,774	116,394
Iguatemi SA	186,808	642,644
Infracommerce CXAAS SA (a)	105,401	90,296
Instituto Hermes Pardini SA	52,237	199,680
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	60,544	286,080
International Meal Co. Alimentacao SA Class A (a)	423,782	130,471
Iochpe Maxion SA	31,802	95,538
Irani Papel e Embalagem SA	113,929	145,313
IRB Brasil Resseguros SA (a)	685,816	266,224
Jalles Machado SA	113,796	166,686
JHSF Participacoes SA	295,455	329,385
JSL SA	107,865	105,607
Kepler Weber SA	40,314	112,783
Kora Saude Participacoes SA (a)	57,100	39,308
Lavvi Empreendimentos Imobiliarios Ltda	166,949	147,492
Light SA	122,081	134,934
LOG Commercial Properties e Participacoes SA	67,729	236,623

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Log-in Logistica Intermodal SA (a)	4,816	$27,941
Lojas Quero Quero S/A	137,401	149,764
Mahle-Metal Leve SA	14,481	64,216
Marisa Lojas SA (a)	206,871	68,041
Meliuz SA (a)(c)	229,718	47,442
Mills Estruturas e Servicos de Engenharia SA	139,492	156,045
Minerva SA	76,210	193,387
Mitre Realty Empreendimentos E Participacoes LTDA (c)	109,316	86,542
Moura Dubeux Engenharia S/A (a)	103,074	101,311
Movida Participacoes SA	138,466	345,539
MPM Corporeos SA	144,931	58,477
MRV Engenharia e Participacoes SA	186,521	278,563
Multilaser Industrial SA	43,400	32,865
Neogrid Participacoes SA	160,145	55,123
Nexa Resources SA (b)	17,973	108,018
Odontoprev SA	226,530	405,025
Oi SA (a)	3,654,426	391,337
Omega Energia SA (a)	199,987	458,909
Oncoclinicas do Brasil Servicos Medicos SA (a)	61,600	53,714
Orizon Valorizacao de Residuos SA (a)	42,895	230,165
Pet Center Comercio e Participacoes SA	208,938	396,744
Petroreconcavo SA	102,563	502,867
Portobello SA	50,182	61,031
Positivo Tecnologia SA	61,006	64,746
Qualicorp Consultoria e Corretora de Seguros SA	152,556	325,273
Raizen SA	804,122	705,795
Randon SA Implementos e Participacoes Preference Shares	110,129	197,537
Romi SA	35,498	81,457
Santos Brasil Participacoes SA	462,712	576,902
Schulz SA Preference Shares	209,641	172,381
Sequoia Logistica e Transportes SA (a)	42,000	43,932
Sinqia SA	59,485	180,180
SLC Agricola SA	80,441	678,821
Tegma Gestao Logistica SA	47,508	124,551
Tupy SA	67,185	285,598
Unipar Carbocloro SA	6,173	99,581
Unipar Carbocloro SA Class B, Preference Shares	32,123	559,594
Vasta Platform, Ltd. (a)(b)	12,197	58,180
Vinci Partners Investments, Ltd. Class A (b)	27,908	298,616
Vitru, Ltd. (a)(b)	3,596	62,858
Vivara Participacoes SA	79,059	332,294
Vulcabras Azaleia SA	127,213	248,614
Security Description	Shares	Value
Wilson Sons Holdings Brasil SA	105,498	$157,356
Wiz Solucoes e Corretagem de Seguros SA	94,199	142,124
YDUQS Participacoes SA	205,526	513,673
		29,370,918
BRITISH VIRGIN ISLANDS — 0.0% (d)
SF Real Estate Investment Trust (b)	407,000	178,942
CHILE — 0.6%
Aguas Andinas SA Class A	2,673,099	421,280
Embotelladora Andina SA Class B, Preference Shares	376,305	657,765
Empresa Nacional de Telecomunicaciones SA	78,293	239,760
Engie Energia Chile SA	192,067	73,189
Grupo Security SA	491,524	67,637
Hortifrut SA	162,669	148,045
Inversiones Aguas Metropolitanas SA	293,912	100,233
Inversiones La Construccion SA	14,845	44,144
Parque Arauco SA	641,182	489,682
Ripley Corp. SA	454,494	70,338
Salfacorp SA	83,671	20,926
SMU SA	904,622	84,006
Sociedad Matriz SAAM SA	2,281,700	133,853
SONDA SA	228,656	67,069
Vina Concha y Toro SA	593,293	794,760
		3,412,687
CHINA — 14.4%
111, Inc. (a)(b)	14,900	30,694
361 Degrees International, Ltd. (a)	489,000	264,225
5I5J Holding Group Co., Ltd. Class A	161,490	69,373
9F, Inc. ADR (a)	89,937	79,145
Advanced Technology & Materials Co., Ltd. Class A	47,800	63,598
Aerospace Hi-Tech Holdings Grp, Ltd. Class A	36,538	49,541
AK Medical Holdings, Ltd. (b)(c)	454,739	340,752
Allmed Medical Products Co., Ltd. Class A	48,500	91,296
Alpha Group Class A (a)	116,100	81,219
Anhui Construction Engineering Group Co., Ltd. Class A	249,900	268,381
Anhui Expressway Co., Ltd. Class A	93,400	104,069
Anhui Expressway Co., Ltd. Class H	268,000	216,533
Anhui Genuine New Materials Co., Ltd. Class A	15,680	30,077
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	90,040	75,344

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	39,040	$66,851
Antengene Corp., Ltd. (a)(b)(c)	411,580	369,779
Archermind Technology Nanjing Co., Ltd. Class A	10,600	65,284
Archosaur Games, Inc. (a)(b)(c)	137,000	98,294
Ascentage Pharma Group International (a)(b)(c)	129,419	351,299
Ascletis Pharma, Inc. (a)(c)	273,000	131,856
Asia Cement China Holdings Corp.	528,270	289,483
Asia Cuanon Technology Shanghai Co., Ltd. Class A	34,365	59,768
Asiainfo Technologies, Ltd. (b)(c)	249,114	429,214
Austar Lifesciences, Ltd. (a)	55,000	17,593
BAIOO Family Interactive, Ltd. (a)(c)	1,650,901	136,752
Bairong, Inc. (a)(b)(c)	206,365	258,254
Baozun, Inc. ADR (a)(b)	46,229	505,745
BC Technology Group, Ltd. (a)(b)	153,026	74,105
Bear Electric Appliance Co., Ltd. Class A	13,345	124,071
Beibuwan Port Co., Ltd. Class A	121,400	140,518
Beijing Airdoc Technology Co., Ltd. (a)(c)	20,500	43,890
Beijing Aosaikang Pharmaceutical Co., Ltd. Class A	52,800	74,661
Beijing Bohui Innovation Biotechnology Group Co., Ltd. Class A (a)	70,800	69,066
Beijing Capital Development Co., Ltd. Class A	292,600	214,293
Beijing Career International Co., Ltd. Class A	9,100	70,433
Beijing Certificate Authority Co., Ltd. Class A	13,200	49,223
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (b)	92,500	158,667
Beijing Ctrowell Technology Corp., Ltd. Class A	36,600	46,786
Beijing Funshine Culture Media Co., Ltd. Class A	15,520	109,336
Beijing Jetsen Technology Co., Ltd. Class A (a)	126,500	103,778
Beijing North Star Co., Ltd. Class A	1,003,700	350,326
Beijing Orient Landscape & Environment Co., Ltd. Class A (a)	416,200	149,614
Security Description	Shares	Value
Beijing Orient National Communication Science & Technology Co., Ltd. Class A (a)	65,600	$90,217
Beijing SL Pharmaceutical Co., Ltd. Class A	71,100	102,977
Beijing Strong Biotechnologies, Inc. Class A	43,100	111,154
Beijing SuperMap Software Co., Ltd. Class A	16,700	48,674
Beijing Ultrapower Software Co., Ltd. Class A	78,800	48,543
Beijing VRV Software Corp., Ltd. Class A	68,500	47,205
Beijing Watertek Information Technology Co., Ltd. Class A (a)	78,900	40,249
Beijing Zhong Ke San Huan High-Tech Co., Ltd. Class A	40,300	112,890
Beken Corp. Class A	9,000	53,657
Berry Genomics Co., Ltd. Class A (a)	29,400	62,885
BEST, Inc. (a)(b)	27,041	31,908
Bestway Marine & Energy Technology Co., Ltd. Class A (a)	115,500	70,290
Better Life Commercial Chain Share Co., Ltd. Class A	68,800	71,117
Binjiang Service Group Co., Ltd. (b)	58,284	181,233
Bit Digital, Inc. (a)(b)	31,471	41,227
BIT Mining, Ltd. ADR (a)	28,475	17,657
Black Peony Group Co., Ltd. Class A	84,500	111,294
Boshiwa International Holding, Ltd. (a)(b)(e)	1,843,000	—
B-Soft Co., Ltd. Class A	118,300	127,049
C&D Property Management Group Co., Ltd.	81,000	42,322
Canaan, Inc. (a)(b)	90,043	289,938
Cango, Inc. ADR (b)	54,318	122,215
Cangzhou Mingzhu Plastic Co., Ltd. Class A	92,500	85,819
Canny Elevator Co., Ltd. Class A	31,800	35,432
Cathay Media And Education Group, Inc. (b)(c)	198,000	31,036
Cayman Engley Industrial Co., Ltd.	77,313	148,211
Central China Management Co., Ltd.	658,000	98,109
CETC Digital Technology Co., Ltd. Class A	26,830	74,677
CETC Potevio Science&Technology Co., Ltd. Class A	25,777	87,472
CGN Mining Co., Ltd. (a)(b)	1,800,004	167,454

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
CGN Nuclear Technology Development Co., Ltd. Class A	46,300	$62,500
Changsha Broad Homes Industrial Group Co., Ltd. Class H (a)(b)(c)	78,000	96,420
Chanjet Information Technology Co., Ltd. Class H (a)	6,800	6,153
Chaoju Eye Care Holdings, Ltd.	76,000	46,005
Cheerwin Group, Ltd. (b)(c)	510,970	155,630
ChemPartner PharmaTech Co., Ltd. Class A (a)	28,700	48,289
Chengdu ALD Aviation Manufacturing Corp. Class A	18,480	121,147
Chengdu Wintrue Holding Co., Ltd. Class A	50,000	119,254
Chenguang Biotech Group Co., Ltd. Class A	18,900	43,894
China Aircraft Leasing Group Holdings, Ltd. (b)	140,000	89,742
China Animal Healthcare, Ltd. (e)	1,059,700	—
China Aoyuan Group, Ltd. (b)(e)	538,000	60,677
China BlueChemical, Ltd. Class H	1,818,000	523,602
China CAMC Engineering Co., Ltd. Class A	188,000	245,088
China Conch Environment Protection Holdings, Ltd. (a)	924,000	642,930
China Datang Corp. Renewable Power Co., Ltd. Class H	1,792,343	609,862
China Design Group Co., Ltd. Class A	31,320	44,615
China Dongxiang Group Co., Ltd.	608,000	34,480
China Everbright, Ltd. (b)	630,902	593,359
China Express Airlines Co., Ltd. Class A	106,400	186,798
China Fangda Group Co., Ltd. Class B	347,865	98,415
China Foods, Ltd.	722,000	255,789
China Forestry Holdings Co., Ltd. (a)(b)(e)	1,642,000	—
China Hanking Holdings, Ltd.	799,891	125,382
China Harmony Auto Holding, Ltd.	497,000	225,479
China Harzone Industry Corp., Ltd. Class A	45,300	51,083
China High Speed Railway Technology Co., Ltd. Class A (a)	189,000	70,478
China Hongxing Sports, Ltd. (a)(b)(e)	4,053,000	—
China Isotope & Radiation Corp.	78,603	190,323
Security Description	Shares	Value
China Kings Resources Group Co., Ltd. Class A	10,570	$64,500
China Leadshine Technology Co., Ltd. Class A	22,900	69,750
China Lilang, Ltd.	161,000	80,018
China Meheco Co., Ltd. Class A	58,900	130,202
China Modern Dairy Holdings, Ltd. (b)	3,514,791	528,543
China New Higher Education Group, Ltd. (b)(c)	910,093	311,987
China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd. Class A (a)	73,700	53,097
China Nonferrous Mining Corp., Ltd.	932,746	430,300
China Oriental Group Co., Ltd.	1,188,882	289,382
China Publishing & Media Co., Ltd. Class A	110,900	79,732
China Railway Tielong Container Logistics Co., Ltd. Class A	56,800	45,242
China Rare Earth Holdings, Ltd. (a)(b)	860,400	63,596
China Renaissance Holdings, Ltd. (c)	178,940	224,389
China Resources Medical Holdings Co., Ltd.	303,000	196,158
China Sanjiang Fine Chemicals Co., Ltd. (b)	742,097	141,857
China SCE Group Holdings, Ltd. (b)	1,111,307	152,953
China Shengmu Organic Milk, Ltd. (a)(c)	2,298,000	118,605
China Shineway Pharmaceutical Group, Ltd.	426,138	364,395
China Shuifa Singyes Energy Holdings, Ltd. (b)	546,132	89,085
China Silver Group, Ltd. (a)	614,000	34,820
China South City Holdings, Ltd. (b)	1,828,000	153,751
China Testing & Certification International Group Co., Ltd. Class A	41,384	74,383
China Tianying, Inc. Class A	263,200	206,110
China Travel International Investment Hong Kong, Ltd. (a)(b)	882,000	184,337
China Water Affairs Group, Ltd.	849,357	790,155
China West Construction Group Co., Ltd. Class A	81,900	94,798
China XLX Fertiliser, Ltd.	351,118	268,027
China Yuhua Education Corp., Ltd. (b)(c)	1,404,653	248,819
China Yurun Food Group, Ltd. (a)(b)	1,009,000	83,580

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
China ZhengTong Auto Services Holdings, Ltd. (a)	1,484,385	$113,500
China Zhongwang Holdings, Ltd. (a)(b)(e)	346,000	37,039
Chlitina Holding, Ltd.	82,417	537,740
Chongqing Department Store Co., Ltd. Class A	19,900	64,026
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	37,368	64,712
Chongqing Gas Group Corp., Ltd. Class A	63,200	68,062
Chongqing Zaisheng Technology Corp., Ltd. Class A	47,880	45,422
Chongqing Zongshen Power Machinery Co., Ltd. Class A	37,500	35,407
Chongyi Zhangyuan Tungsten Industry Co., Ltd. Class A	53,900	64,961
CITIC Resources Holdings, Ltd.	804,000	53,279
CITIC Telecom International Holdings, Ltd.	2,636,287	873,505
Client Service International, Inc. Class A	23,550	54,377
Clover Biopharmaceuticals, Ltd. (a)(b)	179,000	89,649
CMGE Technology Group, Ltd. (a)(b)	1,207,338	355,418
CMST Development Co., Ltd. Class A	120,800	102,526
CNFinance Holdings, Ltd. (a)(b)	1	4
COFCO Joycome Foods., Ltd.	1,918,236	928,934
Cogobuy Group (a)(b)(c)	468,000	136,578
Confidence Intelligence Holdings, Ltd. (a)(b)	36,829	133,762
CPMC Holdings, Ltd.	499,000	216,211
CPT Technology Group Co., Ltd. Class A (a)	244,700	78,474
CQ Pharmaceutical Holding Co., Ltd. Class A	68,800	51,311
CSG Smart Science&Technology Co., Ltd. Class A (a)	40,600	48,811
CSSC Hong Kong Shipping Co., Ltd. (b)	1,466,321	263,480
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	106,200	69,224
Dare Power Dekor Home Co., Ltd. Class A	34,900	47,736
Datang Group Holdings, Ltd. (a)(b)	182,244	81,055
Dazhong Transportation Group Co., Ltd. Class B	312,235	83,991
Dazzle Fashion Co., Ltd. Class A	18,480	43,690
Security Description	Shares	Value
DBG Technology Co., Ltd. Class A	56,400	$87,912
Deppon Logistics Co., Ltd. Class A	57,700	115,586
Dexin China Holdings Co., Ltd. (b)	176,000	61,007
Digital China Group Co., Ltd. Class A	40,400	91,717
Dongfang Electronics Co., Ltd. Class A (a)	60,200	59,803
Dongguan Aohai Technology Co., Ltd. Class A	17,900	110,964
Dongguan Development Holdings Co., Ltd. Class A	64,300	98,308
Dongjiang Environmental Co., Ltd. Class A	131,000	120,953
Dongwu Cement International, Ltd.	176,930	103,268
DouYu International Holdings, Ltd. ADR (a)(b)	138,509	166,211
Dynagreen Environmental Protection Group Co., Ltd. Class A	51,400	60,031
Dynagreen Environmental Protection Group Co., Ltd. Class H (b)	656,058	274,230
Eastern Communications Co., Ltd. Class A	55,500	93,132
Eastern Communications Co., Ltd. Class B	109,400	47,151
Ebang International Holdings, Inc. Class A (a)(b)	73,590	29,510
Edan Instruments, Inc. Class A	54,400	83,172
Edvantage Group Holdings, Ltd.	481,798	162,094
EEKA Fashion Holdings, Ltd. (b)	230,604	374,400
E-House China Enterprise Holdings, Ltd. (a)(b)	646,800	82,427
EIT Environmental Development Group Co., Ltd. Class A	19,800	51,359
Essex Bio-technology, Ltd.	418,612	208,054
E-Star Commercial Management Co., Ltd.	243,991	63,742
Eternal Asia Supply Chain Management, Ltd. Class A	136,500	146,798
EVA Precision Industrial Holdings, Ltd. (b)	1,009,189	189,055
Excellence Commercial Property & Facilities Management Group, Ltd. (b)	333,784	167,595
Fanhua, Inc. ADR (b)	30,768	159,071
FAWER Automotive Parts Co., Ltd. Class A	128,200	104,790
Feitian Technologies Co., Ltd. Class A (a)	16,300	27,401
FIH Mobile, Ltd. (a)	3,161,198	451,200

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
FinVolution Group ADR	108,011	$513,052
Fire Rock Holdings, Ltd. (a)(b)	958,700	68,418
Fosun Tourism Group (a)(b)(c)	256,193	434,228
FriendTimes, Inc.	262,000	39,733
Fufeng Group, Ltd.	451,000	289,097
Fujian Boss Software Development Co., Ltd. Class A	14,840	47,480
Fulongma Group Co., Ltd. Class A	26,780	39,626
Ganglong China Property Group, Ltd.	602,992	348,104
Gaotu Techedu, Inc. (a)(b)	107,602	210,900
Genertec Universal Medical Group Co., Ltd. (c)	1,032,636	630,350
Genetron Holdings, Ltd. ADR (a)(b)	22,400	38,080
Genimous Technology Co., Ltd. Class A (a)	93,560	77,592
Genor Biopharma Holdings, Ltd. (a)(b)(c)	169,000	92,178
Getein Biotech, Inc. Class A	60,350	128,366
Global New Material International Holdings, Ltd. (b)	540,000	289,029
GoldenHome Living Co., Ltd. Class A	10,192	47,067
Goldenmax International Technology, Ltd. Class A	25,100	33,808
Greatview Aseptic Packaging Co., Ltd.	695,725	139,199
Greentown Management Holdings Co., Ltd. (b)(c)	648,904	501,132
Guangdong Advertising Group Co., Ltd. Class A	133,500	98,171
Guangdong Aofei Data Technology Co., Ltd. Class A	62,340	106,470
Guangdong Dongfang Precision Science & Technology Co., Ltd. Class A (a)	107,700	83,536
Guangdong Great River Smarter Logistics Co., Ltd. Class A	37,300	109,994
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	119,700	76,239
Guangdong Hybribio Biotech Co., Ltd. Class A	31,350	99,977
Guangdong Sirio Pharma Co., Ltd. Class A	13,500	62,867
Guangdong South New Media Co., Ltd. Class A	12,800	72,227
Guangdong Topstar Technology Co., Ltd. Class A	19,200	37,860
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	34,400	74,452
Security Description	Shares	Value
Guanglian Aviation Industry Co., Ltd. Class A	14,900	$59,340
Guangxi Liugong Machinery Co., Ltd. Class A	98,820	95,957
Guangzhou Hi-Target Navigation Tech Co., Ltd. Class A	38,700	46,700
Guangzhou Jet Biofiltration Co., Ltd. Class A	11,921	81,830
Guangzhou KDT Machinery Co., Ltd. Class A	22,260	55,383
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A (a)	72,600	83,275
Guocheng Mining Co., Ltd. Class A (a)	54,100	126,612
Haichang Ocean Park Holdings, Ltd. (a)(b)(c)	1,088,789	1,104,475
Hainan Development Holdings Nanhai Co., Ltd. Class A (a)	47,500	101,105
Hainan Meilan International Airport Co., Ltd. Class H (a)	121,940	358,969
Hainan Strait Shipping Co., Ltd. Class A	143,700	121,961
Haitong UniTrust International Leasing Co., Ltd. Class H (b)(c)	310,000	33,580
Hand Enterprise Solutions Co., Ltd. Class A (a)	100,600	135,200
Hangxiao Steel Structure Co., Ltd. Class A (a)	230,300	163,514
Hangzhou Electronic Soul Network Technology Co., Ltd. Class A	26,900	81,251
Hangzhou Haoyue Personal Care Co., Ltd. Class A	11,500	66,693
Hangzhou Onechance Tech Corp. Class A	13,800	66,569
Hangzhou Shunwang Technology Co., Ltd. Class A	73,700	159,070
Hangzhou Steam Turbine Co., Ltd. Class B	215,520	310,360
Harbin Electric Co., Ltd. Class H (a)(b)	414,000	120,291
HBIS Resources Co., Ltd. Class A	42,000	85,388
HBM Holdings, Ltd. (a)(b)(c)	501,842	260,292
Healthcare Co., Ltd. Class A	41,000	73,387
Henan Jindan Lactic Acid Technology Co., Ltd. Class A	12,600	60,931
Henan Lingrui Pharmaceutical Co. Class A	39,600	74,012
Henan Thinker Automatic Equipment Co., Ltd. Class A	51,760	103,378
Henan Yicheng New Energy Co., Ltd. Class A (a)	66,300	49,644
Henan Yuguang Gold & Lead Co., Ltd. Class A	67,600	53,139

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Henan Yuneng Holdings Co., Ltd. Class A (a)	84,800	$84,114
Hexing Electrical Co., Ltd. Class A	49,500	112,376
Holitech Technology Co., Ltd. Class A (a)	291,300	136,000
Hollysys Automation Technologies, Ltd.	51,070	755,836
Homeland Interactive Technology, Ltd. (a)	210,000	37,467
Hong Kong Aerospace Technology Group, Ltd. (a)(b)	36,438	82,749
Hongli Zhihui Group Co., Ltd. Class A (a)	48,200	62,549
Hope Education Group Co., Ltd. (b)(c)	3,546,597	293,781
Hua Medicine (a)(c)	578,898	274,438
Huafon Microfibre Shanghai Technology Co., Ltd. (a)	80,500	48,150
Huafu Fashion Co., Ltd. Class A	85,500	48,207
Huangshan Tourism Development Co., Ltd. Class B	413,061	327,144
Huapont Life Sciences Co., Ltd. Class A	94,600	78,737
Huazhong In-Vehicle Holdings Co., Ltd. (b)	351,687	117,872
Huijing Holdings Co., Ltd. (b)	1,096,068	250,029
Hunan Er-Kang Pharmaceutical Co., Ltd. Class A (a)	157,900	81,727
Hunan TV & Broadcast Intermediary Co., Ltd. Class A (a)	143,600	113,737
iClick Interactive Asia Group, Ltd. ADR (a)(b)	45,840	30,800
iDreamSky Technology Holdings, Ltd. (a)(b)(c)	611,680	452,118
IKD Co., Ltd. Class A	70,500	172,249
Immunotech Biopharm, Ltd. (a)(b)	244,109	165,810
INESA Intelligent Tech, Inc. Class B	147,700	71,782
Inke, Ltd. (a)	1,367,494	243,979
Innuovo Technology Co., Ltd. Class A (a)	55,800	64,088
Intron Technology Holdings, Ltd.	255,172	190,234
IReader Technology Co., Ltd. Class A	30,800	73,966
Jacobio Pharmaceuticals Group Co., Ltd. (a)(b)(c)	311,590	242,221
Jade Bird Fire Co., Ltd. Class A	30,160	123,219
Jh Educational Technology, Inc. (a)(b)	396,000	200,853
Jiajiayue Group Co., Ltd. Class A (a)	41,100	87,298
Security Description	Shares	Value
Jiangshan Oupai Door Industry Co., Ltd. Class A	9,200	$99,119
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	260,700	160,988
Jiangsu Canlon Building Materials Co., Ltd. Class A	23,600	49,283
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd. Class A	211,700	143,045
Jiangsu Lihua Animal Husbandry Stock Co., Ltd. Class A (a)	27,300	161,865
Jiangsu ToLand Alloy Co., Ltd. Class A	17,400	108,461
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd. Class A	159,960	126,218
Jiangxi Fushine Pharmaceutical Co., Ltd. Class A	31,600	63,349
Jiangxi Huangshanghuang Group Food Co., Ltd. Class A	45,800	84,506
Jiangxi Xinyu Guoke Technology Co., Ltd. Class A	15,480	72,018
Jiangyin Hengrun Heavy Industries Co., Ltd. Class A	16,380	68,753
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd. Class A	57,100	52,891
Jinchuan Group International Resources Co., Ltd. (b)	2,152,000	282,474
Jingrui Holdings, Ltd. (a)	428,000	32,181
JinkoSolar Holding Co., Ltd. ADR (a)(b)	29,172	2,018,119
Jinlei Technology Co., Ltd. Class A (a)	16,300	110,819
Jinneng Holding Shanxi Electric Power Co., Ltd. Class A (a)	185,600	103,262
Jiuzhitang Co., Ltd. Class A	61,500	83,478
JNBY Design, Ltd.	183,770	210,071
Jointo Energy Investment Co., Ltd. Hebei Class A (a)	60,400	38,019
Jushri Technologies, Inc. Class A	35,123	58,310
JW Cayman Therapeutics Co., Ltd. (a)(b)(c)	197,850	204,230
Kama Co., Ltd. Class B (a)	147,100	75,756
Kandi Technologies Group, Inc. (a)(b)	60,989	146,374
Kangji Medical Holdings, Ltd. (b)	345,069	342,565
Keeson Technology Corp., Ltd. Class A	15,724	31,686
Keymed Biosciences, Inc. (a)(c)	149,500	628,716
Koolearn Technology Holding, Ltd. (a)(b)(c)	385,137	924,688

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
KPC Pharmaceuticals, Inc. Class A	35,800	$64,880
Kunming Yunnei Power Co., Ltd. Class A	163,700	73,985
KWG Living Group Holdings, Ltd. (b)	835,203	260,770
Leading Holdings Group, Ltd. (a)(b)	156,193	12,142
Lemtech Holdings Co., Ltd.	29,336	99,650
LexinFintech Holdings, Ltd. ADR (a)	61,128	136,315
Lizhong Sitong Light Alloys Group Co., Ltd. Class A	23,500	115,849
Longhua Technology Group Luoyang Co., Ltd. Class A	50,000	66,824
Lonking Holdings, Ltd.	802,000	194,190
Lu Thai Textile Co., Ltd. Class B	44,743	24,233
Luokung Technology Corp. (a)	200,861	80,324
Luolai Lifestyle Technology Co., Ltd. Class A	54,000	106,080
Luoniushan Co., Ltd. Class A (a)	59,400	60,426
Luoxin Pharmaceuticals Group Stock Co., Ltd. Class A	72,500	86,189
Luoyang Glass Co., Ltd. Class A (a)	40,400	150,772
Luoyang Glass Co., Ltd. Class H (a)(b)	167,261	313,763
Lushang Health Industry Development Co., Ltd. Class A	47,800	74,721
Luye Pharma Group, Ltd. (a)(b)(c)	1,577,721	518,739
Maoyan Entertainment (a)(b)(c)	340,396	347,035
Markor International Home Furnishings Co., Ltd. Class A (a)	126,100	57,556
Maxvision Technology Corp. Class A	23,100	97,131
Meitu, Inc. (a)(b)(c)	2,101,598	278,536
Mobvista, Inc. (a)(b)(c)	355,399	236,874
Monalisa Group Co., Ltd. Class A	23,800	66,456
Morimatsu International Holdings Co., Ltd. (a)	67,000	63,184
Mulsanne Group Holding, Ltd. (a)(b)(c)	107,000	53,589
Nam Tai Property, Inc. (a)(b)	15,965	67,213
Nanjing Chervon Auto Precision Technology Co., Ltd. Class A	12,400	45,111
Nanjing Sample Technology Co., Ltd. Class H (a)	34,500	16,927
Nanjing Yunhai Special Metals Co., Ltd. Class A	15,500	57,985
National Agricultural Holdings, Ltd. (a)(b)(e)	396,000	—
Security Description	Shares	Value
NetDragon Websoft Holdings, Ltd.	194,000	$417,324
Netjoy Holdings, Ltd. (b)	472,752	115,673
New Hope Dairy Co., Ltd. Class A	44,100	85,448
Newborn Town, Inc. (a)(b)	429,315	157,568
Ningbo Huaxiang Electronic Co., Ltd. Class A	23,700	56,632
Niu Technologies ADR (a)	34,967	300,716
North Huajin Chemical Industries Co., Ltd. Class A	78,300	69,141
Northking Information Technology Co., Ltd. Class A	32,120	94,910
Oceanwide Holdings Co., Ltd. Class A (a)	751,400	170,360
Ocumension Therapeutics (a)(b)(c)	228,064	408,059
Olympic Circuit Technology Co., Ltd.	26,470	68,305
OneConnect Financial Technology Co., Ltd. (a)	71,285	121,897
Orient Group, Inc. Class A (a)	423,200	178,643
Ourpalm Co., Ltd. Class A (a)	160,100	79,761
PhiChem Corp. Class A	25,900	88,314
Powerlong Commercial Management Holdings, Ltd. (b)	96,000	65,085
Pujiang International Group, Ltd.	130,000	50,198
Q Technology Group Co., Ltd. (a)(b)	381,137	262,285
Qingdao East Steel Tower Stock Co., Ltd. Class A	54,600	92,680
Qingdao Eastsoft Communication Technology Co., Ltd. Class A	14,700	32,429
Qingdao Gon Technology Co., Ltd. Class A	16,400	62,819
Qingdao Hiron Commercial Cold Chain Co., Ltd. Class A	19,600	106,855
Qingling Motors Co., Ltd. Class H	1,532,528	257,799
Qinhuangdao Port Co., Ltd. Class A	629,900	265,896
Qudian, Inc. ADR (a)(b)	85,765	94,341
Redco Properties Group, Ltd. (a)(b)(c)	300,000	76,845
Redsun Properties Group, Ltd. (b)	1,167,427	382,351
ReneSola, Ltd. ADR (a)	37,298	177,165
Renhe Pharmacy Co., Ltd. Class A	47,500	45,203
Renrui Human Resources Technology Holdings, Ltd. (b)	58,200	44,798
Rianlon Corp. Class A	9,300	61,189
Richinfo Technology Co., Ltd. Class A	18,100	34,287

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Ronshine China Holdings, Ltd. (a)(b)	576,466	$143,254
Ruida Futures Co., Ltd. Class A	24,000	64,580
Sanxun Holdings Group, Ltd. (a)	122,000	10,572
SciClone Pharmaceuticals Holdings, Ltd. (b)(c)	74,980	83,131
SGIS Songshan Co., Ltd. Class A	128,100	66,876
Shaanxi Construction Machinery Co., Ltd. Class A	79,970	77,296
Shandong Fengxiang Co., Ltd. Class H	204,000	29,897
Shandong Hi-Speed Road & Bridge Co., Ltd. Class A	95,100	137,028
Shandong Jincheng Pharmaceutical Group Co., Ltd. Class A	16,200	68,940
Shandong Longda Meishi Co, Ltd. Class A (a)	43,900	69,803
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	178,900	109,674
Shandong Molong Petroleum Machinery Co., Ltd. Class H (a)	139,492	56,885
Shandong Publishing & Media Co., Ltd. Class A	181,500	175,701
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	50,210	206,181
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A (a)	63,500	88,750
Shang Gong Group Co., Ltd. Class B (a)	167,100	63,331
Shanghai 2345 Network Holding Group Co., Ltd. Class A	322,400	108,201
Shanghai AJ Group Co., Ltd. Class A	88,300	78,103
Shanghai AtHub Co., Ltd. Class A	17,800	71,288
Shanghai Baolong Automotive Corp. Class A	22,000	161,418
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	365,900	274,791
Shanghai Daimay Automotive Interior Co., Ltd. Class A	65,370	127,830
Shanghai Environment Group Co., Ltd. Class A	48,200	73,046
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	31,505	90,414
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class A	79,372	120,167
Security Description	Shares	Value
Shanghai Ganglian E-Commerce Holdings Co., Ltd. Class A	15,876	$53,637
Shanghai Gench Education Group, Ltd.	118,500	50,741
Shanghai Haixin Group Co. Class B	646,808	203,098
Shanghai Hanbell Precise Machinery Co., Ltd. Class A	25,900	89,821
Shanghai HeartCare Medical Technology Corp., Ltd. Class H (a)(c)	18,400	85,470
Shanghai Highly Group Co., Ltd. Class B	185,791	94,010
Shanghai Industrial Holdings, Ltd.	253,062	365,712
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	86,900	66,044
Shanghai Jinjiang International Travel Co., Ltd. Class B	33,700	50,382
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	107,100	217,101
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	83,400	85,151
Shanghai Kindly Medical Instruments Co., Ltd. Class H	33,000	94,623
Shanghai Kinetic Medical Co., Ltd. Class A	62,900	77,497
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	240,900	144,058
Shanghai Maling Aquarius Co., Ltd. Class A	38,000	45,175
Shanghai Moons' Electric Co., Ltd. Class A	54,000	171,000
Shanghai New Power Automotive Technology Co., Ltd. Class B	388,660	199,383
Shanghai Pret Composites Co., Ltd. Class A	45,720	98,748
Shanghai Pudong Construction Co., Ltd. Class A	131,325	145,151
Shanghai Runda Medical Technology Co., Ltd. Class A	32,300	47,456
Shanghai Shibei Hi-Tech Co., Ltd. Class B	182,600	52,589
Shanghai Tongji Science & Technology Industrial Co., Ltd. Class A	41,000	48,313
Shanghai Yaoji Technology Co., Ltd. Class A	36,600	90,897
Shanxi Blue Flame Holding Co., Ltd. Class A	63,400	98,823

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Shengda Resources Co., Ltd. Class A (a)	36,000	$60,571
Shengyuan Environmental Protection Co., Ltd. Class A	21,100	65,841
Shenyang Xingqi Pharmaceutical Co., Ltd. Class A	6,300	144,076
Shenzhen Center Power Tech Co., Ltd. Class A	14,300	37,135
Shenzhen Cereals Holdings Co., Ltd. Class A	90,765	104,382
Shenzhen Colibri Technologies Co., Ltd. Class A	26,800	65,359
Shenzhen Das Intellitech Co., Ltd. Class A (a)	86,093	43,020
Shenzhen Desay Battery Technology Co. Class A	15,525	104,439
Shenzhen Envicool Technology Co., Ltd. Class A	20,620	76,092
Shenzhen FRD Science & Technology Co., Ltd.	33,500	81,949
Shenzhen Infogem Technologies Co., Ltd. Class A	42,700	69,997
Shenzhen Jieshun Science And Technology Industry Co., Ltd. Class A	29,000	33,437
Shenzhen Jufei Optoelectronics Co., Ltd. Class A	78,800	56,418
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	48,400	74,937
Shenzhen Laibao Hi-tech Co., Ltd. Class A	31,800	38,800
Shenzhen Leaguer Co., Ltd. Class A	86,300	124,220
Shenzhen Microgate Technology Co., Ltd. Class A	34,100	46,896
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	131,295	71,286
Shenzhen New Nanshan Holding Group Co., Ltd. Class A	240,000	148,206
Shenzhen Rongda Photosensitive & Technology Co., Ltd. Class A	16,580	69,024
Shenzhen Sunline Tech Co., Ltd. Class A	41,100	59,220
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	52,000	99,359
Shenzhen Tagen Group Co., Ltd. Class A	161,900	166,387
Shenzhen Yan Tian Port Holding Co., Ltd. Class A	168,600	131,023
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (a)	62,300	48,694
Shenzhen Ysstech Info-tech Co., Ltd. Class A	35,000	48,865
Security Description	Shares	Value
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	89,800	$80,368
Shoucheng Holdings, Ltd. (b)	2,924,895	439,837
Shougang Fushan Resources Group, Ltd.	2,725,718	1,132,394
Shui On Land, Ltd.	1,369,000	184,930
Sichuan Chengfei Integration Technology Corp. Class A	23,500	95,343
Sichuan Expressway Co., Ltd. Class A	514,010	303,613
Sichuan Haite High-tech Co., Ltd. Class A (a)	32,700	49,897
Sichuan Lutianhua Co., Ltd. Class A (a)	62,600	49,022
Sinic Holdings Group Co., Ltd. Class H (b)	347,921	22,169
Sinofert Holdings, Ltd. (b)	1,422,000	208,399
Sino-Ocean Group Holding, Ltd.	3,010,447	510,249
Sino-Ocean Service Holding, Ltd. (c)	156,000	61,231
Sinoseal Holding Co., Ltd. Class A	15,400	81,064
Sinosteel Engineering & Technology Co., Ltd. Class A	58,300	54,524
Sinovac Biotech, Ltd. (a)(b)	67,578	437,230
Skyworth Digital Co., Ltd. Class A	51,400	124,279
Sobute New Materials Co., Ltd.	29,400	111,782
Sohu.com, Ltd. ADR (a)(b)	16,677	276,338
Sonoscape Medical Corp. Class A (a)	17,400	77,939
SOS, Ltd. (a)(b)	109,900	20,969
South Manganese Investment, Ltd. (a)(b)	776,139	86,051
STO Express Co., Ltd. Class A (a)	142,800	253,897
Strawbear Entertainment Group (a)	122,000	43,688
Streamax Technology Co., Ltd. Class A	13,500	56,886
Sun King Technology Group, Ltd. (a)(b)	699,018	259,227
Sunflower Pharmaceutical Group Co., Ltd. Class A	36,800	85,849
Sunjuice Holdings Co., Ltd.	20,917	192,754
Sunkwan Properties Group, Ltd. (a)(b)	824,310	132,361
Sunpower Group, Ltd. (b)	623,200	172,402
Sunward Intelligent Equipment Co., Ltd. Class A (a)	180,625	182,937
Suzhou Anjie Technology Co., Ltd. Class A	55,100	134,541
Suzhou Basecare Medical Corp., Ltd. Class H (a)(c)	130,500	80,659
Suzhou Good-Ark Electronics Co., Ltd. Class A	47,500	105,710

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,100	$44,902
Suzhou TFC Optical Communication Co., Ltd. Class A	11,520	46,515
SY Holdings Group, Ltd. (b)	288,639	216,655
SYoung Group Co., Ltd. Class A (a)	34,900	71,526
Taiji Computer Corp., Ltd. Class A	29,800	85,388
Talkweb Information System Co., Ltd. Class A (a)	81,200	77,637
Tansun Technology Co., Ltd. Class A	36,540	72,653
TCL Electronics Holdings, Ltd.	981,988	464,279
Tech-Bank Food Co., Ltd. Class A (a)	65,200	65,354
Three's Co Media Group Co., Ltd. Class A	5,356	86,385
Tian Lun Gas Holdings, Ltd.	511,765	321,526
Tiangong International Co., Ltd. (b)	1,516,000	546,745
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	202,270	203,048
Tianjin Guangyu Development Co., Ltd. Class A	49,700	96,298
Tianjin Ringpu Bio-Technology Co., Ltd. Class A	13,800	36,002
Tianjin Teda Co., Ltd. Class A	63,300	37,767
Tianli International Holdings, Ltd. (b)	1,123,667	151,790
Times Neighborhood Holdings, Ltd. (b)	143,000	31,345
Tong Ren Tang Technologies Co., Ltd. Class H (b)	413,000	346,844
Tongdao Liepin Group (a)	133,200	167,711
TRS Information Technology Corp., Ltd. Class A	28,500	48,250
Unilumin Group Co., Ltd. Class A	48,540	47,206
United Strength Power Holdings, Ltd. (b)	98,296	122,385
Uxin, Ltd. ADR (a)(b)	129,925	54,568
Vats Liquor Chain Store Management JSC, Ltd. Class A	18,500	121,003
Visionox Technology, Inc. Class A (a)	98,300	98,532
Visual China Group Co., Ltd. Class A	34,800	74,176
Viva Biotech Holdings (a)(b)(c)	748,051	259,298
Wanbangde Pharmaceutical Holding Group Co., Ltd. Class A (a)	60,700	89,816
Wangneng Environment Co., Ltd. Class A	26,000	79,619
Weiqiao Textile Co. Class H	409,819	97,141
Security Description	Shares	Value
Wellhope Foods Co., Ltd. Class A (a)	69,500	$99,831
West China Cement, Ltd.	3,224,761	406,848
Western Region Gold Co., Ltd. Class A	25,500	51,653
Wuhan Fingu Electronic Technology Co., Ltd. Class A	25,900	40,873
Wuxi Boton Technology Co., Ltd. Class A	17,900	42,986
Wuxi Xinje Electric Co., Ltd. Class A	13,365	82,014
X Financial ADR (a)	24,365	65,298
Xiabuxiabu Catering Management China Holdings Co., Ltd. (c)	566,344	309,625
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	70,900	91,583
Xiamen Jihong Technology Co., Ltd. Class A	36,600	72,335
Xilinmen Furniture Co., Ltd. Class A	31,400	171,889
Xinhua Winshare Publishing and Media Co., Ltd. Class H	332,522	236,458
Xinhuanet Co., Ltd. Class A	37,100	94,905
Xinjiang Communications Construction Group Co., Ltd. Class A	27,100	62,655
Xinjiang Xintai Natural Gas Co., Ltd. Class A	19,320	61,555
Xinjiang Xinxin Mining Industry Co., Ltd. Class H (a)	663,724	116,725
YaGuang Technology Group Co., Ltd. Class A (a)	61,900	57,245
Yankershop Food Co., Ltd. Class A	11,500	150,847
Yanlord Land Group, Ltd.	487,949	371,650
Yantai China Pet Foods Co., Ltd. Class A	21,700	82,279
Yantai Zhenghai Bio-tech Co., Ltd.	9,600	80,189
Yantai Zhenghai Magnetic Material Co., Ltd. Class A (a)	40,100	91,514
Yeahka, Ltd. (a)(b)	183,821	520,053
YGSOFT, Inc. Class A	51,522	54,026
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (a)(b)(c)	140,600	129,904
Yincheng International Holding Co., Ltd. (b)	317,628	137,625
Yixin Group, Ltd. (a)(b)(c)	1,036,500	140,015
Yotrio Group Co., Ltd. Class A	174,280	94,624
Youdao, Inc. ADR (a)	22,294	109,686
Youzu Interactive Co., Ltd. Class A (a)	49,500	72,136
Yuexiu Transport Infrastructure, Ltd.	969,013	559,406

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (a)	27,100	$52,226
Yusys Technologies Co., Ltd. Class A	41,200	96,360
Yuzhou Group Holdings Co., Ltd. (b)	1,924,188	114,025
Zall Smart Commerce Group, Ltd. (a)(b)	1,680,000	109,189
ZBOM Home Collection Co., Ltd. Class A	29,200	117,511
Zepp Health Corp. ADR	10,400	19,240
Zhejiang Communications Technology Co., Ltd.	94,600	98,209
Zhejiang Huace Film & Television Co., Ltd. Class A	110,500	82,081
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	17,280	70,932
Zhejiang Jingu Co., Ltd. Class A (a)	54,800	55,011
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	39,960	54,240
Zhejiang Jinke Tom Culture Industry Co., Ltd. Class A (a)	186,579	102,415
Zhejiang Meida Industrial Co., Ltd. Class A	40,500	88,621
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	218,900	130,931
Zhejiang Qianjiang Motorcycle Co., Ltd. Class A (a)	42,700	111,842
Zhejiang Runtu Co., Ltd. Class A	52,100	62,636
Zhejiang Southeast Space Frame Co., Ltd. Class A	44,900	64,093
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	21,320	89,424
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	116,900	93,636
Zhejiang Wanliyang Co., Ltd. Class A (a)	102,800	131,103
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	43,700	64,010
Zhejiang Yasha Decoration Co., Ltd. Class A	106,900	79,886
Zhejiang Yinlun Machinery Co., Ltd. Class A	28,000	47,821
Zhende Medical Co., Ltd. Class A	7,600	47,669
Zhongfu Information, Inc. Class A	11,400	36,168
Zhongshan Public Utilities Group Co., Ltd. Class A	33,600	38,491
Zhuhai Bojay Electronics Co., Ltd. Class A	10,300	58,765
Zhuhai Huafa Properties Co., Ltd. Class A	102,500	115,737
Security Description	Shares	Value
Zhuhai Orbita Aerospace Science & Technology Co., Ltd. Class A (a)	48,300	$60,013
Zylox-Tonbridge Medical Technology Co., Ltd. (a)(c)	79,500	146,296
		81,278,210
COLOMBIA — 0.1%
Cementos Argos SA	319,062	355,783
Geopark, Ltd.	30,549	394,693
		750,476
CZECH REPUBLIC — 0.1%
Philip Morris CR A/S	655	450,690
EGYPT — 0.5%
Cairo Investment & Real Estate Development Co. SAE	134,059	80,221
Cleopatra Hospital (a)	509,374	127,343
Eastern Co SAE	663,421	363,470
Egypt Kuwait Holding Co. SAE	585,431	748,181
Egyptian Financial Group-Hermes Holding Co. (a)	591,722	375,492
ElSewedy Electric Co. (a)	112,794	36,358
Emaar Misr for Development SAE (a)	1,135,633	141,350
Ezz Steel Co SAE	111,131	66,206
Fawry for Banking & Payment Technology Services SAE (a)	824,923	155,770
Ghabbour Auto	412,643	58,604
Heliopolis Housing	286,941	75,093
MM Group for Industry & International Trade SAE (a)	266,479	31,325
Palm Hills Developments SAE	1,739,589	110,760
Pioneers Properties (a)	203,576	17,759
Sidi Kerir Petrochemicals Co. (a)	198,171	76,212
Six of October Development & Investment	184,513	108,058
Talaat Moustafa Group	914,412	341,932
Telecom Egypt Co.	164,260	121,098
		3,035,232
GREECE — 0.9%
Athens Water Supply & Sewage Co. SA	12,062	90,163
Danaos Corp.	10,139	639,771
Diana Shipping, Inc.	43,599	208,839
Ellaktor SA (a)	148,596	266,891
FF Group (a)(e)	24,815	—
Fourlis Holdings SA	54,675	164,621
GEK Terna Holding Real Estate Construction SA (a)	55,144	536,148
Hellenic Exchanges - Athens Stock Exchange SA	47,245	155,586
Holding Co. ADMIE IPTO SA	126,958	247,140
Intracom Holdings SA (a)	66,508	104,435

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
LAMDA Development SA (a)	54,270	$317,725
Motor Oil Hellas Corinth Refineries SA	58,374	1,077,128
Safe Bulkers, Inc.	80,228	306,471
Sarantis SA	19,532	134,770
Terna Energy SA	34,253	614,496
Tsakos Energy Navigation, Ltd.	250	2,242
		4,866,426
HONG KONG — 1.1%
CT Environmental Group Ltd (a)(b)(e)	3,217,900	—
AAG Energy Holdings, Ltd. (b)(c)	1,071,923	187,147
Agritrade Resources Ltd. (e)	1,595,000	—
Anxin-China Holdings, Ltd. (e)	2,248,000	—
China Boton Group Co., Ltd. (a)(b)	192,000	90,043
China High Precision Automation Group, Ltd. (a)(e)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd. (a)	482,000	285,627
China Investment Fund Co., Ltd. (a)	784,464	494,854
China Lumena New Materials Corp. (a)(b)(e)	104,532	—
China Metal Recycling Holdings, Ltd. (a)(b)(e)	693,675	—
Chongsing Holdings,Ltd. (a)(b)(e)	9,212,000	—
Citychamp Watch & Jewellery Group, Ltd. (a)	408,000	69,153
Comba Telecom Systems Holdings, Ltd. (a)(b)	2,042,690	348,824
Concord New Energy Group, Ltd.	7,610,000	756,447
Crystal International Group, Ltd. (c)	207,000	71,489
Dawnrays Pharmaceutical Holdings, Ltd.	468,000	76,340
Digital China Holdings, Ltd.	672,000	333,133
GR Properties, Ltd. (a)	382,000	54,036
Guotai Junan International Holdings, Ltd. (b)	2,940,973	348,556
Gushengtang Holdings, Ltd.	57,000	283,295
Hi Sun Technology China, Ltd. (a)(b)	942,000	117,646
Huiyuan Juice Group, Ltd. (e)	1,494,400	—
IMAX China Holding, Inc. (b)(c)	32,300	32,560
IVD Medical Holding, Ltd. (b)	136,000	42,462
Joy Spreader Group, Inc. (a)(b)	1,270,607	398,332
Kingkey Financial International Holdings, Ltd. (a)(b)	2,770,191	201,226
Meilleure Health International Industry Group, Ltd. (a)	858,000	37,723
Security Description	Shares	Value
Melco Resorts And Entertainment Philippines Corp.	1	$65,927
MH Development NPV (a)(b)(e)	276,000	—
Perennial Energy Holdings, Ltd. (b)	832,162	199,372
Pou Sheng International Holdings, Ltd.	1,523,812	172,831
Realgold Mining (a)(b)(e)	251,500	—
Skyworth Group, Ltd.	934,000	461,825
Solargiga Energy Holdings, Ltd. (a)	962,000	46,586
Tech Pro Technology Development, Ltd. (a)(b)(e)	6,035,100	—
TROOPS, Inc. (a)	24,622	52,199
United Laboratories International Holdings, Ltd.	886,500	525,328
Wasion Holdings, Ltd.	116,000	37,992
Zhaoke Ophthalmology, Ltd. (a)(c)	292,375	149,039
		5,939,992
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	587,282	495,153
Opus Global Nyrt (a)	70,518	30,805
		525,958
INDIA — 15.7%
3i Infotech, Ltd. (a)	199,964	105,334
Aarti Drugs, Ltd.	30,383	155,373
Acrysil, Ltd.	12,198	96,892
Action Construction Equipment, Ltd.	31,346	82,560
ADF Foods, Ltd.	5,071	46,384
Advanced Enzyme Technologies, Ltd.	30,000	101,124
Aegis Logistics, Ltd.	115,083	304,566
Affle India, Ltd. (a)	38,919	522,534
Akzo Nobel India, Ltd.	8,465	202,068
Alembic, Ltd.	82,804	65,375
Alok Industries, Ltd. (a)	798,673	222,493
Amara Raja Batteries, Ltd.	56,257	326,760
Amber Enterprises India, Ltd. (a)	12,685	360,869
Amrutanjan Health Care, Ltd.	11,994	119,822
Angel One, Ltd.	13,790	210,624
Anupam Rasayan India, Ltd.	13,438	103,815
Apar Industries, Ltd.	17,480	204,963
Apollo Tyres, Ltd.	242,536	568,469
Arvind Fashions, Ltd. (a)	47,265	154,144
Arvind, Ltd. (a)	123,248	141,785
Asahi India Glass, Ltd.	62,191	424,936
Ashoka Buildcon, Ltd. (a)	143,702	133,107
Aster DM Healthcare, Ltd. (a)(c)	146,314	329,784
Astra Microwave Products, Ltd.	56,565	140,960

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
AstraZeneca Pharma India, Ltd.	5,699	$195,219
Avanti Feeds, Ltd.	15,054	82,511
Azure Power Global, Ltd. (a)(b)	11,503	131,134
Bajaj Consumer Care, Ltd.	51,240	89,766
Bajaj Electricals, Ltd.	31,026	402,280
Bajaj Hindusthan Sugar, Ltd. (a)	561,992	92,156
Balaji Amines, Ltd.	6,954	252,483
Balmer Lawrie & Co., Ltd.	64,978	89,232
Balrampur Chini Mills, Ltd.	162,145	738,017
Bank of Maharashtra	508,140	100,055
Barbeque Nation Hospitality, Ltd. (a)	13,724	188,371
BEML, Ltd.	14,423	229,214
Bhansali Engineering Polymers, Ltd.	41,565	56,132
Bharat Dynamics, Ltd.	53,080	457,890
Bharat Rasayan, Ltd.	258	35,772
Birla Corp., Ltd.	18,466	203,653
Birlasoft, Ltd.	188,614	843,685
Black Box, Ltd. (a)	32,337	60,684
Blue Dart Express, Ltd.	6,494	641,580
Blue Star, Ltd.	46,492	532,048
Bombay Burmah Trading Co.	5,672	64,874
Bombay Dyeing & Manufacturing Co., Ltd. (a)	104,067	125,912
Borosil Renewables, Ltd. (a)	31,574	240,566
Brigade Enterprises, Ltd.	99,234	558,417
Brightcom Group, Ltd.	646,328	256,575
Brookfield India Real Estate Trust REIT (c)	82,379	341,950
Camlin Fine Sciences, Ltd. (a)	72,702	99,056
Can Fin Homes, Ltd.	74,050	399,775
Caplin Point Laboratories, Ltd.	20,587	185,191
Capri Global Capital, Ltd.	24,840	216,215
Carborundum Universal, Ltd.	77,586	704,314
Cartrade Tech, Ltd. (a)	8,949	67,096
Castrol India, Ltd.	337,702	441,731
CCL Products India, Ltd.	57,098	277,239
Ceat, Ltd.	9,400	110,602
Central Bank of India, Ltd. (a)	610,215	130,585
Century Plyboards India, Ltd.	48,937	325,761
Century Textiles & Industries, Ltd.	39,923	407,306
Cera Sanitaryware, Ltd.	3,610	188,917
CESC, Ltd.	435,568	392,699
CG Power & Industrial Solutions, Ltd. (a)	413,025	1,002,327
Chalet Hotels, Ltd. (a)	76,041	302,970
Chambal Fertilizers and Chemicals, Ltd.	110,602	372,746
Chemplast Sanmar, Ltd. (a)	7,660	45,603
Chennai Super Kings Cricket, Ltd. (e)	418,560	—
Cholamandalam Financial Holdings, Ltd.	73,883	554,970
Security Description	Shares	Value
Cigniti Technologies, Ltd.	17,043	$100,718
City Union Bank, Ltd.	295,220	497,376
Cochin Shipyard, Ltd. (c)	48,309	190,673
Cosmo Films, Ltd.	10,047	125,676
Craftsman Automation, Ltd.	4,168	120,241
CreditAccess Grameen, Ltd. (a)	35,942	462,311
CSB Bank, Ltd. (a)	40,562	99,129
Cyient, Ltd.	58,537	560,854
Dalmia Bharat Sugar & Industries, Ltd.	18,152	71,518
DCB Bank, Ltd.	43,988	41,385
DCM Shriram, Ltd.	35,069	419,398
Deepak Fertilisers & Petrochemicals Corp., Ltd.	33,255	250,363
Delta Corp., Ltd.	70,090	147,728
Dhampur Bio Organics, Ltd. (a)	25,883	12,953
Dhampur Sugar Mills, Ltd.	26,585	71,737
Dhani Services, Ltd. (a)	232,527	105,557
Dhanuka Agritech, Ltd.	3,829	33,697
Dilip Buildcon, Ltd. (c)	22,193	53,507
Dish TV India, Ltd. (a)	1,049,103	172,033
Dishman Carbogen Amcis, Ltd. (a)	77,288	110,541
Dwarikesh Sugar Industries, Ltd.	108,065	138,207
Easy Trip Planners, Ltd.	49,663	246,138
eClerx Services, Ltd.	8,592	208,918
Edelweiss Financial Services, Ltd.	290,731	189,777
EID Parry India, Ltd.	72,915	489,901
EIH, Ltd. (a)	60,682	95,972
Elgi Equipments, Ltd.	131,643	597,601
Engineers India, Ltd.	151,821	109,580
EPL ,Ltd.	48,030	90,711
Equitas Holdings, Ltd. (a)	119,540	124,123
Equitas Small Finance Bank, Ltd. (a)(c)	199,726	99,771
Eris Lifesciences, Ltd. (c)	17,468	147,579
ESAB India, Ltd.	4,953	221,573
Eveready Industries India, Ltd. (a)	51,597	216,293
Exide Industries, Ltd.	334,800	584,196
FDC, Ltd. (a)	46,576	140,750
Filatex India, Ltd.	68,586	81,073
Fine Organic Industries, Ltd.	6,293	382,325
Finolex Cables, Ltd.	67,809	323,106
Finolex Industries, Ltd.	148,808	256,642
Firstsource Solutions, Ltd.	222,932	290,477
Future Consumer, Ltd. (a)	1,396,805	33,606
Future Retail, Ltd. (a)	144,037	12,129
Gabriel India, Ltd.	78,262	127,641
Galaxy Surfactants, Ltd.	7,324	270,809
Garware Technical Fibres, Ltd.	4,299	167,575
Gati, Ltd. (a)	52,602	89,155
GE T&D India, Ltd. (a)	78,328	96,853
GHCL, Ltd.	58,691	419,638

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Globus Spirits, Ltd.	8,411	$97,490
GMM Pfaudler, Ltd.	5,427	298,630
Godawari Power and Ispat, Ltd.	29,070	91,915
Godfrey Phillips India, Ltd.	22,084	296,182
Godrej Agrovet, Ltd. (c)	26,269	168,629
Granules India, Ltd.	140,265	483,550
Graphite India, Ltd.	51,860	258,110
Great Eastern Shipping Co., Ltd.	88,688	444,268
Greaves Cotton, Ltd.	95,018	178,672
Greenpanel Industries, Ltd.	42,273	232,154
Greenply Industries, Ltd.	62,037	134,408
Grindwell Norton, Ltd.	22,609	481,840
Gujarat Ambuja Exports, Ltd.	74,356	266,174
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	49,600	359,129
Gujarat Pipavav Port, Ltd.	52,236	50,997
Gujarat State Fertilizers & Chemicals, Ltd.	208,222	348,036
Hathway Cable & Datacom, Ltd. (a)	501,233	103,138
HealthCare Global Enterprises, Ltd. (a)	46,789	164,737
HEG, Ltd.	9,613	121,464
HeidelbergCement India, Ltd.	57,837	124,796
Hemisphere Properties India, Ltd. (a)	77,785	103,717
Heranba Industries, Ltd.	9,829	68,572
Heritage Foods, Ltd.	21,805	73,100
Hester Biosciences, Ltd.	4,218	113,354
HFCL, Ltd.	516,785	360,894
HG Infra Engineering, Ltd.	13,740	90,420
Hikal, Ltd.	26,038	78,801
HIL, Ltd.	2,870	129,053
Himadri Speciality Chemical, Ltd.	169,755	128,220
Himatsingka Seide, Ltd.	30,078	38,963
Hinduja Global Solutions, Ltd.	10,052	135,826
Hindustan Construction Co., Ltd. (a)	840,152	128,726
Hindustan Copper, Ltd.	233,604	257,645
Hindustan Foods, Ltd. (a)	2,982	66,240
Hindustan Oil Exploration Co., Ltd. (a)	77,662	183,798
Hitachi Energy India, Ltd.	8,396	335,075
Hle Glascoat, Ltd.	2,619	109,280
Home First Finance Co. India, Ltd. (a)(c)	23,045	217,019
Housing & Urban Development Corp., Ltd.	294,966	129,980
IDFC, Ltd.	1,011,894	629,771
IFB Industries, Ltd. (a)	10,389	118,344
IFCI, Ltd. (a)	673,082	73,724
IIFL Finance, Ltd.	86,465	354,466
IIFL Securities, Ltd.	86,278	76,038
IIFL Wealth Management, Ltd.	14,436	270,733
Security Description	Shares	Value
India Cements, Ltd.	259,660	$514,569
India Glycols, Ltd.	10,491	97,893
Indiabulls Housing Finance, Ltd.	251,275	301,476
Indiabulls Real Estate, Ltd. (a)	250,019	192,962
Indian Energy Exchange, Ltd. (c)	297,067	597,162
Indigo Paints, Ltd. (a)	7,386	130,530
Indo Count Industries, Ltd.	61,366	101,833
Indoco Remedies, Ltd.	30,342	141,024
Infibeam Avenues, Ltd.	1,232,345	220,027
Ingersoll Rand India, Ltd.	8,332	151,210
Inox Leisure, Ltd. (a)	71,050	457,442
Inox Wind, Ltd. (a)	71,838	71,999
Intellect Design Arena, Ltd. (a)	61,494	493,175
ION Exchange India, Ltd.	4,291	95,318
IRB Infrastructure Developers, Ltd. (a)	69,035	176,800
IRCON International, Ltd. (c)	360,096	164,380
ISGEC Heavy Engineering Ltd.	5,960	36,889
ITD Cementation India, Ltd.	123,233	99,557
J Kumar Infraprojects, Ltd.	59,578	215,423
Jain Irrigation Systems, Ltd. (a)	328,436	152,838
Jaiprakash Associates, Ltd. (a)	1,217,079	114,815
Jaiprakash Power Ventures, Ltd. (a)	2,832,388	231,332
Jammu & Kashmir Bank, Ltd. (a)	246,618	79,008
Jamna Auto Industries, Ltd.	181,125	280,153
JB Chemicals & Pharmaceuticals, Ltd.	27,229	542,235
Jindal Poly Films, Ltd.	8,108	101,082
Jindal Saw, Ltd.	126,547	126,271
Jindal Stainless, Ltd. (a)	99,642	125,921
JK Lakshmi Cement, Ltd.	42,057	223,805
JK Paper, Ltd.	59,527	222,889
JK Tyre & Industries, Ltd.	85,307	109,858
JM Financial, Ltd.	251,278	193,933
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	7,133	133,790
Jubilant Ingrevia, Ltd.	54,596	335,882
Jubilant Pharmova, Ltd.	71,386	310,682
Just Dial, Ltd. (a)	18,285	130,876
Jyothy Labs, Ltd.	103,865	196,820
Kalpataru Power Transmission, Ltd.	60,435	272,971
Kalyan Jewellers India, Ltd. (a)	185,355	140,590
Karur Vysya Bank, Ltd.	1	1
KCP Ltd	56,198	75,680
KEC International, Ltd.	104,995	520,172
KEI Industries, Ltd.	39,720	579,686
Kiri Industries, Ltd. (a)	23,918	141,907
KNR Constructions, Ltd.	96,874	285,878
KPIT Technologies, Ltd.	112,687	738,642
KPR Mill, Ltd.	59,281	387,075
KRBL, Ltd.	14,668	40,462

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Krishna Institute of Medical Sciences, Ltd. (a)(c)	2,512	$37,679
KSB, Ltd.	8,131	152,767
LA Opala RG, Ltd.	44,793	152,548
Lakshmi Machine Works, Ltd.	3,631	412,968
Laxmi Organic Industries, Ltd.	32,534	117,266
Lemon Tree Hotels, Ltd. (a)(c)	249,801	193,110
LG Balakrishnan & Bros, Ltd.	21,265	160,580
LT Foods, Ltd.	139,171	133,052
LUX Industries, Ltd.	5,274	117,167
Mahanagar Gas, Ltd.	39,043	376,031
Maharashtra Scooters, Ltd.	3,555	166,364
Mahindra CIE Automotive, Ltd.	84,473	249,336
Mahindra Holidays & Resorts India, Ltd. (a)	71,764	194,830
Mahindra Lifespace Developers, Ltd. (a)	61,506	317,606
Mahindra Logistics, Ltd. (c)	24,129	144,106
Maithan Alloys, Ltd.	7,556	76,141
Manali Petrochemicals, Ltd.	82,100	101,569
Manappuram Finance, Ltd.	507,910	546,676
Mangalam Cement, Ltd.	16,228	55,513
Mangalore Refinery & Petrochemicals, Ltd. (a)	256,858	294,676
Marksans Pharma, Ltd.	198,836	109,776
MAS Financial Services, Ltd. (c)	11,955	74,790
Mastek, Ltd.	10,141	275,443
Matrimony.com, Ltd. (c)	13,604	139,817
Mazagon Dock Shipbuilders, Ltd.	55,463	172,943
Medplus Health Services, Ltd. (a)	17,024	165,406
Metropolis Healthcare, Ltd. (c)	18,290	325,733
Minda Corp., Ltd.	106,151	270,847
Mishra Dhatu Nigam, Ltd. (c)	55,773	115,575
MMTC, Ltd. (a)	163,125	80,971
MOIL, Ltd.	65,543	116,276
Morepen Laboratories, Ltd. (a)	224,142	109,556
Motherson Sumi Wiring India, Ltd. (a)	887,377	791,052
Motilal Oswal Financial Services, Ltd.	21,958	213,122
Mrs Bectors Food Specialities, Ltd.	24,900	85,147
MTAR Technologies, Ltd.	9,538	153,537
Multi Commodity Exchange of India, Ltd.	23,496	389,143
Narayana Hrudayalaya, Ltd. (a)	54,004	432,559
National Fertilizers, Ltd. (a)	138,675	72,522
Nava Bharat Ventures, Ltd.	92,056	206,848
Navneet Education, Ltd.	95,731	113,947
Nazara Technologies, Ltd. (a)	7,696	65,429
Nazara Technologies, Ltd.	7,300	62,062
NBCC India, Ltd.	190,642	68,558
NCC, Ltd.	176,507	120,916
Neogen Chemicals, Ltd.	6,914	113,981
Security Description	Shares	Value
NESCO, Ltd.	23,924	$166,875
Network18 Media & Investments, Ltd. (a)	235,846	206,064
Neuland Laboratories, Ltd.	5,726	85,528
NIIT, Ltd.	65,678	343,973
Nilkamal, Ltd.	2,893	70,398
NLC India, Ltd.	229,415	184,903
NOCIL, Ltd.	82,755	265,327
Nuvoco Vistas Corp., Ltd. (a)	32,382	121,721
Olectra Greentech, Ltd. (a)	26,510	197,199
Orient Cement, Ltd.	86,449	127,146
Orient Electric, Ltd.	92,595	318,978
Orissa Minerals Development Co. Ltd (a)	3,098	92,427
Paisalo Digital, Ltd.	151,270	138,297
PCBL, Ltd.	120,051	159,237
Phoenix Mills, Ltd.	71,062	1,065,131
PNB Housing Finance, Ltd. (a)(c)	26,404	110,434
PNC Infratech, Ltd.	84,117	257,924
Poly Medicure, Ltd.	39,597	376,478
Polyplex Corp., Ltd.	11,164	311,330
Poonawalla Fincorp, Ltd. (a)	147,657	425,737
Praj Industries, Ltd.	89,081	410,479
Prakash Industries, Ltd. (a)	138,127	88,502
Prestige Estates Projects, Ltd.	116,268	569,985
Prince Pipes & Fittings, Ltd.	20,256	153,422
Privi Speciality Chemicals, Ltd.	6,365	87,634
Procter & Gamble Health, Ltd.	6,023	319,624
PTC India, Ltd.	404,791	389,811
Punjab Chemicals & Crop Protection, Ltd.	5,078	76,614
PVR, Ltd. (a)	37,896	892,954
Quess Corp., Ltd. (c)	51,127	397,279
Radico Khaitan, Ltd.	56,265	621,624
Rail Vikas Nigam, Ltd.	487,976	185,372
Railtel Corp. of India, Ltd.	88,250	101,802
Rain Industries, Ltd.	78,738	146,065
Rallis India, Ltd.	84,477	201,799
Ramco Systems, Ltd. (a)	15,786	56,130
Ramkrishna Forgings, Ltd.	60,288	123,672
Rashtriya Chemicals & Fertilizers, Ltd.	128,857	127,515
Ratnamani Metals & Tubes, Ltd.	8,076	169,185
RattanIndia Infrastructure, Ltd. (a)	243,228	130,588
RattanIndia Power, Ltd. (a)	862,568	37,136
Raymond, Ltd.	40,414	449,033
RBL Bank, Ltd. (a)(c)	331,235	350,015
Redington India, Ltd.	538,313	855,807
Reliance Infrastructure, Ltd. (a)	190,411	218,446
Reliance Power, Ltd. (a)	1,857,006	270,418
Religare Enterprises, Ltd. (a)	71,075	107,325
Restaurant Brands Asia, Ltd. (a)	141,175	198,429
Rhi Magnesita India, Ltd.	9,786	62,144

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
RITES, Ltd.	70,676	$210,178
Rossari Biotech, Ltd.	10,312	114,000
Route Mobile, Ltd.	16,867	265,449
RPSG Ventures, Ltd. (a)	14,189	88,676
Rupa & Co., Ltd.	18,229	80,062
Safari Industries India, Ltd. (a)	10,810	126,316
Sansera Engineering, Ltd. (a)(c)	8,578	72,048
Saregama India, Ltd.	29,756	136,379
Sasken Technologies, Ltd.	8,224	80,129
Schneider Electric Infrastructure, Ltd. (a)	66,239	83,079
Sequent Scientific, Ltd.	73,624	86,562
Sharda Cropchem, Ltd.	32,308	258,574
Sheela Foam, Ltd. (a)	4,966	167,296
Shilpa Medicare, Ltd.	29,291	144,410
Shipping Corp. of India, Ltd.	156,658	193,709
Shoppers Stop, Ltd. (a)	45,692	282,608
Shree Renuka Sugars, Ltd. (a)	440,754	258,963
Shriram City Union Finance, Ltd.	16,909	355,545
SIS, Ltd. (a)	31,665	181,997
SKF India, Ltd.	23,251	1,071,037
Sobha, Ltd.	32,161	235,000
Solara Active Pharma Sciences, Ltd.	12,838	57,271
Sonata Software, Ltd.	43,246	366,596
SpiceJet, Ltd. (a)	257,928	124,600
Star Cement, Ltd. (a)	144,380	156,131
Sterling and Wilson Renewable (a)	43,044	161,662
Sterlite Technologies, Ltd.	133,131	250,255
Stove Kraft, Ltd. (a)	11,119	80,697
Strides Pharma Science, Ltd.	64,028	268,119
Subex, Ltd.	389,306	125,952
Sudarshan Chemical Industries	28,510	151,354
Sun Pharma Advanced Research Co., Ltd. (a)	12,674	33,558
Sunteck Realty, Ltd.	49,477	311,093
Suprajit Engineering, Ltd.	62,954	265,017
Surya Roshni, Ltd.	14,716	66,441
Suryoday Small Finance Bank, Ltd. (a)	76,997	76,731
Suven Pharmaceuticals, Ltd.	71,181	416,689
Suzlon Energy, Ltd. (a)	3,451,500	299,380
Swan Energy, Ltd.	48,329	112,817
Symphony, Ltd.	18,256	202,666
Tamilnadu Petroproducts, Ltd.	65,825	77,684
Tanla Platforms, Ltd.	43,970	559,365
Tata Coffee, Ltd.	57,196	140,432
Tata Investment Corp., Ltd.	17,835	303,109
Tata Metaliks, Ltd.	7,847	66,991
Tata Teleservices Maharashtra, Ltd. (a)	360,917	553,446
TCI Express, Ltd.	9,857	199,006
TCNS Clothing Co., Ltd. (a)(c)	19,192	128,996
TeamLease Services, Ltd. (a)	7,872	322,580
Security Description	Shares	Value
Tejas Networks, Ltd. (a)(c)	37,948	$216,667
Thirumalai Chemicals, Ltd.	42,365	131,914
Thyrocare Technologies, Ltd. (c)	13,212	103,901
Tide Water Oil Co. India, Ltd.	3,944	51,375
Time Technoplast, Ltd.	152,103	198,381
Timken India, Ltd.	20,195	607,928
Trident, Ltd.	1,527,470	748,527
Triveni Engineering & Industries, Ltd.	63,531	190,217
Triveni Turbine, Ltd.	93,751	185,609
TTK Prestige, Ltd.	34,261	360,408
TV18 Broadcast, Ltd. (a)	298,791	147,367
UCO Bank (a)	946,134	131,187
Uflex, Ltd.	38,161	280,557
Ujjivan Small Finance Bank, Ltd. (a)(c)	606,674	115,615
Unichem Laboratories, Ltd.	19,984	60,884
Usha Martin, Ltd. (a)	111,121	170,961
UTI Asset Management Co., Ltd.	28,871	236,130
VA Tech Wabag, Ltd. (a)	34,849	103,635
Vaibhav Global, Ltd.	37,422	142,111
Vakrangee, Ltd.	374,514	126,857
Valiant Organics, Ltd. (a)(c)	9,249	62,417
Vardhman Textiles, Ltd.	79,935	268,280
Varroc Engineering, Ltd. (a)(c)	45,165	171,401
Venky's India, Ltd.	4,691	112,659
V-Guard Industries, Ltd.	123,007	350,770
VIP Industries, Ltd.	54,460	432,039
V-Mart Retail, Ltd. (a)	7,527	236,869
VRL Logistics, Ltd.	24,238	191,961
VST Industries, Ltd.	1,661	64,241
VST Tillers Tractors, Ltd.	4,164	133,782
Welspun Corp., Ltd.	72,323	200,423
Welspun India, Ltd.	299,802	263,652
West Coast Paper Mills, Ltd.	51,296	219,253
Westlife Development, Ltd. (a)	60,717	382,343
Wockhardt, Ltd. (a)	40,664	107,385
Zensar Technologies, Ltd.	62,544	215,496
ZF Commercial Vehicle Control Systems India, Ltd.	3,780	369,353
Zydus Wellness, Ltd.	17,439	361,455
		88,785,057
INDONESIA — 3.0%
Ace Hardware Indonesia Tbk PT	6,064,714	313,464
Adi Sarana Armada Tbk PT (a)	1,439,475	164,746
Astra Agro Lestari Tbk PT	455,722	299,787
Bank BTPN Syariah Tbk PT	3,032,824	574,094
Bank Bukopin Tbk PT (a)	2,963,100	36,001
Bank CIMB Niaga Tbk PT	3,376,000	228,881
Bank Danamon Indonesia Tbk PT	2,867,188	452,283
Bank Ina Perdana PT (a)	318,300	81,832

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Bank Neo Commerce Tbk PT (a)	1,912,400	$126,445
Bank Pan Indonesia Tbk PT (a)	1,831,800	207,803
Bank Pembangunan Daerah Jawa Timur Tbk PT	6,255,600	310,733
Bank Tabungan Negara Persero Tbk PT	7,800,062	761,812
BFI Finance Indonesia Tbk PT	7,340,095	539,514
Bintang Oto Global Tbk PT (a)	3,245,863	282,154
Bukit Asam Tbk PT	4,939,510	1,266,583
Bumi Serpong Damai Tbk PT (a)	7,747,600	473,255
Ciputra Development Tbk PT	9,782,999	564,751
Digital Mediatama Maxima Tbk PT (a)	987,234	99,403
Erajaya Swasembada Tbk PT	5,907,100	208,171
Harum Energy Tbk PT	2,194,270	227,565
Indo Tambangraya Megah Tbk PT	417,936	860,560
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,678,165	179,773
Inti Agri Resources Tbk PT (a)(e)	258,200	—
Japfa Comfeed Indonesia Tbk PT	6,677,547	690,278
Jasa Marga Persero Tbk PT (a)	1,931,014	458,855
Kimia Farma Tbk PT	266,100	23,757
Link Net Tbk PT	1,383,035	433,547
M Cash Integrasi PT (a)	327,016	283,169
Matahari Department Store Tbk PT	521,100	174,545
Medco Energi Internasional Tbk PT (a)	5,706,092	243,220
Media Nusantara Citra Tbk PT	808,100	50,718
Medikaloka Hermina Tbk PT	3,195,453	322,816
Metro Healthcare Indonesia Tbk PT (a)	4,236,400	142,185
Metrodata Electronics Tbk PT	6,014,145	238,184
Mitra Adiperkasa Tbk PT (a)	9,311,600	612,544
Pabrik Kertas Tjiwi Kimia Tbk PT	1,405,685	608,603
Pacific Strategic Financial Tbk PT (a)	2,694,400	182,671
Pakuwon Jati Tbk PT (a)	7,864,000	249,156
Perusahaan Gas Negara Tbk PT	12,410,977	1,324,615
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,330,523	103,602
Prodia Widyahusada Tbk PT	470,336	205,215
Rimo International Lestari Tbk PT (a)(e)	100,200	—
Saratoga Investama Sedaya Tbk PT	1,823,355	319,447
Siloam International Hospitals Tbk PT	762,400	51,176
Security Description	Shares	Value
Summarecon Agung Tbk PT (a)	9,603,615	$367,448
Surya Citra Media Tbk PT (a)	28,286,635	417,725
Surya Esa Perkasa Tbk PT	2,054,300	115,143
Timah Tbk PT	3,747,712	364,771
Trada Alam Minera Tbk PT (a)(e)	6,757,200	—
Tunas Baru Lampung Tbk PT	955,300	50,659
XL Axiata Tbk PT	5,072,032	885,201
		17,178,860
KUWAIT — 1.8%
A'ayan Leasing & Investment Co. KSCP	213,102	95,129
Al Ahli Bank of Kuwait KSCP	797,410	831,447
Al Mazaya Holding Co. KSCP (a)	615,738	114,360
ALAFCO Aviation Lease & Finance Co. KSCP (a)	317,494	198,628
Alimtiaz Investment Group KSC	967,628	291,644
Arzan Financial Group for Financing & Investment KPSC	233,615	111,136
Boubyan Petrochemicals Co. KSCP	279,108	839,416
Boursa Kuwait Securities Co. KPSC	72,709	566,936
Commercial Real Estate Co. KSC	1,011,810	352,765
First Investment Co. KSCP (a)	389,121	123,367
Gulf Cable & Electrical Industries Co. KSCP	113,151	493,676
Heavy Engineering & Ship Building Co. KSCP Class B	174,549	335,562
Humansoft Holding Co. KSC	69,034	696,188
Integrated Holding Co. KCSC	181,431	235,878
Jazeera Airways Co. KSCP	92,939	572,352
Kuwait Financial Centre SAK	268,718	119,956
Kuwait International Bank KSCP	690,397	463,414
Kuwait Investment Co. SAK	120,868	58,288
Kuwait Projects Co. Holding KSCP	184,831	88,531
Kuwait Real Estate Co. KSC	305,624	139,418
Mezzan Holding Co. KSCC	134,522	185,412
National Industries Group Holding SAK	1,627,327	1,341,524
National Investments Co. KSCP	217,252	212,368
National Real Estate Co. KPSC (a)	759,605	396,014
Noor Financial Investment Co. KSC	216,064	139,396
Qurain Petrochemical Industries Co.	351,248	360,518

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	354,243	$238,932
Warba Bank KSCP (a)	1,013,775	802,696
		10,404,951
MALAYSIA — 4.5%
Sports Toto Bhd	449,185	186,502
Aemulus Holdings Bhd (a)	703,978	97,431
Aeon Co. M Bhd	168,800	50,554
AEON Credit Service M Bhd	14,300	45,033
Alliance Bank Malaysia Bhd	490,700	354,039
Astro Malaysia Holdings Bhd	2,047,291	420,374
Awanbiru Technology Bhd (a)	680,182	59,415
Axis Real Estate Investment Trust	647,500	282,065
Bahvest Resources Bhd (a)	415,700	29,710
Bank Islam Malaysia Bhd	688,618	418,717
Berjaya Corp. Bhd (a)	2,181,545	116,316
Bermaz Auto Bhd	431,100	166,278
British American Tobacco Malaysia Bhd	116,136	284,576
Bumi Armada Bhd (a)	641,700	56,053
Bursa Malaysia Bhd	622,647	936,619
Cahya Mata Sarawak Bhd	251,800	55,987
CAPITAL A Bhd (a)	1,101,500	152,448
Careplus Group Bhd	160,500	16,205
Carlsberg Brewery Malaysia Bhd Class B	112,600	574,305
Comfort Glove Bhd	155,800	22,270
CTOS Digital Bhd	483,500	139,318
D&O Green Technologies Bhd	487,124	425,508
Dagang NeXchange Bhd	2,124,418	380,781
Datasonic Group Bhd	1,291,600	136,266
Dayang Enterprise Holdings Bhd	871,500	191,799
DRB-Hicom Bhd	287,300	78,221
Dufu Technology Corp. Bhd	307,677	196,159
Duopharma Biotech Bhd	751,142	204,508
Eco World Development Group Bhd	246,200	37,146
FGV Holdings Bhd	610,100	202,098
Frontken Corp. Bhd	951,315	494,274
Gamuda Bhd	1,705,719	1,385,473
GDEX Bhd	578,000	22,294
Genetec Technology Bhd (a)	344,388	152,367
Genting Plantations Bhd	160,147	234,361
GHL Systems Bhd (a)	85,900	23,582
Globetronics Technology Bhd	260,500	70,925
Heineken Malaysia Bhd	128,300	670,100
Hextar Global Bhd	746,552	254,073
Hiap Teck Venture Bhd	1,286,444	87,563
Hibiscus Petroleum Bhd	908,600	206,149
Hong Leong Capital Bhd	136,711	173,700
Hong Seng Consolidated Bhd (a)	2,357,074	438,525
Security Description	Shares	Value
IGB Real Estate Investment Trust	1,157,200	$420,084
IJM Corp. Bhd	2,869,385	1,126,270
IOI Properties Group Bhd	1,091,200	247,578
Iris Corp. Bhd (a)	1,684,000	47,760
JAKS Resources Bhd (a)	3,320,087	207,152
JF Technology Bhd	564,441	88,364
JHM Consolidation Bhd (a)	504,402	136,186
Kelington Group Bhd	630,342	170,189
Kossan Rubber Industries Bhd	1,110,804	332,674
KPJ Healthcare Bhd	2,267,364	429,552
Leong Hup International Bhd	330,600	39,004
Lotte Chemical Titan Holding Bhd (c)	711,331	317,940
Magnum Bhd	724,290	274,433
Mah Sing Group Bhd	767,800	104,522
Malakoff Corp. Bhd	686,700	98,156
Malayan Flour Mills Bhd	905,919	127,435
Malaysia Building Society Bhd	468,607	61,666
Malaysian Resources Corp. Bhd	581,400	46,169
Mega First Corp. BHD	477,619	378,194
Mi Technovation Bhd	358,985	125,431
Muda Holdings Bhd	75,800	32,504
My EG Services Bhd	3,231,587	645,218
Padini Holdings Bhd	543,000	394,237
Pavilion Real Estate Investment Trust	1,041,600	311,948
Pentamaster Corp. Bhd	618,359	517,696
Pentamaster International, Ltd.	372,000	43,614
PIE Industrial Bhd	230,179	163,985
Revenue Group Bhd (a)	221,955	48,344
Rubberex Corp. M Bhd (a)	668,826	78,909
Scientex Bhd	800,764	628,620
Sime Darby Property Bhd	1,296,800	132,402
SKP Resources Bhd	923,615	329,002
SP Setia Bhd Group	1,440,709	222,276
Sunway Bhd	1,294,714	499,379
Sunway Real Estate Investment Trust	1,985,100	671,083
Supermax Corp. Bhd	1,263,793	250,895
Syarikat Takaful Malaysia Keluarga Bhd	277,314	203,227
Ta Ann Holdings Bhd	300,011	270,912
Taliworks Corp. Bhd	411,000	84,858
Thong Guan Industries Bhd	281,711	144,451
TIME dotCom Bhd	1,010,296	1,003,992
TSH Resources Bhd	998,372	240,108
Unisem M Bhd	431,682	225,268
United Plantations Bhd	39,200	124,515
UOA Development Bhd	445,800	170,936
UWC Bhd	362,327	270,461
VS Industry Bhd	2,890,000	652,422
Widad Group Bhd (a)	2,460,341	203,749
Yinson Holdings Bhd	1,856,704	842,520
YTL Corp. Bhd	3,597,084	477,435

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
YTL Power International Bhd	1,149,193	$178,604
		25,372,416
MEXICO — 1.7%
Alsea SAB de CV (a)	413,845	781,097
Betterware de Mexico SAB de CV	3,100	26,784
Bolsa Mexicana de Valores SAB de CV	491,368	869,208
Concentradora Fibra Danhos SA de CV REIT	389,900	433,657
Corp. Inmobiliaria Vesta SAB de CV (b)	610,212	1,131,157
Genomma Lab Internacional SAB de CV Class B (b)	798,270	796,460
Gentera SAB de CV	424,111	338,646
Grupo Comercial Chedraui SA de CV	40,535	109,335
Grupo Herdez SAB de CV	74,918	99,144
Grupo Traxion SAB de CV (a)(b)(c)	255,763	347,470
Macquarie Mexico Real Estate Management SA de CV REIT (c)	301,204	375,166
Nemak SAB de CV (a)(c)	1,362,245	268,725
PLA Administradora Industrial S de RL de CV REIT	617,738	823,008
Prologis Property Mexico SA de CV REIT	442,727	1,157,301
Qualitas Controladora SAB de CV (b)	203,564	933,484
Regional SAB de CV (b)	124,098	584,884
Unifin Financiera SAB de CV (a)(b)	44,679	38,532
Vista Energy SAB de CV (a)(b)	60,242	445,188
		9,559,246
MONACO — 0.1%
Costamare, Inc.	29,995	362,939
PAKISTAN — 0.6%
Bank Al Habib, Ltd.	587,492	166,694
Bank Alfalah, Ltd.	624,680	97,690
Cherat Cement Co., Ltd.	71,400	32,465
DG Khan Cement Co., Ltd.	403,283	123,177
Engro Corp., Ltd.	173,945	218,544
Engro Fertilizers, Ltd.	410,029	177,617
Fauji Fertilizer Co., Ltd.	499,461	269,032
Habib Bank, Ltd.	470,201	209,887
Hub Power Co. Ltd	662,535	220,721
Lucky Cement, Ltd. (a)	154,497	346,587
Maple Leaf Cement Factory, Ltd. (a)	672,388	89,871
Mari Petroleum Co., Ltd.	18,412	156,541
MCB Bank, Ltd.	454,410	273,101
Meezan Bank, Ltd.	440,199	243,048
Millat Tractors, Ltd.	38,626	164,714
National Bank of Pakistan	590,000	80,589
Nishat Mills, Ltd.	146,000	52,735
Security Description	Shares	Value
Pakistan Oilfields, Ltd.	25,337	$50,248
Pakistan Petroleum, Ltd.	241,238	79,589
Pakistan State Oil Co., Ltd.	59,760	50,185
Searle Co., Ltd.	108,466	57,788
SUI Northern Gas Pipeline	252,314	42,183
Systems, Ltd.	97,582	157,304
TRG Pakistan	294,000	111,106
United Bank, Ltd.	190,001	105,045
Unity Foods, Ltd. (a)	646,122	63,373
		3,639,834
PERU — 0.1%
Alicorp SAA	223,451	302,775
Ferreycorp SAA	299,064	166,027
Volcan Cia Minera SAA Class B (a)	1,960,884	263,119
		731,921
PHILIPPINES — 1.1%
AllHome Corp.	871,900	75,321
Alliance Global Group, Inc.	3,026,683	484,401
AREIT, Inc.	111,300	70,644
AyalaLand Logistics Holdings Corp. (a)	1,728,140	103,717
Bloomberry Resorts Corp. (a)	2,566,700	271,211
Century Pacific Food, Inc. (a)	654,555	261,893
Cosco Capital, Inc.	117,600	9,218
D&L Industries, Inc.	3,881,052	481,382
DITO CME Holdings Corp. (a)	1,740,329	124,388
DMCI Holdings, Inc.	5,554,396	890,966
Filinvest Land, Inc.	3,022,000	48,365
First Gen Corp.	76,700	23,574
Integrated Micro-Electronics, Inc. (a)	43,300	4,875
LT Group, Inc.	3,484,168	513,263
Manila Water Co., Inc.	420,600	127,897
Megaworld Corp.	6,559,000	257,660
MREIT, Inc.	141,000	38,978
Petron Corp. (a)	735,000	40,503
Philcomsat Holdings Corp. (a)	36,115	27,422
Philippine National Bank (a)	364,700	117,930
Pilipinas Shell Petroleum Corp. (a)	251,900	82,921
RL Commercial REIT, Inc.	1,514,200	170,738
Robinsons Land Corp.	1,846,072	578,818
Security Bank Corp.	242,609	403,282
Semirara Mining & Power Corp.	1,205,615	767,419
SM Prime Holdings, Inc.	1	1
Wilcon Depot, Inc.	850,620	368,187
		6,344,974
POLAND — 1.6%
11 bit studios SA (a)	3,714	406,026
Alior Bank SA (a)	89,347	540,552
Amica SA	1,088	18,150
Asseco Poland SA	62,454	1,048,807

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Bank Handlowy w Warszawie SA	28,443	$355,549
Bank Millennium SA (a)	638,096	551,540
Benefit Systems SA (a)	764	84,967
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	24,773	18,184
Budimex SA	8,446	432,083
CCC SA (a)	34,284	350,782
Celon Pharma SA	4,583	14,985
Ciech SA	49,484	412,747
Datawalk SA (a)	1,925	61,657
Develia SA	315,392	161,349
Dom Development SA	1,423	30,860
Enea SA (a)	76,429	165,834
Famur SA (a)	149,248	90,893
Grupa Azoty SA (a)	9,046	90,503
Grupa Kety SA	5,019	676,516
Jastrzebska Spolka Weglowa SA (a)	34,288	490,542
KRUK SA	16,761	892,508
LiveChat Software SA	10,707	234,581
Mabion SA (a)	10,662	51,462
Mercator Medical SA (a)	1,902	25,079
Mo-BRUK SA	1,070	68,543
Neuca SA	250	44,708
PCF Group SA	3,189	40,431
PlayWay SA	4,459	301,508
Serinus Energy PLC (a)	1	1
Tauron Polska Energia SA (a)	1,070,559	819,853
TEN Square Games SA	2,016	50,671
Wirtualna Polska Holding SA	7,267	167,457
XTB SA (c)	60,581	278,121
		8,977,449
QATAR — 0.8%
Aamal Co.	464,851	137,218
Al Meera Consumer Goods Co. QSC	114,068	546,261
Baladna	938,327	437,504
Gulf International Services QSC (a)	1,094,256	625,590
Gulf Warehousing Co.	184,571	207,086
Investment Holding Group (a)	357,266	174,231
Mazaya Real Estate Development QPSC (a)	820,481	180,239
Medicare Group	115,414	221,843
Qatar First Bank (a)	1,020,281	331,992
Qatari Investors Group QSC	575,744	322,515
Salam International Investment, Ltd. QSC (a)	602,149	142,528
United Development Co. QSC	1,778,127	679,172
Vodafone Qatar QSC	1,375,391	600,878
		4,607,057
RUSSIA — 0.0%
Detsky Mir PJSC (c)(e)	414,207	—
Security Description	Shares	Value
Etalon Group PLC GDR (e)	205,302	$—
Globaltrans Investment PLC GDR (e)	121,419	—
M.Video PJSC (e)	61,705	—
MOSENERGO PJSC (e)	8,150,848	—
OGK-2 PJSC (e)	21,527,092	—
QIWI PLC ADR (b)(e)	30,735	—
		—
SAUDI ARABIA — 4.0%
Abdul Mohsen Al-Hokair Tourism & Development Co. (a)	50,897	160,880
Al Alamiya for Cooperative Insurance Co. (a)	15,833	75,112
Al Babtain Power & Telecommunication Co.	22,128	134,463
Al Hammadi Co. for Development & Investment	67,349	655,163
Al Hassan Ghazi Ibrahim Shaker Co. (a)	9,633	44,107
Al Jouf Agricultural Development Co. (a)	8,432	103,824
Al Jouf Cement Co. (a)	53,672	145,048
Al Khaleej Training & Education Co. (a)	41,045	157,306
Al Moammar Information Systems Co.	6,484	140,322
Al Rajhi Co. for Co-operative Insurance (a)	14,112	268,542
Al Rajhi REIT	135,745	329,947
Al Yamamah Steel Industries Co.	7,647	66,746
AlAbdullatif Industrial Investment Co. (a)	16,406	77,306
Alahli REIT Fund 1	80,237	219,406
Alandalus Property Co.	22,598	94,075
Alaseel Co.	11,190	100,803
Aldrees Petroleum & Transport Services Co.	29,223	519,489
Al-Etihad Cooperative Insuarnce Co. (a)	27,264	126,725
Alkhabeer REIT	47,626	102,688
AlKhorayef Water & Power Technologies Co.	3,392	103,059
Alujain Corp.	24,972	387,348
Amana Cooperative Insurance Co. (a)	24,249	75,873
Arab Sea Information Systems Co. (a)	2,579	44,815
Arabian Cement Co.	39,972	359,014
Arabian Pipes Co. (a)	4,603	44,164
Arabian Shield Cooperative Insurance Co. (a)	15,497	72,609
Arriyadh Development Co.	52,039	312,337
Astra Industrial Group	24,932	309,316
Ataa Educational Co.	14,012	229,295
Ayyan Investment Co. (a)	14,722	66,232

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Baazeem Trading Co.	2,825	$48,864
Basic Chemical Industries, Ltd. (a)	8,975	88,265
Batic Investments & Logistic Co. (a)	20,755	136,187
Bawan Co.	26,785	204,880
Buruj Cooperative Insurance Co. (a)	16,951	89,451
City Cement Co.	58,729	328,698
Dallah Healthcare Co.	26,729	789,311
Derayah REIT	108,599	316,642
Dur Hospitality Co. (a)	52,712	309,633
Eastern Province Cement Co.	38,185	468,140
Fawaz Abdulaziz Al Hokair & Co. (a)	62,301	188,957
Fitaihi Holding Group	8,393	67,330
Gulf General Cooperative Insurance Co. (a)	24,733	58,930
Gulf Insurance Group	10,325	68,685
Hail Cement Co.	31,588	115,000
Halwani Brothers Co.	5,683	99,965
Herfy Food Services Co. (a)	24,530	278,178
Jadwa REIT Saudi Fund	112,786	351,695
Jazan Energy & Development Co. (a)	36,551	145,732
L'Azurde Co. for Jewelry (a)	15,301	60,599
Leejam Sports Co. JSC	21,854	521,290
Maharah Human Resources Co.	10,450	171,006
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	20,767	65,421
Methanol Chemicals Co. (a)	21,165	207,865
Middle East Healthcare Co. (a)	19,277	165,433
Middle East Paper Co.	10,356	157,047
Musharaka Real Estate Income Fund REIT	115,039	294,948
Najran Cement Co.	50,621	199,133
National Agriculture Development Co. (a)	30,773	257,938
National Co. for Glass Industries	31,861	275,125
National Co. for Learning & Education	18,532	294,864
National Gas & Industrialization Co.	27,513	310,540
National Gypsum	7,417	52,285
National Medical Care Co.	21,255	305,901
Northern Region Cement Co.	49,217	152,946
Qassim Cement Co.	33,219	701,193
Raydan Food Co. (a)	15,349	53,016
Red Sea International Co. (a)	18,990	69,439
Riyad REIT Fund	157,042	423,567
Riyadh Cement Co.	37,192	345,444
Sadr Logistics Co. (a)	2,340	25,258
Saudi Advanced Industries Co.	26,128	241,984
Saudi Airlines Catering Co. (a)	30,311	578,414
Saudi Arabia Refineries Co.	3,876	93,075
Security Description	Shares	Value
Saudi Arabian Amiantit Co. (a)	5,294	$46,773
Saudi Automotive Services Co.	25,187	232,262
Saudi Ceramic Co.	25,669	299,988
Saudi Chemical Co. Holding	32,201	260,897
Saudi Co. For Hardware CJSC (a)	11,066	104,552
Saudi Fisheries Co. (a)	12,064	108,997
Saudi Ground Services Co. (a)	82,047	578,381
Saudi Industrial Services Co.	30,423	166,219
Saudi Paper Manufacturing Co. (a)	5,965	72,971
Saudi Pharmaceutical Industries & Medical Appliances Corp.	27,123	187,948
Saudi Printing & Packaging Co. (a)	15,370	64,067
Saudi Public Transport Co. (a)	49,767	203,466
Saudi Real Estate Co. (a)	83,004	295,993
Saudi Reinsurance Co. (a)	22,532	92,720
Saudi Steel Pipe Co. (a)	12,102	65,540
Saudi Vitrified Clay Pipe Co., Ltd. (a)	7,639	102,000
Saudia Dairy & Foodstuff Co.	13,232	575,534
Sedco Capital REIT Fund	62,040	167,993
Seera Group Holding (a)	115,304	491,074
Sinad Holding Co. (a)	40,921	164,465
Tabuk Agriculture (a)	9,120	46,814
Tabuk Cement Co.	34,141	135,214
Takween Advanced Industries Co. (a)	17,653	56,458
Theeb Rent A Car Co.	5,633	91,729
Tihama Advertising & Public Relations Co. (a)	2,020	53,837
Umm Al-Qura Cement Co.	29,017	168,591
United Co-operative Assurance Co. (a)	13,774	100,769
United International Transportation Co.	18,924	226,961
United Wire Factories Co.	10,804	85,232
WAFRAH FOR INDUSTRY AND DEVEL	4,652	47,238
Wafrah for Industry and Development (a)	2,326	23,619
Walaa Cooperative Insurance Co. (a)	24,286	84,662
Wataniya Insurance Co. (a)	14,552	59,649
Yamama Cement Co. (a)	83,337	558,601
Yanbu Cement Co.	61,805	559,228
Zamil Industrial Investment Co. (a)	23,544	113,952
		22,398,682
SINGAPORE — 0.2%
Geo Energy Resources, Ltd. (b)	637,900	167,302
Grindrod Shipping Holdings, Ltd. (b)	12,316	211,219
Guan Chong Bhd	361,010	206,408

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Japfa, Ltd.	950,600	$406,415
Riverstone Holdings, Ltd.	221,000	117,511
		1,108,855
SOUTH AFRICA — 5.0%
Adcock Ingram Holdings, Ltd.	35,971	109,038
Advtech, Ltd.	524,347	554,353
AECI, Ltd.	34,003	198,092
Afrimat, Ltd.	79,614	274,573
ArcelorMittal South Africa, Ltd. (a)	255,288	91,939
Astral Foods, Ltd.	7,165	82,394
AVI, Ltd.	353,030	1,416,214
Barloworld, Ltd.	203,525	1,114,993
Cashbuild, Ltd.	14,186	212,948
Coronation Fund Managers, Ltd.	71,816	143,435
DataTec, Ltd.	45,806	115,169
Dis-Chem Pharmacies, Ltd. (c)	540,697	1,048,224
DRDGOLD, Ltd.	518,456	312,672
Equites Property Fund, Ltd. REIT	569,151	613,880
Fortress REIT, Ltd. Class A,	954,462	622,811
Fortress REIT, Ltd. Class B, (a)	1,211,802	262,591
Grindrod, Ltd.	1	1
Hosken Consolidated Investments, Ltd. (a)	13,041	122,852
Hudaco Industries, Ltd.	20,735	188,586
Hyprop Investments, Ltd. REIT (a)(b)	129,783	262,933
Investec Property Fund, Ltd. REIT	110,444	70,450
Italtile, Ltd. (b)	342,406	292,819
JSE, Ltd.	19,648	120,568
KAP Industrial Holdings, Ltd.	1,162,526	312,230
Lesaka Technologies, Inc. (a)(b)	14,097	72,459
Libstar Holdings, Ltd. (b)	400,207	128,252
Metair Investments, Ltd.	177,954	266,130
MiX Telematics, Ltd. ADR (b)	9,671	78,722
Motus Holdings, Ltd. (b)	167,197	1,092,024
Mpact, Ltd.	25,844	48,904
Murray & Roberts Holdings, Ltd. (a)(b)	302,067	207,432
Nampak, Ltd. (a)	210,714	28,297
Netcare, Ltd.	1,547,564	1,348,008
Ninety One, Ltd.	169,083	397,769
Oceana Group, Ltd. (b)	35,380	96,103
Omnia Holdings, Ltd.	127,563	565,848
Pick n Pay Stores, Ltd.	415,613	1,426,010
PPC, Ltd. (a)	762,974	133,663
PSG Group, Ltd. (a)	88,135	451,959
PSG Konsult, Ltd. (b)	265,524	190,117
Raubex Group, Ltd.	203,341	425,735
Redefine Properties, Ltd. REIT	5,075,906	1,137,102
Resilient REIT, Ltd.	383,167	1,249,430
Reunert, Ltd.	39,041	95,324
Security Description	Shares	Value
Royal Bafokeng Platinum, Ltd. (b)	174,701	$1,562,258
Santam, Ltd.	31,406	482,540
Sappi, Ltd. (a)(b)	513,321	1,687,622
Steinhoff International Holdings NV (a)	3,536,107	548,250
Stor-Age Property REIT, Ltd.	161,060	136,556
Sun International, Ltd. (a)(b)	96,349	169,203
Super Group, Ltd.	433,911	778,961
Telkom SA SOC, Ltd. (a)	345,576	771,204
Thungela Resources, Ltd. (b)	111,847	1,580,707
Transaction Capital, Ltd.	396,653	888,822
Truworths International, Ltd.	425,818	1,316,767
Tsogo Sun Gaming, Ltd. (a)	125,313	79,628
Vukile Property Fund, Ltd. REIT (b)	302,478	234,486
Wilson Bayly Holmes-Ovcon, Ltd.	23,293	114,997
		28,335,054
SPAIN — 0.0% (d)
AmRest Holdings SE (a)	57,871	232,727
TAIWAN — 28.1%
91APP, Inc. (a)	26,000	118,049
Abico Avy Co., Ltd.	84,000	56,078
Ability Opto-Electronics Technology Co., Ltd. (a)(b)	59,070	112,444
Abnova Corp.	30,000	37,786
AcBel Polytech, Inc. (b)	737,000	713,861
ACES Electronic Co., Ltd.	65,238	82,278
Actron Technology Corp.	34,877	177,707
ADATA Technology Co., Ltd. (b)	239,652	484,406
Addcn Technology Co., Ltd.	19,090	124,555
Adimmune Corp.	214,362	281,889
Adlink Technology, Inc.	22,000	41,879
Advanced Ceramic X Corp. (b)	51,642	319,576
Advanced International Multitech Co., Ltd.	78,805	204,874
Advanced Optoelectronic Technology, Inc. (a)	112,946	72,364
Advanced Power Electronics Corp. (b)	27,793	102,354
Advanced Wireless Semiconductor Co. (b)	88,426	252,786
Advancetek Enterprise Co., Ltd.	200,042	147,676
AGV Products Corp. (a)(b)	1,463,414	514,325
Alchip Technologies, Ltd. (b)	52,000	1,213,715
Alcor Micro Corp.	51,466	58,851
ALI Corp. (a)	138,943	107,244
All Ring Tech Co., Ltd.	36,802	100,380
Allied Circuit Co., Ltd.	23,750	97,050
Allied Supreme Corp.	6,000	50,549
Allis Electric Co., Ltd.	150,906	151,751
Alltop Technology Co., Ltd.	16,607	78,194
Alpha Networks, Inc. (b)	468,285	403,185

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Altek Corp.	213,516	$248,103
Amazing Microelectronic Corp.	40,545	154,088
Ambassador Hotel (a)	44,000	48,020
AMPACS Corp.	61,412	75,491
AmTRAN Technology Co., Ltd. (b)	846,088	359,965
Amulaire Thermal Technology, Inc.	50,201	54,281
Andes Technology Corp.	21,089	178,381
Anpec Electronics Corp.	32,582	156,152
AP Memory Technology Corp. (b)	88,324	620,839
APCB, Inc.	167,684	101,230
Apex Biotechnology Corp.	67,000	60,840
Apex International Co., Ltd.	98,366	229,262
Applied BioCode Corp. (a)(b)	36,000	37,776
Arcadyan Technology Corp. (a)(b)	192,318	776,167
Ardentec Corp.	241,083	291,082
Argosy Research, Inc.	37,368	86,968
Asia Optical Co., Inc. (b)	202,540	420,291
Asia Pacific Telecom Co., Ltd. (a)	1,447,995	355,504
Asia Polymer Corp. (b)	567,020	537,776
Asia Vital Components Co., Ltd. (b)	159,527	499,503
ASIX Electronics Corp.	20,703	87,732
ASROCK, Inc.	30,801	112,913
Aten International Co., Ltd.	179,000	461,143
Auden Techno Corp. (b)	23,861	95,898
AURAS Technology Co., Ltd. (b)	48,227	257,894
Avermedia Technologies	40,000	28,856
Bafang Yunji International Co., Ltd.	33,661	184,531
Bank of Kaohsiung Co., Ltd.	1,214	555
Baotek Industrial Materials, Ltd. (a)	93,100	92,369
Basso Industry Corp.	110,800	166,758
BenQ Materials Corp. (b)	107,822	113,865
BES Engineering Corp.	2,485,356	723,870
Biostar Microtech International Corp. (b)	134,251	66,824
Bioteque Corp.	26,729	97,087
Bizlink Holding, Inc.	78,764	817,216
Bora Pharmaceuticals Co., Ltd.	23,553	210,708
Brave C&H Supply Co., Ltd.	14,000	33,666
Brighton-Best International Taiwan, Inc.	271,227	320,636
Brogent Technologies, Inc. (a)	35,136	126,442
Browave Corp. (b)	71,337	105,565
C Sun Manufacturing, Ltd.	71,187	104,146
Calin Technology Co., Ltd. (a)	65,317	88,749
Capital Securities Corp.	2,126,771	1,001,389
Career Technology MFG. Co., Ltd.	279,943	208,544
Cashbox Partyworld Co., Ltd.	36,020	104,183
Security Description	Shares	Value
Caswell, Inc.	45,166	$123,345
Cathay Real Estate Development Co., Ltd.	722,332	421,493
Center Laboratories, Inc. (b)	309,919	627,478
Central Reinsurance Co., Ltd.	106,126	91,908
Century Iron & Steel Industrial Co., Ltd. (b)	87,000	323,322
Chang Wah Electromaterials, Inc.	614,190	688,894
Chang Wah Technology Co., Ltd.	50,000	126,457
Channel Well Technology Co., Ltd.	115,937	127,504
Charoen Pokphand Enterprise	174,675	475,262
Cheng Loong Corp. (b)	866,128	758,829
Cheng Mei Materials Technology Corp. (a)(b)	378,856	129,328
Cheng Uei Precision Industry Co., Ltd. (b)	328,915	365,602
Chia Chang Co., Ltd.	82,000	109,210
Chia Hsin Cement Corp.	419,867	255,590
Chicony Power Technology Co., Ltd.	40,000	94,035
Chief Telecom, Inc.	7,000	65,919
Chieftek Precision Co., Ltd.	52,061	132,195
China Bills Finance Corp.	795,394	448,075
China Chemical & Pharmaceutical Co., Ltd.	640,000	475,692
China Electric Manufacturing Corp. (b)	64,000	42,941
China General Plastics Corp.	196,557	202,285
China Man-Made Fiber Corp. (b)	1,817,828	486,042
China Metal Products	172,727	185,022
China Motor Corp.	218,000	455,305
China Petrochemical Development Corp. (b)	2,149,225	693,916
China Steel Chemical Corp.	144,000	564,212
China Steel Structure Co., Ltd. (b)	74,808	139,132
Chinese Maritime Transport, Ltd.	50,832	71,803
Chin-Poon Industrial Co., Ltd. (b)	199,000	195,764
Chipbond Technology Corp. (b)	534,000	1,065,001
ChipMOS Techinologies, Inc. (b)	293,875	365,200
CHO Pharma, Inc. (a)	68,080	390,389
Chong Hong Construction Co., Ltd.	252,275	621,917
Chun YU Works & Co., Ltd.	115,738	95,561
Chun Yuan Steel Industry Co., Ltd.	298,034	160,376
Chung Hwa Pulp Corp. (a)(b)	316,488	197,981
Chung Lien Co., Ltd.	17,000	35,391
Chung-Hsin Electric & Machinery Manufacturing Corp.	238,461	441,899

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	34,723	$61,427
Chunghwa Precision Test Tech Co., Ltd.	11,000	150,941
Cleanaway Co., Ltd.	29,000	168,245
Clevo Co.	329,212	346,003
CMC Magnetics Corp.	1,158,263	298,004
Compeq Manufacturing Co., Ltd.	719,193	1,049,758
Concord Securities Co., Ltd.	289,594	120,772
Concraft Holding Co., Ltd.	42,000	25,779
Continental Holdings Corp.	411,233	360,979
Coremax Corp.	43,516	186,601
Coretronic Corp.	384,652	649,420
Co-Tech Development Corp. (b)	110,511	168,181
CSBC Corp. Taiwan (a)	377,717	227,391
CTCI Corp.	465,000	702,188
Cub Elecparts, Inc.	20,001	87,784
CyberTAN Technology, Inc. (b)	198,000	183,127
Cypress Technology Co., Ltd.	49,523	95,936
DA CIN Construction Co., Ltd.	102,682	101,012
Dadi Early-Childhood Education Group, Ltd.	8,000	30,807
Da-Li Development Co., Ltd. (a)	110,246	111,049
Darfon Electronics Corp.	132,000	179,575
Darwin Precisions Corp. (a)	404,576	131,713
Delpha Construction Co., Ltd. (a)	95,000	46,648
Dimerco Express Corp.	74,633	175,956
D-Link Corp.	722,390	352,285
Dynamic Electronics Co., Ltd.	151,189	124,069
Dynapack International Technology Corp. (b)	167,000	400,461
E&R Engineering Corp.	41,393	92,855
Eastern Media International Corp. (b)	131,350	96,082
eCloudvalley Digital Technology Co., Ltd.	17,908	141,838
Egis Technology, Inc.	49,000	148,318
EirGenix, Inc. (a)	138,977	418,331
Elan Microelectronics Corp.	267,029	1,252,814
E-Lead Electronic Co., Ltd. (a)(b)	85,145	213,052
Elite Advanced Laser Corp.	92,600	127,688
Elite Semiconductor Microelectronics Technology, Inc. (b)	258,674	772,538
Elitegroup Computer Systems Co., Ltd.	261,147	186,198
Energenesis Biomedical Co., Ltd. (a)	15,223	19,379
Ennoconn Corp.	21,311	153,381
Episil Technologies, Inc. (a)(b)	152,501	574,440
Episil-Precision, Inc.	40,347	113,713
Eternal Materials Co., Ltd. (b)	884,805	962,666
Security Description	Shares	Value
Etron Technology, Inc. (a)(b)	162,671	$300,903
Ever Fortune AI Co., Ltd. (a)	45,822	137,157
Ever Supreme Bio Technology Co., Ltd. (b)	22,830	134,369
Everest Textile Co., Ltd. (a)	417,658	104,367
Evergreen International Storage & Transport Corp. (b)	367,214	353,215
EVERGREEN Steel Corp.	105,445	213,844
Everlight Chemical Industrial Corp. (b)	541,304	349,540
Everlight Electronics Co., Ltd.	423,000	586,838
Everspring Industry Co., Ltd. (a)(b)	127,124	73,324
Excelliance Mos Corp.	8,000	38,206
Excelsior Medical Co., Ltd. (b)	151,432	345,813
Far Eastern Department Stores, Ltd.	715,490	481,269
Far Eastern International Bank	3,242,893	1,226,985
Faraday Technology Corp.	207,385	1,332,185
Farglory F T Z Investment Holding Co., Ltd.	81,221	134,669
Farglory Land Development Co., Ltd.	226,464	476,790
Federal Corp.	239,806	153,642
Feng Hsin Steel Co., Ltd.	363,270	835,679
Firich Enterprises Co., Ltd. (b)	121,291	113,608
First Copper Technology Co., Ltd.	86,756	85,637
First Steamship Co., Ltd. (a)	342,000	109,501
FIT Holding Co., Ltd. (b)	148,533	157,358
FIT Hon Teng, Ltd. (a)(c)	1,054,987	143,857
Fitipower Integrated Technology, Inc. (b)	79,151	359,372
Fittech Co., Ltd.	37,117	156,664
FLEXium Interconnect, Inc.	253,099	737,161
FocalTech Systems Co., Ltd. (b)	140,405	424,990
Forcecon Tech Co., Ltd.	53,433	109,801
Foresee Pharmaceuticals Co., Ltd. (a)	69,127	298,748
Formosa International Hotels Corp.	41,562	232,038
Formosa Laboratories, Inc. (a)	58,724	99,738
Formosa Taffeta Co., Ltd. (b)	665,000	596,036
Formosan Rubber Group, Inc.	345,610	245,258
Formosan Union Chemical	176,409	140,612
Fortune Electric Co., Ltd. (b)	128,330	153,866
Fositek Corp.	28,546	155,530
Foxsemicon Integrated Technology, Inc.	61,050	366,503
Froch Enterprise Co., Ltd. (b)	108,799	85,441
Fulgent Sun International Holding Co., Ltd.	98,082	570,676
Fulltech Fiber Glass Corp. (a)	227,814	97,689
Fusheng Precision Co., Ltd.	77,364	496,966
Fwusow Industry Co., Ltd. (b)	153,805	106,559
G Shank Enterprise Co., Ltd.	75,548	112,305

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
G Tech Optoelectronics Corp. (a)	117,235	$70,577
Gallant Precision Machining Co., Ltd.	81,375	70,199
GEM Services Inc/Tw	25,879	69,107
Gemtek Technology Corp.	433,234	422,546
General Interface Solution Holding, Ltd.	157,416	405,009
GeneReach Biotechnology Corp. (b)	16,000	47,031
Genesys Logic, Inc. (b)	50,553	253,330
Genius Electronic Optical Co., Ltd. (b)	73,972	911,791
Getac Holdings Corp.	247,000	335,193
Gigabyte Technology Co., Ltd.	440,000	1,312,594
Gigasolar Materials Corp.	24,675	128,215
Gigastorage Corp. (a)	139,446	102,004
Global Brands Manufacture, Ltd.	147,608	141,981
Global Lighting Technologies, Inc.	30,000	59,327
Global Mixed Mode Technology, Inc.	36,860	188,431
Global PMX Co., Ltd.	53,412	274,843
Global Unichip Corp. (b)	79,669	1,288,809
Gloria Material Technology Corp. (b)	253,909	214,341
Gold Circuit Electronics, Ltd.	242,904	621,689
Golden Biotechnology Corp. (a)	86,696	374,676
Goldsun Building Materials Co., Ltd.	1,216,044	932,477
Gongwin Biopharm Holdings Co., Ltd. (a)	39,121	380,901
Gourmet Master Co., Ltd.	39,000	144,938
Grand Pacific Petrochemical (b)	826,000	630,609
Grand Process Technology Corp.	11,181	86,865
Grape King Bio, Ltd.	87,000	390,620
Great Wall Enterprise Co., Ltd.	554,623	886,957
Greatek Electronics, Inc.	162,474	340,975
Gudeng Precision Industrial Co., Ltd.	38,175	274,756
Hai Kwang Enterprise Corp. (b)	74,529	50,006
Hannstar Board Corp.	208,674	222,124
HannStar Display Corp. (b)	2,017,599	688,739
HannsTouch Solution, Inc.	253,987	85,250
Harvatek Corp.	100,969	68,086
Hey Song Corp.	82,000	95,973
Hiwin Mikrosystem Corp.	46,000	142,331
Hiyes International Co., Ltd.	29,688	89,962
Ho Tung Chemical Corp.	1,254,351	384,740
Holtek Semiconductor, Inc. (b)	94,648	273,119
Holy Stone Enterprise Co., Ltd.	99,000	331,293
Hong TAI Electric Industrial	136,559	98,056
Hong YI Fiber Industry Co. (b)	120,985	87,483
Security Description	Shares	Value
Horizon Securities Co., Ltd.	147,757	$64,850
Hota Industrial Manufacturing Co., Ltd. (b)	91,106	187,522
Hotai Finance Co., Ltd.	66,261	223,964
Hsin Kuang Steel Co., Ltd. (b)	151,000	201,360
Hsin Yung Chien Co., Ltd.	26,547	108,479
HTC Corp. (a)(b)	484,515	796,838
Hu Lane Associate, Inc.	48,527	205,640
HUA ENG Wire & Cable Co., Ltd. (b)	252,429	143,476
Huaku Development Co., Ltd.	158,260	472,648
Huang Hsiang Construction Corp.	144,000	202,438
Hung Ching Development & Construction Co., Ltd.	123,644	99,594
Ibase Technology, Inc. (b)	341,817	734,596
IBF Financial Holdings Co., Ltd.	2,314,489	1,132,588
Ichia Technologies, Inc.	192,709	94,950
I-Chiun Precision Industry Co., Ltd. (b)	105,429	99,282
Innodisk Corp.	43,205	236,125
Inpaq Technology Co., Ltd. (b)	63,370	100,596
Insyde Software Corp.	37,099	91,458
Intai Technology Corp.	24,000	69,820
Integrated Service Technology, Inc. (a)	59,083	99,950
International CSRC Investment Holdings Co.	803,767	523,076
International Games System Co., Ltd.	38,000	953,403
Iron Force Industrial Co., Ltd.	14,000	31,217
ITE Technology, Inc. (b)	258,992	694,222
ITEQ Corp. (b)	151,640	366,178
Jarllytec Co., Ltd.	30,000	61,950
Jentech Precision Industrial Co., Ltd.	44,339	498,811
Jess-Link Products Co., Ltd.	81,000	100,387
Jih Lin Technology Co., Ltd.	29,885	91,866
Jih Sun Financial Holdings Co., Ltd.	112,000	45,955
Jiin Yeeh Ding Enterprise Co., Ltd. (b)	71,810	71,367
JMicron Technology Corp. (a)	31,791	110,127
Johnson Health Tech Co., Ltd.	91,121	167,020
K Laser Technology, Inc.	130,885	82,316
Kaimei Electronic Corp.	70,438	118,330
KEE TAI Properties Co., Ltd. (b)	784,076	333,582
Kenda Rubber Industrial Co., Ltd. (b)	686,579	798,952
Kenmec Mechanical Engineering Co., Ltd.	161,313	164,658
Kerry TJ Logistics Co., Ltd. (b)	205,000	276,473
Keystone Microtech Corp.	15,586	106,935
Kindom Development Co., Ltd.	197,327	216,351
King Slide Works Co., Ltd.	59,000	809,592

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
King Yuan Electronics Co., Ltd.	959,656	$1,291,010
King's Town Bank Co., Ltd.	748,000	890,551
Kinik Co.	78,869	387,269
Kinko Optical Co., Ltd. (a)	143,338	132,812
Kinpo Electronics (b)	1,484,371	651,489
KMC Kuei Meng International, Inc.	43,220	240,567
KNH Enterprise Co., Ltd.	59,000	33,634
KS Terminals, Inc.	69,712	171,856
Kung Sing Engineering Corp.	331,724	76,980
Kuo Toong International Co., Ltd.	199,917	119,008
Kuo Yang Construction Co., Ltd. (b)	330,662	209,628
L&K Engineering Co., Ltd.	66,000	66,037
Land Mark Optoelectronics Corp.	43,526	169,809
Leadtrend Technology Corp.	22,033	60,763
Lealea Enterprise Co., Ltd. (a)	182,000	63,353
Leatec Fine Ceramics Co., Ltd. (a)	102,389	61,467
LEE CHI Enterprises Co., Ltd. (b)	119,648	89,937
Lelon Electronics Corp.	45,818	83,212
Li Peng Enterprise Co., Ltd. (a)	547,985	141,726
Lian HWA Food Corp.	39,698	118,159
Lin BioScience, Inc. (a)	44,433	298,875
Lingsen Precision Industries, Ltd. (a)(b)	799,694	442,429
Lion Travel Service Co., Ltd. (a)	33,542	106,830
Liton Technology Corp.	52,551	56,557
Long Da Construction & Development Corp.	143,846	105,223
Longchen Paper & Packaging Co., Ltd. (b)	302,663	171,010
Longwell Co. (b)	203,000	348,193
Lotes Co., Ltd.	75,418	1,694,359
Lotus Pharmaceutical Co., Ltd. (b)	75,905	391,862
Lumax International Corp., Ltd.	147,322	344,850
Lumosa Therapeutics Co., Ltd. (a)	35,000	42,965
Lung Yen Life Service Corp.	31,000	44,467
M31 Technology Corp.	10,299	81,225
Macauto Industrial Co., Ltd.	43,114	93,526
Machvision, Inc.	6,915	32,210
Macroblock, Inc.	21,381	86,291
Makalot Industrial Co., Ltd. (b)	132,472	628,199
Marketech International Corp.	42,750	159,593
Materials Analysis Technology, Inc.	20,053	74,524
Mayer Steel Pipe Corp.	87,796	61,417
Mechema Chemicals International Corp. (b)	37,803	158,289
Medigen Biotechnology Corp. (a)	88,000	126,968
Security Description	Shares	Value
Mercuries & Associates Holding, Ltd.	546,505	$359,331
Mercuries Life Insurance Co., Ltd. (a)(b)	814,895	195,683
Merry Electronics Co., Ltd.	95,640	247,355
Microbio Co., Ltd. (b)	258,674	488,926
Microelectronics Technology, Inc. (a)	108,145	200,770
MIN AIK Technology Co., Ltd. (a)	125,736	79,712
Mirle Automation Corp.	282,331	371,744
Mitac Holdings Corp. (b)	1,028,544	949,553
MOSA Industrial Corp.	111,800	110,358
Mosel Vitelic, Inc.	64,289	82,379
Motech Industries, Inc. (b)	195,982	197,079
MPI Corp.	44,095	126,204
MSSCORPS Co., Ltd.	8,158	37,589
Mycenax Biotech, Inc. (a)	108,106	145,797
Nak Sealing Technologies Corp.	43,102	121,187
Namchow Holdings Co., Ltd.	67,215	103,309
Nan Kang Rubber Tire Co., Ltd. (a)(b)	482,204	619,510
Nan Liu Enterprise Co., Ltd.	17,000	49,113
Nantex Industry Co., Ltd. (b)	252,504	361,345
Netronix, Inc.	55,228	114,789
Nichidenbo Corp.	89,000	151,159
Nidec Chaun-Choung Technology Corp.	34,000	118,923
Nuvoton Technology Corp. (b)	110,810	506,841
O-Bank Co., Ltd.	1,051,970	307,806
OBI Pharma, Inc. (a)	89,580	293,744
Optimax Technology Corp. (a)	159,656	83,228
Orient Semiconductor Electronics, Ltd. (a)	357,704	193,087
Oriental Union Chemical Corp. (a)	688,500	433,012
O-TA Precision Industry Co., Ltd.	34,105	122,158
Pan Jit International, Inc. (b)	220,000	466,141
Pan-International Industrial Corp.	485,539	607,465
Panion & BF Biotech, Inc.	53,785	217,068
PChome Online, Inc.	62,394	144,583
Pegavision Corp.	19,882	279,505
PharmaEngine, Inc.	20,000	59,260
Pharmally International Holding Co., Ltd. (a)(e)	38,461	—
Phihong Technology Co., Ltd. (a)(b)	180,099	205,942
Phoenix Silicon International Corp. (b)	65,242	138,894
Phytohealth Corp. (a)	399,493	252,593
Pixart Imaging, Inc.	105,060	341,679
Polaris Group/Tw (a)	240,853	935,595
Polytronics Technology Corp. (b)	35,266	79,229

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Poya International Co., Ltd.	47,689	$506,826
President Securities Corp. (b)	1,378,604	867,032
Primax Electronics, Ltd.	393,000	816,836
Prince Housing & Development Corp.	1,454,996	582,321
Princeton Technology Corp. (a)	95,988	103,143
Pro Hawk Corp.	8,000	47,489
Promate Electronic Co., Ltd. (b)	346,000	483,505
Prosperity Dielectrics Co., Ltd. (b)	68,000	90,793
Quanta Storage, Inc.	42,000	52,476
Quintain Steel Co., Ltd.	120,473	53,483
Radiant Opto-Electronics Corp. (b)	369,331	1,078,175
Radium Life Tech Co., Ltd.	352,981	110,761
Rafael Microelectronics, Inc.	8,000	37,533
Raydium Semiconductor Corp.	33,349	389,755
RDC Semiconductor Co., Ltd. (a)	38,737	426,669
Rexon Industrial Corp., Ltd. (b)	115,000	103,654
Rich Development Co., Ltd.	162,000	46,584
RichWave Technology Corp.	49,149	261,171
Ritek Corp. (a)	401,693	103,350
Roo Hsing Co., Ltd. (a)	34,000	5,569
Ruentex Engineering & Construction Co.	39,526	136,922
Sampo Corp.	675,221	673,325
Sanyang Motor Co., Ltd.	789,945	936,505
Savior Lifetec Corp.	76,500	45,282
SCI Pharmtech, Inc.	35,218	96,533
Scientech Corp.	40,639	97,041
SciVision Biotech, Inc.	11,000	14,983
SDI Corp. (b)	102,570	450,179
Sea Sonic Electronics Co., Ltd.	29,592	52,748
Senhwa Biosciences, Inc. (a)	46,000	107,677
Sensortek Technology Corp.	14,000	128,777
Sercomm Corp.	229,000	624,612
Sesoda Corp. (b)	98,914	150,699
Sheng Yu Steel Co., Ltd.	66,906	58,392
ShenMao Technology, Inc. (b)	60,853	111,950
Shih Wei Navigation Co., Ltd. (a)(b)	92,876	98,238
Shihlin Paper Corp. (a)	139,558	266,129
Shin Foong Specialty & Applied Materials Co., Ltd.	36,188	103,087
Shin Zu Shing Co., Ltd.	123,464	339,247
Shinfox Energy Co., Ltd.	27,070	85,306
Shining Building Business Co., Ltd. (a)	257,127	82,067
Shinkong Insurance Co., Ltd.	357,841	624,614
Shinkong Synthetic Fibers Corp. (b)	1,782,796	1,088,259
Shiny Chemical Industrial Co., Ltd.	55,767	282,272
Shun On Electronic Co., Ltd. (a)	55,030	55,893
Security Description	Shares	Value
Shuttle, Inc. (a)	87,000	$36,282
Sigurd Microelectronics Corp.	564,144	984,717
Silicon Integrated Systems Corp. (b)	803,793	519,038
Sinbon Electronics Co., Ltd. (b)	204,444	1,746,474
Sincere Navigation Corp. (b)	209,709	143,880
Sinmag Equipment Corp.	37,271	113,943
Sinon Corp. (b)	657,662	679,040
Sinphar Pharmaceutical Co., Ltd. (b)	259,879	260,023
Sinyi Realty, Inc.	635,828	651,150
Sirtec International Co., Ltd.	54,000	42,952
Sitronix Technology Corp. (b)	72,000	484,302
Softstar Entertainment, Inc.	45,504	115,545
Soft-World International Corp.	103,848	268,932
Solar Applied Materials Technology Corp. (b)	319,736	439,814
Sonix Technology Co., Ltd.	70,123	158,012
Speed Tech Corp.	32,000	57,148
Sporton International, Inc.	49,685	292,427
St Shine Optical Co., Ltd.	37,000	327,274
Standard Foods Corp.	252,000	394,525
Sunny Friend Environmental Technology Co., Ltd.	37,447	248,736
Sunonwealth Electric Machine Industry Co., Ltd.	80,000	89,596
Sunplus Technology Co., Ltd. (b)	266,747	276,763
Sunspring Metal Corp.	135,380	105,860
Superalloy Industrial Co., Ltd.	173,782	344,835
Supreme Electronics Co., Ltd. (a)	69,679	98,542
Swancor Holding Co., Ltd.	25,000	101,737
Symtek Automation Asia Co., Ltd.	23,746	67,165
Syncmold Enterprise Corp.	48,932	109,932
SyneuRx International Taiwan Corp. (a)	36,720	87,930
Sysgration (a)	126,760	177,776
Systex Corp.	281,000	673,829
T3EX Global Holdings Corp. (b)	49,518	143,557
Ta Liang Technology Co., Ltd.	42,008	80,531
Ta Ya Electric Wire & Cable (b)	382,481	333,168
Taichung Commercial Bank Co., Ltd.	2,546,132	1,160,310
TaiDoc Technology Corp.	30,294	197,148
Taiflex Scientific Co., Ltd. (b)	310,699	465,523
Taigen Biopharmaceuticals Holdings, Ltd. (a)	244,000	139,506
TaiMed Biologics, Inc. (a)(b)	83,000	173,071
Tainan Spinning Co., Ltd.	1,201,105	775,597
Tainergy Tech Co., Ltd. (a)	108,569	122,322
TaiSol Electronics Co., Ltd.	32,000	39,282
Taisun Enterprise Co., Ltd. (b)	694,549	712,454
Taita Chemical Co., Ltd. (b)	90,613	84,721

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
TAI-TECH Advanced Electronics Co., Ltd.	40,474	$122,238
Taiwan Chinsan Electronic Industrial Co., Ltd.	18,000	22,581
Taiwan Cogeneration Corp.	690,469	871,983
Taiwan Fertilizer Co., Ltd.	486,000	1,044,458
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	45,020
Taiwan Hon Chuan Enterprise Co., Ltd.	222,218	568,745
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	85,148	113,546
Taiwan Mask Corp. (b)	96,778	237,278
Taiwan Navigation Co., Ltd.	87,000	84,269
Taiwan Paiho, Ltd.	175,000	404,930
Taiwan PCB Techvest Co., Ltd.	38,000	48,820
Taiwan Sakura Corp.	65,283	131,956
Taiwan Secom Co., Ltd.	277,961	948,864
Taiwan Semiconductor Co., Ltd. (b)	142,000	339,556
Taiwan Shin Kong Security Co., Ltd.	93,470	125,744
Taiwan Styrene Monomer	263,373	127,109
Taiwan Surface Mounting Technology Corp.	238,308	724,538
Taiwan TEA Corp. (a)	437,616	284,792
Taiwan Union Technology Corp. (b)	195,000	366,607
Taiwan-Asia Semiconductor Corp. (b)	263,900	378,984
Taiyen Biotech Co., Ltd.	343,979	386,396
Tanvex BioPharma, Inc. (a)	105,636	239,101
TCI Co., Ltd.	58,672	304,869
Tehmag Foods Corp.	5,000	43,049
Test Rite International Co., Ltd.	435,896	317,391
Thermaltake Technology Co., Ltd.	60,707	54,207
Thinking Electronic Industrial Co., Ltd.	41,573	174,074
Thye Ming Industrial Co., Ltd. (b)	206,974	284,704
Tien Li Offshore Wind Technology Co., Ltd. (a)	64,361	110,394
Ton Yi Industrial Corp.	736,000	361,397
Tong Hsing Electronic Industries, Ltd.	112,517	760,621
Tong Yang Industry Co., Ltd.	347,872	577,378
Topco Scientific Co., Ltd.	245,299	1,138,489
Topkey Corp.	73,033	315,629
TPK Holding Co., Ltd.	94,000	109,543
Transcend Information, Inc.	149,484	347,398
Transcom, Inc.	21,020	92,257
Tsann Kuen Enterprise Co., Ltd.	64,425	67,169
TSC Auto ID Technology Co., Ltd.	14,305	84,915
TSEC Corp. (a)(b)	224,848	245,769
Security Description	Shares	Value
TSRC Corp.	675,028	$673,132
Ttet Union Corp.	17,584	89,595
TTY Biopharm Co., Ltd.	216,436	522,646
Tul Corp.	24,343	61,485
Tung Ho Steel Enterprise Corp. (b)	450,392	786,162
Tung Thih Electronic Co., Ltd. (b)	46,475	239,147
TURVO International Co., Ltd.	37,245	154,700
TXC Corp. (b)	350,080	1,067,895
Tyntek Corp.	144,667	93,417
U-Ming Marine Transport Corp. (b)	433,000	597,799
Union Bank Of Taiwan (a)	1,128,257	580,568
Unitech Printed Circuit Board Corp. (a)	382,880	215,691
United Integrated Services Co., Ltd.	108,183	536,667
United Orthopedic Corp.	93,000	88,985
United Renewable Energy Co., Ltd. (a)	906,952	689,361
Unity Opto Technology Co., Ltd. (e)	771,307	—
Universal Cement Corp.	66,000	48,834
Universal Microwave Technology, Inc.	40,963	210,095
Universal Vision Biotechnology Co., Ltd.	29,068	278,621
Unizyx Holding Corp. (b)	516,694	462,242
UPC Technology Corp.	992,632	524,133
UPI Semiconductor Corp. (a)(b)	25,069	380,670
Userjoy Technology Co., Ltd.	30,891	78,959
USI Corp. (b)	1,012,590	842,874
Utechzone Co., Ltd.	48,244	123,800
VIA Labs, Inc.	18,650	160,573
Via Technologies, Inc.	131,000	210,377
Viking Tech Corp.	66,313	132,923
Visco Vision, Inc.	10,469	72,003
Visual Photonics Epitaxy Co., Ltd. (b)	181,371	439,192
Vizionfocus, Inc. (a)	10,336	33,372
Wafer Works Corp. (b)	440,536	711,916
Wah Lee Industrial Corp.	67,620	191,943
Walton Advanced Engineering, Inc.	160,184	65,725
WEI Chih Steel Industrial Co., Ltd. (a)(b)	86,980	72,694
Wei Chuan Foods Corp.	491,899	334,181
Weikeng Industrial Co., Ltd.	110,998	103,407
Weltrend Semiconductor	81,619	150,976
WinWay Technology Co., Ltd.	12,000	146,501
Wistron NeWeb Corp.	269,249	626,634
Wowprime Corp. (b)	47,354	195,892
WT Microelectronics Co., Ltd.	299,090	674,961
WUS Printed Circuit Co., Ltd.	174,187	169,011
XinTec, Inc. (b)	103,000	445,138

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Xxentria Technology Materials Corp.	85,000	$182,387
Yankey Engineering Co., Ltd.	11,599	66,512
YC INOX Co., Ltd.	201,770	181,524
Yem Chio Co., Ltd.	236,629	118,977
Yieh United Steel Corp. (a)	495,481	136,645
Young Optics, Inc. (a)	59,000	136,321
Yulon Motor Co., Ltd.	424,115	673,255
YungShin Global Holding Corp.	37,000	50,398
Zeng Hsing Industrial Co., Ltd.	21,662	101,267
Zenitron Corp.	417,348	466,707
Zig Sheng Industrial Co., Ltd. (b)	270,260	102,256
ZillTek Technology Corp.	18,727	140,137
Zinwell Corp. (a)	70,000	39,316
		159,069,719
THAILAND — 5.2%
AAPICO Hitech PCL NVDR	232,645	144,108
Absolute Clean Energy PCL (b)	412,700	32,918
AEON Thana Sinsap Thailand PCL NVDR (b)	66,354	323,747
Amata Corp. PCL	147,500	76,347
AP Thailand PCL NVDR	1,478,123	418,080
Asia Plus Group Holdings PCL NVDR (b)	1,555,255	138,128
Asia Sermkij Leasing PCL (b)	169,044	151,807
Asiasoft Corp. PCL NVDR (b)	220,499	85,443
Bangchak Corp. PCL NVDR	424,428	375,149
Bangkok Airways PCL NVDR (a)(b)	1,009,059	311,094
Bangkok Aviation Fuel Services PCL NVDR (a)	515,919	419,535
Bangkok Chain Hospital PCL NVDR	928,834	491,280
Bangkok Commercial Asset Management PCL NVDR (b)	1,331,245	655,174
Bangkok Life Assurance PCL NVDR (b)	458,154	521,587
Banpu Power PCL NVDR (b)	591,971	239,434
BCPG PCL	410,800	126,650
BEC World PCL NVDR	256,700	100,923
Beyond Securities PC NVDR (a)(b)	1,119,276	373,567
Cal-Comp Electronics Thailand PCL NVDR	1,598,146	105,775
Central Plaza Hotel PCL NVDR (a)	591,847	736,565
CH Karnchang PCL NVDR (b)	677,292	386,969
Chayo Group PCL NVDR (b)	511,097	161,909
Chularat Hospital PCL NVDR	6,498,569	680,094
CK Power PCL NVDR (b)	2,082,848	326,964
CPN Retail Growth Leasehold REIT	857,500	460,826
Dhipaya Group Holdings PCL NVDR	209,980	363,775
Dohome PCL NVDR (b)	511,951	249,061
Security Description	Shares	Value
Dynasty Ceramic PCL NVDR (b)	3,135,161	$250,068
Eastern Polymer Group PCL NVDR	712,148	188,335
Eastern Water Resources Development and Management PCL NVDR	801,734	142,863
Esso Thailand PCL NVDR (a)	183,800	60,305
Exotic Food PCL NVDR	164,478	69,783
Forth Corp. PCL NVDR (b)	369,668	439,147
Forth Smart Service PCL	491,572	260,003
Frasers Property Thailand Industrial Freehold & Leasehold REIT	354,370	109,253
Gunkul Engineering PCL NVDR (b)	5,105,904	815,963
Hana Microelectronics PCL NVDR (b)	436,867	503,531
Ichitan Group PCL NVDR (b)	780,180	175,433
IMPACT Growth Real Estate Investment Trust	334,200	147,462
Inter Far East Energy Corp. NVDR (a)(e)	283,900	—
International Engineering PCL (e)	63,855,934	—
Italian-Thai Development PCL NVDR (a)	2,691,459	164,434
Jay Mart PCL	168,210	242,645
JMT Network Services PCL NVDR	552,109	1,143,883
JWD Infologistics PCL NVDR	433,572	169,235
KGI Securities Thailand PCL NVDR	1,012,946	139,242
Khon Kaen Sugar Industry PCL	424,800	44,457
Kiatnakin Phatra Bank PCL NVDR	417,204	731,626
Lotus's Retail Growth Freehold & Leasehold Property Fund	1,616,400	626,352
Major Cineplex Group PCL NVDR (b)	756,221	470,566
MC Group PCL NVDR (b)	248,000	66,288
MCS Steel PCL NVDR	339,784	111,483
Mega Lifesciences PCL	181,200	258,821
MK Restaurants Group PCL NVDR	305,706	451,793
Nex Point Parts PCL NVDR (a)(b)	524,811	255,317
Next Capital PCL NVDR (a)	476,506	65,502
Noble Development PCL NVDR (b)	852,547	113,335
Northeast Rubber PCL	462,496	79,143
NR Instant Produce PCL NVDR	587,670	103,056
Origin Property PCL NVDR (b)	1,147,379	327,776
Plan B Media Pcl NVDR (a)(b)	1,048,800	194,305
Polyplex Thailand PCL (b)	180,000	115,062
Precious Shipping PCL	668,700	348,015
Prima Marine PCL NVDR (b)	1,473,963	231,382

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
PTG Energy PCL NVDR	384,100	$146,665
R&B Food Supply PCL	187,100	82,027
Rajthanee Hospital PCL NVDR	160,211	164,267
Ratch Group PCL NVDR	478,056	517,201
Ratchthani Leasing PCL NVDR (b)	2,362,265	268,599
Regional Container Lines PCL (b)	186,352	202,929
Rojana Industrial Park PCL NVDR	779,754	131,227
RS PCL NVDR (b)	454,464	195,385
S Hotels & Resorts PCL NVDR (a)	2,399,913	300,032
Sabuy Technology PCL NVDR (b)	366,664	199,122
Saksiam Leasing PCL NVDR	1,083,547	229,857
Sermsang Power Corp. Co., Ltd. NVDR	395,556	104,609
Siam City Cement PCL NVDR	67,273	287,321
Siamgas & Petrochemicals PCL NVDR (b)	903,183	286,117
Singer Thailand PCL	27,100	33,918
Singer Thailand PCL NVDR (b)	190,235	238,096
SiS Distribution Thailand PCL	112,963	84,670
Somboon Advance Technology PCL NVDR	351,789	181,093
SPCG PCL NVDR (b)	539,205	240,968
Sri Trang Agro-Industry PCL NVDR (b)	805,487	482,996
Star Petroleum Refining PCL (b)	1,668,605	571,068
STARK Corp. PCL NVDR (a)(b)	2,815,625	344,039
Stars Microelectronics Thailand PCL NVDR	569,840	67,694
Supalai PCL NVDR	1,045,600	550,082
Super Energy Corp. PCL NVDR	6,888,600	146,131
SVI PCL	426,940	85,134
Synnex Thailand PCL	214,673	110,509
Thai Vegetable Oil PCL NVDR	510,300	454,658
Thaicom PCL NVDR	302,279	76,948
Thanachart Capital PCL NVDR	90,000	96,097
Thonburi Healthcare Group PCL NVDR	323,143	562,107
Thoresen Thai Agencies PCL (b)	1,287,087	320,361
Tipco Asphalt PCL NVDR	802,663	363,247
TQM Corp. PCL NVDR	222,732	311,844
TTW PCL NVDR	1,264,376	379,080
United Paper PCL	80,600	37,388
Vanachai Group PCL NVDR	644,801	136,784
VGI PCL NVDR (b)	5,054,665	711,985
Vibhavadi Medical Center PCL NVDR	2,744,900	189,437
WHA Corp. PCL NVDR	7,022,939	607,840
Security Description	Shares	Value
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	613,723	$175,325
WHA Utilities and Power PCL NVDR (b)	1,749,023	189,966
Workpoint Entertainment PCL NVDR (b)	272,358	175,640
		29,113,236
TURKEY — 1.8%
AG Anadolu Grubu Holding A/S	33,587	95,431
Aksa Akrilik Kimya Sanayii A/S	161,902	560,958
Aksa Enerji Uretim A/S (a)	101,910	146,976
Alarko Holding A/S	152,887	300,344
Albaraka Turk Katilim Bankasi A/S (a)	2,625,519	194,990
Alkim Alkali Kimya A/S	88,373	109,775
Anadolu Efes Biracilik Ve Malt Sanayii A/S	202,308	329,092
Bera Holding A/S (a)	288,519	250,563
Borusan Yatirim ve Pazarlama A/S	3,391	77,684
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	54,098	117,550
Cemas Dokum Sanayi A/S (a)	1	—
Cimsa Cimento Sanayi VE Ticaret A/S	53,347	108,122
Deva Holding A/S	50,192	89,583
D-MARKET Elektronik Hizmetler ve Ticaret A/S (a)(b)	38,400	23,347
Dogan Sirketler Grubu Holding A/S	787,989	164,238
Dogus Otomotiv Servis ve Ticaret A/S	32,377	146,115
EGE Endustri VE Ticaret A/S	1,196	161,415
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	297,386	178,113
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	708,527	112,030
Enerjisa Enerji AS (c)	256,194	208,681
Erbosan Erciyas Boru Sanayii ve Ticaret A/S	7,809	47,191
Hektas Ticaret TAS (a)	251,711	446,240
Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A/S (a)	—	—
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A/S	133,501	61,647
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S (a)	124,379	125,224
Is Gayrimenkul Yatirim Ortakligi A/S REIT (a)	649,895	553,889
Is Yatirim Menkul Degerler A/S Class A	98,668	112,694
Isbir Holding A/S	16,583	48,667

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Izmir Demir Celik Sanayi A/S (a)	284,643	$37,165
Jantsa Jant Sanayi Ve Ticaret A/S	15,321	66,803
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (b)	829,774	560,588
Karsan Otomotiv Sanayii Ve Ticaret A/S (a)	130,121	53,306
Kartonsan Karton Sanayi ve Ticaret A/S	17,492	76,269
Kerevitas Gida Sanayi ve Ticaret A/S (a)	283,415	86,909
Kordsa Teknik Tekstil A/S	63,971	189,195
Koza Altin Isletmeleri A/S (a)	52,636	535,928
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	180,350	278,899
Logo Yazilim Sanayi Ve Ticaret A/S	63,930	145,883
Mavi Giyim Sanayi Ve Ticaret A/S Class B (c)	78,212	245,693
Migros Ticaret A/S (a)	26,990	77,592
MLP Saglik Hizmetleri A/S (a)(c)	132,553	258,969
Nuh Cimento Sanayi A/S	31,006	107,708
ODAS Elektrik Uretim ve Sanayi Ticaret A/S (a)	504,215	87,275
Otokar Otomotiv Ve Savunma Sanayi A/S	5,484	139,625
Pegasus Hava Tasimaciligi A/S (a)	14,436	147,849
Petkim Petrokimya Holding A/S (a)	882,822	466,355
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	291,627	230,032
Sekerbank Turk A/S (a)(b)	961,245	59,874
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	145,401	127,753
Sinpas Gayrimenkul Yatirim Ortakligi A/S REIT (a)	182,344	112,487
Sok Marketler Ticaret AS (b)	194,561	133,541
Tat Gida Sanayi A/S	118,538	104,222
TAV Havalimanlari Holding A/S (a)	71,399	212,788
Turk Traktor ve Ziraat Makineleri A/S	20,658	269,476
Ulker Biskuvi Sanayi A/S (a)	36,718	31,646
Vakif Gayrimenkul Yatirim Ortakligi A/S REIT (a)	464,479	56,751
Vestel Beyaz Esya Sanayi ve Ticaret A/S	265,410	143,383
Yeni Gimat Gayrimenkul Ortakligi A/S	68,683	94,202
Ziraat Gayrimenkul Yatirim Ortakligi A/S	283,927	53,226
		9,961,951
Security Description	Shares	Value
UNITED ARAB EMIRATES — 0.8%
Agthia Group PJSC	141,678	$204,045
Air Arabia PJSC	2,278,264	1,290,133
Al Waha Capital PJSC	460,741	198,190
AL Yah Satellite Communications Co-Pjsc-Yah Sat	205,421	144,289
Amanat Holdings PJSC	1,246,820	339,107
Arabtec Holding PJSC (a)(e)	483,581	—
Dana Gas PJSC	2,993,457	888,315
Deyaar Development PJSC (a)	2,836,827	357,586
Manazel PJSC (a)	2,176,911	219,285
RAK Properties PJSC (a)	973,254	164,545
Ras Al Khaimah Ceramics	353,761	267,745
SHUAA Capital PSC (a)	1,011,668	137,713
Union Properties PJSC (a)	2,753,814	172,437
		4,383,390
UNITED STATES — 0.1%
CBAK Energy Technology, Inc. (a)(b)	51,621	55,235
Huisen Household International Group, Ltd. (a)(b)	766,357	51,761
IBEX Holdings, Ltd. (a)(b)	3,200	53,984
Ideanomics, Inc. (a)(b)	293,844	194,701
Newegg Commerce, Inc. (a)(b)	8,500	31,280
Seanergy Maritime Holdings Corp. (b)	74,288	60,523
Titan Cement International SA	26,202	307,896
United Maritime Corp. (e)	629	—
		755,380
TOTAL COMMON STOCKS (Cost $599,788,163)		561,133,229

WARRANTS — 0.0% (d)
BRAZIL — 0.0% (d)
Marisa Lojas SA (expiring 11/15/22) (a)	47,709	1,186
MALAYSIA — 0.0% (d)
Eco World Development Group Bhd (expiring 04/12/29) (a)	49,240	1,006
Yinson Holdings Bhd (expiring 06/21/25) (a)	261,833	20,198
		21,204
THAILAND — 0.0% (d)
Next Capital PCL (expiring 12/21/23)	77,317	—
VGI PCL (expiring 05/23/27) (a)	1,159,330	7,214
VIBHA W4 R (expiring 06/18/25)	222,716	—
		7,214
TOTAL WARRANTS (Cost $951)		29,604

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (f)(g)	132,364	$132,350
State Street Navigator Securities Lending Portfolio II (h)(i)	11,003,079	11,003,079
TOTAL SHORT-TERM INVESTMENTS (Cost $11,135,430)		11,135,429
TOTAL INVESTMENTS — 101.1% (Cost $610,924,544)		572,298,262
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(6,492,081)
NET ASSETS — 100.0%		$565,806,181
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.9% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the securities is $97,716, representing 0.02% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets (long)	58	09/16/2022	$2,930,754	$2,907,830	$(22,924)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$556,464,873	$4,570,640	$97,716	$561,133,229
Warrants	29,604	0(a)	—	29,604
Short-Term Investments	11,135,429	—	—	11,135,429
TOTAL INVESTMENTS	$567,629,906	$4,570,640	$97,716	$572,298,262
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(22,924)	—	—	(22,924)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(22,924)	$—	$—	$(22,924)
(a)	The Fund held Level 2 securities that were valued at $0 at June 30, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Sector Breakdown as of June 30, 2022

% of Net Assets
Information Technology	18.1%
Industrials	14.5
Materials	12.7
Consumer Discretionary	12.6
Financials	9.7
Real Estate	7.7
Health Care	7.3
Consumer Staples	6.2
Communication Services	3.9
Utilities	3.5
Energy	3.0
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,770,647	$1,771,001	$43,687,454	$45,325,847	$(258)	$—	132,364	$132,350	$2,437
State Street Navigator Securities Lending Portfolio II	12,917,963	12,917,963	44,801,644	46,716,528	—	—	11,003,079	11,003,079	262,616
Total		$14,688,964	$88,489,098	$92,042,375	$(258)	$—		$11,135,429	$265,053
See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 2.6%
BWP Trust REIT	436,634	$1,167,978
Centuria Industrial REIT	498,963	964,145
Charter Hall Long Wale REIT (a)	526,828	1,546,907
Charter Hall Retail REIT	471,764	1,223,020
Dexus REIT	927,274	5,662,243
GPT Group REIT	1,650,672	4,790,058
National Storage REIT (a)	931,682	1,371,036
Scentre Group REIT	4,477,194	7,973,944
Shopping Centres Australasia Property Group REIT	957,830	1,811,293
Vicinity Centres REIT	3,332,802	4,205,456
Waypoint REIT, Ltd.	653,154	1,042,008
		31,758,088
AUSTRIA — 0.1%
CA Immobilien Anlagen AG (b)	40,111	1,268,505
BELGIUM — 0.8%
Aedifica SA REIT	33,891	3,241,968
Cofinimmo SA REIT	25,396	2,750,605
Warehouses De Pauw CVA REIT	121,711	3,817,283
		9,809,856
BRAZIL — 0.3%
Aliansce Sonae Shopping Centers SA	113,600	347,787
BR Malls Participacoes SA	707,721	1,017,710
BR Properties SA	156,800	265,359
Iguatemi SA	151,490	521,146
Multiplan Empreendimentos Imobiliarios SA	231,700	972,533
		3,124,535
CANADA — 1.3%
Artis Real Estate Investment Trust	54,364	495,617
Boardwalk Real Estate Investment Trust	19,215	623,841
Canadian Apartment Properties REIT	73,213	2,543,825
Dream Industrial Real Estate Investment Trust	111,834	1,047,292
Dream Office Real Estate Investment Trust	23,159	347,937
First Capital Real Estate Investment Trust	97,360	1,130,627
Granite Real Estate Investment Trust	27,681	1,694,186
H&R Real Estate Investment Trust	115,431	1,114,086
InterRent Real Estate Investment Trust	64,025	595,108
NorthWest Healthcare Properties Real Estate Investment Trust	99,200	927,440
Security Description	Shares	Value
Primaris Real Estate Investment Trust	42,909	$406,820
RioCan Real Estate Investment Trust	130,239	2,021,307
SmartCentres Real Estate Investment Trust	64,363	1,371,634
Summit Industrial Income REIT	84,454	1,120,205
		15,439,925
FINLAND — 0.2%
Kojamo Oyj (a)	129,581	2,229,843
FRANCE — 1.2%
Covivio REIT	40,719	2,254,064
Gecina SA REIT	46,851	4,359,253
Klepierre SA REIT (b)	167,936	3,223,441
Unibail-Rodamco-Westfield REIT (b)	100,488	5,110,934
		14,947,692
GERMANY — 0.9%
Aroundtown SA	833,310	2,642,300
Deutsche Europshop Z.Verk.	42,183	974,615
Deutsche Wohnen SE	43,710	1,002,584
Grand City Properties SA	88,980	1,198,151
LEG Immobilien SE	62,788	5,193,572
		11,011,222
HONG KONG — 2.3%
Hang Lung Properties, Ltd.	1,587,018	3,009,428
Hysan Development Co., Ltd.	512,731	1,545,325
Link REIT	1,821,674	14,857,637
Swire Properties, Ltd.	904,800	2,246,160
Wharf Real Estate Investment Co., Ltd.	1,335,000	6,362,854
		28,021,404
ISRAEL — 0.2%
Azrieli Group, Ltd.	33,179	2,315,420
JAPAN — 9.5%
Activia Properties, Inc. REIT	635	1,890,674
Advance Residence Investment Corp. REIT	1,192	3,167,436
Aeon Mall Co., Ltd.	85,400	1,042,866
AEON REIT Investment Corp.	1,530	1,724,213
Comforia Residential REIT, Inc.	558	1,375,952
Daiwa House REIT Investment Corp.	1,818	4,114,939
Daiwa Office Investment Corp. REIT	250	1,280,777
Daiwa Securities Living Investments Corp. REIT	1,891	1,656,391
Frontier Real Estate Investment Corp. REIT	436	1,678,466
Fukuoka REIT Corp.	616	763,567
Global One Real Estate Investment Corp. REIT	848	662,271
GLP J-REIT (b)	3,869	4,718,953
Hoshino Resorts REIT, Inc.	208	1,004,365

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Hulic Co., Ltd.	509,300	$3,936,292
Hulic REIT, Inc.	1,097	1,290,351
Ichigo Office REIT Investment Corp.	1,394	866,023
Industrial & Infrastructure Fund Investment Corp. REIT (b)	1,779	2,350,524
Invincible Investment Corp. REIT	5,226	1,534,853
Japan Excellent, Inc. REIT	1,085	978,341
Japan Hotel REIT Investment Corp.	3,833	1,912,903
Japan Logistics Fund, Inc. REIT	816	1,883,008
Japan Metropolitan Fund Invest REIT	6,022	4,685,329
Japan Prime Realty Investment Corp. REIT	857	2,513,816
Japan Real Estate Investment Corp. REIT	1,194	5,484,200
Kenedix Office Investment Corp. REIT	368	1,844,673
Kenedix Residential Next Investment Corp. REIT	911	1,459,156
Kenedix Retail REIT Corp. (b)	497	1,007,499
LaSalle Logiport REIT	1,532	1,877,575
Mirai Corp. REIT	1,574	578,136
Mitsubishi Estate Logistics REIT Investment Corp. (b)	385	1,303,596
Mitsui Fudosan Co., Ltd.	828,300	17,787,827
Mitsui Fudosan Logistics Park, Inc. REIT (b)	470	1,774,760
Mori Hills REIT Investment Corp.	1,396	1,564,983
Mori Trust Sogo REIT, Inc.	850	888,447
Nippon Accommodations Fund, Inc. REIT	432	2,168,665
Nippon Building Fund, Inc. REIT	1,467	7,299,636
Nippon Prologis REIT, Inc. (b)	2,302	5,659,475
NIPPON REIT Investment Corp. (a)	384	1,028,862
Nomura Real Estate Master Fund, Inc. REIT (b)	4,063	5,066,226
NTT UD REIT Investment Corp.	1,200	1,307,276
Orix JREIT, Inc.	2,375	3,220,161
Sekisui House REIT, Inc.	3,807	2,253,011
Tokyu REIT, Inc.	835	1,221,876
United Urban Investment Corp. REIT	2,682	2,809,235
		114,637,585
MALTA — 0.0% (c)
BGP Holdings PLC (d)	1,313,937	—
MEXICO — 0.2%
Fibra Uno Administracion SA de CV REIT	2,451,263	2,433,555
Security Description	Shares	Value
NETHERLANDS — 0.1%
Eurocommercial Properties NV	38,143	$819,065
Wereldhave NV REIT (a)	38,717	580,841
		1,399,906
NORWAY — 0.2%
Entra ASA (e)	156,546	1,956,875
ROMANIA — 0.2%
NEPI Rockcastle SA	408,327	2,170,682
SAUDI ARABIA — 0.1%
Arabian Centres Co., Ltd.	107,130	553,338
SINGAPORE — 3.2%
Ascendas Real Estate Investment Trust	2,895,391	5,929,341
Ascott Residence Trust	1,660,900	1,360,513
CapitaLand China Trust REIT (a)	1,057,600	873,924
CapitaLand Integrated Commercial Trust REIT	4,399,507	6,859,905
Capitaland Investment, Ltd.	2,123,917	5,829,822
Frasers Centrepoint Trust REIT	918,893	1,512,011
Frasers Logistics & Commercial Trust REIT	2,506,300	2,395,185
Keppel DC REIT	1,134,100	1,605,358
Keppel REIT	1,689,512	1,323,251
Mapletree Commercial Trust REIT	1,885,031	2,478,700
Mapletree Industrial Trust REIT	1,681,632	3,141,656
Mapletree Logistics Trust REIT	2,755,763	3,326,638
Suntec Real Estate Investment Trust	1,874,595	2,182,111
		38,818,415
SOUTH AFRICA — 0.4%
Growthpoint Properties, Ltd. REIT	2,949,779	2,223,700
Hyprop Investments, Ltd. REIT (b)	319,061	646,399
Redefine Properties, Ltd. REIT	6,083,721	1,362,873
		4,232,972
SPAIN — 0.4%
Inmobiliaria Colonial Socimi SA REIT	231,372	1,476,725
Merlin Properties Socimi SA REIT	286,984	2,761,752
		4,238,477
SWEDEN — 1.0%
Castellum AB	238,110	3,054,391
Fabege AB	233,202	2,197,889
Hufvudstaden AB Class A	100,713	1,110,581
Sagax AB Class B	143,608	2,644,459
Samhallsbyggnadsbolaget i Norden AB	982,444	1,633,188
Wihlborgs Fastigheter AB	229,378	1,601,577
		12,242,085

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 0.8%
PSP Swiss Property AG	39,514	$4,383,336
Swiss Prime Site AG (b)	66,144	5,786,348
		10,169,684
THAILAND — 0.2%
Central Pattana PCL NVDR	1,163,000	2,006,590
UNITED KINGDOM — 4.2%
Assura PLC REIT	2,539,632	2,017,104
Big Yellow Group PLC REIT	148,665	2,368,766
British Land Co. PLC REIT	808,424	4,389,585
Capital & Counties Properties PLC REIT	728,952	1,242,042
Derwent London PLC REIT	96,644	3,065,686
Grainger PLC	636,999	2,175,373
Great Portland Estates PLC REIT	217,765	1,515,383
Hammerson PLC REIT	2,973,324	684,998
Land Securities Group PLC REIT	647,752	5,223,439
LondonMetric Property PLC REIT	842,632	2,337,296
Primary Health Properties PLC REIT	1,144,423	1,894,358
Safestore Holdings PLC REIT	181,196	2,334,767
Segro PLC REIT	1,044,048	12,385,278
Shaftesbury PLC REIT (a)	247,259	1,567,481
Tritax Big Box REIT PLC	1,609,193	3,547,026
UNITE Group PLC REIT	343,912	4,443,944
		51,192,526
UNITED STATES — 69.1%
Acadia Realty Trust REIT	82,872	1,294,461
Agree Realty Corp. REIT	65,171	4,700,784
Alexandria Real Estate Equities, Inc. REIT	128,816	18,682,184
American Assets Trust, Inc. REIT	45,120	1,340,064
American Campus Communities, Inc. REIT	120,364	7,759,867
American Homes 4 Rent Class A, REIT	256,655	9,095,853
Americold Realty Trust, Inc. REIT	232,197	6,975,198
Apartment Income REIT Corp.	135,414	5,633,222
Apartment Investment & Management Co. Class A, REIT (b)	129,867	831,149
Apple Hospitality REIT, Inc.	183,128	2,686,488
Ashford Hospitality Trust, Inc. REIT (a)(b)	28,296	169,210
AvalonBay Communities, Inc. REIT	121,183	23,539,798
Boston Properties, Inc. REIT	123,739	11,010,296
Brandywine Realty Trust REIT	146,808	1,415,229
Brixmor Property Group, Inc. REIT	258,168	5,217,575
Security Description	Shares	Value
Broadstone Net Lease, Inc. REIT	148,942	$3,054,800
Camden Property Trust REIT	92,445	12,432,004
CareTrust REIT, Inc.	83,183	1,533,895
Centerspace REIT	13,968	1,139,090
Chatham Lodging Trust REIT (b)	45,206	472,403
City Office REIT, Inc.	39,913	516,873
Community Healthcare Trust, Inc. REIT	21,943	794,556
Corporate Office Properties Trust REIT	96,641	2,531,028
Cousins Properties, Inc. REIT	128,167	3,746,321
CubeSmart REIT	193,603	8,270,720
DiamondRock Hospitality Co. REIT (b)	180,887	1,485,082
Digital Realty Trust, Inc. REIT	246,666	32,024,647
DigitalBridge Group, Inc. REIT (b)	513,400	2,505,392
Diversified Healthcare Trust REIT	228,747	416,320
Douglas Emmett, Inc. REIT	151,376	3,387,795
Duke Realty Corp. REIT	333,287	18,314,121
Easterly Government Properties, Inc. REIT	78,124	1,487,481
EastGroup Properties, Inc. REIT	35,911	5,542,145
Empire State Realty Trust, Inc. Class A, REIT	116,255	817,273
EPR Properties REIT	64,553	3,029,472
Equinix, Inc. REIT	78,800	51,773,176
Equity Commonwealth REIT (b)	96,899	2,667,629
Equity LifeStyle Properties, Inc. REIT	150,215	10,585,651
Equity Residential REIT	296,621	21,421,969
Essential Properties Realty Trust, Inc. REIT	114,966	2,470,619
Essex Property Trust, Inc. REIT	56,442	14,760,147
Extra Space Storage, Inc. REIT	116,402	19,802,308
Federal Realty OP LP, REIT	61,582	5,895,861
First Industrial Realty Trust, Inc. REIT	113,800	5,403,224
Four Corners Property Trust, Inc. REIT	68,965	1,833,779
Franklin Street Properties Corp. REIT	89,993	375,271
Getty Realty Corp. REIT	36,817	975,651
Global Medical REIT, Inc.	55,373	621,839
Global Net Lease, Inc. REIT	94,556	1,338,913
Healthcare Realty Trust, Inc. REIT	130,510	3,549,872
Healthcare Trust of America, Inc. Class A, REIT	197,427	5,510,188
Healthpeak Properties, Inc. REIT	468,261	12,132,643

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Hersha Hospitality Trust REIT (b)	34,602	$339,446
Highwoods Properties, Inc. REIT	90,532	3,095,289
Host Hotels & Resorts, Inc. REIT	620,601	9,731,024
Hudson Pacific Properties, Inc. REIT	124,260	1,844,018
Independence Realty Trust, Inc. REIT	190,256	3,944,007
Industrial Logistics Properties Trust REIT	59,134	832,607
Innovative Industrial Properties, Inc. REIT	24,035	2,640,725
Invitation Homes, Inc. REIT	529,109	18,825,698
JBG SMITH Properties REIT	93,454	2,209,253
Kilroy Realty Corp. REIT	90,498	4,735,760
Kimco Realty Corp. REIT	536,430	10,605,221
Kite Realty Group Trust REIT	188,572	3,260,410
Life Storage, Inc. REIT	72,816	8,130,635
LTC Properties, Inc. REIT	35,683	1,369,870
LXP Industrial Trust REIT	246,458	2,646,959
Macerich Co. REIT	184,153	1,603,973
Medical Properties Trust, Inc. REIT	517,659	7,904,653
Mid-America Apartment Communities, Inc. REIT	100,133	17,490,231
National Health Investors, Inc. REIT	39,417	2,389,064
National Retail Properties, Inc. REIT	151,723	6,524,089
National Storage Affiliates Trust REIT	72,414	3,625,769
Necessity Retail REIT, Inc.	115,253	839,042
NETSTREIT Corp.	40,812	770,122
NexPoint Residential Trust, Inc. REIT	20,979	1,311,397
Office Properties Income Trust REIT	41,288	823,696
Omega Healthcare Investors, Inc. REIT	202,757	5,715,720
Orion Office REIT, Inc.	52,219	572,320
Paramount Group, Inc. REIT	140,346	1,014,702
Park Hotels & Resorts, Inc. REIT	200,808	2,724,965
Pebblebrook Hotel Trust REIT	112,838	1,869,726
Piedmont Office Realty Trust, Inc. Class A, REIT	105,669	1,386,377
Plymouth Industrial REIT, Inc.	36,439	639,140
Prologis, Inc. REIT	641,024	75,416,474
PS Business Parks, Inc. REIT	17,356	3,248,175
Public Storage REIT	132,314	41,370,618
Realty Income Corp. REIT	520,448	35,525,780
Regency Centers Corp. REIT	133,849	7,938,584
Retail Opportunity Investments Corp. REIT	110,465	1,743,138
Rexford Industrial Realty, Inc. REIT	142,366	8,198,858
Security Description	Shares	Value
RLJ Lodging Trust REIT	143,179	$1,579,264
RPT Realty REIT	77,497	761,796
Ryman Hospitality Properties, Inc. REIT (b)	47,451	3,607,700
Seritage Growth Properties Class A, REIT (a)(b)	33,795	176,072
Service Properties Trust REIT	152,810	799,196
Simon Property Group, Inc. REIT	284,532	27,007,777
SITE Centers Corp. REIT	156,163	2,103,516
SL Green Realty Corp. REIT	55,169	2,546,049
Spirit Realty Capital, Inc. REIT	116,508	4,401,672
STAG Industrial, Inc. REIT	154,463	4,769,817
STORE Capital Corp. REIT	217,641	5,676,077
Summit Hotel Properties, Inc. REIT (b)	101,608	738,690
Sun Communities, Inc. REIT	105,481	16,809,452
Sunstone Hotel Investors, Inc. REIT (b)	184,819	1,833,404
Tanger Factory Outlet Centers, Inc. REIT	89,411	1,271,424
Terreno Realty Corp. REIT	65,070	3,626,351
UDR, Inc. REIT	259,692	11,956,220
UMH Properties, Inc. REIT	45,421	802,135
Universal Health Realty Income Trust REIT	12,147	646,342
Urban Edge Properties REIT	94,527	1,437,756
Ventas, Inc. REIT	346,590	17,825,124
Veris Residential, Inc. REIT (b)	73,811	977,258
Vornado Realty Trust REIT	137,121	3,920,289
Washington Real Estate Investment Trust	77,022	1,641,339
Welltower, Inc. REIT	393,269	32,385,702
WP Carey, Inc. REIT	167,293	13,861,898
Xenia Hotels & Resorts, Inc. REIT (b)	98,049	1,424,652
		834,416,043
TOTAL COMMON STOCKS (Cost $1,281,094,130)		1,200,395,223

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (f)(g)	4,889,296	4,888,807
State Street Navigator Securities Lending Portfolio II (h)(i)	3,837,287	3,837,287
TOTAL SHORT-TERM INVESTMENTS (Cost $8,726,343)		8,726,094
TOTAL INVESTMENTS — 100.2% (Cost $1,289,820,473)		1,209,121,317
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,178,550)
NET ASSETS — 100.0%		$1,206,942,767

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	180	09/16/2022	$6,183,866	$6,424,200	$240,334

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,200,395,223	$—	$0(a)	$1,200,395,223
Short-Term Investments	8,726,094	—	—	8,726,094
TOTAL INVESTMENTS	$1,209,121,317	$—	$0	$1,209,121,317
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	$240,334	$—	$—	$240,334
TOTAL OTHER FINANCIAL INSTRUMENTS:	$240,334	$—	$—	$240,334
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,209,361,651	$—	$0	$1,209,361,651
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,838,198	$1,838,566	$87,271,172	$84,220,161	$(521)	$(249)	4,889,296	$4,888,807	$2,284
State Street Navigator Securities Lending Portfolio II	1,555,303	1,555,303	59,329,263	57,047,279	—	—	3,837,287	3,837,287	10,734
Total		$3,393,869	$146,600,435	$141,267,440	$(521)	$(249)		$8,726,094	$13,018
See accompanying notes to Schedule of Investments.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2022, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2022 are disclosed in the Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impairthe ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.